UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

655 9th Street, Des Moines, IA 50392-2080
(Address of principal executive offices)

Principal Management Corporation, 655 9th Street, Des Moines, IA 50392-2080 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	October 31, 2015
Date of reporting period:	January 31, 2015

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2015 (unaudited)

	COMMON STOCKS - 0.00%	Shares Held	Value	(000	's)		Principal
						BONDS (continued)	Amount (000's) Value (000's)
	Semiconductors - 0.00%
	Tower Semiconductor Ltd - Warrants (a),(b),(c)	345,803		$—		Airlines (continued)
						US Airways 2013-1 Class A Pass Through
	TOTAL COMMON STOCKS			$—		Trust
						3.95%, 11/15/2025(c)	$1,403	$1,455
	INVESTMENT COMPANIES - 3.52%	Shares Held	Value	(000	's)
								$11,577
	Publicly Traded Investment Fund - 3.52%
	Cash Account Trust - Government & Agency	150,491,163		150,491		Automobile Asset Backed Securities - 6.23%
	Portfolio - Government Cash Managed					Ally Auto Receivables Trust 2013-SN1
						0.72%, 05/20/2016(e)	1,232	1,232
	TOTAL INVESTMENT COMPANIES			$150,491		Ally Auto Receivables Trust 2014-2
						0.68%, 07/17/2017(e)	5,000	5,000
	PREFERRED STOCKS - 0.55%	Shares Held	Value	(000	's)	Ally Auto Receivables Trust 2014-3
Banks	- 0.41%					0.81%, 09/15/2017(e)	10,500	10,507
	Bank of America Corp (a)	35,000		886		Ally Auto Receivables Trust 2014-SN1
	City National Corp/CA	90,000		2,572		0.37%, 10/20/2016(e)	2,569	2,567
	CoBank ACB 6.20%	35,000		3,535		Ally Auto Receivables Trust 2014-SN2
	Morgan Stanley	180,000		4,664		1.21%, 02/20/2019(e)	7,300	7,307
	State Street Corp 5.90%; Series D	225,000		5,946		AmeriCredit Automobile Receivables Trust
				$17,603		2013-2
						0.65%, 12/08/2017	2,750	2,751
	Diversified Financial Services - 0.06%					AmeriCredit Automobile Receivables Trust
	Ally Financial Inc (d)	1,610		1,610
						2013-5
	RBS Capital Funding Trust V	45,000		1,100		0.55%, 03/08/2017(e)	4,064	4,065
				$2,710		AmeriCredit Automobile Receivables Trust
	Electric - 0.05%					2014-1
	SCE Trust III	75,000		2,053		0.57%, 07/10/2017(e)	1,763	1,763
						AmeriCredit Automobile Receivables Trust
						2014-2
	Telecommunications - 0.03%					0.45%, 10/10/2017(e)	10,099	10,093
	Verizon Communications Inc	50,000		1,328		2.18%, 06/08/2020	2,000	2,012
						Americredit Automobile Receivables Trust
	TOTAL PREFERRED STOCKS			$23,694		2014-4
		Principal				0.57%, 04/09/2018(e)	13,750	13,750
BONDS	- 66.57%	Amount (000's)	Value	(000	's)	ARI Fleet Lease Trust 2012-B
						0.47%, 01/15/2021(d),(e)	2,060	2,056
	Advertising - 0.01%
	Outfront Media Capital LLC / Outfront Media					Capital Auto Receivables Asset Trust 2013-1
	Capital Corp					0.62%, 07/20/2016	493	493
	5.25%, 02/15/2022(d)	$245		$254		0.79%, 06/20/2017	4,500	4,499
						Capital Auto Receivables Asset Trust 2013-2
						1.24%, 10/20/2017	6,532	6,558
	Aerospace & Defense - 0.02%					Capital Auto Receivables Asset Trust 2014-2
	Air 2 US					1.26%, 05/21/2018(e)	9,500	9,535
	8.03%, 10/01/2020(c),(d)	291		311		Carmax Auto Owner Trust 2013-2
	8.63%, 10/01/2020(c),(d)	301		316		0.42%, 06/15/2016(e)	296	296
				$627		CarMax Auto Owner Trust 2014-4
	Agriculture - 0.48%					1.25%, 11/15/2019	8,500	8,529
						Chesapeake Funding LLC
	Altria Group Inc					0.59%, 03/07/2026(d),(e)	21,000	20,995
	2.63%, 01/14/2020	7,405		7,583		0.62%, 01/07/2025(d),(e)	3,191	3,189
	5.38%, 01/31/2044	1,686		2,032		1.42%, 04/07/2024(d),(e)	4,040	4,058
	9.95%, 11/10/2038	915		1,607
	Philip Morris International Inc					Chrysler Capital Auto Receivables Trust 2014-
						B
	4.38%, 11/15/2041	1,355		1,481		0.69%, 09/15/2017(d),(e)	35,000	35,045
	6.38%, 05/16/2038	30		41		Ford Credit Auto Owner Trust 2014-REV2
	Pinnacle Operating Corp					2.31%, 04/15/2026 (d),(e)	5,000	5,102
	9.00%, 11/15/2020(d)	1,615		1,647
	Reynolds American Inc					GM Financial Automobile Leasing Trust
						2014-1
	3.25%, 11/01/2022	6,290		6,318		1.76%, 05/21/2018(d)	5,110	5,156
				$20,709		1.99%, 05/21/2018(d)	2,000	2,011
	Airlines - 0.27%					GM Financial Automobile Leasing Trust
	American Airlines 2013-2 Class A Pass					2014-2
	Through Trust					1.96%, 03/20/2018(d)	1,500	1,512
	4.95%, 07/15/2024(c)	1,823		1,964		2.43%, 03/20/2018(d)	4,250	4,285
	American Airlines 2014-1 Class A Pass					Hertz Fleet Lease Funding LP
	Through Trust					0.57%, 04/10/2028(d),(e)	7,200	7,194
	3.70%, 10/01/2026(c)	1,565		1,577		0.72%, 12/10/2027(d),(e)	11,106	11,110
	United Airlines 2014-1 Class A Pass Through					Santander Drive Auto Receivables Trust 2014-
	Trust					2
	4.00%, 04/11/2026(c)	3,710		3,868		0.49%, 07/17/2017(e)	10,531	10,527
	United Airlines 2014-2 Class A Pass Through					0.80%, 04/16/2018(e)	8,175	8,166
	Trust					Santander Drive Auto Receivables Trust 2014-
	3.75%, 09/03/2026(c)	2,430		2,430		4
	US Airways 2001-1G Pass Through Trust					0.49%, 01/16/2018(e)	17,350	17,339
	7.08%, 09/20/2022(c)	258		283

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Automobile Asset Backed Securities (continued)				Automobile Parts & Equipment (continued)
Santander Drive Auto Receivables Trust 2014-				Lear Corp
5				5.25%, 01/15/2025	$3,160	$3,223
0.57%, 04/16/2018(e)	$16,750	$16,753				$6,403
1.77%, 09/16/2019	4,000	3,998
2.48%, 06/15/2020	4,000	4,026	Banks	- 8.86%
World Omni Auto Receivables Trust 2014-A				Abbey National Treasury Services
0.94%, 04/15/2019(e)	2,525	2,528		PLC/London
				0.66%, 09/29/2017(e)	7,000	6,985
World Omni Auto Receivables Trust 2014-B
1.14%, 01/15/2020	9,700	9,712		Akbank TAS
				4.00%, 01/24/2020(d)	750	743
World Omni Automobile Lease Securitization
Trust 2013-A				Associated Banc-Corp
0.73%, 05/16/2016	839	840		2.75%, 11/15/2019	1,965	2,004
		$266,559		4.25%, 01/15/2025	8,250	8,603
				5.13%, 03/28/2016	5,055	5,256
Automobile Floor Plan Asset Backed Securities - 0.74%				Banco de Credito e Inversiones
Ally Master Owner Trust				4.00%, 02/11/2023(d)	600	603
0.62%, 04/15/2018(e)	8,000	7,995		Banco Inbursa SA Institucion de Banca
1.21%, 06/15/2017	3,650	3,658		Multiple
1.60%, 10/15/2019	11,000	11,063		4.13%, 06/06/2024(d)	2,100	2,084
GE Dealer Floorplan Master Note Trust				Banco Santander Mexico SA Institucion de
0.61%, 10/20/2017(e)	9,050	9,058		Banca Multiple Grupo Financiero Santander
		$31,774		4.13%, 11/09/2022(d)	1,100	1,112
				Bancolombia SA
Automobile Manufacturers - 2.34%				5.95%, 06/03/2021	1,585	1,732
Chrysler Group LLC / CG Co-Issuer Inc				Bank of America Corp
8.00%, 06/15/2019	345	363		4.00%, 04/01/2024	5,720	6,161
Daimler Finance North America LLC				4.10%, 07/24/2023	2,845	3,083
1.25%, 01/11/2016(d)	2,120	2,130
1.30%, 07/31/2015(d)	3,205	3,217		4.20%, 08/26/2024	15,830	16,437
1.38%, 08/01/2017(d)	10,000	10,025		4.25%, 10/22/2026	6,100	6,334
1.45%, 08/01/2016(d)	2,005	2,020		4.88%, 04/01/2044	955	1,122
				6.25%, 09/29/2049(e)	5,610	5,737
Ford Motor Co				Banque Centrale de Tunisie SA
7.40%, 11/01/2046	1,130	1,724		5.75%, 01/30/2025(c),(d)	2,100	2,096
Ford Motor Credit Co LLC				Barclays PLC
2.60%, 11/04/2019	4,860	4,926		8.25%, 12/29/2049(e)	3,400	3,544
4.38%, 08/06/2023	4,875	5,375		BBVA Banco Continental SA
8.00%, 12/15/2016	11,315	12,670		5.00%, 08/26/2022(d)	1,100	1,169
General Motors Co				BBVA Bancomer SA/Texas
3.50%, 10/02/2018	14,995	15,370		6.75%, 09/30/2022(d)	4,115	4,652
5.00%, 04/01/2035	3,020	3,258		BBVA US Senior SAU
5.20%, 04/01/2045	2,055	2,293		4.66%, 10/09/2015	1,465	1,502
6.25%, 10/02/2043	1,275	1,588		BPCE SA
General Motors Financial Co Inc				1.61%, 07/25/2017	1,140	1,148
2.63%, 07/10/2017	2,805	2,830		4.50%, 03/15/2025(d)	5,755	5,882
2.75%, 05/15/2016	1,425	1,443		4.63%, 07/11/2024(d)	8,530	8,743
3.15%, 01/15/2020	4,190	4,246		5.15%, 07/21/2024(d)	2,175	2,330
3.25%, 05/15/2018	860	873		5.70%, 10/22/2023(d)	2,140	2,373
Jaguar Land Rover Automotive PLC				Capital One NA/Mclean VA
4.13%, 12/15/2018(d)	540	552
5.63%, 02/01/2023(d)	3,065	3,287		2.40%, 09/05/2019	2,345	2,371
8.13%, 05/15/2021(d)	390	431		CIT Group Inc
				3.88%, 02/19/2019	3,145	3,137
Navistar International Corp				4.75%, 02/15/2015(d)	300	300
8.25%, 11/01/2021	2,575	2,514		Citigroup Inc
Nissan Motor Acceptance Corp				5.80%, 11/29/2049(e)	2,830	2,836
0.78%, 03/03/2017(d),(e)	3,000	3,002
				City National Corp/CA
Toyota Motor Credit Corp				5.25%, 09/15/2020	3,100	3,589
0.65%, 01/17/2019(e)	1,320	1,318
				Compass Bank
Volkswagen Group of America Finance LLC				1.85%, 09/29/2017	4,500	4,522
0.67%, 11/20/2017(d),(e)	10,000	10,003
2.13%, 05/23/2019(d)	3,190	3,236		2.75%, 09/29/2019	6,000	6,098
				Cooperatieve Centrale Raiffeisen-
Volkswagen International Finance NV				Boerenleenbank BA/Netherlands
1.13%, 11/18/2016(d)	1,625	1,627
				4.63%, 12/01/2023	10,065	11,014
		$100,321		5.75%, 12/01/2043	465	588
Automobile Parts & Equipment - 0.15%				8.40%, 11/29/2049(e)	5,360	5,929
Dana Holding Corp				11.00%, 12/29/2049(d),(e)	1,560	2,008
5.38%, 09/15/2021	195	200		Deutsche Bank AG
5.50%, 12/15/2024	1,590	1,612		7.50%, 12/29/2049(e)	1,350	1,315
6.00%, 09/15/2023	395	411		Fifth Third Bank/Cincinnati OH
6.75%, 02/15/2021	710	755		2.88%, 10/01/2021	3,125	3,217
Gestamp Funding Luxembourg SA				Goldman Sachs Group Inc/The
5.63%, 05/31/2020(d)	200	202		2.55%, 10/23/2019	5,395	5,469
				2.60%, 04/23/2020	2,960	2,998
				3.50%, 01/23/2025	3,635	3,732

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2015 (unaudited)

		Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)				Beverages (continued)
Goldman Sachs Group Inc/The	(continued)			Coca-Cola Icecek AS
3.63%, 01/22/2023		$7,175	$7,481	4.75%, 10/01/2018(d)	$2,050	$2,172
3.85%, 07/08/2024		10,015	10,611	Constellation Brands Inc
5.38%, 03/15/2020		2,415	2,764	3.75%, 05/01/2021	1,815	1,833
5.70%, 12/29/2049(e)		1,400	1,435	3.88%, 11/15/2019	520	535
6.75%, 10/01/2037		4,290	5,633	4.25%, 05/01/2023	1,855	1,901
Huntington National Bank/The				Corp Lindley SA
0.68%, 04/24/2017(e)		12,100	12,082	6.75%, 11/23/2021(d)	700	756
Industrial & Commercial Bank of China				6.75%, 11/23/2021	865	934
Ltd/New York				Pernod Ricard SA
2.35%, 11/13/2017		1,250	1,254	4.45%, 01/15/2022(d)	9,195	10,117
ING Bank NV				5.75%, 04/07/2021(d)	1,045	1,222
0.95%, 10/01/2019(d),(e)		3,000	3,004	SABMiller Holdings Inc
4.12%, 11/21/2023(e)		4,500	4,608	3.75%, 01/15/2022(d)	1,760	1,880
5.80%, 09/25/2023(d)		4,425	5,058			$30,808
Intesa Sanpaolo SpA
2.38%, 01/13/2017		7,815	7,918	Biotechnology - 0.51%
3.13%, 01/15/2016		3,070	3,119	Amgen Inc
5.02%, 06/26/2024(d)		15,975	16,454	5.15%, 11/15/2041	2,700	3,199
JP Morgan Chase & Co				Celgene Corp
3.20%, 01/25/2023		11,950	12,230	1.90%, 08/15/2017	1,195	1,212
3.88%, 09/10/2024		3,910	4,037	3.25%, 08/15/2022	4,935	5,095
4.85%, 02/01/2044		1,070	1,261	4.00%, 08/15/2023	185	201
5.00%, 12/29/2049(e)		11,085	10,974	4.63%, 05/15/2044	2,725	3,032
JP Morgan Chase Capital XIII				5.25%, 08/15/2043	115	140
1.21%, 09/30/2034(e)		300	246	Genzyme Corp
Lloyds Bank PLC				5.00%, 06/15/2020	810	929
2.30%, 11/27/2018		2,130	2,176	Gilead Sciences Inc
Mitsubishi UFJ Trust & Banking Corp				3.05%, 12/01/2016	840	873
2.45%, 10/16/2019(d)		5,355	5,450	3.50%, 02/01/2025	1,325	1,422
Morgan Stanley				4.50%, 02/01/2045	2,995	3,446
1.75%, 02/25/2016		8,610	8,669	4.80%, 04/01/2044	1,725	2,070
2.38%, 07/23/2019		9,470	9,548			$21,619
2.65%, 01/27/2020		3,860	3,919	Building Materials - 0.71%
4.30%, 01/27/2045		2,835	2,972	Ainsworth Lumber Co Ltd
4.35%, 09/08/2026		6,560	6,865	7.50%, 12/15/2017(d)	235	243
5.00%, 11/24/2025		10,290	11,318	Boise Cascade Co
5.45%, 07/29/2049(e)		390	396	6.38%, 11/01/2020	390	409
Nordea Bank AB				Cemex SAB de CV
5.50%, 09/29/2049(d),(e)		2,230	2,231	7.25%, 01/15/2021(d)	5,385	5,560
6.13%, 12/29/2049(d),(e)		2,100	2,091	CRH America Inc
PNC Bank NA				4.13%, 01/15/2016	1,630	1,675
6.00%, 12/07/2017		7,400	8,290	6.00%, 09/30/2016	1,935	2,079
Royal Bank of Scotland Group PLC				8.13%, 07/15/2018	3,425	4,128
5.13%, 05/28/2024		410	433	Elementia SAB de CV
7.64%, 03/29/2049(e)		390	417	5.50%, 01/15/2025(d)	1,500	1,434
Santander Bank NA				Martin Marietta Materials Inc
2.00%, 01/12/2018		2,915	2,929	1.36%, 06/30/2017(e)	9,280	9,230
UBS AG/Jersey				4.25%, 07/02/2024	2,830	3,059
7.25%, 02/22/2022(e)		4,840	5,223	Norbord Inc
UBS AG/Stamford CT				5.38%, 12/01/2020(d)	650	630
1.38%, 08/14/2017		4,960	4,971	Owens Corning
US Bank NA/Cincinnati OH				4.20%, 12/01/2024	1,840	1,897
2.80%, 01/27/2025		3,690	3,767			$30,344
Wells Fargo & Co
5.87%, 12/31/2049(e)		11,050	11,547	Chemicals - 0.79%
5.90%, 12/29/2049(e)		8,420	8,652	Albemarle Corp
Westpac Banking Corp				3.00%, 12/01/2019	4,805	4,894
0.56%, 05/19/2017(e)		6,650	6,647	Aruba Investments Inc
Zions Bancorporation				8.75%, 02/15/2023(d),(f)	1,000	1,015
6.00%, 09/15/2015		1	1	Axiall Corp
			$379,239	4.88%, 05/15/2023	1,700	1,657
				CF Industries Inc
Beverages - 0.72%				5.15%, 03/15/2034	1,595	1,805
Ajecorp BV				Cornerstone Chemical Co
6.50%, 05/14/2022		1,100	891	9.38%, 03/15/2018(d)	720	729
Anheuser-Busch Cos LLC				Dow Chemical Co/The
5.60%, 03/01/2017		1,090	1,189	4.38%, 11/15/2042	515	535
Anheuser-Busch InBev Worldwide Inc				Eagle Spinco Inc
1.38%, 07/15/2017		1,345	1,357	4.63%, 02/15/2021	2,280	2,252
2.50%, 07/15/2022		4,755	4,758	Eastman Chemical Co
7.75%, 01/15/2019		1,030	1,263	4.65%, 10/15/2044	1,200	1,315

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2015 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Chemicals (continued)			Credit Card Asset Backed Securities (continued)
LYB International Finance BV			Chase Issuance Trust
4.88%, 03/15/2044	$2,030	$2,217	0.32%, 10/16/2017(e)	$650	$650
Mexichem SAB de CV			0.38%, 04/16/2018(e)	8,000	7,995
4.88%, 09/19/2022(d)	2,500	2,619	0.42%, 04/15/2019(e)	6,225	6,185
4.88%, 09/19/2022	1,000	1,048	Citibank Credit Card Issuance Trust
Monsanto Co			0.37%, 08/24/2018(e)	6,625	6,617
4.20%, 07/15/2034	5,335	5,995	0.64%, 03/24/2017(e)	16,500	16,499
Mosaic Co/The			Synchrony Credit Card Master Note Trust
5.45%, 11/15/2033	2,500	2,999	0.47%, 06/15/2018(e)	11,750	11,749
NOVA Chemicals Corp					$89,800
5.00%, 05/01/2025(d)	835	866
5.25%, 08/01/2023(d)	1,995	2,062	Distribution & Wholesale - 0.04%
Valspar Corp/The			HD Supply Inc
			5.25%, 12/15/2021(d)	405	417
4.40%, 02/01/2045	1,875	1,944
		$33,952	7.50%, 07/15/2020	725	759
			11.00%, 04/15/2020	490	559
Commercial Services - 0.30%					$1,735
DP World Ltd
6.85%, 07/02/2037	500	583	Diversified Financial Services - 2.38%
ERAC USA Finance LLC			Air Lease Corp
2.75%, 03/15/2017(d)	1,015	1,046	2.13%, 01/15/2018	6,340	6,316
3.30%, 10/15/2022(d)	3,695	3,804	Aircastle Ltd
3.85%, 11/15/2024(d)	1,700	1,794	4.63%, 12/15/2018	380	389
Moody's Corp			5.13%, 03/15/2021	2,340	2,369
5.25%, 07/15/2044	4,010	4,829	5.50%, 02/15/2022	530	546
TMS International Corp			7.63%, 04/15/2020	240	270
7.63%, 10/15/2021(d)	450	448	Ally Financial Inc
United Rentals North America Inc			4.75%, 09/10/2018	220	228
5.75%, 07/15/2018	100	103	American Express Co
			5.20%, 05/29/2049(e)	6,130	6,216
		$12,607	American Express Credit Corp
Computers - 0.99%			0.72%, 08/15/2019(e)	3,000	2,980
Apple Inc			1.55%, 09/22/2017	1,990	2,007
0.48%, 05/03/2018(e)	5,473	5,473	Consolidated Energy Finance SA
0.53%, 05/06/2019(e)	3,980	3,982	6.75%, 10/15/2019(d)	2,200	2,112
Compiler Finance Sub Inc			Countrywide Financial Corp
7.00%, 05/01/2021(d)	515	443	6.25%, 05/15/2016	4,530	4,807
Dell Inc			Credit Acceptance Corp
5.65%, 04/15/2018	365	390	6.13%, 02/15/2021(d)	3,010	3,010
Hewlett-Packard Co			Denali Borrower LLC / Denali Finance Corp
3.00%, 09/15/2016	425	437	5.63%, 10/15/2020(d)	2,410	2,579
4.30%, 06/01/2021	2,720	2,946	E*TRADE Financial Corp
6.00%, 09/15/2041	1,220	1,442	5.38%, 11/15/2022	331	348
iGATE Corp			Fly Leasing Ltd
4.75%, 04/15/2019	325	326	6.38%, 10/15/2021	1,500	1,470
IHS Inc			General Electric Capital Corp
5.00%, 11/01/2022(d)	285	287	0.51%, 05/15/2017(e)	4,625	4,617
International Business Machines Corp			2.20%, 01/09/2020	1,685	1,717
0.60%, 02/12/2019(e)	5,550	5,565	5.25%, 06/29/2049(e)	2,690	2,709
NCR Corp			5.30%, 02/11/2021	21,500	25,032
4.63%, 02/15/2021	2,612	2,560	6.25%, 12/31/2049(e)	3,800	4,188
5.88%, 12/15/2021	875	903	HSBC Finance Capital Trust IX
Seagate HDD Cayman			5.91%, 11/30/2035	2,800	2,838
4.75%, 06/01/2023	1,725	1,840	Icahn Enterprises LP / Icahn Enterprises
4.75%, 01/01/2025(d)	7,245	7,665	Finance Corp
5.75%, 12/01/2034(d)	5,785	6,299	3.50%, 03/15/2017	395	393
Xerox Business Services LLC			4.88%, 03/15/2019	940	956
5.20%, 06/01/2015	1,850	1,876	6.00%, 08/01/2020	725	758
		$42,434	ILFC E-Capital Trust II
			6.25%, 12/21/2065(d),(e)	155	147
Consumer Products - 0.01%			International Lease Finance Corp
Spectrum Brands Inc			2.19%, 06/15/2016(e)	30	30
6.13%, 12/15/2024(d)	235	245
			6.25%, 05/15/2019	2,105	2,321
			8.62%, 09/15/2015(e)	970	1,009
Credit Card Asset Backed Securities - 2.10%			National Rural Utilities Cooperative Finance
BA Credit Card Trust			Corp
0.44%, 09/16/2019(e)	3,200	3,197	0.48%, 05/12/2017(e)	4,200	4,193
0.46%, 01/15/2020(e)	5,115	5,111	2.00%, 01/27/2020	4,375	4,402
Barclays Dryrock Issuance Trust			2.85%, 01/27/2025	3,795	3,875
0.51%, 07/16/2018(e)	18,755	18,763	4.75%, 04/30/2043(e)	855	849
0.51%, 03/16/2020(e)	5,000	4,995	OneMain Financial Holdings Inc
1.49%, 09/15/2020	8,000	8,039	7.25%, 12/15/2021(d)	1,225	1,265

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Diversified Financial Services (continued)			Electric (continued)
Springleaf Finance Corp			PPL Electric Utilities Corp
5.25%, 12/15/2019	$2,000	$1,998	3.00%, 09/15/2021	$465	$488
6.90%, 12/15/2017	135	144	4.75%, 07/15/2043	1,435	1,785
Synchrony Financial			PPL WEM Holdings Ltd
2.70%, 02/03/2020(f)	2,555	2,574	3.90%, 05/01/2016(d)	2,470	2,546
		$101,662	5.38%, 05/01/2021(d)	950	1,097
			Public Service Co of Colorado
Electric - 2.34%			4.30%, 03/15/2044	560	668
Abu Dhabi National Energy Co PJSC			Public Service Electric & Gas Co
3.63%, 01/12/2023(d)	200	208
			2.30%, 09/15/2018	2,700	2,783
Alabama Power Co			3.65%, 09/01/2042	365	390
3.85%, 12/01/2042	850	929	Puget Energy Inc
4.15%, 08/15/2044	2,155	2,461	5.63%, 07/15/2022	400	474
CMS Energy Corp			6.00%, 09/01/2021	2,935	3,508
4.70%, 03/31/2043	910	1,053	San Diego Gas & Electric Co
Commonwealth Edison Co			4.30%, 04/01/2042	230	271
3.80%, 10/01/2042	2,170	2,347	Southern California Edison Co
4.60%, 08/15/2043	1,380	1,679	2.40%, 02/01/2022	6,730	6,834
Consolidated Edison Co of New York Inc			3.60%, 02/01/2045	2,695	2,835
3.30%, 12/01/2024	3,000	3,195	3.90%, 12/01/2041	390	430
4.63%, 12/01/2054	1,940	2,278	4.05%, 03/15/2042	1,610	1,805
DTE Electric Co			Virginia Electric & Power Co
3.38%, 03/01/2025	3,090	3,312	4.00%, 01/15/2043	245	272
DTE Energy Co			4.45%, 02/15/2044	1,560	1,852
6.38%, 04/15/2033	4,795	6,524	4.65%, 08/15/2043	1,620	1,979
Duke Energy Carolinas LLC			Wisconsin Power & Light Co
4.00%, 09/30/2042	1,505	1,705	4.10%, 10/15/2044	2,175	2,456
Duke Energy Corp					$100,058
3.75%, 04/15/2024	1,500	1,635
Dynegy Finance I Inc / Dynegy Finance II			Electronics - 0.21%
Inc			Keysight Technologies Inc
6.75%, 11/01/2019(d)	715	735	3.30%, 10/30/2019(d)	4,300	4,363
7.38%, 11/01/2022(d)	1,385	1,430	4.55%, 10/30/2024(d)	2,790	2,870
Edison International			Sanmina Corp
3.75%, 09/15/2017	1,420	1,510	4.38%, 06/01/2019(d)	105	104
Electricite de France SA			Thermo Fisher Scientific Inc
2.15%, 01/22/2019(d)	1,000	1,020	5.30%, 02/01/2044	405	500
4.88%, 01/22/2044(d)	1,140	1,371	Viasystems Inc
5.63%, 12/29/2049(d),(e)	6,490	6,977	7.88%, 05/01/2019(d)	1,050	1,109
Elwood Energy LLC					$8,946
8.16%, 07/05/2026	665	716
Energy Future Intermediate Holding Co LLC /			Engineering & Construction - 0.15%
EFIH Finance Inc			Aguila 3 SA
			7.88%, 01/31/2018(d)	390	384
0.00%, 03/01/2022(a),(d),(e)	450	547
FirstEnergy Corp			Odebrecht Finance Ltd
			5.13%, 06/26/2022(d)	2,200	1,844
7.38%, 11/15/2031	1,730	2,266
Florida Power & Light Co			Odebrecht Offshore Drilling Finance Ltd
			6.63%, 10/01/2022(d)	770	524
4.05%, 06/01/2042	1,260	1,440	6.75%, 10/01/2022(d)	1,508	1,081
4.13%, 02/01/2042	755	868
Indiantown Cogeneration LP			SBA Tower Trust
			2.90%, 10/15/2044(d)	2,700	2,748
9.77%, 12/15/2020	985	1,128
Miran Mid-Atlantic Series C Pass Through					$6,581
Trust			Entertainment - 0.21%
10.06%, 12/30/2028	2,197	2,351	CCM Merger Inc
Mirant Mid-Atlantic Series B Pass Through			9.13%, 05/01/2019(d)	2,330	2,516
Trust			Cinemark USA Inc
9.13%, 06/30/2017(c)	50	54	4.88%, 06/01/2023	2,555	2,450
Northern States Power Co/MN			DreamWorks Animation SKG Inc
3.40%, 08/15/2042	265	272	6.88%, 08/15/2020(d)	1,095	1,090
NRG Energy Inc			Lions Gate Entertainment Corp
6.25%, 05/01/2024(d)	835	833	5.25%, 08/01/2018	125	128
8.25%, 09/01/2020	820	869	Peninsula Gaming LLC / Peninsula Gaming
Oncor Electric Delivery Co LLC			Corp
2.15%, 06/01/2019	6,750	6,839	8.38%, 02/15/2018(d)	1,200	1,254
5.25%, 09/30/2040	950	1,235	Regal Entertainment Group
Pacific Gas & Electric Co			5.75%, 03/15/2022	590	586
4.45%, 04/15/2042	645	729	WMG Acquisition Corp
PacifiCorp			6.00%, 01/15/2021(d)	126	128
3.85%, 06/15/2021	1,137	1,251	WMG Holdings Corp
4.10%, 02/01/2042	1,675	1,881	13.75%, 10/01/2019	755	838
Perusahaan Listrik Negara PT					$8,990
5.50%, 11/22/2021(d)	3,650	3,937

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2015 (unaudited)

		Principal			Principal
	BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

	Environmental Control - 0.07%			Gas (continued)
	Republic Services Inc			Talent Yield Investments Ltd
	3.80%, 05/15/2018	$1,215	$1,294	4.50%, 04/25/2022(d)	$1,500	$1,602
	Waste Management Inc					$2,229
	7.75%, 05/15/2032	1,200	1,821
			$3,115	Healthcare - Products - 0.95%
				Becton Dickinson and Co
Food	- 0.92%			2.68%, 12/15/2019	2,900	2,976
	Gruma SAB de CV			3.73%, 12/15/2024	2,995	3,190
	4.88%, 12/01/2024(d)	4,550	4,755	4.69%, 12/15/2044	35	40
	Grupo Bimbo SAB de CV			ConvaTec Finance International SA
	3.88%, 06/27/2024(d)	5,480	5,650	8.25%, PIK 9.00%, 01/15/2019(d),(g)	2,250	2,271
	4.88%, 06/27/2044(d)	1,350	1,404	ConvaTec Healthcare E SA
	Ingles Markets Inc			10.50%, 12/15/2018(d)	400	422
	5.75%, 06/15/2023	805	813	Kinetic Concepts Inc / KCI USA Inc
	Kraft Foods Group Inc			10.50%, 11/01/2018	1,325	1,454
	1.63%, 06/04/2015	590	592	Medtronic Inc
	6.50%, 02/09/2040	1,450	1,771	2.50%, 03/15/2020(d)	4,620	4,752
	Kroger Co/The			3.15%, 03/15/2022(d)	6,940	7,277
	5.00%, 04/15/2042	670	787	3.50%, 03/15/2025(d)	3,200	3,388
	Mondelez International Inc			4.38%, 03/15/2035(d)	6,245	6,938
	6.50%, 11/01/2031	430	587	4.63%, 03/15/2045(d)	5,815	6,705
	Smithfield Foods Inc			Universal Hospital Services Inc
	5.25%, 08/01/2018(d)	640	653	7.63%, 08/15/2020	1,470	1,286
	5.88%, 08/01/2021(d)	395	406			$40,699
	Sysco Corp
	1.45%, 10/02/2017	370	373	Healthcare - Services - 0.81%
	2.35%, 10/02/2019	3,485	3,566	Centene Corp
	3.00%, 10/02/2021	5,895	6,131	4.75%, 05/15/2022	8,050	8,171
	4.50%, 10/02/2044	325	358	5.75%, 06/01/2017	5,385	5,701
	Tyson Foods Inc			CHS/Community Health Systems Inc
	2.65%, 08/15/2019	80	82	5.13%, 08/01/2021	95	99
	3.95%, 08/15/2024	5,520	5,929	Fresenius Medical Care US Finance II Inc
				4.75%, 10/15/2024(d)	1,180	1,242
	4.88%, 08/15/2034	875	1,015	5.88%, 01/31/2022(d)	985	1,099
	Wm Wrigley Jr Co
	2.40%, 10/21/2018(d)	1,650	1,686	Fresenius Medical Care US Finance Inc
				6.50%, 09/15/2018(d)	330	365
	3.38%, 10/21/2020(d)	2,745	2,882
			$39,440	HCA Holdings Inc
				6.25%, 02/15/2021	925	1,004
	Forest Products & Paper - 0.53%			HCA Inc
	Cascades Inc			4.75%, 05/01/2023	2,685	2,813
	5.50%, 07/15/2022(d)	560	563	5.00%, 03/15/2024	1,045	1,118
	Domtar Corp			5.25%, 04/15/2025	1,050	1,144
	6.25%, 09/01/2042	2,155	2,414	5.38%, 02/01/2025	225	231
	6.75%, 02/15/2044	1,905	2,264	5.88%, 03/15/2022	580	647
	Georgia-Pacific LLC			IASIS Healthcare LLC / IASIS Capital Corp
	2.54%, 11/15/2019(d)	1,855	1,890	8.38%, 05/15/2019	310	325
	5.40%, 11/01/2020(d)	2,870	3,291	LifePoint Hospitals Inc
	International Paper Co			5.50%, 12/01/2021	610	641
	4.80%, 06/15/2044	1,240	1,354	MPH Acquisition Holdings LLC
	Klabin Finance SA			6.63%, 04/01/2022(d)	2,390	2,480
	5.25%, 07/16/2024(d)	1,600	1,568	Roche Holdings Inc
	Mercer International Inc			6.00%, 03/01/2019(d)	1,154	1,350
	7.75%, 12/01/2022(d)	1,125	1,156	WellCare Health Plans Inc
	Resolute Forest Products Inc			5.75%, 11/15/2020	5,875	6,095
	5.88%, 05/15/2023	1,445	1,380			$34,525
	Sappi Papier Holding GmbH
	7.50%, 06/15/2032(d)	1,860	1,730	Holding Companies - Diversified - 0.27%
	8.38%, 06/15/2019(d)	3,250	3,477	Alfa SAB de CV
				5.25%, 03/25/2024(d)	4,650	4,834
	Tembec Industries Inc
	9.00%, 12/15/2019(d)	805	795	Alphabet Holding Co Inc
	Verso Paper Holdings LLC / Verso Paper Inc			7.75%, 11/01/2017	820	711
	11.75%, 01/15/2019	775	758	Brixmor Operating Partnership LP
			$22,640	3.85%, 02/01/2025	2,915	2,984
				Nielsen Co Luxembourg SARL/The
Gas	- 0.05%			5.50%, 10/01/2021(d)	770	791
	Dominion Gas Holdings LLC			Tenedora Nemak SA de CV
	4.80%, 11/01/2043	75	86	5.50%, 02/28/2023(d)	2,300	2,329
	Nakilat Inc					$11,649
	6.07%, 12/31/2033	200	236
	Sempra Energy			Home Builders - 0.23%
	2.88%, 10/01/2022	300	305	Beazer Homes USA Inc
				6.63%, 04/15/2018	685	707
				KB Home
				4.75%, 05/15/2019	390	373

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2015 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)		Amount (000's) Value (000's)

Home Builders (continued)				Internet (continued)
Lennar Corp				Equinix Inc	(continued)
4.13%, 12/01/2018	$1,725	$1,716		5.38%, 04/01/2023		$730	$757
4.50%, 11/15/2019	675	675		Zayo Group LLC / Zayo Capital Inc
4.75%, 11/15/2022(e)	2,660	2,644		6.00%, 04/01/2023(d)		775	779
Standard Pacific Corp				8.13%, 01/01/2020		362	384
5.88%, 11/15/2024	520	516		10.13%, 07/01/2020		883	991
WCI Communities Inc							$21,342
6.88%, 08/15/2021	1,605	1,601
Woodside Homes Co LLC / Woodside Homes				Iron & Steel - 0.43%
Finance Inc				ArcelorMittal
				6.00%, 03/01/2021(e)		1,540	1,588
6.75%, 12/15/2021(d)	1,725	1,676
		$9,908		6.13%, 06/01/2018		345	367
				7.50%, 10/15/2039		2,165	2,241
Home Equity Asset Backed Securities - 0.04%				Commercial Metals Co
First NLC Trust 2005-1				4.88%, 05/15/2023		2,785	2,632
0.66%, 05/25/2035(e)	336	234		7.35%, 08/15/2018		390	422
JP Morgan Mortgage Acquisition Trust 2006-				Glencore Funding LLC
CW2				3.13%, 04/29/2019(d)		6,895	6,938
0.32%, 08/25/2036(e)	916	859		Samarco Mineracao SA
New Century Home Equity Loan Trust 2005-				5.38%, 09/26/2024(d)		2,500	2,325
1				Signode Industrial Group Lux SA/Signode
0.75%, 03/25/2035(e)	85	85		Industrial Group US Inc
Saxon Asset Securities Trust 2004-1				6.38%, 05/01/2022(d)		1,975	1,876
1.86%, 03/25/2035(e)	282	139					$18,389
Specialty Underwriting & Residential Finance
Trust Series 2004-BC1				Leisure Products & Services - 0.02%
0.93%, 02/25/2035(e)	303	278		Jarden Corp
		$1,595		6.13%, 11/15/2022		110	115
				NCL Corp Ltd
Insurance - 1.87%				5.25%, 11/15/2019(d)		920	932
AIG Life Holdings Inc							$1,047
7.57%, 12/01/2045(d)	100	133
American International Group Inc				Lodging - 0.14%
3.38%, 08/15/2020	5,940	6,308		MGM Resorts International
3.88%, 01/15/2035	2,980	3,055		6.00%, 03/15/2023		575	581
4.38%, 01/15/2055	2,895	2,989		6.63%, 12/15/2021		1,065	1,118
4.50%, 07/16/2044	7,780	8,527		7.75%, 03/15/2022		85	94
Five Corners Funding Trust				10.00%, 11/01/2016		1,205	1,337
4.42%, 11/15/2023(d)	8,105	8,859		Wyndham Worldwide Corp
Liberty Mutual Group Inc				2.50%, 03/01/2018		2,920	2,944
4.25%, 06/15/2023(d)	2,270	2,431					$6,074
5.00%, 06/01/2021(d)	2,500	2,798		Machinery - Construction & Mining - 0.04%
7.00%, 03/07/2067(d),(e)	2,760	2,822		Ferreycorp SAA
7.80%, 03/07/2087(d)	2,795	3,284		4.88%, 04/26/2020(d)		1,150	1,136
MetLife Capital Trust IV				Vander Intermediate Holding II Corp
7.88%, 12/15/2067(d)	1,770	2,248		9.75%, PIK 10.50%, 02/01/2019(d),(g)		385	376
Metropolitan Life Global Funding I							$1,512
1.30%, 04/10/2017(d)	1,370	1,376
Pricoa Global Funding I				Machinery - Diversified - 0.00%
2.20%, 05/16/2019(d)	3,170	3,221		CNH Industrial America LLC
Progressive Corp/The				7.25%, 01/15/2016		150	156
3.70%, 01/26/2045	2,140	2,197
Teachers Insurance & Annuity Association of			Media	- 3.10%
America				21st Century Fox America Inc
4.90%, 09/15/2044(d)	4,750	5,716
				5.40%, 10/01/2043		2,325	2,978
TIAA Asset Management Finance Co LLC				6.15%, 02/15/2041		4,315	5,889
2.95%, 11/01/2019(d)	6,675	6,850
4.13%, 11/01/2024(d)	3,030	3,247		Cablevision Systems Corp
				8.00%, 04/15/2020		990	1,116
Voya Financial Inc				CBS Corp
2.90%, 02/15/2018	3,800	3,917		3.50%, 01/15/2025		760	779
5.65%, 05/15/2053(e)	8,965	9,010
				4.60%, 01/15/2045		2,610	2,733
XLIT Ltd				5.75%, 04/15/2020		1,640	1,920
6.50%, 12/31/2049(e)	1,140	1,026
				Columbus International Inc
		$80,014		7.38%, 03/30/2021(d)		1,000	1,029
Internet - 0.50%				Comcast Corp
Alibaba Group Holding Ltd				3.38%, 02/15/2025		6,605	6,995
2.50%, 11/28/2019(d)	7,405	7,427		4.20%, 08/15/2034		510	572
3.13%, 11/28/2021(d)	5,565	5,633		6.40%, 03/01/2040		1,975	2,835
3.60%, 11/28/2024(d)	4,100	4,168		6.50%, 11/15/2035		330	467
Equinix Inc				CSC Holdings LLC
4.88%, 04/01/2020	230	235		6.75%, 11/15/2021		280	314
5.38%, 01/01/2022	935	968		Cumulus Media Holdings Inc
				7.75%, 05/01/2019		490	500

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Media (continued)			Mining (continued)
DIRECTV Holdings LLC / DIRECTV			FMG Resources August 2006 Pty Ltd
Financing Co Inc			6.88%, 02/01/2018(d)	$220	$213
4.45%, 04/01/2024	$11,190	$12,149	6.88%, 04/01/2022(d)	1,895	1,488
5.00%, 03/01/2021	330	370	8.25%, 11/01/2019(d)	730	648
5.15%, 03/15/2042	1,175	1,274	Freeport-McMoRan Inc
6.00%, 08/15/2040	790	934	2.30%, 11/14/2017	3,895	3,830
6.38%, 03/01/2041	2,225	2,778	4.00%, 11/14/2021	4,000	3,782
DISH DBS Corp			5.40%, 11/14/2034	3,395	2,950
4.25%, 04/01/2018	710	722	Newmont Mining Corp
5.88%, 07/15/2022	1,890	1,909	4.88%, 03/15/2042	3,895	3,579
5.88%, 11/15/2024(d)	1,125	1,131	Rio Tinto Finance USA Ltd
6.75%, 06/01/2021	4,605	5,002	9.00%, 05/01/2019	2,670	3,423
7.88%, 09/01/2019	1,517	1,722	Rio Tinto Finance USA PLC
Globo Comunicacao e Participacoes SA			2.00%, 03/22/2017	2,350	2,390
4.88%, 04/11/2022(d)	800	830	St Barbara Ltd
NBCUniversal Enterprise Inc			8.88%, 04/15/2018(d)	880	700
0.94%, 04/15/2018(d),(e)	5,490	5,501	Taseko Mines Ltd
NBCUniversal Media LLC			7.75%, 04/15/2019	330	231
4.45%, 01/15/2043	1	1	Teck Resources Ltd
5.15%, 04/30/2020	1,733	2,004	5.20%, 03/01/2042	955	753
Numericable-SFR			Volcan Cia Minera SAA
6.00%, 05/15/2022(d)	835	854	5.38%, 02/02/2022(d)	350	341
RCN Telecom Services LLC / RCN Capital			5.38%, 02/02/2022	350	341
Corp					$39,848
8.50%, 08/15/2020(d)	1,685	1,788
Time Warner Cable Inc			Miscellaneous Manufacturing - 0.68%
4.13%, 02/15/2021	5,475	5,941	Ingersoll-Rand Global Holding Co Ltd
4.50%, 09/15/2042	7,975	8,505	2.88%, 01/15/2019	1,065	1,097
5.88%, 11/15/2040	1,690	2,110	5.75%, 06/15/2043	790	988
6.55%, 05/01/2037	2,895	3,804	Ingersoll-Rand Luxembourg Finance SA
6.75%, 07/01/2018	920	1,064	3.55%, 11/01/2024	5,465	5,607
8.75%, 02/14/2019	1,635	2,049	4.65%, 11/01/2044	785	860
Time Warner Inc			Parker-Hannifin Corp
2.10%, 06/01/2019	1,080	1,089	4.45%, 11/21/2044	1,155	1,344
4.05%, 12/15/2023	5,060	5,463	Tyco Electronics Group SA
			0.45%, 01/29/2016(e)	1,735	1,735
6.25%, 03/29/2041	6,685	8,840
Unitymedia Hessen GmbH & Co KG /			1.60%, 02/03/2015	1,265	1,265
Unitymedia NRW GmbH			2.35%, 08/01/2019	7,870	7,984
5.50%, 01/15/2023(d)	1,275	1,323	2.38%, 12/17/2018	2,150	2,199
Unitymedia KabelBW GmbH			3.45%, 08/01/2024	1,650	1,740
6.13%, 01/15/2025(d)	695	731	3.50%, 02/03/2022	3,695	3,924
Univision Communications Inc			7.13%, 10/01/2037	105	152
6.88%, 05/15/2019(d)	265	276			$28,895
8.50%, 05/15/2021(d)	1,355	1,453	Mortgage Backed Securities - 6.57%
Viacom Inc			Adjustable Rate Mortgage Trust 2004-2
4.25%, 09/01/2023	5,700	6,049	1.31%, 02/25/2035(e)	78	78
4.38%, 03/15/2043	1,466	1,424	Banc of America Commercial Mortgage Trust
4.85%, 12/15/2034	3,225	3,445	2007-3
5.85%, 09/01/2043	5,280	6,221	0.45%, 06/10/2049(d),(e)	1,000	966
VTR Finance BV			Banc of America Commercial Mortgage Trust
6.88%, 01/15/2024(d)	2,255	2,261	2008-1
WideOpenWest Finance LLC /			6.27%, 02/10/2051(e)	3,255	3,612
WideOpenWest Capital Corp			BB-UBS Trust
13.38%, 10/15/2019	2,170	2,257	2.89%, 06/05/2030(d),(e)	2,100	2,105
10.25%, 07/15/2019	1,395	1,437	BCRR Trust 2009-1
		$132,838	5.86%, 07/17/2040(d)	1,945	2,115
Metal Fabrication & Hardware - 0.03%			CD 2006-CD3 Mortgage Trust
Wise Metals Intermediate Holdings LLC/Wise			5.62%, 10/15/2048	2,083	2,174
Holdings Finance Corp			CD 2007-CD4 Commercial Mortgage Trust
9.75%, PIK 10.50%, 06/15/2019(d),(g)	1,165	1,235	5.37%, 12/11/2049	5,490	5,761
			COMM 2010-RR1
			5.54%, 12/11/2049(d),(e)	900	943
Mining - 0.93%			COMM 2013-CCRE11 Mortgage Trust
Alcoa Inc			4.72%, 10/10/2046	5,000	5,701
5.13%, 10/01/2024	3,690	4,028	COMM 2014-CCRE17 Mortgage Trust
Anglo American Capital PLC			4.74%, 05/10/2047(e)	1,850	2,009
1.20%, 04/15/2016(d),(e)	4,150	4,147	COMM 2014-LC17 Mortgage Trust
9.38%, 04/08/2019(d)	2,590	3,218	4.49%, 10/10/2047	5,000	5,465
Barrick Gold Corp			COMM 2014-UBS5 Mortgage Trust
3.85%, 04/01/2022	2,095	2,087	1.11%, 09/10/2047(e)	71,852	5,010
BHP Billiton Finance USA Ltd
2.05%, 09/30/2018	1,670	1,699

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2015 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)		Amount (000's) Value (000's)

Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
Commercial Mortgage Pass Through				GS Mortgage Securities Trust 2014-GC26
Certificates				1.12%, 11/10/2047(e)		$50,475	$4,076
4.77%, 10/15/2045(d),(e)	$5,290	$5,722		Impac CMB Trust Series 2007-A
Credit Suisse Commercial Mortgage Trust				0.42%, 05/25/2037(d),(e)		1,971	1,895
Series 2006-C3				JP Morgan Chase Commercial Mortgage
5.81%, 06/15/2038(e)	94	97		Securities Corp
Credit Suisse Commercial Mortgage Trust				1.89%, 12/15/2047(e)		21,737	2,017
Series 2006-C5				3.35%, 12/15/2047(d),(e)		500	522
0.72%, 12/15/2039(e)	13,610	144		JP Morgan Chase Commercial Mortgage
Credit Suisse Commercial Mortgage Trust				Securities Trust 2005-CIBC12
Series 2007-C3				5.09%, 09/12/2037(e)		300	142
5.70%, 06/15/2039(e)	1,598	1,713		JP Morgan Chase Commercial Mortgage
Credit Suisse First Boston Mortgage Securities				Securities Trust 2006-CIBC17
Corp				5.43%, 12/12/2043		2,118	2,231
0.38%, 11/15/2037(d),(e)	998	—		5.46%, 12/12/2043		5,000	5,187
4.77%, 07/15/2037	2,025	2,037		JP Morgan Chase Commercial Mortgage
CSMC Series 2009-RR1				Securities Trust 2006-LDP9
5.38%, 02/15/2040(d)	3,165	3,323		5.34%, 05/15/2047		221	234
CSMC Series 2009-RR3				JP Morgan Chase Commercial Mortgage
5.34%, 12/15/2043(d),(e)	1,545	1,641		Securities Trust 2007-C1
DBUBS 2011-LC2 Mortgage Trust				5.98%, 02/15/2051(e)		7,100	7,688
5.46%, 07/10/2044(d),(e)	5,000	5,460		JP Morgan Chase Commercial Mortgage
Fannie Mae REMIC Trust 2005-W2				Securities Trust 2011-C5
0.37%, 05/25/2035(e)	670	663		3.15%, 08/15/2046		1,942	2,000
Fannie Mae REMICS				5.32%, 08/15/2046(d),(e)		800	908
2.25%, 07/25/2040	393	395		JP Morgan Chase Commercial Mortgage
3.50%, 11/25/2027(e)	2,974	337		Securities Trust 2013-C16
3.50%, 04/25/2028(e)	9,017	1,014		1.36%, 12/15/2046(e)		13,352	893
3.50%, 07/25/2040	2,374	2,384		JPMBB Commercial Mortgage Securities
4.00%, 12/25/2028(e)	5,496	623		Trust 2013-C15
6.33%, 12/25/2021(e)	1,439	163		1.59%, 11/15/2045(e)		49,815	3,555
6.33%, 03/25/2022(e)	894	94		JPMBB Commercial Mortgage Securities
6.48%, 12/25/2036(e)	3,415	548		Trust 2014-C18
6.58%, 11/25/2036(e)	2,538	370		4.81%, 02/15/2047(e)		2,700	2,943
38.32%, 08/25/2035(e)	41	10		JPMBB Commercial Mortgage Securities
Freddie Mac REMICS				Trust 2014-C19
0.62%, 06/15/2023(e)	57	57		1.29%, 04/15/2047(e)		47,759	2,745
0.77%, 08/15/2018(e)	541	546		JPMBB Commercial Mortgage Securities
1.25%, 09/15/2033	8,639	8,662		Trust 2014-C24
2.00%, 02/15/2036(e)	1,533	1,538		1.09%, 11/15/2047(e)		9,490	660
2.75%, 03/15/2041	2,250	2,317		4.43%, 11/15/2047(e)		4,350	4,603
3.00%, 10/15/2027(e)	1,850	193	LB	-UBS Commercial Mortgage Trust 2005-
4.00%, 09/15/2021	201	203		C3
4.00%, 04/15/2025(e)	9,700	829		0.70%, 07/15/2040(d),(e)		33,174	139
4.00%, 05/15/2028(e)	34,282	3,569		4.74%, 07/15/2030		1,403	1,409
6.48%, 05/15/2026(e)	3,163	397	LB	-UBS Commercial Mortgage Trust 2005-
6.58%, 09/15/2034(e)	1,362	102		C7
Freddie Mac Structured Agency Credit Risk				5.32%, 11/15/2040		2,200	2,254
Debt Notes			LB	-UBS Commercial Mortgage Trust 2007-
0.00%, 01/25/2025(a),(e),(f)	6,250	6,256		C1
1.02%, 04/25/2024(e)	6,882	6,849		0.40%, 02/15/2040(e)		10,143	85
1.52%, 08/25/2024(e)	8,234	8,240	LB	-UBS Commercial Mortgage Trust 2007-
1.57%, 10/25/2024(e)	4,896	4,910		C2
1.62%, 09/25/2024(e)	14,709	14,704		5.43%, 02/15/2040		1,920	2,057
1.82%, 08/25/2024(e)	6,382	6,406	LB	-UBS Commercial Mortgage Trust 2007-
GE Commercial Mortgage Corp Series 2007-				C6
C1 Trust				6.11%, 07/15/2040		7,350	7,992
5.61%, 12/10/2049(e)	6,575	6,920		Merrill Lynch Mortgage Investors Trust Series
Ginnie Mae				2005	-A8
1.75%, 10/16/2037	1,052	1,067		0.52%, 08/25/2036(e)		189	160
4.50%, 05/16/2043(e)	4,354	696		Merrill Lynch Mortgage Trust 2005-CIP1
4.50%, 04/16/2044	1,684	259		5.05%, 07/12/2038		855	861
5.00%, 10/16/2022(e)	2,931	109		Morgan Stanley Bank of America Merrill
GS Mortgage Securities Trust 2011-GC5				Lynch Trust
1.69%, 08/10/2044(d),(e)	149,690	8,682		3.46%, 05/15/2046		5,806	6,094
GS Mortgage Securities Trust 2012-GCJ7				Morgan Stanley Bank of America Merrill
2.56%, 05/10/2045(e)	19,204	2,111		Lynch Trust 2013-C11
GS Mortgage Securities Trust 2013-GC16				0.78%, 08/15/2046(e)		29,428	844
1.54%, 11/10/2046(e)	11,870	929		Morgan Stanley Bank of America Merrill
GS Mortgage Securities Trust 2013-GCJ12				Lynch Trust 2014-C15
3.78%, 06/10/2046(e)	780	819		4.05%, 04/15/2047		3,000	3,338

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2015 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Mortgage Backed Securities (continued)				Oil & Gas (continued)
Morgan Stanley Bank of America Merrill				Apache Corp
Lynch Trust 2014-C16				4.25%, 01/15/2044	$3,675	$3,442
1.25%, 06/15/2047(e)		$25,889	$1,995	4.75%, 04/15/2043	2,395	2,411
Morgan Stanley Bank of America Merrill				Baytex Energy Corp
Lynch Trust 2014-C18				5.13%, 06/01/2021(d)	370	321
4.45%, 10/15/2047(e)		3,250	3,585	BP Capital Markets PLC
Morgan Stanley Bank of America Merrill				0.77%, 05/10/2019(e)	6,585	6,489
Lynch Trust 2015-C20				California Resources Corp
3.61%, 02/15/2048(e)		2,000	2,088	5.00%, 01/15/2020(d)	975	841
4.16%, 02/15/2048(e)		1,975	2,061	Carrizo Oil & Gas Inc
Morgan Stanley Capital I Trust 2007-HQ12				7.50%, 09/15/2020	2,812	2,742
5.61%, 04/12/2049(e)		1,360	1,361	8.63%, 10/15/2018	765	766
5.61%, 04/12/2049(e)		1,846	1,847	Chaparral Energy Inc
Morgan Stanley Capital I Trust 2007-IQ13				7.63%, 11/15/2022	1,456	845
5.36%, 03/15/2044(e)		700	752	9.88%, 10/01/2020	655	386
MSBAM Commercial Mortgage Securities				Chesapeake Energy Corp
Trust 2012-CKSV				3.25%, 03/15/2016	295	294
1.14%, 10/15/2022(d),(e)		23,408	1,681	3.50%, 04/15/2019(e)	1,010	980
Residential Asset Securitization Trust 2004-				4.88%, 04/15/2022	700	690
A10				6.13%, 02/15/2021	615	649
5.50%, 02/25/2035		291	296	Chevron Corp
UBS Commercial Mortgage Trust 2012-C1				1.10%, 12/05/2017	205	205
3.40%, 05/10/2045(e)		550	585	CNOOC Finance 2013 Ltd
UBS-Barclays Commercial Mortgage Trust				3.00%, 05/09/2023	2,600	2,544
2012	-C3			CNOOC Nexen Finance 2014 ULC
3.09%, 08/10/2049(e)		2,125	2,219	4.25%, 04/30/2024	3,900	4,199
UBS-Barclays Commercial Mortgage Trust				ConocoPhillips
2012	-C4			5.75%, 02/01/2019	500	577
1.85%, 12/10/2045(d),(e)		20,269	2,069	ConocoPhillips Co
3.32%, 12/10/2045(d),(e)		2,300	2,386	4.30%, 11/15/2044	1,570	1,715
UBS-Barclays Commercial Mortgage Trust				Continental Resources Inc/OK
2013	-C5			3.80%, 06/01/2024	3,800	3,436
3.18%, 03/10/2046(e)		2,025	2,118	4.50%, 04/15/2023	1,945	1,840
4.09%, 03/10/2046(d),(e)		1,090	1,044	Denbury Resources Inc
Wachovia Bank Commercial Mortgage Trust				5.50%, 05/01/2022	1,055	928
Series 2006-C28				Devon Energy Corp
0.32%, 10/15/2048(d),(e)		19,204	19,022	2.25%, 12/15/2018	4,935	4,977
Wachovia Bank Commercial Mortgage Trust				Drill Rigs Holdings Inc
Series 2007-C30				6.50%, 10/01/2017(d)	330	260
0.37%, 12/15/2043(d),(e)		1,350	1,294	Encana Corp
5.25%, 12/15/2043		1,317	1,344	5.15%, 11/15/2041	1,035	977
Wachovia Bank Commercial Mortgage Trust				EP Energy LLC / Everest Acquisition Finance
Series 2007-C34				Inc
5.68%, 05/15/2046(e)		250	271	9.38%, 05/01/2020	1,885	1,899
Wells Fargo Mortgage Backed Securities				GeoPark Latin America Ltd Agencia en Chile
2005-AR16 Trust				7.50%, 02/11/2020(d)	1,550	1,122
2.61%, 03/25/2035(e)		495	487	Halcon Resources Corp
WFRBS Commercial Mortgage Trust 2013-				8.88%, 05/15/2021	340	226
C12				9.25%, 02/15/2022	325	215
1.49%, 03/15/2048(d),(e)		58,866	4,742	9.75%, 07/15/2020	995	664
WFRBS Commercial Mortgage Trust 2014-				KazMunayGas National Co JSC
C22				4.40%, 04/30/2023(d)	2,250	1,969
4.07%, 09/15/2057		5,000	5,435	Kerr-McGee Corp
4.37%, 09/15/2057(e)		2,000	2,181	7.88%, 09/15/2031	4,025	5,687
WFRBS Commercial Mortgage Trust 2014-				Kodiak Oil & Gas Corp
C23				5.50%, 01/15/2021	2,235	2,257
0.73%, 10/15/2057(e)		54,862	2,569	5.50%, 02/01/2022	260	263
			$281,011	8.13%, 12/01/2019	570	580
				Linn Energy LLC / Linn Energy Finance
Office & Business Equipment - 0.18%				Corp
Xerox Corp				6.25%, 11/01/2019(e)	820	625
2.95%, 03/15/2017		555	573	6.50%, 05/15/2019	1,015	789
3.80%, 05/15/2024		4,410	4,470	6.50%, 09/15/2021	1,920	1,411
6.75%, 02/01/2017		550	608	Nabors Industries Inc
6.75%, 12/15/2039		1,730	2,245	2.35%, 09/15/2016	1,400	1,389
			$7,896	Newfield Exploration Co
Oil & Gas - 3.47%				6.88%, 02/01/2020	460	463
Anadarko Petroleum Corp				Noble Energy Inc
3.45%, 07/15/2024		6,395	6,489	3.90%, 11/15/2024	4,485	4,529
5.95%, 09/15/2016		3,390	3,625	5.05%, 11/15/2044	3,515	3,577
6.45%, 09/15/2036		625	797	Northern Blizzard Resources Inc
				7.25%, 02/01/2022(d)	715	593

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)			Other Asset Backed Securities - 2.06%
Oasis Petroleum Inc			Chase Funding Trust Series 2003-5
6.50%, 11/01/2021	$455	$415	0.77%, 07/25/2033(e)	$951	$885
6.88%, 03/15/2022	290	267	Chase Funding Trust Series 2004-1
6.88%, 01/15/2023	1,820	1,665	0.63%, 12/25/2033(e)	23	21
Ocean Rig UDW Inc			CIT Equipment Collateral 2013-VT1
7.25%, 04/01/2019(d)	1,320	858	0.65%, 03/21/2016(d)	2,593	2,593
Pacific Drilling SA			Countrywide Asset-Backed Certificates
5.38%, 06/01/2020(d)	740	553	0.33%, 10/25/2047(e)	1,791	1,776
Pacific Rubiales Energy Corp			0.95%, 06/25/2035(e)	19	19
5.13%, 03/28/2023(d)	1,700	925	1.77%, 01/25/2034(e)	13	12
5.63%, 01/19/2025(d)	5,000	2,850	Dell Equipment Finance Trust 2014-1
7.25%, 12/12/2021(d)	3,915	2,545	0.64%, 07/22/2016(d)	3,400	3,401
PDC Energy Inc			GE Dealer Floorplan Master Note Trust
7.75%, 10/15/2022	2,250	2,171	0.55%, 07/20/2019(e)	14,000	13,959
Petrobras Global Finance BV			0.57%, 04/20/2018(e)	28,127	28,094
3.25%, 03/17/2017	1,753	1,617	GE Equipment Transportation LLC Series
Petrobras International Finance Co SA			2013-2
5.38%, 01/27/2021	7,000	6,289	0.61%, 06/24/2016(e)	4,079	4,082
Petroleos de Venezuela SA			GreatAmerica Leasing Receivables
5.25%, 04/12/2017	3,470	1,285	0.61%, 05/15/2016(d),(e)	4,555	4,556
Petroleos Mexicanos			GreatAmerica Leasing Receivables Funding
4.50%, 01/23/2026(d)	1,500	1,498	LLC
4.88%, 01/24/2022	5,650	5,893	1.66%, 04/17/2017(d)	1,479	1,486
5.50%, 06/27/2044(d)	1,750	1,759	John Deere Owner Trust 2013-B
Phillips 66			0.55%, 01/15/2016(e)	160	160
4.65%, 11/15/2034	2,180	2,370	JP Morgan Mortgage Acquisition Trust 2007-
4.88%, 11/15/2044	1,120	1,216	CH3
QEP Resources Inc			0.32%, 03/25/2037(e)	2,178	2,147
5.25%, 05/01/2023	1,025	971	Kubota Credit Owner Trust 2015-1
6.80%, 04/01/2018	200	208	1.54%, 03/15/2019(d),(e)	8,880	8,904
RKI Exploration & Production LLC / RKI			MSDWCC Heloc Trust 2005-1
Finance Corp			0.55%, 07/25/2017(e)	23	23
8.50%, 08/01/2021(d)	874	725	Popular ABS Mortgage Pass-Through Trust
Rowan Cos Inc			2005-1
5.00%, 09/01/2017	1,875	1,925	0.44%, 05/25/2035(e)	1,226	1,072
5.40%, 12/01/2042	4,920	4,213	Trade MAPS 1 Ltd
Seadrill Ltd			0.87%, 12/10/2018(d),(e)	11,500	11,516
6.13%, 09/15/2017(d)	1,715	1,428	Volvo Financial Equipment LLC Series 2014-
Seventy Seven Energy Inc			1
6.50%, 07/15/2022	1,795	714	0.54%, 11/15/2016(d),(e)	3,518	3,518
Seventy Seven Operating LLC					$88,224
6.63%, 11/15/2019	250	181
Southwestern Energy Co			Packaging & Containers - 0.54%
3.30%, 01/23/2018	720	728	Ardagh Finance Holdings SA
			8.63%, PIK 8.63%, 06/15/2019(d),(g)	365	364
4.05%, 01/23/2020	6,935	7,034
Talisman Energy Inc			Ardagh Packaging Finance PLC / Ardagh
3.75%, 02/01/2021	3,505	3,390	Holdings USA Inc
			3.24%, 12/15/2019(d),(e)	1,150	1,104
5.50%, 05/15/2042	4,680	4,637	6.00%, 06/30/2021(d)	220	207
7.75%, 06/01/2019	2,355	2,727	7.00%, 11/15/2020(d)	46	45
Transocean Inc
3.80%, 10/15/2022	2,375	1,752	Berry Plastics Corp
Triangle USA Petroleum Corp			5.50%, 05/15/2022	2,300	2,352
6.75%, 07/15/2022(d)	760	536	Beverage Packaging Holdings Luxembourg II
Ultra Petroleum Corp			SA / Beverage Packaging Holdings II
			5.63%, 12/15/2016(d)	240	235
6.13%, 10/01/2024(d)	1,835	1,569
			6.00%, 06/15/2017(d)	510	501
		$148,597	Coveris Holdings SA
Oil & Gas Services - 0.18%			7.88%, 11/01/2019(d)	395	399
CGG SA			Crown Cork & Seal Co Inc
6.88%, 01/15/2022	275	214	7.38%, 12/15/2026	1,860	2,064
Exterran Partners LP / EXLP Finance Corp			Exopack Holding Corp
6.00%, 10/01/2022(d)	395	332	10.00%, 06/01/2018(d)	960	1,010
FTS International Inc			Packaging Corp of America
6.25%, 05/01/2022(d)	205	154	4.50%, 11/01/2023	5,775	6,223
Key Energy Services Inc			Reynolds Group Issuer Inc / Reynolds Group
6.75%, 03/01/2021	1,755	1,053	Issuer LLC / Reynolds Group Issuer
PHI Inc			(Luxembourg) S.A.
5.25%, 03/15/2019	755	657	7.13%, 04/15/2019	1,825	1,890
Weatherford International LLC			7.88%, 08/15/2019	260	275
6.35%, 06/15/2017	850	859	9.00%, 04/15/2019	400	413
Weatherford International Ltd/Bermuda			Rock-Tenn Co
5.95%, 04/15/2042	6,005	4,424	3.50%, 03/01/2020	4,330	4,491
		$7,693

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Packaging & Containers (continued)				Pipelines (continued)
Sealed Air Corp				Sabine Pass Liquefaction LLC
4.88%, 12/01/2022(d)	$1,510	$1,540		5.63%, 02/01/2021(e)	$990	$991
		$23,113		6.25%, 03/15/2022	745	772
				Sunoco Logistics Partners Operations LP
Pharmaceuticals - 0.66%				4.25%, 04/01/2024	3,235	3,357
Actavis Funding SCS				5.35%, 05/15/2045	1,490	1,592
4.85%, 06/15/2044	2,470	2,578		Targa Resources Partners LP / Targa
Bayer US Finance LLC				Resources Partners Finance Corp
1.50%, 10/06/2017(d)	1,490	1,503
				4.13%, 11/15/2019(d)	140	136
3.00%, 10/08/2021(d)	735	771
				TransCanada PipeLines Ltd
Express Scripts Holding Co				4.63%, 03/01/2034	965	1,044
6.13%, 11/15/2041	160	212		5.00%, 10/16/2043	1,605	1,825
Forest Laboratories Inc				7.13%, 01/15/2019	730	863
5.00%, 12/15/2021(d)	9,680	10,589
				Transportadora de Gas Internacional SA ESP
GlaxoSmithKline Capital Inc				5.70%, 03/20/2022(d)	300	318
5.38%, 04/15/2034	255	323		5.70%, 03/20/2022	3,250	3,449
GlaxoSmithKline Capital PLC				Western Gas Partners LP
1.50%, 05/08/2017	1,385	1,401		2.60%, 08/15/2018	3,900	3,942
Grifols Worldwide Operations Ltd				5.45%, 04/01/2044	3,515	3,896
5.25%, 04/01/2022(d)	1,000	1,015
				Williams Cos Inc/The
Par Pharmaceutical Cos Inc				7.88%, 09/01/2021	2,770	3,152
7.38%, 10/15/2020	2,117	2,228				$83,422
Perrigo Co PLC
1.30%, 11/08/2016	690	690		Real Estate - 0.26%
Salix Pharmaceuticals Ltd				China Overseas Finance Cayman VI Ltd
6.00%, 01/15/2021(d)	2,265	2,412		4.25%, 05/08/2019	1,750	1,805
Sanofi				Crescent Resources LLC / Crescent Ventures
4.00%, 03/29/2021	855	954		Inc
Valeant Pharmaceuticals International				10.25%, 08/15/2017(d)	1,190	1,267
5.50%, 03/01/2023(d)	545	559		Regency Centers LP
7.50%, 07/15/2021(d)	1,530	1,675		5.88%, 06/15/2017	7,225	7,953
Wyeth LLC						$11,025
6.00%, 02/15/2036	565	784
Zoetis Inc			REITS	- 0.37%
1.15%, 02/01/2016	490	491		DDR Corp
		$28,185		3.63%, 02/01/2025	3,310	3,352
				DuPont Fabros Technology LP
Pipelines - 1.95%				5.88%, 09/15/2021	415	431
Access Midstream Partners LP / ACMP				iStar Financial Inc
Finance Corp				3.88%, 07/01/2016	245	246
4.88%, 05/15/2023	6,130	6,283		4.88%, 07/01/2018	390	385
4.88%, 03/15/2024	2,950	3,016		5.00%, 07/01/2019	125	123
6.13%, 07/15/2022	1,100	1,172		9.00%, 06/01/2017	490	539
Boardwalk Pipelines LP				Prologis LP
3.38%, 02/01/2023	4,445	4,175		4.25%, 08/15/2023	1,445	1,576
Buckeye Partners LP				6.88%, 03/15/2020	743	887
2.65%, 11/15/2018	520	520		Select Income REIT
4.35%, 10/15/2024	6,685	6,763		2.85%, 02/01/2018(f)	2,465	2,481
DCP Midstream LLC				3.60%, 02/01/2020(f)	2,670	2,696
5.85%, 05/21/2043(d),(e)	880	810		Ventas Realty LP
El Paso Pipeline Partners Operating Co LLC				1.25%, 04/17/2017	790	789
4.70%, 11/01/2042	1,540	1,506		4.38%, 02/01/2045	2,340	2,459
5.00%, 10/01/2021	5,575	5,996				$15,964
Enable Midstream Partners LP
2.40%, 05/15/2019(d)	3,770	3,721		Retail - 0.92%
Enbridge Inc				Building Materials Holding Corp
				9.00%, 09/15/2018(d)	750	782
0.68%, 06/02/2017(e)	4,580	4,516
3.50%, 06/10/2024	3,100	2,938		Claire's Stores Inc
				7.75%, 06/01/2020(d)	365	146
Energy Transfer Equity LP				9.00%, 03/15/2019(d)	395	369
5.88%, 01/15/2024	410	425
Energy Transfer Partners LP				CVS Health Corp
6.70%, 07/01/2018	377	428		2.25%, 12/05/2018	2,320	2,378
EnLink Midstream Partners LP				2.25%, 08/12/2019	3,120	3,186
4.40%, 04/01/2024	1,204	1,261		4.13%, 05/15/2021	3,160	3,513
5.05%, 04/01/2045	1,810	1,846		5.30%, 12/05/2043	3,795	4,843
Kinder Morgan Energy Partners LP				CVS Pass-Through Trust
				5.93%, 01/10/2034(d)	1,108	1,344
2.65%, 02/01/2019	3,965	3,968		7.51%, 01/10/2032(d)	2,869	3,772
5.63%, 09/01/2041	1,130	1,220
Kinder Morgan Inc/DE				JC Penney Corp Inc
3.05%, 12/01/2019	5,195	5,243		5.65%, 06/01/2020	160	132
Plains All American Pipeline LP / PAA				Landry's Holdings II Inc
				10.25%, 01/01/2018(d)	1,085	1,118
Finance Corp
4.90%, 02/15/2045	2,090	2,278

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Retail (continued)				Sovereign (continued)
Landry's Inc				Federal Democratic Republic of Ethiopia
9.38%, 05/01/2020(d)		$1,055	$1,134	6.63%, 12/11/2024(d)		$3,175	$3,112
Macy's Retail Holdings Inc				France Government Bond OAT
5.90%, 12/01/2016		3,694	4,007	1.75%, 11/25/2024	EUR	40	50
6.90%, 04/01/2029		145	193	3.00%, 04/25/2022		550	742
Michaels FinCo Holdings LLC / Michaels				3.50%, 04/25/2026		30	44
FinCo Inc				3.75%, 04/25/2021		85	117
7.50%, PIK 8.25%, 08/01/2018(d),(g)		142	145	4.50%, 04/25/2041		25	48
Michaels Stores Inc				Indonesia Government International Bond
5.88%, 12/15/2020(d)		827	837	4.13%, 01/15/2025(d)		$1,800	1,850
Neiman Marcus Group LTD LLC				Ireland Government Bond
8.75%, 10/15/2021(d)		1,250	1,306	3.40%, 03/18/2024	EUR	20	27
New Academy Finance Co LLC / New				4.50%, 04/18/2020		200	272
Academy Finance Corp				5.90%, 10/18/2019		300	426
8.00%, PIK 8.75%, 06/15/2018(d),(g)		2,785	2,722	Italy Buoni Poliennali Del Tesoro
Petco Holdings Inc				2.50%, 12/01/2024		100	122
8.50%, PIK 9.25%, 10/15/2017(d),(g)		1,905	1,934	2.75%, 12/01/2015		100	115
SACI Falabella				3.50%, 03/01/2030(d)		500	665
4.38%, 01/27/2025(d)		1,850	1,837	3.75%, 08/01/2021		355	465
Suburban Propane Partners LP/Suburban				4.25%, 09/01/2019		75	98
Energy Finance Corp				4.75%, 06/01/2017		75	93
7.38%, 03/15/2020		715	744	5.00%, 09/01/2040		15	25
Wal-Mart Stores Inc				5.50%, 11/01/2022		75	110
1.00%, 04/21/2017		2,750	2,766	6.00%, 05/01/2031		20	34
			$39,208	Japan Government Ten Year Bond
				0.50%, 12/20/2024	JPY	15,000	131
Savings & Loans - 0.05%				0.60%, 03/20/2023		13,000	115
Santander Holdings USA Inc/PA				0.80%, 09/20/2020		7,000	62
3.00%, 09/24/2015		2,055	2,075	0.80%, 09/20/2022		15,000	134
				1.30%, 03/20/2021		87,000	797
Semiconductors - 0.06%				1.40%, 06/20/2019		16,000	144
Semiconductor Manufacturing International				1.50%, 09/20/2018		150,000	1,345
Corp				Japan Government Twenty Year Bond
4.13%, 10/07/2019(d)		2,500	2,539	1.50%, 06/20/2034		100,000	923
				1.90%, 03/20/2024		125,000	1,224
				Kenya Government International Bond
Software - 0.27%				5.88%, 06/24/2019(d)		$3,000	3,000
Activision Blizzard Inc				Mexican Bonos
5.63%, 09/15/2021(d)		2,885	3,091
				4.75%, 06/14/2018(e)	MXN	2,750	186
6.13%, 09/15/2023(d)		970	1,057
				6.50%, 06/10/2021(e)		4,550	329
MSCI Inc				Mexico Government International Bond
5.25%, 11/15/2024(d)		785	818
				4.00%, 10/02/2023		$230	243
Oracle Corp				Netherlands Government Bond
2.38%, 01/15/2019		5,725	5,923	1.75%, 07/15/2023(d)	EUR	200	253
2.50%, 10/15/2022		773	785	2.00%, 07/15/2024		425	552
			$11,674	2.25%, 07/15/2022(d)		65	85
Sovereign - 1.16%				5.50%, 01/15/2028		25	46
Australia Government Bond				Panama Government International Bond
2.75%, 04/21/2024	AUD	275	220	4.00%, 09/22/2024		$4,800	5,052
Belgium Government Bond				Poland Government Bond
3.00%, 09/28/2019	EUR	95	122	5.25%, 10/25/2020	PLN	290	93
4.25%, 09/28/2021(d)		35	50	Poland Government International Bond
4.25%, 09/28/2022		375	551	3.00%, 03/17/2023		$1,700	1,738
Brazilian Government International Bond				Romanian Government International Bond
4.88%, 01/22/2021		$300	317	4.88%, 01/22/2024(d)		1,850	2,084
Bundesrepublik Deutschland				Russian Foreign Bond - Eurobond
1.00%, 08/15/2024	EUR	350	422	7.50%, 03/31/2030(e)		3,432	3,451
1.50%, 09/04/2022		200	250	Spain Government Bond
1.50%, 05/15/2024		360	453	2.75%, 10/31/2024(d)	EUR	200	252
4.75%, 07/04/2028		15	27	4.25%, 10/31/2016		60	73
Canada Housing Trust No 1				4.65%, 07/30/2025		10	15
1.70%, 12/15/2017(d)	CAD	700	567	4.85%, 10/31/2020		335	461
Chile Government International Bond				5.50%, 04/30/2021		100	143
3.13%, 03/27/2025		$2,950	3,068	Sweden Government Bond
Denmark Government Bond				1.50%, 11/13/2023	SEK	550	72
3.00%, 11/15/2021	DKK	290	53	4.25%, 03/12/2019		200	29
4.00%, 11/15/2017		280	48	Switzerland Government Bond
Dominican Republic International Bond				3.75%, 06/10/2015	CHF	12	13
5.50%, 01/27/2025(d)		$1,750	1,772	Turkey Government International Bond
Export Credit Bank of Turkey				3.25%, 03/23/2023		$3,000	2,899
5.00%, 09/23/2021(d)		4,500	4,618	4.88%, 04/16/2043		1,000	1,046

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Sovereign (continued)				Telecommunications (continued)
United Kingdom Gilt				CC Holdings GS V LLC / Crown Castle GS
1.25%, 07/22/2018	GBP	100	$153	III Corp
1.75%, 07/22/2019		100	156	3.85%, 04/15/2023	$3,570	$3,663
1.75%, 09/07/2022		380	596	Digicel Group Ltd
3.25%, 01/22/2044		200	380	8.25%, 09/30/2020(d)	7,325	7,127
4.25%, 12/07/2040		60	131	Digicel Ltd
4.75%, 12/07/2030		25	54	8.25%, 09/01/2017(d)	670	680
			$49,413	8.25%, 09/01/2017	1,700	1,726
				Eileme 2 AB
Student Loan Asset Backed Securities - 1.91%				11.63%, 01/31/2020(d)	830	939
Navient Private Education Loan Trust 2014-				Embarq Corp
A				8.00%, 06/01/2036	695	803
0.65%, 05/16/2022(d),(e)		$4,905	4,902
				ENTEL Chile SA
Navient Private Education Loan Trust 2015-				4.75%, 08/01/2026(d)	2,300	2,344
A				Goodman Networks Inc
0.66%, 12/15/2021(d),(e)		6,000	6,000
				12.13%, 07/01/2018	780	792
Navient Student Loan Trust 2014-8				Intelsat Jackson Holdings SA
0.45%, 08/25/2020(e)		9,075	9,075
				7.25%, 10/15/2020	710	745
SLM Private Education Loan Trust 2012-A				Intelsat Luxembourg SA
1.57%, 08/15/2025(d),(e)		2,389	2,412
				6.75%, 06/01/2018	125	127
SLM Private Education Loan Trust 2012-B				7.75%, 06/01/2021	3,085	3,058
1.27%, 12/15/2021(d),(e)		2,261	2,267
				8.13%, 06/01/2023	630	636
SLM Private Education Loan Trust 2012-C				Level 3 Communications Inc
1.27%, 08/15/2023(d),(e)		4,881	4,906
				5.75%, 12/01/2022(d)	855	861
SLM Private Education Loan Trust 2012-D				Level 3 Financing Inc
1.22%, 06/15/2023(d),(e)		12,158	12,205
				3.83%, 01/15/2018(e)	295	297
SLM Private Education Loan Trust 2012-E				5.38%, 08/15/2022(d)	1,320	1,340
0.92%, 10/16/2023(d),(e)		5,293	5,306
				6.13%, 01/15/2021	270	280
SLM Private Education Loan Trust 2013-A				8.13%, 07/01/2019	770	817
0.77%, 08/15/2022(d),(e)		5,971	5,976
				Ooredoo International Finance Ltd
SLM Private Education Loan Trust 2013-B				3.25%, 02/21/2023	600	604
0.82%, 07/15/2022(d),(e)		7,703	7,715
				Sable International Finance Ltd
SLM Private Education Loan Trust 2014-A				8.75%, 02/01/2020(d)	200	212
0.77%, 07/15/2022(d),(e)		12,715	12,724
				SoftBank Corp
SLM Student Loan Trust 2008-6				4.50%, 04/15/2020(d)	2,050	2,050
0.81%, 10/25/2017(e)		570	571
				Sprint Capital Corp
SLM Student Loan Trust 2008-8				6.88%, 11/15/2028	565	520
1.16%, 10/25/2017(e)		205	206
				6.90%, 05/01/2019	640	650
SLM Student Loan Trust 2012-6				Sprint Communications Inc
0.45%, 09/25/2019(e)		5,920	5,912
				6.00%, 11/15/2022	770	718
SLM Student Loan Trust 2012-7				7.00%, 08/15/2020	3,065	3,088
0.33%, 02/27/2017(e)		140	140
				9.00%, 11/15/2018(d)	175	202
SLM Student Loan Trust 2013-6				9.13%, 03/01/2017	236	259
0.45%, 02/25/2019(e)		1,604	1,604
				Sprint Corp
			$81,921	7.13%, 06/15/2024	3,815	3,710
Telecommunications - 3.08%				7.88%, 09/15/2023	680	689
Altice Financing SA				Telefonica Emisiones SAU
6.50%, 01/15/2022(d)		475	485	5.13%, 04/27/2020	5,700	6,455
6.63%, 02/15/2023(c),(d),(f)		400	400	5.46%, 02/16/2021	735	850
7.88%, 12/15/2019(d)		1,400	1,481	6.42%, 06/20/2016	595	638
Altice Finco SA				7.05%, 06/20/2036	625	870
7.63%, 02/15/2025(c),(d),(f)		200	200	T-Mobile USA Inc
8.13%, 01/15/2024(d)		400	415	6.00%, 03/01/2023	540	552
9.88%, 12/15/2020(d)		250	275	6.13%, 01/15/2022	185	190
Altice SA				6.25%, 04/01/2021	2,230	2,303
7.63%, 02/15/2025(c),(d),(f)		540	540	6.50%, 01/15/2024	190	197
7.75%, 05/15/2022(d)		1,960	2,029	6.63%, 04/28/2021	585	607
America Movil SAB de CV				Verizon Communications Inc
5.00%, 03/30/2020		1,600	1,789	0.64%, 06/09/2017(e)	7,740	7,727
AT&T Inc				1.35%, 06/09/2017	3,270	3,266
2.38%, 11/27/2018		795	811	1.99%, 09/14/2018(e)	7,303	7,593
4.30%, 12/15/2042		2,670	2,661	2.63%, 02/21/2020(d)	863	873
4.35%, 06/15/2045		3,990	3,966	3.50%, 11/01/2024	10,290	10,560
5.80%, 02/15/2019		390	449	4.40%, 11/01/2034	405	429
Axtel SAB de CV				5.01%, 08/21/2054(d)	7,828	8,627
9.00%, 01/31/2020(d),(e)		500	475	5.15%, 09/15/2023	3,080	3,532
B Communications Ltd				6.25%, 04/01/2037	425	545
7.38%, 02/15/2021(d)		230	240	6.40%, 09/15/2033	5,097	6,593
Bharti Airtel International Netherlands BV				6.90%, 04/15/2038	570	780
5.13%, 03/11/2023(d)		3,900	4,308	Virgin Media Finance PLC
British Telecommunications PLC				5.75%, 01/15/2025(d)	200	207
1.63%, 06/28/2016		1,490	1,503	6.00%, 10/15/2024(d)	405	426

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2015 (unaudited)

	Principal			SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)

Telecommunications (continued)				Automobile Parts & Equipment - 0.06%
Vodafone Group PLC				Federal-Mogul Holdings Corp, Term Loan C
4.38%, 03/16/2021	$2,230	$2,456		4.75%, 04/02/2021(e)	$2,682	$2,653
Wind Acquisition Finance SA
4.75%, 07/15/2020(d)	1,245	1,214
7.38%, 04/23/2021(d)	3,265	3,167		Building Materials - 0.06%
				GYP Holdings III Corp, Term Loan B
		$131,621		4.75%, 03/26/2021(e)	809	782
Transportation - 0.56%				7.75%, 03/25/2022(e)	1,790	1,754
CSX Corp						$2,536
5.50%, 04/15/2041	3,305	4,248
6.25%, 03/15/2018	740	846		Chemicals - 0.29%
				Aruba Investments Inc, Term Loan B
7.38%, 02/01/2019	964	1,171		0.00%, 01/28/2022(e),(h)	835	835
Eletson Holdings
9.63%, 01/15/2022(d)	1,475	1,431		AZ Chem US Inc, Term Loan
				7.50%, 06/10/2022(e)	3,107	3,021
Hornbeck Offshore Services Inc				AZ Chem US Inc, Term Loan B
5.00%, 03/01/2021	440	350		4.50%, 06/10/2021(e)	173	169
Navios Maritime Acquisition Corp / Navios				Eagle Spinco Inc, Term Loan B
Acquisition Finance US Inc				3.50%, 01/28/2017(e)	768	765
8.13%, 11/15/2021(d)	2,810	2,663
Navios Maritime Holdings Inc / Navios				Emerald Performance Materials LLC, Term
				Loan
Maritime Finance II US Inc				7.75%, 07/22/2022(e)	4,735	4,598
7.38%, 01/15/2022(d)	1,235	1,099
				Ineos US Finance LLC, Term Loan B
8.13%, 02/15/2019	385	304		3.75%, 05/04/2018(e)	2,926	2,846
Navios South American Logistics Inc / Navios
Logistics Finance US Inc						$12,234
7.25%, 05/01/2022(d)	2,460	2,349	Coal	- 0.01%
Pelabuhan Indonesia III PT				Arch Coal Inc, Term Loan
4.88%, 10/01/2024(d)	2,000	2,088		6.25%, 05/16/2018(e)	708	506
Transnet SOC Ltd
4.00%, 07/26/2022(d)	1,200	1,164
Union Pacific Corp				Commercial Services - 0.03%
3.38%, 02/01/2035	1,860	1,905		Interactive Data Corp, Term Loan B
				4.75%, 05/02/2021(e)	1,125	1,120
3.88%, 02/01/2055	1,895	1,937
Union Pacific Railroad Co 2014-1 Pass				TMS International Corp, Term Loan B
				4.50%, 10/04/2020(e)	307	293
Through Trust
3.23%, 05/14/2026	2,530	2,584				$1,413
		$24,139		Computers - 0.11%
Trucking & Leasing - 0.15%				Oberthur Technologies of America Corp,
Jurassic Holdings III Inc				Term Loan B2
				4.50%, 10/18/2019(e)	2,559	2,503
6.88%, 02/15/2021(d)	385	329
Penske Truck Leasing Co Lp / PTL Finance				Spansion LLC, Term Loan B
				3.75%, 12/18/2019(e)	2,038	2,011
Corp
3.38%, 02/01/2022(d),(f)	6,180	6,254				$4,514
		$6,583		Consumer Products - 0.10%
TOTAL BONDS		$2,848,697		Dell International LLC, Term Loan B
	Principal			4.50%, 03/24/2020(e)	4,062	4,063
CONVERTIBLE BONDS - 0.03%	Amount (000's) Value (000's)

Semiconductors - 0.03%				Diversified Financial Services - 0.03%
Jazz Technologies Inc				Delos Finance Sarl, Term Loan B
8.00%, 12/31/2018(d)	720	1,088		3.50%, 02/26/2021(e)	1,140	1,134

TOTAL CONVERTIBLE BONDS		$1,088		Electric - 0.02%
SENIOR FLOATING RATE INTERESTS - Principal				Texas Competitive Electric Holdings Co LLC,
3.36%	Amount (000's) Value (000's)			Term Loan NONEXT
Aerospace & Defense - 0.10%				4.70%, 04/25/2015(e)	1,803	1,117
B/E Aerospace Inc, Term Loan B
4.00%, 11/19/2021(e)	$4,070	$4,068
				Electronics - 0.06%
				Isola USA Corp, Term Loan B
Apparel - 0.02%				9.25%, 11/29/2018(e)	2,573	2,509
Calceus Acquisition Inc, Term Loan B1
5.00%, 09/24/2020(e)	763	726
				Entertainment - 0.26%
				CCM Merger Inc, Term Loan B
Automobile Manufacturers - 0.09%				4.50%, 07/30/2021(e)	5,354	5,324
FCA US LLC, Term Loan B				Lions Gate Entertainment Corp, Term Loan
3.50%, 05/24/2017(e)	1,031	1,027		5.00%, 07/17/2020(e)	2,075	2,070
Navistar Inc, Term Loan B				Peninsula Gaming LLC, Term Loan B
5.75%, 08/17/2017(e)	2,735	2,735		4.25%, 11/30/2017(e)	505	502
		$3,762		WMG Acquisition Corp, Term Loan B
				3.75%, 07/07/2020(e)	3,257	3,145
						$11,041

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2015 (unaudited)

	SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
	(continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)

Food	- 0.03%				Media (continued)
	HJ Heinz Co, Term Loan B2				Numericable US LLC, Term Loan B1
	3.50%, 03/27/2020(e)	$1,219	$1,216		4.50%, 04/23/2020(e)	$460	$458
					Numericable US LLC, Term Loan B2
					4.50%, 04/23/2020(e)	398	396
	Forest Products & Paper - 0.25%				Univision Communications Inc, Term Loan
	Caraustar Industries Inc, Term Loan B
	0.00%, 05/01/2019(e),(h)	2,900	2,798		C3
					4.00%, 03/01/2020(e)	157	155
	7.50%, 04/26/2019(e)	3,422	3,320
	NewPage Corp, Term Loan B				Univision Communications Inc, Term Loan
	9.50%, 02/05/2021(e)	4,960	4,778		C4
					4.00%, 03/01/2020(e)	2,411	2,373
			$10,896		WideOpenWest Finance LLC, Term Loan B
	Healthcare - Products - 0.06%				4.75%, 03/27/2019(e)	1,371	1,361
	Accellent Inc, Term Loan				WideOpenWest Finance LLC, Term Loan B1
	4.50%, 02/19/2021(e)	1,948	1,894		3.75%, 07/17/2017(e)	810	802
	Kinetic Concepts Inc, Term Loan E1						$9,884
	4.00%, 05/04/2018(e)	816	807
					Mining - 0.15%
			$2,701		American Rock Salt Co LLC, Term Loan
	Healthcare - Services - 0.20%				8.00%, 05/16/2022(e)	4,775	4,721
	CHS/Community Health Systems Inc, Term				FMG Resources August 2006 Pty Ltd, Term
	Loan D				Loan B
	4.25%, 01/27/2021(e)	277	277		3.75%, 06/30/2019(e)	2,032	1,778
	CHS/Community Health Systems Inc, Term						$6,499
	Loan E
	3.49%, 01/25/2017(e)	842	836		Oil & Gas - 0.16%
	DaVita HealthCare Partners Inc, Term Loan				Drillships Financing Holding Inc, Term Loan
					B1
	B				6.00%, 03/31/2021(e)	3,638	2,802
	3.50%, 06/18/2021(e)	1,420	1,413
					Seadrill Operating LP, Term Loan B
	MPH Acquisition Holdings LLC, Term Loan				4.00%, 02/12/2021(e)	5,120	4,044
	B
	3.75%, 03/19/2021(e)	2,605	2,538		Seventy Seven Operating LLC, Term Loan B
					3.75%, 06/17/2021(e)	234	200
	Radnet Management Inc, Term Loan B
	8.00%, 03/25/2021(e)	3,545	3,474				$7,046
			$8,538		Oil & Gas Services - 0.02%
					FTS International Inc, Term Loan
	Insurance - 0.12%				5.75%, 04/09/2021(e)	1,129	865
	Asurion LLC, Term Loan
	8.50%, 02/19/2021(e)	4,630	4,572
	Asurion LLC, Term Loan B1				Pharmaceuticals - 0.25%
	5.00%, 05/24/2019(e)	435	432		Grifols Worldwide Operations USA Inc, Term
	Asurion LLC, Term Loan B2				Loan B
	4.25%, 06/19/2020(e)	347	339		3.17%, 03/05/2021(e)	1,132	1,118
			$5,343		JLL/Delta Dutch Newco BV, Term Loan B
					4.25%, 01/22/2021(e)	2,240	2,182
	Internet - 0.03%				Par Pharmaceutical Cos Inc, Term Loan B2
	Zayo Group LLC, Term Loan B				4.00%, 09/30/2019(e)	3,915	3,843
	4.00%, 07/02/2019(e)	1,178	1,165
					Salix Pharmaceuticals Ltd, Term Loan B
					4.25%, 01/20/2020(e)	1,851	1,840
	Iron & Steel - 0.06%				Valeant Pharmaceuticals International Inc,
	Evergreen Skills Lux Sarl, Term Loan				Term Loan BE
	3.75%, 04/08/2021(e)	2,727	2,645		3.50%, 08/05/2020(e)	1,712	1,699
							$10,682

	Lodging - 0.09%				Pipelines - 0.03%
	Caesars Entertainment Operating Co Inc, Term				NGPL PipeCo LLC, Term Loan B
	Loan B6B				6.75%, 05/04/2017(e)	1,292	1,210
	7.01%, 01/28/2018(e)	907	809
	Caesars Entertainment Operating Co Inc, Term
	Loan B7			REITS	- 0.06%
	9.75%, 03/01/2017(e)	2,310	2,057		iStar Financial Inc, Term Loan A2
					7.00%, 03/19/2017(e)	2,612	2,677
	Hilton Worldwide Finance LLC, Term Loan
	B
	3.50%, 09/23/2020(e)	849	838		Retail - 0.21%
			$3,704		Academy Ltd, Term Loan B
					4.50%, 08/03/2018(e)	1,698	1,681
Media	- 0.23%				Michaels Stores Inc, Term Loan B
	CCO Safari LLC, Term Loan G				3.75%, 01/24/2020(e)	1,705	1,672
	4.25%, 08/12/2021(e)	895	899
					4.00%, 01/20/2028(e)	2,916	2,860
	Cumulus Media Holdings Inc, Term Loan B				Neiman Marcus Group LTD LLC, Term
	4.25%, 12/23/2020(e)	810	791
					Loan
	iHeartCommunications Inc, Term Loan D-				4.25%, 10/25/2020(e)	3,028	2,932
	EXT						$9,145
	6.92%, 01/30/2019(e)	2,845	2,649

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
			Federal Home Loan Mortgage Corporation (FHLMC)
Semiconductors - 0.02%			(continued)
Entegris Inc, Term Loan B
3.50%, 03/25/2021(e)	$1,022	$1,000	6.00%, 12/01/2032	$69	$78
			6.00%, 02/01/2033	154	174
			6.00%, 12/01/2033	65	75
Software - 0.09%			6.00%, 10/01/2036(e)	581	661
Activision Blizzard Inc, Term Loan B			6.00%, 12/01/2037(e)	362	409
3.25%, 07/26/2020(e)	2,681	2,676	6.00%, 01/01/2038(e)	129	147
First Data Corp, Term Loan B			6.00%, 01/01/2038	658	749
4.17%, 03/24/2021(e)	1,140	1,126	6.00%, 07/01/2038	2,762	3,143
		$3,802	6.50%, 06/01/2017	39	40
			6.50%, 03/01/2029	12	14
Telecommunications - 0.06%			6.50%, 03/01/2029	1	1
Altice Financing SA, Delay-Draw Term Loan			6.50%, 05/01/2029	17	20
DD			6.50%, 04/01/2031	7	8
5.50%, 07/03/2019(e)	973	972
			6.50%, 06/01/2031	1	1
Altice Financing SA, Term Loan B			6.50%, 09/01/2031	4	5
0.00%, 01/28/2022(e),(h)	670	671
			6.50%, 02/01/2032	1	2
Integra Telecom Holdings Inc, Term Loan			6.50%, 02/01/2032	5	6
5.25%, 02/19/2020(e)	464	458
9.75%, 02/19/2020(e)	120	119	6.50%, 05/01/2032	21	25
			6.50%, 04/01/2035	166	189
NTELOS Inc, Term Loan B			6.50%, 10/01/2035	112	136
5.75%, 11/09/2019(e)	232	203
			7.00%, 12/01/2029	12	13
		$2,423	7.00%, 06/01/2030	14	17
TOTAL SENIOR FLOATING RATE INTERESTS		$143,717	7.00%, 12/01/2030	12	13
U.S. GOVERNMENT & GOVERNMENT	Principal		7.00%, 09/01/2031	3	3
AGENCY OBLIGATIONS - 35.39%	Amount (000's) Value (000's)		7.50%, 09/01/2030	3	3
Federal Home Loan Mortgage Corporation (FHLMC) -			7.50%, 09/01/2030	3	3
2.99%			7.50%, 01/01/2031	15	18
2.02%, 12/01/2035(e)	$50	$54	7.50%, 03/01/2031	4	5
2.13%, 06/01/2043(e)	1,787	1,864	7.50%, 02/01/2032	10	12
2.37%, 07/01/2034(e)	19	20	8.00%, 09/01/2030	111	124
2.40%, 05/01/2037(e)	314	337			$127,830
2.49%, 01/01/2034(e)	50	51
2.91%, 07/01/2043(e)	7,940	8,265	Federal National Mortgage Association (FNMA) - 13.34%
3.00%, 01/01/2043	4,593	4,764	1.70%, 10/01/2034(e)	212	220
3.00%, 02/01/2043	1,828	1,894	1.82%, 09/01/2038(e)	1,960	2,045
3.50%, 04/01/2044	5,009	5,345	2.07%, 07/01/2033(e)	1,069	1,140
3.50%, 08/01/2044	11,297	12,055	2.13%, 07/01/2034(e)	367	392
3.50%, 08/01/2044	6,747	7,187	2.16%, 12/01/2032(e)	105	110
4.00%, 02/01/2044	19,550	21,162	2.19%, 04/01/2036(e)	335	358
4.00%, 10/01/2044	4,874	5,276	2.23%, 02/01/2036(e)	40	41
4.00%, 03/01/2045(i)	2,100	2,243	2.24%, 08/01/2035(e)	288	309
4.50%, 04/01/2031	2,072	2,256	2.29%, 12/01/2036(e)	517	559
4.50%, 08/01/2040	130	144	2.31%, 03/01/2035(e)	294	313
4.50%, 04/01/2041	11,936	12,984	2.32%, 01/01/2033(e)	109	113
4.50%, 12/01/2043	8,507	9,255	2.50%, 04/01/2028	4,972	5,153
4.50%, 06/01/2044	3,293	3,583	2.50%, 06/01/2028	328	340
5.00%, 03/01/2018	358	378	2.50%, 02/01/2030(i)	34,600	35,793
5.00%, 05/01/2018	255	269	2.63%, 04/01/2033(e)	191	202
5.00%, 10/01/2018	211	223	2.74%, 03/01/2035(e)	4,618	4,964
5.00%, 01/01/2019	270	286	3.00%, 02/01/2027(i)	18,000	18,927
5.00%, 06/01/2031	1,717	1,911	3.00%, 07/01/2028	8,873	9,387
5.00%, 02/01/2039	1,974	2,174	3.00%, 03/01/2030(i)	9,000	9,446
5.00%, 09/01/2039	4,422	4,959	3.00%, 08/01/2034	9,745	10,190
5.00%, 08/01/2040	3,917	4,374	3.00%, 10/01/2034	4,899	5,116
5.50%, 03/01/2018	98	104	3.00%, 12/01/2040	236	244
5.50%, 08/01/2023	1,064	1,170	3.00%, 11/01/2042	818	851
5.50%, 04/01/2033	28	32	3.00%, 03/01/2043	7,098	7,351
5.50%, 05/01/2033	141	158	3.00%, 04/01/2043	904	936
5.50%, 10/01/2033	125	141	3.00%, 04/01/2043	38,272	39,631
5.50%, 12/01/2033	1,263	1,426	3.00%, 05/01/2043	9,185	9,508
5.50%, 11/01/2036	1,185	1,333	3.00%, 05/01/2043	1,412	1,467
5.50%, 04/01/2038	246	275	3.00%, 08/01/2043	5,710	5,910
5.50%, 04/01/2038	419	478	3.00%, 03/01/2045(i)	22,400	23,105
5.50%, 08/01/2038	869	995	3.34%, 04/01/2041(e)	1,611	1,714
5.50%, 03/01/2040	1,426	1,621	3.50%, 02/01/2027(i)	14,450	15,342
6.00%, 07/01/2017	13	13	3.50%, 10/01/2033	5,935	6,341
6.00%, 03/01/2022	35	39	3.50%, 08/01/2034	4,701	4,991
6.00%, 07/01/2023	472	533	3.50%, 01/01/2041	456	482
6.00%, 06/01/2028	5	6	3.50%, 03/01/2042	4,442	4,749
6.00%, 01/01/2029	2	3	3.50%, 05/01/2043	645	688
6.00%, 03/01/2031	17	19	3.50%, 07/01/2043	3,464	3,696
6.00%, 12/01/2031	68	77	3.50%, 11/01/2044	29,695	31,823

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.50%, 03/01/2045(i)	$59,000	$62,186	7.50%, 08/01/2032	$14	$17
4.00%, 08/01/2020	2,003	2,120			$570,742
4.00%, 01/01/2029	3,916	4,197	Government National Mortgage Association (GNMA) -
4.00%, 02/01/2031	746	806	6.23%
4.00%, 03/01/2034	1,382	1,504	1.50%, 07/20/2043(e)	1,619	1,639
4.00%, 04/01/2034	7,443	8,074	2.00%, 03/20/2043(e)	328	338
4.00%, 12/01/2040	4,565	4,997	2.00%, 04/20/2043(e)	2,032	2,095
4.00%, 12/01/2040	9,387	10,234	3.00%, 06/20/2043	6,262	6,510
4.00%, 01/01/2041	6,954	7,568	3.00%, 02/01/2045(i)	6,600	6,847
4.00%, 05/01/2043	858	935	3.00%, 02/01/2045	22,000	22,828
4.00%, 09/01/2043	428	466	3.00%, 03/01/2045	20,000	20,700
4.00%, 05/01/2044	7,170	7,765	3.50%, 02/01/2042(i)	15,200	16,082
4.00%, 03/01/2045(i)	55,755	59,595	3.50%, 03/15/2042	2,374	2,541
4.50%, 04/01/2024	3,237	3,499	3.50%, 04/15/2042	2,215	2,360
4.50%, 12/01/2039	99	108	3.50%, 04/15/2042	722	765
4.50%, 05/01/2040	2,000	2,201	3.50%, 10/15/2042	2,483	2,630
4.50%, 07/01/2040	1,360	1,497	3.50%, 06/15/2043	13,131	14,065
4.50%, 01/01/2041	1,796	1,977	3.50%, 08/15/2043	7,161	7,633
4.50%, 09/01/2041	1,260	1,372	3.50%, 10/20/2044	19,284	20,395
4.50%, 04/01/2044	4,620	5,025	3.50%, 02/01/2045	5,000	5,280
4.50%, 06/01/2044	29,546	32,219	4.00%, 10/15/2041	5,297	5,778
5.00%, 03/01/2018	117	124	4.00%, 02/01/2042	27,200	29,010
5.00%, 09/01/2033	9,019	10,007	4.00%, 02/15/2042	2,002	2,185
5.00%, 05/01/2039	3,316	3,709	4.00%, 02/01/2043(i)	25,000	26,845
5.00%, 12/01/2039	177	196	4.00%, 05/20/2043	507	542
5.00%, 02/01/2040	501	557	4.50%, 06/20/2025	7,376	7,776
5.00%, 04/01/2040	900	1,000	4.50%, 09/15/2039	741	832
5.00%, 05/01/2040	3,941	4,364	4.50%, 01/20/2040	3,178	3,474
5.00%, 06/01/2040	285	315	4.50%, 03/15/2040	7,323	8,024
5.00%, 05/01/2041	4,800	5,329	4.50%, 08/20/2040	6,471	7,064
5.00%, 03/01/2045(i)	25,700	28,377	4.50%, 10/20/2040	2,455	2,680
5.50%, 09/01/2017	19	20	4.50%, 04/15/2041	5,236	5,805
5.50%, 10/01/2017	33	35	4.50%, 07/15/2041	2,539	2,783
5.50%, 06/01/2020	305	323	4.50%, 02/01/2043(i)	10,000	10,916
5.50%, 09/01/2020	1,022	1,114	4.50%, 01/20/2044	8,338	9,057
5.50%, 02/01/2023	79	88	5.00%, 11/15/2033	3,730	4,152
5.50%, 06/01/2023	245	274	5.00%, 06/15/2034	78	87
5.50%, 07/01/2023	6	7	5.00%, 10/20/2039	439	491
5.50%, 07/01/2033	300	338	5.00%, 07/20/2040	600	655
5.50%, 09/01/2033	316	355	5.00%, 09/20/2041	1,086	1,213
5.50%, 08/01/2036	2,846	3,184	5.50%, 10/15/2033	1,294	1,475
5.50%, 02/01/2037	164	186	5.50%, 05/20/2035	150	169
5.50%, 04/01/2038	5,408	6,148	5.50%, 02/15/2038	1,728	1,929
5.50%, 12/01/2038	2,102	2,395	6.00%, 07/20/2028	65	74
5.50%, 05/01/2040	1,436	1,605	6.00%, 11/20/2028	55	62
5.50%, 05/01/2040	1,482	1,680	6.00%, 01/20/2029	62	72
6.00%, 02/01/2023	30	34	6.00%, 07/20/2029	13	15
6.00%, 02/01/2038(e)	999	1,130	6.00%, 08/15/2031	41	47
6.00%, 05/01/2038	209	238	6.00%, 01/15/2032	6	6
6.00%, 08/01/2038	326	370	6.00%, 02/15/2032	65	75
6.00%, 08/01/2038	1,028	1,163	6.00%, 02/15/2033	51	59
6.00%, 03/01/2040	7,587	8,615	6.00%, 12/15/2033	55	63
6.50%, 02/01/2017	4	5	6.50%, 03/20/2028	11	13
6.50%, 03/01/2017	2	2	6.50%, 05/20/2029	10	12
6.50%, 04/01/2017	1	1	6.50%, 02/20/2032	5	6
6.50%, 08/01/2017	36	38	6.50%, 10/15/2032	30	36
6.50%, 05/01/2022	11	12	6.50%, 12/15/2032	141	162
6.50%, 12/01/2031	8	9	7.00%, 06/15/2031	21	25
6.50%, 02/01/2032	2	2	7.00%, 07/15/2031	2	2
6.50%, 02/01/2032	4	5	7.00%, 06/15/2032	150	181
6.50%, 04/01/2032	8	9	8.00%, 01/20/2031	7	9
6.50%, 06/01/2032	3	3			$266,569
6.50%, 08/01/2032	22	25
6.50%, 07/01/2037	779	956	U.S. Treasury - 11.95%
6.50%, 07/01/2037	535	644	0.50%, 09/30/2016	500	501
6.50%, 12/01/2037	793	903	0.50%, 11/30/2016	6,950	6,960
6.50%, 02/01/2038	576	709	0.75%, 06/30/2017	12,100	12,145
6.50%, 03/01/2038	387	458	0.88%, 11/15/2017	900	904
6.50%, 09/01/2038	1,129	1,286	1.00%, 03/31/2017	22,295	22,516
7.00%, 02/01/2032	18	19	1.25%, 10/31/2018	2,000	2,019
7.00%, 03/01/2032	57	67	1.25%, 11/30/2018	250	252
			1.38%, 12/31/2018(j)	71,600	72,540
			1.38%, 01/31/2020	85,000	85,750

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		Portfolio Summary (unaudited)
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		Sector	Percent
			Mortgage Securities	29.13%
U.S. Treasury (continued)			Financial	14.47%
1.63%, 12/31/2019	$55,000	$56,160
1.75%, 09/30/2019	19,080	19,590	Government	13.99%
			Asset Backed Securities	13.08%
1.75%, 10/31/2020	1,000	1,022	Communications	7.04%
1.88%, 08/31/2017	12,610	12,998
1.88%, 11/30/2021	30,000	30,767	Consumer, Non-cyclical	6.03%
			Energy	5.82%
2.00%, 10/31/2021	8,695	8,984	Consumer, Cyclical	5.05%
2.25%, 11/15/2024	4,650	4,888
2.38%, 05/31/2018	75	79	Exchange Traded Funds	3.52%
			Basic Materials	3.43%
2.50%, 05/15/2024	4,500	4,827	Industrial	3.38%
2.63%, 04/30/2016	350	360
2.63%, 01/31/2018	10,000	10,541	Utilities	2.46%
			Technology	1.75%
3.00%, 11/15/2044	27,220	31,584	Diversified	0.27%
3.25%, 12/31/2016	150	158
3.75%, 11/15/2043(k)	37,000	48,909	Liabilities in Excess of Other Assets, Net	(9.42)%
3.88%, 08/15/2040	41,970	55,732	TOTAL NET ASSETS	100.00%
4.00%, 02/15/2015	85	85
4.38%, 05/15/2040	14,850	21,135
4.75%, 02/15/2041	70	106
5.38%, 02/15/2031	25	37
		$511,549

U.S. Treasury Bill - 0.32%
0.04%, 02/12/2015(l)	13,500	13,500

U.S. Treasury Inflation-Indexed Obligations - 0.56%
0.13%, 04/15/2019	2,116	2,153
0.13%, 07/15/2024	21,701	21,993
		$24,146
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,514,336
Total Investments		$4,682,023
Liabilities in Excess of Other Assets, Net - (9.42)% $		(403,121)
TOTAL NET ASSETS - 100.00%		$4,278,902

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $15,494 or 0.36% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $823,623 or 19.25% of net assets.
(e)	Variable Rate. Rate shown is in effect at January 31, 2015.
(f)	Security purchased on a when-issued basis.
(g)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(h)	This Senior Floating Rate Note will settle after January 31, 2015, at which time the interest rate will be determined.
(i)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(j)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $7,002 or 0.16% of net assets.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,243 or 0.03% of net assets.
(l)	Rate shown is the discount rate of the original purchase.

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2015 (unaudited)

Credit Default Swaps

Buy Protection
			(Pay)/				Upfront	Unrealized
			Receive		Expiration		Premiums	Appreciation/	Fair Value
Counterparty (Issuer)	Reference Entity		Fixed Rate		Date	Notional Amount	Paid/(Received)	(Depreciation)	Asset Liability
Barclays Bank PLC	CDX.EM.22 5 Y			(1.00)%	12/20/2019	$34,000	$2,413	$1,970	$4,383	$—
Total							$2,413	$1,970	$4,383	$—

Amounts in thousands
Exchange Cleared Credit Default Swaps

Buy Protection
			(Pay)/				Upfront	Unrealized
			Receive		Expiration		Premiums	Appreciation/
	Reference Entity		Fixed Rate		Date	Notional Amount	Paid/(Received)	(Depreciation)	Fair Value
CDX.NA.HY.23 5Y				(5.00)%	12/20/2019	$25,000	$(1,151)	$(228)	$(1,379)
CDX.NA.HY.23 5Y				(5.00)%	12/20/2019	12,000	(734)	72		(662)
Total							$(1,885)	$(156)	$(2,041)

Amounts in thousands

Foreign Currency Contracts

							Unrealized Appreciation/(Depreciation)
Counterparty		Delivery Date	Contracts to Accept			In Exchange For	Fair Value	Asset	Liability
Brown Brothers Harriman & Co		03/10/2015	JPY		61,410,655	$510	$523	$14		$(1)
Total								$14		$(1)
							Unrealized Appreciation/(Depreciation)
Counterparty		Delivery Date	Contracts to Deliver			In Exchange For	Fair Value	Asset	Liability
Brown Brothers Harriman & Co		03/10/2015	AUD		301,628	$249	$234	$15		$—
Brown Brothers Harriman & Co		03/10/2015	CAD		758,740	662	597	65		—
Brown Brothers Harriman & Co		03/10/2015	CHF		47,967	49	52	—		(3)
Brown Brothers Harriman & Co		03/10/2015	DKK		702,275	116	107	9		—
Brown Brothers Harriman & Co		03/10/2015	EUR		6,309,879	7,764	7,132	632		—
Brown Brothers Harriman & Co		03/10/2015	GBP		945,303	1,473	1,423	50		—
Brown Brothers Harriman & Co		03/10/2015	JPY		631,245,138	5,199	5,378	—		(179)
Brown Brothers Harriman & Co		03/10/2015	MXN		7,872,661	546	524	22		—
Brown Brothers Harriman & Co		03/10/2015	PLN		380,667	112	103	9		—
Brown Brothers Harriman & Co		03/10/2015	SEK		827,016	110	100	10		—
Total								$812		$(182)

Amounts in thousands except contracts

Futures Contracts

									Unrealized
Type		Long/Short			Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
US 10 Year Note; March 2015			Short		175	$22,035 $		22,903 $		(868)
US Long Bond; March 2015			Long		94	13,497		14,220		723
Total								$		(145)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
California Municipal Fund
January 31, 2015 (unaudited)

		Principal			Principal
	MUNICIPAL BONDS - 99.62%	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

	California - 98.79%			California (continued)
	Abag Finance Authority for Nonprofit Corps			City of Compton CA Water Revenue
	5.00%, 08/01/2043	$1,500	$1,731	6.00%, 08/01/2039	$1,250	$1,339
	Alameda Community Improvement			City of Irvine CA
	Commission Successor Agency (credit			5.00%, 09/01/2049	1,000	1,134
	support from BAM)			City of Los Angeles Department of Airports
	5.00%, 09/01/2031(a)	1,000	1,186	5.13%, 05/15/2033	1,230	1,373
	Alum Rock Union Elementary School			City of San Francisco CA Public Utilities
	District			Commission Water Revenue
	5.25%, 08/01/2043	1,000	1,188	5.00%, 11/01/2036	2,010	2,378
	Anaheim Public Financing Authority			City of Torrance CA
	5.25%, 10/01/2034	1,000	1,148	6.00%, 06/01/2022	1,000	1,018
	Baldwin Park Financing Authority			City of Turlock CA
	4.63%, 08/01/2016	770	788	5.13%, 10/15/2031	1,000	1,121
	Bay Area Governments Association (credit			5.13%, 10/15/2037	1,000	1,121
	support from XLCA)			City of Vernon CA Electric System Revenue
	5.25%, 09/01/2029(a)	130	130	5.13%, 08/01/2021	2,000	2,285
	Bay Area Toll Authority			Coachella Valley Unified School
	5.13%, 04/01/2039	3,000	3,526	District/CA (credit support from AGM)
	California Educational Facilities Authority			0.00%, 08/01/2039(a),(d)	7,800	2,885
	5.00%, 01/01/2038(b)	1,379	1,522	Dinuba Financing Authority
	5.00%, 10/01/2038(b)	900	1,017	5.38%, 09/01/2038	1,000	1,026
	5.00%, 01/01/2039(b)	3,642	4,102	Dinuba Redevelopment Agency (credit
	5.25%, 10/01/2039(b)	6,500	7,401	support from BAM)
	5.38%, 04/01/2034	1,000	1,162	5.00%, 09/01/2033(a)	2,000	2,329
	California Health Facilities Financing			East Bay Municipal Utility District Water
	Authority			System Revenue
	5.75%, 09/01/2039	2,000	2,343	5.00%, 06/01/2036	1,000	1,174
	6.00%, 07/01/2039	2,000	2,363	El Monte Union High School District (credit
	6.50%, 10/01/2038	15	18	support from ASSURED GTY)
	6.50%, 10/01/2038	985	1,191	5.50%, 06/01/2034(a)	2,000	2,291
	California Infrastructure & Economic			Escondido Union High School District
	Development Bank (credit support from			0.00%, 08/01/2041(d)	1,000	339
	NATL ST INTERCEPT)			Fontana Redevelopment Agency (credit
	5.00%, 08/15/2018(a)	500	513	support from NATL-RE)
	California Pollution Control Financing			5.20%, 09/01/2030(a)	1,000	1,002
	Authority			Foothill-De Anza Community College
	5.00%, 07/01/2030(c)	2,000	2,253	District
	5.00%, 07/01/2037(c)	4,000	4,430	5.00%, 08/01/2040	1,500	1,740
	California State Public Works Board			Golden State Tobacco Securitization Corp
	5.00%, 11/01/2037	1,375	1,604	4.50%, 06/01/2027	5,565	5,446
	5.00%, 10/01/2039	4,500	5,321	5.00%, 06/01/2030	4,265	4,975
	California State University			5.75%, 06/01/2047	3,000	2,650
	5.25%, 11/01/2038	2,000	2,329	Highland Redevelopment Agency (credit
	California State University (credit support			support from AMBAC)
	from AGM)			5.00%, 12/01/2028(a)	3,000	3,023
	5.00%, 11/01/2039(a)	1,000	1,120	Indio Redevelopment Agency
	California Statewide Communities			5.63%, 08/15/2035	1,355	1,465
	Development Authority			Inland Valley Development Agency
	5.00%, 11/01/2039	300	353	5.25%, 09/01/2037	1,000	1,177
	5.25%, 12/01/2034	3,500	3,981	La Verne Public Financing Authority
	7.25%, 11/15/2041(c)	1,500	1,821	7.25%, 09/01/2026	800	802
	California Statewide Communities			Lancaster Redevelopment Agency
	Development Authority (credit support from			6.88%, 08/01/2039	545	690
	CA MTG INS)			6.88%, 08/01/2039	455	537
	6.25%, 08/15/2028(a)	2,250	2,626	Los Angeles County Public Works Financing
	California Statewide Communities			Authority
	Development Authority (credit support from			5.00%, 08/01/2042	1,400	1,607
	FHA INS)			Los Angeles Department of Water
	6.25%, 08/01/2024(a)	810	979	5.00%, 07/01/2033	1,000	1,209
	California Statewide Financing Authority			5.38%, 07/01/2038	1,000	1,155
	6.00%, 05/01/2043	2,000	2,000	Los Angeles Unified School District/CA
	6.00%, 05/01/2043	1,550	1,550	5.00%, 07/01/2029	2,000	2,323
	Carson Redevelopment Agency Successor			Los Angeles Unified School
	Agency (credit support from NATL-RE)			District/CA (credit support from AGM)
	5.50%, 10/01/2016(a)	1,000	1,079	5.00%, 07/01/2032(a)	1,000	1,093
	City of Alhambra CA (credit support from			Merced Union High School District
NATL	-RE)			0.00%, 08/01/2032(d)	3,380	1,770
	6.13%, 09/02/2018(a)	2,225	2,234	Metropolitan Water District of Southern
	City of Bakersfield CA Wastewater			California (credit support from AGM)
	Revenue (credit support from AGM)			5.00%, 07/01/2035(a)	1,250	1,276
	5.00%, 09/15/2032(a)	2,000	2,194	Morongo Band of Mission Indians/The
				6.50%, 03/01/2028(c)	1,000	1,128

See accompanying notes

Schedule of Investments
California Municipal Fund
January 31, 2015 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

California (continued)			California (continued)
Needles Public Utility Authority			San Diego Redevelopment Agency
6.50%, 02/01/2022	$2,360	$2,361	6.40%, 09/01/2019	$1,000	$1,004
Norco Community Redevelopment Agency			San Francisco Bay Area Rapid Transit
Successor Agency (credit support from BAM)			District
5.00%, 03/01/2032(a)	1,000	1,171	5.00%, 07/01/2028	1,755	2,063
Norco Financing Authority (credit support			San Francisco City & County Redevelopment
from AGM)			Agency
5.63%, 10/01/2034(a)	1,000	1,161	5.00%, 08/01/2044	1,500	1,653
Northern Inyo County Local Hospital District			6.50%, 08/01/2039	1,000	1,181
5.00%, 12/01/2029	1,010	1,055	San Joaquin Hills Transportation Corridor
Ontario Redevelopment Financing			Agency
Authority (credit support from AMBAC)			5.00%, 01/15/2034	2,500	2,815
5.50%, 08/01/2016(a)	1,055	1,059	San Luis Obispo County Financing
Ontario Redevelopment Financing			Authority (credit support from AGM)
Authority (credit support from NATL-RE)			5.00%, 08/01/2030(a)	1,000	1,144
5.25%, 08/01/2016(a)	1,060	1,063	Santa Clara County Financing Authority
Palm Desert Financing Authority (credit			5.25%, 05/15/2036	2,000	2,239
support from NATL-RE)			Santa Margarita Water District
5.00%, 08/01/2022(a)	1,280	1,298	5.00%, 09/01/2038	500	580
Palm Springs Financing Authority (credit			Semitropic Improvement District
support from AGM)			5.00%, 12/01/2038	2,000	2,304
5.00%, 11/01/2032(a)	1,795	2,143	Southern California Public Power Authority
Perris Public Financing Authority			5.00%, 11/01/2029	1,780	2,145
5.30%, 10/01/2026	2,805	2,810	5.00%, 07/01/2033	2,000	2,417
Pittsburg Unified School District			5.25%, 07/01/2029	695	830
0.00%, 08/01/2036(d)	1,365	561	5.25%, 07/01/2031	695	822
5.00%, 08/01/2043	2,900	3,361	State of California
Pittsburg Unified School District (credit			5.00%, 02/01/2038	1,450	1,690
support from AGM)			5.00%, 04/01/2043	3,380	3,936
5.50%, 08/01/2031(a)	1,000	1,143	5.25%, 11/01/2040	1,500	1,757
Pomona Public Financing Authority (credit			5.75%, 04/01/2031	675	796
support from NATL-RE)			6.00%, 03/01/2033	2,000	2,478
5.00%, 02/01/2021(a)	5,000	5,013	6.00%, 04/01/2038	3,000	3,626
Pomona Unified School District (credit			State of California Department of Water
support from NATL-RE)			Resources
6.15%, 08/01/2030(a)	1,000	1,252	5.00%, 12/01/2028	1,615	1,848
Port Commission of the City & County of San			5.00%, 12/01/2028	65	74
Francisco			Stockton East Water District (credit support
4.00%, 03/01/2035	1,000	1,051	from NATL)
Port of Los Angeles			5.25%, 04/01/2022(a)	1,780	1,783
5.00%, 08/01/2026	1,230	1,500	Stockton Unified School District (credit
5.00%, 08/01/2032	1,740	2,069	support from AGM)
Poway Unified School District			5.00%, 08/01/2038(a)	1,500	1,737
0.00%, 08/01/2036(d)	4,000	1,747	Tobacco Securitization Authority of Southern
Richmond Joint Powers Financing Authority			California
6.25%, 07/01/2024	1,000	1,202	5.13%, 06/01/2046	1,500	1,276
Ripon Unified School District (credit support			Tulare County Transportation Authority
from BAM)			5.00%, 02/01/2029	1,000	1,213
0.00%, 08/01/2031(a),(d)	945	452	Tustin Public Financing Authority
0.00%, 08/01/2033(a),(d)	1,110	472	5.00%, 04/01/2041	1,000	1,142
Riverside Community Properties Development			University of California
Inc			5.00%, 05/15/2037	6,000	6,903
6.00%, 10/15/2038	1,000	1,228	5.00%, 05/15/2044	1,000	1,182
Riverside County Transportation			5.25%, 05/15/2039(b)	3,000	3,472
Commission			Walnut Energy Center Authority
5.00%, 06/01/2032	1,500	1,757	5.00%, 01/01/2035	1,225	1,394
Rocklin Unified School District (credit			Western Municipal Water District Facilities
support from NATL)			Authority
0.00%, 08/01/2019(a),(d)	1,360	1,096	5.00%, 10/01/2034	1,700	1,952
0.00%, 08/01/2020(a),(d)	1,415	1,081			$231,465
0.00%, 08/01/2023(a),(d)	1,225	796
Salinas Valley Solid Waste Authority (credit			Virgin Islands - 0.83%
support from AGM)			Virgin Islands Public Finance Authority
5.50%, 08/01/2031(a)	1,500	1,792	5.00%, 10/01/2030	$1,700	$1,951
San Bernardino County Redevelopment
Agency (credit support from RADIAN)			TOTAL MUNICIPAL BONDS		$233,416
5.00%, 09/01/2018(a)	1,565	1,599
San Diego Community College District
5.25%, 08/01/2033(b)	1,950	2,279
San Diego Public Facilities Financing
Authority Water Revenue
5.38%, 08/01/2034	2,000	2,353

See accompanying notes

			Schedule of Investments
			California Municipal Fund
			January 31, 2015 (unaudited)

Total Investments			$233,416
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (4.59)%
Notes with interest rates of 0.03% and 0.04%	$(10,739	) $	(10,739)
at January 31, 2015 and contractual maturity
of collateral of 2017.(e)
Total Net Investments			$222,677
Other Assets in Excess of Liabilities, Net - 4.97%			$11,634
TOTAL NET ASSETS - 100.00%			$234,311

(a)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $9,632 or 4.11% of net assets.
(d)	Non-Income Producing Security
(e)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at January 31, 2015

Portfolio Summary (unaudited)

Sector	Percent
Revenue Bonds	55.67%
Insured	22.71%
General Obligation Unlimited	12.64%
Prerefunded	4.33%
Tax Allocation	2.83%
Special Tax	1.44%
Liability For Floating Rate Notes Issued	(4.59)%
Other Assets in Excess of Liabilities, Net	4.97%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2015 (unaudited)

CONVERTIBLE PREFERRED STOCKS -					Principal
0.70%	Shares Held	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Banks- 0.70%				Banks (continued)
Wells Fargo & Co	3,700	$4,600		VTB Bank OJSC Via VTB Capital SA
				6.47%, 03/04/2015(a),(b)	$2,000	$1,995
TOTAL CONVERTIBLE PREFERRED STOCKS		$4,600		Wells Fargo & Co
PREFERRED STOCKS - 0.30%	Shares Held	Value(000	's)	7.98%, 12/31/2049(d)	3,600	3,951
						$52,760
REITS- 0.30%
Sovereign Real Estate Investment Trust (a),(b)	1,500	2,002		Commercial Services - 0.51%
				President and Fellows of Harvard College
TOTAL PREFERRED STOCKS		$2,002		6.50%, 01/15/2039(b)	2,200	3,356
	Principal
BONDS- 38.55%	Amount (000's)	Value(000	's)	Computers - 0.22%
Airlines - 0.05%				Apple Inc
UAL 2009-1 Pass Through Trust				2.85%, 05/06/2021	1,400	1,471
10.40%, 05/01/2018(c)	$287	$318
				Diversified Financial Services - 3.45%
Automobile Asset Backed Securities - 0.71%				Ally Financial Inc
Chrysler Capital Auto Receivables Trust 2014-				2.75%, 01/30/2017	2,500	2,487
B				4.63%, 06/26/2015	1,100	1,108
0.20%, 10/15/2015(b),(d)	4,690	4,688		7.50%, 09/15/2020	879	1,044
				Bear Stearns Cos LLC/The
				7.25%, 02/01/2018	1,900	2,200
Automobile Manufacturers - 0.45%				Blackstone Holdings Finance Co LLC
Ford Motor Credit Co LLC				9.30%, 03/19/2019(a),(c)	1,466	1,495
3.98%, 06/15/2016	200	207		International Lease Finance Corp
7.00%, 04/15/2015	700	709		4.88%, 04/01/2015	500	503
General Motors Financial Co Inc				5.75%, 05/15/2016	700	727
2.75%, 05/15/2016	2,000	2,025		8.62%, 09/15/2015(d)	1,000	1,040
		$2,941		8.75%, 03/15/2017(d)	1,600	1,780
Banks- 8.01%				Navient Corp
Banco Santander Brasil SA/Cayman Islands				6.25%, 01/25/2016	3,000	3,105
4.50%, 04/06/2015(b)	500	501		Springleaf Finance Corp
Bank of America Corp				6.50%, 09/15/2017	3,500	3,693
1.32%, 03/22/2018(d)	2,700	2,721		6.90%, 12/15/2017	1,200	1,284
				SteelRiver Transmission Co LLC
3.63%, 03/17/2016	4,200	4,322		4.71%, 06/30/2017(b)	2,148	2,263
6.88%, 04/25/2018	2,200	2,535
Bank of America NA						$22,729
6.00%, 10/15/2036	1,800	2,364		Electric - 2.26%
Bank of Nova Scotia/The				AES Corp/VA
1.25%, 04/11/2017	2,000	2,006		3.23%, 06/01/2019(d)	500	493
1.95%, 01/30/2017(b)	200	204		Centrais Eletricas Brasileiras SA
BBVA Bancomer SA/Texas				6.88%, 07/30/2019(b)	1,600	1,588
6.50%, 03/10/2021(b)	2,500	2,771		Duquesne Light Holdings Inc
BPCE SA				5.50%, 08/15/2015	2,600	2,662
12.50%, 08/29/2049(a),(b)	2,400	3,236		Dynegy Finance I Inc / Dynegy Finance II
CIT Group Inc				Inc
5.00%, 08/15/2022	600	631		6.75%, 11/01/2019(b)	3,500	3,596
5.25%, 03/15/2018	100	104		7.63%, 11/01/2024(b)	400	412
5.50%, 02/15/2019(b)	300	318		Entergy Corp
Citigroup Inc				3.63%, 09/15/2015	4,500	4,575
3.95%, 06/15/2016	1,000	1,039		Majapahit Holding BV
4.45%, 01/10/2017	500	529		7.75%, 01/20/2020	1,300	1,524
4.88%, 05/07/2015	2,200	2,224				$14,850
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA/Netherlands				Finance - Mortgage Loan/Banker - 0.39%
11.00%, 12/29/2049(b),(d)	2,600	3,348		Freddie Mac
Credit Agricole SA				1.75%, 05/30/2019	1,100	1,130
8.38%, 12/31/2049(b),(d)	2,200	2,552		2.38%, 01/13/2022	1,400	1,458
Eksportfinans ASA						$2,588
2.38%, 05/25/2016	1,200	1,200		Home Equity Asset Backed Securities - 3.35%
5.50%, 05/25/2016	1,700	1,759		Aegis Asset Backed Securities Trust 2005-1
5.50%, 06/26/2017	1,400	1,497		0.87%, 03/25/2035(d)	6,300	4,889
Fifth Third Bancorp				Argent Securities Inc Asset-Backed Pass-
0.67%, 12/20/2016(d)	1,000	994
				Through Certificates Series 2005-W2
Korea Development Bank/The				0.53%, 10/25/2035(d)	2,400	2,225
4.38%, 08/10/2015	2,000	2,036		Bear Stearns Asset Backed Securities I Trust
Royal Bank of Scotland Group PLC				2004-FR1
6.99%, 10/29/2049(b),(d)	4,200	4,830		1.97%, 07/25/2034(d)	2,971	2,705
Sberbank of Russia Via SB Capital SA				Bear Stearns Asset Backed Securities I Trust
5.50%, 07/07/2015	2,000	2,000		2006-HE10
Turkiye Garanti Bankasi AS				0.37%, 12/25/2036(d)	3,310	3,080
2.76%, 04/20/2016(b),(d)	1,100	1,093

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2015 (unaudited)

			Principal				Principal
	BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

	Home Equity Asset Backed Securities (continued)				Mortgage Backed Securities (continued)
	Bear Stearns Asset Backed Securities I Trust				GSMPS Mortgage Loan Trust 2001-2
	2007	-HE3			7.50%, 06/19/2032(b)		$127	$133
	0.42%, 04/25/2037(d)		$4,933	$3,645	HomeBanc Mortgage Trust 2005-4
	IXIS Real Estate Capital Trust 2005-HE1				0.44%, 10/25/2035(d)		4,781	4,243
	0.95%, 06/25/2035(d)		1,134	1,104	JP Morgan Mortgage Trust 2006-A6
	Option One Mortgage Loan Trust 2005-4				5.53%, 10/25/2036(d)		1,537	1,418
Asset	-Backed Certificates Series 2005-4				JP Morgan Mortgage Trust 2007-A1
	0.61%, 11/25/2035(d)		4,700	4,430	2.58%, 07/25/2035(d)		979	973
				$22,078	MASTR Reperforming Loan Trust 2005-1
					7.00%, 08/25/2034(b)		167	171
	Insurance - 0.28%				Merrill Lynch Mortgage Investors Trust
	Stone Street Trust				MLMI Series 2005-A5
	5.90%, 12/15/2015(b)		1,800	1,869
					2.47%, 06/25/2035(d)		823	800
					Merrill Lynch Mortgage Investors Trust Series
	Iron & Steel - 0.23%				MLCC 2005-3
	Gerdau Holdings Inc				2.16%, 11/25/2035(d)		947	938
	7.00%, 01/20/2020(b)		1,400	1,512	Morgan Stanley Mortgage Loan Trust 2005-4
					5.50%, 08/25/2035		320	323
					RBSCF Trust 2010-RR3
	Lodging - 0.47%				5.47%, 09/16/2039(b)		5,117	5,329
	MGM Resorts International				RBSSP Resecuritization Trust 2011-3
	6.63%, 07/15/2015		600	610	0.42%, 02/26/2037(b),(d)		2,584	2,415
	7.63%, 01/15/2017		400	430	Structured Adjustable Rate Mortgage Loan
	Wynn Macau Ltd				Trust
	5.25%, 10/15/2021(b)		2,100	2,044
					2.41%, 04/25/2035(d)		3,065	2,974
				$3,084	Wachovia Bank Commercial Mortgage Trust
	Mortgage Backed Securities - 8.17%				Series 2006-C23
	Banc of America Funding 2004-D Trust				5.42%, 01/15/2045		200	207
	2.39%, 06/25/2034(d)		124	126	WaMu Mortgage Pass-Through Certificates
	Banc of America Mortgage 2004-H Trust				Series 2007-HY1 Trust
	2.64%, 09/25/2034(d)		2,408	2,363	4.43%, 02/25/2037(d)		4,180	3,797
	Banc of America Mortgage Trust 2005-11							$53,816
	5.50%, 12/25/2020		520	531	Oil & Gas - 1.36%
	Banc of America Re-REMIC Trust 2009-				Odebrecht Drilling Norbe VIII/IX Ltd
	UBER2				6.35%, 06/30/2021(b)		595	474
	5.67%, 02/24/2051(b),(d)		4,309	4,698
					Petrobras International Finance Co SA
	BCAP LLC 2011-RR4-I Trust				2.88%, 02/06/2015		2,000	1,997
	5.25%, 02/26/2036(b)		1,797	1,641
					3.88%, 01/27/2016		2,000	1,946
	BCAP LLC 2011-RR5-I Trust				5.88%, 03/01/2018		2,000	1,922
	5.04%, 03/26/2037(b),(d)		400	393
	5.25%, 08/26/2037(b),(d)		3,629	3,769	7.88%, 03/15/2019		2,000	1,986
					Petroleos Mexicanos
	Bear Stearns ARM Trust 2004-1				8.00%, 05/03/2019		500	594
	2.73%, 04/25/2034(d)		322	317
	Bear Stearns ARM Trust 2005-11							$8,919
	2.91%, 12/25/2035(d)		183	184	Other Asset Backed Securities - 4.85%
	Bear Stearns Commercial Mortgage Securities				Aames Mortgage Investment Trust 2005-2
	Trust 2007-PWR16				1.11%, 07/25/2035(d)		4,091	3,705
	5.71%, 06/11/2040(d)		3,840	4,187	Countrywide Asset-Backed Certificates
	Bear Stearns Commercial Mortgage Securities				0.29%, 06/25/2047(d)		493	490
	Trust 2007-PWR17				CWABS Asset-Backed Certificates Trust
	5.70%, 06/11/2050		102	103	2005-14
	Chase Mortgage Finance Trust Series 2006-				0.52%, 04/25/2036(d)		2,588	2,543
	A1				FFMLT Trust 2005-FF2
	5.63%, 09/25/2036(d)		1,620	1,457	1.05%, 03/25/2035(d)		559	508
	CHL Mortgage Pass-Through Trust 2005-24				First Franklin Mortgage Loan Trust 2006-
	5.50%, 11/25/2035		1,516	1,441	FF8
	Citicorp Mortgage Securities Trust Series				0.32%, 07/25/2036(d)		3,422	3,242
	2006-4				Halcyon Structured Asset Management Long
	5.50%, 08/25/2036		784	808	Secured/Short Unsecured 2007-1 Ltd
	Citicorp Mortgage Securities Trust Series				0.46%, 08/07/2021(b),(d)		2,095	2,087
	2007-8				Hillmark Funding Ltd
	6.00%, 09/25/2037		3,894	4,054	0.48%, 05/21/2021(b),(d)		6,644	6,557
	Credit Suisse Commercial Mortgage Trust				Merrill Lynch Mortgage Investors Trust Series
	Series 2006-C5				2005	-FM1
	5.30%, 12/15/2039		2,397	2,543	0.65%, 05/25/2036(d)		4,300	3,832
	Credit Suisse Commercial Mortgage Trust				RAAC Series 2006-SP3 Trust
	Series 2008-C1				0.51%, 08/25/2036(d)		3,000	2,643
	5.97%, 02/15/2041(d)		1,300	1,432	RAMP Series 2004-RS8 Trust
	Fannie Mae Grantor Trust 2000-T6				1.07%, 08/25/2034(d)		2,237	2,139
	7.50%, 06/25/2030		16	19
	Fannie Mae Grantor Trust 2002-T16
	7.50%, 07/25/2042		25	29

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

Other Asset Backed Securities (continued)				New Jersey - 0.37%
Small Business Administration Participation				New Jersey State Turnpike Authority
Certificates				7.10%, 01/01/2041	$1,600	$2,427
4.43%, 05/01/2029(d)	$3,777	$4,167

		$31,913	Ohio	- 0.54%
Pipelines - 0.34%				American Municipal Power Inc
MarkWest Energy Partners LP / MarkWest				8.08%, 02/15/2050	2,100	3,545
Energy Finance Corp
4.50%, 07/15/2023	300	297		TOTAL MUNICIPAL BONDS		$11,502
Tesoro Logistics LP / Tesoro Logistics				U.S. GOVERNMENT & GOVERNMENT	Principal
Finance Corp				AGENCY OBLIGATIONS - 56.24%	Amount (000's) Value (000's)
6.13%, 10/15/2021	1,900	1,929		Federal Home Loan Mortgage Corporation (FHLMC) -
		$2,226		0.21%
				2.22%, 06/01/2035(d)	$211	$225
Regional Authority - 0.75%				4.50%, 12/01/2040	234	259
Province of Ontario Canada				4.50%, 12/01/2040	59	65
1.00%, 07/22/2016	1,100	1,107		4.50%, 12/01/2040	433	477
1.60%, 09/21/2016	100	102		5.50%, 07/01/2038	332	371
1.65%, 09/27/2019	300	303
3.00%, 07/16/2018	700	741				$1,397
Province of Quebec Canada				Federal National Mortgage Association (FNMA) - 8.26%
2.75%, 08/25/2021	1,700	1,791		2.13%, 08/01/2035(d)	174	186
3.50%, 07/29/2020	800	875		2.24%, 09/01/2035(d)	211	230
		$4,919		2.31%, 08/01/2022	300	306
				2.64%, 06/01/2022	2,900	3,020
Savings & Loans - 0.73%				2.87%, 09/01/2027(d)	2,300	2,391
Nationwide Building Society				3.16%, 05/01/2022(d)	9,261	9,923
6.25%, 02/25/2020(b)	4,000	4,797
				3.33%, 11/01/2021	189	204
				3.50%, 01/01/2026	96	102
Sovereign - 0.43%				3.50%, 02/01/2027	628	672
Banco Nacional de Desenvolvimento				3.89%, 07/01/2021(d)	2,480	2,747
Economico e Social				4.00%, 07/01/2024	33	35
3.38%, 09/26/2016(b)	1,000	1,006		4.00%, 10/01/2024	24	25
Export-Import Bank of Korea				4.00%, 02/01/2025	47	50
5.13%, 06/29/2020	800	925		4.00%, 10/01/2025	21	23
Korea Housing Finance Corp				4.00%, 01/01/2026	9	10
4.13%, 12/15/2015(b)	900	924		4.00%, 02/01/2026	1	1
		$2,855		4.00%, 02/01/2026	43	46
				4.00%, 04/01/2026	163	175
Student Loan Asset Backed Securities - 0.09%				4.00%, 06/01/2026	11	12
SLM Private Education Loan Trust 2010-C				4.00%, 06/01/2026	182	195
2.82%, 12/16/2019(b),(d)	551	557
				4.00%, 11/01/2030	41	44
SLM Student Loan Trust 2008-7				4.00%, 08/01/2031	199	215
0.76%, 10/25/2017(d)	20	20
				4.00%, 09/01/2031	108	116
		$577		4.00%, 10/01/2031	336	360
Telecommunications - 1.45%				4.00%, 09/01/2041	43	46
Sprint Communications Inc				4.00%, 07/01/2042	180	193
9.13%, 03/01/2017	3,025	3,316		4.50%, 02/01/2024	80	87
Verizon Communications Inc				4.50%, 01/01/2025	381	413
1.99%, 09/14/2018(d)	1,400	1,456		4.50%, 02/01/2025	93	101
3.65%, 09/14/2018	4,500	4,786		4.50%, 04/01/2028	90	98
		$9,558		4.50%, 06/01/2028	90	98
TOTAL BONDS		$253,824		4.50%, 03/01/2029	35	37
	Principal			4.50%, 04/01/2029	12	13
MUNICIPAL BONDS - 1.75%	Amount (000's) Value (000's)			4.50%, 05/01/2029	118	128
				4.50%, 05/01/2029	101	110
California - 0.40%				4.50%, 06/01/2029	582	631
California Infrastructure & Economic				4.50%, 06/01/2029	498	545
Development Bank				4.50%, 08/01/2029	232	258
6.49%, 05/15/2049	$1,000	$1,344		4.50%, 09/01/2029	9	10
City of Los Angeles CA Wastewater System				4.50%, 10/01/2029	169	183
Revenue				4.50%, 11/01/2029	380	412
5.71%, 06/01/2039	1,000	1,327		4.50%, 02/01/2030	70	75
		$2,671		4.50%, 06/01/2030	97	106
				4.50%, 01/01/2039	248	271
Nebraska - 0.04%				4.50%, 03/01/2039	15	16
Public Power Generation Agency				4.50%, 03/01/2039	176	193
7.24%, 01/01/2041	200	243		4.50%, 04/01/2039	54	59
				4.50%, 05/01/2039	110	121
Nevada - 0.40%				4.50%, 05/01/2039	300	330
County of Clark Department of Aviation				4.50%, 05/01/2039	290	315
6.82%, 07/01/2045	1,700	2,616		4.50%, 06/01/2040	176	194
				4.50%, 09/01/2040	163	177

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.50%, 10/01/2040	$69	$76	6.00%, 04/01/2036	$122	$138
4.50%, 11/01/2040	763	831	6.00%, 04/01/2036	199	226
4.50%, 03/01/2041	718	782	6.00%, 05/01/2036	95	109
4.50%, 03/01/2041	466	514	6.00%, 05/01/2036	111	126
4.50%, 05/01/2041	963	1,048	6.00%, 06/01/2036	4	4
4.50%, 05/01/2041	22	23	6.00%, 06/01/2036	8	9
4.50%, 06/01/2041	19	21	6.00%, 07/01/2036	94	107
4.50%, 06/01/2041	53	59	6.00%, 07/01/2036	37	42
4.50%, 07/01/2041	184	200	6.00%, 07/01/2036	8	9
4.50%, 07/01/2041	57	62	6.00%, 07/01/2036	146	165
4.50%, 12/01/2041	43	47	6.00%, 08/01/2036	27	31
4.50%, 01/01/2044	283	307	6.00%, 08/01/2036	18	20
5.00%, 07/01/2024	151	166	6.00%, 08/01/2036	2	3
5.00%, 09/01/2024	152	168	6.00%, 08/01/2036	4	5
5.00%, 08/01/2025	4	5	6.00%, 09/01/2036	83	94
5.00%, 11/01/2025	327	361	6.00%, 09/01/2036	5	6
5.00%, 05/01/2026	87	96	6.00%, 09/01/2036	50	57
5.00%, 08/01/2027	6	7	6.00%, 09/01/2036	9	11
5.00%, 03/01/2028	5	6	6.00%, 09/01/2036	56	63
5.00%, 05/01/2028	142	157	6.00%, 09/01/2036	245	277
5.00%, 06/01/2028	183	202	6.00%, 09/01/2036	63	72
5.00%, 07/01/2028	3	3	6.00%, 09/01/2036	3	3
5.00%, 03/01/2029	151	166	6.00%, 09/01/2036	64	72
5.00%, 10/01/2029	131	145	6.00%, 10/01/2036	848	962
5.00%, 01/01/2030	505	560	6.00%, 10/01/2036	483	547
5.00%, 07/01/2030	372	413	6.00%, 10/01/2036	1	2
5.00%, 08/01/2030	214	237	6.00%, 10/01/2036	30	34
5.00%, 07/01/2035	15	17	6.00%, 10/01/2036	3	4
5.00%, 07/01/2035	980	1,098	6.00%, 10/01/2036	1	1
5.00%, 09/01/2035	14	16	6.00%, 10/01/2036	78	88
5.00%, 10/01/2035	766	848	6.00%, 10/01/2036	4	5
5.00%, 10/01/2035	48	53	6.00%, 10/01/2036	5	6
5.00%, 04/01/2039	662	741	6.00%, 11/01/2036	53	60
5.00%, 04/01/2039	15	17	6.00%, 11/01/2036	1	1
5.00%, 10/01/2039	37	41	6.00%, 11/01/2036	2	2
5.00%, 11/01/2039	49	55	6.00%, 11/01/2036	2	2
5.00%, 11/01/2039	42	46	6.00%, 11/01/2036	42	47
5.00%, 02/01/2040	35	39	6.00%, 12/01/2036	86	97
5.00%, 05/01/2040	25	27	6.00%, 12/01/2036	71	80
5.00%, 05/01/2040	356	394	6.00%, 12/01/2036	93	105
5.00%, 08/01/2040	52	58	6.00%, 12/01/2036	160	182
5.00%, 08/01/2040	33	36	6.00%, 12/01/2036	108	122
5.00%, 08/01/2040	27	30	6.00%, 12/01/2036	7	8
5.00%, 02/01/2041	151	167	6.00%, 12/01/2036	6	7
5.00%, 04/01/2041	190	210	6.00%, 12/01/2036	241	275
5.00%, 05/01/2041	256	284	6.00%, 12/01/2036	25	28
5.00%, 01/01/2042	16	18	6.00%, 01/01/2037	46	52
5.50%, 08/01/2033	139	157	6.00%, 01/01/2037	119	134
5.50%, 12/01/2033	3	3	6.00%, 01/01/2037	2	2
5.50%, 01/01/2034	128	145	6.00%, 01/01/2037	149	169
5.50%, 12/01/2036	27	30	6.00%, 01/01/2037	166	187
5.50%, 12/01/2036	79	89	6.00%, 02/01/2037	524	594
5.50%, 06/01/2038	17	19	6.00%, 03/01/2037	183	208
5.50%, 04/01/2041	95	106	6.00%, 04/01/2037	27	31
6.00%, 12/01/2031	8	9	6.00%, 04/01/2037	60	68
6.00%, 04/01/2033	9	10	6.00%, 05/01/2037	83	94
6.00%, 07/01/2033	4	4	6.00%, 06/01/2037	8	10
6.00%, 06/01/2034	8	10	6.00%, 06/01/2037	214	242
6.00%, 07/01/2034	3	4	6.00%, 06/01/2037	74	84
6.00%, 08/01/2034	15	17	6.00%, 07/01/2037	20	23
6.00%, 11/01/2034	14	16	6.00%, 07/01/2037	205	232
6.00%, 04/01/2035	3	4	6.00%, 07/01/2037	14	16
6.00%, 05/01/2035	14	16	6.00%, 07/01/2037	31	35
6.00%, 06/01/2035	96	109	6.00%, 07/01/2037	16	18
6.00%, 06/01/2035	25	29	6.00%, 08/01/2037	65	74
6.00%, 07/01/2035	257	293	6.00%, 08/01/2037	22	25
6.00%, 09/01/2035	11	13	6.00%, 08/01/2037	1,646	1,865
6.00%, 09/01/2035	33	37	6.00%, 09/01/2037	314	356
6.00%, 10/01/2035	169	192	6.00%, 09/01/2037	2	2
6.00%, 10/01/2035	7	8	6.00%, 09/01/2037	141	160
6.00%, 02/01/2036	77	87	6.00%, 09/01/2037	61	68
6.00%, 02/01/2036	80	90	6.00%, 09/01/2037	1	2

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			U.S. Treasury - 27.17%
6.00%, 09/01/2037	$144	$163	2.13%, 12/31/2021(f)	$91,600	$95,493
6.00%, 09/01/2037	168	190	2.25%, 11/15/2024	41,900	44,047
6.00%, 09/01/2037	4	4	2.38%, 08/15/2024(f)	2,300	2,443
6.00%, 09/01/2037	39	44	2.75%, 08/15/2042	3,200	3,527
6.00%, 09/01/2037	26	29	2.75%, 11/15/2042	4,900	5,400
6.00%, 10/01/2037	227	258	3.00%, 11/15/2044	8,400	9,747
6.00%, 10/01/2037	109	123	3.13%, 02/15/2042(f)	1,100	1,301
6.00%, 10/01/2037	65	74	3.13%, 02/15/2043	400	473
6.00%, 10/01/2037	315	357	3.13%, 08/15/2044	7,400	8,782
6.00%, 10/01/2037	91	103	3.38%, 05/15/2044(f)	5,100	6,334
6.00%, 10/01/2037	19	21	3.75%, 11/15/2043(f)	1,000	1,322
6.00%, 10/01/2037	29	33			$178,869
6.00%, 10/01/2037	727	822
6.00%, 11/01/2037	23	26	U.S. Treasury Bill – 0.60%
			0.02%, 05/14/2015(e),(f)	3,935	3,935
6.00%, 11/01/2037	40	45
6.00%, 11/01/2037	125	142	U.S. Treasury Inflation-Indexed Obligations - 18.60%
6.00%, 11/01/2037	31	35	0.13%, 01/15/2022	10,747	10,899
6.00%, 11/01/2037	9	10	0.13%, 01/15/2023	1,330	1,346
6.00%, 11/01/2037	31	35	0.38%, 07/15/2023	2,740	2,839
6.00%, 11/01/2037	151	172	1.25%, 07/15/2020	8,230	8,933
6.00%, 11/01/2037	82	93	2.00%, 01/15/2026	11,541	13,876
6.00%, 11/01/2037	78	88	2.38%, 01/15/2025	29,692	36,539
6.00%, 11/01/2037	33	38	2.38%, 01/15/2027	22,952	28,792
6.00%, 11/01/2037	4	5	2.50%, 01/15/2029	9,349	12,149
6.00%, 12/01/2037	84	95	3.63%, 04/15/2028	292	419
6.00%, 12/01/2037	146	166	3.88%, 04/15/2029	4,453	6,656
6.00%, 12/01/2037	134	152			$122,448
6.00%, 01/01/2038	152	172	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
6.00%, 01/01/2038	223	252	OBLIGATIONS		$370,292
6.00%, 01/01/2038	18	20		Principal
6.00%, 01/01/2038	227	257	CERTIFICATE OF DEPOSIT - 0.33%	Amount (000's) Value (000's)
6.00%, 01/01/2038	1	2
6.00%, 02/01/2038	5	6	Banks - 0.33%
6.00%, 02/01/2038	254	288	Credit Suisse/New York NY
6.00%, 03/01/2038	21	24	0.47%, 03/17/2015(d)	2,200	2,200
6.00%, 03/01/2038	62	71
6.00%, 03/01/2038	78	89	TOTAL CERTIFICATE OF DEPOSIT		$2,200
6.00%, 03/01/2038	116	131	Total Investments		$644,420
6.00%, 07/01/2038	230	260	Other Assets in Excess of Liabilities, Net - 2.13%		$14,004
6.00%, 08/01/2038	87	99	TOTAL NET ASSETS - 100.00%		$658,424
6.00%, 10/01/2038	245	277
6.00%, 10/01/2038	55	62
6.00%, 10/01/2038	343	388	(a) Security is Illiquid
6.00%, 11/01/2038	18	21	(b)	Security exempt from registration under Rule 144A of the Securities Act
6.00%, 12/01/2038	134	151	1933. These securities may be resold in transactions exempt from
6.00%, 12/01/2038	100	113	registration, normally to qualified institutional buyers. At the end of the
6.00%, 05/01/2041	598	677	period, the value of these securities totaled $79,129 or 12.02% of net
		$54,410	assets.
Government National Mortgage Association (GNMA) -			(c)	Fair value of these investments is determined in good faith by the Manager
1.40%			under procedures established and periodically reviewed by the Board of
5.00%, 03/15/2038	12	14	Directors. At the end of the period, the fair value of these securities totaled
5.00%, 05/15/2038	359	397	$1,813 or 0.28% of net assets.
5.00%, 08/15/2038	509	561	(d)	Variable Rate. Rate shown is in effect at January 31, 2015.
5.00%, 11/15/2038	1,007	1,112	(e)	Rate shown is the discount rate of the original purchase.
5.00%, 12/15/2038	505	558	(f)	Security or a portion of the security was pledged to cover margin
5.00%, 01/15/2039	514	567	requirements for swap and/or swaption contracts. At the end of the period,
5.00%, 02/15/2039	14	15	the value of these securities totaled $11,648 or 1.77% of net assets.
5.00%, 02/15/2039	346	382
5.00%, 03/15/2039	1,464	1,622
5.00%, 03/15/2039	209	231
5.00%, 03/15/2039	107	119
5.00%, 03/15/2039	605	670
5.00%, 04/15/2039	169	187
5.00%, 04/15/2039	177	195
5.00%, 09/15/2039	797	880
5.00%, 10/15/2039	105	116
5.00%, 02/15/2040	56	62
5.00%, 08/15/2040	284	313
5.00%, 09/15/2040	49	54
5.00%, 09/15/2040	674	749
5.00%, 03/15/2041	389	429
		$9,233

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2015 (unaudited)

Portfolio Summary (unaudited)
Sector			Percent
Government			47.94%
Mortgage Securities			18.04%
Financial			13.80%
Asset Backed Securities			9.00%
Utilities			2.26%
Revenue Bonds			1.75%
Energy			1.70%
Communications			1.45%
Consumer, Cyclical			0.97%
Consumer, Non-cyclical			0.51%
Basic Materials			0.23%
Technology			0.22%
Other Assets in Excess of Liabilities, Net			2.13%
TOTAL NET ASSETS			100.00%

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	02/03/2015	AUD	2,718,000	$2,197	$2,116	$—	$(81)
Bank of America NA	02/03/2015	JPY	718,948,000	6,061	6,122	61	—
Bank of America NA	02/05/2015	MXN	23,376,000	1,710	1,559	—	(151)
Bank of America NA	02/19/2015	EUR	55,882,914	68,339	63,153	—	(5,186)
Barclays Bank PLC	02/03/2015	JPY	1,402,900,000	11,827	11,947	120	—
Barclays Bank PLC	02/05/2015	MXN	69,835,000	5,117	4,658	—	(459)
BNP Paribas	02/03/2015	BRL	27,560	10	10	—	—
BNP Paribas	02/03/2015	JPY	582,800,000	4,913	4,963	50	—
BNP Paribas	02/05/2015	MXN	140,177,303	10,612	9,351	—	(1,261)
BNP Paribas	02/19/2015	MXN	117,063,983	7,882	7,803	—	(79)
Citigroup Inc	02/03/2015	AUD	1,051,000	849	818	—	(31)
Citigroup Inc	02/05/2015	MXN	19,857,000	1,366	1,325	—	(41)
Citigroup Inc	02/10/2015	CAD	26,444,214	21,870	20,810	—	(1,060)
Citigroup Inc	02/12/2015	CHF	1,750,000	1,803	1,907	104	—
Citigroup Inc	02/19/2015	EUR	41,982,702	51,894	47,444	—	(4,450)
Deutsche Bank AG	02/05/2015	MXN	356,569,693	24,372	23,786	—	(586)
Deutsche Bank AG	02/19/2015	EUR	219,000	253	247	—	(6)
Goldman Sachs & Co	02/03/2015	AUD	1,727,000	1,396	1,344	—	(52)
Goldman Sachs & Co	02/03/2015	BRL	44,748	17	17	—	—
Goldman Sachs & Co	02/03/2015	JPY	1,516,700,000	12,788	12,916	128	—
Goldman Sachs & Co	02/05/2015	MXN	543,875,658	40,214	36,280	—	(3,934)
Goldman Sachs & Co	02/12/2015	CHF	5,177,000	5,604	5,642	167	(129)
Goldman Sachs & Co	02/19/2015	EUR	51,037,000	63,019	57,676	—	(5,343)
HSBC Securities Inc	02/03/2015	AUD	1,559,000	1,261	1,214	—	(47)
JP Morgan Chase	02/03/2015	BRL	15,818	6	6	—	—
JP Morgan Chase	02/03/2015	GBP	3,766,000	5,720	5,672	—	(48)
JP Morgan Chase	02/03/2015	JPY	377,000,000	3,163	3,210	47	—
JP Morgan Chase	02/05/2015	MXN	133,336,371	9,122	8,894	—	(228)
JP Morgan Chase	02/19/2015	EUR	158,522,030	183,729	179,144	—	(4,585)
RBC Dominion Securities	02/05/2015	MXN	232,285,135	16,069	15,495	—	(574)
Royal Bank of Scotland PLC	02/19/2015	EUR	1,063,628	1,308	1,202	—	(106)
UBS AG	02/03/2015	AUD	5,352,452	4,349	4,167	—	(182)
UBS AG	02/05/2015	MXN	6,890,000	468	460	—	(8)
Total						$677	$(28,627)
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	02/03/2015	AUD	2,718,000	$2,199	$2,116	$83	$—
Bank of America NA	02/03/2015	JPY	718,948,000	5,995	6,122	—	(127)
Bank of America NA	02/05/2015	MXN	23,376,000	1,596	1,559	37	—
Bank of America NA	02/19/2015	EUR	55,882,914	65,075	63,153	1,922	—
Barclays Bank PLC	02/03/2015	JPY	1,402,900,000	11,769	11,947	—	(178)
Barclays Bank PLC	02/05/2015	MXN	69,835,000	4,769	4,658	111	—
BNP Paribas	02/03/2015	BRL	27,560	10	10	—	—
BNP Paribas	02/03/2015	JPY	582,800,000	4,891	4,963	—	(72)
BNP Paribas	02/05/2015	MXN	140,177,303	10,528	9,351	1,177	—
BNP Paribas	02/19/2015	MXN	117,063,983	8,819	7,803	1,016	—
Citigroup Inc	02/03/2015	AUD	1,051,000	856	818	38	—
Citigroup Inc	02/05/2015	MXN	19,857,000	1,458	1,325	133	—
Citigroup Inc	02/10/2015	CAD	26,444,214	24,141	20,810	3,331	—
Citigroup Inc	02/12/2015	CHF	1,750,000	2,005	1,907	98	—
Citigroup Inc	02/19/2015	EUR	41,982,702	50,179	47,444	2,735	—
Deutsche Bank AG	02/05/2015	MXN	356,569,693	26,988	23,786	3,202	—
Deutsche Bank AG	02/19/2015	EUR	219,000	266	247	19	—

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2015 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Goldman Sachs & Co	02/03/2015	AUD	1,727,000	$1,397	$1,344	$53	$—
Goldman Sachs & Co	02/03/2015	BRL	44,748	17	17	—	—
Goldman Sachs & Co	02/03/2015	JPY	1,516,700,000	12,781	12,916	—	(135)
Goldman Sachs & Co	02/05/2015	MXN	543,875,658	37,138	36,280	858	—
Goldman Sachs & Co	02/12/2015	CHF	5,177,000	5,377	5,642	—	(265)
Goldman Sachs & Co	02/19/2015	EUR	51,037,000	59,912	57,676	2,236	—
HSBC Securities Inc	02/03/2015	AUD	1,559,000	1,270	1,214	56	—
JP Morgan Chase	02/03/2015	BRL	15,818	6	6	—	—
JP Morgan Chase	02/03/2015	GBP	3,766,000	5,880	5,672	208	—
JP Morgan Chase	02/03/2015	JPY	377,000,000	3,186	3,210	—	(24)
JP Morgan Chase	02/05/2015	MXN	133,336,371	9,411	8,894	517	—
JP Morgan Chase	02/19/2015	EUR	158,522,030	197,052	179,144	17,908	—
RBC Dominion Securities	02/05/2015	MXN	232,285,135	16,424	15,495	929	—
RBC Dominion Securities	02/19/2015	EUR	1,063,628	1,230	1,202	28	—
UBS AG	02/03/2015	AUD	5,352,452	4,368	4,167	201	—
UBS AG	02/05/2015	MXN	6,890,000	471	460	11	—
Total						$36,907	$(801)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Diversified International Fund
January 31, 2015 (unaudited)

COMMON STOCKS - 98.73%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.43%			Commercial Services - 1.54%
WPP PLC	957,069	$21,047	Ashtead Group PLC	1,119,477	$18,217
			Cielo SA	667,900	9,957
			G8 Education Ltd	2,266,590	7,355
Aerospace & Defense - 0.77%			Kroton Educacional SA	3,339,800	15,310
Safran SA	397,931	26,502	Stantec Inc	384,356	9,452
Thales SA	217,083	11,432	TAL Education Group ADR(a)	509,471	15,799
		$37,934			$76,090

Agriculture - 1.37%			Computers - 0.83%
British American Tobacco PLC	622,546	35,122	Ingenico	206,206	21,557
ITC Ltd	362,203	2,148	TDK Corp	313,200	19,519
Japan Tobacco Inc	563,700	15,353			$41,076
KT&G Corp	203,175	14,832
		$67,455	Cosmetics & Personal Care - 0.05%
			Svenska Cellulosa AB SCA	96,608	2,329
Airlines - 1.22%
easyJet PLC	1,032,581	28,791
Ryanair Holdings PLC ADR(a)	475,201	31,354	Distribution & Wholesale - 0.37%
		$60,145	Hitachi High-Technologies Corp	583,800	18,136

Automobile Manufacturers - 2.73%
Fuji Heavy Industries Ltd	1,026,000	37,005	Diversified Financial Services - 1.97%
Maruti Suzuki India Ltd (b)	172,694	10,258	Macquarie Group Ltd	716,376	34,337
Toyota Motor Corp	1,355,900	87,416	Mega Financial Holding Co Ltd	19,085,128	14,563
		$134,679	ORIX Corp	2,061,610	23,689
			Paragon Group of Cos PLC/The	1,524,644	9,446
Automobile Parts & Equipment - 2.14%			Shinhan Financial Group Co Ltd	372,019	15,189
Bridgestone Corp	821,100	32,817			$97,224
Continental AG	121,242	27,358
Georg Fischer AG (a)	14,561	8,732	Electric - 2.84%
Valeo SA	257,948	36,371	Enel SpA	6,818,710	30,809
		$105,278	Iberdrola SA	5,810,448	40,106
			Korea Electric Power Corp (a)	720,718	28,179
Banks - 11.54%			Tenaga Nasional BHD	10,195,700	40,666
Axis Bank Ltd (b)	3,053,646	29,158			$139,760
Bangkok Bank PCL	1,659,100	9,727
Bank of China Ltd	34,639,998	19,338	Electrical Components & Equipment - 0.49%
Bank of Montreal	552,600	31,716	Delta Electronics Inc	2,171,000	13,260
Commonwealth Bank of Australia	594,433	41,102	Mabuchi Motor Co Ltd	269,600	11,085
Danske Bank A/S	1,014,512	26,258			$24,345
DBS Group Holdings Ltd	1,340,003	19,537	Electronics - 2.51%
DNB ASA	2,584,643	37,448	Hon Hai Precision Industry Co Ltd	8,378,120	22,989
ICICI Bank Ltd ADR	2,766,117	33,221	Hoya Corp	889,000	34,451
Malayan Banking Bhd	4,759,200	11,425	Japan Aviation Electronics Industry Ltd	460,200	10,401
Mitsubishi UFJ Financial Group Inc	6,815,725	36,221	Merry Electronics Co Ltd	2,130,450	7,050
Natixis SA	5,023,831	31,951	Minebea Co Ltd	756,985	11,679
Nordea Bank AB	3,703,325	47,017	Omron Corp	935,400	37,396
Oversea-Chinese Banking Corp Ltd	2,028,000	15,555			$123,966
Royal Bank of Canada	651,068	36,757
Sumitomo Mitsui Financial Group Inc	952,200	31,953	Engineering & Construction - 1.78%
Svenska Handelsbanken AB	722,609	34,218	Acciona SA (a)	137,519	9,831
Swedbank AB	1,468,070	35,514	ACS Actividades de Construccion y Servicios	828,063	28,800
Toronto-Dominion Bank/The	1,031,500	41,075	SA
		$569,191	ACS Actividades de Construccion y Servicios	828,063	421
			SA - Rights (a)
Beverages - 1.88%			Promotora y Operadora de Infraestructura	793,300	8,907
Anheuser-Busch InBev NV	548,412	66,887	SAB de CV (a)
Asahi Group Holdings Ltd	531,500	17,437	Skanska AB	641,540	14,219
Britvic PLC	780,989	8,265	Vinci SA	484,340	25,444
		$92,589			$87,622

Biotechnology - 0.52%			Entertainment - 0.18%
CSL Ltd	376,734	25,638	OPAP SA	1,067,291	9,020

Building Materials - 0.42%			Food - 2.52%
CSR Ltd	3,531,093	10,907	Aryzta AG (a)	352,971	26,462
Kingspan Group PLC	546,390	9,962	Associated British Foods PLC	403,999	18,842
		$20,869	Greencore Group PLC	2,589,608	12,010
Chemicals - 1.90%			Gruma SAB de CV	1,203,600	12,888
Givaudan SA (a)	16,991	30,972	Nestle SA	532,284	40,651
Lonza Group AG (a)	84,849	10,049	Saputo Inc	473,200	13,607
Potash Corp of Saskatchewan Inc	656,900	23,915			$124,460
Yara International ASA	551,669	28,721	Forest Products & Paper - 0.84%
		$93,657	Mondi PLC	1,025,277	18,290

See accompanying notes

Schedule of Investments
Diversified International Fund
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Forest Products & Paper (continued)			Miscellaneous Manufacturing - 1.47%
Stora Enso OYJ	2,381,301	$23,104	FUJIFILM Holdings Corp	996,700	$33,686
		$41,394	IMI PLC	655,740	12,557
			Largan Precision Co Ltd	313,000	26,028
Gas - 0.77%					$72,271
Gas Natural SDG SA	1,013,791	23,797
Keyera Corp	242,400	14,307	Office & Business Equipment - 0.50%
		$38,104	Seiko Epson Corp	611,800	24,847

Hand & Machine Tools - 0.33%
Fuji Electric Co Ltd	3,847,000	16,451	Oil & Gas - 4.97%
			Canadian Natural Resources Ltd	1,437,200	41,667
			Eni SpA	747,626	12,581
Healthcare - Products - 1.17%			Parex Resources Inc (a)	887,500	4,805
Coloplast A/S	566,968	44,692	PetroChina Co Ltd	22,734,000	24,687
Sonova Holding AG	100,629	13,220	Royal Dutch Shell PLC - A Shares	928,695	28,303
		$57,912	Royal Dutch Shell PLC - B Shares	1,270,995	40,240
Healthcare - Services - 0.78%			Sasol Ltd	492,052	17,773
Fresenius SE & Co KGaA	359,281	20,564	SK Holdings Co Ltd	52,477	8,182
Ramsay Health Care Ltd	384,364	17,688	Statoil ASA	1,043,358	17,472
		$38,252	Suncor Energy Inc	669,136	19,958
			Total SA	569,062	29,210
Home Builders - 1.70%					$244,878
Barratt Developments PLC	3,902,287	26,861
Persimmon PLC (a)	1,018,601	24,384	Packaging & Containers - 0.00%
Taylor Wimpey PLC	15,979,049	32,463	Rexam PLC	1	—
		$83,708

Home Furnishings - 0.49%			Pharmaceuticals - 9.17%
			Actelion Ltd (a)	180,947	19,987
Howden Joinery Group PLC	1,905,713	12,162
Steinhoff International Holdings Ltd	2,346,186	11,991	Bayer AG	449,361	64,722
			BTG PLC (a)	1,575,732	18,722
		$24,153
			Novartis AG	1,112,301	108,397
Insurance - 5.00%			Novo Nordisk A/S	1,459,917	65,069
BB Seguridade Participacoes SA	1,506,600	16,508	Orion Oyj	290,468	9,577
Direct Line Insurance Group PLC	7,078,084	33,194	Roche Holding AG	384,712	103,687
Hannover Rueck SE	488,868	43,816	Shire PLC	849,113	61,975
Legal & General Group PLC	7,051,151	28,318			$452,136
Porto Seguro SA	297,905	3,009
Prudential PLC	1,495,613	36,359	Private Equity - 0.34%
Sampo Oyj	896,219	43,405	3i Group PLC	2,439,913	16,826
Sanlam Ltd	3,325,748	19,934
Standard Life PLC	251,993	1,522	Real Estate - 4.85%
Tokio Marine Holdings Inc	591,900	20,665	Brookfield Asset Management Inc	1,517,858	77,344
		$246,730	Cheung Kong Holdings Ltd	3,296,000	62,897
Internet - 0.97%			Deutsche Annington Immobilien SE	485,915	16,876
Tencent Holdings Ltd	1,965,525	33,151	Deutsche Wohnen AG	455,092	11,822
Vipshop Holdings Ltd ADR(a)	659,880	14,775	Lend Lease Group	1,703,715	21,960
		$47,926	Mitsui Fudosan Co Ltd	529,000	13,374
			Sun Hung Kai Properties Ltd	1,347,000	21,919
Investment Companies - 0.76%			Wheelock & Co Ltd	2,306,000	13,047
Investor AB	1,033,128	37,594			$239,239

			REITS - 0.49%
Iron & Steel - 0.17%			Mirvac Group	8,516,194	12,738
APERAM SA (a)	318,212	8,261	Segro PLC	1,841,305	11,402
					$24,140

Machinery - Construction & Mining - 1.25%			Retail - 4.65%
Hitachi Ltd	3,209,639	24,240	Alimentation Couche-Tard Inc	2,014,217	78,923
Mitsubishi Electric Corp	3,216,000	37,195	Cie Financiere Richemont SA	39,809	3,307
		$61,435	Dollarama Inc	1,052,800	50,001
Machinery - Diversified - 0.27%			E-Mart Co Ltd	22,952	4,355
Sumitomo Heavy Industries Ltd	2,488,000	13,464	Jumbo SA	560,016	5,321
			Next PLC	237,553	25,815
			Pandora A/S	540,094	38,610
Media - 1.61%			Poundland Group PLC	2,160,825	11,457
Grupo Televisa SAB ADR(a)	384,952	12,553	Travis Perkins PLC	392,778	11,334
ITV PLC	15,102,766	49,983			$229,123
Shaw Communications Inc	719,500	16,613
		$79,149	Semiconductors - 3.03%
			ams AG	395,175	15,468
Mining - 0.86%			ARM Holdings PLC	1,931,687	30,106
BHP Billiton Ltd	1,125,174	25,952	Dialog Semiconductor PLC (a)	498,763	19,075
BHP Billiton PLC	752,948	16,354	MediaTek Inc	909,000	13,822
		$42,306	SK Hynix Inc	700,662	30,265

See accompanying notes

Schedule of Investments
Diversified International Fund
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	Portfolio Summary (unaudited)
					Country	Percent
Semiconductors (continued)					Japan	15.54%
Taiwan Semiconductor Manufacturing Co Ltd	9,210,544		$40,505		United Kingdom	11.59%
			$149,241		Canada	11.40%
Shipbuilding - 0.17%					Switzerland	7.42%
Mitsui Engineering & Shipbuilding Co Ltd	5,141,000		8,358		Germany	5.07%
					France	4.98%
					Australia	4.35%
Software - 1.32%					Denmark	4.29%
HCL Technologies Ltd	1,041,691		30,062		Sweden	3.46%
Tech Mahindra Ltd	353,145		16,339		Taiwan, Province Of China	2.79%
UBISOFT Entertainment (a)	936,554		18,799
					China	2.66%
			$65,200		Korea, Republic Of	2.65%
Telecommunications - 7.86%					India	2.46%
Belgacom SA	799,812		29,788		Ireland	2.34%
Bezeq The Israeli Telecommunication Corp	2,832,891		4,518		Spain	2.08%
Ltd					Hong Kong	1.98%
BT Group PLC	7,815,501		49,032		Belgium	1.96%
China Telecom Corp Ltd	39,832,000		23,556		Norway	1.69%
Deutsche Telekom AG	1,719,861		29,647		Finland	1.54%
Hellenic Telecommunications Organization	896,919		7,396		Netherlands	1.39%
SA (a)					South Africa	1.37%
KDDI Corp	882,900		62,323		Malaysia	1.29%
Nippon Telegraph & Telephone Corp	865,776		51,243		Brazil	1.25%
Orange SA	2,479,734		43,626		Italy	0.89%
SK Telecom Co Ltd	110,022		28,833		Singapore	0.72%
SoftBank Corp	617,000		36,311		Mexico	0.70%
TDC A/S	1,307,721		9,678		Greece	0.44%
Telekom Malaysia Bhd	5,986,800		11,517		Austria	0.31%
			$387,468		United States	0.23%
					Thailand	0.20%
Transportation - 2.94%					Luxembourg	0.17%
AP Moeller - Maersk A/S - B shares	13,764		27,814		Israel	0.09%
Canadian National Railway Co	1,015,900		66,932		Other Assets in Excess of Liabilities, Net	0.70%
Canadian Pacific Railway Ltd	193,900		33,795		TOTAL NET ASSETS	100.00%
Deutsche Post AG	506,806		16,402
			$144,943
TOTAL COMMON STOCKS			$4,868,019
INVESTMENT COMPANIES - 0.23%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 0.23%
Cash Account Trust - Government & Agency	11,353,921		11,354
Portfolio - Government Cash Managed

TOTAL INVESTMENT COMPANIES			$11,354
PREFERRED STOCKS - 0.34%	Shares Held	Value	(000	's)

Food - 0.34%
Cia Brasileira de Distribuicao	497,400		16,517

TOTAL PREFERRED STOCKS			$16,517
Total Investments			$4,895,890
Other Assets in Excess of Liabilities, Net - 0.70%			$34,653
TOTAL NET ASSETS - 100.00%			$4,930,543

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $39,416 or 0.80% of net assets.

See accompanying notes

Schedule of Investments
Equity Income Fund
January 31, 2015 (unaudited)

COMMON STOCKS - 98.18%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 2.32%			Healthcare - Products - 1.97%
Lockheed Martin Corp	344,943	$64,977	Becton Dickinson and Co	286,529	$39,564
Raytheon Co	630,610	63,092	Medtronic PLC	968,787	69,171
		$128,069			$108,735

Apparel - 1.26%			Insurance - 5.82%
VF Corp	1,004,980	69,715	ACE Ltd	1,000,380	108,001
			Allstate Corp/The	747,558	52,172
			Chubb Corp/The	382,573	37,454
Automobile Manufacturers - 1.14%			MetLife Inc	2,287,637	106,375
PACCAR Inc	1,046,464	62,903	Swiss Re AG ADR	200,762	18,149
					$322,151

Automobile Parts & Equipment - 2.32%			Machinery - Diversified - 2.06%
Autoliv Inc	612,417	64,953	Deere & Co	1,336,262	113,836
Johnson Controls Inc	1,365,672	63,463
		$128,416
			Media - 0.53%
Banks - 8.78%			Walt Disney Co/The	323,999	29,471
Australia & New Zealand Banking Group Ltd	617,203	15,770
ADR
Bank of Nova Scotia/The	894,748	42,984	Mining - 0.88%
Grupo Financiero Santander Mexico SAB de	1,556,404	16,467	BHP Billiton Ltd ADR	1,050,612	48,675
CV ADR
JP Morgan Chase & Co	1,955,834	106,358	Miscellaneous Manufacturing - 1.91%
M&T Bank Corp	398,524	45,097	3M Co	199,731	32,416
PNC Financial Services Group Inc/The	1,127,447	95,314	Parker-Hannifin Corp	629,507	73,313
US Bancorp/MN	1,794,809	75,220			$105,729
Wells Fargo & Co	1,702,074	88,372
		$485,582	Oil & Gas - 10.50%
			Chevron Corp	643,163	65,943
Beverages - 0.73%			Cimarex Energy Co	334,194	34,489
Coca-Cola Co/The	983,610	40,495	Crescent Point Energy Corp	2,517,568	59,834
			Exxon Mobil Corp	873,605	76,371
Chemicals - 1.56%			Marathon Oil Corp	1,901,937	50,591
Air Products & Chemicals Inc	243,922	35,517	Marathon Petroleum Corp	1,209,431	111,981
EI du Pont de Nemours & Co	712,832	50,761	Occidental Petroleum Corp	1,206,429	96,514
		$86,278	Royal Dutch Shell PLC - B shares ADR	1,325,373	84,811
					$580,534
Computers - 3.91%
Apple Inc	1,148,163	134,519	Pharmaceuticals - 12.78%
EMC Corp/MA	2,245,742	58,232	Abbott Laboratories	1,892,464	84,707
International Business Machines Corp	153,871	23,590	AbbVie Inc	1,245,749	75,181
		$216,341	GlaxoSmithKline PLC ADR	663,366	29,188
			Johnson & Johnson	587,159	58,798
Distribution & Wholesale - 0.79%			Merck & Co Inc	1,827,115	110,139
Genuine Parts Co	472,133	43,880	Novartis AG ADR	670,046	65,262
			Pfizer Inc	2,956,308	92,385
Diversified Financial Services - 5.54%			Roche Holding AG ADR	2,490,538	84,081
BlackRock Inc	307,726	104,784	Shire PLC ADR	106,962	23,452
Discover Financial Services	1,633,164	88,812	Teva Pharmaceutical Industries Ltd ADR	1,472,868	83,747
FNF Group	3,205,650	112,518			$706,940
		$306,114	Pipelines - 3.26%
Electric - 3.99%			Enterprise Products Partners LP	2,148,368	73,990
NextEra Energy Inc	489,697	53,494	Kinder Morgan Inc/DE	2,584,638	106,099
Northeast Utilities	966,979	53,745			$180,089
Wisconsin Energy Corp	997,616	55,637	Private Equity - 1.53%
Xcel Energy Inc	1,543,077	57,912	KKR & Co LP	3,525,593	84,649
		$220,788

Electrical Components & Equipment - 0.48%			REITS - 4.43%
Emerson Electric Co	467,837	26,639	American Capital Agency Corp	2,649,618	57,099
			Annaly Capital Management Inc	5,764,016	60,868
Electronics - 1.22%			Digital Realty Trust Inc	1,743,095	127,142
Garmin Ltd	500,455	26,204			$245,109
Honeywell International Inc	420,810	41,138	Retail - 2.39%
		$67,342	Costco Wholesale Corp	183,934	26,301
Food - 2.85%			Starbucks Corp	621,170	54,371
Kraft Foods Group Inc	990,968	64,750	Tiffany & Co	593,723	51,440
Kroger Co/The	1,343,898	92,796			$132,112
		$157,546	Semiconductors - 4.69%
Gas - 1.13%			Applied Materials Inc	3,031,846	69,247
Sempra Energy	559,877	62,661	Maxim Integrated Products Inc	1,448,159	47,920
			Microchip Technology Inc	1,838,440	82,914

See accompanying notes

			Schedule of Investments
			Equity Income Fund
			January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Semiconductors (continued)
Taiwan Semiconductor Manufacturing Co Ltd	2,615,297		$59,393
ADR
			$259,474
Software - 0.77%
Microsoft Corp	1,059,818		42,817

Telecommunications - 2.21%
BCE Inc	1,700,843		78,154
Verizon Communications Inc	966,900		44,197
			$122,351
Toys, Games & Hobbies - 2.26%
Hasbro Inc	1,752,731		96,260
Mattel Inc	1,069,927		28,781
			$125,041
Transportation - 2.17%
Norfolk Southern Corp	455,894		46,487
Union Pacific Corp	323,672		37,938
United Parcel Service Inc	359,492		35,532
			$119,957
TOTAL COMMON STOCKS			$5,430,439
INVESTMENT COMPANIES - 1.01%	Shares Held	Value	(000	's)
Publicly Traded Investment Fund - 1.01%
Morgan Stanley Institutional Liquidity Funds -	56,102,519		56,103
Government Portfolio

TOTAL INVESTMENT COMPANIES			$56,103
Total Investments			$5,486,542
Other Assets in Excess of Liabilities, Net - 0.81%			$44,833
TOTAL NET ASSETS - 100.00%			$5,531,375

Portfolio Summary (unaudited)

Sector	Percent
Financial	26.10%
Consumer, Non-cyclical	18.33%
Energy	13.76%
Industrial	10.16%
Consumer, Cyclical	10.16%
Technology	9.37%
Utilities	5.12%
Communications	2.74%
Basic Materials	2.44%
Exchange Traded Funds	1.01%
Other Assets in Excess of Liabilities, Net	0.81%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2015 (unaudited)

COMMON STOCKS - 27.70%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 0.48%			Diversified Financial Services (continued)
BBA Aviation PLC	2,688,695	$13,712	Arlington Asset Investment Corp	44,596	$1,183
L-3 Communications Holdings Inc	136,349	16,787	Ashford Inc (a),(c)	1,934	280
Lockheed Martin Corp	85,611	16,127	Century Tokyo Leasing Corp	33,100	782
Raytheon Co	20,869	2,088	Coronation Fund Managers Ltd	115,440	1,022
		$48,714	Home Loan Servicing Solutions Ltd	52	1
			Intermediate Capital Group PLC	193,915	1,437
Agriculture - 0.30%			Kyokuto Securities Co Ltd	92,200	1,328
Altria Group Inc	241,891	12,845	Man Group PLC	3,171,098	8,537
Imperial Tobacco Group PLC	368,973	17,330	Tokai Tokyo Financial Holdings Inc	230,400	1,528
		$30,175	Urban & Civic PLC (a)	646,938	2,677
Airlines - 0.02%					$20,303
Air New Zealand Ltd	826,484	1,564	Electric - 4.48%
Global Aviation Holdings Inc (a),(b)	254,946	—	AES Corp/VA	766,544	9,367
		$1,564	Alliant Energy Corp	59,754	4,100
Automobile Manufacturers - 0.10%			Ameren Corp	33,668	1,524
Toyota Motor Corp	158,700	10,231	Avista Corp	221,301	8,217
			China Power International Development Ltd	3,358,000	1,907
			Consolidated Edison Inc	103,100	7,143
Automobile Parts & Equipment - 0.01%			Dominion Resources Inc/VA	325,000	24,989
Delphi Automotive PLC	550	38	DTE Energy Co (c)	310,000	27,795
Douglas Dynamics Inc	33,081	668	DUET Group	8,525,366	16,588
		$706	Duke Energy Corp	403,229	35,138
Banks - 0.86%			E.ON SE	408,765	6,328
			Enel SpA	667,991	3,018
Bank of China Ltd	18,657,000	10,416	Entergy Corp (c)	60,000	5,251
BOC Hong Kong Holdings Ltd	3,081,000	10,800
China Everbright Bank Co Ltd	5,772,000	3,076	Exelon Corp	574,663	20,711
Commonwealth Bank of Australia	62,335	4,310	FirstEnergy Corp	223,965	9,032
FirstRand Ltd	955,521	4,252	Hera SpA	424,548	1,040
Gunma Bank Ltd/The	194,000	1,276	Huadian Power International Corp Ltd	5,000,000	4,522
Huntington Bancshares Inc/OH	111,291	1,115	Huaneng Power International Inc	10,620,000	14,865
JP Morgan Chase & Co (c)	142,929	7,773	Iberdrola SA	2,500,275	17,257
			Infraestructura Energetica Nova SAB de CV	60,000	285
Natixis SA	307,084	1,953	Integrys Energy Group Inc (c)	160,000	12,976
PNC Financial Services Group Inc/The	130,664	11,046	Iren SpA	524,960	609
Royal Bank of Canada	74,274	4,193	ITC Holdings Corp (c)	791,316	33,662
Wells Fargo & Co (c)	507,342	26,341
			NextEra Energy Inc (c)	240,000	26,218
		$86,551	Northeast Utilities (c)	437,739	24,329
Beverages - 0.20%			NRG Yield Inc	50,000	2,644
Dr Pepper Snapple Group Inc	143,482	11,087	PG&E Corp	390,181	22,947
PepsiCo Inc	92,755	8,698	Pinnacle West Capital Corp (c)	25,000	1,754
		$19,785	Power Assets Holdings Ltd	696,000	7,280
			PPL Corp (c)	958,585	34,030
Biotechnology - 0.07%			Public Service Enterprise Group Inc	212,786	9,082
Amgen Inc	41,188	6,271	SCANA Corp (c)	380,000	24,233
PDL BioPharma Inc	114,628	836	SSE PLC	924,432	22,370
		$7,107	TECO Energy Inc	310,669	6,627
Chemicals - 0.27%			Westar Energy Inc	111,200	4,750
Dow Chemical Co/The	266,206	12,022			$452,588
Eastman Chemical Co	78,043	5,533	Electrical Components & Equipment - 0.01%
Toagosei Co Ltd	265,000	1,059	Kung Long Batteries Industrial Co Ltd	442,000	1,300
Yara International ASA	165,153	8,598
		$27,212
			Electronics - 0.04%
Commercial Services - 1.01%			Boardtek Electronics Corp	1,158,000	1,602
Abertis Infraestructuras SA	892,077	17,469	Delta Electronics Thailand PCL (b)	468,300	1,058
ABM Industries Inc	28,629	826	Hu Lane Associate Inc	478,000	1,742
Atlantia SpA	1,175,304	30,251			$4,402
CCR SA	878,500	5,003
G8 Education Ltd	234,837	762	Energy - Alternate Sources - 0.03%
Jiangsu Expressway Co Ltd	8,016,000	9,949	NextEra Energy Partners LP	5,000	200
Macquarie Infrastructure Co LLC	28,411	2,030	Pattern Energy Group Inc	92,600	2,706
Nutrisystem Inc	80,251	1,430			$2,906
RR Donnelley & Sons Co	70,530	1,162	Engineering & Construction - 0.50%
Transurban Group	4,653,776	33,282	ACS Actividades de Construccion y Servicios	195,800	6,810
		$102,164	SA
Computers - 0.10%			ACS Actividades de Construccion y Servicios	195,800	99
Lexmark International Inc	35,314	1,409	SA - Rights (a)
Seagate Technology PLC	137,401	7,755	Alion Science and Technology Corp -	7,750	—
Tieto OYJ	44,505	1,094	Warrants (a),(b),(d)
		$10,258	China Machinery Engineering Corp	2,442,000	2,072
			Ferrovial SA	59,214	1,175
Diversified Financial Services - 0.20%			Flughafen Zuerich AG	10,682	7,272
Aircastle Ltd	76,174	1,528

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Engineering & Construction (continued)			Insurance (continued)
Fraport AG Frankfurt Airport Services	186,069	$11,369	Validus Holdings Ltd	53,993	$2,141
Worldwide			Zurich Insurance Group AG (a)	32,123	10,651
Grupo Aeroportuario del Centro Norte Sab de	218,800	1,008			$66,845
CV (a)
NCC AB	326,432	10,555	Internet - 0.07%
Vinci SA	203,709	10,702	Atea ASA	85,176	946
		$51,062	Cogent Communications Holdings Inc	28,000	1,037
			Symantec Corp	194,780	4,825
Entertainment - 0.02%					$6,808
GTECH SpA	41,108	808
Regal Entertainment Group	77,170	1,633	Investment Companies - 0.01%
		$2,441	New Mountain Finance Corp	87,194	1,264

Environmental Control - 0.12%
Waste Management Inc	239,150	12,299	Leisure Products & Services - 0.01%
			Ardent Leisure Group	700,000	1,509

Food - 0.02%			Leisure Time - 0.05%
Kesko OYJ	56,585	2,068	Travelport Worldwide Ltd (a),(d)	333,027	5,192

Forest Products & Paper - 0.14%			Machinery - Diversified - 0.02%
International Paper Co	140,464	7,397	Sumitomo Heavy Industries Ltd	280,000	1,515
Mondi PLC	69,437	1,239
Stora Enso OYJ	463,956	4,501
Western Forest Products Inc	579,000	1,176	Media - 0.34%
		$14,313	Charter Communications Inc (a)	49,000	7,405
			HMH Holdings Inc (a)	360,119	7,087
Gas - 1.18%			Liberty Global PLC - C Shares (a)	10,000	456
AGL Resources Inc	21,718	1,224	Shaw Communications Inc	192,900	4,454
Atmos Energy Corp	116,372	6,623	Time Warner Cable Inc	110,000	14,974
ENN Energy Holdings Ltd	1,248,000	7,377			$34,376
National Grid PLC ADR(c)	110,000	7,737
National Grid PLC	2,755,193	38,735	Mining - 0.01%
NiSource Inc (c)	130,000	5,624	Mirabela Nickel Ltd (a),(b)	26,307,311	594
ONE Gas Inc	66,000	2,917
Rubis SCA	297,367	17,246
Sempra Energy	119,000	13,318	Miscellaneous Manufacturing - 0.08%
Snam SpA	2,131,277	10,428	Siemens AG	72,471	7,655
South Jersey Industries Inc (c)	12,500	728
Vectren Corp	25,492	1,222	Office & Business Equipment - 0.04%
Western Gas Equity Partners LP (c)	98,577	5,715	Seiko Epson Corp	28,600	1,162
		$118,894	Xerox Corp	220,141	2,899

Healthcare - Products - 0.01%					$4,061
Fisher & Paykel Healthcare Corp Ltd	269,068	1,213	Office Furnishings - 0.01%
			Steelcase Inc	43,105	728

Healthcare - Services - 0.19%
Aetna Inc	64,235	5,898	Oil & Gas - 1.46%
Anthem Inc	51,532	6,955	Antero Midstream Partners LP	161,932	3,797
HealthSouth Corp	112,516	4,962	Canadian Natural Resources Ltd	86,224	2,500
Select Medical Holdings Corp	80,425	1,087	Cimarex Energy Co	24,352	2,513
		$18,902	Comstock Resources Inc	33,540	136
			ConocoPhillips (c)	276,839	17,435
Holding Companies - Diversified - 0.21%			Exxon Mobil Corp (c)	235,877	20,620
Cengage Learning Holdings II LP	34,465	758	Hess Corp	13,000	877
China Merchants Holdings International Co	5,534,000	20,337	Marathon Oil Corp	420,028	11,173
Ltd			Occidental Petroleum Corp	70,000	5,600
		$21,095	PBF Energy Inc	34,202	961
Home Builders - 0.13%			Pioneer Natural Resources Co	79,000	11,892
Berkeley Group Holdings PLC	50,057	1,825	Royal Dutch Shell PLC ADR	170,000	10,447
Galliford Try PLC	45,019	891	Royal Dutch Shell PLC - A Shares	470,313	14,333
Iida Group Holdings Co Ltd	138,700	1,725	Royal Dutch Shell PLC - B Shares	485,320	15,365
Persimmon PLC (a)	360,270	8,625	Tesoro Corp	14,887	1,217
		$13,066	Total SA	258,366	13,262
			Valero Energy Partners LP (d)	158,463	7,915
Insurance - 0.66%			Whitecap Resources Inc	788,340	7,699
AXA SA	525,464	12,292			$147,742
Beazley PLC	328,728	1,424
Catlin Group Ltd	171,257	1,796	Oil & Gas Services - 0.01%
Direct Line Insurance Group PLC	1,715,531	8,045	BW Offshore Ltd	903,438	869
Hannover Rueck SE	77,078	6,908
Horace Mann Educators Corp	49,969	1,523	Pharmaceuticals - 0.64%
Insurance Australia Group Ltd	2,413,864	11,958	AstraZeneca PLC	42,227	3,006
Old Republic International Corp	84,452	1,186	Cardinal Health Inc	117,159	9,747
Travelers Cos Inc/The	86,765	8,921

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Pharmaceuticals (continued)			REITS (continued)
Eli Lilly & Co	192,568	$13,865	Ascendas Real Estate Investment Trust	878,000		$1,594
Novartis AG	87,431	8,520	Ashford Hospitality Trust Inc (c)	168,350		1,771
Pfizer Inc (c)	837,473	26,171	Assura PLC	8,108,192		6,654
Recordati SpA	61,952	1,024	Astro Japan Property Group	937,157		3,645
Roche Holding AG	8,927	2,406	Boston Properties Inc (c)	55,177		7,659
		$64,739	Brandywine Realty Trust	81,127		1,347
			Camden Property Trust (c)	46,519		3,584
Pipelines - 4.93%			Campus Crest Communities Inc (c)	356,981		2,460
Access Midstream Partners LP (c)	131,906	6,826
Buckeye Partners LP (c)	322,529	23,470	Canadian Apartment Properties REIT	73,851		1,655
DCP Midstream Partners LP (c)	298,337	11,197	CapitaMall Trust	1,000,000		1,543
			CBL & Associates Properties Inc	273,770		5,645
Enbridge Energy Partners LP	333,664	13,133	Colony Financial Inc	90,131		2,258
Enbridge Inc	115,354	5,588	Corporate Office Properties Trust	218,685		6,561
Energy Transfer Equity LP (c)	672,949	39,987
			Crown Castle International Corp	237,641		20,558
EnLink Midstream Partners LP	149,881	4,299	CubeSmart (c)	178,040		4,387
Enterprise Products Partners LP (c)	1,363,441	46,957
			CYS Investments Inc (c)	176,793		1,563
Genesis Energy LP (c)	194,696	8,436
			Daiwa Office Investment Corp	433		2,512
Kinder Morgan Inc/DE	120,000	4,926	DCT Industrial Trust Inc (c)	81,592		3,081
Koninklijke Vopak NV	98,590	5,498	DDR Corp	213,530		4,185
Magellan Midstream Partners LP (c)	527,529	40,894
MarkWest Energy Partners LP (c)	322,931	19,030	Digital Realty Trust Inc	91,020		6,639
MPLX LP (c)	201,496	16,027	Duke Realty Corp	847,018		18,490
Oiltanking Partners LP (c),(d)	253,496	11,288	Education Realty Trust Inc	84,630		2,928
			EPR Properties (c)	122,461		7,967
ONEOK Inc	277,503	12,218	Equity One Inc (c)	205,872		5,608
Pembina Pipeline Corp	316,610	9,837	Equity Residential	53,046		4,117
Phillips 66 Partners LP	116,316	8,424	Essex Property Trust Inc (c)	23,459		5,303
Plains All American Pipeline LP (c)	749,784	37,182
			Eurocommercial Properties NV	44,000		1,958
Plains GP Holdings LP	214,025	5,582	Federation Centres	2,796,617		6,559
Regency Energy Partners LP (c)	370,889	9,517
			Fonciere Des Regions	9,049		927
Shell Midstream Partners LP	155,523	6,224	Fortune Real Estate Investment Trust	1,475,000		1,627
Spectra Energy Corp	579,238	19,370	Frasers Commercial Trust	2,517,000		2,758
Sunoco Logistics Partners LP (c)	712,212	29,713
Targa Resources Partners LP (c)	208,392	9,388	General Growth Properties Inc	106,930		3,227
Tesoro Logistics LP (c)	339,960	18,701	Geo Group Inc/The	185,682		8,081
			Granite Real Estate Investment Trust	21,800		765
TransCanada Corp	463,932	20,643	Great Portland Estates PLC	211,548		2,495
Western Gas Partners LP (c)	237,965	16,793
			Hospitality Properties Trust (c)	128,710		4,195
Williams Cos Inc/The (c)	666,418	29,229
			Host Hotels & Resorts Inc	770,012		17,626
Williams Partners LP	200,000	8,482	Hyprop Investments Ltd	156,497		1,419
		$498,859	ICADE	50,000		4,364
Publicly Traded Investment Fund - 0.01%			Immobiliare Grande Distribuzione SIIQ SpA	1,194,077		981
THL Credit Inc	85,182	928	Industria REIT	700,374		1,100
			Japan Hotel REIT Investment Corp	5,364		3,535
			Japan Logistics Fund Inc	600		1,285
Real Estate - 0.69%			Kenedix Office Investment Corp	1,026		6,093
Agile Property Holdings Ltd	2,506,021	1,527	Keppel REIT	1,618,000		1,476
Atrium European Real Estate Ltd (a)	327,000	1,524
			Kite Realty Group Trust	46,730		1,428
Beijing Capital Land Ltd	3,884,000	1,781	Klepierre	97,000		4,565
Citycon OYJ	885,102	3,001	Land Securities Group PLC	341,856		6,552
Croesus Retail Trust	7,266,000	5,067	Lexington Realty Trust	121,216		1,383
Deutsche Annington Immobilien SE	95,000	3,299	Liberty Property Trust (c)	159,145		6,413
Fabege AB	250,900	3,425	Link REIT/The	2,285,000		15,457
Kerry Properties Ltd	510,000	1,802	Londonmetric Property PLC	1,600,000		3,843
KWG Property Holding Ltd	1,630,000	1,041	Medical Properties Trust Inc	394,070		6,057
Lend Lease Group	199,602	2,573	Mid-America Apartment Communities Inc	76,362		6,057
Mitsubishi Estate Co Ltd	441,200	8,877	Mirvac Group	2,733,543		4,089
Mitsui Fudosan Co Ltd	321,400	8,126	NewRiver Retail Ltd	304,373		1,345
New World Development Co Ltd	2,463,000	2,937	Nomura Real Estate Master Fund Inc	2,137		2,679
Nomura Real Estate Holdings Inc	145,800	2,453	NorthStar Realty Finance Corp	123,757		2,340
Religare Health Trust	4,262,000	3,244	Omega Healthcare Investors Inc	153,326		6,725
Shimao Property Holdings Ltd	2,138,000	4,488	Paramount Group Inc (a)	45,301		877
Sponda OYJ	761,028	3,505	Prologis Inc	199,250		8,994
Sun Hung Kai Properties Ltd	551,933	8,981	Public Storage (c)	16,597		3,333
Wheelock & Co Ltd	218,000	1,233	Pure Industrial Real Estate Trust	390,000		1,485
WP Carey Inc	17,107	1,228	RLJ Lodging Trust	240,793		8,204
		$70,112	Sabra Health Care REIT Inc	174,280		5,699
REITS - 4.50%			Saul Centers Inc	36,500		2,084
			Scentre Group (a)	800,000		2,351
Agree Realty Corp	203,140	7,037
AIMS AMP Capital Industrial REIT	975,150	1,059	Segro PLC	668,644		4,141
Alexandria Real Estate Equities Inc	49,620	4,839	Sekisui House Reit Inc	1,434		1,746
			Simon Property Group Inc (c)	118,357		23,513
Altarea SCA	18,100	3,081
American Realty Capital Properties Inc	546,216	5,061	SL Green Realty Corp	17,180		2,165
American Tower Corp	110,000	10,664	Spring Real Estate Investment Trust	12,748,000		6,150
Apartment Investment & Management Co	134,390	5,357	STAG Industrial Inc	135,713		3,556

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value	(000	's)

REITS (continued)			Transportation (continued)
Stockland	1,660,000	$5,630	Groupe Eurotunnel SE	977,254		$13,121
STORE Capital Corp	148,476	3,409	Hutchison Port Holdings Trust	12,617,539		8,997
Summit Hotel Properties Inc	578,340	7,414	Kamigumi Co Ltd	573,000		5,726
Sun Communities Inc	166,460	11,274	Union Pacific Corp (c)	242,466		28,419
Urban Edge Properties	37,195	883	West Japan Railway Co	103,200		5,308
Vastned Retail NV	86,000	4,264				$79,777
Ventas Inc	138,000	11,014
Vornado Realty Trust	74,390	8,216	Water - 0.36%
Wereldhave NV	96,920	6,973	Aguas Andinas SA	11,935,692		6,836
			American Water Works Co Inc (c)	200,000		11,228
Westfield Corp	730,000	5,569
Workspace Group PLC	285,000	3,377	Cia de Saneamento Basico do Estado de Sao	1,471,135		7,150
WP GLIMCHER Inc (c)	144,103	2,548	Paulo ADR
		$455,085	Guangdong Investment Ltd	2,024,000		2,717
			Suez Environnement Co	467,338		8,591
Retail - 0.43%						$36,522
Aoyama Trading Co Ltd	69,400	2,332	TOTAL COMMON STOCKS			$2,800,769
Darden Restaurants Inc	24,924	1,530	INVESTMENT COMPANIES - 4.48%	Shares Held	Value	(000	's)
Foot Locker Inc	20,059	1,068
Home Depot Inc/The	132,773	13,864	Publicly Traded Investment Fund - 4.48%
Lowe's Cos Inc	87,160	5,906	JP Morgan Prime Money Market Fund	251,174,850		251,176
Wal-Mart Stores Inc	217,037	18,444	Morgan Stanley Institutional Liquidity Funds -	201,442,093		201,441
		$43,144	Government Portfolio
						$452,617
Savings & Loans - 0.02%			TOTAL INVESTMENT COMPANIES			$452,617
New York Community Bancorp Inc	63,358	979	PREFERRED STOCKS - 2.83%	Shares Held	Value	(000	's)
Provident Financial Services Inc	60,696	1,053
		$2,032	Banks - 0.94%
			AgriBank FCB	33,000		3,490
Semiconductors - 0.06%			Bank of America Corp 6.63%; Series I	18,146		482
Cypress Semiconductor Corp (a)	104,800	1,544	Bank of New York Mellon Corp/The	73,500		1,790
Holtek Semiconductor Inc	472,000	858	Barclays Bank PLC 8.13%	169,800		4,466
Intersil Corp	114,547	1,639	Citigroup Inc 6.88%; Series K	163,700		4,400
King Yuan Electronics Co Ltd	2,795,000	2,335	Citigroup Inc 7.13%; Series J	223,000		6,043
		$6,376	CoBank ACB 6.20%	7,000		707
Software - 0.26%			Deutsche Bank Contingent Capital Trust II	366,970		9,853
Microsoft Corp	657,383	26,558	Fifth Third Bancorp	209,585		5,778
			GMAC Capital Trust I	207,000		5,444
			Goldman Sachs Group Inc/The	32,200		801
Storage & Warehousing - 0.06%			HSBC Holdings PLC 8.00%	13,300		357
Safestore Holdings PLC	1,268,258	5,157	HSBC USA Inc 2.86%	214,384		10,769
Sumitomo Warehouse Co Ltd/The	160,000	896	HSBC USA Inc 4.50%	86,343		2,210
		$6,053	ING Groep NV 6.13%	146,000		3,705
			JP Morgan Chase & Co	34,800		856
Telecommunications - 1.48%			Lloyds Banking Group PLC	64,850		1,682
AT&T Inc	40,000	1,317
BCE Inc (c)	490,000	22,515	M&T Bank Corp - Series A	1,505		1,671
Belgacom SA	139,754	5,205	Morgan Stanley - Series E	4,021		112
Bezeq The Israeli Telecommunication Corp	662,472	1,056	PNC Financial Services Group Inc/The	234,700		6,555
			Royal Bank of Scotland Group PLC 5.75%;	218,454		5,221
Ltd			Series L
BT Group PLC	1,090,000	6,838
BT Group PLC ADR	20,000	1,256	State Street Corp 5.25%; Series C	244,850		5,960
CenturyLink Inc (c)	300,000	11,151	State Street Corp 5.90%; Series D	65,000		1,718
Cisco Systems Inc	358,467	9,451	TCF Financial Corp	48,227		1,300
Cleveland Unlimited Inc - Warrants (a),(b),(d)	2,756	4	US Bancorp/MN - Series G	366,691		9,959
Consolidated Communications Holdings Inc	41,711	971	Wells Fargo & Co 6.63%	1,861		52
Eutelsat Communications SA	198,250	6,811				$95,381
Far EasTone Telecommunications Co Ltd	2,599,000	6,350	Diversified Financial Services - 0.03%
Freenet AG	67,954	2,023	Affiliated Managers Group Inc 5.25%	45,485		1,174
HKT Trust & HKT Ltd	6,314,000	8,255	Affiliated Managers Group Inc 6.38%	40,905		1,078
KDDI Corp	155,400	10,970	General Electric Capital Corp 4.88%	31,317		789
Orange SA	563,125	9,907	Morgan Stanley Capital Trust V	2,003		51
PCCW Ltd	1,996,000	1,324				$3,092
Rogers Communications Inc	163,400	5,810
TDC A/S	134,823	998	Electric - 0.31%
Telstra Corp Ltd	2,239,172	11,294	Duke Energy Corp	19,669		489
T-Mobile US Inc (a)	215,000	6,489	Entergy Arkansas Inc 4.90%	17,312		414
Verizon Communications Inc (c)	440,000	20,112	Entergy Arkansas Inc 5.75%	75,994		1,950
		$150,107	Entergy Louisiana LLC 4.70%	184,915		4,345
			Entergy Louisiana LLC 5.88%	11,790		305
Transportation - 0.79%			Entergy New Orleans Inc	56,900		1,397
Asciano Ltd	1,881,054	8,758	Integrys Energy Group Inc	81,123		2,219
bpost SA	61,950	1,630	Interstate Power & Light Co	98,856		2,526
CEVA Group PLC (a)	123	102	NextEra Energy Capital Holdings Inc - Series	331,890		8,072
Deutsche Post AG	81,376	2,634	I
East Japan Railway Co	65,800	5,082	PPL Capital Funding Inc	40,000		1,020

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2015 (unaudited)

PREFERRED STOCKS (continued)	Shares Held Value (000's)						Principal

Electric (continued)			BONDS	- 59.15%			Amount (000's) Value (000's)
SCANA Corp	3,427	$86		Advertising - 0.49%
Southern California Edison Co	80,000	8,082		Alliance Data Systems Corp
		$30,905		5.38%, 08/01/2022(e)				$15,300	$15,185
				6.38%, 04/01/2020(e)				4,000	4,130
Hand & Machine Tools - 0.01%				MDC Partners Inc
Stanley Black & Decker Inc	36,230	928		6.75%, 04/01/2020(e)				20,800	21,710
				Sitel LLC / Sitel Finance Corp
Insurance - 0.72%				11.00%, 08/01/2017(e)				8,000	8,120
Aegon NV 6.38%	331,071	8,518							$49,145
Aflac Inc	268,983	6,803
Allstate Corp/The 6.63%; Series E	122,903	3,357		Aerospace & Defense - 0.41%
Allstate Corp/The 6.75%; Series C	43,714	1,210		Finmeccanica SpA
American Financial Group Inc/OH 5.75%	19,396	504		4.50%, 01/19/2021			EUR	4,700	6,008
				GenCorp Inc
American Financial Group Inc/OH 6.38%	23,903	645		7.13%, 03/15/2021				$4,300	4,522
American Financial Group Inc/OH 7.00%	34,705	922
Arch Capital Group Ltd	92,770	2,556		KLX 5.88%, Inc	12/01/2022	(e)		3,860	3,812
Aspen Insurance Holdings Ltd 5.95%	412,037	10,396		LMI Aerospace Inc
Aspen Insurance Holdings Ltd 7.25%	132,920	3,492		7.38%, 07/15/2019(e)				3,350	3,325
Axis Capital Holdings Ltd 6.88%	138,578	3,769		TransDigm Inc
Delphi Financial Group Inc 7.38%	291,374	7,266		5.50%, 10/15/2020				19,945	19,571
Hartford Financial Services Group Inc/The	161,051	4,910
PartnerRe Ltd 7.25%	149,437	4,062		6.00%, 07/15/2022				2,540	2,534
Protective Life Corp 6.25%	142,753	3,737		6.50%, 07/15/2024				1,900	1,924
Prudential PLC 6.75%	2,800	74							$41,696
Reinsurance Group of America Inc	40,000	1,158		Agriculture - 0.29%
RenaissanceRe Holdings Ltd - Series E	43,871	1,072		Vector Group Ltd
Torchmark Corp	103,043	2,607		7.75%, 02/15/2021				27,756	29,456
WR Berkley Corp	11,714	290
XLIT Ltd	6,623	5,431
		$72,779		Automobile Manufacturers - 0.20%
				CNH Industrial Finance Europe SA
Media - 0.03%				6.25%, 03/09/2018			EUR	1,800	2,278
Comcast Corp	103,036	2,617		Fiat Chrysler Finance Europe
				6.75%, 10/14/2019				2,200	2,927
				7.75%, 10/17/2016				2,650	3,290
REITS - 0.27%				Jaguar Land Rover Automotive PLC
Digital Realty Trust Inc - Series E	39,353	1,022
Digital Realty Trust Inc - Series F	10,506	272		8.25%, 03/15/2020			GBP	1,960	3,262
				Peugeot SA
Digital Realty Trust Inc - Series H	4,675	127		6.50%, 01/18/2019			EUR	3,450	4,551
Equity Residential	20,702	1,347
Kimco Realty Corp 5.50%	106,379	2,618		Renault SA
Kimco Realty Corp 6.00%	1,124	29		3.13%, 03/05/2021				2,850	3,575
National Retail Properties Inc	80,925	2,136							$19,883
Prologis Inc - Series Q	92,034	5,792		Automobile Parts & Equipment - 0.19%
PS Business Parks Inc - Series R	111,763	2,889		Alize Finco PLC
Public Storage Inc 5.20%; Series W	61,717	1,510		6.25%, 12/01/2021				1,650	1,827
Public Storage Inc 6.00%; Series Z	31,149	804		Gestamp Funding Luxembourg SA
Public Storage Inc 6.38%; Series Y	22,057	592		5.88%, 05/31/2020				3,450	4,133
Realty Income Corp - Series F	99,799	2,670		Metalsa SA de CV
Ventas Realty LP / Ventas Capital Corp	45,791	1,170		4.90%, 04/24/2023(e)				$2,083	1,869
Vornado Realty Trust - Series J	165,424	4,486		Rhino Bondco S.P.A
		$27,464		7.25%, 11/15/2020			EUR	1,500	1,746
				Samvardhana Motherson Automotive Systems
Savings & Loans - 0.02%				Group BV
First Niagara Financial Group Inc	71,800	1,976		4.13%, 07/15/2021				2,750	3,067
				Schaeffler Holding Finance BV
Telecommunications - 0.32%				5.75%, PIK 6.50%, 11/15/2021(e),(f)				2,550	3,088
Centaur Funding Corp 9.08% (e)	11,900	15,228		6.88%, PIK 7.63%, 08/15/2018(f)				3,052	3,617
Qwest Corp 7.00%	58,922	1,541							$19,347
Qwest Corp 7.38%	165,676	4,425
Qwest Corp 7.50%	168,725	4,557	Banks	- 1.79%
Telephone & Data Systems Inc 6.88%	25,608	649		Abbey National Capital Trust I
Telephone & Data Systems Inc 7.00%	137,293	3,480		8.96%, 12/31/2049				$2,300	2,930
Verizon Communications Inc	107,169	2,847		ABN AMRO Bank NV
				6.25%, 09/13/2022(g)				2,000	2,170
		$32,727		Banco do Brasil SA/Cayman
Transportation - 0.18%				6.25%, 12/29/2049(e),(g)				3,000	2,121
CEVA Group PLC (a)	267	220		Bancolombia SA
Seaspan Corp	704,000	17,706		5.13%, 09/11/2022				6,196	6,231
		$17,926		Bank of America Corp
TOTAL PREFERRED STOCKS		$285,795		4.00%, 01/22/2025				2,500	2,545
				6.25%, 09/29/2049(g)				4,600	4,704
				8.13%, 12/29/2049(g)				2,117	2,274

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)				Building Materials - 0.20%
Barclays PLC				Cemex Finance LLC
6.63%, 06/29/2049(g)	$1,961	$1,889		9.38%, 10/12/2022(e)		$2,347	$2,584
8.25%, 12/29/2049(g)	4,000	4,169		Cemex SAB de CV
BBVA Bancomer SA/Texas				5.70%, 01/11/2025(e)		1,000	922
6.75%, 09/30/2022(e)	2,615	2,956		7.25%, 01/15/2021(e)		861	889
BNP Paribas SA				HeidelbergCement Finance Luxembourg SA
7.20%, 06/29/2049(e)	1,300	1,521		7.50%, 04/03/2020	EUR	3,950	5,797
BPCE SA				9.50%, 12/15/2018		1,250	1,852
13.00%, 08/29/2049	1,581	1,680		Kerneos Corporate SAS
Cadence Financial Corp				5.75%, 03/01/2021		2,300	2,703
4.88%, 06/28/2019(d),(e)	3,500	3,500		Lafarge SA
Citigroup Inc				4.75%, 09/30/2020		3,925	5,280
6.30%, 12/29/2049(g)	6,500	6,539					$20,027
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA/Netherlands				Chemicals - 0.69%
11.00%, 12/29/2049(e),(g)	11,115	14,311		Axalta Coating Systems US Holdings Inc /
Corestates Capital III				Axalta Coating Systems Dutch Holding B
0.80%, 02/15/2027(e),(g)	500	432		5.75%, 02/01/2021		4,080	4,853
Credit Agricole SA				Braskem America Finance Co
				7.13%, 07/22/2041(e)		$600	573
8.38%, 12/31/2049(e),(g)	1,900	2,204
Credit Suisse Group AG				Braskem Finance Ltd
6.25%, 12/29/2049(e),(g)	7,200	6,938		5.75%, 04/15/2021		1,988	1,966
				7.38%, 10/29/2049(e)		1,533	1,418
7.50%, 12/29/2049(e),(g)	1,000	1,050
Development Bank of Kazakhstan JSC				Celanese US Holdings LLC
5.50%, 12/20/2015	200	202		3.25%, 10/15/2019	EUR	1,400	1,634
Fleet Capital Trust V				EuroChem Mineral & Chemical Co OJSC via
1.24%, 12/18/2028(g)	7,500	6,150		EuroChem Global Investments Ltd
				5.13%, 12/12/2017(e)		$1,550	1,376
Goldman Sachs Group Inc/The
5.70%, 12/29/2049(g)	2,000	2,049		Huntsman International LLC
HSBC Capital Funding LP/Jersey				5.13%, 04/15/2021	EUR	5,200	6,153
10.18%, 12/29/2049(e),(g)	4,000	6,030		INEOS Group Holdings SA
HSBC USA Capital Trust I				5.75%, 02/15/2019		4,400	4,860
7.81%, 12/15/2026(e)	300	303		Mexichem SAB de CV
				4.88%, 09/19/2022(e)		$500	524
HSBC USA Capital Trust II				5.88%, 09/17/2044(e)		4,227	4,094
8.38%, 05/15/2027(e)	1,980	2,007
ICICI Bank Ltd				OCP SA
				5.63%, 04/25/2024(e)		1,958	2,134
6.37%, 04/30/2022(g)	1,000	1,035
Itau Unibanco Holding SA/Cayman Island				PSPC Escrow Corp
				6.00%, 02/01/2023(e),(h)	EUR	4,800	5,485
5.65%, 03/19/2022(e)	3,600	3,663
				6.50%, 02/01/2022(e),(h)		$4,225	4,309
JP Morgan Chase & Co
6.13%, 12/29/2049(g)	5,500	5,608		Sinochem Offshore Capital Co Ltd
				3.25%, 04/29/2019(e)		10,603	10,777
6.75%, 01/29/2049(g)	13,700	14,655
KeyCorp Capital III				SPCM SA
				6.00%, 01/15/2022(e)		4,350	4,513
7.75%, 07/15/2029	795	1,055
M&T Bank Corp				TPC Group Inc
				8.75%, 12/15/2020(e)		16,115	14,705
6.45%, 12/29/2049(g)	535	575
Morgan Stanley							$69,374
5.45%, 07/29/2049(g)	1,250	1,270	Coal	- 0.99%
Nordea Bank AB				Consol Energy Inc
5.50%, 09/29/2049(e),(g)	4,100	4,103		5.88%, 04/15/2022		10,126	8,785
5.50%, 09/29/2049(g)	2,700	2,702		8.25%, 04/01/2020		1,350	1,355
6.13%, 12/29/2049(e),(g)	2,000	1,991		Foresight Energy LLC / Foresight Energy
PNC Financial Services Group Inc/The				Corp
6.75%, 07/29/2049(g)	8,500	9,394		7.88%, 08/15/2021(e)		53,946	51,114
Provident Funding Associates LP / PFG				Natural Resource Partners LP / NRP Finance
Finance Corp				Corp
6.75%, 06/15/2021(e)	14,320	13,676		9.13%, 10/01/2018(e)		6,300	6,031
Societe Generale SA				Peabody Energy Corp
1.01%, 12/29/2049(e),(g)	3,000	2,760		6.00%, 11/15/2018		2,830	2,271
7.88%, 12/29/2049(e),(g)	2,000	1,970		6.25%, 11/15/2021		15,805	11,854
8.25%, 09/29/2049(g)	5,500	5,693		SunCoke Energy Partners LP / SunCoke
Standard Chartered PLC				Energy Partners Finance Corp
7.01%, 07/29/2049(e)	4,100	4,449		7.38%, 02/01/2020(e)		9,750	10,042
Turkiye Is Bankasi				Westmoreland Coal Co
6.00%, 10/24/2022(e)	1,175	1,189		8.75%, 01/01/2022(e)		9,250	9,133
UBS Preferred Funding Trust V							$100,585
6.24%, 05/29/2049	5,000	5,188
Wells Fargo & Co				Commercial Services - 0.73%
7.98%, 12/31/2049(g)	12,000	13,170		AA Bond Co Ltd
		$181,051		9.50%, 07/31/2043	GBP	4,050	6,710
				ADT Corp/The
				6.25%, 10/15/2021		$6,000	6,358

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Commercial Services (continued)				Diversified Financial Services (continued)
Avis Budget Finance PLC				Icahn Enterprises LP / Icahn Enterprises
6.00%, 03/01/2021	EUR	2,800	$3,346	Finance Corp
CAR Inc				4.88%, 03/15/2019		$4,400	$4,477
6.13%, 02/04/2020(e),(h)		$2,050	2,045	5.88%, 02/01/2022		5,850	5,982
Jaguar Holding Co I				6.00%, 08/01/2020		2,900	3,034
9.38%, 10/15/2017(e)		19,312	19,698	Infinity Acquisition LLC / Infinity Acquisition
Jaguar Holding Co II / Jaguar Merger Sub Inc				Finance Corp
9.50%, 12/01/2019(e)		6,345	6,789	7.25%, 08/01/2022(e)		5,200	4,667
Live Nation Entertainment Inc				Jefferies Finance LLC / JFIN Co-Issuer Corp
7.00%, 09/01/2020(e)		4,000	4,270	7.38%, 04/01/2020(e)		3,500	3,290
Midas Intermediate Holdco II LLC / Midas				7.50%, 04/15/2021(e)		11,200	10,528
Intermediate Holdco II Finance Inc				Jefferies LoanCore LLC / JLC Finance Corp
7.88%, 10/01/2022(e)		3,588	3,444	6.88%, 06/01/2020(e)		7,450	6,780
Prospect Medical Holdings Inc				Lock AS
8.38%, 05/01/2019(e)		5,000	5,313	7.00%, 08/15/2021(e)	EUR	2,700	3,143
Truven Health Analytics Inc				MAF Global Securities Ltd
10.63%, 06/01/2020		11,725	11,432	7.13%, 10/29/2049(g)		$3,700	4,010
WEX Inc				MBNA Capital B
4.75%, 02/01/2023(e)		4,700	4,630	1.03%, 02/01/2027(g)		7,500	6,150
			$74,035	National Financial Partners Corp
				9.00%, 07/15/2021(e)		7,179	7,412
Computers - 0.15%				Nationstar Mortgage LLC / Nationstar Capital
IHS Inc				Corp
5.00%, 11/01/2022(e)		3,998	4,030
				6.50%, 07/01/2021		2,700	2,335
NCR Corp				6.50%, 06/01/2022		3,500	3,010
6.38%, 12/15/2023(e)		6,900	7,176
				7.88%, 10/01/2020		3,800	3,515
6.38%, 12/15/2023		3,900	4,076	Oxford Finance LLC / Oxford Finance Co-
			$15,282	Issuer Inc
Consumer Products - 0.44%				7.25%, 01/15/2018(e)		6,590	6,829
Central Garden and Pet Co				SUAM Finance BV
8.25%, 03/01/2018		27,168	27,712	4.88%, 04/17/2024(e)		3,621	3,674
Spectrum Brands Inc							$143,037
6.13%, 12/15/2024(e)		3,900	4,066
				Electric - 0.45%
6.63%, 11/15/2022		11,445	12,217	AES Corp/VA
			$43,995	7.38%, 07/01/2021		6,764	7,491
Cosmetics & Personal Care - 0.13%				Centrais Eletricas Brasileiras SA
First Quality Finance Co Inc				5.75%, 10/27/2021		2,812	2,517
4.63%, 05/15/2021(e)		14,226	13,088	Comision Federal de Electricidad
				4.88%, 01/15/2024(e)		891	943
				Dominion Resources Inc/VA
Distribution & Wholesale - 0.20%				7.50%, 06/30/2066		700	724
Global Partners LP / GLP Finance Corp				EDP Finance BV
6.25%, 07/15/2022(e)		770	755
				4.13%, 01/20/2021	EUR	3,950	5,005
H&E Equipment Services Inc				Electricite de France SA
7.00%, 09/01/2022		1,690	1,610	5.25%, 01/29/2049(e),(g)		$4,390	4,609
HD Supply Inc				Enel SpA
5.25%, 12/15/2021(e)		1,945	2,003	5.00%, 01/15/2075(g)	EUR	1,900	2,345
Li & Fung Ltd				Inkia Energy Ltd
6.00%, 11/25/2049		4,500	4,748	8.38%, 04/04/2021(e)		$525	551
VWR Funding Inc				Listrindo Capital BV
7.25%, 09/15/2017		10,765	11,264	6.95%, 02/21/2019(e)		5,450	5,743
			$20,380	Majapahit Holding BV
				7.75%, 01/20/2020(e)		1,730	2,028
Diversified Financial Services - 1.41%
Aircastle Ltd				7.88%, 06/29/2037		1,375	1,714
5.50%, 02/15/2022		7,300	7,520	NextEra Energy Capital Holdings Inc
				7.30%, 09/01/2067(g)		5,000	5,363
Charles Schwab Corp/The
7.00%, 02/28/2049(g)		4,198	4,902	Perusahaan Listrik Negara PT
				5.50%, 11/22/2021(e)		1,400	1,510
CIMPOR Financial Operations BV
5.75%, 07/17/2024(e)		2,700	2,045	RWE AG
				7.00%, 10/12/2072(g)		4,700	5,053
Citigroup Capital III
7.63%, 12/01/2036		8,600	11,629				$45,596
Credit Acceptance Corp				Electrical Components & Equipment - 0.09%
6.13%, 02/15/2021(e)		17,100	17,100
				Anixter Inc
Drawbridge Special Opportunities Fund				5.13%, 10/01/2021		3,000	3,071
LP/Drawbridge Special Opportunities				General Cable Corp
Finance				5.75%, 10/01/2022(g)		1,250	1,013
5.00%, 08/01/2021(e)		14,300	14,300
				WESCO Distribution Inc
General Electric Capital Corp				5.38%, 12/15/2021		4,830	4,866
6.25%, 12/31/2049(g)		2,600	2,865
7.13%, 12/29/2049(g)		3,300	3,840				$8,950

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2015 (unaudited)

		Principal					Principal
	BONDS (continued)	Amount (000's) Value (000's)				BONDS (continued)	Amount (000's) Value (000's)

	Electronics - 0.32%					Food (continued)
	SGH Escrow Corp					ESAL GmbH
	10.00%, 01/15/2019(e)		$20,120	$19,617		6.25%, 02/05/2023(e)		$6,653	$6,280
	Techem Energy Metering Service GmbH &					Findus Bondco SA
	Co KG					9.13%, 07/01/2018	EUR	2,505	3,000
	7.88%, 10/01/2020	EUR	5,285	6,599		FPC Finance Ltd
	Trionista TopCo GmbH					6.00%, 06/28/2019		$1,850	1,983
	6.88%, 04/30/2021		5,200	6,233		FPT Finance Ltd
				$32,449		6.38%, 09/28/2020		1,000	1,092
						Gruma SAB de CV
	Energy - Alternate Sources - 0.20%					4.88%, 12/01/2024(e)		1,858	1,942
	ContourGlobal Power Holdings SA					HJ Heinz Co
	7.13%, 06/01/2019(e)		$14,000	13,930
						4.88%, 02/15/2025(e)		15,000	15,038
	TerraForm Power Operating LLC					JBS USA LLC / JBS USA Finance Inc
	5.88%, 02/01/2023(e)		6,500	6,638
						5.88%, 07/15/2024(e)		3,250	3,136
				$20,568		KeHE Distributors LLC / KeHE Finance
	Engineering & Construction - 0.31%					Corp
	AECOM					7.63%, 08/15/2021(e)		7,625	8,082
	5.75%, 10/15/2022(e)		1,200	1,255		Minerva Luxembourg SA
	5.88%, 10/15/2024(e)		5,200	5,427		7.75%, 01/31/2023(e)		5,132	4,940
	Deutsche Raststaetten Gruppe IV GmbH					Olam International Ltd
	6.75%, 12/30/2020	EUR	3,400	4,130		5.75%, 09/20/2017		2,741	2,864
	Heathrow Finance PLC					Premier Foods Finance PLC
	5.75%, 03/03/2025	GBP	2,250	3,475		6.50%, 03/15/2021	GBP	3,700	5,161
	7.13%, 03/01/2017		3,150	5,159		R&R PIK PLC
	Michael Baker Holdings LLC / Micahel Baker					9.25%, PIK 10.00%, 05/15/2018(f)	EUR	6,950	7,932
	Finance Corp					TreeHouse Foods Inc
	8.88%, PIK 9.63%, 04/15/2019(e),(f)		$6,100	5,917		4.88%, 03/15/2022		$7,500	7,706
	Michael Baker International LLC / CDL					US Foods Inc
	Acquisition Co Inc					8.50%, 06/30/2019		47,955	50,533
	8.25%, 10/15/2018(e)		2,650	2,570		WhiteWave Foods Co/The
	Novafives SAS					5.38%, 10/01/2022		2,300	2,427
	4.50%, 06/30/2021	EUR	2,895	3,190					$150,556
	Odebrecht Offshore Drilling Finance Ltd					Forest Products & Paper - 0.19%
	6.75%, 10/01/2022(e)		$471	338
						Cascades Inc
				$31,461		5.50%, 07/15/2022(e)		6,400	6,432
	Entertainment - 0.52%					Mercer International Inc
	Choctaw Resort Development Enterprise					7.00%, 12/01/2019(e)		6,340	6,467
	7.25%, 11/15/2019(e)		8,253	8,191		7.75%, 12/01/2022(e)		3,970	4,079
	DreamWorks Animation SKG Inc					Smurfit Kappa Acquisitions
	6.88%, 08/15/2020(e)		4,586	4,563		3.25%, 06/01/2021	EUR	1,900	2,284
	GLP Capital LP / GLP Financing II Inc								$19,262
	4.88%, 11/01/2020		2,850	2,936	Gas	- 0.15%
	Great Canadian Gaming Corp					LBC Tank Terminals Holding Netherlands
	6.63%, 07/25/2022(e)	CAD	845	698
						BV
	Speedway Motorsports Inc					6.88%, 05/15/2023(e)		$11,050	11,161
	5.13%, 02/01/2023(e)		$2,000	2,035
						Perusahaan Gas Negara Persero Tbk PT
	Vougeot Bidco PLC					5.13%, 05/16/2024(e)		3,825	4,035
	7.88%, 07/15/2020	GBP	2,500	3,954					$15,196
	WMG Acquisition Corp
	5.63%, 04/15/2022(e)		$1,800	1,786		Hand & Machine Tools - 0.00%
	6.00%, 01/15/2021(e)		2,286	2,315		Stanley Black & Decker Inc
	6.75%, 04/15/2022(e)		28,490	25,677		5.75%, 12/15/2053		450	488
				$52,155

Food	- 1.49%					Healthcare - Products - 0.18%
	American Seafoods Group LLC / American					Fresenius Finance BV
	Seafoods Finance Inc					3.00%, 02/01/2021	EUR	2,000	2,463
	10.75%, 05/15/2016(e)		3,409	3,094		Halyard Health Inc
	Bakkavor Finance 2 PLC					6.25%, 10/15/2022(e)		$4,000	4,080
	8.25%, 02/15/2018	GBP	2,650	4,076		Mallinckrodt International Finance SA
	Boparan Finance PLC					4.75%, 04/15/2023		2,000	1,900
	5.50%, 07/15/2021		3,900	5,017		Physio-Control International Inc
	Bumble Bee Holdco SCA					9.88%, 01/15/2019(e)		9,112	9,727
	9.63%, PIK 10.38%, 03/15/2018(e),(f)		$6,950	7,211					$18,170
	Bumble Bee Holdings Inc
	9.00%, 12/15/2017(e)		3,516	3,683		Healthcare - Services - 0.98%
	Cencosud SA					Acadia Healthcare Co Inc
	4.88%, 01/20/2023(e)		1,849	1,846		5.13%, 07/01/2022		11,650	11,446
	5.50%, 01/20/2021(e)		852	894		6.13%, 03/15/2021		3,150	3,213
						Amsurg Corp
	Cosan Luxembourg SA					5.63%, 07/15/2022(e)		11,815	12,214
	5.00%, 03/14/2023(e)		3,035	2,619

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Healthcare - Services (continued)				Insurance (continued)
Care UK Health & Social Care PLC				Catlin Insurance Co Ltd
5.56%, 07/15/2019(e),(g)	GBP	1,400	$1,907	7.25%, 07/29/2049(e)	$5,150	$5,111
CHS/Community Health Systems Inc				Dai-ichi Life Insurance Co Ltd/The
5.13%, 08/01/2021		$2,000	2,077	5.10%, 10/29/2049(e),(g)	2,400	2,574
6.88%, 02/01/2022		4,000	4,248	Fidelity & Guaranty Life Holdings Inc
FMC Finance VII SA				6.38%, 04/01/2021(e)	4,775	5,074
5.25%, 02/15/2021	EUR	1,000	1,332	Great-West Life & Annuity Insurance Capital
HCA Inc				LP
5.25%, 04/15/2025		$6,000	6,540	6.63%, 11/15/2034(e)	2,400	2,898
5.38%, 02/01/2025		4,300	4,418	HUB International Ltd
Holding Medi-Partenaires SAS				7.88%, 10/01/2021(e)	9,125	9,125
7.00%, 05/15/2020	EUR	1,260	1,504	Ironshore Holdings US Inc
MedImpact Holdings Inc				8.50%, 05/15/2020(e)	3,410	4,099
10.50%, 02/01/2018(e)		$10,050	10,452	Lancashire Holdings Ltd
MPH Acquisition Holdings LLC				5.70%, 10/01/2022(e)	3,900	4,383
6.63%, 04/01/2022(e)		20,790	21,570	Liberty Mutual Group Inc
Priory Group No 3 PLC				7.80%, 03/07/2087(e)	7,561	8,884
7.00%, 02/15/2018	GBP	1,775	2,768	Lincoln National Corp
8.88%, 02/15/2019		900	1,413	6.05%, 04/20/2067(g)	684	684
Select Medical Corp				MetLife Capital Trust X
6.38%, 06/01/2021		$5,500	5,534	9.25%, 04/08/2068(e)	9,800	14,057
Tenet Healthcare Corp				MetLife Inc
6.00%, 10/01/2020		3,750	4,059	6.40%, 12/15/2066(g)	1,500	1,702
United Surgical Partners International Inc				Mitsui Sumitomo Insurance Co Ltd
9.00%, 04/01/2020		3,840	4,109	7.00%, 03/15/2072(e)	600	701
			$98,804	Nippon Life Insurance Co
				5.10%, 10/16/2044(e),(g)	3,200	3,432
Holding Companies - Diversified - 1.70%				Provident Financing Trust I
Alfa SAB de CV				7.41%, 03/15/2038	4,400	5,195
5.25%, 03/25/2024(e)		1,600	1,663
				Prudential Financial Inc
6.88%, 03/25/2044		3,261	3,473	5.63%, 06/15/2043(g)	2,700	2,808
CeramTec Group GmbH				Prudential PLC
8.25%, 08/15/2021	EUR	6,085	7,451	7.75%, 01/29/2049	2,215	2,355
Dubai Holding Commercial Operations MTN				Sirius International Group Ltd
Ltd				7.51%, 05/29/2049(e),(g)	800	835
6.00%, 02/01/2017	GBP	6,800	10,375	USI Inc/NY
GCS Holdco Finance I SA				7.75%, 01/15/2021(e)	4,700	4,588
6.50%, 11/15/2018	EUR	3,325	3,948	Wilton Re Finance LLC
Harbinger Group Inc				5.88%, 03/30/2033(e),(g)	8,450	9,158
7.75%, 01/15/2022		$59,236	59,533	York Risk Services Holding Corp
7.75%, 01/15/2022(e)		8,340	8,382
				8.50%, 10/01/2022(e)	7,600	7,372
7.88%, 07/15/2019		9,125	9,627			$139,435
KraussMaffei Group GmbH
8.75%, 12/15/2020	EUR	1,530	1,876	Internet - 0.57%
Opal Acquisition Inc				Ancestry.com Inc
8.88%, 12/15/2021(e)		$43,625	44,552	9.63%, PIK 10.38%, 10/15/2018(e),(f)	12,730	11,966
Sinochem Overseas Capital Co Ltd				11.00%, 12/15/2020	13,810	14,984
4.50%, 11/12/2020		2,116	2,250	Equinix Inc
4.50%, 11/12/2020(e)		14,127	15,022	4.88%, 04/01/2020	600	612
6.30%, 11/12/2040		950	1,211	5.38%, 01/01/2022	6,215	6,433
Tenedora Nemak SA de CV				5.75%, 01/01/2025	5,000	5,200
5.50%, 02/28/2023(e)		1,516	1,535	IAC/InterActiveCorp
Votorantim Cimentos SA				4.75%, 12/15/2022	3,745	3,665
7.25%, 04/05/2041(e)		1,350	1,363	Zayo Group LLC / Zayo Capital Inc
			$172,261	6.00%, 04/01/2023(e)	15,000	15,075

Insurance - 1.38%						$57,935
ACE Capital Trust II				Investment Companies - 0.15%
9.70%, 04/01/2030		2,500	3,719	American Capital Ltd
AG Insurance SA/NV				6.50%, 09/15/2018(e)	9,100	9,498
6.75%, 03/29/2049(g)		3,000	3,217	Artsonig Pty Ltd
AIG Life Holdings Inc				11.50%, PIK 12.00%, 04/01/2019(e),(f)	3,371	2,731
7.57%, 12/01/2045(e)		2,900	3,853	Grupo Aval Ltd
8.50%, 07/01/2030		5,400	7,317	4.75%, 09/26/2022(e)	2,881	2,836
Allstate Corp/The						$15,065
5.75%, 08/15/2053(g)		100	106
American Equity Investment Life Holding				Iron & Steel - 0.55%
Co				ABJA Investment Co Pte Ltd
6.63%, 07/15/2021		16,775	17,866	4.85%, 01/31/2020	3,000	3,075
American International Group Inc				APERAM SA
				7.75%, 04/01/2018(e)	4,775	4,864
8.18%, 05/15/2068		1,500	2,055
AXA SA				ArcelorMittal
8.60%, 12/15/2030		4,600	6,267	6.75%, 02/25/2022	3,500	3,719

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2015 (unaudited)

		Principal				Principal
	BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

	Iron & Steel (continued)				Media (continued)
	BlueScope Steel Finance Ltd/BlueScope Steel				DISH DBS Corp (continued)
	Finance USA LLC				5.88%, 11/15/2024(e)		$5,200	$5,226
	7.13%, 05/01/2018(e)		$4,500	$4,679	Expo Event Transco Inc
	CITIC Ltd				9.00%, 06/15/2021(e)		815	839
	6.38%, 04/10/2020		889	1,009	LGE HoldCo VI BV
	6.63%, 04/15/2021		683	790	7.13%, 05/15/2024	EUR	5,700	7,286
	6.88%, 01/21/2018		700	776	McGraw-Hill Global Education Holdings LLC
	7.88%, 04/15/2049(g)		3,350	3,509	/ McGraw-Hill Global Education Finance
	8.62%, 05/29/2049(g)		1,000	1,145	9.75%, 04/01/2021		$5,925	6,562
	Metalloinvest Finance Ltd				Nielsen Finance LLC / Nielsen Finance Co
	5.63%, 04/17/2020(e)		2,200	1,666	5.00%, 04/15/2022(e)		6,653	6,670
	6.50%, 07/21/2016(e)		550	520	Numericable-SFR
	Optima Specialty Steel				4.88%, 05/15/2019(e)		6,225	6,225
	16.00%, 12/30/2016(b),(d)		5,200	5,616	5.38%, 05/15/2022	EUR	4,250	5,079
	12.00%, 12/30/2016(b)		14,740	14,740	Quebecor Media Inc
	Ryerson Inc / Joseph T Ryerson & Son Inc				5.75%, 01/15/2023		$3,700	3,811
	9.00%, 10/15/2017		5,820	5,922	RCN Telecom Services LLC / RCN Capital
	Samarco Mineracao SA				Corp
	4.13%, 11/01/2022(e)		2,233	1,976	8.50%, 08/15/2020(e)		1,110	1,178
	Vale Overseas Ltd				Sinclair Television Group Inc
	6.88%, 11/10/2039		2,000	1,964	5.63%, 08/01/2024(e)		2,200	2,172
				$55,970	Sirius XM Radio Inc
					5.88%, 10/01/2020(e)		5,860	6,007
	Leisure Products & Services - 0.10%				6.00%, 07/15/2024(e)		21,800	22,400
	24 Hour Holdings III LLC				Unitymedia Hessen GmbH & Co KG /
	8.00%, 06/01/2022(e)		9,350	7,620
					Unitymedia NRW GmbH
	Jarden Corp				4.00%, 01/15/2025(e)	EUR	5,500	6,420
	3.75%, 10/01/2021	EUR	2,135	2,533	5.00%, 01/15/2025(e)		$14,050	14,331
				$10,153	5.50%, 01/15/2023(e)		6,792	7,047
	Lodging - 0.29%				Unitymedia KabelBW GmbH
	Caesars Entertainment Operating Co Inc				6.13%, 01/15/2025(e)		15,250	16,051
	11.25%, 06/01/2017		$29,740	22,602	9.50%, 03/15/2021	EUR	1,900	2,396
	MCE Finance Ltd				VTR Finance BV
	5.00%, 02/15/2021(e)		4,597	4,321	6.88%, 01/15/2024(e)		$18,200	18,246
	Seminole Hard Rock Entertainment Inc /				Ziggo Bond Finance BV
	Seminole Hard Rock International LLC				5.88%, 01/15/2025(e)		4,150	4,233
	5.88%, 05/15/2021(e)		1,000	998				$189,976
	Wynn Macau Ltd				Metal Fabrication & Hardware - 0.16%
	5.25%, 10/15/2021(e)		1,650	1,606
					Shale-Inland Holdings LLC / Shale-Inland
				$29,527	Finance Corp
	Machinery - Diversified - 0.46%				8.75%, 11/15/2019(d),(e)		13,420	12,212
	Cleaver-Brooks Inc				ThyssenKrupp AG
	8.75%, 12/15/2019(e)		2,780	2,898	4.00%, 08/27/2018	EUR	3,500	4,254
	9.75%, 12/31/2019(b),(d),(e)		12,500	12,188				$16,466
	Galapagos SA/Luxembourg				Mining - 1.33%
	5.38%, 06/15/2021	EUR	2,700	3,025	Aleris International Inc
	SPL Logistics Escrow LLC / SPL Logistics				7.88%, 11/01/2020		$4,900	4,753
	Finance Corp				Barminco Finance Pty Ltd
	8.88%, 08/01/2020(e)		$7,044	7,308
					9.00%, 06/01/2018(e)		5,850	5,557
	Tempel Steel Co				Century Aluminum Co
	12.00%, 08/15/2016(e)		4,075	3,627
					7.50%, 06/01/2021(e)		20,055	20,807
	Zebra Technologies Corp				Cia Brasileira de Aluminio
	7.25%, 10/15/2022(e)		15,850	16,999
					4.75%, 06/17/2024(e)		2,093	1,988
				$46,045	Cia Minera Ares SAC
Media	- 1.88%				7.75%, 01/23/2021(e)		3,184	3,244
	CCO Holdings LLC / CCO Holdings Capital				Cia Minera Milpo SAA
	Corp				4.63%, 03/28/2023(e)		3,825	3,758
	5.75%, 09/01/2023		1,750	1,772	Constellium NV
	CCOH Safari LLC				4.63%, 05/15/2021	EUR	3,500	3,460
	5.75%, 12/01/2024		13,100	13,280	Corp Nacional del Cobre de Chile
	Clear Channel Worldwide Holdings Inc				3.00%, 07/17/2022(e)		$13,534	13,076
	6.50%, 11/15/2022		8,150	8,313	3.88%, 11/03/2021		3,232	3,363
	6.50%, 11/15/2022		5,000	5,156	4.25%, 07/17/2042(e)		3,805	3,573
	7.63%, 03/15/2020		5,140	5,346	4.88%, 11/04/2044(e)		16,380	16,610
	Columbus International Inc				5.63%, 09/21/2035(e)		2,185	2,483
	7.38%, 03/30/2021(e)		1,933	1,989	6.15%, 10/24/2036		10,578	12,723
	CSC Holdings LLC				7.50%, 01/15/2019		1,400	1,657
	5.25%, 06/01/2024(e)		7,000	7,026	Eldorado Gold Corp
	6.75%, 11/15/2021		2,450	2,744	6.13%, 12/15/2020(e)		6,250	6,164
	DISH DBS Corp				FMG Resources August 2006 Pty Ltd
	5.88%, 07/15/2022		2,150	2,171	6.00%, 04/01/2017(e)		4,300	4,193

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Mining (continued)				Mortgage Backed Securities (continued)
Gold Fields Orogen Holdings BVI Ltd				Citigroup Commercial Mortgage Trust 2014-
4.88%, 10/07/2020(e)		$1,640	$1,451	GC19
4.88%, 10/07/2020		766	678	1.23%, 03/10/2047(e),(g)	$15,244	$1,224
Kazatomprom Natsionalnaya Atomnaya				Citigroup Commercial Mortgage Trust 2014-
Kompaniya AO				GC23
6.25%, 05/20/2015		550	552	1.30%, 07/10/2047(e),(g)	55,444	4,480
KGHM International Ltd				COMM 2012-CCRE1 Mortgage Trust
7.75%, 06/15/2019(e)		8,850	9,071	2.46%, 05/15/2045(e)	13,993	10,846
Mirabela Nickel Ltd				5.36%, 05/15/2045(e),(g)	3,139	3,372
0.00%, 08/07/2044(a),(b),(d)		138	—	COMM 2012-CCRE4 Mortgage Trust
Southern Copper Corp				4.58%, 10/15/2045(e),(g)	5,000	5,122
5.25%, 11/08/2042		1,944	1,750	COMM 2012-CCRE5 Mortgage Trust
Thompson Creek Metals Co Inc				4.34%, 12/10/2045(e),(g)	3,275	3,440
12.50%, 05/01/2019		1,150	1,044	4.34%, 12/10/2045(e),(g)	7,500	7,534
Vedanta Resources PLC				COMM 2013-CCRE11 Mortgage Trust
6.00%, 01/31/2019(e)		3,854	3,449	0.88%, 10/10/2046(b),(e),(g)	40,266	2,222
7.13%, 05/31/2023(e)		236	200	4.37%, 10/10/2046(e),(g)	5,108	4,509
8.25%, 06/07/2021(e)		997	902	5.17%, 10/10/2046(e),(g)	13,519	13,940
Yamana Gold Inc				Comm 2013-CCRE13 Mortgage Trust
4.95%, 07/15/2024		7,500	7,596	4.76%, 12/10/2023(e),(g)	11,000	9,859
			$134,102	COMM 2013-CCRE6 Mortgage Trust
				1.53%, 03/10/2046(g)	88,367	5,819
Miscellaneous Manufacturing - 0.32%				4.17%, 03/10/2046(e),(g)	21,400	20,667
Amsted Industries Inc				4.17%, 03/10/2046(e),(g)	10,500	9,153
5.00%, 03/15/2022(e)		5,150	5,085
5.38%, 09/15/2024(e)		13,000	12,610	COMM 2013-CCRE7 Mortgage Trust
				4.35%, 03/10/2046(e),(g)	2,500	2,427
Bombardier Inc				COMM 2013-LC6 Mortgage Trust
6.13%, 05/15/2021	EUR	2,200	2,511	4.29%, 01/10/2046(e),(g)	15,205	14,858
CBC Ammo LLC / CBC FinCo Inc				COMM 2014-CCRE17 Mortgage Trust
7.25%, 11/15/2021(e)		$7,350	6,689
				0.80%, 05/10/2047(e),(g)	31,302	1,640
FGI Operating Co LLC / FGI Finance Inc				4.80%, 05/10/2047(e),(g)	12,400	12,282
7.88%, 05/01/2020		2,050	1,732	Comm 2014-UBS2 Mortgage Trust
Gates Global LLC / Gates Global Co				5.02%, 03/10/2047(e),(g)	13,190	13,023
5.75%, 07/15/2022	EUR	4,050	4,172	COMM 2014-UBS3 Mortgage Trust
			$32,799	1.29%, 06/10/2047(e),(g)	60,721	4,813
Mortgage Backed Securities - 16.84%				4.82%, 06/10/2047(e)	18,500	17,839
Banc of America Commercial Mortgage Trust				COMM 2014-UBS5 Mortgage Trust
2006-6				3.49%, 09/10/2047(e),(g)	4,000	3,403
5.48%, 10/10/2045		$5,000	5,033	COMM 2015-LC19 Mortgage Trust
Banc of America Commercial Mortgage Trust				3.18%, 02/10/2048(b),(g),(h)	7,580	7,907
2007-3				Commercial Mortgage Pass Through
5.59%, 06/10/2049(g)		5,000	5,219	Certificates
Banc of America Merrill Lynch Commercial				3.50%, 02/10/2047(e)	18,498	14,345
Mortgage Inc				Commercial Mortgage Trust 2007-GG9
4.77%, 07/10/2043		14,250	13,965	5.51%, 03/10/2039	53,926	48,188
4.85%, 07/10/2043		9,500	8,249	5.53%, 03/10/2039	9,000	4,619
5.29%, 11/10/2042(g)		3,044	3,043	Credit Suisse Commercial Mortgage Trust
BCAP LLC 2013-RR4 Trust				Series 2006-C1
4.07%, 02/13/2051(b),(e),(g)		40,390	2,608	5.47%, 02/15/2039(g)	10,045	10,290
6.07%, 02/13/2051(b),(e),(g)		11,334	11,344	5.47%, 02/15/2039(g)	3,790	3,869
CD 2006-CD2 Mortgage Trust				5.47%, 02/15/2039(g)	19,700	19,395
5.39%, 01/15/2046(g)		8,435	8,020	5.47%, 02/15/2039(e),(g)	23,036	22,151
CD 2006-CD3 Mortgage Trust				Credit Suisse Commercial Mortgage Trust
5.69%, 10/15/2048(g)		15,650	15,412	Series 2006-C2
CD 2007-CD4 Commercial Mortgage Trust				5.68%, 03/15/2039(g)	1,000	1,027
5.40%, 12/11/2049		43,000	35,625	Credit Suisse Commercial Mortgage Trust
CFCRE Commercial Mortgage Trust 2011-				Series 2006-C4
C1				5.54%, 09/15/2039(g)	29,489	29,654
5.22%, 04/15/2044(e),(g)		5,550	6,424	Credit Suisse Commercial Mortgage Trust
Citigroup Commercial Mortgage Trust 2007-				Series 2007-C1
C6				5.42%, 02/15/2040	15,000	15,495
5.71%, 07/10/2017(e),(g)		36,000	34,040	5.46%, 02/15/2040	35,000	18,042
5.71%, 12/10/2049(g)		26,680	25,368	Credit Suisse Commercial Mortgage Trust
Citigroup Commercial Mortgage Trust 2012-				Series 2007-C5
GC8				0.28%, 09/15/2040(e),(g)	318,080	2,027
4.88%, 09/10/2045(e),(g)		1,875	1,737	Credit Suisse First Boston Mortgage Securities
Citigroup Commercial Mortgage Trust 2013-				Corp
GC15				5.10%, 08/15/2038	1,500	1,529
4.25%, 09/10/2046(e),(g)		16,492	14,133	5.23%, 12/15/2040	6,250	6,327
5.11%, 09/10/2046(e),(g)		18,100	18,391	5.23%, 12/15/2040(e),(g)	6,700	6,467
				DBUBS 2011-LC1 Mortgage Trust
				0.25%, 11/10/2046(e),(g)	142,384	2,464

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2015 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Mortgage Backed Securities (continued)					Mortgage Backed Securities (continued)
DBUBS 2011-LC2 Mortgage Trust					JP Morgan Chase Commercial Mortgage
1.40%, 07/10/2044(e),(g)	$16,982		$800		Securities Trust 2006-CIBC17
DBUBS 2011-LC3 Mortgage Trust					5.49%, 12/12/2043	$30,435	$21,304
3.75%, 08/10/2044(e)	12,029		10,969		JP Morgan Chase Commercial Mortgage
FHLMC Multifamily Structured Pass Through					Securities Trust 2006-LDP6
Certificates					5.50%, 04/15/2043(g)	5,599	5,633
0.75%, 03/25/2020(g)	153,727		4,808		JP Morgan Chase Commercial Mortgage
1.17%, 01/25/2021(g)	61,824		3,624		Securities Trust 2006-LDP7
1.39%, 11/25/2019(g)	59,015		3,208		5.88%, 04/15/2045(g)	9,000	8,983
1.46%, 08/25/2020(g)	29,435		1,806		JP Morgan Chase Commercial Mortgage
1.46%, 04/25/2041(g)	86,714		5,778		Securities Trust 2006-LDP8
1.62%, 08/25/2040(g)	41,070		2,690		5.52%, 05/15/2045(g)	8,628	8,871
1.64%, 08/25/2016(g)	25,363		449		JP Morgan Chase Commercial Mortgage
1.66%, 06/25/2042(g)	13,000		847		Securities Trust 2006-LDP9
1.69%, 04/25/2017(g)	92,606		2,553		5.34%, 05/15/2047	1,000	1,003
1.70%, 04/25/2045(g)	48,322		3,108		JP Morgan Chase Commercial Mortgage
1.90%, 11/25/2039(g)	28,598		1,881		Securities Trust 2007-C1
2.00%, 09/25/2039(g)	32,000		2,157		5.98%, 02/15/2051(g)	17,000	18,408
2.09%, 10/25/2025(g)	47,224		3,266		JP Morgan Chase Commercial Mortgage
2.21%, 12/25/2039(g)	15,514		2,012		Securities Trust 2007-CIBC19
2.29%, 01/25/2041(g)	15,805		1,869		5.70%, 02/12/2049(g)	35,000	31,560
2.53%, 07/25/2039(g)	89,000		6,948		JP Morgan Chase Commercial Mortgage
2.58%, 11/25/2041(g)	25,000		3,738		Securities Trust 2007-CIBC20
2.58%, 12/25/2043(g)	18,309		2,419		6.17%, 02/12/2051(e),(g)	5,755	5,825
2.79%, 08/25/2039(g)	8,877		1,391		JP Morgan Chase Commercial Mortgage
2.81%, 01/25/2043(g)	8,000		1,171		Securities Trust 2010-C1
3.22%, 02/25/2042(g)	21,495		3,763		3.77%, 06/15/2043(e)	5,000	4,039
3.61%, 06/25/2041(g)	4,400		876		JP Morgan Chase Commercial Mortgage
4.60%, 11/25/2044	1,800		419		Securities Trust 2010-CNTR
GE Capital Commercial Mortgage Corp					2.02%, 08/05/2032(e),(g)	12,129	955
4.87%, 06/10/2048(g)	3,742		3,753		JP Morgan Chase Commercial Mortgage
GE Commercial Mortgage Corp Series 2007-					Securities Trust 2011-C3
C1 Trust					4.41%, 02/15/2046(e)	4,330	4,008
5.54%, 12/10/2049(e)	9,000		9,437		5.57%, 02/15/2046(e),(g)	4,331	4,586
5.61%, 12/10/2049(g)	10,000		10,525		JP Morgan Chase Commercial Mortgage
GS Mortgage Securities Corp II					Securities Trust 2011-C5
4.85%, 11/10/2045(e),(g)	10,000		10,172		5.32%, 08/15/2046(e),(g)	4,844	5,296
4.85%, 11/10/2045(e),(g)	8,500		7,721		JP Morgan Chase Commercial Mortgage
GS Mortgage Securities Trust 2006-GG6					Securities Trust 2013-C10
5.55%, 04/10/2038(g)	12,004		12,100		0.36%, 12/15/2047(e),(g)	276,436	6,835
GS Mortgage Securities Trust 2010-C2					JP Morgan Chase Commercial Mortgage
5.22%, 12/10/2043(e),(g)	10,000		10,787		Securities Trust 2013-C16
GS Mortgage Securities Trust 2011-GC5					1.26%, 12/15/2046(e),(g)	20,750	1,758
5.31%, 08/10/2044(e),(g)	20,000		21,661		3.74%, 12/15/2046(e)	10,000	8,197
5.31%, 08/10/2044(e),(g)	3,660		3,517		5.01%, 12/15/2046(e),(g)	11,953	12,150
GS Mortgage Securities Trust 2012-GC6					JP Morgan Chase Commercial Mortgage
0.19%, 01/10/2045(e),(g)	226,539		2,665		Securities Trust 2013-LC11
GS Mortgage Securities Trust 2013-GC16					0.99%, 04/15/2046(e),(g)	49,841	3,011
5.32%, 11/10/2046(e),(g)	3,544		3,653		JPMBB Commercial Mortgage Securities
GS Mortgage Securities Trust 2014-GC20					Trust 2013-C12
1.19%, 04/10/2047(e),(g)	65,010		4,942		4.09%, 07/15/2045(g)	16,826	16,168
GS Mortgage Securities Trust 2014-GC26					JPMBB Commercial Mortgage Securities
1.12%, 11/10/2047(g)	75,684		6,111		Trust 2013-C15
JP Morgan Chase Commercial Mortgage					5.08%, 11/15/2045(e),(g)	18,750	19,300
Securities Corp					JPMBB Commercial Mortgage Securities
2.97%, 05/15/2045(e)	7,500		6,035		Trust 2014-C18
JP Morgan Chase Commercial Mortgage					1.16%, 02/15/2047(g)	59,405	3,972
Securities Trust 2005-CIBC12					4.81%, 02/15/2047(e),(g)	10,000	9,810
4.99%, 09/12/2037	200		203		JPMBB Commercial Mortgage Securities
JP Morgan Chase Commercial Mortgage					Trust 2014-C23
Securities Trust 2005-LDP1					0.89%, 09/15/2047(g)	444,352	23,139
5.47%, 03/15/2046(e),(g)	13,300		13,266		JPMBB Commercial Mortgage Securities
JP Morgan Chase Commercial Mortgage					Trust 2014-C24
Securities Trust 2005-LDP4					1.09%, 11/15/2047(g)	129,860	9,032
5.13%, 10/15/2042	7,800		7,303		3.93%, 11/15/2047(e),(g)	7,500	6,789
JP Morgan Chase Commercial Mortgage					JPMBB Commercial Mortgage Securities
Securities Trust 2006-CIBC14					Trust 2014-C26
5.48%, 12/12/2044(g)	18,340		18,172		4.43%, 01/15/2048(g)	10,000	10,513
JP Morgan Chase Commercial Mortgage					LB Commercial Mortgage Trust 2007-C3
Securities Trust 2006-CIBC16					5.91%, 07/15/2044(g)	5,000	5,026
5.62%, 05/12/2045	20,140		20,677		5.91%, 07/15/2044(g)	12,738	12,715

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2015 (unaudited)

		Principal						Principal
	BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)		Amount (000's) Value (000's)

	Mortgage Backed Securities (continued)					Mortgage Backed Securities (continued)
LB	-UBS Commercial Mortgage Trust 2003-					Morgan Stanley Bank of America Merrill
	C8					Lynch Trust 2014-C16
	0.28%, 09/15/2037(e),(g)	$876		$—		4.76%, 06/15/2047(g)		$5,510	$5,955
LB	-UBS Commercial Mortgage Trust 2004-					4.76%, 06/15/2047(e),(g)		9,500	9,191
	C1					Morgan Stanley Bank of America Merrill
	5.00%, 01/15/2036	1,000		1,014		Lynch Trust 2014-C18
LB	-UBS Commercial Mortgage Trust 2005-					1.00%, 10/15/2047(g)		101,840	5,694
	C3					Morgan Stanley Bank of America Merrill
	4.95%, 07/15/2040(g)	5,000		5,012		Lynch Trust 2015-C20
LB	-UBS Commercial Mortgage Trust 2006-					1.39%, 02/15/2048(b),(e),(g)		41,500	4,736
	C6					Morgan Stanley Capital I Trust 2006-HQ10
	5.47%, 09/15/2039(g)	8,500		8,822		5.39%, 11/12/2041(g)		16,450	16,907
LB	-UBS Commercial Mortgage Trust 2006-					Morgan Stanley Capital I Trust 2007-HQ13
	C7					5.93%, 12/15/2044		14,275	14,242
	5.41%, 11/15/2038	33,000		30,164		Morgan Stanley Capital I Trust 2011-C3
LB	-UBS Commercial Mortgage Trust 2007-					1.26%, 07/15/2049(e),(g)		40,601	1,463
	C1					MSBAM Commercial Mortgage Securities
	5.48%, 02/15/2040	10,000		10,440		Trust 2012-CKSV
LB	-UBS Commercial Mortgage Trust 2007-					3.28%, 10/15/2022(e)		5,000	5,094
	C6					UBS Commercial Mortgage Trust 2012-C1
	6.13%, 07/15/2040(g)	22,000		22,967		0.35%, 05/10/2045(e),(g)		143,076	3,435
	6.15%, 07/15/2040(g)	13,250		13,426		UBS-Barclays Commercial Mortgage Trust
	6.15%, 07/15/2040(g)	8,841		8,486		2012	-C2
LB	-UBS Commercial Mortgage Trust 2007-					1.75%, 05/10/2063(e),(g)		36,909	2,865
	C7					UBS-Barclays Commercial Mortgage Trust
	6.25%, 09/15/2045(g)	10,500		11,130		2012	-C3
LB	-UBS Commercial Mortgage Trust 2008-					4.96%, 08/10/2049(e),(g)		16,000	16,834
	C1					4.96%, 08/10/2049(e),(g)		20,994	19,286
	6.16%, 04/15/2041(g)	13,964		12,249		UBS-Barclays Commercial Mortgage Trust
	Merrill Lynch Mortgage Trust 2005-LC1					2012	-C4
	5.37%, 01/12/2044(g)	2,300		2,374		4.50%, 12/10/2045(e),(g)		21,000	21,259
	Merrill Lynch Mortgage Trust 2006-C1					4.50%, 12/10/2045(e),(g)		2,500	2,225
	5.69%, 05/12/2039(g)	15,000		11,747		UBS-Barclays Commercial Mortgage Trust
	Merrill Lynch Mortgage Trust 2006-C2					2013	-C5
	5.80%, 08/12/2043(g)	28,000		28,406		4.09%, 03/10/2046(e),(g)		9,150	8,760
	Merrill Lynch Mortgage Trust 2007-C1					Wachovia Bank Commercial Mortgage Trust
	5.84%, 06/12/2050(g)	15,870		219		Series 2006-C26
	5.84%, 06/12/2050(g)	12,394		124		6.00%, 06/15/2045(g)		12,927	13,030
ML	-CFC Commercial Mortgage Trust 2006-					Wachovia Bank Commercial Mortgage Trust
	3					Series 2006-C29
	5.48%, 07/12/2046(g)	24,265		24,762		5.37%, 11/15/2048		30,879	31,126
	5.52%, 07/12/2046(g)	15,825		13,987		Wachovia Bank Commercial Mortgage Trust
	5.55%, 07/12/2046(g)	2,500		1,852		Series 2007-C30
ML	-CFC Commercial Mortgage Trust 2006-					5.41%, 12/15/2043(g)		12,715	13,041
	4					5.46%, 12/15/2043(g)		6,778	6,943
	5.24%, 12/12/2049(g)	18,280		18,449		5.48%, 12/15/2043		5,500	5,477
ML	-CFC Commercial Mortgage Trust 2007-					Wachovia Bank Commercial Mortgage Trust
	5					Series 2007-C34
	5.45%, 08/12/2048	14,700		14,406		6.03%, 05/15/2046(g)		8,718	8,514
ML	-CFC Commercial Mortgage Trust 2007-					Wachovia Commercial Mortgage Securities
	9					Inc Commercial Mortgage Pass Through
	0.37%, 09/12/2049(g)	15,125		50		Certificates Series 2003 C5
	6.19%, 09/12/2049(g)	35,000		33,844		2.16%, 06/15/2035(e),(g)		517	20
	Morgan Stanley Bank of America Merrill					Wells Fargo Commercial Mortgage Trust
	Lynch Trust					2010	-C1
	4.08%, 07/15/2046(e),(g)	5,609		5,407		0.58%, 11/15/2043(e),(g)		13,678	411
	4.16%, 05/15/2046(e),(g)	4,150		3,660		Wells Fargo Commercial Mortgage Trust
	Morgan Stanley Bank of America Merrill					2014-L	C18
	Lynch Trust 2012-C5					1.22%, 12/15/2047(g)		86,937	7,270
	4.68%, 08/15/2045(e),(g)	6,787		6,969		3.96%, 12/15/2047(e),(g)		13,500	11,896
	Morgan Stanley Bank of America Merrill					WFRBS Commercial Mortgage Trust 2011-
	Lynch Trust 2013-C11					C4
	0.78%, 08/15/2046(g)	166,761		4,783		0.71%, 06/15/2044(e),(g)		117,481	2,726
	Morgan Stanley Bank of America Merrill					WFRBS Commercial Mortgage Trust 2013-
	Lynch Trust 2013-C8					C11
	1.48%, 12/15/2048(g)	67,013		4,172		4.18%, 03/15/2045(e),(g)		9,900	8,601
	4.17%, 12/15/2048(e),(g)	18,500		17,966		WFRBS Commercial Mortgage Trust 2014-
	Morgan Stanley Bank of America Merrill					C22
	Lynch Trust 2014-C14					3.77%, 09/15/2057(g)		8,500	8,575
	4.83%, 02/15/2047(e),(g)	7,331		6,824		3.91%, 09/15/2057(e),(g)		10,000	9,017

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Mortgage Backed Securities (continued)				Oil & Gas (continued)
WFRBS Commercial Mortgage Trust 2014-				Legacy Reserves LP / Legacy Reserves
C24				Finance Corp (continued)
3.69%, 11/15/2047(e)		$6,047	$5,310	8.00%, 12/01/2020	$14,228	$11,987
			$1,702,629	Lonestar Resources America Inc
				8.75%, 04/15/2019(e)	2,850	1,967
Municipals - 0.01%				MEG Energy Corp
Bogota Distrito Capital				6.50%, 03/15/2021(e)	3,000	2,715
9.75%, 07/26/2028	COP	1,900,000	957	Memorial Production Partners LP / Memorial
				Production Finance Corp
Office & Business Equipment - 0.07%				6.88%, 08/01/2022(e)	11,410	9,699
CDW LLC / CDW Finance Corp				7.63%, 05/01/2021	12,257	11,001
6.00%, 08/15/2022		$6,250	6,562	Memorial Resource Development Corp
				5.88%, 07/01/2022(e)	4,125	3,754
				Milagro Oil & Gas Inc
Oil & Gas - 4.29%				0.00%, 05/15/2016(a),(d)	5,765	4,151
Antero Resources Corp				Northern Blizzard Resources Inc
5.13%, 12/01/2022(e)		3,300	3,160
				7.25%, 02/01/2022(e)	3,341	2,773
Atlas Energy Holdings Operating Co LLC /				Northern Oil and Gas Inc
Atlas Resource Finance Corp				8.00%, 06/01/2020	2,950	2,552
7.75%, 01/15/2021		9,283	6,405	Nostrum Oil & Gas Finance BV
9.25%, 08/15/2021		10,462	7,323	6.38%, 02/14/2019(e)	1,318	1,054
Bill Barrett Corp				Odebrecht Drilling Norbe VIII/IX Ltd
7.63%, 10/01/2019		6,345	5,837	6.35%, 06/30/2021	1,211	966
Blue Racer Midstream LLC / Blue Racer				Pacific Rubiales Energy Corp
Finance Corp				5.13%, 03/28/2023(e)	5,591	3,042
6.13%, 11/15/2022(e)		3,300	3,267
				Pertamina Persero PT
BreitBurn Energy Partners LP / BreitBurn				4.30%, 05/20/2023(e)	5,503	5,462
Finance Corp				5.25%, 05/23/2021	1,000	1,057
7.88%, 04/15/2022		19,201	12,288	6.50%, 05/27/2041	320	347
8.63%, 10/15/2020		3,820	2,703	Petrobras International Finance Co SA
Carrizo Oil & Gas Inc				6.88%, 01/20/2040	4,000	3,360
8.63%, 10/15/2018		3,200	3,205	Petroleos de Venezuela SA
Delek & Avner Tamar Bond Ltd				5.25%, 04/12/2017	31,862	11,802
5.08%, 12/30/2023(e)		3,806	3,806
5.41%, 12/30/2025(e)		952	952	6.00%, 05/16/2024	40,640	12,802
				6.00%, 11/15/2026	2,090	638
Ecopetrol SA				8.50%, 11/02/2017	57,782	33,022
5.88%, 05/28/2045		6,054	5,812	9.00%, 11/17/2021	13,072	4,594
Endeavor Energy Resources LP / EER Finance				9.75%, 05/17/2035	6,413	2,284
Inc				Petroleos Mexicanos
7.00%, 08/15/2021(e)		14,550	12,877
				5.63%, 01/23/2046(e)	1,400	1,431
EP PetroEcuador via Noble Sovereign				6.50%, 06/02/2041	700	783
Funding I Ltd				Precision Drilling Corp
5.89%, 09/24/2019(g)		12,311	10,587
				5.25%, 11/15/2024(e)	6,400	5,152
Gazprom OAO Via Gaz Capital SA				PTT Exploration & Production PCL
4.30%, 11/12/2015(e)		3,120	3,084
				4.88%, 12/29/2049(e),(g)	6,955	6,790
6.51%, 03/07/2022(e)		4,260	3,643
9.25%, 04/23/2019(e)		3,701	3,612	Puma International Financing SA
				6.75%, 02/01/2021(e)	6,954	6,912
GeoPark Latin America Ltd Agencia en Chile				QEP Resources Inc
7.50%, 02/11/2020(e)		3,520	2,547
				5.25%, 05/01/2023	3,050	2,890
Gulfport Energy Corp				Rex Energy Corp
7.75%, 11/01/2020		2,400	2,382	6.25%, 08/01/2022(e)	7,200	5,544
7.75%, 11/01/2020(e)		3,700	3,672
				8.88%, 12/01/2020	5,000	4,300
IronGate Energy Services LLC				SandRidge Energy Inc
11.00%, 07/01/2018(d),(e)		2,400	1,272
				7.50%, 03/15/2021	3,450	2,398
KazMunayGas National Co JSC				8.13%, 10/15/2022	6,600	4,488
4.40%, 04/30/2023(e)		14,819	12,968
4.88%, 05/07/2025(e)		2,282	2,000	Seven Generations Energy Ltd
				8.25%, 05/15/2020(e)	5,250	5,237
5.75%, 04/30/2043		2,309	1,859	Sinopec Capital 2013 Ltd
5.75%, 04/30/2043(e)		4,153	3,343
				3.13%, 04/24/2023(e)	2,439	2,400
6.00%, 11/07/2044(e)		11,185	9,172
				Sinopec Group Overseas Development 2012
6.00%, 11/07/2044		3,448	2,811	Ltd
6.38%, 04/09/2021(e)		10,553	10,395
				4.88%, 05/17/2042(e)	1,053	1,198
6.38%, 04/09/2021		20,127	19,825	State Oil Co of the Azerbaijan Republic
7.00%, 05/05/2020		10,942	11,177	4.75%, 03/13/2023	7,340	6,643
7.00%, 05/05/2020(e)		2,110	2,155
9.13%, 07/02/2018(e)		9,682	10,544	5.45%, 02/09/2017	2,161	2,175
				Summit Midstream Holdings LLC / Summit
Keane Group Holdings				Midstream Finance Corp
8.75%, 08/08/2019(b),(d),(g)		2,273	2,142
8.75%, 08/08/2019(b),(d),(g)		6,820	6,427	5.50%, 08/15/2022	900	866
				Teine Energy Ltd
Legacy Reserves LP / Legacy Reserves				6.88%, 09/30/2022(e)	4,000	3,200
Finance Corp				Ultra Petroleum Corp
6.63%, 12/01/2021		6,391	4,985	5.75%, 12/15/2018(e)	7,150	6,542
6.63%, 12/01/2021(e)		11,770	9,181

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2015 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's) Value (000's)				BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)					Pipelines (continued)
Unit Corp					Gibson Energy Inc
6.63%, 05/15/2021		$9,140	$8,592		6.75%, 07/15/2021(e)		$9,150	$9,230
WPX Energy Inc					Oleoducto Central SA
5.25%, 09/15/2024		3,525	3,278		4.00%, 05/07/2021(e)		500	482
YPF SA					Rose Rock Midstream LP / Rose Rock
8.75%, 04/04/2024(e)		9,240	9,309		Finance Corp
Zhaikmunai LLP					5.63%, 07/15/2022		4,200	4,032
7.13%, 11/13/2019(e)		6,277	5,034		Sabine Pass Liquefaction LLC
			$433,609		5.63%, 04/15/2023		5,200	5,200
					5.75%, 05/15/2024		2,500	2,512
Oil & Gas Services - 0.12%					6.25%, 03/15/2022		4,224	4,377
BIBBY Offshore Services PLC					Targa Resources Partners LP / Targa
7.50%, 06/15/2021	GBP	1,900	2,433		Resources Partners Finance Corp
FTS International Inc					4.13%, 11/15/2019(e)		2,500	2,438
6.25%, 05/01/2022(e)		$7,343	5,507
					5.00%, 01/15/2018(e)		4,100	4,181
Schahin II Finance Co SPV Ltd								$45,562
5.88%, 09/25/2023(e)		863	509
Trinidad Drilling Ltd					Real Estate - 0.11%
7.88%, 01/15/2019(e)		3,770	3,520		China Overseas Finance Cayman V Ltd
			$11,969		3.95%, 11/15/2022		1,800	1,764
					Country Garden Holdings Co Ltd
Packaging & Containers - 0.57%					7.25%, 04/04/2021		690	673
Ardagh Packaging Finance PLC					11.13%, 02/23/2018		949	1,000
9.25%, 10/15/2020	EUR	4,710	5,668		Kennedy-Wilson Inc
Ardagh Packaging Finance PLC / Ardagh					5.88%, 04/01/2024		6,600	6,678
Holdings USA Inc					Longfor Properties Co Ltd
4.25%, 01/15/2022		2,275	2,558		6.88%, 10/18/2019		1,000	1,007
Crown European Holdings SA								$11,122
4.00%, 07/15/2022		2,500	2,957
Novelis Inc					Regional Authority - 0.10%
8.38%, 12/15/2017		$7,000	7,271		Brazil Loan Trust 1
OI European Group BV					5.48%, 07/24/2023(b),(e)		10,266	10,369
4.88%, 03/31/2021	EUR	3,005	3,752
Reynolds Group Issuer Inc / Reynolds Group
Issuer LLC / Reynolds Group Issuer				REITS	- 0.18%
(Luxembourg) S.A.					Geo Group Inc/The
5.75%, 10/15/2020		$8,300	8,487		5.88%, 10/15/2024		5,200	5,356
6.88%, 02/15/2021(g)		7,900	8,315		Iron Mountain Inc
7.13%, 04/15/2019		4,000	4,142		5.75%, 08/15/2024		4,150	4,202
8.50%, 05/15/2018		3,500	3,570		MPT Operating Partnership LP / MPT Finance
Sealed Air Corp					Corp
5.13%, 12/01/2024(e)		6,100	6,260		5.75%, 10/01/2020	EUR	1,800	2,192
SGD Group SAS					6.38%, 02/15/2022		$3,000	3,225
					Sabra Health Care LP / Sabra Capital Corp
5.63%, 05/15/2019	EUR	4,100	4,515		5.50%, 02/01/2021		3,500	3,701
			$57,495					$18,676
Pharmaceuticals - 0.45%
Almirall SA					Retail - 1.09%
					1011778 BC ULC / New Red Finance Inc
4.63%, 04/01/2021		1,800	2,154		6.00%, 04/01/2022(e)		29,340	30,073
Capsugel SA
7.00%, PIK 7.75%, 05/15/2019(e),(f)		$7,775	7,921		AmeriGas Finance LLC/AmeriGas Finance
Endo Finance LLC / Endo Ltd / Endo Finco Inc					Corp
					6.75%, 05/20/2020		1,000	1,040
6.00%, 02/01/2025(e)		2,675	2,734		7.00%, 05/20/2022		6,290	6,589
					Checkers Drive-In Restaurants Inc
Grifols Worldwide Operations Ltd					11.00%, 12/01/2017(e)		6,470	7,020
5.25%, 04/01/2022(e)		3,400	3,451
JLL/Delta Dutch Newco BV					Ferrellgas LP / Ferrellgas Finance Corp
7.50%, 02/01/2022(e)		13,200	13,365		6.75%, 01/15/2022		3,400	3,315
					GRD Holdings III Corp
Valeant Pharmaceuticals International					10.75%, 06/01/2019(e)		17,840	19,446
5.50%, 03/01/2023(e)		7,500	7,687
6.38%, 10/15/2020(e)		7,625	8,063		Group 1 Automotive Inc
					5.00%, 06/01/2022(e)		3,332	3,290
			$45,375		Guitar Center Inc
Pipelines - 0.45%					6.50%, 04/15/2019(e)		5,840	4,803
Atlas Pipeline Partners LP / Atlas Pipeline					Men's Wearhouse Inc/The
Finance Corp					7.00%, 07/01/2022(e)		1,225	1,262
4.75%, 11/15/2021		4,275	4,286		Party City Holdings Inc
5.88%, 08/01/2023		2,426	2,450		8.88%, 08/01/2020		6,100	6,588
Crestwood Midstream Partners LP /					Petco Animal Supplies Inc
Crestwood Midstream Finance Corp					9.25%, 12/01/2018(e)		2,300	2,398
6.13%, 03/01/2022		3,247	3,158		Rite Aid Corp
Enterprise Products Operating LLC					6.75%, 06/15/2021		11,060	11,558
7.03%, 01/15/2068(g)		2,950	3,216		Stonegate Pub Co Financing PLC
					5.75%, 04/15/2019	GBP	2,850	4,256

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Retail (continued)				Sovereign (continued)
Suburban Propane Partners LP/Suburban				Dominican Republic International Bond
Energy Finance Corp				5.88%, 04/18/2024(e)		$24,044	$25,366
5.50%, 06/01/2024		$6,400	$6,304	6.60%, 01/28/2024		8,550	9,320
Twinkle Pizza PLC				6.85%, 01/27/2045(e)		13,638	13,774
6.63%, 08/01/2021	GBP	1,500	2,320	7.45%, 04/30/2044(e)		6,744	7,418
			$110,262	7.50%, 05/06/2021		16,583	18,614
				El Salvador Government International Bond
Semiconductors - 0.10%				6.38%, 01/18/2027(e)		5,313	5,446
Micron Technology Inc				7.38%, 12/01/2019		3,500	3,832
5.25%, 08/01/2023(e),(h)		$9,700	9,706
				7.65%, 06/15/2035		5,700	6,177
				7.75%, 01/24/2023		7,288	8,281
Software - 0.84%				8.25%, 04/10/2032		4,231	4,903
Aspect Software Inc				Export Credit Bank of Turkey
10.63%, 05/15/2017(d)		13,326	11,993	5.38%, 11/04/2016(e)		250	261
Audatex North America Inc				Federal Democratic Republic of Ethiopia
6.00%, 06/15/2021(e)		16,400	17,056	6.63%, 12/11/2024(e)		4,049	3,968
6.13%, 11/01/2023(e)		9,600	10,008	Financing of Infrastrucural Projects State
Eagle Midco Inc				Enterprise
9.00%, PIK 9.75%, 06/15/2018(e),(f)		8,500	8,670	9.00%, 12/07/2017		6,746	3,373
Epicor Software Corp				Gabonese Republic
8.63%, 05/01/2019		4,200	4,399	6.38%, 12/12/2024(e)		6,682	6,281
First Data Corp				Honduras Government International Bond
7.38%, 06/15/2019(e)		3,100	3,251	7.50%, 03/15/2024		4,583	4,812
8.75%, PIK 10.00%, 01/15/2022(e),(f)		2,320	2,494	Hungary Government International Bond
Infor US Inc				5.75%, 11/22/2023		8,228	9,541
10.00%, 04/01/2019	EUR	3,374	4,132	6.00%, 01/11/2019	EUR	3,738	4,948
Nuance Communications Inc				Indonesia Government International Bond
5.38%, 08/15/2020(e)		$13,082	13,213	3.38%, 04/15/2023(e)		$18,272	17,884
Open Text Corp				3.75%, 04/25/2022		268	271
5.63%, 01/15/2023(e)		9,350	9,608	4.88%, 05/05/2021		4,218	4,577
			$84,824	5.13%, 01/15/2045(e)		4,070	4,314
				5.25%, 01/17/2042		2,766	2,939
Sovereign - 9.42%				5.25%, 01/17/2042(e)		2,000	2,125
Argentina Boden Bonds				5.38%, 10/17/2023		3,064	3,424
7.00%, 10/03/2015		1,366	1,341	5.88%, 03/13/2020		3,000	3,382
Argentina Bonar Bonds				5.88%, 03/13/2020(e)		2,000	2,255
7.00%, 04/17/2017		30,781	29,004	6.63%, 02/17/2037		4,105	5,039
Argentine Republic Government International				6.75%, 01/15/2044(e)		7,937	10,239
Bond				6.88%, 01/17/2018		7,176	8,118
0.00%, 11/14/2002(a)	EUR	734	796
0.00%, 11/26/2003(a)		320	347	7.75%, 01/17/2038		3,643	5,018
				8.50%, 10/12/2035		6,760	9,870
0.00%, 03/04/2004(a)		545	591	11.63%, 03/04/2019(e)		850	1,138
0.00%, 09/07/2007(a)		532	577
0.00%, 05/26/2009(a)		2,200	2,387	Indonesia Treasury Bond
0.00%, 03/31/2023(a)		$4,213	5,308	7.00%, 05/15/2022	IDR	10,060,000	798
				7.88%, 04/15/2019		30,020,000	2,459
Banco Nacional de Desenvolvimento				8.38%, 03/15/2024		74,640,000	6,391
Economico e Social				9.00%, 03/15/2029		23,100,000	2,106
5.50%, 07/12/2020		1,080	1,126	Ivory Coast Government International Bond
Brazil Minas SPE via State of Minas Gerais				5.38%, 07/23/2024(e)		$1,872	1,760
5.33%, 02/15/2028(g)		6,307	6,212
				5.38%, 07/23/2024		1,000	940
Brazilian Government International Bond				5.75%, 12/31/2032(g)		29,881	28,094
5.00%, 01/27/2045		29,074	28,056	Jamaica Government International Bond
7.13%, 01/20/2037		13,399	16,749	7.63%, 07/09/2025		14,745	16,035
8.25%, 01/20/2034		4,587	6,335	10.63%, 06/20/2017		1,000	1,150
Colombia Government International Bond				Kazakhstan Government International Bond
4.00%, 02/26/2024		4,967	5,153	3.88%, 10/14/2024(e)		3,737	3,387
4.38%, 07/12/2021		2,184	2,315	Kenya Government International Bond
5.00%, 06/15/2045		2,676	2,830	6.88%, 06/24/2024		2,434	2,531
7.38%, 09/18/2037		2,685	3,625	6.88%, 06/24/2024(e)		8,694	9,042
7.75%, 04/14/2021	COP	3,538,000	1,616	Lithuania Government International Bond
8.13%, 05/21/2024		$2,392	3,160	6.63%, 02/01/2022		967	1,203
9.85%, 06/28/2027	COP	6,738,000	3,682	Mexican Bonos
11.75%, 02/25/2020		$4,493	6,257	6.25%, 06/16/2016(g)	MXN	25,989	1,799
10.38%, 01/28/2033		5,359	8,534	10.00%, 12/05/2024(g)		54,944	4,992
Costa Rica Government International Bond				Mexico Government International Bond
4.25%, 01/26/2023		16,930	15,639	3.60%, 01/30/2025		$3,015	3,098
4.38%, 04/30/2025(e)		11,307	10,207
				4.00%, 10/02/2023		288	305
4.38%, 04/30/2025		5,000	4,514	4.60%, 01/23/2046		6,422	6,855
7.00%, 04/04/2044(e)		1,572	1,529
				4.75%, 03/08/2044		14,530	15,729
Croatia Government International Bond				5.55%, 01/21/2045		8,943	10,866
5.50%, 04/04/2023		4,694	4,958	6.05%, 01/11/2040		10,736	13,715
6.75%, 11/05/2019		8,359	9,221

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2015 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)		Value	(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Sovereign (continued)						Sovereign (continued)
Morocco Government International Bond						Ukraine Government International Bond
4.25%, 12/11/2022(e)		$5,739		$6,033		6.25%, 06/17/2016		$3,301	$1,787
Nigeria Government International Bond						6.58%, 11/21/2016		9,164	4,939
6.38%, 07/12/2023(e)		1,940		1,780		6.75%, 11/14/2017		16,556	8,593
6.38%, 07/12/2023		8,473		7,775		6.88%, 09/23/2015(e)		6,632	3,847
6.75%, 01/28/2021		1,912		1,840		Venezuela Government International Bond
Panama Government International Bond						5.75%, 02/26/2016		13,147	7,527
4.00%, 09/22/2024		3,101		3,264		7.00%, 03/16/2015	EUR	1,018	1,107
8.13%, 04/28/2034		9,109		12,778		7.00%, 12/01/2018		$4,519	1,582
8.88%, 09/30/2027		2,019		3,008		7.75%, 10/13/2019		11,798	3,864
9.38%, 04/01/2029		4,131		6,475		8.25%, 10/13/2024		2,985	978
Panama Notas del Tesoro						11.95%, 08/05/2031		17,081	6,192
4.88%, 02/05/2021		5,853		6,214					$952,020
Peruvian Government International Bond
5.63%, 11/18/2050		2,621		3,230		Telecommunications - 2.14%
6.55%, 03/14/2037		1,109		1,467		Alcatel-Lucent USA Inc
						6.75%, 11/15/2020(e)		12,950	13,435
7.35%, 07/21/2025		2,500		3,394
Republic of Angola Via Northern Lights III						Altice Financing SA
						6.63%, 02/15/2023(b),(e),(h)		6,325	6,325
BV
7.00%, 08/16/2019		2,618		2,539		Altice SA
Republic of Azerbaijan International Bond						7.25%, 05/15/2022	EUR	5,000	5,947
						7.63%, 02/15/2025(b),(e),(h)		$1,800	1,800
4.75%, 03/18/2024(e)		12,369		12,054
Republic of Ghana						Avaya Inc
						7.00%, 04/01/2019(e)		5,450	5,293
7.88%, 08/07/2023(e)		4,704		4,116
8.13%, 01/18/2026(e)		1,632		1,412		B Communications Ltd
						7.38%, 02/15/2021(e)		6,792	7,098
8.50%, 10/04/2017		1,910		1,903
Republic of Honduras						Bharti Airtel International Netherlands BV
						5.13%, 03/11/2023(e)		3,178	3,510
8.75%, 12/16/2020		6,425		7,110
Republic of Iraq						5.35%, 05/20/2024		1,350	1,523
5.80%, 01/15/2028		19,576		15,634		Comcel Trust via Comunicaciones Celulares
Republic of Paraguay						SA
						6.88%, 02/06/2024(e)		6,016	6,227
4.63%, 01/25/2023(e)		2,340		2,413
6.10%, 08/11/2044(e)		7,801		8,571		Digicel Group Ltd
						7.13%, 04/01/2022(e)		5,808	5,262
Republic of Serbia						8.25%, 09/30/2020(e)		3,700	3,600
5.88%, 12/03/2018		1,014		1,071
5.88%, 12/03/2018(e)		9,469		9,955		ENTEL Chile SA
						4.75%, 08/01/2026(e)		2,444	2,491
7.25%, 09/28/2021		813		931		4.88%, 10/30/2024(e)		1,000	1,045
Romanian Government International Bond
6.75%, 02/07/2022		1,306		1,602		Frontier Communications Corp
Russian Federal Bond - OFZ						7.13%, 01/15/2023		700	726
6.40%, 05/27/2020	RUB	53,840		562		Hughes Satellite Systems Corp
6.70%, 05/15/2019		111,300		1,231		7.63%, 06/15/2021		4,600	5,003
6.80%, 12/11/2019		77,910		845		Indosat Palapa Co BV
7.00%, 08/16/2023		638,400		6,319		7.38%, 07/29/2020		2,875	3,012
7.50%, 02/27/2019		89,740		1,025		Intelsat Jackson Holdings SA
7.60%, 04/14/2021(g)		44,890		477		5.50%, 08/01/2023		5,500	5,431
Russian Foreign Bond - Eurobond						7.25%, 10/15/2020		1,700	1,783
4.88%, 09/16/2023		$27,600		23,267		Koninklijke KPN NV
						7.00%, 03/28/2073(e),(g)		400	427
5.00%, 04/29/2020		4,400		3,896
7.50%, 03/31/2030(g)		94,562		95,091		Level 3 Communications Inc
						5.75%, 12/01/2022(e)		3,200	3,224
12.75%, 06/24/2028		2,400		3,256
Slovakia Government International Bond						Level 3 Financing Inc
						5.38%, 08/15/2022(e)		10,500	10,658
4.38%, 05/21/2022(e)		848		946
Slovenia Government International Bond						6.13%, 01/15/2021		3,700	3,839
5.25%, 02/18/2024(e)		5,088		5,838		7.00%, 06/01/2020		2,400	2,556
5.85%, 05/10/2023		4,209		4,977		Matterhorn Mobile Holdings SA
South Africa Government International Bond						8.25%, 02/15/2020	EUR	4,554	5,506
4.67%, 01/17/2024		7,242		7,686		Millicom International Cellular SA
						6.63%, 10/15/2021(e)		$3,898	3,986
5.88%, 09/16/2025		25,905		30,050
Sri Lanka Government International Bond						Mobile Challenger Intermediate Group SA
						8.75%, PIK 9.50%, 03/15/2019(f)	EUR	4,750	5,475
5.13%, 04/11/2019(e)		694		704
Turkey Government Bond						Motorola Solutions Inc
9.00%, 07/24/2024(g)	TRY	16,710		7,739		4.00%, 09/01/2024		$2,700	2,825
Turkey Government International Bond						OTE PLC
3.25%, 03/23/2023		$7,258		7,013		3.50%, 07/09/2020	EUR	1,050	1,047
5.13%, 03/25/2022		4,448		4,826		Qualitytech LP/QTS Finance Corp
						5.88%, 08/01/2022(e)		$7,020	7,108
5.63%, 03/30/2021		4,279		4,758
6.63%, 02/17/2045		17,071		22,155		Sixsigma Networks Mexico SA de CV
						8.25%, 11/07/2021(e)		3,000	3,056
6.88%, 03/17/2036		866		1,119
7.00%, 06/05/2020		3,924		4,605		Sprint Corp
7.50%, 11/07/2019		4,006		4,748		7.25%, 09/15/2021		1,500	1,498
8.00%, 02/14/2034		6,768		9,670		Sunrise Communications Holdings SA
						8.50%, 12/31/2018	EUR	3,261	3,840

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2015 (unaudited)

	Principal				CREDIT LINKED STRUCTURED NOTES	Principal
BONDS (continued)	Amount (000's) Value (000's)				(continued)	Amount (000's) Value (000's)

Telecommunications (continued)					Sovereign (continued)
TBG Global Pte Ltd					Titulos De Tesoreria B - Citigroup Inc
4.63%, 04/03/2018(e)		$3,043	$3,051		11.00%, 07/27/2020(e)	COP	12,000,000	$6,163
Telecom Italia SpA								$9,413
4.88%, 09/25/2020	EUR	5,650	7,225		TOTAL CREDIT LINKED STRUCTURED NOTES			$9,413
Telefonica Europe BV					SENIOR FLOATING RATE INTERESTS - Principal
4.20%, 12/29/2049(g)		2,400	2,827		5.78%	Amount (000's) Value (000's)
Telenet Finance V Luxembourg SCA
6.25%, 08/15/2022		3,925	4,791		Advertising - 0.08%
T-Mobile USA Inc					Advantage Sales & Marketing Inc, Delay-
6.00%, 03/01/2023		$8,560	8,753		Draw Term Loan B-DD
					4.25%, 07/21/2021(g)		$272	$269
Turk Telekomunikasyon AS
4.88%, 06/19/2024(e)		6,613	6,716		Advantage Sales & Marketing Inc, Term Loan
UPC Holding BV					B
					4.25%, 07/21/2021(g)		8,157	8,056
6.38%, 09/15/2022	EUR	6,075	7,380
8.38%, 08/15/2020		4,190	5,115					$8,325
ViaSat Inc					Agriculture - 0.25%
6.88%, 06/15/2020		$4,000	4,165		Arysta Lifescience SPC LLC, Term Loan
Vimpel Communications Via VIP Finance					8.25%, 11/20/2020(g)		2,575	2,561
Ireland Ltd OJSC					North Atlantic Trading Co Inc, Term Loan B
7.75%, 02/02/2021		500	425		7.75%, 01/13/2020(g)		8,011	7,821
9.13%, 04/30/2018(e)		1,500	1,417
					NVA Holdings Inc/United States, Term Loan
VimpelCom Holdings BV					0.00%, 08/08/2022(g),(i)		6,000	5,963
5.20%, 02/13/2019(e)		1,640	1,353		8.00%, 08/08/2022(g)		6,100	6,062
5.95%, 02/13/2023(e)		614	465
7.50%, 03/01/2022(e)		686	570		NVA Holdings Inc/United States, Term Loan
					B
7.50%, 03/01/2022		2,250	1,870		4.75%, 08/06/2021(g)		2,494	2,478
Virgin Media Finance PLC								$24,885
6.00%, 10/15/2024(e)		2,300	2,421
6.38%, 04/15/2023(e)		2,000	2,130		Automobile Parts & Equipment - 0.04%
6.38%, 10/15/2024(e)	GBP	7,500	12,200		BBB Industries US Holdings Inc, Term Loan
6.38%, 10/15/2024		400	651		B
Virgin Media Secured Finance PLC					6.00%, 10/15/2021(g)		2,000	1,982
6.00%, 04/15/2021(e)		2,900	4,608		Dealer Tire LLC, Term Loan
Wind Acquisition Finance SA					5.50%, 12/17/2021(g)		2,000	2,005
7.00%, 04/23/2021	EUR	3,650	4,119					$3,987

			$216,808		Building Materials - 0.12%
Transportation - 0.25%					CPG International Inc, Term Loan B
BNSF Funding Trust I					4.75%, 09/30/2020(g)		4,770	4,690
6.61%, 12/15/2055(g)		$4,610	5,163		GYP Holdings III Corp, Term Loan B
CEVA Group PLC					4.75%, 03/26/2021(g)		4,764	4,603
7.00%, 03/01/2021(e)		9,395	8,691		Panolam Industries International Inc, Term
Marquette Transportation Co LLC / Marquette					Loan
Transportation Finance Corp					7.50%, 08/22/2017(g)		2,757	2,709
10.88%, 01/15/2017		8,215	8,453					$12,002
Transnet SOC Ltd
4.00%, 07/26/2022(e)		3,049	2,958		Chemicals - 0.06%
					Road Infrastructure Investment LLC, Term
			$25,265		Loan
Trucking & Leasing - 0.04%					7.75%, 09/21/2021(g)		440	397
Jurassic Holdings III Inc					Solenis International LP, Term Loan
6.88%, 02/15/2021(e)		1,100	940		7.75%, 07/02/2022(g)		6,100	5,780
Penske Truck Leasing Co Lp / PTL Finance								$6,177
Corp
3.38%, 02/01/2022(e),(h)		3,000	3,036	Coal	- 0.15%
					Arch Coal Inc, Term Loan
			$3,976		6.25%, 05/14/2018(g)		8,146	5,819
TOTAL BONDS			$5,980,956		Bowie Resource Holdings LLC, Term Loan
	Principal				B
CONVERTIBLE BONDS - 0.04%	Amount (000's) Value (000's)				0.00%, 08/07/2020(g),(i)		6,500	6,305
Mining - 0.04%					Westmoreland Coal Co, Term Loan B
Mirabela Nickel Ltd					0.00%, 12/16/2020(g),(i)		3,000	2,932
9.50%, PIK 9.50%, 06/24/2019(e),(f)		6,061	4,606					$15,056
					Commercial Services - 0.44%
TOTAL CONVERTIBLE BONDS			$4,606		Brickman Group Ltd LLC/The, Term Loan B
CREDIT LINKED STRUCTURED NOTES	Principal				4.00%, 12/18/2020(g)		4,877	4,752
- 0.09%	Amount (000's) Value (000's)				CHG Buyer Corp, Term Loan
Sovereign - 0.09%					9.00%, 11/13/2020(g)		3,385	3,394
Republic of Iraq - Merrill Lynch					Envision Acquisition Co LLC, Term Loan
2.53%, 01/07/2028(b),(d),(g)	JPY	582,604	3,250		9.75%, 09/23/2021(g)		20,130	19,929
					Learning Care Group Inc, Term Loan B
					5.50%, 05/03/2021(g)		2,985	2,966

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2015 (unaudited)

	SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
	(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

	Commercial Services (continued)			Healthcare - Services (continued)
	Lineage Logistics LLC, Term Loan B			National Mentor Holdings Inc, Term Loan B
	4.50%, 03/31/2021(g)	$7,485	$7,275	4.25%, 01/31/2021(g)	$2,302	$2,262
	Washington Inventory Service, Term Loan			Surgery Center Holdings Inc, Term Loan
	10.25%, 06/18/2019(d),(g)	6,800	6,664	8.50%, 07/23/2021(g)	10,000	9,638
			$44,980	US Renal Care Inc, Term Loan
				4.25%, 07/03/2019(g)	322	317
	Computers - 0.04%			US Renal Care Inc, Term Loan B1
	Expert Global Solutions Inc, Term Loan B			8.50%, 01/03/2020(g)	2,900	2,893
	8.50%, 04/02/2018(g)	4,379	4,374
				8.50%, 01/03/2020(g)	4,380	4,369
						$44,030
	Distribution & Wholesale - 0.05%
	HBC Holdings LLC, Term Loan B			Holding Companies - Diversified - 0.12%
	6.75%, 09/30/2019(d),(g)	3,491	3,387	Opal Acquisition Inc, Term Loan B
				5.00%, 11/20/2020(g)	729	719
	Performance Food Group Inc, Term Loan
	6.25%, 11/07/2019(g)	1,724	1,687	Restaurant Brands International Inc, Term
				Loan B
			$5,074	4.50%, 09/25/2021(g)	3,900	3,902
	Diversified Financial Services - 0.16%			Spirit Retail Bidco Ltd, Term Loan
	Connolly Corp, Term Loan			4.50%, 06/30/2021(b),(g)	7,730	7,575
	8.00%, 05/13/2022(g)	16,030	15,803			$12,196
	Intertrust Group BV, Term Loan
	4.51%, 04/02/2021(g)	500	494	Insurance - 0.22%
				Asurion LLC, Term Loan
			$16,297	8.50%, 02/19/2021(g)	10,000	9,875
	Electronics - 0.10%			8.50%, 02/19/2021(g)	10,460	10,329
	CPI Buyer LLC, Term Loan			York Risk Services Group Inc, Term Loan B
	8.50%, 07/18/2022(g)	10,160	10,008	4.75%, 10/01/2021(g)	2,145	2,128
						$22,332

	Engineering & Construction - 0.01%			Internet - 0.40%
	NANA Development Corp, Term Loan B			Active Network Inc/The, Term Loan B
	8.00%, 03/13/2018(d),(g)	975	916	5.50%, 11/06/2020(g)	1,588	1,531
				Blue Coat Systems Inc, Term Loan B
				4.00%, 02/15/2018(g)	3,492	3,413
	Entertainment - 0.16%			EIG Investors Corp, Term Loan B
	Amaya Holdings BV, Term Loan			5.00%, 11/09/2019(g)	5,431	5,417
	5.00%, 08/01/2021(g)	2,693	2,636
				ION Trading Technologies Sarl, Term Loan
	Delta 2 Lux Sarl, Term Loan B			7.25%, 06/10/2022(g)	850	816
	7.75%, 07/29/2022(g)	3,310	3,204
				Landslide Holdings Inc, Term Loan
	Delta 2 Lux Sarl, Term Loan B3			5.00%, 02/25/2020(g)	3,654	3,581
	4.75%, 07/30/2021(g)	600	580
				MH Sub I LLC, Term Loan
	Lions Gate Entertainment Corp, Term Loan			8.50%, 06/27/2022(g)	8,000	7,800
	5.00%, 07/17/2020(g)	9,800	9,775
				ProQuest LLC, Term Loan B
			$16,195	5.25%, 09/24/2021(g)	4,000	3,985
Food	- 0.36%			TCH-2 Holdings LLC, Term Loan
	AdvancePierre Foods Inc, Term Loan			8.75%, 11/06/2021(g)	4,700	4,512
	9.50%, 10/02/2017(g)	10,081	9,879	Tibco Software Inc, Term Loan
	Albertson's Holdings LLC, Term Loan B4			5.50%, 11/25/2015(g)	3,700	3,691
	4.50%, 08/11/2021(g)	7,500	7,480	6.50%, 11/25/2020(g)	5,900	5,757
	CTI Foods Holding Co LLC, Term Loan					$40,503
	8.25%, 06/14/2019(g)	3,920	3,852
	Milk Specialties Co, Term Loan B			Investment Companies - 0.03%
	7.50%, 11/07/2018(g)	14,526	14,308	AssuredPartners Capital Inc, Term Loan B
				4.50%, 03/31/2021(g)	3,092	3,034
	Old HB Inc, Term Loan B
	6.75%, 03/12/2020(g)	596	605
			$36,124	Leisure Products & Services - 0.17%
				Equinox Holdings Inc, Term Loan
	Healthcare - Products - 0.23%			9.75%, 05/16/2020(g)	12,500	12,563
	CareCore National LLC, Term Loan			Equinox Holdings Inc, Term Loan B
	5.50%, 02/12/2021(g)	7,581	7,548
				0.00%, 01/31/2020(g),(i)	560	555
	5.50%, 02/12/2021(g)	12,362	12,308
				Performance Sports Group Ltd, Term Loan B
	Phillips-Medisize Corp, Term Loan			4.00%, 04/02/2021(g)	918	902
	8.25%, 06/16/2022(g)	4,000	3,900
				Sabre GLBL Inc, Term Loan B
			$23,756	4.00%, 02/15/2019(g)	3,059	3,010
	Healthcare - Services - 0.44%					$17,030
	American Renal Holdings Inc, Delay-Draw			Leisure Time - 0.03%
	Term Loan DD			Planet Fitness, Term Loan
	8.50%, 02/14/2020(g)	3,499	3,464
				4.75%, 03/26/2021(g)	2,993	2,926
	Dialysis Newco Inc, Term Loan
	7.75%, 10/21/2021(g)	1,800	1,782
	Heartland Dental LLC, Term Loan
	5.50%, 12/21/2018(g)	6,336	6,249
	9.75%, 06/20/2019(g)	13,205	13,056

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2015 (unaudited)

	SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
	(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

	Lodging - 0.22%			Pharmaceuticals (continued)
	Caesars Entertainment Operating Co Inc, Term			BioScrip Inc, Term Loan B
	Loan B4B			6.50%, 06/05/2020(g)	$1,026	$1,021
	10.50%, 10/31/2016(g)	$813	$728	Generic Drug Holdings Inc, Term Loan B
	Intrawest Operations Group LLC, Term Loan			5.00%, 10/04/2019(g)	1,088	1,080
	B			P2 Lower Acquisition LLC, Term Loan
	5.50%, 11/26/2020(g)	8,690	8,690	9.50%, 10/18/2021(g)	4,825	4,680
	Parq Holdings LP, Term Loan			PharMEDium Healthcare Corp, Term Loan
	8.50%, 12/04/2020(g)	12,524	12,462	7.75%, 01/28/2022(g)	10,561	10,390
			$21,880			$17,784

	Machinery - Diversified - 0.05%			Pipelines - 0.01%
	CPM Holdings Inc, Term Loan			Crestwood Holdings LLC, Term Loan B1
	10.25%, 02/16/2018(g)	2,500	2,500	7.00%, 05/24/2019(g)	1,176	1,061
	Pro Mach Group Inc, Term Loan B
	5.50%, 10/15/2021(g)	2,500	2,497
				Retail - 0.30%
			$4,997	Eyemart Express LLC, Term Loan B
Media	- 0.05%			5.00%, 12/16/2021(g)	4,700	4,694
	Cengage Learning Acquisitions Inc, Term			GOBP Holdings Inc, Term Loan B
	Loan EXIT			5.75%, 10/15/2021(g)	2,700	2,697
	7.00%, 03/06/2020(g)	1,926	1,912	HMK Intermediate Holdings LLC, Term Loan
	CKX Inc, Term Loan B			B
	9.00%, 06/21/2017(d),(g)	1,503	1,052	5.00%, 03/22/2018(g)	3,691	3,654
	Cumulus Media Holdings Inc, Term Loan B			Mattress Holding Corp, Term Loan B
	4.25%, 12/18/2020(g)	1,744	1,705	5.25%, 10/01/2021(g)	4,589	4,588
			$4,669	Nautilus Merger Sub Inc, Term Loan
				0.00%, 03/11/2022(g),(i)	1,460	1,376
	Metal Fabrication & Hardware - 0.09%			Pilot Travel Centers LLC, Term Loan B
	Doncasters Group Ltd, Term Loan			4.25%, 09/30/2021(g)	1,995	2,000
	9.50%, 10/28/2020(g)	441	435
				Sears Roebuck Acceptance Corp, Term Loan
	Doncasters US Finance LLC, Term Loan B			B
	4.50%, 04/05/2020(g)	497	492	5.50%, 06/30/2018(g)	10,517	10,189
	SBP Holdings, Term Loan			Targus Group International Inc, Term Loan B
	9.00%, 03/24/2022(g)	6,825	5,801	12.01%, 05/24/2016(d),(g)	1,284	1,004
	Wastequip LLC, Term Loan B					$30,202
	5.50%, 07/26/2019(g)	2,930	2,908
			$9,636	Software - 0.40%
				Advanced Computer Software Group PLC,
	Miscellaneous Manufacturing - 0.11%			Term Loan
	Arctic Glacier USA Inc, Term Loan B			0.00%, 01/28/2022(g),(i)	4,600	4,508
	5.00%, 05/10/2019(g)	1,564	1,531	0.00%, 01/30/2023(b),(g),(i)	5,100	4,845
	UTEX Industries Inc, Term Loan			Compuware Corp, Term Loan
	8.25%, 05/16/2022(g)	7,840	6,978	6.25%, 12/11/2019(g)	4,500	4,387
	UTEX Industries Inc, Term Loan B			Evergreen Skills Lux Sarl, Term Loan
	5.00%, 05/14/2021(g)	3,383	3,078	3.75%, 04/08/2021(g)	2,281	2,213
			$11,587	First Data Corp, Term Loan C1
				3.67%, 03/23/2018(g)	2,400	2,354
	Oil & Gas - 0.02%
	BBOG Borrower LP, Term Loan			MA FinanceCo LLC, Term Loan B
	7.50%, 07/21/2021(g)	3,000	2,419	5.25%, 10/07/2021(g)	1,750	1,687
				Magic Newco LLC, Term Loan
				12.00%, 12/06/2019(g)	10,000	10,795
	Oil & Gas Services - 0.13%			P2 Upstream Acquisition Co, Term Loan
	Expro Finservices Sarl, Term Loan B			9.00%, 04/30/2021(g)	3,100	2,728
	5.75%, 08/12/2021(g)	3,990	3,092	Renaissance Learning Inc, Term Loan
	FTS International Inc, Term Loan			4.50%, 04/02/2021(g)	997	959
	5.75%, 04/09/2021(g)	1,400	1,072	STG-Fairway Acquisitions Inc, Term Loan B
	McJunkin Red Man Corp, Term Loan B			6.25%, 02/13/2019(g)	1,228	1,217
	5.00%, 11/08/2019(g)	8,371	7,649	Wall Street Systems Delaware Inc, Term Loan
	Panda Temple Power II LLC, Term Loan B			B
	7.25%, 04/03/2019(g)	850	834	4.50%, 04/09/2021(g)	4,383	4,306
	Pinnacle Holdco Sarl, Term Loan					$39,999
	10.50%, 07/24/2020(g)	1,056	940
			$13,587	Telecommunications - 0.28%
				Aircell Business Aviation Services LLC, Term
	Packaging & Containers - 0.19%			Loan B1
	Berlin Packaging LLC, Term Loan			11.25%, 06/21/2017(d),(g)	4,380	4,467
	7.75%, 09/23/2022(g)	10,310	10,175	Aircell Business Aviation Services LLC, Term
	FPC Holdings Inc, Term Loan			Loan B2
	9.25%, 05/15/2020(g)	9,400	9,024	7.50%, 03/21/2018(g)	1,411	1,355
			$19,199	Avaya Inc, Term Loan B3
				4.67%, 10/26/2017(g)	6,333	6,044
	Pharmaceuticals - 0.18%			Avaya Inc, Term Loan B6
	BioScrip Inc, Delay-Draw Term Loan B-DD			6.50%, 03/31/2018 (g)	4,272	4,166
	6.50%, 07/22/2020(g)	615	613

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		Portfolio Summary (unaudited)
(continued)	Amount (000's) Value (000's)		Country	Percent
			United States	65.56%
Telecommunications (continued)			United Kingdom	3.05%
LTS Buyer LLC, Term Loan
8.00%, 03/28/2021(g)	$357	$349	Canada	2.68%
Sable International Finance Ltd, Term Loan			Netherlands	2.11%
0.00%, 11/25/2016 (g),(i)	3,688	3,679	France	1.78%
Tower Development Corp, Term Loan			Luxembourg	1.63%
6.25%, 02/01/2017(b),(d),(g)	8,660	8,660	Australia	1.41%
			Russian Federation	1.34%
		$28,720	Germany	1.20%
Transportation - 0.09%			Indonesia	1.01%
CEVA Group PLC, SYNTH LOC			Hong Kong	0.99%
6.46%, 03/19/2021(g)	691	632	Japan	0.95%
CEVA Group PLC, Term Loan			Kazakhstan	0.94%
6.50%, 03/12/2021(g)	997	913	Venezuela	0.87%
6.50%, 03/19/2021(g)	125	114	Mexico	0.86%
CEVA Intercompany BV, Term Loan			Brazil	0.77%
6.50%, 03/19/2021(g)	723	662	Turkey	0.76%
SIRVA Worldwide Inc, Term Loan			Dominican Republic	0.73%
7.50%, 03/22/2019(g)	6,976	6,906	Cayman Islands	0.68%
		$9,227	Chile	0.66%
TOTAL SENIOR FLOATING RATE INTERESTS		$585,174	Bermuda	0.65%
Total Investments	$10,119,330		Italy	0.65%
Liabilities in Excess of Other Assets, Net - (0.07)%		$(7,468)	China	0.57%
TOTAL NET ASSETS - 100.00%	$10,111,862		Colombia	0.57%
			Argentina	0.49%
			South Africa	0.48%
(a) Non-Income Producing Security			Spain	0.44%
(b)	Fair value of these investments is determined in good faith by the Manager		Singapore	0.38%
under procedures established and periodically reviewed by the Board of			Virgin Islands, British	0.37%
Directors. At the end of the period, the fair value of these securities totaled			Switzerland	0.36%
$114,410 or 1.13% of net assets.			Panama	0.31%
(c)	Security or a portion of the security was pledged to cover margin		Costa Rica	0.31%
requirements for options contracts. At the end of the period, the value of			Cote d'Ivoire	0.31%
these securities totaled $267,299 or 2.64% of net assets.			El Salvador	0.28%
(d) Security is Illiquid			Ireland	0.27%
(e)	Security exempt from registration under Rule 144A of the Securities Act of		Ukraine	0.22%
1933. These securities may be resold in transactions exempt from			Sweden	0.22%
registration, normally to qualified institutional buyers. At the end of the			Azerbaijan	0.21%
period, the value of these securities totaled $2,663,524 or 26.34% of net			Iraq	0.18%
assets.			Marshall Islands	0.18%
(f)	Payment in kind; the issuer has the option of paying additional securities		Jamaica	0.17%
in lieu of cash.			Jersey, Channel Islands	0.16%
(g)	Variable Rate. Rate shown is in effect at January 31, 2015.		Finland	0.15%
(h) Security purchased on a when-issued basis.			Hungary	0.14%
(i)	This Senior Floating Rate Note will settle after January 31, 2015, at which		Croatia	0.14%
time the interest rate will be determined.			Peru	0.14%
			Norway	0.14%
			Taiwan, Province Of China	0.13%
			Israel	0.13%
			Serbia	0.12%
			Nigeria	0.12%
			Kenya	0.12%
			Honduras	0.12%
			Slovenia	0.11%
			Paraguay	0.10%
			Belgium	0.10%
			Thailand	0.08%
			Morocco	0.08%
			Ghana	0.07%
			Austria	0.06%
			Gabon	0.06%
			Curacao	0.04%
			Ethiopia	0.04%
			New Zealand	0.03%
			Romania	0.02%
			Barbados	0.02%
			Sri Lanka	0.01%
			India	0.01%
			Denmark	0.01%
			Lithuania	0.01%
			Slovakia	0.01%
			Liabilities in Excess of Other Assets, Net	(0.07)%
			TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2015 (unaudited)

Credit Default Swaps

Sell Protection
		Implied
		Credit Spread	(Pay)/				Upfront	Unrealized
		as of January		Receive	Expiration	Notional	Premiums	Appreciation/			Fair Value (b)
Counterparty (Issuer)	Reference Entity	31, 2015	(c)	Fixed Rate	Date	Amount (a)	Paid/(Received)	(Depreciation)	Asset		Liability
Credit Suisse	Petroleos de	100.00%		5.00%	06/20/2016	$20,000	$(5,178)	$(7,132)	$	— $	(12,310)
	Venezuela SA
Total							$(5,178)	$(7,132)	$	— $	(12,310)

Amounts in thousands

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $20,000 .

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Contracts

								Unrealized Appreciation/(Depreciation)
Counterparty		Delivery Date	Contracts to Accept			In Exchange For	Fair Value	Asset			Liability
Bank of New York Mellon		02/18/2015	GBP		2,075,000	$3,128	$3,125	$—			$(3)
Bank of New York Mellon		04/16/2015	GBP		1,000,000	1,511	1,505	—			(6)
Bank of New York Mellon		04/29/2015	EUR		3,200,000	3,621	3,618	1			(4)
JP Morgan Chase		02/05/2015	COP		18,781,554,000	7,975	7,696	—			(279)
JP Morgan Chase		02/09/2015	EUR		49,966,657	59,582	56,463	20			(3,139)
Total								$21			$(3,431)
								Unrealized Appreciation/(Depreciation)
Counterparty		Delivery Date	Contracts to Deliver			In Exchange For	Fair Value	Asset			Liability
Bank of America NA		02/06/2015	EUR		2,800,000	$3,309	$3,164	$145			$—
Bank of New York Mellon		02/06/2015	EUR		200,000	250	226	24			—
Bank of New York Mellon		02/06/2015	GBP		3,050,000	4,866	4,594	272			—
Bank of New York Mellon		02/18/2015	GBP		2,075,000	3,248	3,125	123			—
Bank of New York Mellon		02/26/2015	EUR		4,925,000	6,114	5,566	548			—
Bank of New York Mellon		03/17/2015	GBP		400,000	629	602	27			—
Bank of New York Mellon		04/07/2015	GBP		2,325,000	3,526	3,500	26			—
Bank of New York Mellon		04/16/2015	EUR		1,175,000	1,330	1,329	1			—
Bank of New York Mellon		04/16/2015	GBP		2,550,000	3,883	3,838	45			—
Bank of New York Mellon		04/23/2015	GBP		975,000	1,475	1,468	7			—
Bank of New York Mellon		04/29/2015	EUR		3,200,000	3,675	3,618	57			—
JP Morgan Chase		02/05/2015	COP		18,781,554,000	7,886	7,696	190			—
JP Morgan Chase		02/05/2015	EUR		288,935,118	337,980	326,498	11,482			—
JP Morgan Chase		02/09/2015	EUR		9,598,300	11,541	10,846	695			—
JP Morgan Chase		02/09/2015	GBP		46,140,487	70,789	69,492	1,316			(19)
JP Morgan Chase		02/09/2015	JPY		418,505,000	3,476	3,564	—			(88)
JP Morgan Chase		03/05/2015	COP		18,781,554,000	7,951	7,678	273			—
Total								$15,231			$(107)

Amounts in thousands except contracts

Exchange Cleared Interest Rate Swaps

		(Pay)/					Upfront
		Receive	Fixed			Notional	Premiums	Unrealized
Floating Rate Index		Floating Rate	Rate		Expiration Date	Amount	Paid/(Received)	Appreciation/(Depreciation)			Fair Value
3 Month LIBOR		Receive	2.14%		01/13/2025	$38,572	$— $	(1,182)			$(1,182)
3 Month LIBOR		Receive	2.08%		01/13/2025	$26,095	$— $	(647)			$(647)
Total							$— $	(1,829)			$(1,829)

See accompanying notes

		Schedule of Investments
Global Diversified Income Fund
January 31, 2015 (unaudited)

Options

				Upfront Premiums		Unrealized
Written Options Outstanding	Exercise Price Expiration Date		Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - Financial Select Sector SPDR Fund $	24.00	02/23/2015	5,444	$(133)	$(33)	$100
Call - iShares China Large-Cap ETF	$43.00	02/23/2015	18,818	(1,488)	(601)	887
Call - iShares MSCI EAFE ETF	$61.00	02/23/2015	48,590	(4,842)	(5,421)	(579)
Call - iShares MSCI Emerging Markets	$40.00	02/23/2015	20,106	(1,228)	(730)	498
ETF
Call - iShares US Real Estate ETF	$83.00	02/23/2015	2,926	(123)	(123)	—
Call - SPDR Dow Jones Industrial	$177.00	02/23/2015	18,263	(3,305)	(1,441)	1,864
Average ETF Trust
Call - SPDR S&P 500 ETF Trust	$204.00	02/23/2015	35,617	(8,778)	(5,527)	3,251
Call - SPDR S&P MidCap 400 ETF Trust $	265.00	02/23/2015	1,534	(327)	(462)	(135)
Call - Utilities Select Sector SPDR Fund	$49.00	02/23/2015	4,911	(368)	(230)	138
Total				$(20,592)	$(14,568)	$6,024

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Global Real Estate Securities Fund
January 31, 2015 (unaudited)

COMMON STOCKS - 98.16%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Holding Companies - Diversified - 1.41%			REITS (continued)
Wharf Holdings Ltd/The	5,022,880	$40,691	Paramount Group Inc (a)	909,552		$17,600
			Pebblebrook Hotel Trust	924,431		42,931
			Prologis Inc	1,812,015		81,794
Home Builders - 0.62%			Public Storage	215,446		43,270
Iida Group Holdings Co Ltd	1,450,200	18,037	Saul Centers Inc	217,332		12,407
			Scentre Group (a)	13,803,793		40,559
Leisure Products & Services - 0.30%			Simon Property Group Inc	975,967		193,886
Ardent Leisure Group	4,035,855	8,699	SL Green Realty Corp	548,262		69,081
			Spring Real Estate Investment Trust	19,142,000		9,234
			STORE Capital Corp	409,610		9,405
Lodging - 0.39%			Strategic Hotels & Resorts Inc (a)	1,769,034		23,740
Accor SA	227,219	11,297	Sun Communities Inc	308,100		20,868
			Sunstone Hotel Investors Inc	1,815,343		30,952
Real Estate - 20.61%			Taubman Centers Inc	290,102		23,774
Brookdale Senior Living Inc (a)	631,418	21,310	Unibail-Rodamco SE	114,368		32,213
CapitaLand Ltd	10,908,000	27,996	Urban Edge Properties	235,270		5,585
China Resources Land Ltd	6,529,111	16,703	Ventas Inc	1,045,053		83,406
Deutsche Wohnen AG	1,933,009	50,212	Vornado Realty Trust	489,640		54,076
Fabege AB	2,022,702	27,611	Wereldhave NV	325,293		23,405
Hongkong Land Holdings Ltd	6,115,753	45,288	Westfield Corp	2,322,524		17,717
Jones Lang LaSalle Inc	86,916	12,784	Workspace Group PLC	2,321,011		27,506
Kerry Properties Ltd	4,601,500	16,260	WP GLIMCHER Inc	413,378		7,308
LEG Immobilien AG	240,185	18,391				$2,149,784
Mitsubishi Estate Co Ltd	3,848,077	77,426	Storage & Warehousing - 0.42%
Mitsui Fudosan Co Ltd	2,938,793	74,298	Safestore Holdings PLC	2,966,684		12,063
New World Development Co Ltd	21,079,000	25,132
Nomura Real Estate Holdings Inc	1,081,800	18,203
Shimao Property Holdings Ltd	6,562,000	13,774	TOTAL COMMON STOCKS			$2,835,863
Sponda OYJ	3,256,038	14,996	INVESTMENT COMPANIES - 1.97%	Shares Held	Value	(000	's)
ST Modwen Properties PLC	1,571,640	9,885	Publicly Traded Investment Fund - 1.97%
Sun Hung Kai Properties Ltd	4,732,577	77,010	Morgan Stanley Institutional Liquidity Funds -	56,999,607		57,000
UNITE Group PLC/The	3,936,883	28,996	Government Portfolio
Wihlborgs Fastigheter AB	971,657	19,017
		$595,292	TOTAL INVESTMENT COMPANIES			$57,000
REITS - 74.41%			Total Investments			$2,892,863
American Realty Capital Properties Inc	1,744,648	16,164	Liabilities in Excess of Other Assets, Net - (0.13)%			$(3,885)
Apartment Investment & Management Co	1,107,013	44,126	TOTAL NET ASSETS - 100.00%			$2,888,978
Astro Japan Property Group	1,886,407	7,336
AvalonBay Communities Inc	392,890	67,966
Boardwalk Real Estate Investment Trust	461,760	22,287	(a) Non-Income Producing Security
Boston Properties Inc	454,535	63,089
Camden Property Trust	408,866	31,503
Canadian Real Estate Investment Trust	246,535	9,355	Portfolio Summary (unaudited)
CapitaMall Trust	14,113,000	21,771	Country			Percent
CBL & Associates Properties Inc	420,458	8,670	United States			57.22%
CubeSmart	1,928,715	47,524	Japan			9.58%
Daiwa Office Investment Corp	3,047	17,677	Hong Kong			8.68%
DDR Corp	1,422,583	27,883	United Kingdom			7.41%
Duke Realty Corp	1,690,415	36,902	Australia			5.98%
Education Realty Trust Inc	413,292	14,300	France			3.12%
EPR Properties	368,677	23,986	Germany			2.38%
Equity One Inc	1,012,613	27,584	Singapore			1.72%
Equity Residential	403,116	31,286	Sweden			1.62%
Essex Property Trust Inc	409,595	92,589	Canada			1.09%
Extra Space Storage Inc	517,722	34,170	Netherlands			0.81%
Federal Realty Investment Trust	246,592	35,452	Finland			0.52%
Federation Centres	9,146,888	21,454	Liabilities in Excess of Other Assets, Net			(0.13)%
First Industrial Realty Trust Inc	1,502,214	32,643	TOTAL NET ASSETS			100.00%
General Growth Properties Inc	1,946,207	58,736
Goodman Group	6,814,394	32,305
Great Portland Estates PLC	3,835,455	45,243
Hammerson PLC	1,894,817	19,607
Health Care REIT Inc	552,196	45,252
Host Hotels & Resorts Inc	2,578,521	59,022
Kenedix Office Investment Corp	4,862	28,873
Kenedix Residential Investment Corp	2,127	6,163
Kilroy Realty Corp	574,850	42,625
Klepierre	991,230	46,645
Land Securities Group PLC	3,694,645	70,812
Link REIT/The	993,000	6,717
Mirvac Group	30,082,287	44,995
Nippon Building Fund Inc	5,354	26,344
Nomura Real Estate Master Fund Inc	7,986	10,011

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2015 (unaudited)

	INVESTMENT COMPANIES - 1.10%	Shares Held Value (000's)			Principal
				BONDS (continued)	Amount (000's) Value (000's)
	Publicly Traded Investment Fund - 1.10%
	Goldman Sachs Financial Square Funds -	16,590,964	$16,591	Mortgage Backed Securities (continued)
	Government Fund			Freddie Mac REMICS (continued)
				6.50%, 08/15/2027	$131	$147
	TOTAL INVESTMENT COMPANIES		$16,591	Freddie Mac Strips
		Principal		1.86%, 10/15/2037(a)	87,329	6,505
BONDS	- 31.50%	Amount (000's) Value (000's)		1.91%, 02/15/2038(a)	73,050	5,247
				3.00%, 10/15/2027(a)	25,810	2,791
	Home Equity Asset Backed Securities - 0.92%			Ginnie Mae
	ACE Securities Corp Mortgage Loan Trust			0.52%, 04/16/2053(a)	31,693	1,105
	Series 2007-D1			0.59%, 01/16/2054(a)	50,276	2,692
	6.34%, 02/25/2038(a),(b)	$4,110	$4,003	0.70%, 08/16/2051(a)	101,736	6,104
	6.93%, 02/25/2038(b)	10,148	9,963	0.71%, 04/16/2047(a)	112,537	6,753
			$13,966	0.75%, 11/16/2045(a)	46,354	2,774
				0.75%, 05/16/2053(a)	66,610	4,384
	Mortgage Backed Securities - 30.34%			0.75%, 10/16/2053(a)	62,963	3,599
	BNPP Mortgage Securities LLC 2009-1			0.76%, 03/16/2049(a)	44,050	2,172
	Trust			0.79%, 06/16/2054(a)	75,422	3,889
	6.00%, 08/27/2037(b)	6,757	7,117
				0.80%, 12/16/2053(a)	120,955	7,621
	CFCRE Commercial Mortgage Trust 2011-			0.86%, 02/16/2053(a)	84,480	5,833
	C1			0.88%, 02/16/2053(a)	52,410	3,651
	5.54%, 04/15/2044(a),(b)	3,000	3,431
				0.89%, 02/16/2053(a)	96,180	7,460
	Citigroup Commercial Mortgage Trust 2013-			0.91%, 03/16/2052(a)	45,845	3,622
	GC17			0.91%, 04/16/2056(a)	43,560	3,302
	4.54%, 11/10/2046	10,363	11,641	0.92%, 04/16/2053(a)	35,996	2,456
	Citigroup Mortgage Loan Trust 2009-5			0.92%, 10/16/2054(a)	63,026	3,583
	6.95%, 10/25/2036(b)	1,910	2,201
				0.94%, 11/16/2052(a)	65,504	4,907
	Citigroup Mortgage Loan Trust 2010-8			0.96%, 02/16/2046(a)	68,081	4,614
	5.75%, 02/25/2036(b)	2,055	1,918
				0.96%, 06/16/2054(a)	33,753	2,111
	Citigroup Mortgage Loan Trust 2010-9			0.96%, 04/16/2056(a)	55,058	4,363
	4.25%, 01/25/2036(b)	3,823	3,918
				0.97%, 02/16/2053(a)	64,880	4,854
	Citigroup Mortgage Loan Trust 2013-J1			0.98%, 09/16/2053(a)	63,033	4,442
	3.50%, 10/25/2043(a),(b)	2,157	2,194
				1.02%, 06/16/2052(a)	52,920	3,523
	Citigroup Mortgage Loan Trust 2014-A			1.06%, 08/16/2053(a)	29,511	1,488
	5.43%, 01/25/2035(a),(b)	7,170	7,663
				1.19%, 09/16/2053(a)	42,450	2,512
	Credit Suisse First Boston Mortgage Securities			1.22%, 10/16/2053(a)	23,059	1,637
	Corp			1.24%, 12/16/2053(a)	19,629	1,419
	6.00%, 12/25/2033	2,997	3,241	2.60%, 09/16/2042(a)	9,099	9,486
	Fannie Mae Interest Strip
	7.00%, 04/25/2024(a)	78	16	2.75%, 02/16/2055	12,000	11,924
				2.90%, 02/16/2049(a)	5,900	6,088
	Fannie Mae REMICS
	0.77%, 04/25/2027(a)	18	18	3.00%, 05/16/2037	14,000	14,465
				3.00%, 01/16/2054(a)	4,365	4,697
	1.72%, 08/25/2044(a)	75,923	5,112
				3.05%, 01/16/2049(a)	6,982	7,260
	2.00%, 12/25/2042	5,614	5,035	3.50%, 04/20/2038(a)	14,249	1,514
	2.50%, 02/25/2028(a)	29,026	2,565
				3.50%, 10/20/2041(a)	23,906	3,284
	2.50%, 11/25/2041	8,708	8,881	3.50%, 05/20/2043(a)	18,670	3,469
	3.50%, 01/25/2028(a)	27,876	3,331
	3.50%, 06/25/2033(a)	28,905	3,666	3.50%, 07/16/2045	6,850	7,145
				4.00%, 09/16/2026(a)	13,545	1,352
	3.50%, 01/25/2040(a)	32,614	4,573
	3.50%, 02/25/2041(a)	15,654	2,353	4.00%, 02/20/2034	6,830	7,286
				4.00%, 04/20/2038(a)	13,793	1,181
	3.50%, 02/25/2043	2,211	2,361
	3.50%, 11/25/2042(a)	34,615	5,109	4.00%, 11/16/2038	1,394	1,466
				4.50%, 01/20/2038(a)	5,719	332
	4.00%, 06/25/2039	10,000	10,655
	6.50%, 02/25/2047	269	289	5.00%, 11/20/2039	7,500	8,341
	7.00%, 04/25/2032	1,923	2,218	GS Mortgage Securities Trust 2011-GC5
				5.31%, 08/10/2044(a),(b)	4,624	5,008
	9.00%, 05/25/2020	21	23
	Freddie Mac REMICS			JP Morgan Chase Commercial Mortgage
	1.07%, 02/15/2021(a)	12	12	Securities Trust 2013-C10
				3.37%, 12/15/2047(a)	7,800	8,151
	2.50%, 11/15/2032	8,413	8,470
	2.50%, 01/15/2043(a)	20,563	2,946	JP Morgan Chase Commercial Mortgage
	2.50%, 02/15/2043	4,365	4,344	Securities Trust 2013-C16
				4.94%, 12/15/2046(a)	8,000	9,122
	3.00%, 08/15/2028	4,936	5,141
	3.00%, 11/15/2030(a)	12,165	1,120	JPMBB Commercial Mortgage Securities
	3.00%, 02/15/2040	1,178	1,205	Trust 2014-C25
				4.45%, 11/15/2047(a)	5,000	5,243
	3.00%, 10/15/2042	3,155	3,287
	3.00%, 03/15/2043	8,774	9,096	LF Rothschild Mortgage Trust III
	3.50%, 01/15/2028(a)	15,411	1,812	9.95%, 09/01/2017	2	3
	3.50%, 04/15/2040	18,820	2,001	MASTR Alternative Loan Trust 2005-1
	3.50%, 10/15/2042(a)	11,210	2,191	6.00%, 02/25/2035	5,017	5,521
	4.00%, 06/15/2028(a)	6,144	269	Morgan Stanley Re-REMIC Trust 2010-R1
				2.51%, 07/26/2035(a),(b)	9,700	9,145
	4.00%, 01/15/2039(a)	10,503	779
	4.00%, 05/15/2039	4,825	5,098	New Residential Mortgage Loan Trust 2014-
	4.00%, 11/15/2042(a)	19,491	3,072	3
				4.75%, 11/25/2054(a),(b)	9,000	9,665
	4.50%, 12/15/2026	4,028	4,407
	4.50%, 05/15/2037(a)	5,855	6,163

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2015 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
			Federal Home Loan Mortgage Corporation (FHLMC)
Mortgage Backed Securities (continued)			(continued)
Springleaf Mortgage Loan Trust 2013-1
2.31%, 06/25/2058(a),(b)	$5,600	$5,491	5.50%, 05/01/2033	$21	$23
Springleaf Mortgage Loan Trust 2013-3			5.50%, 10/01/2033	29	33
3.79%, 09/25/2057 (a),(b)	4,800	4,834	5.50%, 12/01/2033	707	794
Structured Asset Sec Corp Mort Pass Through			5.50%, 10/01/2035	4,725	5,315
Certs Series 2004-3			5.50%, 07/01/2037	55	61
5.66%, 03/25/2034(a)	4,019	4,166	5.50%, 12/01/2037	3,654	4,129
WFRBS Commercial Mortgage Trust 2013-			5.50%, 04/01/2038	29	32
C14			5.50%, 05/01/2038	120	135
4.00%, 06/15/2046(a),(b)	2,500	2,390	6.00%, 04/01/2017	113	118
			6.00%, 04/01/2017	100	104
WFRBS Commercial Mortgage Trust 2014-			6.00%, 05/01/2017	120	125
C23
4.38%, 10/15/2057(a)	9,700	10,622	6.00%, 07/01/2017	7	7
WFRBS Commercial Mortgage Trust 2014-			6.00%, 01/01/2021	74	80
LC14			6.00%, 06/01/2028	14	16
4.34%, 03/15/2047(a)	8,000	8,387	6.00%, 05/01/2031	160	183
			6.00%, 10/01/2031	6	7
		$459,540	6.00%, 02/01/2032	25	28
Other Asset Backed Securities - 0.24%			6.00%, 09/01/2032	323	365
TAL Advantage V LLC			6.00%, 11/01/2033	612	699
3.33%, 05/20/2039(a),(b)	3,637	3,701	6.00%, 11/01/2033	703	800
			6.00%, 05/01/2034	2,226	2,531
TOTAL BONDS		$477,207	6.00%, 05/01/2034	1,829	2,047
U.S. GOVERNMENT & GOVERNMENT	Principal		6.00%, 09/01/2034	161	185
AGENCY OBLIGATIONS - 67.20%	Amount (000's) Value (000's)		6.00%, 02/01/2035	155	177
			6.00%, 10/01/2036(a)	116	132
Federal Home Loan Mortgage Corporation (FHLMC) -
18.64%			6.00%, 03/01/2037	184	208
2.04%, 03/01/2036(a)	$253	$262	6.00%, 05/01/2037	289	329
2.48%, 10/01/2032(a)	2	2	6.00%, 01/01/2038(a)	111	126
2.50%, 08/01/2027	2,656	2,753	6.00%, 03/01/2038	80	90
2.50%, 09/01/2027	8,517	8,829	6.00%, 04/01/2038	204	231
2.50%, 02/01/2028	8,257	8,560	6.00%, 07/01/2038	476	539
3.00%, 01/01/2027	7,614	8,057	6.00%, 10/01/2038	314	356
3.00%, 02/01/2027	7,989	8,446	6.00%, 09/01/2039	8,002	9,116
3.00%, 10/01/2042	11,314	11,710	6.50%, 11/01/2016	60	61
3.00%, 10/01/2042	9,093	9,448	6.50%, 06/01/2017	19	20
3.00%, 05/01/2043	8,375	8,686	6.50%, 12/01/2021	349	398
3.50%, 11/01/2026	5,265	5,633	6.50%, 04/01/2022	312	355
3.50%, 02/01/2032	8,424	8,947	6.50%, 05/01/2022	195	221
3.50%, 04/01/2032	7,177	7,624	6.50%, 08/01/2022	78	88
3.50%, 12/01/2041	4,381	4,674	6.50%, 05/01/2023	99	105
3.50%, 02/01/2042	3,132	3,307	6.50%, 07/01/2023	3	3
3.50%, 04/01/2042	1,282	1,353	6.50%, 01/01/2024	17	19
3.50%, 04/01/2042	12,522	13,224	6.50%, 07/01/2025	2	3
3.50%, 07/01/2042	13,629	14,451	6.50%, 07/01/2025	2	3
3.50%, 09/01/2042	9,589	10,121	6.50%, 09/01/2025	2	2
3.50%, 08/01/2043	9,247	9,849	6.50%, 09/01/2025	1	1
4.00%, 08/01/2026	4,765	5,092	6.50%, 10/01/2025	4	4
4.00%, 12/01/2040	8,626	9,385	6.50%, 10/01/2025	2	2
4.00%, 10/01/2041	5,983	6,449	6.50%, 04/01/2027	2	2
4.00%, 12/01/2041	7,671	8,418	6.50%, 03/01/2029	7	7
4.00%, 07/01/2042	5,081	5,576	6.50%, 03/01/2029	82	97
4.00%, 07/01/2043	6,609	7,249	6.50%, 04/01/2031	278	323
4.00%, 09/01/2044	7,826	8,587	6.50%, 06/01/2031	1	1
4.50%, 08/01/2033	784	851	6.50%, 10/01/2031	122	146
4.50%, 07/01/2039	2,775	3,056	6.50%, 01/01/2032	1,339	1,618
4.50%, 12/01/2040	6,966	7,570	6.50%, 02/01/2032	18	21
4.50%, 04/01/2041	8,298	9,307	6.50%, 04/01/2032	15	18
4.50%, 11/01/2043	8,064	9,048	6.50%, 04/01/2035	12	14
4.50%, 01/01/2044	8,766	9,792	6.50%, 02/01/2037	50	57
5.00%, 10/01/2025	139	153	7.00%, 07/01/2024	4	4
5.00%, 12/01/2032	108	120	7.00%, 01/01/2028	561	635
5.00%, 02/01/2033	1,179	1,301	7.00%, 06/01/2029	197	231
5.00%, 01/01/2034	1,066	1,179	7.00%, 01/01/2031	3	3
5.00%, 05/01/2034	231	255	7.00%, 04/01/2031	129	149
5.00%, 05/01/2035	258	286	7.00%, 10/01/2031	153	187
5.00%, 07/01/2035	6	7	7.00%, 04/01/2032	305	362
5.00%, 07/01/2035	114	126	7.50%, 12/01/2030	4	4
5.00%, 10/01/2035	21	23	7.50%, 02/01/2031	3	4
5.00%, 11/01/2035	922	1,025	7.50%, 02/01/2031	37	42
5.00%, 01/01/2040	6,370	7,074	8.00%, 08/01/2030	1	1
5.50%, 04/01/2018	61	64	8.00%, 12/01/2030	10	10
5.50%, 03/01/2029	1	2	8.50%, 04/01/2019	2	2

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			Federal National Mortgage Association (FNMA) (continued)
			5.00%, 02/01/2038	$3,357	$3,783
8.50%, 07/01/2029	$145	$162	5.00%, 03/01/2038	2,580	2,925
9.00%, 09/01/2021	1	1
9.00%, 01/01/2022	1	1	5.00%, 02/01/2040	13,251	15,035
			5.00%, 04/01/2040	1,460	1,642
		$282,439	5.00%, 05/01/2040	5,065	5,746
Federal National Mortgage Association (FNMA) - 33.69%			5.00%, 06/01/2040	2,479	2,761
2.00%, 10/01/2027	4,186	4,232	5.00%, 07/01/2041	7,019	7,887
2.00%, 10/01/2027	5,768	5,831	5.00%, 07/01/2041	14,779	16,769
2.00%, 02/01/2028	7,315	7,394	5.50%, 09/01/2017	5	5
2.00%, 08/01/2028	4,330	4,377	5.50%, 09/01/2017	43	46
2.25%, 12/01/2033(a)	150	159	5.50%, 12/01/2017	361	383
2.47%, 03/01/2028(a)	15	16	5.50%, 03/01/2018	52	55
2.50%, 06/01/2027	9,651	10,008	5.50%, 06/01/2019	11	11
2.50%, 05/01/2028	4,210	4,370	5.50%, 06/01/2019	14	14
2.50%, 05/01/2028	4,920	5,106	5.50%, 07/01/2019	14	14
2.63%, 11/01/2033(a)	11	11	5.50%, 07/01/2019	3	3
3.00%, 04/01/2027	7,252	7,674	5.50%, 07/01/2019	41	44
3.00%, 09/01/2034	4,423	4,619	5.50%, 07/01/2019	62	67
3.00%, 06/01/2042	8,460	8,763	5.50%, 08/01/2019	67	71
3.00%, 10/01/2042	8,652	9,000	5.50%, 08/01/2019	13	13
3.00%, 12/01/2042	8,879	9,225	5.50%, 09/01/2019	76	81
3.00%, 01/01/2043	8,932	9,280	5.50%, 06/01/2026	143	160
3.00%, 02/01/2043	8,372	8,686	5.50%, 05/01/2033	194	217
3.00%, 02/01/2043	9,310	9,690	5.50%, 07/01/2033	1,236	1,409
3.00%, 04/01/2043	10,986	11,400	5.50%, 09/01/2033	753	858
3.50%, 02/01/2042	9,840	10,544	5.50%, 02/01/2035	2,841	3,218
3.50%, 03/01/2042	5,152	5,449	5.50%, 02/01/2037	18	20
3.50%, 06/01/2042	5,401	5,736	5.50%, 12/01/2037	1,811	2,041
3.50%, 07/01/2042	6,159	6,542	5.50%, 03/01/2038	468	535
3.50%, 07/01/2042	8,246	8,800	5.50%, 03/01/2038	689	784
3.50%, 09/01/2042	14,026	14,969	5.50%, 06/01/2040	3,832	4,320
3.50%, 11/01/2042	8,444	9,011	6.00%, 12/01/2016	146	150
4.00%, 05/01/2025	3,774	4,016	6.00%, 01/01/2017	3	3
4.00%, 01/01/2034	2,651	2,860	6.00%, 04/01/2017	22	23
4.00%, 08/01/2039	6,884	7,377	6.00%, 08/01/2017	313	326
4.00%, 09/01/2040	5,278	5,745	6.00%, 08/01/2018	220	232
4.00%, 01/01/2041	8,621	9,243	6.00%, 12/01/2022	27	30
4.00%, 01/01/2041	7,653	8,204	6.00%, 03/01/2029	87	100
4.00%, 04/01/2041	5,072	5,435	6.00%, 08/01/2031	506	573
4.00%, 04/01/2041	6,081	6,519	6.00%, 12/01/2031	2	3
4.00%, 11/01/2041	7,835	8,396	6.00%, 12/01/2031	4	5
4.00%, 02/01/2042	3,902	4,272	6.00%, 01/01/2032	450	507
4.00%, 04/01/2042	9,156	9,812	6.00%, 11/01/2032	18	21
4.00%, 03/01/2043	7,321	7,965	6.00%, 04/01/2033	366	407
4.00%, 08/01/2043	7,332	8,045	6.00%, 02/01/2034	448	512
4.00%, 08/01/2043	12,375	13,578	6.00%, 03/01/2034	636	725
4.00%, 10/01/2043	9,228	10,097	6.00%, 09/01/2034	1,291	1,445
4.00%, 04/01/2044	4,701	5,161	6.00%, 11/01/2037	237	270
4.00%, 08/01/2044	15,584	17,107	6.00%, 02/01/2038	245	281
4.00%, 08/01/2044	6,315	6,984	6.00%, 03/01/2038	128	147
4.50%, 12/01/2019	71	75	6.00%, 08/01/2038	1,331	1,527
4.50%, 01/01/2020	280	296	6.00%, 04/01/2039	1,392	1,617
4.50%, 09/01/2025	4,371	4,724	6.50%, 06/01/2016	1	1
4.50%, 07/01/2039	2,753	3,036	6.50%, 09/01/2024	392	446
4.50%, 07/01/2039	5,982	6,597	6.50%, 08/01/2028	73	83
4.50%, 09/01/2039	3,576	3,944	6.50%, 11/01/2028	95	108
4.50%, 01/01/2041	13,957	15,489	6.50%, 12/01/2028	44	51
4.50%, 03/01/2041	6,404	7,067	6.50%, 02/01/2029	33	38
4.50%, 08/01/2041	5,232	5,873	6.50%, 03/01/2029	55	63
4.50%, 09/01/2043	7,242	8,143	6.50%, 04/01/2029	28	32
4.50%, 09/01/2043	11,323	12,732	6.50%, 06/01/2031	81	92
4.50%, 09/01/2043	6,135	6,899	6.50%, 06/01/2031	75	85
4.50%, 10/01/2043	3,240	3,623	6.50%, 06/01/2031	160	181
4.50%, 11/01/2043	10,187	11,454	6.50%, 09/01/2031	6	7
4.50%, 09/01/2044	8,912	10,021	6.50%, 12/01/2031	6	7
5.00%, 01/01/2018	44	47	6.50%, 01/01/2032	35	40
5.00%, 11/01/2018	248	261	6.50%, 04/01/2032	443	511
5.00%, 04/01/2019	65	69	6.50%, 04/01/2032	23	26
5.00%, 01/01/2026	162	179	6.50%, 08/01/2032	176	212
5.00%, 04/01/2035	293	330	6.50%, 11/01/2032	232	258
5.00%, 05/01/2035	189	209	6.50%, 11/01/2032	87	93
5.00%, 07/01/2035	64	71	6.50%, 11/01/2032	482	544

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
			Government National Mortgage Association (GNMA)
Federal National Mortgage Association (FNMA) (continued)			(continued)
6.50%, 02/01/2033	$375	$429
6.50%, 07/01/2034	754	909	6.00%, 09/20/2025	$24	$27
			6.00%, 04/20/2026	83	95
6.50%, 04/01/2036	14	16	6.00%, 10/20/2028	13	14
6.50%, 08/01/2036	185	215	6.00%, 02/20/2029	133	155
6.50%, 08/01/2036	109	127	6.00%, 05/20/2032 (a)	390	450
6.50%, 10/01/2036	80	91	6.00%, 08/15/2032	42	48
6.50%, 11/01/2036	78	89
6.50%, 07/01/2037	40	48	6.00%, 09/15/2032	198	224
			6.00%, 02/15/2033	29	33
6.50%, 07/01/2037	57	70	6.00%, 07/20/2033	1,582	1,823
6.50%, 08/01/2037	964	1,104
6.50%, 08/01/2037	93	109	6.00%, 08/15/2038	400	461
			6.50%, 09/15/2023	14	16
6.50%, 01/01/2038	14	16	6.50%, 09/15/2023	26	30
6.50%, 02/01/2038	42	51
6.50%, 05/01/2038	17	20	6.50%, 09/15/2023	14	16
			6.50%, 09/15/2023	16	18
7.00%, 05/01/2022	22	25	6.50%, 10/15/2023	26	30
7.00%, 08/01/2028	103	121
7.00%, 12/01/2028	98	114	6.50%, 11/15/2023	5	6
			6.50%, 12/15/2023	8	10
7.00%, 04/01/2029	30	30	6.50%, 12/15/2023	17	19
7.00%, 07/01/2029	102	121
7.00%, 11/01/2031	422	461	6.50%, 12/15/2023	30	35
			6.50%, 12/15/2023	36	41
7.00%, 07/01/2032	192	217	6.50%, 01/15/2024	15	18
7.50%, 12/01/2024	143	158
7.50%, 07/01/2029	31	32	6.50%, 01/15/2024	23	26
			6.50%, 01/15/2024	3	4
7.50%, 02/01/2030	92	103	6.50%, 01/15/2024	22	25
7.50%, 01/01/2031	2	3
7.50%, 08/01/2032	19	22	6.50%, 01/15/2024	45	51
			6.50%, 01/15/2024	8	10
8.00%, 05/01/2022	1	1	6.50%, 01/15/2024	8	9
8.50%, 02/01/2023	1	1
8.50%, 09/01/2025	2	2	6.50%, 03/15/2024	42	48
			6.50%, 04/15/2024	21	24
9.00%, 09/01/2030	35	41	6.50%, 04/20/2024	13	15
		$510,292	6.50%, 07/15/2024	55	63
Government National Mortgage Association (GNMA) -			6.50%, 01/15/2026	11	13
9.82%			6.50%, 03/15/2026	16	18
3.00%, 11/15/2042	10,517	10,966	6.50%, 07/20/2026	4	5
3.00%, 11/15/2042	7,971	8,282	6.50%, 10/20/2028	13	16
3.00%, 12/15/2042	8,550	8,883	6.50%, 03/20/2031	108	129
3.00%, 02/15/2043	8,706	9,078	6.50%, 04/20/2031	84	101
3.50%, 11/15/2041	5,122	5,430	6.50%, 07/15/2031	2	3
3.50%, 12/20/2041	7,182	7,600	6.50%, 10/15/2031	17	20
3.50%, 07/15/2042	9,288	9,839	6.50%, 07/15/2032	8	9
3.50%, 08/20/2042	8,204	8,750	6.50%, 05/20/2034	680	816
3.50%, 06/20/2043	8,623	9,213	6.80%, 04/20/2025	46	48
3.50%, 08/15/2043	11,006	11,764	7.00%, 11/15/2022	7	7
4.00%, 08/15/2041	7,347	8,034	7.00%, 11/15/2022	15	15
4.00%, 02/20/2043	4,366	4,663	7.00%, 12/15/2022	43	47
4.00%, 03/15/2044	7,076	7,760	7.00%, 12/15/2022	8	8
4.50%, 10/15/2039	5,556	6,182	7.00%, 01/15/2023	11	11
4.50%, 09/20/2041	6,738	7,336	7.00%, 01/15/2023	8	8
5.00%, 02/15/2034	266	295	7.00%, 01/15/2023	18	19
5.00%, 10/15/2039	5,263	5,923	7.00%, 02/15/2023	24	24
5.00%, 06/20/2041	4,355	4,871	7.00%, 07/15/2023	16	16
5.50%, 07/20/2033	2,143	2,436	7.00%, 07/15/2023	21	22
5.50%, 03/20/2034	2,133	2,402	7.00%, 07/15/2023	10	11
5.50%, 05/20/2035	240	270	7.00%, 08/15/2023	19	21
5.50%, 01/15/2039	344	388	7.00%, 10/15/2023	17	19
5.50%, 01/15/2039	644	725	7.00%, 12/15/2023	19	21
6.00%, 10/15/2023	166	187	7.00%, 12/15/2023	25	27
6.00%, 11/15/2023	51	58	7.00%, 01/15/2026	13	13
6.00%, 11/15/2023	22	25	7.00%, 01/15/2027	25	28
6.00%, 12/15/2023	2	3	7.00%, 10/15/2027	9	9
6.00%, 12/15/2023	27	31	7.00%, 10/15/2027	2	3
6.00%, 12/15/2023	25	29	7.00%, 10/15/2027	2	2
6.00%, 01/15/2024	15	17	7.00%, 11/15/2027	26	26
6.00%, 01/20/2024	7	8	7.00%, 12/15/2027	2	2
6.00%, 02/15/2024	18	21	7.00%, 12/15/2027	7	7
6.00%, 02/15/2024	33	37	7.00%, 02/15/2028	1	1
6.00%, 02/15/2024	28	32	7.00%, 04/15/2028	20	20
6.00%, 03/15/2024	17	19	7.00%, 04/15/2028	3	3
6.00%, 04/20/2024	35	39	7.00%, 06/15/2028	155	175
6.00%, 05/20/2024	28	32	7.00%, 12/15/2028	79	90
6.00%, 05/20/2024	21	23	7.00%, 01/15/2029	57	64
6.00%, 10/20/2024	13	14	7.00%, 03/15/2029	42	44

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)
(continued)			U.S. 0.00%, Treasury 05/15/2020 Strip - 0.42% (c),(d)	$6,800	$6,362
7.00%, 04/15/2029	$191	$216
7.00%, 04/15/2029	21	21
7.00%, 05/15/2031	11	14	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
7.00%, 06/20/2031	77	95	OBLIGATIONS		$1,018,026
7.00%, 07/15/2031	2	2	Total Investments		$1,511,824
7.00%, 09/15/2031	3	3	Other Assets in Excess of Liabilities, Net - 0.20%		$3,018
7.25%, 09/15/2025	25	25	TOTAL NET ASSETS - 100.00%		$1,514,842
7.50%, 04/15/2017	7	7
7.50%, 04/15/2017	6	6
7.50%, 04/15/2017	2	2	(a) Variable Rate. Rate shown is in effect at January 31, 2015.
7.50%, 07/15/2018	6	6	(b)	Security exempt from registration under Rule 144A of the Securities Act of
7.50%, 12/15/2021	24	24	1933. These securities may be resold in transactions exempt from
7.50%, 02/15/2022	8	8	registration, normally to qualified institutional buyers. At the end of the
7.50%, 03/15/2022	2	2	period, the value of these securities totaled $82,642 or 5.46% of net assets.
7.50%, 03/15/2022	10	10	(c) Non-Income Producing Security
7.50%, 04/15/2022	26	26	(d) Security is a Principal Only Strip.
7.50%, 04/15/2022	7	7
7.50%, 04/15/2022	7	7
7.50%, 05/15/2022	11	11	Portfolio Summary (unaudited)
7.50%, 07/15/2022	28	28	Sector		Percent
7.50%, 08/15/2022	25	25	Mortgage Securities		92.49%
7.50%, 08/15/2022	2	2	Government		5.05%
7.50%, 08/15/2022	5	6	Asset Backed Securities		1.16%
7.50%, 08/15/2022	16	16	Exchange Traded Funds		1.10%
7.50%, 02/15/2023	10	11	Other Assets in Excess of Liabilities, Net		0.20%
7.50%, 05/15/2023	14	14	TOTAL NET ASSETS		100.00%
7.50%, 05/15/2023	4	4
7.50%, 05/15/2023	24	24
7.50%, 06/15/2023	16	17
7.50%, 10/15/2023	4	4
7.50%, 11/15/2023	13	13
7.50%, 03/15/2024	22	25
7.50%, 08/15/2024	1	1
7.50%, 05/15/2027	17	18
7.50%, 05/15/2027	7	7
7.50%, 06/15/2027	11	11
7.50%, 08/15/2029	91	103
7.50%, 09/15/2029	21	21
7.50%, 09/15/2029	40	41
7.50%, 10/15/2029	67	77
7.50%, 11/15/2029	51	52
7.50%, 11/15/2029	83	88
8.00%, 12/15/2016	1	1
8.00%, 05/15/2017	1	1
8.00%, 06/15/2017	3	3
8.00%, 06/15/2017	1	1
8.00%, 02/15/2022	27	29
8.00%, 04/15/2022	17	19
8.00%, 12/15/2030	8	10
9.00%, 11/15/2021	63	71
9.50%, 07/15/2017	12	12
9.50%, 10/15/2017	5	5
9.50%, 11/15/2017	5	5
9.50%, 09/20/2018	33	34
9.50%, 09/15/2020	8	8
9.50%, 12/20/2020	18	18
9.50%, 01/20/2021	1	1
9.50%, 02/20/2021	1	1
9.50%, 08/15/2021	64	75
		$148,844

U.S. Treasury - 4.63%
1.75%, 10/31/2018	14,500	14,907
2.25%, 11/30/2017	5,900	6,147
3.13%, 05/15/2021	25,700	28,322
4.25%, 11/15/2040	7,400	10,400
6.25%, 08/15/2023	7,500	10,313
		$70,089

See accompanying notes

Schedule of Investments
High Yield Fund
January 31, 2015 (unaudited)

	COMMON STOCKS - 0.00%	Shares Held	Value	(000	's)			Principal
							BONDS (continued)	Amount (000's) Value (000's)
	Biotechnology - 0.00%
	Neuro-Hitech Inc (a),(b)	250,000		$—			Automobile Parts & Equipment - 1.47%
							Dana Holding Corp
							5.38%, 09/15/2021		$8,085	$8,307
	Commercial Services - 0.00%						5.50%, 12/15/2024		8,870	8,992
	Network Holding Co KSCC (a),(c)	393,257		—
							6.00%, 09/15/2023		8,135	8,461
							6.75%, 02/15/2021		3,251	3,454
	Computers - 0.00%						Gestamp Funding Luxembourg SA
	SONICblue Inc (a),(c)	10,000,000		—			5.63%, 05/31/2020(d)		5,481	5,536
							Lear Corp
							5.25%, 01/15/2025		16,845	17,182
	Energy - Alternate Sources - 0.00%						Rhino Bondco S.P.A
	Ogden Corp (a),(b),(c)	5,000,000		—			7.25%, 11/15/2020(d)	EUR	1,000	1,164
										$53,096
	Semiconductors - 0.00%
	Tower Semiconductor Ltd - Warrants (a),(b),(c)	225,800		—		Banks	- 3.49%
	Tower Semiconductor Ltd - Warrants (a),(b),(c)	3,821,912		—			Barclays PLC
							8.25%, 12/29/2049(e)		$29,160	30,394
				$—			CIT Group Inc
	TOTAL COMMON STOCKS			$—			3.88%, 02/19/2019		22,620	22,563
	INVESTMENT COMPANIES - 5.34%	Shares Held	Value	(000	's)		Deutsche Bank AG
	Publicly Traded Investment Fund - 5.34%						7.50%, 12/29/2049(e)		8,250	8,039
	JP Morgan US Government Money Market	193,567,221		193,567			ING Bank NV
	Fund						5.80%, 09/25/2023(d)		18,700	21,374
							JP Morgan Chase & Co
							5.00%, 12/29/2049(e)		27,925	27,646
	TOTAL INVESTMENT COMPANIES			$193,567
	PREFERRED STOCKS - 0.68%	Shares Held	Value	(000	's)		Wells Fargo & Co
							5.87%, 12/31/2049(e)		13,765	14,384
	Diversified Financial Services - 0.68%						5.90%, 12/29/2049(e)		2,000	2,055
	Ally Financial Inc (d)	24,545		24,546						$126,455

	TOTAL PREFERRED STOCKS			$24,546			Beverages - 0.79%
		Principal					Constellation Brands Inc
BONDS	- 84.43%	Amount (000's)	Value	(000	's)		3.75%, 05/01/2021		12,325	12,448
							4.25%, 05/01/2023		15,780	16,175
	Advertising - 0.09%									$28,623
	Outfront Media Capital LLC / Outfront Media
	Capital Corp						Building Materials - 0.94%
	5.25%, 02/15/2022(d)	$3,060		$3,167			Boise Cascade Co
							6.38%, 11/01/2020		7,920	8,316
							Cemex SAB de CV
	Aerospace & Defense - 0.20%						7.25%, 01/15/2021(d)		15,285	15,782
	Air 2 US						Norbord Inc
	8.63%, 10/01/2020(c),(d)	7,013		7,363			5.38%, 12/01/2020(d)		10,175	9,870
										$33,968

	Agriculture - 0.62%						Chemicals - 1.92%
	Pinnacle Operating Corp						Aruba Investments Inc
	9.00%, 11/15/2020(d)	22,113		22,555			8.75%, 02/15/2023(d),(f)		10,210	10,363
							Axiall Corp
	Airlines - 0.23%						4.88%, 05/15/2023		10,347	10,088
	Northwest Airlines 1999-2 Class B Pass						Cornerstone Chemical Co
	Through Trust						9.38%, 03/15/2018(d)		9,815	9,938
	7.95%, 09/01/2016(c)	1,564		1,550			Eagle Spinco Inc
	United Airlines 2014-1 Class B Pass Through						4.63%, 02/15/2021		14,335	14,156
	Trust						NOVA Chemicals Corp
	4.75%, 04/11/2022(c)	3,500		3,448			5.00%, 05/01/2025(d)		8,760	9,088
	US Airways 2001-1G Pass Through Trust						5.25%, 08/01/2023(d)		15,575	16,101
	7.08%, 09/20/2022(c)	3,036		3,332						$69,734
				$8,330			Commercial Services - 0.10%
	Automobile Manufacturers - 2.31%						TMS International Corp
	Chrysler Group LLC / CG Co-Issuer Inc						7.63%, 10/15/2021(d)		3,500	3,482
	8.00%, 06/15/2019	7,420		7,800
	General Motors Financial Co Inc						Computers - 1.27%
	3.15%, 01/15/2020	14,790		14,989			Compiler Finance Sub Inc
	Jaguar Land Rover Automotive PLC						7.00%, 05/01/2021(d)		12,770	10,982
	4.13%, 12/15/2018(d)	11,130		11,387			IHS Inc
	4.25%, 11/15/2019(d)	12,880		13,106			5.00%, 11/01/2022(d)		3,065	3,090
	5.63%, 02/01/2023(d)	8,780		9,417			NCR Corp
	8.13%, 05/15/2021(d)	5,440		6,011			4.63%, 02/15/2021		24,423	23,935
	Navistar International Corp						5.88%, 12/15/2021		7,825	8,079
	8.25%, 11/01/2021	21,650		21,136						$46,086
				$83,846

See accompanying notes

Schedule of Investments
High Yield Fund
January 31, 2015 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's) Value (000's)				BONDS (continued)	Amount (000's) Value (000's)

Consumer Products - 0.07%					Entertainment (continued)
Spectrum Brands Inc					DreamWorks Animation SKG Inc
6.13%, 12/15/2024(d)		$2,365	$2,466		6.88%, 08/15/2020(d)	$13,595	$13,527
					Peninsula Gaming LLC / Peninsula Gaming
					Corp
Distribution & Wholesale - 0.51%					8.38%, 02/15/2018(d)	16,680	17,430
HD Supply Inc
5.25%, 12/15/2021(d)		2,525	2,601		WMG Holdings Corp
7.50%, 07/15/2020		15,120	15,838		13.75%, 10/01/2019	8,435	9,363
			$18,439				$83,457
				Food	- 0.41%
Diversified Financial Services - 4.37%					Ingles Markets Inc
Aircastle Ltd
4.63%, 12/15/2018		3,915	4,003		5.75%, 06/15/2023	10,265	10,367
					Smithfield Foods Inc
5.13%, 03/15/2021		17,575	17,795		5.25%, 08/01/2018(d)	4,339	4,426
5.50%, 02/15/2022		5,165	5,321
7.63%, 04/15/2020		8,050	9,056				$14,793
Consolidated Energy Finance SA					Forest Products & Paper - 2.12%
6.75%, 10/15/2019(d)		7,753	7,443		Mercer International Inc
Credit Acceptance Corp					7.75%, 12/01/2022(d)	10,580	10,871
6.13%, 02/15/2021(d)		32,150	32,150		Resolute Forest Products Inc
Denali Borrower LLC / Denali Finance Corp					5.88%, 05/15/2023	15,665	14,960
5.63%, 10/15/2020(d)		19,740	21,122		Sappi Papier Holding GmbH
E*TRADE Financial Corp					7.50%, 06/15/2032(d)	17,625	16,391
5.38%, 11/15/2022		3,523	3,699		7.75%, 07/15/2017(d)	5,000	5,369
Fly Leasing Ltd					8.38%, 06/15/2019(d)	11,287	12,077
6.38%, 10/15/2021		20,730	20,315		Tembec Industries Inc
Icahn Enterprises LP / Icahn Enterprises					9.00%, 12/15/2019(d)	9,430	9,312
Finance Corp					Verso Paper Holdings LLC / Verso Paper Inc
5.88%, 02/01/2022		11,100	11,350		11.75%, 01/15/2019	7,920	7,742
OneMain Financial Holdings Inc							$76,722
7.25%, 12/15/2021(d)		12,140	12,534
Springleaf Finance Corp					Healthcare - Products - 1.16%
5.25%, 12/15/2019		13,650	13,634		ConvaTec Finance International SA
					8.25%, PIK 9.00%, 01/15/2019(d),(g)	24,165	24,392
			$158,422
					ConvaTec Healthcare E SA
Electric - 2.33%					10.50%, 12/15/2018(d)	300	316
Dynegy Finance I Inc / Dynegy Finance II					Kinetic Concepts Inc / KCI USA Inc
Inc					10.50%, 11/01/2018	3,560	3,907
6.75%, 11/01/2019(d)		5,500	5,651		Universal Hospital Services Inc
7.38%, 11/01/2022(d)		15,610	16,118		7.63%, 08/15/2020	15,410	13,484
Elwood Energy LLC							$42,099
8.16%, 07/05/2026		7,296	7,861
Energy Future Intermediate Holding Co LLC /					Healthcare - Services - 4.61%
EFIH Finance Inc					Centene Corp
0.00%, 03/01/2022(a),(d),(e)		8,762	10,646		4.75%, 05/15/2022	14,700	14,920
Indiantown Cogeneration LP					5.75%, 06/01/2017	14,793	15,662
9.77%, 12/15/2020		3,619	4,144		Fresenius Medical Care US Finance II Inc
					4.75%, 10/15/2024(d)	7,770	8,178
Miran Mid-Atlantic Series C Pass Through					5.88%, 01/31/2022(d)	7,825	8,735
Trust
10.06%, 12/30/2028		18,968	20,295		Fresenius Medical Care US Finance Inc
					6.50%, 09/15/2018(d)	4,895	5,409
NRG Energy Inc
6.25%, 05/01/2024(d)		6,760	6,743		HCA Holdings Inc
8.25%, 09/01/2020		12,375	13,118		6.25%, 02/15/2021	2,480	2,691
			$84,576		HCA Inc
					4.75%, 05/01/2023	21,400	22,416
Electronics - 0.60%					5.00%, 03/15/2024	17,315	18,527
Sanmina Corp					5.25%, 04/15/2025	3,915	4,267
4.38%, 06/01/2019(d)		1,940	1,911		5.38%, 02/01/2025	2,220	2,281
Viasystems Inc					5.88%, 03/15/2022	12,015	13,397
7.88%, 05/01/2019(d)		18,685	19,736		LifePoint Hospitals Inc
			$21,647		5.50%, 12/01/2021	8,390	8,820
					MPH Acquisition Holdings LLC
Engineering & Construction - 0.32%					6.63%, 04/01/2022(d)	15,920	16,517
Aguila 3 SA
7.88%, 01/31/2018(d)		8,070	7,949		WellCare Health Plans Inc
Astaldi SpA					5.75%, 11/15/2020	24,175	25,082
7.13%, 12/01/2020(d)	EUR	3,150	3,728				$166,902
			$11,677		Holding Companies - Diversified - 0.62%
					Alphabet Holding Co Inc
Entertainment - 2.30%					7.75%, 11/01/2017	9,020	7,825
CCM Merger Inc
9.13%, 05/01/2019(d)		$21,383	23,094		Nielsen Co Luxembourg SARL/The
					5.50%, 10/01/2021(d)	14,355	14,750
Cinemark USA Inc
4.88%, 06/01/2023		20,905	20,043				$22,575

See accompanying notes

Schedule of Investments
High Yield Fund
January 31, 2015 (unaudited)

		Principal				Principal
	BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

	Home Builders - 2.34%				Media (continued)
	Beazer Homes USA Inc				Norcell Sweden Holding 2 AB
	6.63%, 04/15/2018		$2,646	$2,732	10.75%, 09/29/2019(d)	EUR	910	$1,141
	Lennar Corp				Numericable-SFR
	4.13%, 12/01/2018		14,125	14,054	6.00%, 05/15/2022(d)		$18,145	18,561
	4.50%, 11/15/2019		8,300	8,300	RCN Telecom Services LLC / RCN Capital
	4.75%, 11/15/2022(e)		21,880	21,749	Corp
	WCI Communities Inc				8.50%, 08/15/2020(d)		16,475	17,484
	6.88%, 08/15/2021		19,855	19,805	TVN Finance Corp III AB
	Woodside Homes Co LLC / Woodside Homes				7.38%, 12/15/2020(d)	EUR	2,750	3,436
	Finance Inc				Unitymedia Hessen GmbH & Co KG /
	6.75%, 12/15/2021(d)		18,625	18,090	Unitymedia NRW GmbH
				$84,730	5.50%, 01/15/2023(d)		$16,650	17,274
					Unitymedia KabelBW GmbH
	Insurance - 2.33%				6.13%, 01/15/2025(d)		7,640	8,041
	Liberty Mutual Group Inc				Univision Communications Inc
	7.00%, 03/07/2067(d),(e)		19,172	19,603
					6.75%, 09/15/2022(d)		4,516	4,911
	Voya Financial Inc				6.88%, 05/15/2019(d)		6,735	7,021
	5.65%, 05/15/2053(e)		55,235	55,511
					8.50%, 05/15/2021(d)		11,896	12,759
	XLIT Ltd				WideOpenWest Finance LLC /
	6.50%, 12/31/2049(e)		10,462	9,416
					WideOpenWest Capital Corp
				$84,530	13.38%, 10/15/2019		31,030	32,271
	Internet - 1.46%				10.25%, 07/15/2019		3,180	3,275
	Equinix Inc				Ziggo Bond Finance BV
	5.38%, 01/01/2022		15,065	15,592	4.63%, 01/15/2025(d)	EUR	1,500	1,725
	United Group BV							$252,065
	7.88%, 11/15/2020(d)	EUR	12,000	14,527
					Metal Fabrication & Hardware - 0.29%
	Zayo Group LLC / Zayo Capital Inc				Wise Metals Intermediate Holdings LLC/Wise
	6.00%, 04/01/2023(d)		$7,730	7,769
					Holdings Finance Corp
	10.13%, 07/01/2020		13,286	14,914	9.75%, PIK 10.50%, 06/15/2019(d),(g)		$10,055	10,658
				$52,802

	Iron & Steel - 2.16%				Mining - 1.23%
	ArcelorMittal				FMG Resources August 2006 Pty Ltd
	7.50%, 10/15/2039		40,810	42,239	6.88%, 02/01/2018(d)		5,933	5,741
	Commercial Metals Co				6.88%, 04/01/2022(d)		8,180	6,421
	4.88%, 05/15/2023		23,670	22,368	8.25%, 11/01/2019(d)		17,720	15,726
	Signode Industrial Group Lux SA/Signode				Midwest Vanadium Pty Ltd
	Industrial Group US Inc				0.00%, 02/15/2018(a),(d)		11,225	1,628
	6.38%, 05/01/2022(d)		14,455	13,732
					St Barbara Ltd
				$78,339	8.88%, 04/15/2018(d)		15,120	12,020
	Leisure Products & Services - 0.28%				Taseko Mines Ltd
	NCL Corp Ltd				7.75%, 04/15/2019		4,535	3,175
	5.25%, 11/15/2019(d)		10,175	10,302				$44,711
					Oil & Gas - 9.54%
	Lodging - 0.72%				Baytex Energy Corp
	MGM Resorts International				5.13%, 06/01/2021(d)		7,195	6,242
	6.00%, 03/15/2023		8,505	8,590	California Resources Corp
	6.63%, 12/15/2021		6,290	6,604	5.00%, 01/15/2020(d)		9,640	8,314
	7.75%, 03/15/2022		1,600	1,772	Carrizo Oil & Gas Inc
	10.00%, 11/01/2016		8,205	9,108	7.50%, 09/15/2020		11,460	11,173
					7.50%, 09/15/2020(d)		2,815	2,745
				$26,074
					8.63%, 10/15/2018		17,745	17,772
	Machinery - Construction & Mining - 0.21%				Chaparral Energy Inc
	Vander Intermediate Holding II Corp				7.63%, 11/15/2022		18,979	11,008
	9.75%, PIK 10.50%, 02/01/2019(d),(g)		7,930	7,732	9.88%, 10/01/2020		7,360	4,342
					Chesapeake Energy Corp
Media	- 6.96%				4.88%, 04/15/2022		14,585	14,384
	Cablevision Systems Corp				6.13%, 02/15/2021		5,525	5,829
	8.00%, 04/15/2020		10,875	12,262	Denbury Resources Inc
	CSC Holdings LLC				5.50%, 05/01/2022		21,285	18,731
	6.75%, 11/15/2021		4,685	5,247	EP Energy LLC / Everest Acquisition Finance
	Cumulus Media Holdings Inc				Inc
	7.75%, 05/01/2019		5,907	6,025	9.38%, 05/01/2020		19,070	19,213
	DISH DBS Corp				Halcon Resources Corp
	5.88%, 07/15/2022		22,230	22,452	8.88%, 05/15/2021		7,085	4,711
	5.88%, 11/15/2024(d)		11,890	11,949	9.25%, 02/15/2022		6,000	3,960
	6.75%, 06/01/2021		39,050	42,418	9.75%, 07/15/2020		9,785	6,531
	7.88%, 09/01/2019		19,500	22,133	Kodiak Oil & Gas Corp
	Network Communications Inc				5.50%, 01/15/2021		16,200	16,362
	8.60%, 01/14/2020(c),(d)		3,322	1,680	5.50%, 02/01/2022		5,315	5,368
					8.13%, 12/01/2019		12,060	12,271

See accompanying notes

Schedule of Investments
High Yield Fund
January 31, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)				Pharmaceuticals - 1.92%
Linn Energy LLC / Linn Energy Finance				Grifols Worldwide Operations Ltd
Corp				5.25%, 04/01/2022(d)	$9,100	$9,237
6.25%, 11/01/2019(e)	$9,585	$7,309		Par Pharmaceutical Cos Inc
6.50%, 05/15/2019	13,210	10,271		7.38%, 10/15/2020	12,350	12,999
6.50%, 09/15/2021	17,245	12,675		Salix Pharmaceuticals Ltd
Northern Blizzard Resources Inc				6.00%, 01/15/2021(d)	19,835	21,124
7.25%, 02/01/2022(d)	13,414	11,134		Valeant Pharmaceuticals International
Oasis Petroleum Inc				5.50%, 03/01/2023(d)	5,375	5,509
6.50%, 11/01/2021	3,655	3,335		6.75%, 08/15/2018(d)	3,000	3,191
6.88%, 03/15/2022	5,645	5,197		7.50%, 07/15/2021(d)	15,865	17,372
6.88%, 01/15/2023	11,425	10,454				$69,432
Ocean Rig UDW Inc
7.25%, 04/01/2019(d)	24,430	15,879		Pipelines - 0.70%
Pacific Drilling SA				Energy Transfer Equity LP
5.38%, 06/01/2020(d)	6,956	5,200		5.88%, 01/15/2024	7,960	8,260
PDC Energy Inc				Sabine Pass Liquefaction LLC
				5.63%, 02/01/2021(e)	10,410	10,423
7.75%, 10/15/2022	24,945	24,072
QEP Resources Inc				6.25%, 03/15/2022	4,915	5,093
5.25%, 05/01/2023	13,091	12,404		Targa Resources Partners LP / Targa
RKI Exploration & Production LLC / RKI				Resources Partners Finance Corp
				4.13%, 11/15/2019(d)	1,505	1,468
Finance Corp
8.50%, 08/01/2021(d)	19,702	16,353				$25,244
Seadrill Ltd				Real Estate - 0.48%
6.13%, 09/15/2017(d)	13,470	11,214		Crescent Resources LLC / Crescent Ventures
Seventy Seven Energy Inc				Inc
6.50%, 07/15/2022	20,020	7,958		10.25%, 08/15/2017(d)	16,155	17,205
Triangle USA Petroleum Corp
6.75%, 07/15/2022(d)	14,470	10,201
Ultra Petroleum Corp			REITS	- 0.73%
6.13%, 10/01/2024(d)	15,395	13,163		DuPont Fabros Technology LP
		$345,775		5.88%, 09/15/2021	8,065	8,367
				iStar Financial Inc
Oil & Gas Services - 0.95%				3.88%, 07/01/2016	1,630	1,634
CGG SA				4.88%, 07/01/2018	7,230	7,140
6.88%, 01/15/2022	5,255	4,099		9.00%, 06/01/2017	8,295	9,125
Exterran Partners LP / EXLP Finance Corp						$26,266
6.00%, 10/01/2022(d)	7,955	6,682
FTS International Inc				Retail - 3.33%
6.25%, 05/01/2022(d)	10,290	7,717		Building Materials Holding Corp
				9.00%, 09/15/2018(d)	7,575	7,897
Key Energy Services Inc
6.75%, 03/01/2021	11,166	6,700		Claire's Stores Inc
				7.75%, 06/01/2020(d)	3,035	1,214
PHI Inc				9.00%, 03/15/2019(d)	3,120	2,917
5.25%, 03/15/2019	10,570	9,196
		$34,394		JC Penney Corp Inc
				5.65%, 06/01/2020	1,555	1,283
Packaging & Containers - 3.13%				Landry's Holdings II Inc
Ardagh Finance Holdings SA				10.25%, 01/01/2018(d)	18,155	18,700
8.63%, PIK 8.63%, 06/15/2019(d),(g)	7,056	7,030		Landry's Inc
Ardagh Packaging Finance PLC / Ardagh				9.38%, 05/01/2020(d)	10,805	11,615
Holdings USA Inc				Michaels FinCo Holdings LLC / Michaels
3.24%, 12/15/2019(d),(e)	14,000	13,440		FinCo Inc
6.00%, 06/30/2021(d)	4,280	4,023		7.50%, PIK 8.25%, 08/01/2018(d),(g)	3,602	3,683
7.00%, 11/15/2020(d)	1,039	1,022		Michaels Stores Inc
Berry Plastics Corp				5.88%, 12/15/2020(d)	15,293	15,484
5.50%, 05/15/2022	22,005	22,500		Neiman Marcus Group LTD LLC
Beverage Packaging Holdings Luxembourg II				8.75%, 10/15/2021(d)	11,855	12,388
SA / Beverage Packaging Holdings II				New Academy Finance Co LLC / New
5.63%, 12/15/2016(d)	4,845	4,754		Academy Finance Corp
6.00%, 06/15/2017(d)	2,755	2,705		8.00%, PIK 8.75%, 06/15/2018(d),(g)	24,330	23,783
Coveris Holdings SA				Petco Holdings Inc
7.88%, 11/01/2019(d)	4,055	4,096		8.50%, PIK 9.25%, 10/15/2017(d),(g)	9,525	9,668
Crown Cork & Seal Co Inc				Suburban Propane Partners LP/Suburban
7.38%, 12/15/2026	18,749	20,811		Energy Finance Corp
Exopack Holding Corp				7.38%, 03/15/2020	11,525	11,986
10.00%, 06/01/2018(d)	9,875	10,393				$120,618
Reynolds Group Issuer Inc / Reynolds Group
Issuer LLC / Reynolds Group Issuer				Savings & Loans - 0.00%
(Luxembourg) S.A.				Washington Mutual Bank / Henderson NV
				0.00%, 06/15/2011(a),(c)	3,500	—
9.00%, 04/15/2019	17,815	18,394		0.00%, 01/15/2013(a),(c)	3,000	—
9.88%, 08/15/2019	4,000	4,250		0.00%, 01/15/2015(a),(e)	2,000	—
		$113,418
						$—

See accompanying notes

Schedule of Investments
High Yield Fund
January 31, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Software - 1.36%				Transportation (continued)
Activision Blizzard Inc				Navios Maritime Holdings Inc / Navios
5.63%, 09/15/2021(d)		$17,765	$19,031	Maritime Finance II US Inc
6.13%, 09/15/2023(d)		21,295	23,211	7.38%, 01/15/2022(d)		$16,245	$14,458
MSCI Inc				Navios South American Logistics Inc / Navios
5.25%, 11/15/2024(d)		6,675	6,959	Logistics Finance US Inc
			$49,201	7.25%, 05/01/2022(d)		13,220	12,625

Telecommunications - 8.80%							$89,560
Altice Financing SA				Trucking & Leasing - 0.19%
6.50%, 01/15/2022(d)		5,830	5,947	Jurassic Holdings III Inc
6.63%, 02/15/2023(c),(d),(f)		3,000	3,000	6.88%, 02/15/2021(d)		8,060	6,891
Altice Finco SA
7.63%, 02/15/2025(c),(d),(f)		400	400	TOTAL BONDS			$3,059,452
8.13%, 01/15/2024(d)		3,200	3,320		Principal
9.88%, 12/15/2020(d)		9,217	10,139	CONVERTIBLE BONDS - 0.56%	Amount (000's) Value (000's)
Altice SA
7.63%, 02/15/2025(c),(d),(f)		5,370	5,370	Food Service - 0.00%
7.75%, 05/15/2022(d)		19,895	20,591	FU JI Food and Catering Services Holdings
B Communications Ltd				Ltd
7.38%, 02/15/2021(d)		5,550	5,800	0.00%, 11/09/2009(a),(c)	HKD	46,500	—
				0.00%, 10/18/2010(a),(b),(c)	CNY	245,000	—
Digicel Group Ltd
8.25%, 09/30/2020(d)		5,485	5,337				$—
Digicel Ltd				Semiconductors - 0.56%
6.00%, 04/15/2021(d)		5,175	4,852	Jazz Technologies Inc
8.25%, 09/01/2017(d)		7,360	7,470	8.00%, 12/31/2018(d)		$13,363	20,195
Eileme 2 AB
11.63%, 01/31/2020(d)		11,125	12,589
				TOTAL CONVERTIBLE BONDS			$20,195
Goodman Networks Inc				SENIOR FLOATING RATE INTERESTS - Principal
12.13%, 07/01/2018		14,363	14,578	7.17%	Amount (000's) Value (000's)
Intelsat Jackson Holdings SA
7.25%, 10/15/2020		12,140	12,732	Aerospace & Defense - 0.29%
Intelsat Luxembourg SA				B/E Aerospace Inc, Term Loan B
7.75%, 06/01/2021		5,430	5,383	4.00%, 11/19/2021(e)		$10,470	$10,466
Level 3 Communications Inc
5.75%, 12/01/2022(d)		7,970	8,030
Level 3 Financing Inc				Building Materials - 0.26%
5.38%, 08/15/2022 (d)		7,935	8,054	GYP Holdings III Corp, Term Loan B
				7.75%, 03/25/2022(e)		9,515	9,325
Matterhorn Financing & CY SCA
9.00%, 04/15/2019(d)	EUR	6,850	7,876
SoftBank Corp				Chemicals - 0.50%
4.50%, 04/15/2020(d)		$17,410	17,410	AZ Chem US Inc, Term Loan
Sprint Capital Corp				7.50%, 06/10/2022(e)		12,993	12,635
6.88%, 11/15/2028		7,235	6,656	Emerald Performance Materials LLC, Term
Sprint Communications Inc				Loan
6.00%, 11/15/2022		16,545	15,428	7.75%, 07/22/2022(e)		5,475	5,316
7.00%, 08/15/2020		26,235	26,432				$17,951
9.00%, 11/15/2018(d)		12,425	14,320
Sprint Corp				Consumer Products - 0.24%
7.13%, 06/15/2024		10,240	9,958	Dell International LLC, Term Loan B
				4.50%, 03/24/2020(e)		8,507	8,511
7.88%, 09/15/2023		7,845	7,953
T-Mobile USA Inc
6.13%, 01/15/2022		4,110	4,228	Electric - 0.39%
6.25%, 04/01/2021		18,595	19,199	Texas Competitive Electric Holdings Co LLC,
6.50%, 01/15/2024		4,025	4,176	Term Loan NONEXT
6.63%, 04/28/2021		12,140	12,604	4.70%, 04/25/2015(e)		22,873	14,177
Virgin Media Finance PLC
5.75%, 01/15/2025(d)		2,000	2,070
6.00%, 10/15/2024(d)		2,940	3,094	Electronics - 0.24%
				Isola USA Corp, Term Loan B
Wind Acquisition Finance SA				9.25%, 11/29/2018(e)		9,063	8,836
4.75%, 07/15/2020(d)		10,885	10,613
7.38%, 04/23/2021(d)		24,140	23,416
			$319,025	Entertainment - 0.74%
				CCM Merger Inc, Term Loan B
Transportation - 2.47%				4.50%, 07/30/2021(e)		15,979	15,890
AG Spring Finance II Ltd				Peninsula Gaming LLC, Term Loan B
9.50%, 06/01/2019(d)	EUR	2,500	2,260
				4.25%, 11/30/2017(e)		10,813	10,747
Eletson Holdings
9.63%, 01/15/2022(d)		$17,244	16,727				$26,637
Hornbeck Offshore Services Inc				Forest Products & Paper - 0.77%
5.00%, 03/01/2021		9,820	7,807	Caraustar Industries Inc, Term Loan B
Navios Maritime Acquisition Corp / Navios				0.00%, 05/01/2019(e),(h)		6,945	6,702
Acquisition Finance US Inc				7.50%, 04/26/2019(e)		11,807	11,452
8.13%, 11/15/2021(d)		37,660	35,683

See accompanying notes

Schedule of Investments
High Yield Fund
January 31, 2015 (unaudited)

	SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
	(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

	Forest Products & Paper (continued)			Telecommunications - 0.25%
	NewPage Corp, Term Loan B			Altice Financing SA, Delay-Draw Term Loan
	9.50%, 02/05/2021(e)	$10,292	$9,914	DD
			$28,068	5.50%, 07/03/2019(e)	$5,024	$5,018
				NTELOS Inc, Term Loan B
	Healthcare - Products - 0.13%			5.75%, 11/09/2019(e)	4,808	4,195
	Accellent Inc, Term Loan					$9,213
	4.50%, 02/19/2021(e)	4,724	4,594
				TOTAL SENIOR FLOATING RATE INTERESTS		$259,871
				U.S. GOVERNMENT & GOVERNMENT	Principal
	Healthcare - Services - 0.50%			AGENCY OBLIGATIONS - 1.38%	Amount (000's) Value (000's)
	MPH Acquisition Holdings LLC, Term Loan
	B			U.S. Treasury Bill - 1.38%
				0.05%, 07/30/2015(i)	$50,000	$49,984
	3.75%, 03/19/2021(e)	9,739	9,487
	Radnet Management Inc, Term Loan B
	8.00%, 03/25/2021(e)	8,770	8,594	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
			$18,081	OBLIGATIONS		$49,984
				Total Investments		$3,607,615
	Insurance - 0.44%			Other Assets in Excess of Liabilities, Net - 0.44%		$16,093
	Asurion LLC, Term Loan			TOTAL NET ASSETS - 100.00%		$3,623,708
	8.50%, 02/19/2021(e)	15,985	15,785

	Internet - 0.02%			(a) Non-Income Producing Security
	Zayo Group LLC, Term Loan B			(b) Security is Illiquid
	4.00%, 07/02/2019(e)	809	800	(c)	Fair value of these investments is determined in good faith by the Manager
				under procedures established and periodically reviewed by the Board of
				Directors. At the end of the period, the fair value of these securities totaled
	Lodging - 0.58%			$26,143 or 0.72% of net assets.
	Caesars Entertainment Operating Co Inc, Term			(d)	Security exempt from registration under Rule 144A of the Securities Act of
	Loan B6B			1933. These securities may be resold in transactions exempt from
	7.01%, 01/28/2018(e)	16,671	14,867	registration, normally to qualified institutional buyers. At the end of the
	Caesars Entertainment Operating Co Inc, Term			period, the value of these securities totaled $1,488,345 or 41.07% of net
	Loan B7			assets.
	9.75%, 03/01/2017(e)	6,808	6,064	(e)	Variable Rate. Rate shown is in effect at January 31, 2015.
			$20,931	(f) Security purchased on a when-issued basis.
				(g)	Payment in kind; the issuer has the option of paying additional securities
Media	- 0.57%			in lieu of cash.
	Univision Communications Inc, Term Loan			(h)	This Senior Floating Rate Note will settle after January 31, 2015, at which
	C3
	4.00%, 03/01/2020(e)	3,252	3,201	time the interest rate will be determined.
	Univision Communications Inc, Term Loan			(i)	Rate shown is the discount rate of the original purchase.
	C4
	4.00%, 03/01/2020(e)	7,987	7,862
	WideOpenWest Finance LLC, Term Loan B			Portfolio Summary (unaudited)
	4.75%, 03/27/2019(e)	9,798	9,724	Sector		Percent
			$20,787	Communications		18.15%
	Mining - 0.11%			Consumer, Cyclical		15.02%
	FMG Resources August 2006 Pty Ltd, Term			Financial		12.74%
	Loan B			Energy		11.51%
	3.75%, 06/30/2019(e)	4,634	4,055	Consumer, Non-cyclical		10.94%
				Industrial		9.14%
				Basic Materials		8.81%
	Oil & Gas - 0.32%			Exchange Traded Funds		5.34%
	Seadrill Operating LP, Term Loan B			Technology		3.19%
	4.00%, 02/12/2021(e)	9,912	7,829	Utilities		2.72%
	Seventy Seven Operating LLC, Term Loan B			Government		1.38%
	3.75%, 06/17/2021(e)	4,522	3,878	Diversified		0.62%
			$11,707	Other Assets in Excess of Liabilities, Net		0.44%

	Pharmaceuticals - 0.39%			TOTAL NET ASSETS		100.00%
	Par Pharmaceutical Cos Inc, Term Loan B2
	4.00%, 09/30/2019(e)	14,504	14,238

REITS	- 0.22%
	iStar Financial Inc, Term Loan A2
	7.00%, 03/19/2017(e)	7,800	7,995

	Retail - 0.21%
	Michaels Stores Inc, Term Loan B
	4.00%, 01/20/2028(e)	7,865	7,714

See accompanying notes

				Schedule of Investments
				High Yield Fund
				January 31, 2015 (unaudited)

		Exchange Cleared Credit Default Swaps
Sell Protection
		Implied
		Credit Spread		(Pay)/			Upfront	Unrealized
		as of January Receive Fixed			Expiration	Notional	Premiums	Appreciation/
	Reference Entity	31, 2015	(c)	Rate	Date	Amount (a) Paid/(Received) (Depreciation)			Fair Value (b)
	CDX.NA.HY.23	N/A		5.00%	12/20/2019	$25,000	$1,436	$(57)	$1,379
	CDX.NA.HY.23	N/A		5.00%	12/20/2019	25,000	1,455	(76)	1,379
Total							$2,891	$(133)	$2,758

Amounts in thousands

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $50,000 .

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Brown Brothers Harriman & Co	03/11/2015	EUR	30,000,000	$37,380	$33,907	$3,473	$—
Total						$3,473	$—

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2015 (unaudited)

COMMON STOCKS - 0.15%	Shares Held	Value(000	's)		Principal
				BONDS (continued)	Amount (000's) Value (000's)
Building Materials - 0.03%
US Concrete Inc (a)	19,229	$487		Aerospace & Defense - 0.20%
				Alliant Techsystems Inc
				5.25%, 10/01/2021(d)	$466	$467
Computers - 0.00%				Kratos Defense & Security Solutions Inc
Stratus Technologies Bermuda Ltd / Stratus	12,366	—		7.00%, 05/15/2019	1,771	1,470
Technologies Inc (a),(b),(c)				TransDigm Inc
				6.00%, 07/15/2022	1,019	1,017
Diversified Financial Services - 0.01%				6.50%, 07/15/2024	644	652
Somerset Cayuga Holding Co Inc (a),(b),(c)	6,862	185				$3,606
				Airlines - 0.50%
Electric - 0.03%				Continental Airlines 2003-ERJ1 Pass Through
Dynegy Inc (a)	20,000	547		Trust
				7.88%, 01/02/2020(c)	1,241	1,309
Forest Products & Paper - 0.07%				Continental Airlines 2004-ERJ1 Pass Through
NewPage Group Inc (a),(b),(c)	14,145	1,301		Trust
				9.56%, 09/01/2019(c)	311	343
				Continental Airlines 2005-ERJ1 Pass Through
Packaging & Containers - 0.00%				Trust
Constar International (a),(b),(c)	9,689	—		9.80%, 04/01/2021(c)	1,780	1,976
				Continental Airlines 2006-ERJ1 Pass Through
				Trust
Retail - 0.01%				9.32%, 11/01/2019(c),(d)	190	211
Neebo Inc (a),(b)	20,064	78
Neebo Inc - Warrants (a),(b),(c)	7,519	—		Continental Airlines 2012-3 Class C Pass Thru
Neebo Inc - Warrants (a),(b),(c)	3,508	—		Certificates
				6.13%, 04/29/2018(c)	845	887
		$78		Delta Air Lines 2007-1 Class B Pass Through
Transportation - 0.00%				Trust
General Maritime Corp (a),(b),(c)	974	8		8.02%, 08/10/2022(c)	453	524
General Maritime Corp - Warrants (a),(b),(c)	1,507	—		Delta Air Lines 2012-1 Class B Pass Through
		$8		Trust
TOTAL COMMON STOCKS		$2,606		6.88%, 05/07/2019(c),(d)	350	388
INVESTMENT COMPANIES - 3.34%	Shares Held	Value(000	's)	Northwest Airlines 2007-1 Class A Pass
				Through Trust
Publicly Traded Investment Fund - 3.34%				7.03%, 11/01/2019(c)	1,747	2,002
Goldman Sachs Financial Square Funds -	59,900,456	59,900		UAL 2007-1 Pass Through Trust
Money Market Fund				6.64%, 01/02/2024(c)	476	513
				US Airways 2013-1 Class B Pass Through
TOTAL INVESTMENT COMPANIES		$59,900		Trust
PREFERRED STOCKS - 0.38%	Shares Held	Value(000	's)	5.38%, 11/15/2021(c)	846	869

Computers - 0.00%						$9,022
Stratus Technologies Bermuda Ltd / Stratus	2,814	—		Automobile Manufacturers - 1.71%
Technologies Inc (a),(b),(c)				Chrysler Group LLC / CG Co-Issuer Inc
				8.00%, 06/15/2019	4,838	5,086
Diversified Financial Services - 0.16%				8.25%, 06/15/2021	10,484	11,664
Ally Financial Inc (d)	2,896	2,896		General Motors Co
				0.00%, 11/15/2015(a),(b),(c)	100	—
				0.00%, 11/15/2015(a),(b),(c)	75	—
Insurance - 0.22%				0.00%, 12/01/2020(a),(b),(c)	25	—
Hartford Financial Services Group Inc/The	19,400	591		0.00%, 12/01/2020(a),(b),(c)	50	—
XLIT Ltd	3,935	3,227		0.00%, 07/15/2023(a),(b),(c)	1,000	—
		$3,818		0.00%, 09/01/2025(a),(b),(c)	700	—
				0.00%, 05/01/2028(a),(b),(c)	150	—
Packaging & Containers - 0.00%				0.00%, 07/15/2033(a),(b),(c)	5,050	—
Constar International (a),(b),(c)	977	—
				0.00%, 03/15/2036(a),(b),(c)	725	—
				3.50%, 10/02/2018	910	933
TOTAL PREFERRED STOCKS		$6,714		4.00%, 04/01/2025	649	664
	Principal			4.88%, 10/02/2023	1,025	1,118
BONDS- 89.17%	Amount (000's)	Value(000	's)	5.20%, 04/01/2045	1,380	1,540
Advertising - 0.42%				6.25%, 10/02/2043	1,485	1,849
Acosta Inc				General Motors Financial Co Inc
7.75%, 10/01/2022(d)	$2,860	$2,889		3.25%, 05/15/2018	874	887
Alliance Data Systems Corp				4.38%, 09/25/2021	2,480	2,629
5.38%, 08/01/2022(d)	900	893		Jaguar Land Rover Automotive PLC
Outfront Media Capital LLC / Outfront Media				4.13%, 12/15/2018(d)	1,683	1,722
Capital Corp				4.25%, 11/15/2019(d)	816	830
5.25%, 02/15/2022(d)	337	349		5.63%, 02/01/2023(d)	300	322
5.63%, 02/15/2024(d)	1,250	1,306		JB Poindexter & Co Inc
5.88%, 03/15/2025(d)	400	414		9.00%, 04/01/2022(d)	1,299	1,396
Sitel LLC / Sitel Finance Corp						$30,640
11.50%, 04/01/2018	1,242	1,037
11.00%, 08/01/2017(d)	545	553
		$7,441

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2015 (unaudited)

		Principal			Principal
	BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

	Automobile Parts & Equipment - 0.47%			Building Materials (continued)
	American Axle & Manufacturing Inc			Cemex SAB de CV (continued)
	6.63%, 10/15/2022	$1,000	$1,067	7.25%, 01/15/2021(d)	$2,713	$2,801
	Goodyear Tire & Rubber Co/The			Hardwoods Acquisition Inc
	6.50%, 03/01/2021	800	859	7.50%, 08/01/2021(d)	1,290	1,251
	7.00%, 05/15/2022	3,170	3,432	Headwaters Inc
	MPG Holdco I Inc			7.25%, 01/15/2019	482	504
	7.38%, 10/15/2022(d)	1,289	1,341	Lafarge SA
	Pittsburgh Glass Works LLC			7.13%, 07/15/2036	550	655
	8.00%, 11/15/2018(d)	894	948	Masco Corp
	Tenneco Inc			5.95%, 03/15/2022	1,910	2,128
	5.38%, 12/15/2024	660	686	7.13%, 03/15/2020	48	56
			$8,333	Masonite International Corp
				8.25%, 04/15/2021(d)	1,460	1,551
Banks	- 2.36%			NCI Building Systems Inc
	Bank of America Corp			8.25%, 01/15/2023(d)	244	248
	5.13%, 12/29/2049(e)	1,325	1,294
	8.13%, 12/29/2049(e)	15	16	Norbord Inc
				5.38%, 12/01/2020(d)	315	306
	Barclays Bank PLC			Unifrax I LLC / Unifrax Holding Co
	7.63%, 11/21/2022	1,330	1,484	7.50%, 02/15/2019(d)	500	498
	Barclays PLC			7.50%, 02/15/2019(d)	400	398
	8.25%, 12/29/2049(e)	435	453
				US Concrete Inc
	CIT Group Inc			8.50%, 12/01/2018	795	841
	3.88%, 02/19/2019	4,695	4,683	USG Corp
	5.00%, 05/15/2017	672	692	8.38%, 10/15/2018(d)	1,625	1,698
	5.00%, 08/15/2022	2,778	2,920	9.75%, 01/15/2018(e)	5,700	6,541
	5.25%, 03/15/2018	2,135	2,215	Vulcan Materials Co
	5.38%, 05/15/2020	4,687	5,004	7.50%, 06/15/2021	1,480	1,750
	5.50%, 02/15/2019(d)	2,170	2,302
	6.63%, 04/01/2018(d)	5,060	5,452			$28,816
	Citigroup Inc			Chemicals - 1.83%
	5.95%, 12/29/2049	871	870	Ashland Inc
	Credit Agricole SA			3.00%, 03/15/2016	688	691
	6.63%, 09/29/2049(d),(e)	987	969	3.88%, 04/15/2018	846	864
	Goldman Sachs Group Inc/The			4.75%, 08/15/2022(e)	1,737	1,766
	5.70%, 12/29/2049(e)	868	889	Axalta Coating Systems US Holdings Inc /
	Royal Bank of Scotland Group PLC			Axalta Coating Systems Dutch Holding B
	6.00%, 12/19/2023	1,555	1,742	7.38%, 05/01/2021(d)	1,495	1,596
	6.10%, 06/10/2023	1,677	1,877	Axiall Corp
	6.13%, 12/15/2022	3,656	4,122	4.88%, 05/15/2023	1,007	982
	Royal Bank of Scotland PLC/The			Basell Finance Co BV
	9.50%, 03/16/2022(e)	1,465	1,655	8.10%, 03/15/2027(d)	825	1,149
	Sophia Holding Finance LP / Sophia Holding			Celanese US Holdings LLC
	Finance Inc			4.63%, 11/15/2022	905	903
	9.63%, PIK 10.38%, 12/01/2018(d),(f)	2,180	2,180	Eagle Spinco Inc
	Wells Fargo & Co			4.63%, 02/15/2021	1,023	1,010
	5.90%, 12/29/2049(e)	1,512	1,554	Huntsman International LLC
			$42,373	4.88%, 11/15/2020	3,535	3,548
				5.13%, 11/15/2022(d)	382	381
	Beverages - 0.37%			8.63%, 03/15/2021	3,310	3,558
	Constellation Brands Inc			LyondellBasell Industries NV
	3.75%, 05/01/2021	229	231	5.00%, 04/15/2019	400	443
	3.88%, 11/15/2019	500	514	6.00%, 11/15/2021	750	889
	4.25%, 05/01/2023	1,961	2,011	Momentive Performance - Escrow
	4.75%, 11/15/2024	1,650	1,729	0.00%, 10/15/2020(a),(b),(c)	800	—
	6.00%, 05/01/2022	295	333	Momentive Performance Materials Inc
	Cott Beverages Inc			3.88%, 10/24/2021	800	690
	6.75%, 01/01/2020(d)	621	613
				NOVA Chemicals Corp
	DS Services of America Inc			5.00%, 05/01/2025(d)	1,223	1,269
	10.00%, 09/01/2021(d)	1,103	1,267
				Nufarm Australia Ltd
			$6,698	6.38%, 10/15/2019(d)	725	736
	Building Materials - 1.61%			Olin Corp
	Building Materials Corp of America			5.50%, 08/15/2022	900	902
	5.38%, 11/15/2024(d)	1,000	1,015	PolyOne Corp
	6.75%, 05/01/2021(d)	845	904	5.25%, 03/15/2023	1,889	1,917
	CEMEX Espana SA/Luxembourg			7.38%, 09/15/2020	1,257	1,332
	9.88%, 04/30/2019(d)	2,455	2,676	PQ Corp
	Cemex Finance LLC			8.75%, 05/01/2018(d)	5,010	5,141
	6.00%, 04/01/2024(d)	581	547	PSPC Escrow Corp
	9.38%, 10/12/2022(d)	220	242	6.50%, 02/01/2022(d),(g)	734	749
	Cemex SAB de CV			Rain CII Carbon LLC / CII Carbon Corp
	5.70%, 01/11/2025(d)	2,255	2,080	8.00%, 12/01/2018(d)	830	818
	6.50%, 12/10/2019(d)	125	126	8.25%, 01/15/2021(d)	710	705

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2015 (unaudited)

		Principal				Principal
	BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

	Chemicals (continued)			Commercial Services (continued)
	WR Grace & Co-Conn			RR Donnelley & Sons Co	(continued)
	5.13%, 10/01/2021(d)	$576	$599	7.25%, 05/15/2018		$1,783	$1,979
	5.63%, 10/01/2024(d)	192	206	7.63%, 06/15/2020		2,525	2,803
			$32,844	7.88%, 03/15/2021		3,365	3,735
				8.25%, 03/15/2019		2,275	2,628
Coal	- 0.47%			Service Corp International/US
	Cloud Peak Energy Resources LLC / Cloud			5.38%, 05/15/2024		2,455	2,553
	Peak Energy Finance Corp			8.00%, 11/15/2021		440	520
	6.38%, 03/15/2024	599	524	ServiceMaster Co LLC/The
	Consol Energy Inc			7.00%, 08/15/2020		1,627	1,696
	5.88%, 04/15/2022	6,130	5,318	8.00%, 02/15/2020		4,908	5,190
	6.38%, 03/01/2021	800	772	Speedy Cash Intermediate Holdings Corp
	8.25%, 04/01/2020	390	391	10.75%, 05/15/2018(d)		475	437
	Peabody Energy Corp			United Rentals North America Inc
	6.25%, 11/15/2021	1,326	995	6.13%, 06/15/2023		3,835	3,984
	SunCoke Energy Partners LP / SunCoke			7.38%, 05/15/2020		1,345	1,448
	Energy Partners Finance Corp			8.25%, 02/01/2021		3,015	3,260
	7.38%, 02/01/2020(d)	325	335
				8.38%, 09/15/2020		875	933
			$8,335				$66,408

	Commercial Services - 3.70%			Computers - 0.53%
	ACE Cash Express Inc			IHS Inc
	11.00%, 02/01/2019(d)	1,781	1,104
				5.00%, 11/01/2022(d)		1,896	1,911
	ADT Corp/The			Seagate HDD Cayman
	2.25%, 07/15/2017	740	718	3.75%, 11/15/2018		775	801
	3.50%, 07/15/2022	289	262	4.75%, 06/01/2023		608	649
	4.13%, 04/15/2019	325	325	SunGard Data Systems Inc
	4.13%, 06/15/2023	2,912	2,730	6.63%, 11/01/2019		390	392
	6.25%, 10/15/2021	1,800	1,907	7.38%, 11/15/2018		444	461
	APX Group Inc			7.63%, 11/15/2020		4,967	5,296
	6.38%, 12/01/2019	610	581				$9,510
	8.75%, 12/01/2020	5,830	4,751
	Ashtead Capital Inc			Consumer Products - 0.15%
	5.63%, 10/01/2024(d)	900	934	Spectrum Brands Inc
	6.50%, 07/15/2022(d)	775	837	6.13%, 12/15/2024(d)		736	767
	Avis Budget Car Rental LLC / Avis Budget			6.63%, 11/15/2022		825	881
	Finance Inc			6.75%, 03/15/2020		1,025	1,079
	5.13%, 06/01/2022(d)	1,595	1,599				$2,727
	5.50%, 04/01/2023	170	173
	5.50%, 04/01/2023(d)	650	663	Cosmetics & Personal Care - 0.05%
	9.75%, 03/15/2020	472	512	Revlon Consumer Products Corp
				5.75%, 02/15/2021(e)		825	844
	Cenveo Corp
	6.00%, 08/01/2019(d)	970	919
	8.50%, 09/15/2022(d)	820	670	Distribution & Wholesale - 0.25%
	FTI Consulting Inc			Global Partners LP / GLP Finance Corp
	6.75%, 10/01/2020	750	787	6.25%, 07/15/2022(d)		315	309
	Garda World Security Corp			H&E Equipment Services Inc
	7.25%, 11/15/2021(d)	1,500	1,463	7.00%, 09/01/2022		1,219	1,161
	Harland Clarke Holdings Corp			HD Supply Inc
	6.88%, 03/01/2020(d)	260	255	5.25%, 12/15/2021(d)		930	958
	9.25%, 03/01/2021(d)	445	424	7.50%, 07/15/2020		1,033	1,082
	9.75%, 08/01/2018(d)	900	959	VWR Funding Inc
	Hertz Corp/The			7.25%, 09/15/2017		1,000	1,046
	5.88%, 10/15/2020	1,075	1,091				$4,556
	6.25%, 10/15/2022	570	583
	6.75%, 04/15/2019	337	347	Diversified Financial Services - 5.63%
	7.38%, 01/15/2021	874	922	AerCap Ireland Capital Ltd / AerCap Global
	Jaguar Holding Co II / Jaguar Merger Sub Inc			Aviation Trust
	9.50%, 12/01/2019(d)	1,125	1,204	3.75%, 05/15/2019(d)		3,620	3,647
				4.50%, 05/15/2021(d)		3,470	3,582
	Lender Processing Services Inc / Black Knight
	Lending Solutions Inc			Aircastle Ltd
	5.75%, 04/15/2023	675	715	4.63%, 12/15/2018		3,475	3,553
	Live Nation Entertainment Inc			6.25%, 12/01/2019		1,117	1,206
	5.38%, 06/15/2022(d)	320	320	Ally Financial Inc
	7.00%, 09/01/2020(d)	474	506	2.75%, 01/30/2017		2,960	2,945
	Mustang Merger Corp			4.75%, 09/10/2018		70	73
	8.50%, 08/15/2021(d)	383	373	5.13%, 09/30/2024		665	689
	Quad/Graphics Inc			5.50%, 02/15/2017		1,403	1,470
	7.00%, 05/01/2022(d)	700	665	6.25%, 12/01/2017		4,657	4,995
	RR Donnelley & Sons Co			7.50%, 09/15/2020		2,494	2,962
	6.00%, 04/01/2024	1,875	1,884	8.00%, 03/15/2020		8,424	10,046
	6.50%, 11/15/2023	1,370	1,404	8.00%, 11/01/2031		1,301	1,701
	7.00%, 02/15/2022	2,470	2,655	8.00%, 11/01/2031		1,761	2,274

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Diversified Financial Services (continued)			Electric (continued)
CNG Holdings Inc/OH			IPALCO Enterprises Inc
9.38%, 05/15/2020(d)	$1,555	$898	5.00%, 05/01/2018	$1,150	$1,225
Denali Borrower LLC / Denali Finance Corp			NRG Energy Inc
5.63%, 10/15/2020(d)	2,254	2,412	6.25%, 07/15/2022	2,590	2,662
E*TRADE Financial Corp			6.25%, 05/01/2024(d)	1,000	997
5.38%, 11/15/2022	465	488	6.63%, 03/15/2023	1,143	1,186
6.38%, 11/15/2019	1,240	1,327	7.63%, 01/15/2018	4,390	4,791
Icahn Enterprises LP / Icahn Enterprises			7.88%, 05/15/2021	8,029	8,611
Finance Corp			8.25%, 09/01/2020	4,910	5,205
3.50%, 03/15/2017	2,090	2,080	RJS Power Holdings LLC
4.88%, 03/15/2019	1,775	1,806	5.13%, 07/15/2019(d)	3,826	3,711
5.88%, 02/01/2022	1,764	1,804	Texas Competitive Electric Holdings Co LLC
ILFC E-Capital Trust I			/ TCEH Finance Inc
4.37%, 12/21/2065(d),(e)	4,533	4,221	0.00%, 10/01/2020(a),(d),(e)	1,075	728
ILFC E-Capital Trust II					$44,866
6.25%, 12/21/2065(d),(e)	577	547
International Lease Finance Corp			Electrical Components & Equipment - 0.06%
3.88%, 04/15/2018	1,220	1,234	International Wire Group Holdings Inc
			8.50%, 10/15/2017(d)	1,093	1,134
4.63%, 04/15/2021	2,672	2,752
5.88%, 08/15/2022	1,230	1,359
6.25%, 05/15/2019	4,570	5,038	Electronics - 0.24%
8.25%, 12/15/2020	3,677	4,514	Flextronics International Ltd
8.63%, 01/15/2022	4,664	5,900	4.63%, 02/15/2020	1,555	1,613
8.88%, 09/01/2017	3,095	3,513	5.00%, 02/15/2023	1,635	1,701
National Financial Partners Corp			Viasystems Inc
9.00%, 07/15/2021(d)	855	883	7.88%, 05/01/2019(d)	1,001	1,057
Nationstar Mortgage LLC / Nationstar Capital					$4,371
Corp
6.50%, 07/01/2021	232	201	Energy - Alternate Sources - 0.03%
7.88%, 10/01/2020	327	302	TerraForm Power Operating LLC
			5.88%, 02/01/2023(d)	535	546
9.63%, 05/01/2019	386	395
Navient Corp
4.88%, 06/17/2019	7,655	7,712	Engineering & Construction - 0.50%
5.50%, 01/15/2019	2,375	2,457	AECOM
5.50%, 01/25/2023	975	936	5.75%, 10/15/2022(d)	1,144	1,197
6.13%, 03/25/2024	1,744	1,700	5.88%, 10/15/2024(d)	2,525	2,636
7.25%, 01/25/2022	211	229	Dycom Investments Inc
8.00%, 03/25/2020	1,719	1,908	7.13%, 01/15/2021	750	780
Neuberger Berman Group LLC/Neuberger			MasTec Inc
Berman Finance Corp			4.88%, 03/15/2023	1,450	1,348
5.63%, 03/15/2020(d)	740	772	SBA Communications Corp
5.88%, 03/15/2022(d)	500	531	4.88%, 07/15/2022(d)	970	943
Walter Investment Management Corp			Tutor Perini Corp
7.88%, 12/15/2021	4,630	3,893	7.63%, 11/01/2018	2,035	2,109
		$100,955			$9,013

Electric - 2.50%			Entertainment - 3.38%
AES Corp/VA			AMC Entertainment Inc
5.50%, 03/15/2024	2,123	2,128	5.88%, 02/15/2022	1,385	1,416
Calpine Corp			Cedar Fair LP / Canada's Wonderland Co /
0.00%, 07/15/2013(a),(b),(c)	1,500	—	Magnum Management Corp
5.38%, 01/15/2023	712	719	5.25%, 03/15/2021	1,800	1,827
5.50%, 02/01/2024(g)	1,000	1,001	Chukchansi Economic Development
5.75%, 01/15/2025	708	722	Authority
5.88%, 01/15/2024(d)	1,688	1,798	0.00%, 05/30/2020(a),(d)	1,268	799
6.00%, 01/15/2022(d)	1,460	1,565	GLP Capital LP / GLP Financing II Inc
Dynegy Finance I Inc / Dynegy Finance II			4.38%, 11/01/2018	1,340	1,374
Inc			4.88%, 11/01/2020	7,820	8,055
6.75%, 11/01/2019(d)	2,195	2,255	5.38%, 11/01/2023	1,460	1,518
7.38%, 11/01/2022(d)	1,195	1,234	Graton Economic Development Authority
7.63%, 11/01/2024(d)	390	402	9.63%, 09/01/2019(d)	5,565	6,080
Dynegy Holdings Inc			Isle of Capri Casinos Inc
0.00%, 06/01/2015(a),(b),(c)	100	—	5.88%, 03/15/2021	2,180	2,262
0.00%, 06/01/2019(a),(b),(c)	3,158	—	8.88%, 06/15/2020	2,790	2,951
0.00%, 10/15/2026(a),(b),(c)	92	—	Mohegan Tribal Gaming Authority
Dynegy Inc			9.75%, 09/01/2021	6,275	6,369
5.88%, 06/01/2023	727	691	11.00%, 09/15/2018(d)	1,370	1,356
GenOn Energy Inc			Peninsula Gaming LLC / Peninsula Gaming
7.88%, 06/15/2017	500	490	Corp
9.88%, 10/15/2020	2,210	2,144	8.38%, 02/15/2018(d)	3,600	3,762
InterGen NV			Pinnacle Entertainment Inc
7.00%, 06/30/2023(d)	643	601	6.38%, 08/01/2021	1,250	1,281

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2015 (unaudited)

			Principal				Principal
	BONDS (continued)	Amount (000's) Value (000's)				BONDS (continued)	Amount (000's) Value (000's)

	Entertainment (continued)				Gas	- 0.07%
	Pinnacle Entertainment Inc	(continued)				AmeriGas Partners LP/AmeriGas Finance
	7.50%, 04/15/2021		$1,810	$1,882		Corp
	7.75%, 04/01/2022		1,605	1,681		6.25%, 08/20/2019	$500	$515
	Regal Entertainment Group					NGL Energy Partners LP / NGL Energy
	5.75%, 03/15/2022		3,810	3,786		Finance Corp
	5.75%, 06/15/2023		825	805		5.13%, 07/15/2019(d)	281	267
	5.75%, 02/01/2025		430	412		6.88%, 10/15/2021(d)	516	499
	Scientific Games International Inc							$1,281
	6.63%, 05/15/2021(d)		1,230	849
	7.00%, 01/01/2022(d)		705	713		Hand & Machine Tools - 0.06%
	10.00%, 12/01/2022(d)		7,560	6,937		Milacron LLC / Mcron Finance Corp
						7.75%, 02/15/2021(d)	1,040	1,063
	Shingle Springs Tribal Gaming Authority
	9.75%, 09/01/2021(d)		715	797
	Speedway Motorsports Inc					Healthcare - Products - 0.96%
	5.13%, 02/01/2023(d)		640	651		Alere Inc
	WMG Acquisition Corp					6.50%, 06/15/2020	608	619
	5.63%, 04/15/2022(d)		1,000	993		7.25%, 07/01/2018	500	525
	6.75%, 04/15/2022(d)		2,205	1,987		Biomet Inc
				$60,543		6.50%, 08/01/2020	2,135	2,276
						6.50%, 10/01/2020	1,365	1,443
	Environmental Control - 0.10%					ConvaTec Finance International SA
	Casella Waste Systems Inc					8.25%, PIK 9.00%, 01/15/2019(d),(f)	511	516
	7.75%, 02/15/2019		1,340	1,347		ConvaTec Healthcare E SA
	Covanta Holding Corp					10.50%, 12/15/2018(d)	2,455	2,590
	5.88%, 03/01/2024		400	411		DJO Finance LLC / DJO Finance Corp
				$1,758		8.75%, 03/15/2018	180	185
Food	- 2.18%					9.88%, 04/15/2018	1,575	1,575
	Albertsons Holdings LLC/Saturn Acquisition					Fresenius US Finance II Inc
	Merger Sub Inc					4.25%, 02/01/2021(d)	2,060	2,112
	7.75%, 10/15/2022(d)		2,790	2,870		Halyard Health Inc
	Bumble Bee Holdings Inc					6.25%, 10/15/2022(d)	320	326
	9.00%, 12/15/2017(d)		3,063	3,208		Hologic Inc
	Darling Ingredients Inc					6.25%, 08/01/2020	1,245	1,299
	5.38%, 01/15/2022		2,345	2,339		Mallinckrodt International Finance SA
	HJ Heinz Co					3.50%, 04/15/2018	136	132
	4.25%, 10/15/2020		1,712	1,726		4.75%, 04/15/2023	1,504	1,429
	4.88%, 02/15/2025(d)		675	677		Mallinckrodt International Finance SA /
	Ingles Markets Inc					Mallinckrodt CB LLC
	5.75%, 06/15/2023		780	788		5.75%, 08/01/2022(d)	1,470	1,518
	JBS USA LLC / JBS USA Finance Inc					Teleflex Inc
	5.88%, 07/15/2024(d)		2,671	2,578		5.25%, 06/15/2024(d)	585	591
	7.25%, 06/01/2021(d)		4,217	4,344				$17,136
	7.25%, 06/01/2021(d)		2,477	2,551
	8.25%, 02/01/2020(d)		1,693	1,781		Healthcare - Services - 6.17%
	Post Holdings Inc					Acadia Healthcare Co Inc
	6.00%, 12/15/2022(d)		5,330	5,090		5.13%, 07/01/2022	580	570
	6.75%, 12/01/2021(d)		1,664	1,627		6.13%, 03/15/2021	456	465
	Smithfield Foods Inc					Amsurg Corp
	5.25%, 08/01/2018(d)		1,690	1,724		5.63%, 11/30/2020	1,075	1,099
						5.63%, 07/15/2022(d)	2,885	2,982
	5.88%, 08/01/2021(d)		3,426	3,520
	6.63%, 08/15/2022		2,125	2,252		Centene Corp
						4.75%, 05/15/2022	652	662
	7.75%, 07/01/2017		660	735		CHS/Community Health Systems Inc
	SUPERVALU Inc
	7.75%, 11/15/2022		1,275	1,316		5.13%, 08/15/2018	2,183	2,261
						5.13%, 08/01/2021	2,045	2,125
				$39,126		6.88%, 02/01/2022	6,325	6,718
	Food Service - 0.10%					7.13%, 07/15/2020	1,325	1,411
	Aramark Services Inc					8.00%, 11/15/2019	2,335	2,486
	5.75%, 03/15/2020		1,660	1,727		DaVita HealthCare Partners Inc
						5.13%, 07/15/2024	3,785	3,890
						5.75%, 08/15/2022	2,215	2,348
	Forest Products & Paper - 0.13%					6.63%, 11/01/2020	1,165	1,226
	Cascades Inc					Envision Healthcare Corp
	5.50%, 07/15/2022(d)		905	909
						5.13%, 07/01/2022(d)	2,065	2,096
	Clearwater Paper Corp					Fresenius Medical Care US Finance II Inc
	4.50%, 02/01/2023		370	361		4.13%, 10/15/2020(d)	1,605	1,647
	5.38%, 02/01/2025(d)		375	377
						4.75%, 10/15/2024(d)	2,725	2,868
	Mercer International Inc					5.63%, 07/31/2019(d)	1,664	1,810
	7.00%, 12/01/2019(d)		232	237
						5.88%, 01/31/2022(d)	2,155	2,406
	7.75%, 12/01/2022(d)		423	435
						Fresenius Medical Care US Finance Inc
				$2,319		5.75%, 02/15/2021(d)	905	1,000
						6.50%, 09/15/2018(d)	3,020	3,337

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Healthcare - Services (continued)			Home Builders (continued)
HCA Holdings Inc			Standard Pacific Corp (continued)
6.25%, 02/15/2021	$945	$1,025	10.75%, 09/15/2016	$566	$636
HCA Inc			Taylor Morrison Communities Inc / Monarch
3.75%, 03/15/2019	750	757	Communities Inc
4.25%, 10/15/2019	2,965	3,050	5.25%, 04/15/2021(d)	2,980	2,809
4.75%, 05/01/2023	1,270	1,330	WCI Communities Inc
5.00%, 03/15/2024	3,869	4,140	6.88%, 08/15/2021	1,012	1,010
5.25%, 04/15/2025	970	1,057			$23,603
5.38%, 02/01/2025	1,946	2,000
5.88%, 03/15/2022	1,519	1,694	Insurance - 0.32%
5.88%, 05/01/2023	830	901	A-S Co-Issuer Subsidiary Inc / A-S Merger
6.50%, 02/15/2020	4,605	5,181	Sub LLC
			7.88%, 12/15/2020(d)	870	874
7.05%, 12/01/2027	465	472
7.50%, 02/15/2022	2,005	2,350	Fidelity & Guaranty Life Holdings Inc
			6.38%, 04/01/2021(d)	750	797
7.69%, 06/15/2025	1,430	1,602
8.00%, 10/01/2018	1,200	1,392	Hartford Financial Services Group Inc/The
			8.13%, 06/15/2068(e)	610	689
HealthSouth Corp
5.75%, 11/01/2024	791	817	Liberty Mutual Group Inc
			7.80%, 03/07/2087(d)	1,436	1,687
IASIS Healthcare LLC / IASIS Capital Corp
8.38%, 05/15/2019	7,970	8,348	Prudential Financial Inc
			5.63%, 06/15/2043(e)	788	820
inVentiv Health Inc
9.00%, 01/15/2018(d)	409	423	USI Inc/NY
			7.75%, 01/15/2021(d)	891	870
MPH Acquisition Holdings LLC
6.63%, 04/01/2022(d)	2,130	2,210			$5,737
National Mentor Holdings Inc			Internet - 0.48%
12.50%, 02/15/2018(d)	283	293	CyrusOne LP / CyrusOne Finance Corp
Tenet Healthcare Corp			6.38%, 11/15/2022	885	916
4.38%, 10/01/2021	670	669	Equinix Inc
4.50%, 04/01/2021	750	757	5.38%, 01/01/2022	404	418
4.75%, 06/01/2020	700	717	5.38%, 04/01/2023	500	519
5.00%, 03/01/2019(d)	1,081	1,084	5.75%, 01/01/2025	782	813
5.50%, 03/01/2019(d)	1,405	1,428	IAC/InterActiveCorp
6.00%, 10/01/2020	2,743	2,969	4.88%, 11/30/2018	1,140	1,171
6.25%, 11/01/2018	4,565	4,959	Netflix Inc
6.75%, 02/01/2020	2,365	2,495	5.75%, 03/01/2024(d)	680	704
6.88%, 11/15/2031	1,195	1,135	Ymobile Corp
8.00%, 08/01/2020	1,184	1,249	8.25%, 04/01/2018(d)	1,124	1,179
8.13%, 04/01/2022	5,953	6,712	Zayo Group LLC / Zayo Capital Inc
United Surgical Partners International Inc			6.00%, 04/01/2023(d)	1,850	1,859
9.00%, 04/01/2020	3,235	3,462	10.13%, 07/01/2020	930	1,044
Universal Health Services Inc					$8,623
3.75%, 08/01/2019(d)	178	180
4.75%, 08/01/2022(d)	259	266	Iron & Steel - 1.42%
		$110,531	AK Steel Corp
			8.75%, 12/01/2018	995	1,052
Home Builders - 1.32%			APERAM SA
Brookfield Residential Properties Inc /			7.75%, 04/01/2018(d)	2,000	2,037
Brookfield Residential US Corp			ArcelorMittal
6.13%, 07/01/2022(d)	628	637	5.75%, 08/05/2020(e)	4,034	4,165
DR Horton Inc			6.75%, 02/25/2022	5,140	5,461
4.38%, 09/15/2022	1,545	1,537	7.50%, 10/15/2039	5,760	5,962
5.75%, 08/15/2023	2,870	3,085	10.35%, 06/01/2019(e)	2,045	2,444
K Hovnanian Enterprises Inc			Commercial Metals Co
7.00%, 01/15/2019(d)	437	406	6.50%, 07/15/2017	455	479
9.13%, 11/15/2020(d)	285	299	7.35%, 08/15/2018	1,000	1,083
11.88%, 10/15/2015	805	845	Signode Industrial Group Lux SA/Signode
Lennar Corp			Industrial Group US Inc
4.50%, 06/15/2019	395	399	6.38%, 05/01/2022(d)	600	570
4.50%, 11/15/2019	452	452	Steel Dynamics Inc
4.75%, 12/15/2017	1,865	1,914	5.13%, 10/01/2021(d)	275	281
4.75%, 11/15/2022(e)	2,575	2,560	5.25%, 04/15/2023	325	332
6.95%, 06/01/2018	656	712	5.50%, 10/01/2024(d)	320	326
12.25%, 06/01/2017	255	306	6.13%, 08/15/2019	390	413
M/I Homes Inc			6.38%, 08/15/2022	320	342
8.63%, 11/15/2018	702	730	7.63%, 03/15/2020	500	521
Meritage Homes Corp					$25,468
7.00%, 04/01/2022	635	670
7.15%, 04/15/2020	315	337	Leisure Products & Services - 0.19%
Ryland Group Inc/The			NCL Corp Ltd
5.38%, 10/01/2022	1,485	1,440	5.25%, 11/15/2019(d)	2,051	2,076
Standard Pacific Corp			Viking Cruises Ltd
5.88%, 11/15/2024	1,554	1,542	8.50%, 10/15/2022(d)	1,217	1,333
8.38%, 01/15/2021	1,135	1,277			$3,409

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2015 (unaudited)

		Principal			Principal
	BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

	Lodging - 1.46%			Media (continued)
	Downstream Development Authority of the			Clear Channel Worldwide Holdings
	Quapaw Tribe of Oklahoma			Inc (continued)
	10.50%, 07/01/2019(d)	$520	$486	7.63%, 03/15/2020	$6,181	$6,521
	Hilton Worldwide Finance LLC / Hilton			7.63%, 03/15/2020	150	156
	Worldwide Finance Corp			CSC Holdings LLC
	5.63%, 10/15/2021	710	749	6.75%, 11/15/2021	495	554
	MGM Resorts International			7.63%, 07/15/2018	1,165	1,308
	6.00%, 03/15/2023	1,045	1,056	Cumulus Media Holdings Inc
	6.75%, 10/01/2020	1,000	1,058	7.75%, 05/01/2019	3,945	4,024
	7.75%, 03/15/2022	3,100	3,433	DISH DBS Corp
	8.63%, 02/01/2019	2,750	3,100	4.25%, 04/01/2018	1,987	2,022
	10.00%, 11/01/2016	730	810	5.13%, 05/01/2020	3,135	3,190
	MTR Gaming Group Inc			5.88%, 07/15/2022	667	674
	11.50%, 08/01/2019	3,945	4,270	5.88%, 11/15/2024(d)	8,967	9,011
	Seminole Hard Rock Entertainment Inc /			6.75%, 06/01/2021	7,128	7,742
	Seminole Hard Rock International LLC			7.88%, 09/01/2019	170	193
	5.88%, 05/15/2021(d)	1,105	1,102	Gannett Co Inc
	Station Casinos LLC			4.88%, 09/15/2021(d)	710	710
	7.50%, 03/01/2021	4,760	4,999	5.13%, 10/15/2019	3,450	3,571
	Studio City Finance Ltd			5.13%, 07/15/2020	1,805	1,859
	8.50%, 12/01/2020(d)	1,175	1,193	5.50%, 09/15/2024(d)	880	889
	Wynn Las Vegas LLC / Wynn Las Vegas			6.38%, 10/15/2023	1,465	1,560
	Capital Corp			7.13%, 09/01/2018	2,990	3,098
	7.75%, 08/15/2020	1,781	1,892	Gray Television Inc
	Wynn Macau Ltd			7.50%, 10/01/2020	1,385	1,423
	5.25%, 10/15/2021(d)	2,150	2,092	iHeartCommunications Inc
			$26,240	6.88%, 06/15/2018	853	776
				7.25%, 10/15/2027	1,405	1,124
	Machinery - Construction & Mining - 0.22%			9.00%, 12/15/2019	2,652	2,586
	BlueLine Rental Finance Corp			9.00%, 03/01/2021	362	351
	7.00%, 02/01/2019(d)	850	832
				11.25%, 03/01/2021	5,699	5,813
	Terex Corp			10.00%, 01/15/2018	1,705	1,483
	6.00%, 05/15/2021	2,170	2,203	Liberty Interactive LLC
	6.50%, 04/01/2020	950	983	8.25%, 02/01/2030	750	812
			$4,018	LIN Television Corp
	Machinery - Diversified - 0.58%			5.88%, 11/15/2022(d)	1,020	1,025
	Briggs & Stratton Corp			Mediacom Broadband LLC / Mediacom
	6.88%, 12/15/2020	775	835	Broadband Corp
	Case New Holland Industrial Inc			5.50%, 04/15/2021	475	476
	7.88%, 12/01/2017	3,905	4,299	Nexstar Broadcasting Inc
	Columbus McKinnon Corp/NY			6.13%, 02/15/2022(d)	520	521
	7.88%, 02/01/2019	750	781	Nielsen Finance LLC / Nielsen Finance Co
	Manitowoc Co Inc/The			5.00%, 04/15/2022(d)	4,956	4,969
	5.88%, 10/15/2022	1,250	1,347	Numericable-SFR
	8.50%, 11/01/2020	1,650	1,786	4.88%, 05/15/2019(d)	3,975	3,975
	Zebra Technologies Corp			6.00%, 05/15/2022(d)	8,897	9,101
	7.25%, 10/15/2022(d)	1,268	1,360	6.25%, 05/15/2024(d)	2,567	2,657
			$10,408	Quebecor Media Inc
				5.75%, 01/15/2023	590	608
Media	- 8.30%			Quebecor World PLC
	AMC Networks Inc			0.00%, 01/15/2025(a),(b),(c)	480	1
	7.75%, 07/15/2021	1,362	1,471	0.00%, 11/15/2025(a),(b),(c)	1,075	3
	Cablevision Systems Corp			0.00%, 08/01/2027(a),(b),(c)	830	2
	7.75%, 04/15/2018	204	223	Radio One Inc
	8.00%, 04/15/2020	4,161	4,692	9.25%, 02/15/2020(d)	300	276
	CCO Holdings LLC / CCO Holdings Capital			RCN Telecom Services LLC / RCN Capital
	Corp			Corp
	5.13%, 02/15/2023	185	181	8.50%, 08/15/2020(d)	713	757
	5.25%, 09/30/2022	1,795	1,801	Sinclair Television Group Inc
	5.75%, 09/01/2023	490	496	5.38%, 04/01/2021	1,541	1,545
	6.50%, 04/30/2021	4,560	4,799	5.63%, 08/01/2024(d)	585	578
	8.13%, 04/30/2020	2,630	2,768	6.13%, 10/01/2022	630	649
	CCOH Safari LLC			6.38%, 11/01/2021	175	181
	5.75%, 12/01/2024	3,743	3,795	Sirius XM Radio Inc
	Cequel Communications Holdings I LLC /			4.25%, 05/15/2020(d)	615	599
	Cequel Capital Corp			4.63%, 05/15/2023(d)	375	352
	5.13%, 12/15/2021(d)	2,363	2,309	5.75%, 08/01/2021(d)	800	820
	5.13%, 12/15/2021(d)	707	691	5.88%, 10/01/2020(d)	670	687
	6.38%, 09/15/2020(d)	3,442	3,580	6.00%, 07/15/2024(d)	1,243	1,277
	Clear Channel Worldwide Holdings Inc			Unitymedia Hessen GmbH & Co KG /
	6.50%, 11/15/2022	2,122	2,164	Unitymedia NRW GmbH
	6.50%, 11/15/2022	6,098	6,289	5.00%, 01/15/2025(d)	917	935

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Media (continued)			Miscellaneous Manufacturing (continued)
Unitymedia Hessen GmbH & Co KG /			Bombardier Inc
Unitymedia NRW GmbH (continued)			4.75%, 04/15/2019(d)	$683	$642
5.50%, 01/15/2023(d)	$600	$623	6.13%, 01/15/2023(d)	409	386
Unitymedia KabelBW GmbH			7.50%, 03/15/2018(d)	800	810
6.13%, 01/15/2025(d)	607	639			$2,459
Univision Communications Inc
5.13%, 05/15/2023(d)	925	960	Office & Business Equipment - 0.08%
6.75%, 09/15/2022(d)	4,987	5,424	CDW LLC / CDW Finance Corp
6.88%, 05/15/2019(d)	5,265	5,489	5.50%, 12/01/2024	465	468
7.88%, 11/01/2020(d)	1,500	1,605	6.00%, 08/15/2022	573	602
8.50%, 05/15/2021(d)	925	992	8.50%, 04/01/2019	334	351
Videotron Ltd					$1,421
5.00%, 07/15/2022	245	252	Oil & Gas - 9.11%
5.38%, 06/15/2024(d)	854	875	Antero Resources Corp
VTR Finance BV			5.13%, 12/01/2022(d)	1,281	1,226
6.88%, 01/15/2024(d)	1,502	1,506	Antero Resources Finance Corp
WideOpenWest Finance LLC /			5.38%, 11/01/2021	1,995	1,945
WideOpenWest Capital Corp			6.00%, 12/01/2020	1,587	1,579
10.25%, 07/15/2019	1,095	1,128	Baytex Energy Corp
Ziggo Bond Finance BV			5.13%, 06/01/2021(d)	198	172
5.88%, 01/15/2025(d)	562	573	5.63%, 06/01/2024(d)	238	204
		$148,769	Blue Racer Midstream LLC / Blue Racer
Metal Fabrication & Hardware - 0.03%			Finance Corp
			6.13%, 11/15/2022(d)	837	829
Wise Metals Group LLC / Wise Alloys
Finance Corp			California Resources Corp
			5.00%, 01/15/2020(d)	3,062	2,641
8.75%, 12/15/2018(d)	415	442
			5.50%, 09/15/2021(d)	2,624	2,204
			6.00%, 11/15/2024(d)	2,801	2,279
Mining - 1.36%			Chesapeake Energy Corp
Alcoa Inc			4.88%, 04/15/2022	6,498	6,409
5.13%, 10/01/2024	3,950	4,312	5.38%, 06/15/2021	640	645
5.40%, 04/15/2021	653	725	5.75%, 03/15/2023	640	662
5.72%, 02/23/2019	785	876	6.13%, 02/15/2021	3,022	3,188
5.87%, 02/23/2022	508	570	6.50%, 08/15/2017	1,270	1,353
5.90%, 02/01/2027	719	813	6.63%, 08/15/2020	1,915	2,052
6.15%, 08/15/2020	647	739	Cimarex Energy Co
6.75%, 01/15/2028	1,026	1,198	4.38%, 06/01/2024	657	624
Aleris International Inc			5.88%, 05/01/2022	1,877	1,957
7.63%, 02/15/2018	356	347	CITGO Petroleum Corp
7.88%, 11/01/2020	545	529	6.25%, 08/15/2022(d)	1,162	1,127
Coeur Mining Inc			Comstock Resources Inc
7.88%, 02/01/2021	1,383	1,182	7.75%, 04/01/2019	550	280
Constellium NV			9.50%, 06/15/2020	506	258
5.75%, 05/15/2024(d)	460	404	Concho Resources Inc
First Quantum Minerals Ltd			5.50%, 04/01/2023	2,065	2,065
6.75%, 02/15/2020(d)	1,739	1,478	6.50%, 01/15/2022	845	879
7.00%, 02/15/2021(d)	769	644	7.00%, 01/15/2021	975	1,026
7.25%, 10/15/2019(d)	500	434	Denbury Resources Inc
7.25%, 05/15/2022(d)	959	801	4.63%, 07/15/2023	8,335	7,106
FMG Resources August 2006 Pty Ltd			5.50%, 05/01/2022	470	414
6.00%, 04/01/2017(d)	268	261	Energy XXI Gulf Coast Inc
6.88%, 02/01/2018(d)	459	444	6.88%, 03/15/2024(d)	871	383
6.88%, 04/01/2022(d)	863	677	7.50%, 12/15/2021	647	294
8.25%, 11/01/2019(d)	1,270	1,127	EP Energy LLC / Everest Acquisition Finance
Hecla Mining Co			Inc
6.88%, 05/01/2021	1,977	1,760	6.88%, 05/01/2019	830	840
HudBay Minerals Inc			7.75%, 09/01/2022	1,552	1,472
9.50%, 10/01/2020	612	595	9.38%, 05/01/2020	11,994	12,084
Lundin Mining Corp			EXCO Resources Inc
7.50%, 11/01/2020(d)	790	782	7.50%, 09/15/2018	5,437	3,466
7.88%, 11/01/2022(d)	690	683	8.50%, 04/15/2022	4,397	2,682
New Gold Inc			Halcon Resources Corp
6.25%, 11/15/2022(d)	1,545	1,526	9.25%, 02/15/2022	1,730	1,142
7.00%, 04/15/2020(d)	435	431	9.75%, 07/15/2020	860	574
Prince Mineral Holding Corp			Hilcorp Energy I LP / Hilcorp Finance Co
12.00%, 12/15/2019(d)	450	459	5.00%, 12/01/2024(d)	1,081	973
Taseko Mines Ltd			7.63%, 04/15/2021(d)	1,681	1,706
7.75%, 04/15/2019	885	619	8.00%, 02/15/2020(d)	1,450	1,479
		$24,416	Jones Energy Holdings LLC / Jones Energy
			Finance Corp
Miscellaneous Manufacturing - 0.14%			6.75%, 04/01/2022(d)	690	552
Amsted Industries Inc
5.38%, 09/15/2024(d)	640	621

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)			Oil & Gas (continued)
Jupiter Resources Inc			Ultra Petroleum Corp
8.50%, 10/01/2022(d)	$1,325	$994	5.75%, 12/15/2018(d)	$1,550	$1,418
Laredo Petroleum Inc			6.13%, 10/01/2024(d)	946	809
7.38%, 05/01/2022	3,180	3,045	Unit Corp
Linn Energy LLC / Linn Energy Finance			6.63%, 05/15/2021	3,075	2,891
Corp			W&T Offshore Inc
6.25%, 11/01/2019(e)	6,035	4,602	8.50%, 06/15/2019	924	591
6.50%, 05/15/2019	1,000	777	Whiting Petroleum Corp
6.50%, 09/15/2021	3,651	2,684	5.00%, 03/15/2019	2,940	2,815
7.75%, 02/01/2021	5,846	4,414	WPX Energy Inc
8.63%, 04/15/2020	6,530	5,159	5.25%, 01/15/2017	774	780
MEG Energy Corp			5.25%, 09/15/2024	2,570	2,390
6.50%, 03/15/2021(d)	700	633	6.00%, 01/15/2022	3,518	3,412
7.00%, 03/31/2024(d)	850	769			$163,297
Memorial Resource Development Corp
5.88%, 07/01/2022(d)	1,080	983	Oil & Gas Services - 0.55%
Newfield Exploration Co			Basic Energy Services Inc
5.63%, 07/01/2024	2,764	2,730	7.75%, 02/15/2019	150	105
5.75%, 01/30/2022	8,295	8,191	7.75%, 10/15/2022	1,112	756
6.88%, 02/01/2020	500	504	CSI Compressco LP / Compressco Finance
Oasis Petroleum Inc			Inc
			7.25%, 08/15/2022(d)	980	813
6.88%, 03/15/2022	4,005	3,687
Ocean Rig UDW Inc			Exterran Partners LP / EXLP Finance Corp
			6.00%, 10/01/2022(d)	580	487
7.25%, 04/01/2019(d)	851	553
Parker Drilling Co			Hiland Partners LP / Hiland Partners Finance
7.50%, 08/01/2020	944	727	Corp
			5.50%, 05/15/2022(d)	294	305
Precision Drilling Corp			7.25%, 10/01/2020(d)	2,565	2,757
5.25%, 11/15/2024(d)	903	727
6.50%, 12/15/2021	435	383	Key Energy Services Inc
6.63%, 11/15/2020	740	669	6.75%, 03/01/2021	416	250
QEP Resources Inc			Petroleum Geo-Services ASA
			7.38%, 12/15/2018(d)	1,023	867
5.25%, 05/01/2023	1,059	1,003
5.38%, 10/01/2022	1,875	1,791	PHI Inc
6.88%, 03/01/2021	1,700	1,751	5.25%, 03/15/2019	419	365
Range Resources Corp			Pioneer Energy Services Corp
5.00%, 03/15/2023	700	690	6.13%, 03/15/2022	908	633
5.75%, 06/01/2021	600	615	Sea Trucks Group Ltd
			9.00%, 03/26/2018(d)	1,650	1,073
Rosetta Resources Inc
5.63%, 05/01/2021	3,510	3,308	Trinidad Drilling Ltd
			7.88%, 01/15/2019(d)	1,525	1,424
5.88%, 06/01/2022	3,709	3,486
5.88%, 06/01/2024	1,869	1,706			$9,835
RSP Permian Inc			Packaging & Containers - 3.16%
6.63%, 10/01/2022(d)	338	336	Ardagh Packaging Finance PLC
Sabine Oil & Gas Corp			9.13%, 10/15/2020(d)	641	679
9.75%, 02/15/2017	558	205	Ardagh Packaging Finance PLC / Ardagh
SandRidge Energy Inc			Holdings USA Inc
7.50%, 03/15/2021	8,740	6,074	6.25%, 01/31/2019(d)	335	327
7.50%, 02/15/2023	4,000	2,680	7.00%, 11/15/2020(d)	137	135
8.13%, 10/15/2022	4,165	2,832	9.13%, 10/15/2020(d)	197	209
Seventy Seven Energy Inc			Ball Corp
6.50%, 07/15/2022	471	187	4.00%, 11/15/2023	600	593
Seventy Seven Operating LLC			5.00%, 03/15/2022	575	606
6.63%, 11/15/2019	575	417	5.75%, 05/15/2021	290	303
SM Energy Co			6.75%, 09/15/2020	250	260
5.00%, 01/15/2024	1,680	1,508	Berry Plastics Corp
6.50%, 11/15/2021	1,670	1,637	5.50%, 05/15/2022	620	634
6.50%, 01/01/2023	250	245	9.75%, 01/15/2021	12,405	13,770
6.63%, 02/15/2019	1,433	1,433	Beverage Packaging Holdings Luxembourg II
Stone Energy Corp			SA / Beverage Packaging Holdings II
7.50%, 11/15/2022	1,012	880	5.63%, 12/15/2016(d)	1,370	1,344
Summit Midstream Holdings LLC / Summit			6.00%, 06/15/2017(d)	2,125	2,086
Midstream Finance Corp			Constar International
5.50%, 08/15/2022	815	784	0.00%, PIK 0.00%, 12/31/2017(a),(b),(c),(e),(f)	605	100
7.50%, 07/01/2021	337	355	Graphic Packaging International Inc
Swift Energy Co			4.75%, 04/15/2021	714	735
7.13%, 06/01/2017	375	146	Novelis Inc
7.88%, 03/01/2022	815	287	8.75%, 12/15/2020	2,005	2,150
Talos Production LLC / Talos Production			Owens-Brockway Glass Container Inc
Finance Inc			5.00%, 01/15/2022(d)	1,960	2,036
9.75%, 02/15/2018(d)	589	507	5.38%, 01/15/2025(d)	348	364
Tesoro Corp
5.13%, 04/01/2024	328	326

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Packaging & Containers (continued)				Pipelines (continued)
Reynolds Group Issuer Inc / Reynolds Group				Kinder Morgan Finance Co LLC
Issuer LLC / Reynolds Group Issuer				6.00%, 01/15/2018(d)	$1,825	$1,989
(Luxembourg) S.A.				MarkWest Energy Partners LP / MarkWest
5.75%, 10/15/2020	$3,160	$3,231		Energy Finance Corp
6.88%, 02/15/2021(e)	2,295	2,416		4.50%, 07/15/2023	4,229	4,187
7.13%, 04/15/2019	700	725		4.88%, 12/01/2024	685	688
7.88%, 08/15/2019	6,580	6,951		5.50%, 02/15/2023	1,975	2,032
8.25%, 02/15/2021	1,805	1,834		6.25%, 06/15/2022	569	599
8.50%, 05/15/2018	1,450	1,479		6.75%, 11/01/2020	527	553
9.00%, 04/15/2019	1,200	1,239		Regency Energy Partners LP / Regency
9.88%, 08/15/2019	9,785	10,397		Energy Finance Corp
Sealed Air Corp				4.50%, 11/01/2023	2,395	2,419
5.13%, 12/01/2024(d)	500	513		5.00%, 10/01/2022	432	451
5.25%, 04/01/2023(d)	367	380		5.50%, 04/15/2023	3,130	3,270
6.50%, 12/01/2020(d)	500	551		5.88%, 03/01/2022	3,101	3,396
8.38%, 09/15/2021(d)	575	645		6.50%, 07/15/2021	2,125	2,253
		$56,692		Rose Rock Midstream LP / Rose Rock
				Finance Corp
Pharmaceuticals - 1.96%				5.63%, 07/15/2022	422	405
Endo Finance LLC				Sabine Pass Liquefaction LLC
5.75%, 01/15/2022(d)	790	802
				5.63%, 02/01/2021(e)	411	412
Endo Finance LLC / Endo Finco Inc				5.63%, 04/15/2023	2,674	2,674
5.38%, 01/15/2023(d)	4,600	4,531
7.00%, 07/15/2019(d)	1,560	1,634		5.75%, 05/15/2024	1,205	1,211
7.00%, 12/15/2020(d)	207	217		6.25%, 03/15/2022	560	580
7.25%, 01/15/2022(d)	2,110	2,242		SemGroup Corp
				7.50%, 06/15/2021	484	482
Endo Finance LLC / Endo Ltd / Endo Finco				Targa Resources Partners LP / Targa
Inc				Resources Partners Finance Corp
6.00%, 02/01/2025(d)	1,240	1,267
				4.13%, 11/15/2019(d)	1,635	1,594
Grifols Worldwide Operations Ltd				4.25%, 11/15/2023	1,230	1,150
5.25%, 04/01/2022(d)	660	670
				5.00%, 01/15/2018(d)	713	727
Omnicare Inc				5.25%, 05/01/2023	850	846
4.75%, 12/01/2022	250	259		6.38%, 08/01/2022	842	874
5.00%, 12/01/2024	325	338		6.88%, 02/01/2021	250	262
Par Pharmaceutical Cos Inc				Tesoro Logistics LP / Tesoro Logistics
7.38%, 10/15/2020	850	895		Finance Corp
Salix Pharmaceuticals Ltd				5.50%, 10/15/2019(d)	1,180	1,197
6.00%, 01/15/2021(d)	490	522
				5.88%, 10/01/2020	916	934
Valeant Pharmaceuticals International				6.13%, 10/15/2021	775	787
5.50%, 03/01/2023(d)	1,050	1,076
				6.25%, 10/15/2022(d)	1,438	1,460
5.63%, 12/01/2021(d)	519	533
6.38%, 10/15/2020(d)	12,495	13,214				$58,661
6.75%, 08/15/2018(d)	2,739	2,913		Real Estate - 0.15%
6.75%, 08/15/2021(d)	338	356		Kennedy-Wilson Inc
6.88%, 12/01/2018(d)	1,323	1,371		5.88%, 04/01/2024	494	500
7.00%, 10/01/2020(d)	850	896		Mattamy Group Corp
7.25%, 07/15/2022(d)	330	352		6.50%, 11/15/2020(d)	647	629
7.50%, 07/15/2021(d)	973	1,065		Realogy Group LLC
		$35,153		7.63%, 01/15/2020(d)	1,415	1,519

Pipelines - 3.27%						$2,648
Access Midstream Partners LP / ACMP			REITS	- 1.29%
Finance Corp				Crown Castle International Corp
4.88%, 05/15/2023	3,527	3,615		4.88%, 04/15/2022	2,329	2,359
4.88%, 03/15/2024	1,060	1,084		5.25%, 01/15/2023	1,056	1,082
5.88%, 04/15/2021	1,168	1,217		Iron Mountain Inc
6.13%, 07/15/2022	4,671	4,977		5.75%, 08/15/2024	6,615	6,698
Atlas Pipeline Partners LP / Atlas Pipeline				7.75%, 10/01/2019	4,809	5,140
Finance Corp				8.38%, 08/15/2021	391	408
4.75%, 11/15/2021	775	777		MPT Operating Partnership LP / MPT Finance
5.88%, 08/01/2023	729	736		Corp
Crestwood Midstream Partners LP /				5.50%, 05/01/2024	3,680	3,882
Crestwood Midstream Finance Corp				Sabra Health Care LP / Sabra Capital Corp
6.13%, 03/01/2022	1,477	1,436		5.50%, 02/01/2021	3,405	3,601
Energy Transfer Equity LP						$23,170
5.88%, 01/15/2024	2,710	2,812
7.50%, 10/15/2020	2,522	2,806		Retail - 2.30%
Genesis Energy LP				1011778 BC ULC / New Red Finance Inc
				6.00%, 04/01/2022(d)	705	723
5.63%, 06/15/2024	625	566
Genesis Energy LP / Genesis Energy Finance				AmeriGas Finance LLC/AmeriGas Finance
Corp				Corp
5.75%, 02/15/2021	725	683		6.75%, 05/20/2020	3,640	3,786
7.88%, 12/15/2018	510	520		7.00%, 05/20/2022	6,988	7,320

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Retail (continued)			Software - 2.41%
Claire's Stores Inc			Activision Blizzard Inc
6.13%, 03/15/2020(d)	$728	$622	5.63%, 09/15/2021(d)	$4,509	$4,830
8.88%, 03/15/2019	2,463	1,736	6.13%, 09/15/2023(d)	510	556
9.00%, 03/15/2019(d)	1,527	1,428	Audatex North America Inc
CST Brands Inc			6.00%, 06/15/2021(d)	1,167	1,214
5.00%, 05/01/2023	1,535	1,558	6.13%, 11/01/2023(d)	212	221
Ferrellgas LP / Ferrellgas Finance Corp			First Data Corp
6.75%, 01/15/2022	3,090	3,013	6.75%, 11/01/2020(d)	869	930
Guitar Center Inc			7.38%, 06/15/2019(d)	2,405	2,522
6.50%, 04/15/2019(d)	611	502	8.25%, 01/15/2021(d)	2,248	2,397
JC Penney Corp Inc			8.75%, PIK 10.00%, 01/15/2022(d),(f)	645	693
8.13%, 10/01/2019	199	181	11.75%, 08/15/2021	2,912	3,353
L Brands Inc			12.63%, 01/15/2021	10,820	12,835
5.63%, 10/15/2023	1,365	1,481	10.63%, 06/15/2021	1,719	1,947
8.50%, 06/15/2019	1,500	1,804	11.25%, 01/15/2021	1,689	1,913
Landry's Inc			IMS Health Inc
9.38%, 05/01/2020(d)	975	1,048	6.00%, 11/01/2020(d)	823	857
Michaels FinCo Holdings LLC / Michaels			Infor Software Parent LLC / Infor Software
FinCo Inc			Parent Inc
7.50%, PIK 8.25%, 08/01/2018(d),(f)	203	208	7.13%, PIK 7.88%, 05/01/2021(d),(f)	1,236	1,242
Neebo Inc			Infor US Inc
15.00%, 06/30/2016(d)	328	338	9.38%, 04/01/2019	500	537
Neiman Marcus Group LTD LLC			MSCI Inc
8.00%, 10/15/2021(d)	1,029	1,065	5.25%, 11/15/2024(d)	1,883	1,963
New Albertsons Inc			Nuance Communications Inc
6.63%, 06/01/2028	325	268	5.38%, 08/15/2020(d)	1,160	1,172
7.75%, 06/15/2026	265	246	Open Text Corp
8.00%, 05/01/2031	405	377	5.63%, 01/15/2023(d)	435	447
8.70%, 05/01/2030	95	93	Sophia LP / Sophia Finance Inc
Party City Holdings Inc			9.75%, 01/15/2019(d)	3,340	3,565
8.88%, 08/01/2020	1,380	1,490			$43,194
Radio Systems Corp
8.38%, 11/01/2019(d)	839	902	Telecommunications - 11.12%
Real Mex Restaurants Inc			Alcatel-Lucent USA Inc
			4.63%, 07/01/2017(d)	787	800
7.00%, PIK 0.73%, 03/21/2016(b),(c),(f)	170	170
Rite Aid Corp			6.45%, 03/15/2029	794	766
			6.75%, 11/15/2020(d)	897	931
6.75%, 06/15/2021	1,945	2,033
8.00%, 08/15/2020	4,243	4,529	Altice Financing SA
			6.50%, 01/15/2022(d)	478	488
9.25%, 03/15/2020	1,430	1,569	6.63%, 02/15/2023(c),(d),(g)	865	865
Serta Simmons Holdings LLC			7.88%, 12/15/2019(d)	262	277
8.13%, 10/01/2020(d)	800	854
Suburban Propane Partners LP/Suburban			Altice Finco SA
			8.13%, 01/15/2024(d)	200	207
Energy Finance Corp			9.88%, 12/15/2020(d)	200	220
7.38%, 08/01/2021	797	843
Tops Holding Corp / Tops Markets LLC			Altice SA
			7.63%, 02/15/2025(c),(d),(g)	1,469	1,469
8.88%, 12/15/2017	1,055	1,076	7.75%, 05/15/2022(d)	6,114	6,328
		$41,263	Avaya Inc
Semiconductors - 0.65%			7.00%, 04/01/2019(d)	915	889
Advanced Micro Devices Inc			9.00%, 04/01/2019(d)	900	914
6.75%, 03/01/2019	828	787	10.50%, 03/01/2021(d)	1,320	1,081
7.00%, 07/01/2024	899	784	CenturyLink Inc
7.50%, 08/15/2022	75	71	6.45%, 06/15/2021	4,080	4,417
7.75%, 08/01/2020	842	802	6.75%, 12/01/2023	895	999
Amkor Technology Inc			Cincinnati Bell Inc
6.38%, 10/01/2022	1,331	1,321	8.38%, 10/15/2020	651	685
6.63%, 06/01/2021	206	208	8.75%, 03/15/2018	116	119
Freescale Semiconductor Inc			Citizens Communications Co
5.00%, 05/15/2021(d)	205	210	7.13%, 03/15/2019	3,040	3,325
6.00%, 01/15/2022(d)	2,859	3,030	Clearwire Communications LLC/Clearwire
8.05%, 02/01/2020	518	549	Finance Inc
Micron Technology Inc			14.75%, 12/01/2016(d)	680	816
5.25%, 08/01/2023(d),(g)	457	457	CommScope Holding Co Inc
5.50%, 02/01/2025(d)	1,212	1,218	6.63%, 06/01/2020(d)	635	640
NXP BV / NXP Funding LLC			CommScope Inc
3.50%, 09/15/2016(d)	200	201	5.00%, 06/15/2021(d)	580	558
5.75%, 02/15/2021(d)	297	313	5.50%, 06/15/2024(d)	2,170	2,096
5.75%, 03/15/2023(d)	232	246	Embarq Corp
Sensata Technologies BV			8.00%, 06/01/2036	12,045	13,912
5.63%, 11/01/2024(d)	1,311	1,386	Frontier Communications Corp
		$11,583	6.25%, 09/15/2021	194	200
			6.88%, 01/15/2025	3,342	3,388
			8.50%, 04/15/2020	410	461

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Telecommunications (continued)			Telecommunications (continued)
Frontier Communications Corp (continued)			T-Mobile USA Inc (continued)
8.75%, 04/15/2022	$210	$238	6.46%, 04/28/2019	$318	$330
9.00%, 08/15/2031	3,828	4,134	6.50%, 01/15/2024	1,097	1,138
9.25%, 07/01/2021	963	1,111	6.54%, 04/28/2020	3,455	3,579
Goodman Networks Inc			6.63%, 11/15/2020	2,089	2,172
12.13%, 07/01/2018	1,528	1,551	6.63%, 04/28/2021	3,526	3,661
Hughes Satellite Systems Corp			6.63%, 04/01/2023	2,108	2,187
6.50%, 06/15/2019	1,735	1,854	6.73%, 04/28/2022	4,213	4,365
Inmarsat Finance PLC			6.84%, 04/28/2023	2,111	2,201
4.88%, 05/15/2022(d)	2,240	2,237	UPCB Finance III Ltd
Intelsat Jackson Holdings SA			6.63%, 07/01/2020(d)	2,115	2,205
5.50%, 08/01/2023	3,375	3,333	UPCB Finance VI Ltd
6.63%, 12/15/2022	5,225	5,356	6.88%, 01/15/2022(d)	370	399
7.25%, 10/15/2020	1,360	1,426	Virgin Media Finance PLC
7.50%, 04/01/2021	400	424	5.75%, 01/15/2025(d)	426	441
Intelsat Luxembourg SA			6.00%, 10/15/2024(d)	1,885	1,984
7.75%, 06/01/2021	5,284	5,237	6.38%, 04/15/2023(d)	578	616
8.13%, 06/01/2023	931	940	Virgin Media Secured Finance PLC
Level 3 Communications Inc			5.38%, 04/15/2021(d)	1,425	1,479
5.75%, 12/01/2022(d)	196	197	West Corp
Level 3 Financing Inc			5.38%, 07/15/2022(d)	932	892
5.63%, 02/01/2023(d)	140	142	Wind Acquisition Finance SA
6.13%, 01/15/2021	2,903	3,012	4.75%, 07/15/2020(d)	6,800	6,630
7.00%, 06/01/2020	1,692	1,802	7.38%, 04/23/2021(d)	849	824
8.13%, 07/01/2019	8,070	8,564	Windstream Corp
8.63%, 07/15/2020	3,145	3,430	7.50%, 06/01/2022	4,038	4,028
9.38%, 04/01/2019	3,325	3,524	7.75%, 10/15/2020	1,630	1,691
NII Capital Corp			7.75%, 10/01/2021	985	1,000
0.00%, 04/01/2021(a)	3,317	738	7.88%, 11/01/2017	145	156
NII International Telecom SCA					$199,274
0.00%, 08/15/2019(a),(d)	873	788
0.00%, 08/15/2019(a),(d)	1,188	1,051	Transportation - 0.50%
Nokia OYJ			Bluewater Holding BV
			10.00%, 12/10/2019(d)	2,500	2,225
5.38%, 05/15/2019	617	674
6.63%, 05/15/2039	216	241	Martin Midstream Partners LP / Martin
Qwest Capital Funding Inc			Midstream Finance Corp
6.88%, 07/15/2028	159	160	7.25%, 02/15/2021	1,043	986
7.75%, 02/15/2031	1,780	1,825	Navios Maritime Acquisition Corp / Navios
Qwest Corp			Acquisition Finance US Inc
			8.13%, 11/15/2021(d)	994	942
6.88%, 09/15/2033	4,436	4,475
7.25%, 09/15/2025	310	369	Navios Maritime Holdings Inc / Navios
SBA Telecommunications Inc			Maritime Finance II US Inc
			7.38%, 01/15/2022(d)	1,000	890
5.75%, 07/15/2020	1,280	1,322
SoftBank Corp			8.13%, 02/15/2019	175	138
4.50%, 04/15/2020(d)	1,988	1,988	Navios South American Logistics Inc / Navios
Sprint Capital Corp			Logistics Finance US Inc
			7.25%, 05/01/2022(d)	1,344	1,283
6.88%, 11/15/2028	3,320	3,055
6.90%, 05/01/2019	534	543	Ridgebury Crude Tankers LLC
			7.63%, 03/20/2017(d)	568	571
8.75%, 03/15/2032	6,551	6,698
Sprint Communications Inc			Ultrapetrol Bahamas Ltd
6.00%, 12/01/2016	1,067	1,118	8.88%, 06/15/2021	1,947	1,986
6.00%, 11/15/2022	1,718	1,602			$9,021
7.00%, 03/01/2020(d)	1,884	2,054	Trucking & Leasing - 0.07%
7.00%, 08/15/2020	1,795	1,808	Jurassic Holdings III Inc
9.00%, 11/15/2018(d)	3,261	3,758	6.88%, 02/15/2021(d)	1,360	1,163
11.50%, 11/15/2021	374	451
Sprint Corp			TOTAL BONDS		$1,598,489
7.13%, 06/15/2024	4,333	4,214		Principal
7.25%, 09/15/2021	3,071	3,066	CONVERTIBLE BONDS - 0.04%	Amount (000's) Value (000's)
7.88%, 09/15/2023	6,193	6,278
Syniverse Holdings Inc			Electric - 0.04%
9.13%, 01/15/2019	1,260	1,314	Upstate New York Power Producers Inc
Telecom Italia Capital SA			20.00%, 06/15/2017(c),(d)	267	707
6.00%, 09/30/2034	2,580	2,651
Telecom Italia SpA			Retail - 0.00%
5.30%, 05/30/2024(d)	880	915
			Real Mex Restaurants Inc
T-Mobile USA Inc			1.12%, PIK 1.14%, 03/21/2018(b),(c),(f)	82	—
5.25%, 09/01/2018	467	483
6.00%, 03/01/2023	2,737	2,799	TOTAL CONVERTIBLE BONDS		$707
6.13%, 01/15/2022	2,575	2,649
6.25%, 04/01/2021	975	1,007
6.38%, 03/01/2025	1,807	1,839

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS -	Principal			SENIOR FLOATING RATE INTERESTS	Principal
5.93%	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)

Advertising - 0.20%				Diversified Financial Services (continued)
Advantage Sales & Marketing Inc, Delay-				Walter Investment Management Corp, Term
Draw Term Loan B-DD				Loan
4.25%, 07/21/2021(e)	$10	$10		4.75%, 12/11/2020(e)	$903	$787
Advantage Sales & Marketing Inc, Term						$2,046
Loan
7.50%, 07/21/2022(e)	2,285	2,233		Electric - 0.50%
Advantage Sales & Marketing Inc, Term Loan				Calpine Corp, Term Loan B3
				0.00%, 10/09/2019(e),(h)	499	493
B
4.25%, 07/21/2021(e)	394	389		Energy Future Intermediate Holding Co LLC,
RH Donnelley Inc, Term Loan				DIP Term
				4.25%, 06/10/2016(e)	433	432
9.75%, 12/31/2016(e)	312	237
9.75%, 12/31/2016(e)	437	332		Stonewall Gas Gathering LLC, Term Loan
				0.00%, 01/26/2022(e),(h)	125	122
Vertis Inc, Term Loan EXIT
0.00%, 12/31/2015(a),(b),(e)	1,359	2		Texas Competitive Electric Holdings Co LLC,
Visant Corp, Term Loan				Term Loan EXT
				4.66%, 10/10/2017(e)	8,239	5,133
7.00%, 08/13/2021(e)	449	438
		$3,641		Texas Competitive Electric Holdings Co LLC,
				Term Loan NONEXT
Aerospace & Defense - 0.02%				4.66%, 10/10/2014(e)	4,489	2,782
Ducommun Inc, Term Loan B1						$8,962
4.75%, 06/30/2017(e)	403	403
				Entertainment - 0.65%
				American Casino & Entertainment Properties
Airlines - 0.05%				LLC, Term Loan B
Delta Air Lines Inc, Term Loan B1				4.50%, 07/03/2019(e)	566	561
3.25%, 10/18/2018(e)	844	835		Delta 2 Lux Sarl, Term Loan B
				7.75%, 07/29/2022(e)	1,100	1,065
Automobile Manufacturers - 0.41%				Mohegan Tribal Gaming Authority, Term
FCA US LLC, Term Loan B				Loan B
				5.50%, 11/19/2019(e)	3,198	3,088
3.25%, 12/31/2018(e)	2,084	2,066
3.50%, 05/24/2017(e)	1,236	1,231		Scientific Games International Inc, Term Loan
3.50%, 05/24/2017(e)	429	427		B1
				6.00%, 05/22/2020(e)	206	204
Navistar Inc, Term Loan B				6.00%, 05/22/2020(e)	177	175
5.75%, 08/16/2017(e)	3,307	3,307
				6.00%, 05/22/2020(e)	30	29
Wabash National Corp, Term Loan B				6.00%, 10/18/2020(e)	15	15
4.50%, 05/04/2019(e)	330	330
				6.00%, 10/18/2020(e)	20	19
		$7,361		SGMS Escrow Corp, Term Loan B2
Automobile Parts & Equipment - 0.02%				6.00%, 09/17/2021(e)	5,595	5,517
Remy International Inc, Term Loan B				Shingle Springs Tribal Gaming Authority,
4.25%, 02/28/2020(e)	441	437		Term Loan B
				6.25%, 08/22/2019(e)	578	577
				WMG Acquisition Corp, Term Loan B
Chemicals - 0.11%				3.75%, 07/20/2020(e)	447	431
Axalta Coating Systems US Holdings Inc,
Term Loan						$11,681
3.75%, 02/01/2020(e)	1,031	1,009	Food	- 0.47%
3.75%, 02/01/2020(e)	737	722		Albertson's Holdings LLC, Term Loan B4
AZ Chem US Inc, Term Loan				4.50%, 08/11/2021(e)	2,225	2,219
7.50%, 06/10/2022(e)	247	240		Dole Food Co Inc, Term Loan B
		$1,971		4.50%, 10/25/2018(e)	163	162
				4.50%, 12/01/2018(e)	45	45
Commercial Services - 0.03%				4.50%, 12/01/2018(e)	163	162
Harland Clarke Holdings Corp, Term Loan				4.50%, 12/01/2018(e)	163	162
B2				4.50%, 12/01/2018(e)	163	162
5.51%, 06/30/2017(e)	480	480
				4.50%, 12/01/2018(e)	163	162
5.51%, 06/30/2017(e)	82	82
				4.50%, 12/01/2018(e)	163	162
		$562		4.50%, 12/01/2018(e)	163	162
Computers - 0.02%				HJ Heinz Co, Term Loan B2
CDW LLC, Term Loan B				3.50%, 06/05/2020(e)	2,188	2,184
3.25%, 04/30/2020(e)	295	288		SUPERVALU Inc, Term Loan
				4.50%, 03/21/2019(e)	2,228	2,205
				4.50%, 03/21/2019(e)	570	565
Consumer Products - 0.08%						$8,352
Dell International LLC, Term Loan B
4.50%, 03/24/2020(e)	1,390	1,390		Food Service - 0.14%
				Aramark Services Inc, Term Loan F
				3.25%, 02/21/2021(e)	2,605	2,556
Diversified Financial Services - 0.11%
Delos Finance Sarl, Term Loan B
3.50%, 02/26/2021(e)	1,265	1,259		Healthcare - Services - 0.17%
				inVentiv Health Inc, Term Loan B4
				7.75%, 05/15/2018(e)	867	861

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2015 (unaudited)

	SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
	(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

	Healthcare - Services (continued)			Retail (continued)
	United Surgical Partners International Inc,			JC Penney Corp Inc, Term Loan
	Term Loan			6.00%, 05/21/2018(e)	$1,492	$1,477
	4.75%, 04/03/2019(e)	$2,122	$2,113	Rite Aid Corp, Term Loan 2
			$2,974	4.88%, 06/11/2021(e)	1,889	1,888
				Sears Roebuck Acceptance Corp, Term Loan
	Internet - 0.05%			B
	Go Daddy Operating Co LLC, Term Loan B			5.50%, 06/30/2018(e)	1,163	1,127
	4.75%, 05/05/2021(e)	578	575
				Serta Simmons Holdings LLC, Term Loan B
	Zayo Group LLC, Term Loan B			4.25%, 09/19/2019(e)	353	350
	4.00%, 06/15/2019(e)	238	235
				4.25%, 10/01/2019(e)	290	287
			$810	4.25%, 10/01/2019(e)	162	161
	Lodging - 0.32%			4.25%, 10/01/2019(e)	14	14
	ROC Finance LLC, Term Loan B					$6,549
	5.00%, 03/27/2019(e)	1,266	1,178
				Semiconductors - 0.39%
	Station Casinos LLC, Term Loan B			Avago Technologies Cayman Ltd, Term Loan
	4.25%, 02/25/2018(e)	1,046	1,030
	4.25%, 02/25/2020(e)	3,593	3,535	B
				3.75%, 04/16/2019(e)	4,000	3,991
			$5,743	3.75%, 04/16/2021(e)	578	577
Media	- 0.64%			3.75%, 05/06/2021(e)	87	87
	iHeartCommunications Inc, Term Loan B-			Freescale Semiconductor Inc, Term Loan B4
	NEW			4.25%, 02/13/2020(e)	1,416	1,395
	7.67%, 01/29/2016(e)	1,776	1,750	4.25%, 02/28/2020(e)	565	557
	iHeartCommunications Inc, Term Loan D-			Freescale Semiconductor Inc, Term Loan B5
	EXT			5.00%, 01/15/2021(e)	415	415
	6.92%, 01/23/2019(e)	3,572	3,326			$7,022
	Tribune Media Co, Term Loan B			Software - 0.20%
	4.00%, 11/20/2020(e)	738	728
	4.00%, 11/20/2020(e)	2,000	1,973	Ellucian Inc, Term Loan B
				4.00%, 07/19/2018(e)	1,104	1,091
	TWCC Holding Corp, Term Loan			Evergreen Skills Lux Sarl, Term Loan
	3.50%, 02/13/2017(e)	1,150	1,124
				3.75%, 04/08/2021(e)	276	267
	Univision Communications Inc, Term Loan			3.75%, 04/08/2021(e)	391	379
	C3			First Data Corp, Term Loan B
	4.00%, 03/01/2020(e)	378	372
				3.67%, 03/24/2017(e)	1,246	1,231
	4.00%, 03/01/2020(e)	1,209	1,190
				First Data Corp, Term Loan B1
	Univision Communications Inc, Term Loan			3.67%, 09/24/2018(e)	574	564
	C4					$3,532
	4.00%, 03/01/2020(e)	1,002	986
			$11,449	Telecommunications - 0.62%
				Altice Financing SA, Delay-Draw Term Loan
	Oil & Gas - 0.13%			DD
	Alon USA Partners LP, Term Loan B			5.50%, 07/15/2019(e)	693	692
	9.25%, 11/13/2018(e)	142	136
				Cincinnati Bell Inc, Term Loan B
	Drillships Ocean Ventures Inc, Term Loan B			4.00%, 08/09/2020(e)	147	145
	5.50%, 07/16/2021(e)	510	424
				4.00%, 08/09/2020(e)	141	140
	Fieldwood Energy LLC, Term Loan			4.00%, 08/20/2020(e)	147	145
	8.38%, 09/30/2020(e)	940	561
				Integra Telecom Holdings Inc, Term Loan
	MEG Energy Corp, Term Loan B			5.25%, 02/22/2019(e)	1,007	991
	3.75%, 03/31/2020(e)	579	544
				Intelsat Jackson Holdings SA, Term Loan B2
	Sabine Oil & Gas Corp, Term Loan B			3.75%, 06/30/2019(e)	3,000	2,963
	8.75%, 01/18/2018(e)	667	432
				Level 3 Financing Inc, Term Loan BI
	Shelf Drilling Midco Ltd, PIK Term B			3.95%, 01/15/2020(e)	2,088	2,067
	10.00%, PIK 0.75%, 10/08/2018(e),(f)	460	322
				Level 3 Financing Inc, Term Loan BIII
			$2,419	3.95%, 08/01/2019(e)	2,500	2,476
	Oil & Gas Services - 0.04%			Presidio Inc, Term Loan
	Floatel International Ltd, Term Loan B			0.00%, 01/26/2022(e),(h)	1,320	1,275
	6.00%, 05/22/2020(e)	552	407	UPC Financing Partnership, Term Loan AH
	Stallion Oilfield Holdings Inc, Term Loan			3.25%, 06/10/2021(e)	310	303
	8.00%, 06/11/2018(e)	469	350			$11,197
			$757	Transportation - 0.02%
	Real Estate - 0.17%			OSG Bulk Ships Inc, Term Loan B-EXIT
	Realogy Group LLC, Term Loan B			0.00%, 08/05/2019(e),(h)	370	365
	3.75%, 03/05/2020(e)	3,099	3,048
				TOTAL SENIOR FLOATING RATE INTERESTS		$106,350
				Total Investments		$1,774,766
	Retail - 0.37%			Other Assets in Excess of Liabilities, Net - 0.99%		$17,814
	J Crew Group Inc, Term Loan B
	4.00%, 02/26/2021(e)	270	244	TOTAL NET ASSETS - 100.00%		$1,792,580
	4.00%, 02/26/2021(e)	311	281
	4.00%, 02/26/2021(e)	355	321
	4.00%, 02/26/2021(e)	442	399	(a) Non-Income Producing Security
				(b) Security is Illiquid

	See accompanying notes			85

Schedule of Investments
High Yield Fund I
January 31, 2015 (unaudited)

(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $13,833 or 0.77% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $484,532 or 27.03% of net assets.
(e)	Variable Rate. Rate shown is in effect at January 31, 2015.
(f)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(g)	Security purchased on a when-issued basis.
(h)	This Senior Floating Rate Note will settle after January 31, 2015, at which time the interest rate will be determined.

Portfolio Summary (unaudited)

Sector	Percent
Communications	21.83%
Consumer, Non-cyclical	16.29%
Consumer, Cyclical	13.65%
Energy	13.60%
Financial	10.42%
Industrial	7.54%
Basic Materials	4.92%
Technology	4.28%
Exchange Traded Funds	3.34%
Utilities	3.14%
Other Assets in Excess of Liabilities, Net	0.99%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Income Fund
January 31, 2015 (unaudited)

	COMMON STOCKS - 0.00%	Shares Held	Value	(000	's)		Principal
						BONDS (continued)	Amount (000's) Value (000's)
	Computers - 0.00%
	SONICblue Inc (a),(b)		9,825,000	$—		Banks (continued)
						Morgan Stanley
						2.65%, 01/27/2020	$5,000	$5,077
	Diversified Financial Services - 0.00%					3.80%, 04/29/2016	4,000	4,135
	Adelphia Recovery Trust (a),(b),(c)		658,740	5
						4.88%, 11/01/2022	2,000	2,174
						5.50%, 07/28/2021	5,000	5,811
	Transportation - 0.00%					PNC Bank NA
	Trailer Bridge Inc (a),(b)		7,120	—		2.95%, 01/30/2023	5,000	5,035
						PNC Financial Services Group Inc/The
	TOTAL COMMON STOCKS			$5		6.75%, 07/29/2049(d)	18,000	19,894
	INVESTMENT COMPANIES - 4.80%	Shares Held	Value	(000	's)	SunTrust Bank/Atlanta GA
						2.75%, 05/01/2023	15,000	15,088
	Publicly Traded Investment Fund - 4.80%					US Bancorp/MN
	Goldman Sachs Financial Square Funds -		146,264,365	146,264		1.65%, 05/15/2017	9,000	9,124
	Government Fund					2.95%, 07/15/2022	5,000	5,113
						3.00%, 03/15/2022	2,000	2,089
	TOTAL INVESTMENT COMPANIES			$146,264		3.60%, 09/11/2024	9,500	10,022
			Principal			4.13%, 05/24/2021	3,000	3,349
BONDS	- 59.05%	Amount (000's)	Value	(000	's)	US Bank NA/Cincinnati OH
	Automobile Asset Backed Securities - 0.49%					2.80%, 01/27/2025	5,000	5,105
	Nissan Master Owner Trust Receivables					Wells Fargo & Co
						7.98%, 12/31/2049(d)	15,000	16,462
	0.57%, 02/15/2020(d)		$15,000	$15,000
								$221,365

	Automobile Floor Plan Asset Backed Securities - 2.49%					Beverages - 1.28%
	Ally Master Owner Trust					Anheuser-Busch InBev Worldwide Inc
	0.62%, 04/15/2018(d)		13,000	12,992		2.50%, 07/15/2022	9,000	9,007
	0.64%, 01/15/2019(d)		5,000	4,996		7.75%, 01/15/2019	10,000	12,265
	CNH Wholesale Master Note Trust					Innovation Ventures LLC / Innovation
	0.77%, 08/15/2019(d),(e)		13,000	13,029		Ventures Finance Corp
						9.50%, 08/15/2019(e)	18,000	17,775
	Ford Credit Floorplan Master Owner Trust A
	0.55%, 01/15/2018(d)		14,000	14,005				$39,047
	0.57%, 02/15/2019(d)		6,000	6,004
						Biotechnology - 1.31%
	Nissan Master Owner Trust Receivables					Amgen Inc
	0.47%, 02/15/2018(d)		14,000	13,998		3.63%, 05/15/2022	4,500	4,800
	Volkswagen Credit Auto Master Trust					3.88%, 11/15/2021	13,000	14,042
	0.52%, 07/22/2019(d),(e)		11,000	10,973		Gilead Sciences Inc
				$75,997		3.50%, 02/01/2025	4,750	5,099
	Automobile Manufacturers - 1.66%					4.40%, 12/01/2021	14,000	15,884
	American Honda Finance Corp							$39,825
	0.75%, 10/07/2016(d)		4,500	4,521		Chemicals - 1.22%
	1.60%, 02/16/2018(e)		10,000	10,045		Airgas Inc
	3.80%, 09/20/2021(e)		10,000	10,963		1.65%, 02/15/2018	13,500	13,427
	Ford Motor Credit Co LLC					2.38%, 02/15/2020	7,000	7,034
	3.98%, 06/15/2016		20,000	20,698		3.65%, 07/15/2024	5,000	5,285
	General Motors Co					Axiall Corp
	4.88%, 10/02/2023		4,000	4,364		4.88%, 05/15/2023	2,500	2,437
				$50,591		Eagle Spinco Inc
Banks	- 7.26%					4.63%, 02/15/2021	9,250	9,134
	Bank of America Corp							$37,317
	5.42%, 03/15/2017		5,000	5,380		Commercial Services - 0.76%
	6.50%, 07/15/2018		2,000	2,297		ERAC USA Finance LLC
	6.75%, 06/01/2028		2,000	2,521		3.30%, 10/15/2022(e)	2,000	2,059
	8.00%, 07/29/2049(d)		4,000	4,282		4.50%, 08/16/2021(e)	6,000	6,658
	8.13%, 12/29/2049(d)		10,000	10,744		6.38%, 10/15/2017(e)	4,000	4,504
	Citigroup Inc					7.00%, 10/15/2037(e)	7,000	9,842
	3.95%, 06/15/2016		3,000	3,116				$23,063
	4.50%, 01/14/2022		4,000	4,480
	5.85%, 08/02/2016		12,000	12,831		Computers - 0.43%
	Goldman Sachs Group Inc/The					Apple Inc
	3.63%, 02/07/2016		5,000	5,133		2.40%, 05/03/2023	13,000	13,146
	3.63%, 01/22/2023		4,000	4,170
	5.25%, 07/27/2021		13,000	14,908		Credit Card Asset Backed Securities - 0.34%
	5.35%, 01/15/2016		2,000	2,083		Cabela's Credit Card Master Note Trust
	ING Bank NV					0.52%, 03/16/2020(d)	10,253	10,251
	3.75%, 03/07/2017(e)		5,000	5,257
	4.00%, 03/15/2016(e)		7,000	7,241
	JP Morgan Chase & Co					Diversified Financial Services - 1.73%
	3.25%, 09/23/2022		5,000	5,154		General Electric Capital Corp
	3.63%, 05/13/2024		15,000	15,767		1.24%, 03/15/2023(d)	13,000	13,060
	7.90%, 04/29/2049(d)		7,000	7,523		5.30%, 02/11/2021	2,000	2,329

See accompanying notes

Schedule of Investments
Income Fund
January 31, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Diversified Financial Services (continued)				Forest Products & Paper - 0.61%
International Lease Finance Corp				Plum Creek Timberlands LP
8.63%, 01/15/2022	$3,000	$3,795		3.25%, 03/15/2023	$5,000	$5,084
8.75%, 03/15/2017(d)	8,500	9,457		4.70%, 03/15/2021	12,000	13,398
Jefferies Finance LLC / JFIN Co-Issuer Corp						$18,482
7.38%, 04/01/2020(e)	3,750	3,525
Jefferies Group LLC				Healthcare - Services - 1.72%
5.13%, 04/13/2018	5,000	5,281		HCA Inc
5.13%, 01/20/2023	1,500	1,550		5.88%, 05/01/2023	4,500	4,882
6.25%, 01/15/2036	9,000	8,977		7.50%, 02/15/2022	3,000	3,516
8.50%, 07/15/2019	4,000	4,826		7.50%, 11/06/2033	1,700	1,785
		$52,800		HealthSouth Corp
				5.75%, 11/01/2024	2,000	2,065
Electric - 6.23%				7.75%, 09/15/2022	4,440	4,695
Exelon Generation Co LLC				Roche Holdings Inc
6.20%, 10/01/2017	14,000	15,623		0.60%, 09/30/2019(d),(e)	18,000	17,975
6.25%, 10/01/2039	3,000	3,785		Vantage Oncology LLC / Vantage Oncology
GenOn Americas Generation LLC				Finance Co
8.50%, 10/01/2021	12,500	11,125		9.50%, 06/15/2017(e)	18,000	17,370
GenOn Energy Inc						$52,288
9.88%, 10/15/2020	6,500	6,305
LG&E and KU Energy LLC				Insurance - 3.06%
3.75%, 11/15/2020	5,000	5,342		Berkshire Hathaway Finance Corp
				0.55%, 01/12/2018(d)	14,500	14,504
4.38%, 10/01/2021	5,000	5,529
Metropolitan Edison Co				Berkshire Hathaway Inc
3.50%, 03/15/2023(e)	9,000	9,270		3.00%, 02/11/2023	5,000	5,199
NiSource Finance Corp				3.75%, 08/15/2021	5,000	5,521
3.85%, 02/15/2023	2,000	2,140		Fidelity National Financial Inc
5.25%, 09/15/2017	2,000	2,199		5.50%, 09/01/2022	5,000	5,534
6.13%, 03/01/2022	5,000	6,122		6.60%, 05/15/2017	12,000	13,213
Oncor Electric Delivery Co LLC				First American Financial Corp
7.00%, 09/01/2022	17,000	22,238		4.30%, 02/01/2023	20,000	20,407
PacifiCorp				4.60%, 11/15/2024	5,000	5,270
5.25%, 06/15/2035	5,000	6,406		Prudential Financial Inc
6.25%, 10/15/2037	2,000	2,858		4.50%, 11/16/2021	2,000	2,235
PPL Energy Supply LLC				5.38%, 06/21/2020	2,000	2,317
4.60%, 12/15/2021	11,000	9,881		7.38%, 06/15/2019	4,000	4,881
				8.88%, 06/15/2068(d)	12,000	14,010
6.50%, 05/01/2018	3,000	3,189
Solar Star Funding LLC						$93,091
5.38%, 06/30/2035(e)	15,500	17,349		Iron & Steel - 1.35%
Southwestern Electric Power Co				Allegheny Technologies Inc
3.55%, 02/15/2022	12,000	12,705		5.95%, 01/15/2021	16,000	17,043
5.38%, 04/15/2015	6,500	6,559		6.13%, 08/15/2023	7,000	7,497
TransAlta Corp				ArcelorMittal
4.50%, 11/15/2022	18,000	18,367		6.00%, 03/01/2021(d)	16,000	16,500
6.65%, 05/15/2018	4,000	4,457				$41,040
Tucson Electric Power Co
3.85%, 03/15/2023	14,000	14,874		Leisure Products & Services - 0.18%
5.15%, 11/15/2021	3,000	3,445		Royal Caribbean Cruises Ltd
		$189,768		7.25%, 03/15/2018	5,000	5,588

Electronics - 0.51%
Corning Inc				Lodging - 0.58%
4.25%, 08/15/2020	10,000	11,159		Boyd Gaming Corp
4.75%, 03/15/2042	4,000	4,525		9.13%, 12/01/2018	17,000	17,765
		$15,684

Entertainment - 0.20%			Media	- 2.20%
Greektown Holdings LLC/Greektown				21st Century Fox America Inc
Mothership Corp				4.50%, 02/15/2021	5,000	5,607
8.88%, 03/15/2019(e)	1,250	1,259		6.40%, 12/15/2035	8,000	10,871
Peninsula Gaming LLC / Peninsula Gaming				Comcast Corp
Corp				2.85%, 01/15/2023	10,000	10,302
8.38%, 02/15/2018(e)	4,500	4,703		3.13%, 07/15/2022	2,000	2,106
		$5,962		5.15%, 03/01/2020	2,000	2,310
				Historic TW Inc
Environmental Control - 1.42%				9.15%, 02/01/2023	5,260	7,397
ADS Waste Holdings Inc				NBCUniversal Enterprise Inc
8.25%, 10/01/2020	21,000	21,210		0.94%, 04/15/2018(d),(e)	3,000	3,006
Republic Services Inc				Time Warner Cable Inc
3.55%, 06/01/2022	6,000	6,366		4.00%, 09/01/2021	2,000	2,176
3.80%, 05/15/2018	2,000	2,129		4.13%, 02/15/2021	2,000	2,170
5.00%, 03/01/2020	12,000	13,537		5.00%, 02/01/2020	2,000	2,252
		$43,242		6.55%, 05/01/2037	6,000	7,884

See accompanying notes

Schedule of Investments
Income Fund
January 31, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Media (continued)				Pipelines (continued)
Time Warner Cable Inc (continued)				El Paso Natural Gas Co LLC
7.30%, 07/01/2038	$7,750	$10,862		7.50%, 11/15/2026	$9,500	$12,154
		$66,943		Express Pipeline LLC
				7.39%, 12/31/2019(e)	4,458	4,777
Mining - 0.61%				Southeast Supply Header LLC
Glencore Canada Corp				4.25%, 06/15/2024(e)	14,000	14,669
6.00%, 10/15/2015	12,000	12,378		Southern Natural Gas Co LLC
Glencore Finance Canada Ltd				8.00%, 03/01/2032	4,000	5,392
4.25%, 10/25/2022(d),(e)	2,000	1,997
4.95%, 11/15/2021(e)	4,000	4,260		Tennessee Gas Pipeline Co LLC
				8.38%, 06/15/2032	2,000	2,655
		$18,635		TransCanada PipeLines Ltd
Office & Business Equipment - 0.02%				0.94%, 06/30/2016(d)	5,000	5,014
CDW LLC / CDW Finance Corp				6.10%, 06/01/2040	5,000	6,285
5.50%, 12/01/2024	500	504		7.25%, 08/15/2038	7,000	9,795
						$78,335

Oil & Gas - 5.02%			REITS	- 7.64%
BG Energy Capital PLC				Alexandria Real Estate Equities Inc
2.88%, 10/15/2016(e)	2,000	2,057		3.90%, 06/15/2023	4,000	4,149
4.00%, 10/15/2021(e)	11,500	12,134		4.60%, 04/01/2022	20,500	22,442
BP Capital Markets PLC				BioMed Realty LP
2.50%, 11/06/2022	3,000	2,929		3.85%, 04/15/2016	6,000	6,188
3.25%, 05/06/2022	4,000	4,110		4.25%, 07/15/2022	8,000	8,521
4.75%, 03/10/2019	14,000	15,487		6.13%, 04/15/2020	8,000	9,311
Linn Energy LLC / Linn Energy Finance				CubeSmart LP
Corp				4.38%, 12/15/2023	8,000	8,779
6.50%, 05/15/2019	16,000	12,440		4.80%, 07/15/2022	9,000	10,116
Nabors Industries Inc				Duke Realty LP
5.00%, 09/15/2020	14,000	13,333		3.88%, 10/15/2022	3,000	3,199
5.10%, 09/15/2023	5,000	4,574		4.38%, 06/15/2022	4,000	4,366
Petro-Canada				8.25%, 08/15/2019	13,000	16,264
9.25%, 10/15/2021	8,500	11,620		HCP Inc
Phillips 66				2.63%, 02/01/2020	5,000	5,050
4.30%, 04/01/2022	9,000	9,840		3.75%, 02/01/2019	5,000	5,318
Rowan Cos Inc				5.38%, 02/01/2021	3,000	3,432
4.88%, 06/01/2022	8,000	7,697		6.00%, 03/01/2015	1,750	1,757
5.00%, 09/01/2017	14,000	14,373		7.07%, 06/08/2015	2,250	2,298
Tesoro Corp				Health Care REIT Inc
5.38%, 10/01/2022	8,750	8,969		3.75%, 03/15/2023	3,000	3,122
W&T Offshore Inc				4.50%, 01/15/2024	5,000	5,475
8.50%, 06/15/2019	25,250	16,160		4.95%, 01/15/2021	3,000	3,377
Whiting Petroleum Corp				6.13%, 04/15/2020	2,000	2,347
5.75%, 03/15/2021	18,000	17,122		6.20%, 06/01/2016	3,000	3,201
		$152,845		Healthcare Realty Trust Inc
				5.75%, 01/15/2021	4,000	4,564
Oil & Gas Services - 1.43%				6.50%, 01/17/2017	12,500	13,665
Exterran Partners LP / EXLP Finance Corp				Hospitality Properties Trust
6.00%, 04/01/2021	24,000	20,520		4.50%, 06/15/2023	5,000	5,285
Weatherford International Ltd/Bermuda				4.65%, 03/15/2024	5,000	5,282
4.50%, 04/15/2022	12,750	10,664		5.00%, 08/15/2022	14,000	15,145
5.13%, 09/15/2020	14,000	12,321		Kimco Realty Corp
		$43,505		6.88%, 10/01/2019	12,000	14,464
Other Asset Backed Securities - 1.31%				Nationwide Health Properties Inc
Drug Royalty II LP 2				6.00%, 05/20/2015	12,000	12,186
3.48%, 07/15/2023(d),(e)	16,852	17,034		Simon Property Group LP
PFS Financing Corp				2.75%, 02/01/2023	7,000	7,059
0.67%, 04/17/2017(d),(e)	9,000	8,999		4.38%, 03/01/2021	3,000	3,362
0.72%, 02/15/2018(d),(e)	14,000	13,997		10.35%, 04/01/2019	9,000	11,843
		$40,030		Ventas Realty LP / Ventas Capital Corp
				3.25%, 08/15/2022	8,000	8,146
Packaging & Containers - 0.20%				4.00%, 04/30/2019	3,000	3,222
Sealed Air Corp						$232,935
6.88%, 07/15/2033(e)	6,000	6,180
				Savings & Loans - 0.34%
				First Niagara Financial Group Inc
Pharmaceuticals - 0.46%				7.25%, 12/15/2021	9,000	10,280
AbbVie Inc
2.90%, 11/06/2022	13,750	13,980
				Storage & Warehousing - 0.09%
				Mobile Mini Inc
Pipelines - 2.57%				7.88%, 12/01/2020	2,750	2,894
Buckeye Partners LP
4.15%, 07/01/2023	10,000	10,007
4.35%, 10/15/2024	7,500	7,587

See accompanying notes

Schedule of Investments
Income Fund
January 31, 2015 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
			Federal Home Loan Mortgage Corporation (FHLMC)
Telecommunications - 0.73%			(continued)
Qwest Corp
6.75%, 12/01/2021	$19,000	$22,124	5.50%, 06/01/2035	$1,194	$1,335
			5.50%, 01/01/2036	1,992	2,237
			5.50%, 04/01/2036	1,978	2,232
Transportation - 0.85%			6.00%, 03/01/2031	76	87
Navios Maritime Holdings Inc / Navios			6.00%, 05/01/2032	257	290
Maritime Finance II US Inc			6.00%, 06/01/2038	867	984
7.38%, 01/15/2022(e)	14,000	12,460	6.50%, 01/01/2029	80	91
Trailer Bridge Inc			6.50%, 05/01/2029	131	149
0.00%, 11/15/2015(a),(b)	12,000	—	6.50%, 06/01/2029	137	158
15.75%, 03/31/2017(b),(c),(d)	13,889	13,290	6.50%, 06/01/2029	68	80
		$25,750	6.50%, 08/01/2029	74	84
			7.00%, 01/01/2032	123	141
Trucking & Leasing - 0.75%					$164,662
Penske Truck Leasing Co Lp / PTL Finance
Corp			Federal National Mortgage Association (FNMA) - 15.32%
3.75%, 05/11/2017(e)	22,000	22,999	3.00%, 03/01/2042	11,411	11,818
			3.00%, 03/01/2042	11,511	11,924
TOTAL BONDS		$1,799,251	3.00%, 05/01/2042	13,110	13,580
	Principal		3.00%, 06/01/2042	12,306	12,747
CONVERTIBLE BONDS - 1.03%	Amount (000's) Value (000's)		3.00%, 06/01/2042	12,405	12,850
			3.50%, 12/01/2040	9,073	9,599
Automobile Parts & Equipment - 0.72%			3.50%, 01/01/2041	7,384	7,814
Meritor Inc			3.50%, 01/01/2041	7,834	8,292
7.88%, 03/01/2026	14,500	21,813	3.50%, 12/01/2041	6,777	7,171
			3.50%, 01/01/2042	9,862	10,512
Pharmaceuticals - 0.31%			3.50%, 03/01/2042	10,766	11,385
Omnicare Inc			3.50%, 04/01/2042	13,779	14,579
3.25%, 12/15/2035	3,720	4,006	3.50%, 02/01/2043	16,972	18,091
3.50%, 02/15/2044	4,622	5,564	3.50%, 06/01/2043	16,420	17,503
		$9,570	4.00%, 03/01/2039	5,383	5,768
TOTAL CONVERTIBLE BONDS		$31,383	4.00%, 08/01/2040	5,361	5,749
SENIOR FLOATING RATE INTERESTS - Principal			4.00%, 09/01/2040	9,989	10,872
0.64%	Amount (000's) Value (000's)		4.00%, 11/01/2040	3,923	4,207
			4.00%, 11/01/2040	6,561	7,031
Oil & Gas - 0.29%			4.00%, 10/01/2041	8,428	9,032
Drillships Financing Holding Inc, Term Loan			4.00%, 10/01/2041	6,624	7,098
B1			4.00%, 11/01/2041	19,292	20,675
6.00%, 03/31/2021(d)	$9,713	$7,481	4.00%, 04/01/2042	11,615	12,448
Drillships Ocean Ventures Inc, Term Loan B			4.00%, 08/01/2043	18,259	19,866
5.50%, 07/16/2021(d)	1,493	1,242	4.00%, 08/01/2043	16,569	18,018
		$8,723	4.00%, 11/01/2043	16,329	17,676
Transportation - 0.35%			4.00%, 11/01/2043	17,965	19,580
Trailer Bridge Inc, Term Loan			4.00%, 01/01/2044	16,880	18,273
10.00%, 04/02/2016(b),(c),(d)	10,650	10,650	4.00%, 02/01/2044	17,944	19,532
			4.50%, 06/01/2039	3,020	3,288
			4.50%, 08/01/2039	3,808	4,232
TOTAL SENIOR FLOATING RATE INTERESTS		$19,373	4.50%, 05/01/2040	5,225	5,733
U.S. GOVERNMENT & GOVERNMENT	Principal		4.50%, 10/01/2040	12,836	14,078
AGENCY OBLIGATIONS - 34.26%	Amount (000's) Value (000's)		4.50%, 12/01/2040	13,196	14,558
Federal Home Loan Mortgage Corporation (FHLMC) -			4.50%, 10/01/2043	16,610	18,032
5.40%			4.50%, 05/01/2044	15,877	17,313
3.00%, 10/01/2042	$14,148	$14,628	5.00%, 01/01/2018	301	318
3.00%, 10/01/2042	14,796	15,313	5.00%, 10/01/2032	501	556
3.00%, 11/01/2042	14,650	15,149	5.00%, 08/01/2035	3,622	4,012
3.50%, 10/01/2041	8,696	9,187	5.00%, 04/01/2039	1,765	1,982
3.50%, 04/01/2042	11,383	12,022	5.00%, 12/01/2039	2,605	2,882
3.50%, 04/01/2042	10,980	11,595	5.00%, 04/01/2040	5,230	5,883
4.00%, 04/01/2039	6,803	7,462	5.00%, 06/01/2040	4,586	5,158
4.50%, 08/01/2033	1,017	1,105	5.50%, 03/01/2033	381	426
4.50%, 08/01/2033	2,180	2,366	5.50%, 02/01/2035	3,551	4,023
4.50%, 08/01/2033	1,900	2,062	6.00%, 04/01/2032	139	159
4.50%, 05/01/2039	5,160	5,608	6.50%, 09/01/2028	53	60
4.50%, 06/01/2039	4,305	4,787	6.50%, 11/01/2028	52	59
4.50%, 07/01/2039	10,707	11,846	6.50%, 05/01/2031	27	30
4.50%, 12/01/2040	10,529	11,442	6.50%, 05/01/2032	260	306
4.50%, 10/01/2041	14,905	16,176	7.00%, 01/01/2030	5	5
5.00%, 08/01/2035	1,611	1,780			$466,783
5.00%, 11/01/2035	1,820	2,010	Government National Mortgage Association (GNMA) -
5.00%, 10/01/2038	3,143	3,419	0.02%
5.00%, 08/01/2039	7,145	7,977	6.00%, 05/20/2032(d)	520	600
5.50%, 11/01/2017	376	398	7.00%, 06/20/2031	103	127
5.50%, 01/01/2018	81	86
5.50%, 05/01/2031	336	376			$727

See accompanying notes

		Schedule of Investments
		Income Fund
		January 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

U.S. Treasury - 13.52%
0.25%, 07/15/2015	$15,000	$15,012
0.63%, 12/15/2016	15,000	15,048
0.75%, 10/31/2017	15,000	15,013
0.88%, 02/28/2017	15,000	15,112
1.25%, 10/31/2019	15,000	15,068
1.38%, 11/30/2018	15,000	15,212
1.63%, 04/30/2019	15,000	15,348
1.63%, 07/31/2019	15,000	15,326
1.63%, 11/15/2022	15,000	15,086
1.75%, 05/31/2016	15,000	15,286
1.75%, 05/15/2022	15,000	15,252
1.75%, 05/15/2023	15,000	15,176
2.00%, 11/15/2021	15,000	15,512
2.38%, 05/31/2018	15,000	15,729
2.63%, 11/15/2020	15,000	16,057
2.75%, 11/15/2023	15,000	16,392
2.88%, 05/15/2043	15,000	16,943
3.00%, 11/15/2044	15,000	17,405
3.13%, 05/15/2021	15,000	16,530
3.13%, 08/15/2044	15,000	17,801
3.38%, 05/15/2044	15,000	18,629
3.50%, 02/15/2039	15,000	18,644
3.63%, 02/15/2044	15,000	19,416
3.75%, 11/15/2043	15,000	19,828
4.38%, 02/15/2038	15,000	21,080
		$411,905
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,044,077
Total Investments		$3,040,353
Other Assets in Excess of Liabilities, Net - 0.22%		$6,800
TOTAL NET ASSETS - 100.00%		$3,047,153

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $23,945 or 0.79% of net assets.
(c)	Security is Illiquid
(d)	Variable Rate. Rate shown is in effect at January 31, 2015.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $294,366 or 9.66% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	20.74%
Financial	20.03%
Government	13.52%
Energy	9.31%
Utilities	6.23%
Consumer, Non-cyclical	5.84%
Exchange Traded Funds	4.80%
Asset Backed Securities	4.63%
Industrial	4.08%
Basic Materials	3.79%
Consumer, Cyclical	3.43%
Communications	2.93%
Technology	0.45%
Other Assets in Excess of Liabilities, Net	0.22%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Inflation Protection Fund
January 31, 2015 (unaudited)

	INVESTMENT COMPANIES - 3.36%	Shares Held Value (000's)			Principal
				BONDS (continued)	Amount (000's) Value (000's)
	Publicly Traded Investment Fund - 3.36%
	Goldman Sachs Financial Square Funds -	44,887,450	$44,887	Other Asset Backed Securities (continued)
	Money Market Fund			Asset-Backed Pass-Through Certificates
				Series 2004-R2
	TOTAL INVESTMENT COMPANIES		$44,887	0.79%, 04/25/2034(b)		$185	$182
		Principal		Countrywide Asset-Backed Certificates
BONDS	- 7.58%	Amount (000's) Value (000's)		1.29%, 12/25/2032(b)		45	41
				Fannie Mae Grantor Trust 2004-T9
Banks	- 0.01%			0.45%, 04/25/2035(b)		22	22
	HSBC USA Capital Trust I			Fannie Mae REMIC Trust 2003-W16
	7.81%, 12/15/2026(a)	$100	$101	0.47%, 11/25/2033(b)		1	1
				Long Beach Mortgage Loan Trust 2004-2
				0.96%, 06/25/2034(b)		116	112
	Home Equity Asset Backed Securities - 0.00%
	New Century Home Equity Loan Trust 2005-						$371
	1			Sovereign - 7.09%
	0.75%, 03/25/2035(b)	55	55
				Bundesrepublik Deutschland Bundesobligation
	Option One Mortgage Loan Trust 2005-1			Inflation Linked Bond
	1.67%, 02/25/2035(b)	23	1
				0.75%, 04/15/2018	EUR	3,747	4,356
			$56	Deutsche Bundesrepublik Inflation Linked
	Mortgage Backed Securities - 0.45%			Bond
	Alternative Loan Trust 2007-OA7			1.50%, 04/15/2016		16,068	18,252
	0.38%, 05/25/2047(b)	1,528	662	Italy Buoni Poliennali Del Tesoro
	Bear Stearns ALT-A Trust 2007-2			2.10%, 09/15/2016		4,422	5,098
	0.34%, 04/25/2037(b)	566	406	2.35%, 09/15/2024(a)		14,576	18,855
	CD 2007-CD4 Commercial Mortgage Trust			2.55%, 09/15/2041		1,747	2,491
	0.37%, 12/11/2049(a),(b)	5,526	36	2.60%, 09/15/2023		1,072	1,401
	Chase Mortgage Finance Trust Series 2007-			Japanese Government CPI Linked Bond
	A2			0.10%, 09/10/2024	JPY	1,679,378	15,166
	2.60%, 07/25/2037(b)	125	124	Mexican Udibonos
	Commercial Mortgage Trust 2007-GG9			4.00%, 06/13/2019	MXN	195,556	14,300
	0.27%, 03/10/2039(a),(b)	41,696	213	New Zealand Government Bond
				3.06%, 09/20/2030(b)	NZD	17,020	14,703
	Fannie Mae REMIC Trust 2004-W5
	0.62%, 02/25/2047(b)	41	41				$94,622
	Fannie Mae REMIC Trust 2005-W2			TOTAL BONDS			$101,032
	0.37%, 05/25/2035(b)	31	30	U.S. GOVERNMENT & GOVERNMENT	Principal
	Freddie Mac REMICS			AGENCY OBLIGATIONS - 90.08%	Amount (000's) Value (000's)
	0.57%, 09/15/2033(b)	41	41
	0.62%, 06/15/2023(b)	5	4	U.S. Treasury - 1.15%
G	-FORCE 2005-RR2 LLC			1.63%, 07/31/2019		$15,000	$15,326
	0.47%, 12/25/2039(a),(b),(c)	484	456
	Ginnie Mae			U.S. Treasury Inflation-Indexed Obligations - 88.93%
	0.52%, 10/20/2031(b)	7	7	0.13%, 04/15/2016		43,007	43,178
	0.72%, 03/16/2047(b)	975	37	0.13%, 04/15/2017		70,655	71,572
	HomeBanc Mortgage Trust 2005-5			0.13%, 04/15/2018		70,960	72,135
	0.51%, 01/25/2036(b)	533	461	0.13%, 04/15/2019		29,469	29,975
	Impac CMB Trust Series 2004-5			0.13%, 01/15/2022		55,285	56,067
	2.49%, 10/25/2034(b)	36	27	0.13%, 07/15/2022		17,119	17,407
	Impac CMB Trust Series 2004-6			0.13%, 01/15/2023		56,389	57,080
	1.15%, 10/25/2034(b)	22	21	0.13%, 07/15/2024		63,840	64,698
	Impac CMB Trust Series 2005-1			0.25%, 01/15/2025		12,956	13,241
	0.79%, 04/25/2035(b)	156	132	0.38%, 07/15/2023		20,660	21,406
	Impac CMB Trust Series 2005-5			0.63%, 07/15/2021		232	244
	0.93%, 08/25/2035(b)	32	18	0.63%, 01/15/2024		107,720	113,493
	Impac CMB Trust Series 2007-A			0.63%, 02/15/2043		27,466	28,118
	0.42%, 05/25/2037(a),(b)	691	665	0.75%, 02/15/2042		25,466	26,803
	JP Morgan Alternative Loan Trust 2007-A1			1.13%, 01/15/2021		87,890	94,550
	0.32%, 03/25/2037(b)	767	710	1.25%, 07/15/2020		17,569	19,071
	Merrill Lynch Alternative Note Asset Trust			1.38%, 07/15/2018		6,959	7,439
	Series 2007-A3			1.38%, 01/15/2020		25,930	28,061
	0.38%, 04/25/2037(b)	2,745	1,572	1.38%, 02/15/2044		51,401	63,195
ML	-CFC Commercial Mortgage Trust 2006-			1.75%, 01/15/2028		27,397	32,549
	3			2.00%, 01/15/2026(d)		19,644	23,619
	0.70%, 07/12/2046(a),(b)	12,630	127	2.13%, 02/15/2040		16,213	22,485
	WaMu Mortgage Pass-Through Certificates			2.13%, 02/15/2041		14,152	19,815
	Series 2005-AR2 Trust			2.38%, 01/15/2025		72,139	88,776
	0.54%, 01/25/2045(b)	88	80	2.38%, 01/15/2027		20,850	26,155
	WaMu Mortgage Pass-Through Certificates			2.50%, 07/15/2016		19,565	20,499
	Series 2006-AR9 Trust			2.50%, 01/15/2029		40,961	53,226
	0.39%, 08/25/2046(b)	84	12	3.38%, 04/15/2032		2,635	3,938
			$5,882	3.63%, 04/15/2028		18,287	26,232

	Other Asset Backed Securities - 0.03%
	Argent Securities Trust 2006-W3
	0.29%, 04/25/2036(b)	33	13

See accompanying notes

Schedule of Investments
Inflation Protection Fund
January 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

U.S. Treasury Inflation-Indexed Obligations (continued)
3.88%, 04/15/2029(d)	$28,558		$42,685
			$1,174,471
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS			$1,203,038
TOTAL PURCHASED OPTIONS - 0.04%			$522
TOTAL PURCHASED CAPPED OPTIONS - 0.00%			$42
TOTAL PURCHASED INTEREST RATE SWAPTIONS -
0.08%			$1,125
Total Investments			$1,350,646
Liabilities in Excess of Other Assets, Net - (1.14)%			$(15,187)
TOTAL NET ASSETS - 100.00%			$1,335,459

(a)	Security exempt from registration under Rule 144A of the Securities Act of
	1933. These securities may be resold in transactions exempt from
	registration, normally to qualified institutional buyers. At the end of the
	period, the value of these securities totaled $20,453 or 1.53% of net assets.
(b)	Variable Rate. Rate shown is in effect at January 31, 2015.
(c)	Fair value of these investments is determined in good faith by the Manager
	under procedures established and periodically reviewed by the Board of
	Directors. At the end of the period, the fair value of these securities totaled
$456 or 0.03% of net assets.
(d)	Security or a portion of the security was pledged to cover margin
	requirements for futures contracts. At the end of the period, the value of
	these securities totaled $2,553 or 0.19% of net assets.

	Portfolio Summary (unaudited)
Sector			Percent
Government			97.18%
Exchange Traded Funds			3.36%
Mortgage Securities			0.44%
Purchased Interest Rate Swaptions			0.08%
Purchased Options			0.04%
Asset Backed Securities			0.03%
Financial			0.01%
Purchased Capped Options			0.00%
Liabilities in Excess of Other Assets, Net			(1.14)%
TOTAL NET ASSETS			100.00%

Foreign Currency Contracts

							Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value		Asset	Liability
Barclays Bank PLC	03/16/2015	EUR	12,222,500	$14,002	$13,815	$	— $	(187)
BNP Paribas	03/16/2015	EUR	7,902,500	9,092	8,932		—	(160)
BNP Paribas	03/16/2015	JPY	624,404,792	5,240	5,321		81	—
Citigroup Inc	03/16/2015	EUR	47,215,000	53,841	53,367		79	(553)
Deutsche Bank AG	03/16/2015	AUD	5,505,000	4,453	4,273		—	(180)
Deutsche Bank AG	03/16/2015	EUR	14,600,000	16,735	16,502		—	(233)
Morgan Stanley & Co	03/17/2015	MXN	93,922,015	6,416	6,252		—	(164)
Royal Bank of Scotland PLC	03/16/2015	EUR	4,805,000	5,485	5,431		—	(54)
Total							$160	$(1,531)
							Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value		Asset	Liability
Bank of America NA	02/04/2015	JPY	804,597,000	$6,710	$6,852	$	— $	(142)
Bank of America NA	03/04/2015	JPY	894,853,000	7,592	7,624		—	(32)
Barclays Bank PLC	03/04/2015	JPY	894,853,000	7,601	7,624		—	(23)
BNP Paribas	02/04/2015	JPY	316,251,936	2,703	2,693		10	—
BNP Paribas	03/16/2015	EUR	5,615,000	6,515	6,347		168	—
BNP Paribas	04/21/2015	MXN	92,761,000	6,335	6,161		174	—
Citigroup Inc	02/04/2015	EUR	44,155,000	52,721	49,895		2,826	—
Citigroup Inc	02/04/2015	JPY	116,285,000	976	990		—	(14)
Citigroup Inc	03/04/2015	EUR	44,155,000	50,062	49,903		159	—
Citigroup Inc	03/16/2015	NOK	20,906,482	2,820	2,704		116	—
Deutsche Bank AG	02/04/2015	JPY	72,981,216	612	621		—	(9)
Deutsche Bank AG	03/16/2015	EUR	7,025,000	8,153	7,940		213	—
Deutsche Bank AG	03/16/2015	NOK	18,945,942	2,638	2,451		187	—
HSBC Securities Inc	02/04/2015	JPY	72,981,216	608	621		—	(13)
JP Morgan Chase	03/16/2015	EUR	54,320,000	61,921	61,398		523	—

See accompanying notes

Schedule of Investments
Inflation Protection Fund
January 31, 2015 (unaudited)

Foreign Currency Contracts (continued)

							Unrealized Appreciation/(Depreciation)
Counterparty		Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
JP Morgan Chase		04/21/2015	MXN	75,366,000	$5,002	$5,006	$—		$(4)
RBC Dominion Securities		03/16/2015	AUD	5,490,000	4,523	4,261	262		—
RBC Dominion Securities		03/16/2015	EUR	13,926,081	17,246	15,741	1,505		—
RBC Dominion Securities		03/16/2015	JPY	601,445,723	5,038	5,125	—		(87)
RBC Dominion Securities		04/21/2015	MXN	27,833,000	1,873	1,849	24		—
UBS AG		02/04/2015	JPY	406,609,632	3,461	3,463	10		(12)
UBS AG		03/16/2015	EUR	7,025,000	8,153	7,940	213		—
Westpac Banking Corp		04/21/2015	NZD	19,191,000	14,758	13,851	907		—
Total							$7,297		$(336)

Amounts in thousands except contracts

Futures Contracts

								Unrealized
Type		Long/Short		Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
90 Day Eurodollar; December 2015			Long	24	$5,947	$	5,960 $		13
90 Day Eurodollar; December 2017			Short	1,207	294,853		296,379	(1,526)
90 Day Eurodollar; March 2015			Long	623	155,316		155,330		14
90 Day Eurodollar; March 2016			Short	594	146,767		147,252		(485)
Australia 10 Year Bond; March 2015			Long	158	16,062		16,210		148
Euro Bund 10 Year Bund; March 2015			Short	39	6,994		7,024		(30)
Euro Buxl 30 Year Bond; March 2015			Short	10	1,663		1,903		(240)
Euro-BTP; March 2015			Long	40	6,283		6,246		(37)
Japan 10 Year Bond TSE; March 2015			Short	50	62,733		63,072		(339)
US 10 Year Note; March 2015			Long	230	30,012		30,101		89
US 2 Year Note; March 2015			Long	188	41,146		41,316		170
US 5 Year Note; March 2015			Long	129	15,620		15,653		33
US Long Bond; March 2015			Long	106	15,731		16,036		305
US Ultra Bond; March 2015			Short	388	61,520		69,428	(7,908)
Total								$(9,793)

Amounts in thousands except contracts

Interest Rate Swaps

		(Pay)/
		Receive			Upfront
		Floating	Fixed	Expiration	Notional	Premiums	Unrealized	Fair Value
Counterparty (Issuer)	Floating Rate Index	Rate	Rate	Date	Amount	Paid/(Received)	Appreciation/(Depreciation)	Asset	Liability
Barclays Bank PLC	US CPI Urban	Pay	1.85%	03/10/2016	$20,405	$—	$144	$144	$—
	Consumers
	NAS(CPURNSA)
Barclays Bank PLC	US CPI Urban	Receive	2.07%	03/10/2018	20,405	—	(232)	—	(232)
	Consumers
	NAS(CPURNSA)
Total						$—	$(88)	$144	$(232)

Amounts in thousands

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive			Upfront
		Floating	Fixed	Expiration	Notional	Premiums	Unrealized
	Floating Rate Index	Rate	Rate	Date	Amount	Paid/(Received)	Appreciation/(Depreciation)	Fair Value
	3 Month LIBOR	Receive	0.48%	08/08/2015	$49,700	$—	$(54)		$(54)
	3 Month LIBOR	Receive	2.22%	08/09/2020	21,200	1	(899)		(898)
	3 Month LIBOR	Receive	2.62%	07/02/2024	13,300	—	(991)		(991)
	3 Month LIBOR	Receive	3.06%	02/15/2040	3,000	—	(554)		(554)
	3 Month LIBOR	Receive	3.05%	02/15/2040	3,200	—	(578)		(578)
Total						$1	$(3,076)	$(3,075)

Amounts in thousands

See accompanying notes

						Schedule of Investments
Inflation Protection Fund
January 31, 2015 (unaudited)

Interest Rate Swaptions

						Pay/
						Receive								Upfront
	Purchased Swaptions			Floating Rate		Floating		Exercise	Expiration			Notional	Premiums			Fair		Unrealized
	Outstanding	Counterparty (Issuer)		Index		Rate		Rate	Date			Amount	Paid/(Received)			Value		Appreciation/(Depreciation)
	Call - 30 Year Interest Barclays Bank PLC			3 Month		Pay		3.00%	11/22/2017			$ 4,900			$344	$984		$640
	Rate Swap			LIBOR
	Put - 30 Year Interest	Barclays Bank PLC		3 Month		Receive		4.00%	11/22/2017			6,900			313	141		(172)
	Rate Swap			LIBOR
	Total														$657	$1,125		$468

						Pay/
						Receive								Upfront
	Written Swaptions			Floating Rate		Floating		Exercise	Expiration			Notional	Premiums			Fair		Unrealized
	Outstanding	Counterparty (Issuer)		Index		Rate		Rate	Date			Amount	Paid/(Received)			Value		Appreciation/(Depreciation)
	Put - 10 Year Interest Barclays Bank PLC			3 Month		Pay		3.20%	07/01/2015 $			33,300			$(613	) $	(19)	$594
	Rate Swap			LIBOR
	Total														$(613	) $	(19)	$594

	Amounts in thousands

Options

										Upfront Premiums								Unrealized
	Purchased Options Outstanding			Exercise Price		Expiration Date			Contracts			Paid/(Received)			Fair Value		Appreciation/(Depreciation)
	Call - US 10 Year Note Future; March			$130.50		02/23/2015			158	$			146			$153		$7
	2015
	Call - US 10 Year Note Future; March			$130.00		02/23/2015			158				178			203		25
	2015
Put	- Euro-Bund Future; March 2015		EUR	154.00		02/23/2015			200				112			3		(109)
Put	- Euro-Bund Future; March 2015		EUR	155.00		02/23/2015			199				102			4		(98)
	Put - Eurodollar 1 Year Midcurve Future; $			98.50		06/12/2015			1,320				248			149		(99)
	June 2016
	Put - US 10 Year Note Future; March			$125.50		02/23/2015			701				559			10		(549)
	2015
	Total									$			1,345			$522		$(823)

										Upfront Premiums								Unrealized
	Written Options Outstanding			Exercise Price		Expiration Date			Contracts			Paid/(Received)			Fair Value		Appreciation/(Depreciation)
Call	- Euro-Bund Future; March 2015		EUR	159.00		02/23/2015			199	$			(85)			$(207)		$(122)
Call	- Euro-Bund Future; March 2015		EUR	157.50		02/23/2015			200				(102)			(461)		(359)
	Total									$			(187)			$(668)		$(481)

	Amounts in thousands except contracts

Purchased Capped Options

													Upfront
		Counterparty		Strike				Expiration		Notional			Premiums					Unrealized
	Description	(Issuer)		Index		Exercise Index			Date	Amount)			Paid/(Received			Fair Value		Appreciation/(Depreciation)
	Floor - Eurostat	Barclays Bank PLC		15%	Max	(0, 0	% -	11/19/2015			EUR	8,015		$17	$	42		$25
	Eurozone HICP ex					CPTFEMU)
	Tobacco NSA
	Total											$		17	$	42		$25

	Amounts in thousands

See accompanying notes

Schedule of Investments
International Emerging Markets Fund
January 31, 2015 (unaudited)

COMMON STOCKS - 95.11%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.50%			Computers - 1.12%
Multiplus SA	372,200	$4,820	Lenovo Group Ltd	8,484,000	$10,924
Smiles SA	255,670	4,026	Wipro Ltd	920,643	8,988
		$8,846			$19,912

Agriculture - 0.72%			Cosmetics & Personal Care - 0.79%
Bunge Ltd	53,510	4,791	Amorepacific Corp	5,843	14,082
KT&G Corp	109,023	7,958
		$12,749	Diversified Financial Services - 4.24%
Airlines - 1.28%			Fubon Financial Holding Co Ltd	11,939,000	18,918
Air China Ltd	10,850,000	10,410	Hana Financial Group Inc	305,554	8,932
Korean Air Lines Co Ltd (a)	145,843	6,330	Mega Financial Holding Co Ltd	28,987,691	22,119
Turk Hava Yollari Anonium Ortakligi (a)	1,574,925	6,011	Shinhan Financial Group Co Ltd	626,211	25,567
		$22,751			$75,536

Apparel - 0.14%			Electric - 3.99%
Feng TAY Enterprise Co Ltd	680,160	2,544	Huadian Fuxin Energy Corp Ltd	17,328,000	8,167
			Huadian Power International Corp Ltd	19,165,631	17,334
			Huaneng Power International Inc	5,904,000	8,264
Automobile Manufacturers - 3.65%			Korea Electric Power Corp	425,722	16,645
Hyundai Motor Co	93,521	14,373	Tenaga Nasional BHD	5,199,910	20,740
Kia Motors Corp	168,346	7,035			$71,150
Maruti Suzuki India Ltd (b)	239,621	14,233
Tata Motors Ltd ADR	595,435	29,367	Electronics - 1.17%
		$65,008	Hon Hai Precision Industry Co Ltd	5,456,684	14,973
			Hu Lane Associate Inc	1,637,000	5,965
Automobile Parts & Equipment - 0.53%					$20,938
Apollo Tyres Ltd	2,435,088	9,503
			Engineering & Construction - 2.54%
			China Railway Group Ltd	8,769,000	6,401
Banks - 18.68%			Grupo Aeroportuario del Pacifico SAB de CV	891,900	5,897
Abu Dhabi Commercial Bank PJSC	4,221,312	7,942	Grupo Aeroportuario del Sureste SAB de CV	1,004,046	13,169
Agricultural Bank of China Ltd	35,304,000	17,239	(a)
Axis Bank Ltd (b)	3,136,454	29,949
			Promotora y Operadora de Infraestructura	925,008	10,386
Banco de Chile	83,420,042	9,198	SAB de CV (a)
Bangkok Bank PCL	165,721	972	Voltas Ltd	2,197,365	9,502
Bank Negara Indonesia Persero Tbk PT	16,499,500	8,084			$45,355
Bank of China Ltd	75,190,113	41,976
Barclays Africa Group Ltd	666,302	11,327	Environmental Control - 0.52%
BDO Unibank Inc	2,811,310	7,296	Coway Co Ltd	114,836	9,203
China Construction Bank Corp	23,126,722	18,513
China Merchants Bank Co Ltd	6,130,500	13,683	Food - 3.95%
Credicorp Ltd	77,862	11,222	BRF SA	447,200	10,730
FirstRand Ltd	5,851,355	26,041	GFPT PCL (b)	7,849,800	3,745
Grupo Financiero Inbursa SAB de CV	4,992,900	12,907	Gruma SAB de CV	1,431,400	15,327
ICICI Bank Ltd	173,192	1,006	Indofood Sukses Makmur Tbk PT	15,092,700	8,971
ICICI Bank Ltd ADR	1,975,529	23,726	JBS SA	2,633,529	11,228
Industrial & Commercial Bank of China Ltd	29,754,000	21,218	Thai Union Frozen Products PCL (b)	13,447,600	8,904
Industrial Bank of Korea	1,133,852	13,320	Universal Robina Corp	2,465,040	11,565
Kasikornbank PCL	2,670,000	18,244
Malayan Banking Bhd	2,536,200	6,089			$70,470
Qatar National Bank SAQ	185,683	10,082	Home Furnishings - 0.49%
Turkiye Is Bankasi	4,722,767	13,690	Steinhoff International Holdings Ltd	1,711,505	8,747
Yes Bank Ltd	660,663	9,171

		$332,895	Insurance - 4.32%
Beverages - 0.37%			BB Seguridade Participacoes SA	1,331,480	14,589
Arca Continental SAB de CV (a)	1,024,700	6,078	PICC Property & Casualty Co Ltd	4,872,460	9,503
Thai Beverage PCL	920,000	490	Ping An Insurance Group Co of China Ltd	960,000	10,175
		$6,568	Powszechny Zaklad Ubezpieczen SA	146,122	19,873
			Sanlam Ltd	3,822,533	22,911
Chemicals - 0.87%					$77,051
LG Hausys Ltd	32,929	5,370
PTT Global Chemical PCL (b)	46	—	Internet - 4.38%
UPL Ltd	1,698,575	10,080	Alibaba Group Holding Ltd ADR(a)	129,911	11,573
		$15,450	Tencent Holdings Ltd	3,252,000	54,850
			Vipshop Holdings Ltd ADR(a)	522,929	11,708
Coal - 0.59%					$78,131
China Shenhua Energy Co Ltd	3,849,500	10,567
			Iron & Steel - 0.72%

Commercial Services - 1.88%			POSCO	55,058	12,790
Cielo SA	672,500	10,025
Kroton Educacional SA	2,383,488	10,926	Media - 1.78%
Shenzhen International Holdings Ltd	4,290,500	6,184	Naspers Ltd	219,513	31,667
TAL Education Group ADR(a)	207,715	6,441
		$33,576

See accompanying notes

Schedule of Investments
International Emerging Markets Fund
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Metal Fabrication & Hardware - 1.19%			Telecommunications (continued)
Bharat Forge Ltd	519,640	$8,663	Telekomunikasi Indonesia Persero Tbk PT	45,319,800			$10,061
Hyosung Corp	190,722	12,586					$170,479
		$21,249	TOTAL COMMON STOCKS				$1,695,197

Mining - 1.81%			INVESTMENT COMPANIES - 0.77%	Shares Held	Value	(000	's)
Anglo American PLC	306,660	5,122	Publicly Traded Investment Fund - 0.77%
Grupo Mexico SAB de CV	2,762,900	7,285	Goldman Sachs Financial Square Funds -	13,651,442			13,651
KGHM Polska Miedz SA	238,737	6,768	Government Fund
MMC Norilsk Nickel OJSC ADR	795,139	13,106
		$32,281	TOTAL INVESTMENT COMPANIES				$13,651
Miscellaneous Manufacturing - 0.80%			PREFERRED STOCKS - 3.69%	Shares Held	Value	(000	's)
Largan Precision Co Ltd	172,000	14,303	Banks - 2.69%
			Banco Bradesco SA	1,396,400			17,554
Oil & Gas - 4.15%			Itau Unibanco Holding SA	2,479,183			30,398
China Petroleum & Chemical Corp	9,091,978	7,194					$47,952
Hindustan Petroleum Corp Ltd	1,257,577	13,297	Electric - 0.21%
Lukoil OAO ADR	420,890	16,549	Cia Energetica de Sao Paulo	432,005			3,793
PetroChina Co Ltd	15,216,000	16,523
Petroleo Brasileiro SA ADR	538,763	3,238
PTT Exploration & Production PCL (b)	1,370,600	4,570	Media - 0.04%
Sasol Ltd	244,087	8,816	Zee Entertainment Enterprises Ltd	53,971,932			766
Tatneft OAO ADR	159,556	3,736
		$73,923	Oil & Gas - 0.41%
Pharmaceuticals - 1.92%			Petroleo Brasileiro SA	1,049,400			3,199
Aurobindo Pharma Ltd	742,062	14,930	Surgutneftegas OAO	6,737,000			4,073
Lupin Ltd (b)	509,454	13,350					$7,272
Sinopharm Group Co Ltd	1,622,800	5,909	Telecommunications - 0.34%
		$34,189	Telefonica Brasil SA	326,000			6,051
Real Estate - 1.54%
China Vanke Co Ltd (a)	3,221,500	6,981	TOTAL PREFERRED STOCKS				$65,834
Emlak Konut Gayrimenkul Yatirim Ortakligi	9,268,663	12,103	Total Investments				$1,774,682
AS			Other Assets in Excess of Liabilities, Net - 0.43%				$7,746
Shimao Property Holdings Ltd	4,023,500	8,445	TOTAL NET ASSETS - 100.00%				$1,782,428
		$27,529

REITS - 1.16%			(a) Non-Income Producing Security
Fibra Uno Administracion SA de CV	3,478,700	10,490	(b)			Fair value of these investments is determined in good faith by the Manager
Mexico Real Estate Management SA de CV (a)	6,164,600	10,146	under procedures established and periodically reviewed by the Board of
		$20,636	Directors. At the end of the period, the fair value of these securities totaled
Retail - 0.70%			$74,751 or 4.19% of net assets.
ANTA Sports Products Ltd	6,194,000	10,886
Foschini Group Ltd/The	112,068	1,607
		$12,493	Portfolio Summary (unaudited)
Semiconductors - 11.59%			Country				Percent
Advanced Semiconductor Engineering Inc	7,669,000	9,630	China				19.29%
Everlight Electronics Co Ltd	4,530,000	10,866	Korea, Republic Of				15.60%
Inotera Memories Inc (a)	5,787,000	8,274	India				13.01%
Samsung Electronics Co Ltd	61,521	76,372	Taiwan, Province Of China				10.80%
SK Hynix Inc	682,444	29,479	Brazil				7.32%
Taiwan Semiconductor Manufacturing Co Ltd	14,463,685	63,606	South Africa				7.16%
Vanguard International Semiconductor Corp	4,893,000	8,288	Mexico				5.83%
		$206,515	Hong Kong				3.36%
			Malaysia				2.95%
Software - 1.47%			Russian Federation				2.10%
HCL Technologies Ltd	477,138	13,770	Thailand				2.07%
Tech Mahindra Ltd	266,742	12,341	Turkey				1.79%
		$26,111	United States				1.65%
			Indonesia				1.51%
Telecommunications - 9.56%			Poland				1.49%
America Movil SAB de CV ADR	572,854	12,253	Philippines				1.06%
Bharti Infratel Ltd	1,549,793	9,031	Peru				0.63%
BYD Electronic International Co Ltd	4,174,000	4,366	Qatar				0.57%
China Mobile Ltd	3,458,093	45,331	Chile				0.52%
China Telecom Corp Ltd	24,438,000	14,452	United Arab Emirates				0.45%
DiGi.Com Bhd	5,950,200	10,513	United Kingdom				0.29%
Hellenic Telecommunications Organization	253,315	2,089	Greece				0.12%
SA (a)
			Other Assets in Excess of Liabilities, Net				0.43%
MTN Group Ltd	944,550	16,311	TOTAL NET ASSETS				100.00%
SK Telecom Co Ltd	66,942	17,543
Taiwan Mobile Co Ltd	4,026,000	13,275
Telekom Malaysia Bhd	7,929,700	15,254

See accompanying notes

Schedule of Investments
International Fund I
January 31, 2015 (unaudited)

COMMON STOCKS - 97.23%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.52%			Diversified Financial Services (continued)
Teleperformance	25,000	$1,791	Man Group PLC	1,451,932	$3,909
			Mitsubishi UFJ Lease & Finance Co Ltd	325,400	1,408
					$15,843
Aerospace & Defense - 0.71%
Zodiac Aerospace	72,673	2,410	Electric - 2.34%
			China Resources Power Holdings Co Ltd	2,062,600	5,775
			Huaneng Power International Inc	1,573,800	2,203
Airlines - 0.51%					$7,978
Japan Airlines Co Ltd	52,000	1,760
			Electrical Components & Equipment - 0.63%
Automobile Manufacturers - 6.56%			Brother Industries Ltd	125,000	2,141
Bayerische Motoren Werke AG	45,971	5,346
Fuji Heavy Industries Ltd	172,200	6,211	Electronics - 1.85%
Tata Motors Ltd ADR	126,600	6,244	AAC Technologies Holdings Inc	395,300	2,526
Toyota Motor Corp	71,000	4,577	Fujitsu General Ltd	128,700	1,263
		$22,378	Japan Aviation Electronics Industry Ltd	112,000	2,531

Automobile Parts & Equipment - 6.69%					$6,320
Bridgestone Corp	140,200	5,603	Engineering & Construction - 1.12%
Continental AG	13,960	3,150	COMSYS Holdings Corp	190,200	2,588
Koito Manufacturing Co Ltd	81,800	2,660	Kyowa Exeo Corp	117,900	1,244
Linamar Corp	28,300	1,621			$3,832
Magna International Inc	50,900	4,891
NOK Corp	101,800	2,928	Food - 1.15%
Sumitomo Rubber Industries Ltd	128,000	1,991	Marine Harvest ASA	147,832	1,934
		$22,844	SPAR Group Ltd/The	127,000	2,003
					$3,937
Banks - 10.75%
Banco do Brasil SA	124,100	956	Forest Products & Paper - 0.96%
Bank of China Ltd	10,232,600	5,712	Mondi PLC	183,621	3,276
China CITIC Bank Corp Ltd	5,494,500	4,063
China Merchants Bank Co Ltd	2,372,100	5,295	Hand & Machine Tools - 0.49%
China Minsheng Banking Corp Ltd	1,669,200	2,026	KUKA AG	25,000	1,690
DNB ASA	253,176	3,668
Fukuoka Financial Group Inc	453,900	2,265
Oversea-Chinese Banking Corp Ltd	530,000	4,065	Healthcare - Products - 0.68%
Siam Commercial Bank PCL/The (a)	394,400	2,161	Nihon Kohden Corp	46,700	2,310
Skandinaviska Enskilda Banken AB	333,893	4,021
Sumitomo Mitsui Financial Group Inc	73,400	2,463	Healthcare - Services - 0.56%
		$36,695	ICON PLC (b)	34,000	1,917
Building Materials - 0.78%
China Resources Cement Holdings Ltd	2,473,700	1,468	Home Builders - 4.39%
China Singyes Solar Technologies Holdings	857,300	1,194	Barratt Developments PLC	558,037	3,841
Ltd (b)			Bellway PLC	69,950	1,915
		$2,662	Berkeley Group Holdings PLC	86,577	3,156
			Persimmon PLC (b)	96,126	2,301
Chemicals - 4.33%			Taylor Wimpey PLC	1,859,464	3,778
BASF SE	29,401	2,630
Nissan Chemical Industries Ltd	184,900	3,404			$14,991
Nitto Denko Corp	112,300	6,704	Home Furnishings - 0.50%
Symrise AG	31,000	2,029	Howden Joinery Group PLC	266,000	1,697
		$14,767

Commercial Services - 0.69%			Insurance - 5.19%
Estacio Participacoes SA	141,900	883	AXA SA	107,775	2,521
Kroton Educacional SA	319,600	1,465	Genworth MI Canada Inc	45,800	1,140
		$2,348	Porto Seguro SA	115,800	1,169
			Prudential PLC	147,306	3,581
Computers - 4.87%			Swiss Life Holding AG (b)	24,197	5,400
Asustek Computer Inc	357,300	3,734	Tokio Marine Holdings Inc	111,500	3,893
Ingenico	29,401	3,074			$17,704
Lenovo Group Ltd	1,486,800	1,914
Nomura Research Institute Ltd	177,700	6,034	Internet - 0.82%
Obic Co Ltd	55,300	1,855	Tencent Holdings Ltd	166,600	2,810
		$16,611

Distribution & Wholesale - 0.72%			Lodging - 0.55%
Hitachi High-Technologies Corp	78,700	2,445	Echo Entertainment Group Ltd	599,000	1,872

Diversified Financial Services - 4.64%			Machinery - Diversified - 0.89%
Aberdeen Asset Management PLC	346,557	2,275	Bucher Industries AG	5,100	1,251
Coronation Fund Managers Ltd	240,700	2,130	Hollysys Automation Technologies Ltd (b)	71,300	1,796
Fubon Financial Holding Co Ltd	1,034,100	1,639			$3,047
London Stock Exchange Group PLC	80,191	2,847
Magellan Financial Group Ltd	111,000	1,635

See accompanying notes

Schedule of Investments
International Fund I
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		INVESTMENT COMPANIES - 2.16%	Shares Held	Value	(000	's)

Metal Fabrication & Hardware - 0.81%			Publicly Traded Investment Fund - 2.16%
Catcher Technology Co Ltd	315,100	$2,755	BlackRock Liquidity Funds TempFund	5,152,777			$5,153
			Portfolio
			Goldman Sachs Financial Square Funds -	2,222,226			2,222
Mining - 0.45%			Money Market Fund
Sumitomo Metal Mining Co Ltd	106,500	1,522					$7,375
			TOTAL INVESTMENT COMPANIES				$7,375
Miscellaneous Manufacturing - 2.03%			Total Investments				$339,218
Hexpol AB	18,000	1,806	Other Assets in Excess of Liabilities, Net - 0.61%				$2,070
Largan Precision Co Ltd	42,000	3,493	TOTAL NET ASSETS - 100.00%				$341,288
Sunny Optical Technology Group Co Ltd	1,084,700	1,645
		$6,944

Oil & Gas - 2.64%			(a)			Fair value of these investments is determined in good faith by the Manager
Imperial Oil Ltd	61,600	2,290	under procedures established and periodically reviewed by the Board of
Royal Dutch Shell PLC - A Shares	140,966	4,296	Directors. At the end of the period, the fair value of these securities totaled
Sasol Ltd	67,069	2,423	$2,161 or 0.63% of net assets.
		$9,009	(b) Non-Income Producing Security

Pharmaceuticals - 8.92%
Actelion Ltd (b)	32,173	3,554
Astellas Pharma Inc	330,900	5,111	Portfolio Summary (unaudited)
Hikma Pharmaceuticals PLC	54,600	1,935	Country				Percent
Jazz Pharmaceuticals PLC (b)	25,300	4,284	Japan				25.41%
Novartis AG	50,142	4,886	United Kingdom				9.98%
Orion Oyj	54,243	1,788	China				9.20%
Shire PLC	75,000	5,474	Hong Kong				7.80%
Sino Biopharmaceutical Ltd	3,401,000	3,398	Taiwan, Province Of China				7.61%
		$30,430	Canada				5.44%
			Germany				5.11%
Real Estate - 1.50%			Switzerland				4.42%
China Overseas Land & Investment Ltd	892,400	2,573	Ireland				3.42%
Shimao Property Holdings Ltd	1,215,100	2,551	South Africa				2.88%
		$5,124	France				2.87%
			United States				2.72%
Retail - 3.07%			Netherlands				2.08%
Alimentation Couche-Tard Inc	101,800	3,989	India				1.83%
Next PLC	25,941	2,819	Sweden				1.71%
Pandora A/S	28,375	2,028	Norway				1.64%
USS Co Ltd	105,800	1,660	Brazil				1.31%
		$10,496	Singapore				1.19%
Semiconductors - 5.78%			Australia				1.03%
Advanced Semiconductor Engineering Inc	1,739,500	2,184	Thailand				0.63%
Advanced Semiconductor Engineering Inc	30,959	205	Denmark				0.59%
ADR			Finland				0.52%
Dialog Semiconductor PLC (b)	67,300	2,574	Other Assets in Excess of Liabilities, Net				0.61%
Novatek Microelectronics Corp	340,000	1,870	TOTAL NET ASSETS				100.00%
NXP Semiconductors NV (b)	35,300	2,801
Realtek Semiconductor Corp	768,400	2,330
Taiwan Semiconductor Manufacturing Co Ltd	255,800	5,809
ADR
Vanguard International Semiconductor Corp	1,146,100	1,941
		$19,714

Software - 2.84%
Constellation Software Inc/Canada	7,300	2,023
NetEase Inc ADR	30,600	3,343
Nexon Co Ltd	175,000	1,722
Open Text Corp	45,900	2,603
		$9,691

Telecommunications - 3.55%
China Mobile Ltd	277,700	3,640
KDDI Corp	86,200	6,085
PCCW Ltd	3,610,500	2,395
		$12,120

Toys, Games & Hobbies - 0.69%
Bandai Namco Holdings Inc	116,300	2,355

Water - 1.06%
Guangdong Investment Ltd	2,687,500	3,607

TOTAL COMMON STOCKS		$331,843

See accompanying notes

		Schedule of Investments
International Fund I
January 31, 2015 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; March 2015	Long	61	$5,391	$5,388	$(3)
S&P 500 Emini; March 2015	Long	23	2,375	2,287	(88)
Total					$(91)
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
January 31, 2015 (unaudited)

COMMON STOCKS - 97.44%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.09%			Beverages - 2.19%
Alliance Data Systems Corp (a)	753	$218	Brown-Forman Corp	1,942	$173
Interpublic Group of Cos Inc/The	4,751	95	Coca-Cola Co/The	60,802	2,503
Omnicom Group Inc	3,097	225	Coca-Cola Enterprises Inc	12,650	533
		$538	Dr Pepper Snapple Group Inc	8,089	625
			Keurig Green Mountain Inc	2,424	297
Aerospace & Defense - 2.44%			Molson Coors Brewing Co	1,899	144
Boeing Co/The	21,970	3,194	Monster Beverage Corp (a)	2,994	350
General Dynamics Corp	2,576	343	PepsiCo Inc	87,330	8,190
L-3 Communications Holdings Inc	1,011	124			$12,815
Lockheed Martin Corp	2,120	399
Northrop Grumman Corp	1,749	275	Biotechnology - 3.83%
Orbital Sciences Corp (a)	100,741	2,830	Alexion Pharmaceuticals Inc (a)	4,931	904
Raytheon Co	51,601	5,163	Amgen Inc	64,447	9,813
Rockwell Collins Inc	1,606	138	Biogen Idec Inc (a)	10,528	4,097
United Technologies Corp	15,671	1,798	Celgene Corp (a)	10,967	1,306
		$14,264	Gilead Sciences Inc (a)	30,671	3,215
			Incyte Corp (a)	1,600	128
Agriculture - 0.85%			Regeneron Pharmaceuticals Inc (a)	5,367	2,236
Altria Group Inc	21,419	1,137	United Therapeutics Corp (a)	700	99
Archer-Daniels-Midland Co	13,203	616	Vertex Pharmaceuticals Inc (a)	5,495	605
Lorillard Inc	3,072	202			$22,403
Philip Morris International Inc	34,230	2,746
Reynolds American Inc	3,665	249	Building Materials - 0.76%
		$4,950	Eagle Materials Inc	46,286	3,296
			Martin Marietta Materials Inc	4,600	496
Airlines - 0.51%			Vulcan Materials Co	9,382	662
American Airlines Group Inc	16,100	790			$4,454
Delta Air Lines Inc	27,445	1,298
Southwest Airlines Co	5,486	248	Chemicals - 2.10%
United Continental Holdings Inc (a)	9,600	666	Air Products & Chemicals Inc	1,648	240
		$3,002	Airgas Inc	5,490	618
			Ashland Inc	4,000	474
Apparel - 0.45%			Celanese Corp	8,900	478
Hanesbrands Inc	2,400	267	CF Industries Holdings Inc	624	191
Michael Kors Holdings Ltd (a)	4,852	343	Dow Chemical Co/The	11,460	518
Nike Inc	14,805	1,366	Eastman Chemical Co	1,757	125
Ralph Lauren Corp	707	118	Ecolab Inc	41,554	4,312
Under Armour Inc (a)	4,505	325	EI du Pont de Nemours & Co	6,424	457
VF Corp	2,789	194	International Flavors & Fragrances Inc	929	99
		$2,613	LyondellBasell Industries NV	4,819	381
Automobile Manufacturers - 0.17%			Monsanto Co	10,198	1,203
Ford Motor Co	31,570	464	Mosaic Co/The	3,888	189
General Motors Co	8,992	293	Potash Corp of Saskatchewan Inc	4,100	150
PACCAR Inc	4,220	254	PPG Industries Inc	2,098	468
		$1,011	Praxair Inc	5,508	664
			RPM International Inc	7,100	340
Automobile Parts & Equipment - 1.60%			Sherwin-Williams Co/The	4,421	1,199
BorgWarner Inc	3,600	194	Sigma-Aldrich Corp	1,433	197
Delphi Automotive PLC	10,744	739			$12,303
Goodyear Tire & Rubber Co/The	3,274	79
Johnson Controls Inc	178,972	8,317	Coal - 0.03%
		$9,329	Consol Energy Inc	5,744	166

Banks - 7.46%
Bank of America Corp	200,828	3,043	Commercial Services - 1.07%
Bank of New York Mellon Corp/The	21,641	779	ADT Corp/The	2,282	79
BB&T Corp	5,008	177	Automatic Data Processing Inc	35,744	2,950
Capital One Financial Corp	4,635	339	Cintas Corp	1,148	90
Citigroup Inc	215,551	10,120	Equifax Inc	4,800	406
Comerica Inc	10,831	450	H&R Block Inc	3,304	113
Fifth Third Bancorp	9,833	170	MasterCard Inc	23,856	1,957
			McGraw Hill Financial Inc	3,513	314
Goldman Sachs Group Inc/The	4,855	837	Quanta Services Inc (a)	2,462	65
JP Morgan Chase & Co	189,672	10,314

KeyCorp	10,234	133	Robert Half International Inc	1,620	94
M&T Bank Corp	6,500	736	United Rentals Inc (a)	1,121	93
Morgan Stanley	43,531	1,472	Western Union Co/The	6,304	107
Northern Trust Corp	11,615	759			$6,268
PNC Financial Services Group Inc/The	4,567	386	Computers - 4.66%
Regions Financial Corp	17,057	148	Accenture PLC - Class A	11,738	986
State Street Corp	20,472	1,464	Apple Inc	167,847	19,665
SunTrust Banks Inc	6,285	242	Cognizant Technology Solutions Corp (a)	11,691	633
US Bancorp/MN	16,463	690	EMC Corp/MA	27,288	707
Wells Fargo & Co	218,902	11,365	Hewlett-Packard Co	14,584	527
		$43,624	International Business Machines Corp	14,954	2,293
			NetApp Inc	3,888	147

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electrical Components & Equipment (continued)
SanDisk Corp	8,462	$642	Energizer Holdings Inc	3,800	$486
Seagate Technology PLC	11,143	629	Hubbell Inc	4,300	456
Teradata Corp (a)	1,827	81			$1,399
Western Digital Corp	9,856	959
		$27,269	Electronics - 2.84%
			Agilent Technologies Inc	13,721	518
Consumer Products - 0.09%			Amphenol Corp	7,200	387
Avery Dennison Corp	1,166	61	Corning Inc	10,069	239
Clorox Co/The	1,532	164	Garmin Ltd	1,404	73
Kimberly-Clark Corp	2,624	283	Honeywell International Inc	63,309	6,189
		$508	Keysight Technologies Inc (a)	4,850	162
			PerkinElmer Inc	1,380	63
Cosmetics & Personal Care - 1.36%			Sensata Technologies Holding NV (a)	13,500	666
Avon Products Inc	5,169	40	TE Connectivity Ltd	2,866	190
Colgate-Palmolive Co	8,825	596	Thermo Fisher Scientific Inc	38,175	4,781
Estee Lauder Cos Inc/The	3,800	268	Trimble Navigation Ltd (a)	5,600	133
Procter & Gamble Co/The	83,756	7,060	Tyco International PLC	78,543	3,206
		$7,964			$16,607

Distribution & Wholesale - 0.07%			Engineering & Construction - 0.22%
Fossil Group Inc (a)	593	58
			Fluor Corp	1,863	100
Genuine Parts Co	1,844	171	Granite Construction Inc	33,610	1,145
WW Grainger Inc	723	171	Jacobs Engineering Group Inc (a)	1,502	57
		$400			$1,302

Diversified Financial Services - 2.53%			Food - 2.09%
American Express Co	45,527	3,673	Campbell Soup Co	2,109	97
Ameriprise Financial Inc	5,946	743	ConAgra Foods Inc	19,000	673
BlackRock Inc	2,497	850	Danone SA ADR	235,794	3,174
Charles Schwab Corp/The	103,686	2,694	General Mills Inc	4,253	223
CME Group Inc/IL	6,781	578	Hershey Co/The	1,763	180
Discover Financial Services	15,738	856	Hormel Foods Corp	1,536	79
E*Trade Financial Corp (a)	9,300	214
			Kellogg Co	9,700	636
FNF Group	7,600	267	Kraft Foods Group Inc	7,169	469
Intercontinental Exchange Inc	3,593	739	Kroger Co/The	4,075	281
Invesco Ltd	5,214	192	McCormick & Co Inc/MD	1,535	110
LPL Financial Holdings Inc	5,000	206	Mondelez International Inc	38,174	1,345
NASDAQ OMX Group Inc/The	1,399	64	Nestle SA ADR	48,400	3,703
Navient Corp	4,889	96	Safeway Inc (a),(b),(c)	2,740	7
Och-Ziff Capital Management Group LLC	10,700	119	Sysco Corp	17,341	679
TD Ameritrade Holding Corp	8,200	266	Tyson Foods Inc	3,100	121
Visa Inc	12,670	3,230	Whole Foods Market Inc	8,600	448
		$14,787			$12,225

Electric - 1.93%			Forest Products & Paper - 0.11%
AES Corp/VA	41,400	506	International Paper Co	12,549	661
Ameren Corp	2,892	131
American Electric Power Co Inc	16,659	1,047
CMS Energy Corp	16,634	628	Gas - 0.83%
Consolidated Edison Inc	3,513	243	AGL Resources Inc	1,355	76
Dominion Resources Inc/VA	4,050	311	CenterPoint Energy Inc	5,112	118
DTE Energy Co	2,124	191	NiSource Inc	18,100	783
Duke Energy Corp	5,742	500	Sempra Energy	34,837	3,899
Edison International	3,907	266			$4,876
Entergy Corp	3,041	266
Exelon Corp	68,271	2,460	Hand & Machine Tools - 0.08%
			Snap-on Inc	662	88
FirstEnergy Corp	24,074	971	Stanley Black & Decker Inc	4,042	378
Integrys Energy Group Inc	934	76
NextEra Energy Inc	3,074	336			$466
Northeast Utilities	8,475	471	Healthcare - Products - 0.86%
NRG Energy Inc	19,100	471	Baxter International Inc	4,447	313
Pepco Holdings Inc	2,944	81	Becton Dickinson and Co	6,376	881
PG&E Corp	14,468	851	CareFusion Corp (a)	2,431	144
Pinnacle West Capital Corp	1,254	88	CR Bard Inc	903	154
PPL Corp	5,525	196	DENTSPLY International Inc	1,686	84
Public Service Enterprise Group Inc	6,070	259	Edwards Lifesciences Corp (a)	1,285	161
SCANA Corp	1,603	102	Intuitive Surgical Inc (a)	600	297
Southern Co/The	7,305	371	Medtronic PLC	24,598	1,757
TECO Energy Inc	2,906	62	Patterson Cos Inc	1,020	51
Wisconsin Energy Corp	2,688	150	St Jude Medical Inc	5,031	331
Xcel Energy Inc	5,976	224	Stryker Corp	9,552	869
		$11,258			$5,042

Electrical Components & Equipment - 0.24%			Healthcare - Services - 1.84%
AMETEK Inc	2,936	141	Aetna Inc	9,681	889
Emerson Electric Co	5,549	316	Anthem Inc	7,159	966

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Services (continued)			Lodging (continued)
Cigna Corp	2,208	$236	MGM Resorts International (a)	7,300	$142
DaVita HealthCare Partners Inc (a)	5,808	436	Starwood Hotels & Resorts Worldwide Inc	46,907	3,376
Humana Inc	5,158	755	Wyndham Worldwide Corp	1,486	124
Laboratory Corp of America Holdings (a)	1,021	117	Wynn Resorts Ltd	2,400	355
Quest Diagnostics Inc	1,688	120			$4,391
UnitedHealth Group Inc	67,292	7,150
Universal Health Services Inc	900	92	Machinery - Construction & Mining - 0.12%
		$10,761	Caterpillar Inc	7,880	630
			Joy Global Inc	1,212	51
Home Builders - 0.06%					$681
Lennar Corp	6,200	278
Pulte Group Inc	4,107	85	Machinery - Diversified - 0.81%
		$363	Cummins Inc	1,371	191
			Deere & Co	2,512	214
Home Furnishings - 0.03%			Flowserve Corp	15,955	869
Harman International Industries Inc	769	100	Rockwell Automation Inc	26,954	2,936
Leggett & Platt Inc	1,763	75	Roper Industries Inc	2,779	429
		$175	Xylem Inc/NY	2,168	74

Housewares - 0.02%					$4,713
Newell Rubbermaid Inc	3,276	121	Media - 3.53%
			Cablevision Systems Corp	2,630	50
			CBS Corp	3,397	186
Insurance - 3.76%			Comcast Corp - Class A	41,796	2,221
ACE Ltd	2,744	296	DIRECTV (a)	9,845	840
Aflac Inc	3,716	212	Discovery Communications Inc - A Shares (a)	1,770	51
Allstate Corp/The	3,644	254	Discovery Communications Inc - C Shares (a)	9,258	258
American International Group Inc	11,629	568	Gannett Co Inc	2,601	81
Aon PLC	2,039	184	News Corp (a)	30,722	457
Assurant Inc	878	56
Berkshire Hathaway Inc - Class A (a)	19	4,102	Nielsen NV	3,657	159
Berkshire Hathaway Inc - Class B (a)	21,053	3,030	Scripps Networks Interactive Inc	1,250	89
			Time Warner Cable Inc	6,204	845
Chubb Corp/The	2,030	199	Time Warner Inc	7,145	557
CNA Financial Corp	5,100	199
Genworth Financial Inc (a)	4,200	29	Twenty-First Century Fox Inc - A Shares	49,812	1,651
Hartford Financial Services Group Inc/The	5,143	200	Twenty-First Century Fox Inc - B Shares	156,124	4,973
Lincoln National Corp	3,163	158	Viacom Inc	12,464	803
Loews Corp	3,200	122	Walt Disney Co/The	81,432	7,407
Marsh & McLennan Cos Inc	20,495	1,102			$20,628
MetLife Inc	182,219	8,473	Metal Fabrication & Hardware - 0.13%
Progressive Corp/The	32,468	843	Precision Castparts Corp	3,945	789
Prudential Financial Inc	3,680	279
Torchmark Corp	1,547	78
Travelers Cos Inc/The	2,872	295	Mining - 0.22%
Unum Group	2,980	93	Alcoa Inc	29,844	467
XL Group PLC	34,783	1,199	Franco-Nevada Corp	2,200	127
		$21,971	Freeport-McMoRan Inc	42,217	709
					$1,303
Internet - 5.85%
Amazon.com Inc (a)	7,574	2,685	Miscellaneous Manufacturing - 2.33%
eBay Inc (a)	7,949	421	3M Co	12,500	2,029
Expedia Inc	1,225	105	Danaher Corp	21,892	1,804
F5 Networks Inc (a)	879	98	Dover Corp	4,439	311
Facebook Inc (a)	117,962	8,954	Eaton Corp PLC	3,335	210
Google Inc - A Shares (a)	15,014	8,072	General Electric Co	318,075	7,599
Google Inc - C Shares (a)	15,144	8,095	Illinois Tool Works Inc	2,867	267
LinkedIn Corp (a)	500	112	Ingersoll-Rand PLC	3,100	206
Netflix Inc (a)	1,800	795	Pall Corp	1,400	135
Priceline Group Inc/The (a)	1,325	1,338	Parker-Hannifin Corp	1,789	208
Splunk Inc (a)	43,730	2,259	Textron Inc	20,685	880
VeriSign Inc (a)	7,826	426			$13,649
Yahoo! Inc (a)	19,209	845	Office & Business Equipment - 0.01%
		$34,205	Pitney Bowes Inc	2,440	59
Iron & Steel - 0.25%
Nucor Corp	33,277	1,453	Oil & Gas - 5.33%
			Anadarko Petroleum Corp	12,240	1,000
Leisure Products & Services - 0.21%			Apache Corp	13,741	860
			California Resources Corp (a)	21,940	112
Carnival Corp	10,300	453
Harley-Davidson Inc	10,439	644	Canadian Natural Resources Ltd	10,500	304
Royal Caribbean Cruises Ltd	1,965	148	Chesapeake Energy Corp	6,176	118
		$1,245	Chevron Corp	25,982	2,664
			Cimarex Energy Co	1,800	186
Lodging - 0.75%			Concho Resources Inc (a)	1,100	122
Hilton Worldwide Holdings Inc (a)	7,800	203	ConocoPhillips	12,750	803
Marriott International Inc/MD	2,562	191	Continental Resources Inc/OK (a)	1,400	64

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas (continued)			REITS (continued)
Denbury Resources Inc	4,430	$31	Apartment Investment & Management Co	1,866	$74
Devon Energy Corp	8,907	537	AvalonBay Communities Inc	4,933	854
Diamond Offshore Drilling Inc	792	25	Boston Properties Inc	1,844	256
Ensco PLC	2,754	77	Crown Castle International Corp	8,121	703
EOG Resources Inc	8,759	780	Equity Residential	2,646	205
EQT Corp	3,500	261	Essex Property Trust Inc	748	169
Exxon Mobil Corp	134,401	11,749	Federal Realty Investment Trust	2,500	359
Helmerich & Payne Inc	1,290	77	General Growth Properties Inc	5,100	154
Hess Corp	42,110	2,842	HCP Inc	5,483	259
Marathon Petroleum Corp	11,140	1,031	Health Care REIT Inc	2,564	210
Murphy Oil Corp	2,005	90	Host Hotels & Resorts Inc	9,076	208
Nabors Industries Ltd	3,127	36	Iron Mountain Inc	9,729	388
Newfield Exploration Co (a)	1,741	52	Kimco Realty Corp	4,675	129
Noble Corp PLC	3,024	49	Macerich Co/The	1,675	144
Noble Energy Inc	4,295	205	Prologis Inc	5,872	265
Occidental Petroleum Corp	64,827	5,186	Public Storage	2,145	431
Phillips 66	6,629	466	Simon Property Group Inc	8,301	1,649
Pioneer Natural Resources Co	2,500	376	SL Green Realty Corp	1,000	126
QEP Resources Inc	1,970	40	Urban Edge Properties	1,044	25
Range Resources Corp	4,300	199	Ventas Inc	2,303	184
Royal Dutch Shell PLC ADR	3,900	240	Vornado Realty Trust	7,489	827
Southwestern Energy Co (a)	4,200	104	Weyerhaeuser Co	14,644	525
Tesoro Corp	1,560	127			$11,858
Valero Energy Corp	4,170	221
WPX Energy Inc (a)	13,266	141	Retail - 8.11%
		$31,175	Advance Auto Parts Inc	25,850	4,110
			AutoNation Inc (a)	779	46
Oil & Gas Services - 1.54%			AutoZone Inc (a)	1,003	599
Baker Hughes Inc	3,426	199	Bed Bath & Beyond Inc (a)	2,204	165
Cameron International Corp (a)	41,987	1,880	Best Buy Co Inc	3,119	110
FMC Technologies Inc (a)	37,057	1,389	CarMax Inc (a)	15,968	992
Halliburton Co	68,355	2,733	Chipotle Mexican Grill Inc (a)	972	690
National Oilwell Varco Inc	7,608	415	Coach Inc	3,210	119
Schlumberger Ltd	28,708	2,365	Costco Wholesale Corp	9,880	1,413
		$8,981	CVS Health Corp	138,950	13,639
			Dollar General Corp (a)	7,933	532
Packaging & Containers - 0.08%			Dollar Tree Inc (a)	3,296	234
Ball Corp	5,250	332	GameStop Corp	1,412	50
Owens-Illinois Inc (a)	1,993	47
			Gap Inc/The	3,022	125
Sealed Air Corp	2,521	102	Home Depot Inc/The	20,805	2,173
		$481	Kohl's Corp	8,797	525
Pharmaceuticals - 7.84%			L Brands Inc	10,485	887
Abbott Laboratories	28,137	1,260	Lowe's Cos Inc	19,903	1,348
AbbVie Inc	36,025	2,174	Macy's Inc	8,743	558
Actavis PLC (a)	5,750	1,533	McDonald's Corp	10,783	997
Allergan Inc/United States	7,486	1,641	Nordstrom Inc	1,715	131
AmerisourceBergen Corp	2,535	241	O'Reilly Automotive Inc (a)	1,276	239
Bristol-Myers Squibb Co	59,250	3,571	PetSmart Inc	1,183	97
Cardinal Health Inc	4,118	342	Rite Aid Corp (a)	43,800	306
Eli Lilly & Co	23,329	1,680	Ross Stores Inc	8,478	777
Express Scripts Holding Co (a)	6,139	496	Staples Inc	7,802	133
Johnson & Johnson	106,626	10,677	Starbucks Corp	16,046	1,404
Mallinckrodt PLC (a)	1,300	138	Target Corp	41,645	3,066
McKesson Corp	5,802	1,233	TJX Cos Inc/The	114,672	7,562
Mead Johnson Nutrition Co	2,363	233	Tractor Supply Co	2,219	180
Merck & Co Inc	196,964	11,872	Walgreens Boots Alliance Inc	16,268	1,199
Mylan Inc/PA (a)	4,509	240	Wal-Mart Stores Inc	30,069	2,556
Perrigo Co PLC	1,300	197	Yum! Brands Inc	6,281	454
Pfizer Inc	201,461	6,296			$47,416
Roche Holding AG ADR	47,646	1,609	Semiconductors - 2.18%
Zoetis Inc	10,100	432	Altera Corp	14,100	464
		$45,865	Applied Materials Inc	62,112	1,419
Pipelines - 0.20%			ASML Holding NV - NY Reg Shares	41,813	4,346
Kinder Morgan Inc/DE	11,924	490	Atmel Corp	18,400	153
Spectra Energy Corp	12,600	421	Avago Technologies Ltd	1,781	183
Williams Cos Inc/The	5,405	237	Broadcom Corp	14,500	615
		$1,148	Intel Corp	39,677	1,311
			Lam Research Corp	11,900	910
Real Estate - 0.02%			Micron Technology Inc (a)	8,040	235
CBRE Group Inc (a)	3,281	106	NVIDIA Corp	6,154	118
			Qualcomm Inc	39,263	2,453
REITS - 2.03%			Texas Instruments Inc	7,523	402
American Tower Corp	38,308	3,714

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	Portfolio Summary (unaudited)
					Sector	Percent
Semiconductors (continued)					Consumer, Non-cyclical	22.05%
Xilinx Inc	3,115		$120		Financial	15.80%
			$12,729		Technology	12.19%
Software - 5.37%					Consumer, Cyclical	12.11%
Adobe Systems Inc (a)	3,226		226		Communications	11.46%
Autodesk Inc (a)	4,600		248		Industrial	11.29%
CA Inc	3,746		114		Energy	7.10%
Citrix Systems Inc (a)	29,657		1,757		Utilities	2.76%
Dun & Bradstreet Corp/The	428		49		Exchange Traded Funds	2.70%
Electronic Arts Inc (a)	3,654		201		Basic Materials	2.68%
Fidelity National Information Services Inc	7,300		456		Liabilities in Excess of Other Assets, Net	(0.14)%
Fiserv Inc (a)	3,052		221		TOTAL NET ASSETS	100.00%
Intuit Inc	2,424		210
Microsoft Corp	361,251		14,595
Oracle Corp	110,023		4,609
Paychex Inc	3,886		176
Rackspace Hosting Inc (a)	4,100		184
Red Hat Inc (a)	73,730		4,703
Salesforce.com Inc (a)	17,685		999
VMware Inc (a)	34,150		2,633
			$31,381

Telecommunications - 1.99%
AT&T Inc	71,504		2,354
CenturyLink Inc	6,720		250
Cisco Systems Inc	93,494		2,465
Harris Corp	1,219		82
Juniper Networks Inc	4,695		107
Motorola Solutions Inc	5,300		331
T-Mobile US Inc (a)	19,100		576
Verizon Communications Inc	118,505		5,417
Windstream Holdings Inc	7,104		56
			$11,638

Toys, Games & Hobbies - 0.13%
Hasbro Inc	1,364		75
Mattel Inc	24,400		656
			$731

Transportation - 1.24%
Canadian Pacific Railway Ltd	1,500		262
CH Robinson Worldwide Inc	43,864		3,124
CSX Corp	7,991		266
Expeditors International of Washington Inc	4,401		193
FedEx Corp	8,530		1,442
Norfolk Southern Corp	2,435		248
Ryder System Inc	625		52
Union Pacific Corp	7,203		844
United Parcel Service Inc	8,193		810
			$7,241
TOTAL COMMON STOCKS			$569,761
INVESTMENT COMPANIES - 2.70%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 2.70%
BlackRock Liquidity Funds TempFund	10,113,647		10,114
Portfolio
Goldman Sachs Financial Square Funds -	5,082,687		5,082
Money Market Fund
JP Morgan Prime Money Market Fund	563,790		564
			$15,760
TOTAL INVESTMENT COMPANIES			$15,760
Total Investments			$585,521
Liabilities in Excess of Other Assets, Net - (0.14)%				$(816)
TOTAL NET ASSETS - 100.00%			$584,705

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)			Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$7 or 0.00% of net assets.

See accompanying notes

		Schedule of Investments
LargeCap Blend Fund II
January 31, 2015 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; March 2015	Long	165	$16,632	$16,404	$(228)
Total					$(228)
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Growth Fund
January 31, 2015 (unaudited)

COMMON STOCKS - 96.23%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held		Value(000	's)

Airlines - 5.41%			Oil & Gas - 1.12%
Delta Air Lines Inc	1,920,430	$90,855	Pioneer Natural Resources Co	255,417		$ 38,448
United Continental Holdings Inc (a)	1,364,477	94,654
		$185,509	Pharmaceuticals - 7.91%
Apparel - 5.11%			Actavis PLC (a)	313,653		83,601
Nike Inc	1,412,442	130,298	Bristol-Myers Squibb Co	1,371,221		82,643
Under Armour Inc (a)	622,798	44,891	McKesson Corp	493,810		105,009
		$175,189				$271,253

Banks 3.75%			Retail - 12.38%
Capital - One Financial Corp	624,500	45,720	Chipotle Mexican Grill Inc (a)	86,341		61,288
Morgan Stanley	2,455,000	83,003	Kohl's Corp	852,600		50,917
		$128,723	L Brands Inc	724,091		61,280
			lululemon athletica Inc (a)	531,200		35,187
Beverages - 1.56%			Starbucks Corp	780,171		68,289
Constellation Brands Inc (a)	485,521	53,626	Target Corp	1,023,000		75,303
			Ulta Salon Cosmetics & Fragrance Inc (a)	549,895		72,553
Biotechnology - 10.64%						$424,817
Alexion Pharmaceuticals Inc (a)	191,993	35,181	Semiconductors - 3.81%
Biogen Idec Inc (a)	222,852	86,725	Lam Research Corp	787,657		60,208
Celgene Corp (a)	294,560	35,100	NXP Semiconductors NV (a)	887,609		70,423
Gilead Sciences Inc (a)	1,539,691	161,406
Illumina Inc (a)	238,519	46,556				$130,631
		$364,968	Software - 4.32%
			Salesforce.com Inc (a)	605,981		34,207
Chemicals - 4.93%			ServiceNow Inc (a)	644,385		46,976
LyondellBasell Industries NV	456,595	36,112	Tableau Software Inc (a)	332,000		26,812
PPG Industries Inc	596,017	132,840	Workday Inc (a)	504,390		40,079
		$168,952				$148,074

Commercial Services - 5.55%			Transportation - 1.98%
FleetCor Technologies Inc (a)	376,207	52,857	Canadian Pacific Railway Ltd	389,363		68,010
MasterCard Inc	1,270,409	104,212
McGraw Hill Financial Inc	373,578	33,413	TOTAL COMMON STOCKS			$3,301,094
		$190,482	INVESTMENT COMPANIES - 3.28%	Shares Held	Value	(000	's)

Computers - 8.29%			Publicly Traded Investment Fund - 3.28%
Apple Inc	1,936,217	226,847	Goldman Sachs Financial Square Funds -	112,478,183		112,478
VeriFone Systems Inc (a)	284,500	8,931
			Government Fund
Western Digital Corp	501,223	48,734
		$284,512	TOTAL INVESTMENT COMPANIES			$112,478
Cosmetics & Personal Care - 1.16%			Total Investments			$3,413,572
Estee Lauder Cos Inc/The	565,932	39,949	Other Assets in Excess of Liabilities, Net - 0.49%			$16,582
			TOTAL NET ASSETS - 100.00%			$3,430,154

Diversified Financial Services - 5.05%
Discover Financial Services	1,292,816	70,303	(a) Non-Income Producing Security
Visa Inc	403,764	102,924
		$173,227

Electronics - 0.96%			Portfolio Summary (unaudited)
Garmin Ltd	625,700	32,762	Sector			Percent
			Consumer, Non-cyclical			30.97%
Healthcare - Products - 1.68%			Consumer, Cyclical			24.78%
Edwards Lifesciences Corp (a)	199,100	24,957	Technology			16.42%
Intuitive Surgical Inc (a)	66,411	32,839	Financial			8.80%
		$57,796	Basic Materials			6.16%
			Communications			5.04%
Healthcare - Services - 2.47%			Exchange Traded Funds			3.28%
HCA Holdings Inc (a)	1,195,400	84,634
			Industrial			2.94%
			Energy			1.12%
Internet - 5.04%			Other Assets in Excess of Liabilities, Net			0.49%
Facebook Inc (a)	1,384,286	105,081	TOTAL NET ASSETS			100.00%
Google Inc - A Shares (a)	66,584	35,793
Splunk Inc (a)	619,558	32,000
		$172,874

Leisure Products & Services - 1.88%
Royal Caribbean Cruises Ltd	854,302	64,543

Mining - 1.23%
Alcoa Inc	2,691,043	42,115

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
January 31, 2015 (unaudited)

COMMON STOCKS - 97.91%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.06%			Biotechnology (continued)
Alliance Data Systems Corp (a)	5,703	$1,647	Celgene Corp (a)	702,945	$83,763
Interpublic Group of Cos Inc/The	63,155	1,259	Gilead Sciences Inc (a)	2,043,926	214,265
Omnicom Group Inc	24,738	1,801	Illumina Inc (a)	13,368	2,609
		$4,707	Incyte Corp (a)	149,810	11,941
			Medivation Inc (a)	11,191	1,218
Aerospace & Defense - 2.03%			Myriad Genetics Inc (a)	9,709	363
Boeing Co/The	1,005,772	146,209	Regeneron Pharmaceuticals Inc (a)	56,909	23,712
KLX Inc (a)	7,528	296	United Therapeutics Corp (a)	7,151	1,009
Lockheed Martin Corp	25,461	4,796	Vertex Pharmaceuticals Inc (a)	218,234	24,037
Rockwell Collins Inc	17,376	1,488			$569,707
Spirit AeroSystems Holdings Inc (a)	16,841	758
Triumph Group Inc	1,781	102	Building Materials - 0.57%
United Technologies Corp	9,604	1,102	Eagle Materials Inc	7,274	518
		$154,751	Masco Corp	53,168	1,321
			Vulcan Materials Co	595,461	41,986
Agriculture - 0.27%					$43,825
Altria Group Inc	190,753	10,129
Archer-Daniels-Midland Co	9,483	442	Chemicals - 2.15%
Lorillard Inc	36,804	2,415	Albemarle Corp	5,157	249
Philip Morris International Inc	76,672	6,152	Axalta Coating Systems Ltd (a)	4,988	128
Reynolds American Inc	19,353	1,315	Celanese Corp	2,013	108
		$20,453	Cytec Industries Inc	1,264	61
			Dow Chemical Co/The	28,721	1,297
Airlines - 1.72%			Eastman Chemical Co	19,996	1,418
Alaska Air Group Inc	18,680	1,268	Ecolab Inc	940,203	97,565
American Airlines Group Inc	1,836,944	90,157	EI du Pont de Nemours & Co	84,187	5,995
Copa Holdings SA	3,864	415	Huntsman Corp	21,253	467
Delta Air Lines Inc	6,619	313	International Flavors & Fragrances Inc	11,741	1,246
Southwest Airlines Co	56,803	2,566	LyondellBasell Industries NV	40,746	3,223
Spirit Airlines Inc (a)	10,743	797	Monsanto Co	40,144	4,736
United Continental Holdings Inc (a)	516,570	35,835	NewMarket Corp	1,366	614
		$131,351	Platform Specialty Products Corp (a)	12,768	268
Apparel - 0.53%			PPG Industries Inc	13,456	2,999
Carter's Inc	7,818	637	Praxair Inc	24,108	2,907
Deckers Outdoor Corp (a)	5,197	343	RPM International Inc	17,982	861
Hanesbrands Inc	168,437	18,761	Sherwin-Williams Co/The	133,367	36,179
Michael Kors Holdings Ltd (a)	19,563	1,385	Sigma-Aldrich Corp	7,828	1,076
Nike Inc	66,900	6,171	Valspar Corp/The	12,615	1,052
Ralph Lauren Corp	6,467	1,079	Westlake Chemical Corp	5,051	289
Under Armour Inc (a)	135,393	9,759	WR Grace & Co (a)	9,575	830
VF Corp	33,035	2,292			$163,568
		$40,427	Commercial Services - 0.88%
Automobile Manufacturers - 0.38%			Automatic Data Processing Inc	39,860	3,290
PACCAR Inc	29,973	1,802	Booz Allen Hamilton Holding Corp	10,179	296
Tesla Motors Inc (a)	131,892	26,853	Cintas Corp	12,082	951
			FleetCor Technologies Inc (a)	12,357	1,736
		$28,655	Gartner Inc (a)	13,544	1,141
Automobile Parts & Equipment - 0.04%			H&R Block Inc	40,521	1,389
Allison Transmission Holdings Inc	20,268	635	KAR Auction Services Inc	8,436	288
BorgWarner Inc	18,982	1,025	MasterCard Inc	97,400	7,990
Lear Corp	9,777	981	McGraw Hill Financial Inc	25,010	2,237
WABCO Holdings Inc (a)	8,416	801	Moody's Corp	17,435	1,592
		$3,442	Quanta Services Inc (a)	6,359	168
			Robert Half International Inc	20,012	1,162
Banks - 1.37%			RR Donnelley & Sons Co	2,912	48
Morgan Stanley	1,940,500	65,608	SEI Investments Co	18,127	728
State Street Corp	544,700	38,952	United Rentals Inc (a)	14,509	1,202
		$104,560	Vantiv Inc (a)	602,300	20,713
Beverages - 0.48%			Verisk Analytics Inc (a)	325,418	20,940
Brown-Forman Corp	12,774	1,135	Western Union Co/The	79,222	1,347
Coca-Cola Co/The	329,126	13,550			$67,218
Coca-Cola Enterprises Inc	37,478	1,578	Computers - 5.81%
Constellation Brands Inc (a)	14,887	1,644
			Accenture PLC - Class A	61,300	5,151
Dr Pepper Snapple Group Inc	19,551	1,511	Apple Inc	2,018,514	236,488
Keurig Green Mountain Inc	14,341	1,757	Cadence Design Systems Inc (a)	43,111	776
Monster Beverage Corp (a)	11,891	1,391
			Cognizant Technology Solutions Corp (a)	1,693,719	91,681
PepsiCo Inc	153,452	14,391	DST Systems Inc	3,936	381
		$36,957	EMC Corp/MA	30,427	789
Biotechnology - 7.47%			Genpact Ltd (a)	3,601,282	72,278
Alexion Pharmaceuticals Inc (a)	503,867	92,329	IHS Inc (a)	9,745	1,122
Amgen Inc	68,387	10,413	International Business Machines Corp	91,657	14,052
Biogen Idec Inc (a)	219,706	85,500	Jack Henry & Associates Inc	12,416	762
BioMarin Pharmaceutical Inc (a)	190,904	18,548	NCR Corp (a)	2,375	60

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electronics (continued)
NetApp Inc	16,370	$619	Thermo Fisher Scientific Inc	15,328	$1,919
Riverbed Technology Inc (a)	23,931	492	Tyco International PLC	30,994	1,265
SanDisk Corp	229,686	17,436	Waters Corp (a)	12,526	1,491
Teradata Corp (a)	18,087	806			$174,319

		$442,893	Engineering & Construction - 0.03%
Consumer Products - 0.08%			Chicago Bridge & Iron Co NV ADR	13,828	477
Avery Dennison Corp	4,553	238	Fluor Corp	14,051	753
Church & Dwight Co Inc	19,778	1,600	SBA Communications Corp (a)	10,701	1,249
Clorox Co/The	15,898	1,697			$2,479
Kimberly-Clark Corp	25,934	2,800
		$6,335	Entertainment - 0.01%
			Six Flags Entertainment Corp	10,870	467
Cosmetics & Personal Care - 1.72%
Avon Products Inc	25,756	199	Environmental Control - 1.61%
Colgate-Palmolive Co	67,375	4,549	Stericycle Inc (a)	929,897	122,086
Estee Lauder Cos Inc/The	1,771,333	125,039
Procter & Gamble Co/The	12,785	1,078	Waste Connections Inc	10,938	473
		$130,865			$122,559
			Food - 1.98%
Distribution & Wholesale - 1.31%			General Mills Inc	50,803	2,666
Fastenal Co	2,106,907	93,546
Fossil Group Inc (a)	35,379	3,460	Hershey Co/The	15,184	1,552
Genuine Parts Co	13,493	1,254	Hormel Foods Corp	19,056	976
HD Supply Holdings Inc (a)	15,789	455	Ingredion Inc	1,652	133
WW Grainger Inc	5,476	1,292	Kellogg Co	19,364	1,270
			Kraft Foods Group Inc	48,815	3,190
		$100,007	Kroger Co/The	51,572	3,561
Diversified Financial Services - 6.94%			Tyson Foods Inc	2,410	94
Affiliated Managers Group Inc (a)	8,050	1,654	Whole Foods Market Inc	2,638,195	137,437
American Express Co	84,071	6,784			$150,879
Ameriprise Financial Inc	9,809	1,226
BlackRock Inc	4,476	1,524	Forest Products & Paper - 0.01%
			International Paper Co	10,080	531
CBOE Holdings Inc	12,312	794	Veritiv Corp (a)	192	10
Charles Schwab Corp/The	5,050,226	131,205
Eaton Vance Corp	17,519	705			$541
Federated Investors Inc	9,876	312	Hand & Machine Tools - 0.01%
Franklin Resources Inc	30,048	1,548	Lincoln Electric Holdings Inc	4,117	280
Intercontinental Exchange Inc	118,300	24,338	Snap-on Inc	951	126
Invesco Ltd	9,937	365	Stanley Black & Decker Inc	2,582	242
Lazard Ltd	18,498	847			$648
Legg Mason Inc	6,060	336
Ocwen Financial Corp (a)	14,363	88	Healthcare - Products - 2.75%
Santander Consumer USA Holdings Inc	843	15	Baxter International Inc	51,707	3,635
Synchrony Financial (a)	13,526	417	Becton Dickinson and Co	18,525	2,558
T Rowe Price Group Inc	24,149	1,901	Bio-Techne Corp	2,628	244
			Bruker BioSciences Corp (a)	15,697	296
TD Ameritrade Holding Corp	1,610,739	52,172
Visa Inc	1,186,250	302,387	CR Bard Inc	7,067	1,209
Waddell & Reed Financial Inc	12,368	553	DENTSPLY International Inc	6,409	321
			Edwards Lifesciences Corp (a)	10,050	1,260
		$529,171	Halyard Health Inc (a)	5,704	254
Electric - 0.02%			Henry Schein Inc (a)	8,127	1,122
Calpine Corp (a)	9,024	188	Hologic Inc (a)	11,633	353
Dominion Resources Inc/VA	5,326	410	Intuitive Surgical Inc (a)	393,902	194,777
ITC Holdings Corp	21,293	906	Patterson Cos Inc	1,120	56
		$1,504	Sirona Dental Systems Inc (a)	5,164	466
			St Jude Medical Inc	16,964	1,117
Electrical Components & Equipment - 0.06%			Stryker Corp	19,012	1,731
Acuity Brands Inc	6,287	942	Zimmer Holdings Inc	1,888	212
AMETEK Inc	23,045	1,104
Emerson Electric Co	48,546	2,764			$209,611
Hubbell Inc	1,430	152	Healthcare - Services - 3.16%
		$4,962	Aetna Inc	15,722	1,444
			Anthem Inc	136,400	18,408
Electronics - 2.29%			Centene Corp (a)	8,659	945
Agilent Technologies Inc	7,087	268	Cigna Corp	3,087	330
Allegion PLC	14,380	777	Covance Inc (a)	293,531	31,176
Amphenol Corp	2,006,734	107,782	DaVita HealthCare Partners Inc (a)	1,312,859	98,543
Avnet Inc	4,205	175	Envision Healthcare Holdings Inc (a)	12,109	416
Corning Inc	45,572	1,083	HCA Holdings Inc (a)	4,582	324
Gentex Corp/MI	23,768	397	Humana Inc	232,300	34,018
Honeywell International Inc	73,072	7,143	Laboratory Corp of America Holdings (a)	5,041	579
Keysight Technologies Inc (a)	3,543	118
			Mednax Inc (a)	9,363	636
Mettler-Toledo International Inc (a)	4,349	1,322
			Premier Inc (a)	4,820	157
National Instruments Corp	1,676,688	50,435	UnitedHealth Group Inc	504,000	53,550
PerkinElmer Inc	3,146	144

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Services (continued)			Machinery - Diversified (continued)
Universal Health Services Inc	2,948	$302	Wabtec Corp/DE	432,982	$36,132
		$240,828	Xylem Inc/NY	20,002	682

Home Builders - 0.01%					$66,291
NVR Inc (a)	600	753	Media - 0.65%
			Cablevision Systems Corp	28,164	533
			CBS Corp	39,327	2,155
Home Furnishings - 0.02%			Charter Communications Inc (a)	6,528	986
Harman International Industries Inc	9,739	1,263	Comcast Corp - Class A	225,891	12,005
Leggett & Platt Inc	10,282	438	DIRECTV (a)	44,778	3,819
		$1,701	Discovery Communications Inc - A Shares (a)	33,416	968
Housewares - 0.02%			Discovery Communications Inc - C Shares (a)	33,597	937
Newell Rubbermaid Inc	24,080	888	FactSet Research Systems Inc	6,333	909
Toro Co	8,338	541	Nielsen NV	31,359	1,366
		$1,429	Scripps Networks Interactive Inc	15,116	1,075
			Sirius XM Holdings Inc (a)	377,203	1,339
Insurance - 0.06%			Starz (a)	12,131	358
American Financial Group Inc/OH	1,523	88	Time Warner Cable Inc	26,689	3,633
Aon PLC	20,936	1,885	Twenty-First Century Fox Inc - A Shares	133,442	4,425
Erie Indemnity Co	3,669	318	Viacom Inc	41,149	2,651
Marsh & McLennan Cos Inc	34,050	1,831	Walt Disney Co/The	138,309	12,581
Reinsurance Group of America Inc	2,882	239			$49,740
		$4,361
			Metal Fabrication & Hardware - 0.86%
Internet - 14.20%			Precision Castparts Corp	327,129	65,459
Alibaba Group Holding Ltd ADR(a)	295,453	26,319
Amazon.com Inc (a)	739,725	262,254	Valmont Industries Inc	262	31
Baidu Inc ADR(a)	248,834	54,226			$65,490
Ctrip.com International Ltd ADR(a)	216,500	10,296	Mining - 0.01%
Dropbox Inc (a),(b),(c),(d)	52,984	1,012	Compass Minerals International Inc	4,816	421
eBay Inc (a)	104,712	5,550
Equinix Inc	4,557	988	Miscellaneous Manufacturing - 3.78%
Expedia Inc	15,084	1,296	3M Co	61,052	9,909
F5 Networks Inc (a)	11,185	1,249
			Colfax Corp (a)	959,045	43,454
Facebook Inc (a)	1,214,346	92,181
Google Inc - A Shares (a)	315,833	169,776	Crane Co	2,669	163
Google Inc - C Shares (a)	306,875	164,031	Danaher Corp	2,761,066	227,456
Liberty Interactive Corp (a)	35,865	981	Donaldson Co Inc	18,986	694
Liberty Ventures (a)	20,954	783	Dover Corp	18,143	1,271
LinkedIn Corp (a)	125,485	28,201	Illinois Tool Works Inc	30,260	2,817
Netflix Inc (a)	82,833	36,595	ITT Corp	3,097	111
Priceline Group Inc/The (a)	113,625	114,702	Parker-Hannifin Corp	11,832	1,378
TripAdvisor Inc (a)	1,123,833	75,308	Pentair PLC	1,970	122
Twitter Inc (a)	411,169	15,431	Trinity Industries Inc	17,814	471
VeriSign Inc (a)	16,239	885			$287,846
Vipshop Holdings Ltd ADR(a)	925,300	20,718	Office & Business Equipment - 0.00%
		$1,082,782	Pitney Bowes Inc	12,619	303

Leisure Products & Services - 0.04%
Harley-Davidson Inc	20,649	1,274	Oil & Gas - 1.43%
Polaris Industries Inc	9,734	1,408	Anadarko Petroleum Corp	5,504	450
		$2,682	Atwood Oceanics Inc	1,526	44
			Cabot Oil & Gas Corp	34,009	901
Lodging - 2.12%			Cheniere Energy Inc (a)	19,540	1,395
Hilton Worldwide Holdings Inc (a)	1,148,439	29,825
			Chesapeake Energy Corp	18,185	349
Las Vegas Sands Corp	31,029	1,687	Cimarex Energy Co	1,580	163
Marriott International Inc/MD	18,315	1,365	Concho Resources Inc (a)	9,352	1,037
MGM Resorts International (a)	2,370,032	46,168	Continental Resources Inc/OK (a)	12,314	559
Wyndham Worldwide Corp	18,795	1,575	EOG Resources Inc	52,811	4,702
Wynn Resorts Ltd	548,467	81,145	EQT Corp	373,400	27,796
		$161,765	Helmerich & Payne Inc	9,818	585
Machinery - Construction & Mining - 0.02%			HollyFrontier Corp	5,385	193
			Kosmos Energy Ltd (a)	15,759	138
Caterpillar Inc	19,716	1,577	Laredo Petroleum Inc (a)	9,942	98
			Marathon Petroleum Corp	17,880	1,655
Machinery - Diversified - 0.87%			Murphy USA Inc (a)	3,195	223
Cummins Inc	16,964	2,366	Nabors Industries Ltd	4,370	50
Flowserve Corp	392,501	21,387	Noble Energy Inc	24,843	1,186
Graco Inc	8,826	629	Oasis Petroleum Inc (a)	14,952	201
IDEX Corp	11,036	799	Patterson-UTI Energy Inc	11,084	190
Manitowoc Co Inc/The	20,152	377	PBF Energy Inc	3,187	90
Middleby Corp/The (a)	8,597	817	Phillips 66	22,145	1,557
Nordson Corp	9,363	682	Pioneer Natural Resources Co	178,429	26,859
Rockwell Automation Inc	12,608	1,373	QEP Resources Inc	2,623	53
Roper Industries Inc	6,786	1,047	Range Resources Corp	752,387	34,813

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas (continued)			REITS (continued)
Seadrill Ltd	15,485	$166	Healthcare Trust of America Inc	2,101	$62
SM Energy Co	9,669	366	Iron Mountain Inc	24,156	962
Southwestern Energy Co (a)	51,622	1,280	Lamar Advertising Co	11,832	663
Tesoro Corp	8,348	682	NorthStar Realty Finance Corp	6,800	129
Valero Energy Corp	19,145	1,012	Omega Healthcare Investors Inc	6,206	272
Whiting Petroleum Corp (a)	8,629	259	Public Storage	12,180	2,446
		$109,052	Simon Property Group Inc	21,382	4,248
			Tanger Factory Outlet Centers Inc	8,412	331
Oil & Gas Services - 2.80%			Urban Edge Properties	3,114	74
Baker Hughes Inc	5,345	310	Ventas Inc	20,566	1,641
Cameron International Corp (a)	19,282	863
			Vornado Realty Trust	6,228	688
Core Laboratories NV	178,897	16,593	Weyerhaeuser Co	9,222	331
Dresser-Rand Group Inc (a)	11,139	892
Dril-Quip Inc (a)	5,946	441	WP GLIMCHER Inc	3,650	65
FMC Technologies Inc (a)	2,053,443	76,963			$22,946
Halliburton Co	81,611	3,264	Retail - 6.40%
MRC Global Inc (a)	6,932	75	Advance Auto Parts Inc	10,879	1,730
National Oilwell Varco Inc	5,474	298	AutoNation Inc (a)	10,038	598
Oceaneering International Inc	15,586	816	AutoZone Inc (a)	3,121	1,863
RPC Inc	7,305	91	Bed Bath & Beyond Inc (a)	11,395	852
Schlumberger Ltd	1,367,153	112,640	Best Buy Co Inc	12,694	447
Superior Energy Services Inc	1,561	31	Big Lots Inc	2,559	117
Targa Resources Corp	5,633	489	Brinker International Inc	10,177	595
		$213,766	CarMax Inc (a)	421,594	26,181
			Chipotle Mexican Grill Inc (a)	19,065	13,533
Packaging & Containers - 0.07%			Coach Inc	40,860	1,520
Ball Corp	20,591	1,304	Copart Inc (a)	16,380	599
Crown Holdings Inc (a)	20,470	907
Owens-Illinois Inc (a)	13,953	326	Costco Wholesale Corp	633,480	90,581
			CST Brands Inc	9,430	406
Packaging Corp of America	14,119	1,071	CVS Health Corp	17,083	1,677
Sealed Air Corp	31,895	1,292	Dick's Sporting Goods Inc	2,508	130
Silgan Holdings Inc	6,352	326	Dillard's Inc	2,631	299
		$5,226	Dollar General Corp (a)	22,096	1,482
Pharmaceuticals - 9.33%			Dollar Tree Inc (a)	19,372	1,377
AbbVie Inc	151,512	9,144	Domino's Pizza Inc	8,087	801
Actavis PLC (a)	174,781	46,586	Foot Locker Inc	2,559	136
Allergan Inc/United States	256,345	56,206	Gap Inc/The	36,524	1,504
AmerisourceBergen Corp	21,159	2,011	GNC Holdings Inc	13,587	602
Bristol-Myers Squibb Co	1,130,180	68,116	Home Depot Inc/The	130,336	13,610
Cardinal Health Inc	4,136	344	Kohl's Corp	1,701	102
Catamaran Corp (a)	30,245	1,510	L Brands Inc	12,614	1,068
Eli Lilly & Co	619,700	44,618	Lowe's Cos Inc	875,155	59,300
Endo International PLC (a)	12,645	1,007	Macy's Inc	26,422	1,688
Express Scripts Holding Co (a)	1,948,197	157,239	McDonald's Corp	82,045	7,584
Herbalife Ltd	11,244	343	Michaels Cos Inc/The (a)	2,578	67
Johnson & Johnson	42,595	4,265	MSC Industrial Direct Co Inc	7,071	531
McKesson Corp	530,653	112,843	Nordstrom Inc	20,668	1,575
Mead Johnson Nutrition Co	1,215,193	119,684	O'Reilly Automotive Inc (a)	10,177	1,907
Merck & Co Inc	38,827	2,341	Penske Automotive Group Inc	2,807	136
Mylan Inc/PA (a)	35,324	1,877	PetSmart Inc	14,877	1,216
Quintiles Transnational Holdings Inc (a)	3,938	238	Rite Aid Corp (a)	95,036	663
Valeant Pharmaceuticals International Inc (a)	507,400	81,169	Ross Stores Inc	20,249	1,857
Zoetis Inc	41,532	1,775	Sally Beauty Holdings Inc (a)	17,176	534
		$711,316	Starbucks Corp	2,180,565	190,865
			Target Corp	9,541	702
Pipelines - 0.05%			TJX Cos Inc/The	67,064	4,422
Kinder Morgan Inc/DE	31,109	1,277	Tractor Supply Co	505,488	41,030
Williams Cos Inc/The	62,024	2,720	Ulta Salon Cosmetics & Fragrance Inc (a)	9,494	1,253
		$3,997	Walgreens Boots Alliance Inc	72,643	5,357
Real Estate - 0.02%			Wal-Mart Stores Inc	16,448	1,398
CBRE Group Inc (a)	41,753	1,350	Williams-Sonoma Inc	14,082	1,102
Jones Lang LaSalle Inc	1,785	263	World Fuel Services Corp	1,966	96
		$1,613	Yum! Brands Inc	36,630	2,648
					$487,741
REITS - 0.30%
American Tower Corp	36,947	3,582	Semiconductors - 2.01%
Apartment Investment & Management Co	12,337	492	Applied Materials Inc	67,508	1,542
Boston Properties Inc	2,710	376	ASML Holding NV - NY Reg Shares	173,200	18,002
Columbia Property Trust Inc	2,784	68	Avago Technologies Ltd	20,704	2,130
Crown Castle International Corp	30,936	2,676	Intel Corp	38,851	1,284
			Micron Technology Inc (a)	86,192	2,522
Equity LifeStyle Properties Inc	8,462	463

			NVIDIA Corp	13,369	257
Extra Space Storage Inc	16,944	1,118	NXP Semiconductors NV (a)	657,843	52,193
Federal Realty Investment Trust	6,599	949	ON Semiconductor Corp (a)	33,963	340
Health Care REIT Inc	15,991	1,310

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		CONVERTIBLE PREFERRED STOCKS -

Semiconductors (continued)			0.22%	Shares Held	Value	(000	's)
Qualcomm Inc	1,067,523	$66,677	Internet - 0.22%
Skyworks Solutions Inc	15,676	1,302	Airbnb Inc (a),(b),(c),(e)	121,527			$4,948
Texas Instruments Inc	100,017	5,346	Dropbox Inc (a),(b),(c),(f)	254,085			4,853
Xilinx Inc	39,034	1,506	Uber Technologies Inc (a),(b),(c),(g)	209,292			6,973
		$153,101					$16,774

Shipbuilding - 0.01%			TOTAL CONVERTIBLE PREFERRED STOCKS				$16,774
Huntington Ingalls Industries Inc	6,125	714	PREFERRED STOCKS - 0.05%	Shares Held	Value	(000	's)
			Internet - 0.05%
			Flipkart Online Services Pvt Ltd (a),(b),(c),(h)	34,940			4,184
Software - 5.52%
Activision Blizzard Inc	46,776	977
Adobe Systems Inc (a)	41,302	2,897	TOTAL PREFERRED STOCKS				$4,184
Akamai Technologies Inc (a)	26,529	1,543	Total Investments				$7,611,215
ANSYS Inc (a)	733,915	59,205	Other Assets in Excess of Liabilities, Net - 0.17%				$12,586
Broadridge Financial Solutions Inc	17,014	816	TOTAL NET ASSETS - 100.00%				$7,623,801
Cerner Corp (a)	28,387	1,883
Citrix Systems Inc (a)	21,423	1,270
Dun & Bradstreet Corp/The	1,984	228	(a) Non-Income Producing Security
Electronic Arts Inc (a)	35,911	1,970	(b) Security is Illiquid
Fiserv Inc (a)	24,594	1,784	(c)			Fair value of these investments is determined in good faith by the Manager
Intuit Inc	27,501	2,388	under procedures established and periodically reviewed by the Board of
Microsoft Corp	517,832	20,920	Directors. At the end of the period, the fair value of these securities totaled
NetSuite Inc (a)	748,430	73,668	$21,970 or 0.29% of net assets.
Oracle Corp	318,242	13,331	(d)			Restricted Security. At the end of the period, the value of this security
Paychex Inc	29,024	1,314	totaled $1,012 or 0.01% of net assets. The security was purchased
Red Hat Inc (a)	601,937	38,398	November 12, 2014 at a cost of $1,012.
Salesforce.com Inc (a)	2,664,872	150,433	(e)			Restricted Security. At the end of the period, the value of this security
ServiceNow Inc (a)	411,000	29,962	totaled $4,948 or 0.06% of net assets. The security was purchased on April
SolarWinds Inc (a)	9,542	459	16, 2014 at a cost of $4,948.
Veeva Systems Inc (a)	5,538	159	(f)			Restricted Security. At the end of the period, the value of this security
Workday Inc (a)	213,900	16,996	totaled $4,853 or 0.06% of net assets. The security was purchased January
		$420,601	30, 2014 at a cost of $4,853.
			(g)			Restricted Security. At the end of the period, the value of this security
Telecommunications - 0.41%			totaled $6,973 or 0.09% of net assets. The security was purchased
ARRIS Group Inc (a)	18,424	483	December 5, 2014 at a cost of $6,973.
CenturyLink Inc	5,105	190	(h)			Restricted Security. At the end of the period, the value of this security
CommScope Holding Co Inc (a)	9,044	254	totaled $4,184 or 0.05% of net assets. The security was purchased on
EchoStar Corp (a)	1,577	82	December 17, 2014 at a cost of $4,184.
Harris Corp	2,750	185
Juniper Networks Inc	13,418	305
Level 3 Communications Inc (a)	64,216	3,194
Palo Alto Networks Inc (a)	80,000	10,111	Portfolio Summary (unaudited)
Verizon Communications Inc	343,709	15,711	Sector				Percent
Windstream Holdings Inc	82,025	652	Consumer, Non-cyclical				28.14%
		$31,167	Communications				15.59%
			Industrial				13.36%
Toys, Games & Hobbies - 0.01%			Technology				13.32%
Hasbro Inc	14,183	779	Consumer, Cyclical				12.61%
			Financial				8.69%
Transportation - 1.15%			Energy				4.28%
CH Robinson Worldwide Inc	21,725	1,547	Basic Materials				2.17%
Expeditors International of Washington Inc	28,716	1,255	Exchange Traded Funds				1.65%
FedEx Corp	197,826	33,455	Utilities				0.02%
Genesee & Wyoming Inc (a)	3,517	290	Other Assets in Excess of Liabilities, Net				0.17%
JB Hunt Transport Services Inc	413,100	32,887	TOTAL NET ASSETS				100.00%
Kirby Corp (a)	8,152	591
Landstar System Inc	6,699	429
Norfolk Southern Corp	9,690	988
Old Dominion Freight Line Inc (a)	8,997	631
Union Pacific Corp	84,517	9,906
United Parcel Service Inc	58,754	5,807
		$87,786
TOTAL COMMON STOCKS		$7,464,635
INVESTMENT COMPANIES - 1.65%	Shares Held Value (000's)

Publicly Traded Investment Fund - 1.65%
BlackRock Liquidity Funds TempFund	61,654,227	61,654
Portfolio
Goldman Sachs Financial Square Funds -	59,876,295	59,877
Money Market Fund
JP Morgan Prime Money Market Fund	4,091,559	4,091
		$125,622
TOTAL INVESTMENT COMPANIES		$125,622

See accompanying notes

		Schedule of Investments
LargeCap Growth Fund I
January 31, 2015 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; March 2015	Long	1,273	$129,978		$126,562	$(3,416)
Total						$(3,416)
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
January 31, 2015 (unaudited)

COMMON STOCKS - 97.86%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.61%			Biotechnology (continued)
Alliance Data Systems Corp (a)	13,472	$3,891	Celgene Corp (a)	6,168	$735
Interpublic Group of Cos Inc/The	5,857	117	Gilead Sciences Inc (a)	78,052	8,182
Omnicom Group Inc	2,284	166	Illumina Inc (a)	10,929	2,133
		$4,174	Incyte Corp (a)	24,597	1,961
			Medivation Inc (a)	1,058	115
Aerospace & Defense - 3.93%			Myriad Genetics Inc (a)	908	34
Boeing Co/The	71,452	10,386	Regeneron Pharmaceuticals Inc (a)	7,069	2,945
KLX Inc (a)	727	28	United Therapeutics Corp (a)	663	94
Lockheed Martin Corp	39,325	7,408	Vertex Pharmaceuticals Inc (a)	1,818	200
Raytheon Co	20,117	2,013			$36,155
Rockwell Collins Inc	1,652	141
Spirit AeroSystems Holdings Inc (a)	1,552	70	Building Materials - 0.02%
Triumph Group Inc	168	10	Eagle Materials Inc	693	49
United Technologies Corp	59,389	6,817	Masco Corp	4,931	123
		$26,873			$172

Agriculture - 1.31%			Chemicals - 3.39%
Altria Group Inc	17,692	939	Albemarle Corp	478	23
Archer-Daniels-Midland Co	886	41	Axalta Coating Systems Ltd (a)	463	12
Lorillard Inc	35,523	2,331	Celanese Corp	187	10
Philip Morris International Inc	69,419	5,571	Cytec Industries Inc	175	8
Reynolds American Inc	1,795	122	Dow Chemical Co/The	63,530	2,869
		$9,004	Eastman Chemical Co	1,889	134
			Ecolab Inc	52,200	5,417
Airlines - 1.12%			EI du Pont de Nemours & Co	7,804	556
Alaska Air Group Inc	39,083	2,653	Huntsman Corp	1,958	43
American Airlines Group Inc	6,232	306	International Flavors & Fragrances Inc	1,124	119
Copa Holdings SA	362	39	LyondellBasell Industries NV	3,769	298
Delta Air Lines Inc	611	29	Monsanto Co	3,724	439
Southwest Airlines Co	96,128	4,343	NewMarket Corp	124	56
Spirit Airlines Inc (a)	1,006	74	Platform Specialty Products Corp (a)	1,317	28
United Continental Holdings Inc (a)	3,232	224	PPG Industries Inc	18,019	4,016
		$7,668	Praxair Inc	44,756	5,397
Apparel - 0.20%			RPM International Inc	1,706	82
Carter's Inc	742	60	Sherwin-Williams Co/The	12,474	3,383
Deckers Outdoor Corp (a)	478	32	Sigma-Aldrich Corp	755	104
Hanesbrands Inc	1,376	153	Valspar Corp/The	1,170	98
Michael Kors Holdings Ltd (a)	1,806	128	Westlake Chemical Corp	484	28
			WR Grace & Co (a)	909	79
Nike Inc	6,174	570
Ralph Lauren Corp	614	102			$23,199
Under Armour Inc (a)	1,530	110
			Commercial Services - 1.13%
VF Corp	3,050	212	Automatic Data Processing Inc	3,713	306
		$1,367	Booz Allen Hamilton Holding Corp	959	28
Automobile Manufacturers - 0.05%			Cintas Corp	1,113	88
PACCAR Inc	2,812	169	FleetCor Technologies Inc (a)	1,146	161
Tesla Motors Inc (a)	732	149	Gartner Inc (a)	1,247	105
		$318	H&R Block Inc	3,790	130
			KAR Auction Services Inc	779	27
Automobile Parts & Equipment - 0.34%			MasterCard Inc	72,833	5,974
Allison Transmission Holdings Inc	1,867	59	McGraw Hill Financial Inc	2,329	208
BorgWarner Inc	1,761	95	Moody's Corp	1,617	148
Lear Corp	900	90	Quanta Services Inc (a)	878	23
WABCO Holdings Inc (a)	21,612	2,057	Robert Half International Inc	1,900	110
		$2,301	RR Donnelley & Sons Co	489	8
			SEI Investments Co	1,721	69
Banks - 0.72%			United Rentals Inc (a)	1,346	112
Wells Fargo & Co	95,103	4,938	Verisk Analytics Inc (a)	2,300	148
			Western Union Co/The	7,446	127
Beverages - 2.33%					$7,772
Brown-Forman Corp	1,185	105
Coca-Cola Co/The	168,580	6,941	Computers - 8.50%
Coca-Cola Enterprises Inc	3,476	146	Accenture PLC - Class A	5,685	478
Constellation Brands Inc (a)	1,407	155	Apple Inc	331,266	38,810
			Cadence Design Systems Inc (a)	3,998	72
Dr Pepper Snapple Group Inc	1,850	143	Cognizant Technology Solutions Corp (a)	56,704	3,069
Keurig Green Mountain Inc	1,331	163
Monster Beverage Corp (a)	1,103	129	DST Systems Inc	340	33
PepsiCo Inc	87,199	8,178	EMC Corp/MA	297,101	7,704
			IHS Inc (a)	940	108
		$15,960	International Business Machines Corp	38,401	5,887
Biotechnology - 5.28%			Jack Henry & Associates Inc	1,170	72
Alexion Pharmaceuticals Inc (a)	30,352	5,562	NCR Corp (a)	328	8
Amgen Inc	47,617	7,250	NetApp Inc	1,554	59
Biogen Idec Inc (a)	17,563	6,835	Riverbed Technology Inc (a)	2,220	46
BioMarin Pharmaceutical Inc (a)	1,124	109	SanDisk Corp	1,485	113

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Engineering & Construction - 0.77%
Teradata Corp (a)	38,970	$1,737	Chicago Bridge & Iron Co NV ADR	1,360	$47
		$58,196	Fluor Corp	1,345	72
			SBA Communications Corp (a)	43,992	5,134
Consumer Products - 0.41%					$5,253
Avery Dennison Corp	457	24
Church & Dwight Co Inc	29,646	2,399	Entertainment - 0.01%
Clorox Co/The	1,491	159	Six Flags Entertainment Corp	1,008	43
Kimberly-Clark Corp	2,405	260

		$2,842	Environmental Control - 1.02%
Cosmetics & Personal Care - 0.61%			Stericycle Inc (a)	52,700	6,919
Avon Products Inc	2,458	19	Waste Connections Inc	1,041	45
Colgate-Palmolive Co	6,303	425			$6,964
Estee Lauder Cos Inc/The	51,052	3,604
Procter & Gamble Co/The	1,187	100	Food - 2.52%
			ConAgra Foods Inc	55,499	1,966
		$4,148	General Mills Inc	109,932	5,769
Distribution & Wholesale - 0.07%			Hershey Co/The	1,408	144
Fastenal Co	2,568	114	Hormel Foods Corp	1,850	95
Fossil Group Inc (a)	644	63	Ingredion Inc	155	13
Genuine Parts Co	1,271	118	Kellogg Co	1,804	118
HD Supply Holdings Inc (a)	1,464	42	Kraft Foods Group Inc	4,585	300
WW Grainger Inc	504	119	Kroger Co/The	127,932	8,833
		$456	Tyson Foods Inc	332	13
					$17,251
Diversified Financial Services - 3.33%
Affiliated Managers Group Inc (a)	764	157	Forest Products & Paper - 0.01%
American Express Co	47,962	3,870	International Paper Co	928	49
Ameriprise Financial Inc	919	115	Veritiv Corp (a)	27	1
BlackRock Inc	417	142			$50
CBOE Holdings Inc	1,187	76
Charles Schwab Corp/The	2,564	67	Hand & Machine Tools - 0.01%
			Lincoln Electric Holdings Inc	380	26
Eaton Vance Corp	1,663	67	Snap-on Inc	130	17
Federated Investors Inc	955	30	Stanley Black & Decker Inc	242	23
Franklin Resources Inc	63,180	3,256
Invesco Ltd	913	34			$66
Lazard Ltd	1,708	78	Healthcare - Products - 1.58%
Legg Mason Inc	562	31	Baxter International Inc	4,777	336
Ocwen Financial Corp (a)	1,985	12	Becton Dickinson and Co	1,701	235
Santander Consumer USA Holdings Inc	79	1	Bio-Techne Corp	248	23
Synchrony Financial (a)	1,285	40	Bruker BioSciences Corp (a)	1,523	29
T Rowe Price Group Inc	2,249	177	CR Bard Inc	20,069	3,433
TD Ameritrade Holding Corp	3,251	105	DENTSPLY International Inc	44,074	2,204
Visa Inc	56,764	14,470	Edwards Lifesciences Corp (a)	928	116
Waddell & Reed Financial Inc	1,178	53	Halyard Health Inc (a)	539	24
		$22,781	Henry Schein Inc (a)	751	104
			Hologic Inc (a)	1,079	33
Electric - 0.02%			Intuitive Surgical Inc (a)	6,482	3,205
Calpine Corp (a)	763	16
Dominion Resources Inc/VA	491	38	Medtronic PLC	10,064	719
			Patterson Cos Inc	155	8
ITC Holdings Corp	2,057	87	Sirona Dental Systems Inc (a)	491	44
		$141	St Jude Medical Inc	1,612	106
Electrical Components & Equipment - 0.33%			Stryker Corp	1,763	161
Acuity Brands Inc	597	89	Zimmer Holdings Inc	174	19
AMETEK Inc	2,124	102			$10,799
Emerson Electric Co	4,536	258
Generac Holdings Inc (a)	40,874	1,788	Healthcare - Services - 0.34%
			Aetna Inc	1,473	135
Hubbell Inc	132	14	Centene Corp (a)	797	87
		$2,251	Cigna Corp	289	31
Electronics - 1.30%			DaVita HealthCare Partners Inc (a)	853	64
Agilent Technologies Inc	664	25	Envision Healthcare Holdings Inc (a)	1,123	39
Allegion PLC	1,334	72	HCA Holdings Inc (a)	430	30
Amphenol Corp	2,421	130	Laboratory Corp of America Holdings (a)	464	53
Avnet Inc	390	16	Mednax Inc (a)	907	62
Corning Inc	4,194	100	Premier Inc (a)	447	14
Gentex Corp/MI	2,376	40	Quest Diagnostics Inc	24,819	1,764
Honeywell International Inc	48,377	4,730	Universal Health Services Inc	271	28
Keysight Technologies Inc (a)	333	11			$2,307
Mettler-Toledo International Inc (a)	6,133	1,864
			Home Builders - 0.01%
PerkinElmer Inc	294	13	NVR Inc (a)	58	73
Thermo Fisher Scientific Inc	1,415	177
Tyco International PLC	2,876	117
Waters Corp (a)	13,208	1,573	Home Furnishings - 0.02%
		$8,868	Harman International Industries Inc	942	122

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Home Furnishings (continued)			Media (continued)
Leggett & Platt Inc	946	$40	Charter Communications Inc (a)	612	$93
		$162	Comcast Corp - Class A	401,117	21,317
			DIRECTV (a)	50,335	4,293
Housewares - 0.02%			Discovery Communications Inc - A Shares (a)	3,173	92
Newell Rubbermaid Inc	2,270	84	Discovery Communications Inc - C Shares (a)	3,172	88
Toro Co	781	50	FactSet Research Systems Inc	585	84
		$134	Nielsen NV	2,908	127
Insurance - 0.19%			Scripps Networks Interactive Inc	20,438	1,453
American Financial Group Inc/OH	209	12	Sirius XM Holdings Inc (a)	533,858	1,895
American International Group Inc	18,440	901	Starz (a)	1,135	34
Aon PLC	1,950	176	Time Warner Cable Inc	2,462	335
Erie Indemnity Co	338	29	Twenty-First Century Fox Inc - A Shares	12,405	411
Marsh & McLennan Cos Inc	3,170	171	Viacom Inc	63,799	4,110
Reinsurance Group of America Inc	266	22	Walt Disney Co/The	128,973	11,731
		$1,311			$46,314

Internet - 6.98%			Metal Fabrication & Hardware - 0.04%
Amazon.com Inc (a)	2,894	1,026	Precision Castparts Corp	1,253	251
eBay Inc (a)	9,761	517	Valmont Industries Inc	37	4
Equinix Inc	409	89			$255
Expedia Inc	69,664	5,986	Mining - 0.01%
F5 Networks Inc (a)	1,047	117
Facebook Inc (a)	113,966	8,651	Compass Minerals International Inc	464	41
Google Inc - A Shares (a)	30,984	16,656
Google Inc - C Shares (a)	2,187	1,169	Miscellaneous Manufacturing - 3.00%
Liberty Interactive Corp (a)	3,392	93	3M Co	75,124	12,193
Liberty Ventures (a)	1,984	74	Colfax Corp (a)	1,317	60
LinkedIn Corp (a)	6,556	1,474	Crane Co	247	15
Netflix Inc (a)	462	204	Danaher Corp	56,635	4,666
Pandora Media Inc (a)	97,539	1,619	Donaldson Co Inc	1,807	66
Priceline Group Inc/The (a)	456	460	Dover Corp	1,698	119
Splunk Inc (a)	28,650	1,480	Illinois Tool Works Inc	2,801	261
Twitter Inc (a)	3,970	149	ITT Corp	283	10
VeriSign Inc (a)	108,146	5,892	Parker-Hannifin Corp	26,389	3,073
Yelp Inc (a)	40,964	2,149	Pentair PLC	186	11
		$47,805	Trinity Industries Inc	1,643	43
					$20,517
Iron & Steel - 0.09%
United States Steel Corp	24,832	607	Office & Business Equipment - 0.00%
			Pitney Bowes Inc	1,278	31

Leisure Products & Services - 0.32%
Harley-Davidson Inc	32,970	2,034	Oil & Gas - 2.50%
Polaris Industries Inc	911	132	Anadarko Petroleum Corp	510	42
		$2,166	Atwood Oceanics Inc	215	6
			Cabot Oil & Gas Corp	3,215	85
Lodging - 0.71%			Cheniere Energy Inc (a)	1,833	131
Hilton Worldwide Holdings Inc (a)	1,872	49
			Chesapeake Energy Corp	1,675	32
Las Vegas Sands Corp	2,896	157	Cimarex Energy Co	145	15
Marriott International Inc/MD	38,856	2,895	Concho Resources Inc (a)	10,376	1,150
MGM Resorts International (a)	78,549	1,530	Continental Resources Inc/OK (a)	1,188	54
Wyndham Worldwide Corp	1,761	148	EOG Resources Inc	4,898	436
Wynn Resorts Ltd	625	92	Exxon Mobil Corp	81,427	7,118
		$4,871	Helmerich & Payne Inc	904	54
Machinery - Construction & Mining - 0.66%			HollyFrontier Corp	502	18
			Kosmos Energy Ltd (a)	1,462	13
Caterpillar Inc	56,222	4,496	Laredo Petroleum Inc (a)	1,375	14
			Marathon Petroleum Corp	1,679	155
Machinery - Diversified - 0.45%			Murphy USA Inc (a)	300	21
Cummins Inc	1,591	222	Nabors Industries Ltd	603	7
Flowserve Corp	1,899	104	Noble Energy Inc	2,304	110
Graco Inc	838	60	Oasis Petroleum Inc (a)	1,397	19
IDEX Corp	1,028	74	Occidental Petroleum Corp	16,888	1,351
Manitowoc Co Inc/The	1,869	35	Patterson-UTI Energy Inc	1,019	18
Middleby Corp/The (a)	792	75	PBF Energy Inc	439	12
Nordson Corp	889	65	Phillips 66	25,243	1,775
Rockwell Automation Inc	1,198	131	Pioneer Natural Resources Co	1,102	166
Roper Industries Inc	625	96	QEP Resources Inc	361	7
Wabtec Corp/DE	25,855	2,157	Seadrill Ltd	1,457	16
Xylem Inc/NY	1,841	63	SM Energy Co	927	35
		$3,082	Southwestern Energy Co (a)	164,678	4,082
Media - 6.76%			Tesoro Corp	769	63
Cablevision Systems Corp	2,705	51	Valero Energy Corp	1,761	93
CBS Corp	3,653	200

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas (continued)			REITS (continued)
Whiting Petroleum Corp (a)	820	$25	Omega Healthcare Investors Inc	570	$25
		$17,123	Public Storage	1,134	228
			Simon Property Group Inc	16,419	3,262
Oil & Gas Services - 1.34%			Tanger Factory Outlet Centers Inc	786	31
Baker Hughes Inc	499	29	Urban Edge Properties	430	10
Cameron International Corp (a)	1,804	81
Dresser-Rand Group Inc (a)	1,058	85	Ventas Inc	1,923	153
Dril-Quip Inc (a)	566	42	Vornado Realty Trust	582	64
FMC Technologies Inc (a)	3,250	122	Weyerhaeuser Co	765	27
			WP GLIMCHER Inc	338	6
Halliburton Co	7,569	303			$5,007
MRC Global Inc (a)	957	10
National Oilwell Varco Inc	16,510	898	Retail - 11.55%
Oceaneering International Inc	1,492	78	Advance Auto Parts Inc	1,009	160
RPC Inc	1,009	13	AutoNation Inc (a)	952	57
Schlumberger Ltd	90,654	7,469	AutoZone Inc (a)	20,182	12,048
Superior Energy Services Inc	215	4	Bed Bath & Beyond Inc (a)	58,470	4,372
Targa Resources Corp	522	45	Best Buy Co Inc	1,186	42
		$9,179	Big Lots Inc	219	10
			Brinker International Inc	899	53
Packaging & Containers - 0.07%			CarMax Inc (a)	2,099	130
Ball Corp	1,927	122	Chipotle Mexican Grill Inc (a)	2,794	1,983
Crown Holdings Inc (a)	1,916	85
Owens-Illinois Inc (a)	1,369	32	Coach Inc	3,790	141
			Copart Inc (a)	1,557	57
Packaging Corp of America	1,359	103	Costco Wholesale Corp	38,001	5,434
Sealed Air Corp	2,985	121	CST Brands Inc	891	38
Silgan Holdings Inc	602	31	CVS Health Corp	91,263	8,958
		$494	Dick's Sporting Goods Inc	230	12
Pharmaceuticals - 7.64%			Dillard's Inc	225	26
Abbott Laboratories	150,800	6,750	Dollar General Corp (a)	2,085	140
AbbVie Inc	99,748	6,020	Dollar Tree Inc (a)	40,429	2,874
Actavis PLC (a)	1,956	521	Domino's Pizza Inc	769	76
Allergan Inc/United States	2,620	574	Foot Locker Inc	292	16
AmerisourceBergen Corp	1,988	189	Gap Inc/The	71,455	2,943
Bristol-Myers Squibb Co	4,557	275	GNC Holdings Inc	1,260	56
Cardinal Health Inc	29,153	2,425	Home Depot Inc/The	64,388	6,723
Catamaran Corp (a)	2,859	143	Kohl's Corp	234	14
Eli Lilly & Co	11,495	828	L Brands Inc	1,199	101
Endo International PLC (a)	1,173	93	Lowe's Cos Inc	9,006	610
Express Scripts Holding Co (a)	142,686	11,516	Macy's Inc	73,213	4,677
Herbalife Ltd	1,053	32	McDonald's Corp	7,612	704
Jazz Pharmaceuticals PLC (a)	10,086	1,708	Michaels Cos Inc/The (a)	356	9
Johnson & Johnson	68,810	6,891	MSC Industrial Direct Co Inc	656	49
McKesson Corp	22,330	4,749	Nordstrom Inc	1,917	146
Mead Johnson Nutrition Co	39,361	3,876	O'Reilly Automotive Inc (a)	14,258	2,672
Merck & Co Inc	3,601	217	Penske Automotive Group Inc	262	13
Mylan Inc/PA (a)	3,290	175	PetSmart Inc	1,371	112
Quintiles Transnational Holdings Inc (a)	350	21	Rite Aid Corp (a)	9,012	63
Teva Pharmaceutical Industries Ltd ADR	62,946	3,579	Ross Stores Inc	33,292	3,053
Zoetis Inc	40,981	1,751	Sally Beauty Holdings Inc (a)	1,659	52
		$52,333	Starbucks Corp	6,654	582
			Target Corp	885	65
Pipelines - 0.05%			TJX Cos Inc/The	139,589	9,205
Kinder Morgan Inc/DE	2,886	119	Tractor Supply Co	1,915	155
Williams Cos Inc/The	5,752	252	Ulta Salon Cosmetics & Fragrance Inc (a)	889	117
		$371	Walgreens Boots Alliance Inc	6,757	498
Real Estate - 0.02%			Wal-Mart Stores Inc	111,530	9,478
CBRE Group Inc (a)	3,872	125	Williams-Sonoma Inc	1,302	102
Jones Lang LaSalle Inc	165	24	World Fuel Services Corp	277	14
		$149	Yum! Brands Inc	3,400	246
					$79,086
REITS - 0.73%
American Tower Corp	3,387	328	Semiconductors - 2.78%
Apartment Investment & Management Co	1,144	46	Altera Corp	68,128	2,243
Boston Properties Inc	254	35	Applied Materials Inc	6,263	143
Columbia Property Trust Inc	384	9	Avago Technologies Ltd	1,924	198
Crown Castle International Corp	2,856	247	Intel Corp	3,653	121
			Micron Technology Inc (a)	8,103	237
Equity LifeStyle Properties Inc	834	46

			NVIDIA Corp	1,268	24
Extra Space Storage Inc	1,603	106	ON Semiconductor Corp (a)	3,129	31
Federal Realty Investment Trust	618	89
Health Care REIT Inc	1,483	122	Qualcomm Inc	226,961	14,176
Healthcare Trust of America Inc	289	9	Skyworks Solutions Inc	1,461	121
Iron Mountain Inc	2,284	91	Texas Instruments Inc	9,317	498
Lamar Advertising Co	1,097	61	Xilinx Inc	32,291	1,246
NorthStar Realty Finance Corp	644	12			$19,038

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held		Value(000	's)	Portfolio Summary (unaudited)
					Sector	Percent
Shipbuilding - 0.01%					Consumer, Non-cyclical	23.17%
Huntington Ingalls Industries Inc	573		$67		Technology	16.35%
					Communications	16.34%
Software - 5.09%					Industrial	15.17%
Activision Blizzard Inc	4,521		94		Consumer, Cyclical	14.43%
Adobe Systems Inc (a)	3,833		269		Financial	4.99%
Akamai Technologies Inc (a)	2,460		143		Energy	3.89%
Broadridge Financial Solutions Inc	1,669		80		Basic Materials	3.50%
Cerner Corp (a)	32,452		2,153		Exchange Traded Funds	2.12%
Citrix Systems Inc (a)	2,050		122		Utilities	0.02%
Dun & Bradstreet Corp/The	182		21		Other Assets in Excess of Liabilities, Net	0.02%
Electronic Arts Inc (a)	44,429		2,438		TOTAL NET ASSETS	100.00%
Fiserv Inc (a)	39,891		2,893
Intuit Inc	60,779		5,277
Microsoft Corp	48,027		1,940
NetSuite Inc (a)	16,414		1,616
Oracle Corp	411,027		17,217
Paychex Inc	2,607		118
Red Hat Inc (a)	1,701		109
Salesforce.com Inc (a)	4,729		267
SolarWinds Inc (a)	910		44
Veeva Systems Inc (a)	522		15
			$34,816

Telecommunications - 1.99%
ARRIS Group Inc (a)	1,741		46
CenturyLink Inc	484		18
Cisco Systems Inc	78,188		2,061
CommScope Holding Co Inc (a)	859		24
EchoStar Corp (a)	146		8
Harris Corp	303		20
Juniper Networks Inc	1,295		30
Level 3 Communications Inc (a)	5,956		296
Verizon Communications Inc	241,945		11,059
Windstream Holdings Inc	7,798		62
			$13,624

Toys, Games & Hobbies - 0.01%
Hasbro Inc	1,349		74

Transportation - 3.56%
CH Robinson Worldwide Inc	2,052		146
Expeditors International of Washington Inc	94,029		4,107
FedEx Corp	24,900		4,211
Genesee & Wyoming Inc (a)	332		27
Kirby Corp (a)	788		57
Landstar System Inc	622		40
Norfolk Southern Corp	907		92
Old Dominion Freight Line Inc (a)	870		61
Union Pacific Corp	129,030		15,124
United Parcel Service Inc	5,452		539
			$24,404
TOTAL COMMON STOCKS			$669,947
INVESTMENT COMPANIES - 2.12%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 2.12%
BlackRock Liquidity Funds TempFund	9,186,124		9,186
Portfolio
Goldman Sachs Financial Square Funds -	4,822,153		4,823
Money Market Fund
JP Morgan Prime Money Market Fund	506,228		506
			$14,515
TOTAL INVESTMENT COMPANIES			$14,515
Total Investments			$684,462
Other Assets in Excess of Liabilities, Net - 0.02%			$143
TOTAL NET ASSETS - 100.00%			$684,605

(a) Non-Income Producing Security

See accompanying notes

		Schedule of Investments
LargeCap Growth Fund II
January 31, 2015 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; March 2015	Long	191	$19,055	$18,989	$(66)
Total					$(66)
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2015 (unaudited)

COMMON STOCKS - 98.77%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.25%			Beverages (continued)
Alliance Data Systems Corp (a)	14,324	$4,137	Coca-Cola Co/The	883,372	$36,369
Interpublic Group of Cos Inc/The	93,719	1,869	Coca-Cola Enterprises Inc	49,836	2,098
Omnicom Group Inc	55,614	4,049	Constellation Brands Inc (a)	37,602	4,153
		$10,055	Dr Pepper Snapple Group Inc	43,564	3,366
			Keurig Green Mountain Inc	27,228	3,337
Aerospace & Defense - 2.06%			Molson Coors Brewing Co	35,708	2,711
Boeing Co/The	148,575	21,598	Monster Beverage Corp (a)	32,306	3,778
General Dynamics Corp	70,547	9,398	PepsiCo Inc	335,369	31,451
L-3 Communications Holdings Inc	19,077	2,349			$90,379
Lockheed Martin Corp	60,175	11,335
Northrop Grumman Corp	45,265	7,104	Biotechnology - 3.09%
Raytheon Co	69,101	6,913	Alexion Pharmaceuticals Inc (a)	44,433	8,142
Rockwell Collins Inc	29,791	2,551	Amgen Inc	170,456	25,954
United Technologies Corp	189,990	21,807	Biogen Idec Inc (a)	52,919	20,594
		$83,055	Celgene Corp (a)	178,979	21,327
			Gilead Sciences Inc (a)	338,071	35,440
Agriculture - 1.69%			Regeneron Pharmaceuticals Inc (a)	16,631	6,929
Altria Group Inc	442,900	23,518	Vertex Pharmaceuticals Inc (a)	53,898	5,936
Archer-Daniels-Midland Co	144,264	6,727			$124,322
Lorillard Inc	80,676	5,293
Philip Morris International Inc	348,167	27,937	Building Materials - 0.14%
Reynolds American Inc	69,051	4,692	Martin Marietta Materials Inc	13,868	1,494
		$68,167	Masco Corp	79,833	1,983
			Vulcan Materials Co	29,513	2,081
Airlines - 0.39%					$5,558
Delta Air Lines Inc	187,547	8,873
Southwest Airlines Co	152,097	6,872	Chemicals - 2.39%
		$15,745	Air Products & Chemicals Inc	43,101	6,276
			Airgas Inc	15,066	1,697
Apparel - 0.70%			CF Industries Holdings Inc	11,145	3,404
Michael Kors Holdings Ltd (a)	46,142	3,267	Dow Chemical Co/The	248,254	11,211
Nike Inc	156,372	14,425	Eastman Chemical Co	33,283	2,359
Ralph Lauren Corp	13,561	2,263	Ecolab Inc	60,527	6,281
Under Armour Inc (a)	37,352	2,692	EI du Pont de Nemours & Co	203,010	14,456
VF Corp	77,421	5,371	FMC Corp	29,863	1,717
		$28,018	International Flavors & Fragrances Inc	18,145	1,925
Automobile Manufacturers - 0.68%			LyondellBasell Industries NV	93,120	7,365
Ford Motor Co	862,439	12,687	Monsanto Co	108,474	12,798
General Motors Co	302,433	9,865	Mosaic Co/The	70,726	3,444
PACCAR Inc	79,350	4,770	PPG Industries Inc	30,753	6,854
		$27,322	Praxair Inc	65,293	7,874
			Sherwin-Williams Co/The	18,285	4,960
Automobile Parts & Equipment - 0.39%			Sigma-Aldrich Corp	26,688	3,670
BorgWarner Inc	50,951	2,752			$96,291
Delphi Automotive PLC	66,347	4,560
Goodyear Tire & Rubber Co/The	61,526	1,492	Coal - 0.04%
Johnson Controls Inc	149,284	6,937	Consol Energy Inc	51,580	1,493
		$15,741

Banks - 6.87%			Commercial Services - 1.29%
Bank of America Corp	2,356,594	35,702	ADT Corp/The	39,109	1,345
Bank of New York Mellon Corp/The	252,256	9,081	Automatic Data Processing Inc	108,022	8,915
BB&T Corp	161,409	5,696	Cintas Corp	21,757	1,712
Capital One Financial Corp	124,586	9,121	Equifax Inc	27,022	2,282
Citigroup Inc	678,867	31,873	H&R Block Inc	61,661	2,114
Comerica Inc	40,265	1,671	MasterCard Inc	219,588	18,013
Fifth Third Bancorp	184,649	3,194	McGraw Hill Financial Inc	60,839	5,441
Goldman Sachs Group Inc/The	90,768	15,649	Moody's Corp	41,135	3,757
			Quanta Services Inc (a)	48,780	1,292
Huntington Bancshares Inc/OH	182,508	1,829
JP Morgan Chase & Co	837,678	45,553	Robert Half International Inc	30,459	1,769
KeyCorp	194,132	2,522	Total System Services Inc	37,075	1,311
			United Rentals Inc (a)	22,366	1,853
M&T Bank Corp	29,605	3,350
Morgan Stanley	342,129	11,567	Western Union Co/The	117,114	1,991
Northern Trust Corp	49,607	3,243			$51,795
PNC Financial Services Group Inc/The	117,917	9,969	Computers - 6.22%
Regions Financial Corp	308,449	2,684	Accenture PLC - Class A	140,615	11,816
State Street Corp	93,555	6,690	Apple Inc	1,314,231	153,975
SunTrust Banks Inc	116,851	4,489	Cognizant Technology Solutions Corp (a)	136,450	7,386
US Bancorp/MN	400,977	16,805	Computer Sciences Corp	31,482	1,910
Wells Fargo & Co	1,057,854	54,924	EMC Corp/MA	455,996	11,824
Zions Bancorporation	45,474	1,090	Hewlett-Packard Co	418,207	15,110
		$276,702	International Business Machines Corp	206,246	31,620
Beverages - 2.24%			NetApp Inc	69,846	2,640
Brown-Forman Corp	35,060	3,116	SanDisk Corp	49,444	3,753
			Seagate Technology PLC	73,330	4,139

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electronics - 1.45%
Teradata Corp (a)	34,285	$1,528	Agilent Technologies Inc	74,736	$2,823
Western Digital Corp	48,917	4,756	Allegion PLC	21,452	1,159
		$250,457	Amphenol Corp	69,347	3,725
			Corning Inc	287,245	6,828
Consumer Products - 0.33%			FLIR Systems Inc	31,572	953
Avery Dennison Corp	20,415	1,067	Garmin Ltd	26,996	1,413
Clorox Co/The	28,997	3,094	Honeywell International Inc	175,417	17,149
Kimberly-Clark Corp	83,462	9,011	PerkinElmer Inc	25,313	1,157
		$13,172	TE Connectivity Ltd	91,131	6,050
Cosmetics & Personal Care - 1.70%			Thermo Fisher Scientific Inc	89,640	11,224
Avon Products Inc	97,401	754	Tyco International PLC	93,773	3,827
Colgate-Palmolive Co	191,978	12,962	Waters Corp (a)	18,661	2,221
Estee Lauder Cos Inc/The	50,189	3,543			$58,529
Procter & Gamble Co/The	605,508	51,038	Engineering & Construction - 0.07%
		$68,297	Fluor Corp	35,007	1,876
Distribution & Wholesale - 0.25%			Jacobs Engineering Group Inc (a)	29,255	1,115
Fastenal Co	61,114	2,713			$2,991
Fossil Group Inc (a)	10,074	985
			Environmental Control - 0.24%
Genuine Parts Co	34,253	3,184	Republic Services Inc	56,567	2,245
WW Grainger Inc	13,598	3,207	Stericycle Inc (a)	19,030	2,498
		$10,089	Waste Management Inc	95,431	4,908
Diversified Financial Services - 2.57%					$9,651
Affiliated Managers Group Inc (a)	12,453	2,559
			Food - 1.66%
American Express Co	199,397	16,089	Campbell Soup Co	40,144	1,836
Ameriprise Financial Inc	41,351	5,166	ConAgra Foods Inc	95,198	3,373
BlackRock Inc	28,545	9,720	General Mills Inc	135,292	7,100
Charles Schwab Corp/The	257,493	6,690	Hershey Co/The	33,161	3,389
CME Group Inc/IL	70,953	6,052	Hormel Foods Corp	30,109	1,542
Discover Financial Services	101,619	5,526	JM Smucker Co/The	22,816	2,354
E*Trade Financial Corp (a)	64,719	1,492
			Kellogg Co	56,486	3,704
Franklin Resources Inc	87,863	4,528	Kraft Foods Group Inc	131,947	8,621
Intercontinental Exchange Inc	25,256	5,196	Kroger Co/The	110,047	7,599
Invesco Ltd	96,543	3,546	McCormick & Co Inc/MD	28,939	2,066
Legg Mason Inc	22,502	1,248	Mondelez International Inc	376,448	13,266
NASDAQ OMX Group Inc/The	26,300	1,199	Sysco Corp	131,737	5,160
Navient Corp	91,925	1,815	Tyson Foods Inc	65,662	2,564
T Rowe Price Group Inc	58,125	4,576	Whole Foods Market Inc	80,614	4,200
Visa Inc	109,448	27,899			$66,774
		$103,301
			Forest Products & Paper - 0.17%
Electric - 3.05%			International Paper Co	94,926	4,999
AES Corp/VA	147,001	1,796	MeadWestvaco Corp	37,359	1,878
Ameren Corp	54,371	2,462			$6,877
American Electric Power Co Inc	109,632	6,886
CMS Energy Corp	61,637	2,326	Gas - 0.31%
Consolidated Edison Inc	65,632	4,547	AGL Resources Inc	26,795	1,511
Dominion Resources Inc/VA	130,847	10,061	CenterPoint Energy Inc	96,311	2,224
DTE Energy Co	39,661	3,556	NiSource Inc	70,744	3,060
Duke Energy Corp	158,494	13,811	Sempra Energy	51,795	5,797
Edison International	73,010	4,976			$12,592
Entergy Corp	40,443	3,539
Exelon Corp	192,594	6,941	Hand & Machine Tools - 0.12%
FirstEnergy Corp	94,294	3,803	Snap-on Inc	13,021	1,728
Integrys Energy Group Inc	17,919	1,453	Stanley Black & Decker Inc	35,104	3,288
NextEra Energy Inc	97,810	10,685			$5,016
Northeast Utilities	70,990	3,946	Healthcare - Products - 1.88%
NRG Energy Inc	75,766	1,868	Baxter International Inc	121,450	8,539
Pepco Holdings Inc	56,449	1,549	Becton Dickinson and Co	43,019	5,940
PG&E Corp	106,461	6,261	Boston Scientific Corp (a)	297,248	4,402
Pinnacle West Capital Corp	24,750	1,737	CareFusion Corp (a)	45,695	2,710
PPL Corp	149,034	5,291	CR Bard Inc	16,784	2,871
Public Service Enterprise Group Inc	113,398	4,840	DENTSPLY International Inc	31,715	1,587
SCANA Corp	31,944	2,037	Edwards Lifesciences Corp (a)	23,971	3,005
Southern Co/The	201,636	10,227	Hospira Inc	37,916	2,405
TECO Energy Inc	52,591	1,122	Intuitive Surgical Inc (a)	8,124	4,017
Wisconsin Energy Corp	50,535	2,818	Medtronic PLC	317,570	22,674
Xcel Energy Inc	113,317	4,253	Patterson Cos Inc	19,179	961
		$122,791	St Jude Medical Inc	64,069	4,220
Electrical Components & Equipment - 0.29%			Stryker Corp	66,974	6,098
			Varian Medical Systems Inc (a)	22,404	2,074
AMETEK Inc	55,110	2,640
Emerson Electric Co	155,434	8,850	Zimmer Holdings Inc	37,950	4,254
		$11,490			$75,757

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Services - 1.61%			Iron & Steel (continued)
Aetna Inc	78,811	$7,236	Nucor Corp	71,484	$3,120
Anthem Inc	60,490	8,164			$3,815
Cigna Corp	58,616	6,262
DaVita HealthCare Partners Inc (a)	38,525	2,892	Leisure Products & Services - 0.25%
HCA Holdings Inc (a)	67,921	4,809	Carnival Corp	100,932	4,437
Humana Inc	34,360	5,031	Harley-Davidson Inc	48,015	2,963
Laboratory Corp of America Holdings (a)	18,935	2,173	Royal Caribbean Cruises Ltd	37,424	2,827
Quest Diagnostics Inc	32,388	2,302			$10,227
Tenet Healthcare Corp (a)	22,023	931	Lodging - 0.28%
UnitedHealth Group Inc	215,076	22,852	Marriott International Inc/MD	47,623	3,548
Universal Health Services Inc	20,404	2,092	Starwood Hotels & Resorts Worldwide Inc	40,016	2,880
		$64,744	Wyndham Worldwide Corp	27,622	2,314
Holding Companies - Diversified - 0.04%			Wynn Resorts Ltd	18,152	2,686
Leucadia National Corp	71,002	1,610			$11,428
			Machinery - Construction & Mining - 0.29%
Home Builders - 0.13%			Caterpillar Inc	135,662	10,849
DR Horton Inc	74,346	1,823	Joy Global Inc	22,000	923
Lennar Corp	40,014	1,797			$11,772
Pulte Group Inc	74,776	1,540	Machinery - Diversified - 0.55%
		$5,160	Cummins Inc	38,073	5,310
Home Furnishings - 0.17%			Deere & Co	80,317	6,842
Harman International Industries Inc	15,354	1,990	Flowserve Corp	30,545	1,664
Leggett & Platt Inc	30,840	1,315	Rockwell Automation Inc	30,424	3,314
Whirlpool Corp	17,450	3,474	Roper Industries Inc	22,444	3,464
		$6,779	Xylem Inc/NY	40,756	1,390
					$21,984
Housewares - 0.06%
Newell Rubbermaid Inc	60,750	2,240	Media - 3.27%
			Cablevision Systems Corp	49,053	928
			CBS Corp	106,847	5,856
Insurance - 3.98%			Comcast Corp - Class A	577,313	30,681
ACE Ltd	74,338	8,026	DIRECTV (a)	112,545	9,598
Aflac Inc	100,970	5,763	Discovery Communications Inc - A Shares (a)	33,275	965
Allstate Corp/The	93,989	6,560	Discovery Communications Inc - C Shares (a)	61,237	1,707
American International Group Inc	313,701	15,331	Gannett Co Inc	50,606	1,569
Aon PLC	63,895	5,754	News Corp (a)	111,789	1,665
Assurant Inc	15,743	1,000	Nielsen NV	72,585	3,162
Berkshire Hathaway Inc - Class B (a)	408,632	58,806	Scripps Networks Interactive Inc	22,736	1,616
Chubb Corp/The	52,843	5,173	Time Warner Cable Inc	62,855	8,556
Cincinnati Financial Corp	32,972	1,665	Time Warner Inc	187,893	14,643
Genworth Financial Inc (a)	111,295	777	Twenty-First Century Fox Inc - A Shares	415,516	13,779
Hartford Financial Services Group Inc/The	96,689	3,761	Viacom Inc	82,782	5,333
Lincoln National Corp	58,215	2,910	Walt Disney Co/The	349,587	31,798
Loews Corp	67,072	2,566			$131,856
Marsh & McLennan Cos Inc	121,208	6,517
MetLife Inc	254,572	11,838	Metal Fabrication & Hardware - 0.16%
Progressive Corp/The	119,863	3,110	Precision Castparts Corp	31,940	6,391
Prudential Financial Inc	102,632	7,788
Torchmark Corp	28,827	1,443	Mining - 0.27%
Travelers Cos Inc/The	74,261	7,636	Alcoa Inc	264,158	4,134
Unum Group	56,468	1,754	Freeport-McMoRan Inc	232,852	3,914
XL Group PLC	57,826	1,994	Newmont Mining Corp	111,773	2,811
		$160,172			$10,859

Internet - 4.59%			Miscellaneous Manufacturing - 2.99%
Amazon.com Inc (a)	85,078	30,163
eBay Inc (a)	253,342	13,427	3M Co	143,599	23,306
			Danaher Corp	136,993	11,285
Expedia Inc	22,119	1,901	Dover Corp	37,055	2,595
F5 Networks Inc (a)	16,534	1,845
Facebook Inc (a)	468,539	35,567	Eaton Corp PLC	106,351	6,710
Google Inc - A Shares (a)	63,875	34,336	General Electric Co	2,250,319	53,760
Google Inc - C Shares (a)	63,816	34,111	Illinois Tool Works Inc	80,595	7,503
Netflix Inc (a)	13,500	5,964	Ingersoll-Rand PLC	59,489	3,950
Priceline Group Inc/The (a)	11,732	11,843	Pall Corp	23,873	2,310
			Parker-Hannifin Corp	33,309	3,879
Symantec Corp	154,653	3,831	Pentair PLC	41,858	2,587
TripAdvisor Inc (a)	24,981	1,674
VeriSign Inc (a)	24,421	1,330	Textron Inc	61,859	2,633
Yahoo! Inc (a)	197,428	8,685			$120,518
		$184,677	Office & Business Equipment - 0.11%
			Pitney Bowes Inc	45,039	1,080
Iron & Steel - 0.09%			Xerox Corp	240,459	3,167
Allegheny Technologies Inc	24,359	695			$4,247

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas - 6.24%			Pipelines (continued)
Anadarko Petroleum Corp	113,489	$9,278	Williams Cos Inc/The	150,747	$6,612
Apache Corp	84,365	5,279			$29,324
Cabot Oil & Gas Corp	92,552	2,453
Chesapeake Energy Corp	116,253	2,230	Publicly Traded Investment Fund - 0.38%
Chevron Corp	423,618	43,433	iShares Core S&P 500 ETF	77,069	15,481
Cimarex Energy Co	19,551	2,018
ConocoPhillips	275,831	17,372	Real Estate - 0.05%
Denbury Resources Inc	79,005	545	CBRE Group Inc (a)	62,656	2,026
Devon Energy Corp	86,173	5,194
Diamond Offshore Drilling Inc	15,059	475
Ensco PLC	52,505	1,472	REITS - 2.56%
EOG Resources Inc	122,801	10,933	American Tower Corp	88,842	8,613
EQT Corp	33,950	2,527	Apartment Investment & Management Co	34,573	1,378
Exxon Mobil Corp	948,901	82,953	AvalonBay Communities Inc	29,581	5,117
Helmerich & Payne Inc	24,259	1,445	Boston Properties Inc	34,308	4,762
Hess Corp	56,946	3,843	Crown Castle International Corp	74,813	6,472
Marathon Oil Corp	151,235	4,023	Equity Residential	81,201	6,302
Marathon Petroleum Corp	62,787	5,813	Essex Property Trust Inc	14,329	3,239
Murphy Oil Corp	37,388	1,679	General Growth Properties Inc	140,618	4,244
Nabors Industries Ltd	64,859	746	HCP Inc	102,915	4,867
Newfield Exploration Co (a)	30,751	916	Health Care REIT Inc	73,427	6,017
Noble Corp PLC	56,463	916	Host Hotels & Resorts Inc	169,705	3,885
Noble Energy Inc	80,754	3,855	Iron Mountain Inc	41,783	1,665
Occidental Petroleum Corp	173,763	13,901	Kimco Realty Corp	92,195	2,549
Phillips 66	124,035	8,722	Macerich Co/The	31,476	2,707
Pioneer Natural Resources Co	33,366	5,022	Plum Creek Timber Co Inc	39,415	1,755
QEP Resources Inc	37,139	751	Prologis Inc	112,041	5,058
Range Resources Corp	37,804	1,749	Public Storage	32,513	6,530
Southwestern Energy Co (a)	84,911	2,105	Simon Property Group Inc	69,642	13,835
Tesoro Corp	28,290	2,312	Ventas Inc	71,656	5,719
Transocean Ltd	76,303	1,244	Vornado Realty Trust	39,124	4,321
Valero Energy Corp	116,804	6,177	Weyerhaeuser Co	117,503	4,212
		$251,381			$103,247

Oil & Gas Services - 1.15%			Retail - 6.52%
			AutoNation Inc (a)	16,734	998
Baker Hughes Inc	96,958	5,623	AutoZone Inc (a)	7,180	4,286
Cameron International Corp (a)	44,245	1,981
			Bed Bath & Beyond Inc (a)	41,510	3,104
FMC Technologies Inc (a)	52,402	1,964
Halliburton Co	189,904	7,594	Best Buy Co Inc	65,238	2,296
			CarMax Inc (a)	48,267	2,997
National Oilwell Varco Inc	96,486	5,252	Chipotle Mexican Grill Inc (a)	6,950	4,933
Schlumberger Ltd	288,353	23,757
		$46,171	Coach Inc	61,756	2,297
			Costco Wholesale Corp	98,097	14,027
Packaging & Containers - 0.12%			CVS Health Corp	256,889	25,216
Ball Corp	30,682	1,943	Darden Restaurants Inc	27,777	1,705
Owens-Illinois Inc (a)	36,954	863	Dollar General Corp (a)	67,994	4,560
Sealed Air Corp	47,318	1,916	Dollar Tree Inc (a)	46,084	3,277
		$4,722	Family Dollar Stores Inc	21,525	1,638
			GameStop Corp	24,317	857
Pharmaceuticals - 7.70%			Gap Inc/The	59,798	2,463
Abbott Laboratories	337,427	15,103	Home Depot Inc/The	295,307	30,836
AbbVie Inc	357,029	21,547	Kohl's Corp	45,267	2,703
Actavis PLC (a)	59,397	15,832
			L Brands Inc	55,092	4,662
Allergan Inc/United States	66,755	14,637	Lowe's Cos Inc	218,016	14,773
AmerisourceBergen Corp	46,556	4,425	Macy's Inc	77,374	4,943
Bristol-Myers Squibb Co	371,709	22,403	McDonald's Corp	218,082	20,160
Cardinal Health Inc	74,164	6,170	Nordstrom Inc	31,547	2,404
Eli Lilly & Co	219,564	15,808	O'Reilly Automotive Inc (a)	22,732	4,259
Endo International PLC (a)	37,205	2,962
Express Scripts Holding Co (a)	164,459	13,273	PetSmart Inc	22,277	1,820
			PVH Corp	18,463	2,036
Johnson & Johnson	627,243	62,812	Ross Stores Inc	47,021	4,312
Mallinckrodt PLC (a)	26,057	2,762
			Staples Inc	143,371	2,444
McKesson Corp	51,962	11,050	Starbucks Corp	167,684	14,677
Mead Johnson Nutrition Co	45,272	4,459	Target Corp	142,735	10,507
Merck & Co Inc	638,842	38,509	Tiffany & Co	25,218	2,185
Mylan Inc/PA (a)	83,870	4,458
			TJX Cos Inc/The	154,373	10,179
Perrigo Co PLC	31,544	4,786	Tractor Supply Co	30,462	2,473
Pfizer Inc (b)	1,411,892	44,122
			Urban Outfitters Inc (a)	22,420	782
Zoetis Inc	112,340	4,800	Walgreens Boots Alliance Inc	195,220	14,397
		$309,918	Wal-Mart Stores Inc	353,914	30,076
Pipelines - 0.73%			Yum! Brands Inc	98,036	7,086
Kinder Morgan Inc/DE	380,751	15,630			$262,368
ONEOK Inc	46,654	2,054
Spectra Energy Corp	150,362	5,028

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		INVESTMENT COMPANIES - 1.28%	Shares Held	Value	(000	's)

Savings & Loans - 0.05%			Publicly Traded Investment Fund - 1.28%
Hudson City Bancorp Inc	107,825	$967	Morgan Stanley Institutional Liquidity Funds -	51,470,623		$51,471
People's United Financial Inc	69,012	971	Government Portfolio
		$1,938
			TOTAL INVESTMENT COMPANIES			$51,471
Semiconductors - 2.89%			Total Investments			$4,028,272
Altera Corp	68,305	2,249
Analog Devices Inc	69,737	3,634	Liabilities in Excess of Other Assets, Net - (0.05)%			$(1,838)
Applied Materials Inc	273,026	6,236	TOTAL NET ASSETS - 100.00%			$4,026,434
Avago Technologies Ltd	56,671	5,830
Broadcom Corp	120,720	5,123
First Solar Inc (a)	16,842	713	(a) Non-Income Producing Security
			(b)	Security or a portion of the security was pledged to cover margin
Intel Corp	1,083,458	35,797	requirements for futures contracts. At the end of the period, the value of
KLA-Tencor Corp	36,857	2,265	these securities totaled $11,153 or 0.28% of net assets.
Lam Research Corp	35,621	2,723
Linear Technology Corp	53,452	2,402
Microchip Technology Inc	45,034	2,031
Micron Technology Inc (a)	240,547	7,040	Portfolio Summary (unaudited)
NVIDIA Corp	115,709	2,222	Sector			Percent
Qualcomm Inc	372,566	23,270	Consumer, Non-cyclical			23.27%
Texas Instruments Inc	236,703	12,652	Financial			16.08%
Xilinx Inc	59,261	2,286	Technology			13.06%
		$116,473	Communications			11.29%
Software - 3.92%			Industrial			10.25%
Adobe Systems Inc (a)	106,173	7,446	Consumer, Cyclical			9.96%
Akamai Technologies Inc (a)	39,886	2,320	Energy			8.16%
Autodesk Inc (a)	50,984	2,753	Utilities			3.36%
CA Inc	71,782	2,175	Basic Materials			2.92%
Cerner Corp (a)	68,102	4,519	Exchange Traded Funds			1.66%
Citrix Systems Inc (a)	36,071	2,138	Diversified			0.04%
Dun & Bradstreet Corp/The	8,047	926	Liabilities in Excess of Other Assets, Net			(0.05)%
Electronic Arts Inc (a)	69,677	3,822	TOTAL NET ASSETS			100.00%
Fidelity National Information Services Inc	63,585	3,970
Fiserv Inc (a)	54,669	3,965
Intuit Inc	63,982	5,555
Microsoft Corp	1,847,112	74,623
Oracle Corp	724,887	30,365
Paychex Inc	73,174	3,312
Red Hat Inc (a)	42,088	2,685
Salesforce.com Inc (a)	131,501	7,423
		$157,997

Telecommunications - 3.18%
AT&T Inc	1,162,337	38,264
CenturyLink Inc	127,887	4,754
Cisco Systems Inc	1,145,886	30,211
Frontier Communications Corp	224,553	1,508
Harris Corp	23,438	1,573
Juniper Networks Inc	86,270	1,961
Level 3 Communications Inc (a)	62,486	3,108
Motorola Solutions Inc	47,469	2,962
Verizon Communications Inc	929,897	42,506
Windstream Holdings Inc	135,071	1,074
		$127,921

Textiles - 0.06%
Mohawk Industries Inc (a)	13,885	2,292

Toys, Games & Hobbies - 0.08%
Hasbro Inc	25,347	1,392
Mattel Inc	75,927	2,042
		$3,434

Transportation - 1.77%
CH Robinson Worldwide Inc	32,780	2,335
CSX Corp	223,055	7,428
Expeditors International of Washington Inc	43,256	1,889
FedEx Corp	59,029	9,982
Kansas City Southern	24,730	2,723
Norfolk Southern Corp	69,342	7,071
Ryder System Inc	11,886	984
Union Pacific Corp	199,235	23,352
United Parcel Service Inc	156,194	15,438
		$71,202
TOTAL COMMON STOCKS		$3,976,801

See accompanying notes

		Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2015 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; March 2015	Long	477	$48,345	$47,423	$(922)
Total					$(922)
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Value Fund
January 31, 2015 (unaudited)

COMMON STOCKS - 98.74%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 6.19%			Miscellaneous Manufacturing (continued)
General Dynamics Corp	635,898	$84,708	General Electric Co	206,356		$4,930
L-3 Communications Holdings Inc	303,746	37,397				$52,144
Raytheon Co	47,750	4,777	Office & Business Equipment - 0.68%
United Technologies Corp	636,848	73,098	Xerox Corp	1,663,730		21,911
		$199,980

Agriculture - 2.86%			Oil & Gas - 10.30%
Archer-Daniels-Midland Co	1,089,259	50,792	Chevron Corp	176,247		18,071
Philip Morris International Inc	520,375	41,755	Cimarex Energy Co	236,143		24,370
		$92,547	ConocoPhillips	808,849		50,941
Airlines - 2.70%			Exxon Mobil Corp	1,818,138		158,942
Delta Air Lines Inc	730,967	34,582	Laredo Petroleum Inc (b)	689,725		6,766
Southwest Airlines Co	1,165,287	52,648	Tesoro Corp	680,351		55,605
		$87,230	Valero Energy Corp	344,961		18,241
						$332,936
Automobile Parts & Equipment - 1.07%
Lear Corp	345,659	34,687	Packaging & Containers - 0.75%
			Rock-Tenn Co	373,863		24,264

Banks - 15.32%
Bank of America Corp	2,461,224	37,288	Pharmaceuticals - 8.97%
Goldman Sachs Group Inc/The	459,610	79,241	AbbVie Inc	79,497		4,798
JP Morgan Chase & Co	1,593,183	86,637	Cardinal Health Inc	1,043,054		86,772
KeyCorp	4,801,721	62,374	Johnson & Johnson	550,713		55,148
PNC Financial Services Group Inc/The	487,634	41,225	Pfizer Inc	4,588,645		143,395
SunTrust Banks Inc	805,295	30,940				$290,113
Wells Fargo & Co	3,040,145	157,844	REITS - 7.10%
		$495,549	Apartment Investment & Management Co	398,048		15,866
Biotechnology - 1.42%			Duke Realty Corp	2,140,790		46,734
Amgen Inc	302,094	45,997	Extra Space Storage Inc	533,215		35,192
			General Growth Properties Inc	1,558,028		47,021
			Host Hotels & Resorts Inc	1,048,025		23,989
Computers - 3.68%			Simon Property Group Inc	228,007		45,296
Hewlett-Packard Co	1,220,235	44,087	UDR Inc	464,112		15,437
Western Digital Corp	770,854	74,950				$229,535
		$119,037
			Retail - 3.28%
Diversified Financial Services - 0.07%			Foot Locker Inc	731,453		38,928
Discover Financial Services	41,010	2,230	Macy's Inc	556,183		35,529
			Target Corp	427,794		31,490
Electric - 7.38%						$105,947
Edison International	261,413	17,815	Semiconductors - 3.66%
Entergy Corp	876,907	76,738	Broadcom Corp	915,941		38,868
Exelon Corp	1,309,760	47,204	Intel Corp	2,402,346		79,373
PPL Corp	1,252,789	44,474				$118,241
Public Service Enterprise Group Inc	1,229,134	52,460
		$238,691	Software - 3.27%
			Electronic Arts Inc (b)	699,803		38,391
Food - 3.88%			Microsoft Corp	1,665,205		67,274
Kroger Co/The	1,134,436	78,333				$105,665
Tyson Foods Inc (a)	1,208,317	47,172
		$125,505	Telecommunications - 0.55%
			AT&T Inc	543,613		17,896
Healthcare - Products - 0.94%
St Jude Medical Inc	462,587	30,471	TOTAL COMMON STOCKS			$3,192,967
			INVESTMENT COMPANIES - 1.06%	Shares Held	Value	(000	's)
Healthcare - Services - 3.72%
Aetna Inc	637,724	58,556	Publicly Traded Investment Fund - 1.06%
Anthem Inc	458,011	61,813	Goldman Sachs Financial Square Funds -	34,350,354		34,350
		$120,369	Government Fund

Insurance - 6.58%			TOTAL INVESTMENT COMPANIES			$34,350
American International Group Inc	1,347,275	65,841	Total Investments			$3,227,317
Berkshire Hathaway Inc - Class B (b)	543,162	78,166	Other Assets in Excess of Liabilities, Net - 0.20%			$6,624
PartnerRe Ltd	380,354	43,513	TOTAL NET ASSETS - 100.00%			$3,233,941
Prudential Financial Inc	334,002	25,344
		$212,864
			(a)			Security or a portion of the security was pledged to cover margin
Media - 2.76%			requirements for futures contracts. At the end of the period, the value of
Comcast Corp - Class A	1,136,069	60,376	these securities totaled $7,808 or 0.24% of net assets.
Time Warner Inc	369,324	28,782	(b) Non-Income Producing Security
		$89,158

Miscellaneous Manufacturing - 1.61%
Danaher Corp	573,127	47,214

See accompanying notes

		Schedule of Investments
LargeCap Value Fund
January 31, 2015 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial		29.07%
Consumer, Non-cyclical		21.79%
Technology		11.29%
Energy		10.30%
Industrial		8.55%
Utilities		7.38%
Consumer, Cyclical		7.05%
Communications		3.31%
Exchange Traded Funds		1.06%
Other Assets in Excess of Liabilities, Net		0.20%
TOTAL NET ASSETS		100.00%

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; March 2015	Long	190	$18,956		$18,890	$(66)
Total						$(66)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
January 31, 2015 (unaudited)

COMMON STOCKS - 96.83%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 4.40%			Biotechnology - 0.02%
Boeing Co/The	162,100	$23,565	Amgen Inc	2,903	$442
Exelis Inc	14,007	240	Myriad Genetics Inc (a)	680	25
General Dynamics Corp	199,537	26,580			$467
L-3 Communications Holdings Inc	6,360	783	Building Materials - 1.13%
Northrop Grumman Corp	10,087	1,583	CRH PLC ADR	1,231,900	29,738
Raytheon Co	425,163	42,537	Vulcan Materials Co	9,651	681
Rockwell Collins Inc	1,180	101
Triumph Group Inc	2,942	168			$30,419
United Technologies Corp	200,516	23,015	Chemicals - 0.30%
		$118,572	Air Products & Chemicals Inc	10,316	1,502
			Albemarle Corp	5,889	284
Agriculture - 2.32%			Ashland Inc	5,749	681
Altria Group Inc	468,152	24,859	Cabot Corp	4,451	189
Archer-Daniels-Midland Co	34,421	1,605	Celanese Corp	10,516	565
Bunge Ltd	7,873	705	CF Industries Holdings Inc	2,531	773
Philip Morris International Inc	440,415	35,339	Cytec Industries Inc	4,722	227
		$62,508	Dow Chemical Co/The	49,155	2,220
Airlines - 0.08%			Eastman Chemical Co	1,000	71
Alaska Air Group Inc	828	56	Huntsman Corp	4,435	97
Copa Holdings SA	525	56	Mosaic Co/The	16,269	792
Delta Air Lines Inc	40,135	1,899	Rayonier Advanced Materials Inc	2,938	50
Southwest Airlines Co	5,619	254	Sigma-Aldrich Corp	4,738	652
		$2,265	Westlake Chemical Corp	434	25
					$8,128
Apparel - 0.01%
Ralph Lauren Corp	1,081	180	Commercial Services - 0.11%
			Apollo Education Group Inc (a)	7,153	181
			Aramark	228	7
Automobile Manufacturers - 1.10%			Booz Allen Hamilton Holding Corp	362	11
Ford Motor Co	1,851,092	27,230	DeVry Education Group Inc	4,681	199
General Motors Co	70,150	2,288	Equifax Inc	4,254	359
PACCAR Inc	2,196	132	Graham Holdings Co	257	240
		$29,650	KAR Auction Services Inc	6,173	211
Automobile Parts & Equipment - 1.90%			ManpowerGroup Inc	5,862	427
Delphi Automotive PLC	294,109	20,214	Quanta Services Inc (a)	11,945	316
Johnson Controls Inc	642,314	29,848	RR Donnelley & Sons Co	13,265	218
Lear Corp	1,193	120	Service Corp International/US	3,512	79
TRW Automotive Holdings Corp (a)	5,556	573	ServiceMaster Global Holdings Inc (a)	1,011	29
Visteon Corp (a)	3,249	315	Total System Services Inc	2,774	98
		$51,070	Towers Watson & Co	4,865	577
					$2,952
Banks - 14.95%
Associated Banc-Corp	11,755	198	Computers - 2.37%
Bank of America Corp	3,917,360	59,348	Amdocs Ltd	674,712	32,508
Bank of Hawaii Corp	3,332	188	Apple Inc	184,300	21,593
Bank of New York Mellon Corp/The	49,881	1,796	Brocade Communications Systems Inc	32,143	357
BB&T Corp	31,434	1,109	Computer Sciences Corp	10,036	609
BOK Financial Corp	2,011	109	DST Systems Inc	466	45
Capital One Financial Corp	721,967	52,856	EMC Corp/MA	90,287	2,341
CIT Group Inc	320,678	14,052	Hewlett-Packard Co	92,753	3,351
Citigroup Inc	702,616	32,988	Lexmark International Inc	4,572	183
Comerica Inc	13,413	557	NCR Corp (a)	11,194	284
Cullen/Frost Bankers Inc	3,911	244	NetApp Inc	15,620	590
Fifth Third Bancorp	44,082	763	SanDisk Corp	5,811	441
Fulton Financial Corp	13,914	155	Synopsys Inc (a)	11,417	491
Goldman Sachs Group Inc/The	19,561	3,373	Teradata Corp (a)	2,447	109
JP Morgan Chase & Co	1,382,436	75,176	Western Digital Corp	10,897	1,060
KeyCorp	38,649	502			$63,962
M&T Bank Corp	5,752	651	Consumer Products - 0.04%
Morgan Stanley	67,093	2,268	Avery Dennison Corp	4,591	240
Northern Trust Corp	12,042	787	Clorox Co/The	1,622	173
PNC Financial Services Group Inc/The	416,453	35,206	Kimberly-Clark Corp	4,826	521
Regions Financial Corp	60,684	528			$934
State Street Corp	427,696	30,584
SunTrust Banks Inc	28,152	1,082	Cosmetics & Personal Care - 1.12%
US Bancorp/MN	89,037	3,732	Avon Products Inc	18,997	147
Wells Fargo & Co	1,627,665	84,508	Colgate-Palmolive Co	306,500	20,695
		$402,760	Coty Inc (a)	1,026	19
			Procter & Gamble Co/The	111,622	9,409
Beverages - 0.39%					$30,270
Constellation Brands Inc (a)	806	89
Molson Coors Brewing Co	10,033	762	Distribution & Wholesale - 0.68%
PepsiCo Inc	102,900	9,650	Genuine Parts Co	728	68
		$10,501

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Distribution & Wholesale (continued)			Engineering & Construction (continued)
WESCO International Inc (a)	273,445	$18,255	Fluor Corp	4,565	$245
		$18,323	Jacobs Engineering Group Inc (a)	9,766	372

Diversified Financial Services - 2.55%					$898
American Express Co	377,356	30,449	Entertainment - 0.03%
Ameriprise Financial Inc	5,398	674	Dolby Laboratories Inc	3,522	137
BlackRock Inc	3,445	1,173	International Game Technology	18,247	309
Charles Schwab Corp/The	41,053	1,067	Madison Square Garden Co/The (a)	4,554	345
CME Group Inc/IL	13,946	1,190	Regal Entertainment Group	4,554	96
Discover Financial Services	20,511	1,115			$887
Federated Investors Inc	1,830	58
Intercontinental Exchange Inc	2,901	597	Environmental Control - 0.04%
Invesco Ltd	537,453	19,741	Waste Connections Inc	3,601	156
Navient Corp	599,865	11,841	Waste Management Inc	18,263	939
Raymond James Financial Inc	9,260	487			$1,095
Santander Consumer USA Holdings Inc	6,021	107	Food - 2.22%
Synchrony Financial (a)	2,624	81	Campbell Soup Co	4,291	196
		$68,580	ConAgra Foods Inc	24,553	870
Electric - 3.45%			General Mills Inc	357,200	18,746
AES Corp/VA	54,300	664	Ingredion Inc	4,669	376
Alliant Energy Corp	8,190	562	JM Smucker Co/The	138,900	14,328
Ameren Corp	17,896	810	Kellogg Co	1,691	111
American Electric Power Co Inc	24,102	1,514	McCormick & Co Inc/MD	291,400	20,803
Calpine Corp (a)	26,821	560	Mondelez International Inc	74,412	2,622
CMS Energy Corp	19,878	750	Pilgrim's Pride Corp	4,056	110
Consolidated Edison Inc	14,468	1,002	Pinnacle Foods Inc	4,021	145
			Safeway Inc (a),(b),(c)	16,993	44
Dominion Resources Inc/VA	23,891	1,837
DTE Energy Co	8,741	784	Sysco Corp	15,982	626
Duke Energy Corp	31,113	2,711	Tyson Foods Inc	20,343	794
Edison International	16,088	1,096			$59,771
Entergy Corp	146,595	12,828	Forest Products & Paper - 0.07%
Exelon Corp	42,409	1,529	Domtar Corp	4,736	181
FirstEnergy Corp	20,736	836	International Paper Co	17,790	937
Integrys Energy Group Inc	5,897	478	MeadWestvaco Corp	12,386	623
ITC Holdings Corp	652	28	Veritiv Corp (a)	507	26
NextEra Energy Inc	227,238	24,824			$1,767
Northeast Utilities	15,607	868
Pepco Holdings Inc	18,532	509	Gas - 0.17%
PG&E Corp	22,957	1,350	AGL Resources Inc	8,806	496
Pinnacle West Capital Corp	8,144	572	Atmos Energy Corp	7,387	420
PPL Corp	32,817	1,165	CenterPoint Energy Inc	31,724	733
Public Service Enterprise Group Inc	157,586	6,726	NiSource Inc	15,549	673
SCANA Corp	10,449	666	Questar Corp	13,122	341
Southern Co/The	44,029	2,233	Sempra Energy	10,735	1,201
TECO Energy Inc	17,223	367	UGI Corp	12,731	471
Westar Energy Inc	9,507	406	Vectren Corp	6,081	291
Wisconsin Energy Corp	434,240	24,217			$4,626
Xcel Energy Inc	24,795	931	Hand & Machine Tools - 0.80%
		$92,823	Kennametal Inc	5,795	182
Electrical Components & Equipment - 0.88%			Lincoln Electric Holdings Inc	3,968	269
Emerson Electric Co	400,885	22,826	Regal-Beloit Corp	3,335	230
Energizer Holdings Inc	4,552	583	Snap-on Inc	3,693	490
Hubbell Inc	3,665	389	Stanley Black & Decker Inc	216,535	20,279
		$23,798			$21,450

Electronics - 2.43%			Healthcare - Products - 2.69%
Agilent Technologies Inc	12,555	474	Becton Dickinson and Co	151,300	20,892
Arrow Electronics Inc (a)	7,351	405	Boston Scientific Corp (a)	52,664	780
Avnet Inc	8,261	344	CareFusion Corp (a)	9,119	541
Corning Inc	49,185	1,169	DENTSPLY International Inc	7,320	366
Garmin Ltd	369,317	19,337	Halyard Health Inc (a)	597	27
Gentex Corp/MI	8,834	148	Medtronic PLC	666,463	47,585
GoPro Inc (a)	531	26	Patterson Cos Inc	5,866	294
Honeywell International Inc	421,681	41,223	Sirona Dental Systems Inc (a)	1,656	149
Jabil Circuit Inc	15,221	314	St Jude Medical Inc	7,576	499
Keysight Technologies Inc (a)	10,537	352	Stryker Corp	5,941	541
Tech Data Corp (a)	2,872	164	Zimmer Holdings Inc	8,040	901
Thermo Fisher Scientific Inc	10,417	1,304			$72,575
Vishay Intertechnology Inc	9,976	136	Healthcare - Services - 3.77%
		$65,396	Aetna Inc	230,793	21,191
Engineering & Construction - 0.03%			Anthem Inc	153,079	20,660
AECOM (a)	11,061	281	Cigna Corp	219,126	23,409

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Services (continued)			Internet (continued)
HCA Holdings Inc (a)	15,295	$1,083	Liberty Interactive Corp (a)	18,109	$496
Health Net Inc/CA (a)	5,920	321	Symantec Corp	34,672	859
Humana Inc	8,015	1,174	Yahoo! Inc (a)	41,672	1,833
Laboratory Corp of America Holdings (a)	3,776	433			$23,022
LifePoint Hospitals Inc (a)	3,283	214
UnitedHealth Group Inc	312,676	33,222	Iron & Steel - 0.06%
		$101,707	Cliffs Natural Resources Inc	11,271	72
			Nucor Corp	15,475	676
Home Builders - 0.06%			Reliance Steel & Aluminum Co	5,728	300
Lennar Corp	12,322	553	Steel Dynamics Inc	17,728	302
Pulte Group Inc	27,948	575	United States Steel Corp	10,669	261
Taylor Morrison Home Corp (a)	2,393	43			$1,611
Toll Brothers Inc (a)	13,105	454
		$1,625	Leisure Products & Services - 0.59%
			Carnival Corp	337,209	14,824
Home Furnishings - 0.04%			Jarden Corp (a)	9,911	476
Leggett & Platt Inc	5,184	221	Norwegian Cruise Line Holdings Ltd (a)	471	21
Whirlpool Corp	3,540	705	Royal Caribbean Cruises Ltd	8,331	629
		$926			$15,950

Housewares - 0.01%			Lodging - 0.02%
Newell Rubbermaid Inc	8,301	306	Choice Hotels International Inc	2,390	137
			Hyatt Hotels Corp (a)	2,894	163

Insurance - 3.39%			Marriott International Inc/MD	2,060	154
ACE Ltd	17,193	1,856			$454
Aflac Inc	23,119	1,320	Machinery - Construction & Mining - 0.08%
Alleghany Corp (a)	1,232	545	Caterpillar Inc	24,559	1,964
Allied World Assurance Co Holdings AG	7,272	281	Joy Global Inc	7,381	309
Allstate Corp/The	22,092	1,542			$2,273
American Financial Group Inc/OH	4,471	260
American International Group Inc	681,981	33,328	Machinery - Diversified - 0.06%
American National Insurance Co	549	57	Deere & Co	12,413	1,058
Aon PLC	5,078	457	Roper Industries Inc	4,025	621
Arch Capital Group Ltd (a)	9,896	574			$1,679
Aspen Insurance Holdings Ltd	4,835	209	Media - 3.09%
Assurant Inc	5,291	336	AMC Networks Inc (a)	253,299	16,895
Assured Guaranty Ltd	12,477	305	Comcast Corp - Class A	388,544	20,649
Axis Capital Holdings Ltd	7,944	404	DISH Network Corp (a)	4,205	296
Berkshire Hathaway Inc - Class B (a)	96,381	13,870
			Gannett Co Inc	16,724	519
Chubb Corp/The	12,449	1,219	John Wiley & Sons Inc	3,249	201
Cincinnati Financial Corp	12,069	610	Liberty Media Corp - A Shares (a)	7,003	239
CNA Financial Corp	2,008	78	Liberty Media Corp - C Shares (a)	14,221	485
Endurance Specialty Holdings Ltd	3,291	201	News Corp (a)	36,693	546
Everest Re Group Ltd	3,402	583	Starz (a)	948	28
Hanover Insurance Group Inc/The	3,246	224	Thomson Reuters Corp	17,828	685
Hartford Financial Services Group Inc/The	497,574	19,355	Time Warner Inc	281,050	21,902
HCC Insurance Holdings Inc	7,368	393	Twenty-First Century Fox Inc - A Shares	25,126	833
Lincoln National Corp	13,426	671	Viacom Inc	292,000	18,811
Loews Corp	16,582	634	Walt Disney Co/The	14,073	1,280
Marsh & McLennan Cos Inc	13,417	721			$83,369
MBIA Inc (a)	10,469	84
Mercury General Corp	1,977	113	Metal Fabrication & Hardware - 0.02%
MetLife Inc	47,637	2,215	Timken Co/The	5,617	213
Old Republic International Corp	19,208	270	Valmont Industries Inc	1,855	223
PartnerRe Ltd	3,729	427			$436
Progressive Corp/The	30,141	782
Protective Life Corp	5,821	407	Mining - 0.08%
Prudential Financial Inc	20,239	1,536	Alcoa Inc	56,991	892
Reinsurance Group of America Inc	3,682	305	Freeport-McMoRan Inc	50,480	849
RenaissanceRe Holdings Ltd	2,989	286	Royal Gold Inc	4,750	344
StanCorp Financial Group Inc	3,230	200	Tahoe Resources Inc	5,216	71
Torchmark Corp	9,723	487			$2,156
Travelers Cos Inc/The	17,690	1,819	Miscellaneous Manufacturing - 0.71%
Unum Group	19,002	590	Carlisle Cos Inc	4,806	431
Validus Holdings Ltd	6,706	266	Crane Co	2,280	139
Voya Financial Inc	10,606	414	Danaher Corp	23,478	1,934
WR Berkley Corp	7,410	363	Dover Corp	3,214	225
XL Group PLC	20,034	691	Eaton Corp PLC	20,854	1,316
		$91,288	General Electric Co	506,632	12,103
Internet - 0.85%			Ingersoll-Rand PLC	10,821	719
AOL Inc (a)	5,896	255	ITT Corp	5,236	188
eBay Inc (a)	365,700	19,382	Parker-Hannifin Corp	5,135	598
IAC/InterActiveCorp	3,235	197	Pentair PLC	9,000	556
			SPX Corp	3,233	270

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Miscellaneous Manufacturing (continued)			Real Estate (continued)
Textron Inc	13,935	$593	WP Carey Inc	7,329	$526
Trinity Industries Inc	2,669	71			$881

		$19,143	REITS - 1.77%
Office & Business Equipment - 0.04%			Alexandria Real Estate Equities Inc	5,288	516
Pitney Bowes Inc	8,104	194	American Campus Communities Inc	7,739	340
Xerox Corp	58,998	777	Annaly Capital Management Inc	70,956	749
		$971	Apartment Investment & Management Co	4,685	187
			AvalonBay Communities Inc	6,465	1,118
Oil & Gas - 8.23%			BioMed Realty Trust Inc	14,155	346
Anadarko Petroleum Corp	20,482	1,674	Boston Properties Inc	6,713	932
Apache Corp	19,830	1,241	Brandywine Realty Trust	13,214	219
Atwood Oceanics Inc	3,708	106	Brixmor Property Group Inc	3,543	96
BP PLC ADR	769,549	29,882	Camden Property Trust	6,317	487
California Resources Corp (a)	23,517	120
			CBL & Associates Properties Inc	12,299	254
Chesapeake Energy Corp	29,933	574	Chimera Investment Corp	75,873	238
Chevron Corp	265,953	27,269	Columbia Property Trust Inc	7,825	191
ConocoPhillips	504,783	31,792	Corporate Office Properties Trust	6,469	194
Denbury Resources Inc	25,938	179	Corrections Corp of America	8,590	338
Devon Energy Corp	20,698	1,247	DDR Corp	22,221	436
EOG Resources Inc	211,100	18,794	Digital Realty Trust Inc	9,988	729
EQT Corp	98,700	7,347	Douglas Emmett Inc	10,614	302
Exxon Mobil Corp	438,210	38,308	Duke Realty Corp	24,451	534
Hess Corp	12,155	820	Equity LifeStyle Properties Inc	1,691	93
HollyFrontier Corp	11,969	430	Equity Residential	18,013	1,398
Laredo Petroleum Inc (a)	668	7
			Essex Property Trust Inc	3,118	705
Marathon Oil Corp	29,572	787	Federal Realty Investment Trust	1,671	240
Murphy USA Inc (a)	2,023	141
			General Growth Properties Inc	24,795	748
Nabors Industries Ltd	19,746	227	HCP Inc	22,854	1,081
Newfield Exploration Co (a)	10,070	300
			Health Care REIT Inc	7,630	625
Occidental Petroleum Corp	508,540	40,684	Healthcare Trust of America Inc	7,702	227
Patterson-UTI Energy Inc	5,206	89	Home Properties Inc	4,216	297
Phillips 66	188,566	13,260	Hospitality Properties Trust	11,040	360
Seadrill Ltd	436,900	4,692	Host Hotels & Resorts Inc	37,740	864
Tesoro Corp	5,435	444	Kilroy Realty Corp	6,069	450
Unit Corp (a)	3,423	102
			Kimco Realty Corp	30,302	838
Valero Energy Corp	20,875	1,104	Liberty Property Trust	10,907	440
Whiting Petroleum Corp (a)	7,874	236
			Macerich Co/The	7,837	674
		$221,856	MFA Financial Inc	27,417	215
Oil & Gas Services - 0.09%			Mid-America Apartment Communities Inc	5,538	439
Baker Hughes Inc	20,291	1,177	National Retail Properties Inc	8,991	385
MRC Global Inc (a)	4,117	44	NorthStar Realty Finance Corp	12,538	237
National Oilwell Varco Inc	19,926	1,085	Omega Healthcare Investors Inc	6,254	274
Oil States International Inc (a)	3,468	142	Outfront Media Inc	10,810	306
			Paramount Group Inc (a)	10,721	207
		$2,448
			Piedmont Office Realty Trust Inc	11,385	222
Packaging & Containers - 0.05%			Post Properties Inc	4,012	244
Bemis Co Inc	7,436	329	Prologis Inc	24,794	1,119
Rock-Tenn Co	10,596	688	Public Storage	815	164
Sonoco Products Co	7,531	333	Realty Income Corp	16,331	887
		$1,350	Regency Centers Corp	6,814	467
Pharmaceuticals - 10.30%			Retail Properties of America Inc	17,460	309
Abbott Laboratories	558,196	24,984	Senior Housing Properties Trust	15,033	350
Bristol-Myers Squibb Co	46,614	2,809	Simon Property Group Inc	99,335	19,734
Cardinal Health Inc	16,193	1,347	SL Green Realty Corp	4,757	599
Eli Lilly & Co	50,939	3,668	Spirit Realty Capital Inc	29,444	379
Express Scripts Holding Co (a)	239,252	19,310	Starwood Property Trust Inc	16,349	391
Johnson & Johnson	727,574	72,859	Tanger Factory Outlet Centers Inc	2,515	99
Merck & Co Inc	599,096	36,114	UDR Inc	18,556	617
Perrigo Co PLC	4,530	687	Urban Edge Properties	3,620	86
Pfizer Inc	1,513,965	47,312	Ventas Inc	7,695	614
Quintiles Transnational Holdings Inc (a)	2,208	134	Vornado Realty Trust	7,241	800
Sanofi ADR	843,479	38,876	Weingarten Realty Investors	9,005	338
Teva Pharmaceutical Industries Ltd ADR	512,070	29,116	Weyerhaeuser Co	20,718	743
VCA Inc (a)	6,509	339	WP GLIMCHER Inc	11,461	203
		$277,555			$47,674

Pipelines - 0.10%			Retail - 5.51%
Kinder Morgan Inc/DE	43,254	1,776	Abercrombie & Fitch Co	4,585	117
Spectra Energy Corp	29,336	981	Advance Auto Parts Inc	69,480	11,047
			Bed Bath & Beyond Inc (a)	7,891	590
		$2,757	Best Buy Co Inc	14,848	523
Real Estate - 0.03%			Big Lots Inc	3,013	138
Jones Lang LaSalle Inc	2,411	355	CarMax Inc (a)	5,056	314

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Retail (continued)			Textiles - 0.03%
Costco Wholesale Corp	1,880	$269	Mohawk Industries Inc (a)	4,599			$759
CST Brands Inc	811	35
CVS Health Corp	58,490	5,741
Darden Restaurants Inc	9,903	608	Toys, Games & Hobbies - 0.00%
Dick's Sporting Goods Inc	5,886	304	Hasbro Inc	1,302			71
Dillard's Inc	607	69
Dollar General Corp (a)	5,470	367	Transportation - 1.54%
DSW Inc	5,540	197	CSX Corp	50,146			1,670
Foot Locker Inc	9,195	489	FedEx Corp	107,108			18,113
GameStop Corp	8,023	283	Genesee & Wyoming Inc (a)	2,100			173
Home Depot Inc/The	193,300	20,184	Norfolk Southern Corp	12,185			1,243
Kohl's Corp	9,824	587	Union Pacific Corp	173,504			20,336
L Brands Inc	7,836	663					$41,535
Macy's Inc	6,082	389	TOTAL COMMON STOCKS				$2,609,480
Michaels Cos Inc/The (a)	728	19	INVESTMENT COMPANIES - 3.53%	Shares Held	Value	(000	's)
MSC Industrial Direct Co Inc	134,600	10,104
Penske Automotive Group Inc	1,743	84	Publicly Traded Investment Fund - 3.53%
PVH Corp	750	83	BlackRock Liquidity Funds TempFund	38,287,641			38,288
Rite Aid Corp (a)	24,134	168	Portfolio
Sally Beauty Holdings Inc (a)	3,092	96	Goldman Sachs Financial Square Funds -	52,954,457			52,954
Signet Jewelers Ltd	1,859	225	Money Market Fund
Staples Inc	32,237	550	JP Morgan Prime Money Market Fund	3,813,872			3,814
Target Corp	849,785	62,553					$95,056
Urban Outfitters Inc (a)	2,192	76	TOTAL INVESTMENT COMPANIES				$95,056
Walgreens Boots Alliance Inc	13,797	1,018	Total Investments				$2,704,536
Wal-Mart Stores Inc	360,192	30,609	Liabilities in Excess of Other Assets, Net - (0.36)%				$(9,615)
		$148,499	TOTAL NET ASSETS - 100.00%				$2,694,921

Savings & Loans - 0.03%
New York Community Bancorp Inc	32,687	505	(a) Non-Income Producing Security
People's United Financial Inc	23,236	327	(b) Security is Illiquid
		$832	(c)			Fair value of these investments is determined in good faith by the Manager
Semiconductors - 3.30%			under procedures established and periodically reviewed by the Board of
Applied Materials Inc	29,836	681	Directors. At the end of the period, the fair value of these securities totaled
Broadcom Corp	23,402	993	$44 or 0.00% of net assets.
Intel Corp	1,135,008	37,500
Lam Research Corp	8,781	671
Micron Technology Inc (a)	9,721	284
			Portfolio Summary (unaudited)
NVIDIA Corp	34,402	661	Sector				Percent
ON Semiconductor Corp (a)	15,852	159
Rovi Corp (a)	7,093	164	Consumer, Non-cyclical				22.98%
			Financial				22.72%
Skyworks Solutions Inc	279,010	23,172	Industrial				12.18%
Texas Instruments Inc	461,319	24,658	Consumer, Cyclical				10.05%
		$88,943	Technology				8.75%
Shipbuilding - 0.00%			Energy				8.42%
Huntington Ingalls Industries Inc	561	65	Communications				7.60%
			Utilities				3.62%
			Exchange Traded Funds				3.53%
Software - 3.04%			Basic Materials				0.51%
Activision Blizzard Inc	12,439	260	Liabilities in Excess of Other Assets, Net				(0.36)%
ANSYS Inc (a)	5,333	430
			TOTAL NET ASSETS				100.00%
CA Inc	23,594	715
Citrix Systems Inc (a)	1,147	68
Dun & Bradstreet Corp/The	1,756	202
Electronic Arts Inc (a)	5,331	292
Fidelity National Information Services Inc	12,745	796
Microsoft Corp	971,882	39,264
Oracle Corp	950,900	39,833
Paychex Inc	2,623	119
		$81,979

Telecommunications - 3.66%
ARRIS Group Inc (a)	566,450	14,852
AT&T Inc	678,066	22,322
CenturyLink Inc	26,142	972
Cisco Systems Inc	250,716	6,610
EchoStar Corp (a)	2,394	125
Frontier Communications Corp	75,053	504
Harris Corp	6,246	419
Juniper Networks Inc	27,359	622
Verizon Communications Inc	1,144,316	52,307
		$98,733

See accompanying notes

		Schedule of Investments
LargeCap Value Fund III
January 31, 2015 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; March 2015	Long	853	$86,394		$84,805	$(1,589)
Total						$(1,589)
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap Fund
January 31, 2015 (unaudited)

COMMON STOCKS - 99.63%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 1.67%			Holding Companies - Diversified (continued)
Rockwell Collins Inc	699,803	$59,917	Restaurant Brands International LP (a)	41,255	$1,513
TransDigm Group Inc	468,223	96,234			$319,376
		$156,151	Insurance - 11.07%
Automobile Parts & Equipment - 0.04%			Alleghany Corp (a)	101,693	44,957
Remy International Inc	165,857	3,528	Aon PLC	2,159,317	194,447
			Arch Capital Group Ltd (a)	806,786	46,769
			Brown & Brown Inc	3,375,790	104,143
Banks - 1.05%			Loews Corp	4,026,699	154,062
M&T Bank Corp	867,350	98,149	Markel Corp (a)	385,296	263,296
			Progressive Corp/The	2,803,159	72,742
Building Materials - 1.11%			White Mountains Insurance Group Ltd	122,536	78,984
Martin Marietta Materials Inc	964,754	103,943	Willis Group Holdings PLC	1,746,457	75,622
					$1,035,022

Chemicals - 5.34%			Internet - 4.28%
Air Products & Chemicals Inc	1,490,661	217,055	Liberty Interactive Corp (a)	6,025,509	164,858
Airgas Inc	1,021,076	115,014	Liberty Ventures (a)	2,864,049	106,972
Ashland Inc	972,498	115,260	VeriSign Inc (a)	2,355,592	128,333
Ecolab Inc	500,662	51,954			$400,163

		$499,283	Investment Companies - 0.97%
Commercial Services - 7.23%			Liberty Broadband Corp - A Shares (a)	565,996	25,170
Ascent Capital Group Inc (a)	304,399	12,879	Liberty Broadband Corp - C Shares (a)	1,474,578	65,471
KAR Auction Services Inc	3,315,129	113,079			$90,641
Live Nation Entertainment Inc (a)	2,960,969	70,382
Macquarie Infrastructure Co LLC	1,336,650	95,517	Lodging - 1.35%
McGraw Hill Financial Inc	1,057,756	94,606	Wyndham Worldwide Corp	926,783	77,655
Moody's Corp	1,703,796	155,608	Wynn Resorts Ltd	325,579	48,170
Robert Half International Inc	789,483	45,837			$125,825
Verisk Analytics Inc (a)	1,372,643	88,330	Machinery - Diversified - 0.79%
		$676,238	Roper Industries Inc	481,462	74,309
Distribution & Wholesale - 1.82%
Fastenal Co	1,626,669	72,224	Media - 6.33%
HD Supply Holdings Inc (a)	1,192,241	34,372	Discovery Communications Inc - C Shares (a)	5,090,622	141,926
WW Grainger Inc	269,741	63,616	FactSet Research Systems Inc	366,892	52,682
		$170,212	Liberty Global PLC - A Shares (a)	1,036,962	48,447
			Liberty Global PLC - C Shares (a)	3,405,661	155,264
Diversified Financial Services - 2.59%			Liberty Media Corp - A Shares (a)	1,805,309	61,471
Charles Schwab Corp/The	4,552,827	118,282	Liberty Media Corp - C Shares (a)	3,458,696	118,011
FNF Group	3,210,726	112,697	Tribune Media Co (a)	238,464	14,043
FNFV Group (a)	927,666	11,503
		$242,482			$591,844
			Miscellaneous Manufacturing - 1.55%
Electric - 1.56%			Colfax Corp (a)	2,651,005	120,117
Brookfield Infrastructure Partners LP	2,006,235	84,182	Donaldson Co Inc	677,686	24,776
Brookfield Renewable Energy Partners LP/CA	718,148	23,096
Calpine Corp (a)	1,866,631	38,975			$144,893
		$146,253	Oil & Gas - 3.03%
			Cimarex Energy Co	770,699	79,536

Electronics - 0.88%			EOG Resources Inc	1,130,719	100,668
Sensata Technologies Holding NV (a)	1,673,754	82,550	Hess Corp	1,529,332	103,215
					$283,419
Engineering & Construction - 1.10%
SBA Communications Corp (a)	885,013	103,281	Pharmaceuticals - 5.12%
			Mead Johnson Nutrition Co	1,271,520	125,232
			Valeant Pharmaceuticals International Inc (a)	1,595,943	255,303
Forest Products & Paper - 0.43%			Zoetis Inc	2,290,270	97,863
MeadWestvaco Corp	795,709	40,008			$478,398

			Pipelines - 2.89%
Healthcare - Products - 2.66%			Kinder Morgan Inc/DE	3,521,748	144,568
Becton Dickinson and Co	770,740	106,424	Kinder Morgan Inc/DE - Warrants (a)	1,005,427	3,800
CR Bard Inc	773,364	132,268	Williams Cos Inc/The	2,776,998	121,799
DENTSPLY International Inc	194,403	9,725			$270,167
		$248,417
			Private Equity - 0.59%
Healthcare - Services - 1.11%			Onex Corp	1,007,400	55,316
Laboratory Corp of America Holdings (a)	904,380	103,805

			Real Estate - 7.03%
Holding Companies - Diversified - 3.42%			Brookfield Asset Management Inc	7,395,747	377,035
Leucadia National Corp	4,954,166	112,311	Brookfield Property Partners LP	1,366,562	32,852
Liberty TripAdvisor Holdings Inc (a)	1,900,464	45,497	CBRE Group Inc (a)	2,772,117	89,650
Restaurant Brands International Inc (a)	4,137,929	160,055	Forest City Enterprises Inc (a)	3,919,771	96,034

See accompanying notes

				Schedule of Investments
				MidCap Fund
				January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Real Estate (continued)
Howard Hughes Corp/The (a)	471,939			$61,650
				$657,221

REITS - 1.99%
Crown Castle International Corp	2,149,304			185,936

Retail - 11.64%
AutoZone Inc (a)	258,472			154,297
CarMax Inc (a)	2,144,431			133,169
Copart Inc (a)	1,959,366			71,713
Dollar General Corp (a)	1,768,283			118,581
O'Reilly Automotive Inc (a)	1,604,371			300,595
Ross Stores Inc	1,011,943			92,805
TJX Cos Inc/The	3,302,135			217,743
				$1,088,903

Semiconductors - 1.23%
Microchip Technology Inc	2,541,327			114,614

Software - 4.51%
Adobe Systems Inc (a)	1,510,109			105,904
Fidelity National Information Services Inc	2,305,658			143,942
Intuit Inc	1,346,369			116,892
MSCI Inc	1,017,208			54,746
				$421,484

Telecommunications - 1.94%
EchoStar Corp (a)	1,294,813			67,551
Motorola Solutions Inc	1,831,120			114,280
				$181,831

Textiles - 1.31%
Mohawk Industries Inc (a)	744,094			122,805

TOTAL COMMON STOCKS				$9,316,467
INVESTMENT COMPANIES - 0.27%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 0.27%
Goldman Sachs Financial Square Funds -	25,618,586			25,619
Government Fund

TOTAL INVESTMENT COMPANIES				$25,619
Total Investments				$9,342,086
Other Assets in Excess of Liabilities, Net - 0.10%				$9,461
TOTAL NET ASSETS - 100.00%				$9,351,547

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector				Percent
Financial				25.29%
Consumer, Cyclical				16.16%
Consumer, Non-cyclical				16.12%
Communications				12.55%
Industrial				7.10%
Energy				5.92%
Basic Materials				5.77%
Technology				5.74%
Diversified				3.42%
Utilities				1.56%
Exchange Traded Funds				0.27%
Other Assets in Excess of Liabilities, Net				0.10%
TOTAL NET ASSETS				100.00%

See accompanying notes

Schedule of Investments
MidCap Growth Fund
January 31, 2015 (unaudited)

COMMON STOCKS - 97.16%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 1.86%			Internet (continued)
Alliance Data Systems Corp (a)	6,091	$1,759	Yelp Inc (a),(b)	16,861		$885
						$6,264

Airlines - 2.34%			Leisure Products & Services - 1.15%
Southwest Airlines Co	49,120	2,219	Royal Caribbean Cruises Ltd	14,412		1,089

Apparel - 4.29%			Lodging - 1.17%
Hanesbrands Inc	18,681	2,081	Marriott International Inc/MD	14,844		1,106
Under Armour Inc (a)	27,499	1,982
		$4,063	Machinery - Diversified - 2.24%
Beverages - 2.46%			Middleby Corp/The (a)	22,357		2,124
Constellation Brands Inc (a)	21,136	2,334
			Office & Business Equipment - 1.25%
Biotechnology - 5.01%			Pitney Bowes Inc	49,562		1,188
Alnylam Pharmaceuticals Inc (a)	5,100	479
BioMarin Pharmaceutical Inc (a)	15,442	1,500
Illumina Inc (a)	7,720	1,507	Packaging & Containers - 1.25%
Medivation Inc (a)	11,555	1,257	Bemis Co Inc	26,660		1,181
		$4,743
			Pharmaceuticals - 2.19%
Building Materials - 1.13%			AmerisourceBergen Corp	21,839		2,076
Boise Cascade Co (a)	26,420	1,068

			Retail - 14.40%
Chemicals - 1.00%			Advance Auto Parts Inc	8,779		1,396
CF Industries Holdings Inc	3,100	947	Burlington Stores Inc (a)	20,761		1,036
			Chipotle Mexican Grill Inc (a)	3,750		2,662
Commercial Services - 4.55%			Dollar Tree Inc (a)	23,120		1,644
Cintas Corp	21,381	1,682	L Brands Inc	17,750		1,502
Robert Half International Inc	45,327	2,632	Signet Jewelers Ltd	14,222		1,722
		$4,314	Tractor Supply Co	21,175		1,719
			Ulta Salon Cosmetics & Fragrance Inc (a)	14,885		1,964
Electrical Components & Equipment - 2.36%						$13,645
Acuity Brands Inc	7,535	1,130
Energizer Holdings Inc	8,625	1,104	Semiconductors - 7.22%
		$2,234	Avago Technologies Ltd	21,574		2,220
			Broadcom Corp	27,515		1,168
Engineering & Construction - 3.13%			NXP Semiconductors NV (a)	30,331		2,406
SBA Communications Corp (a)	25,425	2,967	Skyworks Solutions Inc	12,575		1,044
						$6,838

Environmental Control - 1.78%			Software - 10.84%
Waste Management Inc	32,761	1,685	Activision Blizzard Inc	58,922		1,231
			Akamai Technologies Inc (a)	28,791		1,674
Food - 2.71%			Autodesk Inc (a)	34,355		1,856
Kroger Co/The	19,765	1,365	Electronic Arts Inc (a)	42,859		2,351
Whole Foods Market Inc	23,000	1,198	ServiceNow Inc (a)	43,361		3,161
		$2,563				$10,273

Healthcare - Products - 6.66%			Telecommunications - 1.72%
Edwards Lifesciences Corp (a)	14,953	1,874	Level 3 Communications Inc (a)	32,704		1,627
Hospira Inc	26,125	1,657
IDEXX Laboratories Inc (a)	7,035	1,115	TOTAL COMMON STOCKS			$92,043
Intuitive Surgical Inc (a)	3,360	1,661	INVESTMENT COMPANIES - 3.48%	Shares Held	Value	(000	's)
		$6,307	Publicly Traded Investment Fund - 3.48%
Healthcare - Services - 1.55%			Goldman Sachs Financial Square Funds -	910,440		911
Humana Inc	10,035	1,470	Government Fund (c)
			Goldman Sachs Financial Square Funds -	2,381,226		2,381
			Government Fund
Home Builders - 1.64%						$3,292
Pulte Group Inc	75,210	1,549	TOTAL INVESTMENT COMPANIES			$3,292
			Total Investments			$95,335
Home Furnishings - 3.19%			Liabilities in Excess of Other Assets, Net - (0.64)%				$(603)
Harman International Industries Inc	23,320	3,023	TOTAL NET ASSETS - 100.00%			$94,732

Housewares - 1.46%			(a) Non-Income Producing Security
Newell Rubbermaid Inc	37,616	1,387	(b)			Security or a portion of the security was on loan at the end of the period.
			(c)			Security was purchased with the cash proceeds from securities loans.
Internet - 6.61%
Expedia Inc	16,242	1,396
F5 Networks Inc (a)	15,119	1,687
LinkedIn Corp (a)	10,217	2,296

See accompanying notes

Schedule of Investments
MidCap Growth Fund
January 31, 2015 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Cyclical	29.64%
Consumer, Non-cyclical	25.13%
Technology	19.32%
Industrial	11.89%
Communications	10.19%
Exchange Traded Funds	3.47%
Basic Materials	1.00%
Liabilities in Excess of Other Assets, Net	(0.64)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
January 31, 2015 (unaudited)

COMMON STOCKS - 94.68%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 1.22%			Building Materials - 1.61%
Alliance Data Systems Corp (a)	50,597	$14,614	Eagle Materials Inc	6,801	$485
Interpublic Group of Cos Inc/The	38,868	775	Fortune Brands Home & Security Inc	464,022	20,783
Omnicom Group Inc	23,709	1,726	Martin Marietta Materials Inc	5,791	624
		$17,115	Masco Corp	28,463	707
					$22,599
Aerospace & Defense - 1.19%
B/E Aerospace Inc (a)	9,713	567	Chemicals - 1.65%
KLX Inc (a)	7,157	281	Airgas Inc	84,958	9,570
Rockwell Collins Inc	98,070	8,397	Albemarle Corp	4,398	212
Spirit AeroSystems Holdings Inc (a)	15,246	687	Celanese Corp	1,822	98
TransDigm Group Inc	33,036	6,790	Cytec Industries Inc	1,171	56
Triumph Group Inc	1,670	95	Eastman Chemical Co	12,814	908
		$16,817	FMC Corp	10,632	611
			Huntsman Corp	19,235	422
Agriculture - 0.16%			International Flavors & Fragrances Inc	60,409	6,410
Lorillard Inc	34,899	2,290	Platform Specialty Products Corp (a)	12,951	272
			Rayonier Advanced Materials Inc	683	12
Airlines - 0.47%			RPM International Inc	9,864	472
Alaska Air Group Inc	11,590	787	Sherwin-Williams Co/The	8,069	2,189
Copa Holdings SA	3,560	383	Sigma-Aldrich Corp	5,125	705
Southwest Airlines Co	56,830	2,567	Valspar Corp/The	6,754	564
Spirit Airlines Inc (a)	6,716	498	Westlake Chemical Corp	4,763	273
United Continental Holdings Inc (a)	34,473	2,391	WR Grace & Co (a)	5,251	455
		$6,626			$23,229

Apparel - 1.87%			Commercial Services - 7.68%
Carter's Inc	7,298	594	Aramark	5,309	166
Deckers Outdoor Corp (a)	4,707	311	Avis Budget Group Inc (a)	8,416	482
Hanesbrands Inc	9,134	1,017	Booz Allen Hamilton Holding Corp	9,438	275
Michael Kors Holdings Ltd (a)	167,362	11,848	Cintas Corp	7,429	585
Ralph Lauren Corp	4,074	680	CoStar Group Inc (a)	48,019	8,860
Under Armour Inc (a)	133,665	9,635	Equifax Inc	173,779	14,678
VF Corp	31,643	2,195	FleetCor Technologies Inc (a)	7,598	1,067
			Gartner Inc (a)	254,721	21,453
		$26,280
			Global Payments Inc	6,246	545
Automobile Manufacturers - 0.24%			H&R Block Inc	25,158	862
PACCAR Inc	29,990	1,803	Hertz Global Holdings Inc (a)	35,749	734
Tesla Motors Inc (a)	7,590	1,545	HMS Holdings Corp (a)	415,670	8,224
		$3,348	KAR Auction Services Inc	7,642	261
Automobile Parts & Equipment - 1.79%			McGraw Hill Financial Inc	25,050	2,240
Allison Transmission Holdings Inc	18,356	575	Moody's Corp	17,401	1,589
			Quanta Services Inc (a)	7,017	186
BorgWarner Inc	232,398	12,552
Goodyear Tire & Rubber Co/The	21,986	533	Robert Half International Inc	12,688	737
Lear Corp	5,972	599	RR Donnelley & Sons Co	2,684	44
WABCO Holdings Inc (a)	114,204	10,869	SEI Investments Co	16,923	680
			Service Corp International/US	22,585	511
		$25,128	Total System Services Inc	17,612	623
Banks - 1.32%			Towers Watson & Co	57,810	6,850
East West Bancorp Inc	256,876	9,294	United Rentals Inc (a)	82,056	6,799
Signature Bank/New York NY (a)	79,237	9,281	Vantiv Inc (a)	476,460	16,385
		$18,575	Verisk Analytics Inc (a)	192,310	12,375
			Western Union Co/The	49,384	840
Beverages - 1.97%					$108,051
Brown-Forman Corp	12,282	1,091
Coca-Cola Enterprises Inc	20,076	845	Computers - 1.86%
Constellation Brands Inc (a)	14,394	1,590	Cadence Design Systems Inc (a)	26,521	477
Dr Pepper Snapple Group Inc	18,902	1,460	Computer Sciences Corp	1,197	73
Keurig Green Mountain Inc	81,304	9,965	Diebold Inc	8,787	274
Monster Beverage Corp (a)	108,803	12,725	DST Systems Inc	3,344	323
		$27,676	Genpact Ltd (a)	699,150	14,032
			IHS Inc (a)	6,281	723
Biotechnology - 2.46%			Jack Henry & Associates Inc	7,747	475
Alnylam Pharmaceuticals Inc (a)	4,497	422	NCR Corp (a)	2,193	56
BioMarin Pharmaceutical Inc (a)	146,632	14,247
			NetApp Inc	15,296	578
Charles River Laboratories International Inc	3,107	215	Riverbed Technology Inc (a)	21,820	449
(a)
(a)			SanDisk Corp	9,940	755
Illumina Inc	41,247	8,051	Stratasys Ltd (a)	93,817	7,458
Incyte Corp (a)	11,546	920	Teradata Corp (a)	11,400	508
Medivation Inc (a)	70,459	7,668
Myriad Genetics Inc (a)	8,915	334			$26,181
United Therapeutics Corp (a)	4,821	680	Consumer Products - 1.59%
Vertex Pharmaceuticals Inc (a)	18,859	2,077	Avery Dennison Corp	4,488	235
		$34,614	Church & Dwight Co Inc	257,733	20,855
			Clorox Co/The	10,262	1,095

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Consumer Products (continued)			Environmental Control - 2.19%
Spectrum Brands Holdings Inc	2,888	$259	Stericycle Inc (a)	231,738	$30,425
		$22,444	Waste Connections Inc	10,224	442

Cosmetics & Personal Care - 0.01%					$30,867
Avon Products Inc	24,083	186	Food - 2.48%
			Fresh Market Inc/The (a)	199,518	7,603
			Hain Celestial Group Inc (a)	7,330	387
Distribution & Wholesale - 2.17%			Hershey Co/The	11,938	1,220
Fastenal Co	224,392	9,963
Fossil Group Inc (a)	4,275	418	Hormel Foods Corp	12,881	660
Genuine Parts Co	13,188	1,226	Ingredion Inc	1,521	123
LKQ Corp (a)	408,234	10,536	Kroger Co/The	49,054	3,387
Watsco Inc	67,555	7,354	McCormick & Co Inc/MD	136,824	9,768
			Pilgrim's Pride Corp	1,133	31
WW Grainger Inc	4,655	1,098	Sprouts Farmers Market Inc (a)	286,813	10,443
		$30,595	Tyson Foods Inc	2,397	93
Diversified Financial Services - 4.80%			WhiteWave Foods Co/The (a)	13,886	458
Affiliated Managers Group Inc (a)	158,608	32,597	Whole Foods Market Inc	12,764	665
Air Lease Corp	882	31			$34,838
Ally Financial Inc (a)	19,323	362
Ameriprise Financial Inc	6,115	764	Forest Products & Paper - 0.03%
			International Paper Co	9,129	481
CBOE Holdings Inc	6,865	443	Veritiv Corp (a)	172	9
Eaton Vance Corp	16,356	658
Federated Investors Inc	9,388	297			$490
Greenhill & Co Inc	219,369	8,090	Hand & Machine Tools - 0.22%
Intercontinental Exchange Inc	3,898	802	Lincoln Electric Holdings Inc	3,729	253
Invesco Ltd	139,670	5,130	Regal-Beloit Corp	35,819	2,466
Lazard Ltd	11,371	521	Snap-on Inc	1,110	147
LPL Financial Holdings Inc	210,827	8,675	Stanley Black & Decker Inc	2,377	223
Nationstar Mortgage Holdings Inc (a)	2,637	68			$3,089
Ocwen Financial Corp (a)	13,485	82
PRA Group Inc (a)	110,784	5,486	Healthcare - Products - 3.22%
			Align Technology Inc (a)	138,284	7,336
Santander Consumer USA Holdings Inc	815	15
Synchrony Financial (a)	12,636	390	Bio-Techne Corp	61,187	5,692
			Bruker BioSciences Corp (a)	14,978	282
T Rowe Price Group Inc	24,179	1,903
TD Ameritrade Holding Corp	21,645	701	Cooper Cos Inc/The	2,833	447
Waddell & Reed Financial Inc	11,587	518	CR Bard Inc	7,663	1,311
		$67,533	DENTSPLY International Inc	5,995	300
			Edwards Lifesciences Corp (a)	10,600	1,329
Electric - 0.05%			Globus Medical Inc (a)	232,161	5,474
Calpine Corp (a)	7,520	157	Henry Schein Inc (a)	6,816	941
ITC Holdings Corp	13,202	562	Hill-Rom Holdings Inc	520	25
		$719	IDEXX Laboratories Inc (a)	46,348	7,342
			Intuitive Surgical Inc (a)	3,347	1,655
Electrical Components & Equipment - 1.86%			Patterson Cos Inc	1,037	52
Acuity Brands Inc	98,109	14,706	ResMed Inc	14,105	881
AMETEK Inc	237,303	11,367	Sirona Dental Systems Inc (a)	111,397	10,050
Hubbell Inc	1,297	137	St Jude Medical Inc	18,397	1,212
		$26,210	Varian Medical Systems Inc (a)	8,302	768
Electronics - 1.46%			Zimmer Holdings Inc	1,711	192
Agilent Technologies Inc	6,532	247			$45,289
Allegion PLC	7,706	416

			Healthcare - Services- 2.99%
Amphenol Corp	29,076	1,562	Acadia Healthcare Co Inc (a)	198,307	11,452
Avnet Inc	3,823	159	Centene Corp (a)	5,797	633
FLIR Systems Inc	13,477	407	Cigna Corp	2,847	304
Gentex Corp/MI	23,359	390	Covance Inc (a)	4,147	440
Keysight Technologies Inc (a)	3,268	109
			DaVita HealthCare Partners Inc (a)	8,387	630
Mettler-Toledo International Inc (a)	22,548	6,854
			Envision Healthcare Holdings Inc (a)	222,756	7,658
National Instruments Corp	13,523	407	HCA Holdings Inc (a)	4,220	299
PerkinElmer Inc	2,911	133	ICON PLC (a)	125,065	7,054
Trimble Navigation Ltd (a)	329,342	7,851
			Laboratory Corp of America Holdings (a)	4,567	524
Tyco International PLC	29,801	1,216	Mednax Inc (a)	187,931	12,759
Waters Corp (a)	6,769	806
			Universal Health Services Inc	2,666	273
		$20,557			$42,026
Engineering & Construction - 1.16%			Holding Companies - Diversified- 0.05%
Chicago Bridge & Iron Co NV ADR	13,395	462	Restaurant Brands International Inc (a)	17,069	660
Fluor Corp	8,977	481
SBA Communications Corp (a)	131,945	15,398
		$16,341	Home Builders - 0.06%
			NVR Inc (a)	385	483
Entertainment - 0.38%			Thor Industries Inc	6,255	352
Regal Entertainment Group	2,815	60			$835
Six Flags Entertainment Corp	123,170	5,291
		$5,351	Home Furnishings - 0.10%
			Harman International Industries Inc	6,246	810

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Home Furnishings (continued)			Media (continued)
Leggett & Platt Inc	9,307	$397	Starz (a)	11,155	$329
Whirlpool Corp	972	193			$6,722

		$1,400	Metal Fabrication & Hardware - 0.00%
Housewares - 0.11%			Timken Co/The	724	28
Newell Rubbermaid Inc	15,048	555	Valmont Industries Inc	219	26
Toro Co	7,666	497			$54
Tupperware Brands Corp	6,862	464
		$1,516	Mining - 0.03%
			Compass Minerals International Inc	4,558	399
Insurance - 0.22%			Tahoe Resources Inc	1,778	24
American Financial Group Inc/OH	1,630	95			$423
Aon PLC	20,967	1,888
Arthur J Gallagher & Co	11,853	527	Miscellaneous Manufacturing - 1.08%
Brown & Brown Inc	946	29	AO Smith Corp	94,253	5,600
Erie Indemnity Co	3,320	288	Crane Co	2,412	147
Reinsurance Group of America Inc	2,614	216	Donaldson Co Inc	17,752	649
		$3,043	Dover Corp	11,339	794
			Ingersoll-Rand PLC	3,125	208
Internet - 1.68%			ITT Corp	2,809	101
CDW Corp/DE	11,806	405	Pall Corp	8,766	848
Equinix Inc	4,874	1,057	Parker-Hannifin Corp	7,327	853
Expedia Inc	9,280	797	Pentair PLC	1,819	112
F5 Networks Inc (a)	7,006	782	Trinity Industries Inc	223,903	5,927
HomeAway Inc (a)	299,056	7,623			$15,239
IAC/InterActiveCorp	4,173	254
Liberty Interactive Corp (a)	22,515	616	Office & Business Equipment - 0.02%
Liberty Ventures (a)	13,158	491	Pitney Bowes Inc	12,589	302
LinkedIn Corp (a)	8,328	1,872
Netflix Inc (a)	4,786	2,114	Oil & Gas - 3.17%
Pandora Media Inc (a)	270,480	4,490	Atwood Oceanics Inc	1,907	54
Splunk Inc (a)	9,438	488	Cabot Oil & Gas Corp	33,322	883
TripAdvisor Inc (a)	8,892	596	Cheniere Energy Inc (a)	18,993	1,356
Twitter Inc (a)	41,143	1,544	Chesapeake Energy Corp	16,455	316
VeriSign Inc (a)	10,174	554	Cimarex Energy Co	1,431	148
		$23,683	Concho Resources Inc (a)	146,006	16,185
			Continental Resources Inc/OK (a)	11,701	531
Leisure Products & Services - 1.70%			CVR Energy Inc	870	33
Harley-Davidson Inc	20,033	1,236
Jarden Corp (a)	8,051	386	EQT Corp	12,957	964
Norwegian Cruise Line Holdings Ltd (a)	11,424	500	Helmerich & Payne Inc	8,892	530
			HollyFrontier Corp	4,938	177
Polaris Industries Inc	150,880	21,816	Kosmos Energy Ltd (a)	14,347	126
		$23,938	Laredo Petroleum Inc (a)	9,266	91
Lodging - 1.06%			Murphy USA Inc (a)	2,958	206
Choice Hotels International Inc	330	19	Nabors Industries Ltd	4,001	46
Hilton Worldwide Holdings Inc (a)	18,397	478	Noble Energy Inc	24,238	1,157
Marriott International Inc/MD	160,590	11,964	Oasis Petroleum Inc (a)	13,745	185
Starwood Hotels & Resorts Worldwide Inc	6,401	461	Patterson-UTI Energy Inc	10,045	172
Wyndham Worldwide Corp	11,678	978	PBF Energy Inc	2,941	83
Wynn Resorts Ltd	6,471	957	Pioneer Natural Resources Co	36,670	5,520
		$14,857	QEP Resources Inc	3,107	63
			Range Resources Corp	91,115	4,215
Machinery - Diversified - 2.05%			Seadrill Ltd	14,239	153
Flowserve Corp	12,677	691	Seventy Seven Energy Inc (a)	1,356	5
Graco Inc	8,238	587	SM Energy Co	9,120	345
IDEX Corp	6,868	497	Southwestern Energy Co (a)	345,233	8,558
Middleby Corp/The (a)	178,935	17,003
			Tesoro Corp	7,557	618
Nordson Corp	8,749	637	Unit Corp (a)	429	13
Rockwell Automation Inc	62,514	6,809	Whiting Petroleum Corp (a)	61,870	1,858
Roper Industries Inc	4,173	644			$44,591
Wabtec Corp/DE	8,904	743
Xylem Inc/NY	18,108	617	Oil & Gas Services - 0.79%
Zebra Technologies Corp (a)	6,865	573	Cameron International Corp (a)	12,300	551
		$28,801	Dresser-Rand Group Inc (a)	6,106	489
			Dril-Quip Inc (a)	5,551	412
Media - 0.48%			FMC Technologies Inc (a)	22,167	831
Cablevision Systems Corp	26,577	503	Frank's International NV	701	11
Charter Communications Inc (a)	6,337	958	MRC Global Inc (a)	6,267	68
Discovery Communications Inc - A Shares (a)	18,324	531
Discovery Communications Inc - C Shares (a)	21,052	587	Oceaneering International Inc	158,156	8,281
DISH Network Corp (a)	12,481	878	Superior Energy Services Inc	1,460	29
			Targa Resources Corp	5,131	446
FactSet Research Systems Inc	3,878	557			$11,118
Nielsen NV	19,431	846
Scripps Networks Interactive Inc	9,692	689	Packaging & Containers - 0.22%
Sirius XM Holdings Inc (a)	237,830	844	Ball Corp	13,065	827

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Packaging & Containers (continued)			Retail (continued)
Crown Holdings Inc (a)	12,989	$576	Dillard's Inc	2,214	$251
Packaging Corp of America	9,213	699	Dollar General Corp (a)	267,159	17,916
Sealed Air Corp	17,241	698	Dollar Tree Inc (a)	18,970	1,349
Silgan Holdings Inc	5,934	305	Domino's Pizza Inc	5,102	505
		$3,105	Family Dollar Stores Inc	8,299	632
			Foot Locker Inc	2,873	153
Pharmaceuticals - 5.06%			GameStop Corp	774	27
Akorn Inc (a)	70,513	3,002
Alkermes PLC (a)	9,879	714	Gap Inc/The	23,011	948
			Kohl's Corp	1,556	93
AmerisourceBergen Corp	22,696	2,157	L Brands Inc	72,128	6,104
Cardinal Health Inc	3,747	312	Macy's Inc	25,619	1,637
Catamaran Corp (a)	16,514	824
			Michaels Cos Inc/The (a)	2,415	62
Endo International PLC (a)	12,157	968
			Nordstrom Inc	12,717	969
Herbalife Ltd	10,346	315	O'Reilly Automotive Inc (a)	151,879	28,456
Jazz Pharmaceuticals PLC (a)	5,969	1,011
Mallinckrodt PLC (a)	70,388	7,460	Penske Automotive Group Inc	2,570	124
			PetSmart Inc	9,099	743
Mead Johnson Nutrition Co	277,257	27,306	PVH Corp	90,844	10,016
Mylan Inc/PA (a)	37,557	1,996
			Rite Aid Corp (a)	88,722	619
Pacira Pharmaceuticals Inc/DE (a)	32,434	3,482
			Ross Stores Inc	234,481	21,504
Perrigo Co PLC	76,797	11,654	Signet Jewelers Ltd	4,401	533
Pharmacyclics Inc (a)	4,862	821
Quintiles Transnational Holdings Inc (a)	3,440	208	Tiffany & Co	114,144	9,889
Salix Pharmaceuticals Ltd (a)	5,064	682	Tractor Supply Co	169,800	13,783
			Ulta Salon Cosmetics & Fragrance Inc (a)	5,899	778
Zoetis Inc	193,491	8,268	Urban Outfitters Inc (a)	283,146	9,870
		$71,180	Williams-Sonoma Inc	209,217	16,372
Pipelines - 0.03%			World Fuel Services Corp	2,115	104
ONEOK Inc	10,381	457			$167,937
			Semiconductors - 3.09%
Real Estate - 0.11%			Altera Corp	15,924	524
Brookdale Senior Living Inc (a)	13,707	462	Analog Devices Inc	11,438	596
CBRE Group Inc (a)	24,854	804	Applied Materials Inc	75,236	1,718
Jones Lang LaSalle Inc	1,618	238	ARM Holdings PLC ADR	58,060	2,720
		$1,504	Atmel Corp	57,210	477
			Avago Technologies Ltd	19,948	2,052
REITS - 0.77%			Integrated Device Technology Inc (a)	698,502	12,776
Apartment Investment & Management Co	11,240	448	IPG Photonics Corp (a)	87,473	6,529
Boston Properties Inc	2,497	347	KLA-Tencor Corp	12,075	742
Columbia Property Trust Inc	2,549	62	Lam Research Corp	5,861	448
Crown Castle International Corp	29,614	2,562	Linear Technology Corp	21,887	984
Equity LifeStyle Properties Inc	8,200	449	Maxim Integrated Products Inc	24,007	794
Extra Space Storage Inc	10,288	679	Microchip Technology Inc	18,526	835
Federal Realty Investment Trust	3,963	570	NVIDIA Corp	12,437	239
Health Care REIT Inc	15,366	1,259	ON Semiconductor Corp (a)	30,732	308
Healthcare Trust of America Inc	1,927	57	Skyworks Solutions Inc	129,518	10,757
Iron Mountain Inc	14,665	584	Teradyne Inc	3,055	55
NorthStar Realty Finance Corp	6,299	119	Xilinx Inc	24,822	957
Omega Healthcare Investors Inc	5,621	247			$43,511
Outfront Media Inc	1,323	37
Paramount Group Inc (a)	1,040	20	Shipbuilding - 0.05%
Plum Creek Timber Co Inc	11,605	517	Huntington Ingalls Industries Inc	5,642	658
Tanger Factory Outlet Centers Inc	7,727	304
Taubman Centers Inc	8,031	658	Software - 6.60%
Urban Edge Properties	2,866	68	Activision Blizzard Inc	29,961	626
Ventas Inc	12,350	986	Akamai Technologies Inc (a)	198,798	11,561
Vornado Realty Trust	5,732	633	ANSYS Inc (a)	79,747	6,433
Weyerhaeuser Co	7,511	269	athenahealth Inc (a)	3,022	422
		$10,875	Autodesk Inc (a)	16,444	888
Retail - 11.94%			Broadridge Financial Solutions Inc	11,059	531
Advance Auto Parts Inc	6,693	1,064	Cerner Corp (a)	115,261	7,647
AutoNation Inc (a)	9,371	559	Citrix Systems Inc (a)	13,585	805
AutoZone Inc (a)	2,993	1,787	Dun & Bradstreet Corp/The	1,796	207
Bed Bath & Beyond Inc (a)	7,190	538	Electronic Arts Inc (a)	22,077	1,211
Best Buy Co Inc	11,675	411	Envestnet Inc (a)	133,888	6,891
Big Lots Inc	2,161	99	Fidelity National Information Services Inc	4,853	303
Brinker International Inc	8,828	516	Fiserv Inc (a)	161,361	11,703
Buffalo Wild Wings Inc (a)	51,803	9,238	Guidewire Software Inc (a)	198,580	9,949
CarMax Inc (a)	12,128	753	Informatica Corp (a)	13,439	560
Chipotle Mexican Grill Inc (a)	2,850	2,023	Intuit Inc	26,010	2,258
Coach Inc	25,149	935	Paychex Inc	26,571	1,203
Copart Inc (a)	15,296	560	PTC Inc (a)	16,122	539
CST Brands Inc	8,764	378	Rackspace Hosting Inc (a)	10,749	483
Dick's Sporting Goods Inc	109,173	5,639	Red Hat Inc (a)	151,579	9,670
			ServiceNow Inc (a)	105,177	7,668

See accompanying notes

				Schedule of Investments
				MidCap Growth Fund III
				January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Software (continued)
SolarWinds Inc (a)	8,927			$430
Tableau Software Inc (a)	5,180			418
Ultimate Software Group Inc/The (a)	65,198			9,650
Veeva Systems Inc (a)	5,134			148
Workday Inc (a)	7,476			594
				$92,798

Telecommunications - 1.67%
ARRIS Group Inc (a)	17,101			448
CommScope Holding Co Inc (a)	8,466			238
EchoStar Corp (a)	1,437			75
Fortinet Inc (a)	443,834			13,268
Harris Corp	2,943			198
Juniper Networks Inc	12,758			290
Level 3 Communications Inc (a)	27,111			1,349
NeuStar Inc (a)	244,060			6,416
Palo Alto Networks Inc (a)	4,374			553
Windstream Holdings Inc	76,687			610
				$23,445

Toys, Games & Hobbies - 0.44%
Hasbro Inc	113,458			6,231

Transportation - 2.00%
CH Robinson Worldwide Inc	13,699			975
Expeditors International of Washington Inc	18,219			796
Genesee & Wyoming Inc (a)	3,262			269
JB Hunt Transport Services Inc	147,917			11,776
Kansas City Southern	6,801			749
Kirby Corp (a)	7,747			561
Landstar System Inc	6,112			392
Old Dominion Freight Line Inc (a)	180,477			12,655
				$28,173
TOTAL COMMON STOCKS				$1,332,120
INVESTMENT COMPANIES - 5.62%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 5.62%
BlackRock Liquidity Funds TempFund	53,989,343			53,989
Portfolio
Goldman Sachs Financial Square Funds -	23,376,079			23,376
Money Market Fund
JP Morgan Prime Money Market Fund	1,697,865			1,698
				$79,063
TOTAL INVESTMENT COMPANIES				$79,063
Total Investments				$1,411,183
Liabilities in Excess of Other Assets, Net - (0.30)%				$(4,253)
TOTAL NET ASSETS - 100.00%				$1,406,930

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector				Percent
Consumer, Non-cyclical				27.71%
Consumer, Cyclical				22.33%
Industrial				15.09%
Technology				11.48%
Financial				7.22%
Exchange Traded Funds				5.62%
Communications				5.05%
Energy				3.99%
Basic Materials				1.71%
Diversified				0.05%
Utilities				0.05%
Liabilities in Excess of Other Assets, Net				(0.30)%
TOTAL NET ASSETS				100.00%

See accompanying notes

		Schedule of Investments
MidCap Growth Fund III
January 31, 2015 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2015	Long	543	$78,804		$77,725	$(1,079)
Total						$(1,079)
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2015 (unaudited)

COMMON STOCKS - 98.34%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 1.35%			Chemicals (continued)
Alliant Techsystems Inc	21,928	$2,858	Sensient Technologies Corp	33,071	$2,017
B/E Aerospace Inc (a)	72,318	4,218	Valspar Corp/The	52,351	4,368
Esterline Technologies Corp (a)	21,934	2,459			$32,339
Exelis Inc	128,248	2,194
KLX Inc (a)	36,159	1,421	Coal - 0.10%
Triumph Group Inc	34,877	1,990	Peabody Energy Corp	186,412	1,161
		$15,140
			Commercial Services - 4.97%
Airlines - 0.80%			Aaron's Inc	44,296	1,402
Alaska Air Group Inc	90,349	6,132	Apollo Education Group Inc (a)	66,331	1,676
JetBlue Airways Corp (a)	168,335	2,826
			CDK Global Inc	110,311	4,982
		$8,958	Corporate Executive Board Co	23,102	1,583
Apparel - 1.08%			Deluxe Corp	34,112	2,215
Carter's Inc	36,333	2,961	DeVry Education Group Inc	39,482	1,674
Deckers Outdoor Corp (a)	23,786	1,571	FTI Consulting Inc (a)	28,173	1,146
Hanesbrands Inc	68,600	7,640	Gartner Inc (a)	60,452	5,091
		$12,172	Global Payments Inc	46,449	4,056
			Graham Holdings Co	3,024	2,828
Automobile Parts & Equipment - 0.22%			HMS Holdings Corp (a)	60,287	1,193
Dana Holding Corp	116,629	2,434	Live Nation Entertainment Inc (a)	99,216	2,358
			ManpowerGroup Inc	54,348	3,961
Banks - 4.27%			Rent-A-Center Inc/TX	36,330	1,245
Associated Banc-Corp	104,374	1,754	Rollins Inc	43,973	1,453
BancorpSouth Inc	58,732	1,166	RR Donnelley & Sons Co	137,210	2,260
Bank of Hawaii Corp	30,131	1,701	SEI Investments Co	89,581	3,599
Cathay General Bancorp	50,904	1,216	Service Corp International/US	142,597	3,227
City National Corp/CA	32,929	2,855	Sotheby's	42,167	1,794
Commerce Bancshares Inc/MO	56,869	2,275	Towers Watson & Co	48,028	5,691
			WEX Inc (a)	26,623	2,451
Cullen/Frost Bankers Inc	37,675	2,347
East West Bancorp Inc	98,583	3,567			$55,885
First Horizon National Corp	161,554	2,099	Computers - 2.87%
FirstMerit Corp	113,585	1,861	3D Systems Corp (a)	71,794	2,088
Fulton Financial Corp	127,228	1,419	Cadence Design Systems Inc (a)	201,022	3,616
Hancock Holding Co	56,016	1,462	Convergys Corp	68,911	1,320
International Bancshares Corp	39,789	896	Diebold Inc	44,383	1,385
PacWest Bancorp	66,487	2,843	DST Systems Inc	20,125	1,946
Prosperity Bancshares Inc	41,206	1,887	Jack Henry & Associates Inc	56,159	3,447
Signature Bank/New York NY (a)	34,553	4,047	Leidos Holdings Inc	42,726	1,769
SVB Financial Group (a)	34,920	3,942	Lexmark International Inc	42,437	1,694
Synovus Financial Corp	93,788	2,417	Mentor Graphics Corp	67,188	1,546
TCF Financial Corp	114,842	1,688	NCR Corp (a)	115,647	2,937
Trustmark Corp	46,314	989	Riverbed Technology Inc (a)	106,520	2,192
Umpqua Holdings Corp	149,203	2,314	Science Applications International Corp	27,770	1,355
Valley National Bancorp	151,026	1,371	Synopsys Inc (a)	107,012	4,600
Webster Financial Corp	61,975	1,892	VeriFone Systems Inc (a)	77,641	2,437
		$48,008			$32,332

Beverages - 0.17%			Consumer Products - 0.66%
Boston Beer Co Inc/The (a)	6,135	1,930	Church & Dwight Co Inc	91,868	7,434

Biotechnology - 0.75%			Distribution & Wholesale - 0.90%
Bio-Rad Laboratories Inc (a)	14,120	1,616	Ingram Micro Inc (a)	107,086	2,696
Charles River Laboratories International Inc	32,223	2,235	LKQ Corp (a)	208,106	5,371
(a)
United Therapeutics Corp (a)	32,626	4,604	Watsco Inc	18,744	2,041
					$10,108
		$8,455
			Diversified Financial Services - 2.20%
Building Materials - 1.06%			CBOE Holdings Inc	57,960	3,737
Eagle Materials Inc	34,517	2,458	CoreLogic Inc/United States (a)	61,628	2,046
Fortune Brands Home & Security Inc	108,345	4,853	Eaton Vance Corp	81,214	3,269
Lennox International Inc	30,352	2,984	Federated Investors Inc	65,367	2,066
Louisiana-Pacific Corp (a)	97,662	1,599	Janus Capital Group Inc	100,906	1,770
		$11,894	Raymond James Financial Inc	86,516	4,553
Chemicals - 2.87%			SLM Corp	290,603	2,647
			Stifel Financial Corp (a)	45,240	2,133
Albemarle Corp	77,226	3,727
Ashland Inc	43,827	5,195	Waddell & Reed Financial Inc	57,421	2,567
Cabot Corp	43,984	1,865			$24,788
Cytec Industries Inc	49,496	2,375	Electric - 2.69%
Minerals Technologies Inc	23,696	1,548	Alliant Energy Corp	76,184	5,227
NewMarket Corp	7,315	3,289	Black Hills Corp	30,666	1,538
Olin Corp	53,699	1,346	Cleco Corp	41,464	2,254
PolyOne Corp	62,432	2,222	Great Plains Energy Inc	105,661	3,124
RPM International Inc	91,663	4,387

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Electric (continued)			Gas (continued)
Hawaiian Electric Industries Inc	70,433	$2,416	WGL Holdings Inc	34,137	$1,929
IDACORP Inc	34,522	2,344			$21,319
MDU Resources Group Inc	133,301	3,014
OGE Energy Corp	136,880	4,816	Hand & Machine Tools - 0.66%
PNM Resources Inc	54,701	1,668	Kennametal Inc	54,325	1,707
Westar Energy Inc	89,783	3,836	Lincoln Electric Holdings Inc	53,346	3,623
		$30,237	Regal-Beloit Corp	30,690	2,113
					$7,443
Electrical Components & Equipment - 1.45%
Acuity Brands Inc	29,783	4,464	Healthcare - Products - 4.29%
			Align Technology Inc (a)	49,624	2,633
Belden Inc	29,403	2,439
Energizer Holdings Inc	42,644	5,459	Bio-Techne Corp	25,461	2,368
Hubbell Inc	37,305	3,956	Cooper Cos Inc/The	33,157	5,227
			Halyard Health Inc (a)	31,958	1,424
		$16,318	Henry Schein Inc (a)	57,834	7,985
Electronics - 3.46%			Hill-Rom Holdings Inc	39,500	1,887
Arrow Electronics Inc (a)	66,550	3,663	Hologic Inc (a)	166,491	5,056
Avnet Inc	94,117	3,917	IDEXX Laboratories Inc (a)	32,745	5,187
FEI Co	28,534	2,346	ResMed Inc	95,762	5,982
Gentex Corp/MI	201,064	3,356	Sirona Dental Systems Inc (a)	38,026	3,431
Itron Inc (a)	26,823	998	STERIS Corp	40,807	2,661
Jabil Circuit Inc	132,811	2,737	Teleflex Inc	28,441	3,116
Keysight Technologies Inc (a)	115,029	3,841	Thoratec Corp (a)	37,771	1,356
Knowles Corp (a)	58,401	1,239			$48,313
Mettler-Toledo International Inc (a)	19,604	5,959
National Instruments Corp	69,218	2,082	Healthcare - Services - 2.14%
			Centene Corp (a)	40,290	4,398
Tech Data Corp (a)	26,271	1,500
			Community Health Systems Inc (a)	79,855	3,759
Trimble Navigation Ltd (a)	177,869	4,240
			Covance Inc (a)	38,858	4,127
Vishay Intertechnology Inc	93,161	1,269	Health Net Inc/CA (a)	53,510	2,899
Woodward Inc	40,087	1,788	LifePoint Hospitals Inc (a)	31,091	2,028
		$38,935	Mednax Inc (a)	68,959	4,682
Engineering & Construction - 0.46%			WellCare Health Plans Inc (a)	30,152	2,196
AECOM (a)	105,635	2,685			$24,089
Granite Construction Inc	24,737	843
KBR Inc	99,631	1,647	Home Builders - 0.93%
		$5,175	KB Home	62,530	779
			MDC Holdings Inc	26,820	671
Entertainment - 0.62%			NVR Inc (a)	2,672	3,351
Cinemark Holdings Inc	71,514	2,658	Thor Industries Inc	31,898	1,798
DreamWorks Animation SKG Inc (a)	49,745	929	Toll Brothers Inc (a)	111,183	3,849
International Game Technology	169,899	2,875			$10,448
International Speedway Corp	19,199	558
		$7,020	Home Furnishings - 0.21%
			Tempur Sealy International Inc (a)	41,830	2,302
Environmental Control - 0.57%
Clean Harbors Inc (a)	37,463	1,773
MSA Safety Inc	21,597	943	Housewares - 0.38%
Waste Connections Inc	85,238	3,684	Scotts Miracle-Gro Co/The	30,492	1,934
			Tupperware Brands Corp	34,592	2,339
		$6,400			$4,273
Food - 2.24%
Dean Foods Co	64,432	1,168	Insurance - 4.35%	11,061	4,890
Flowers Foods Inc	126,865	2,481	Alleghany Corp (a)
Hain Celestial Group Inc (a)	69,306	3,657	American Financial Group Inc/OH	50,689	2,942
			Arthur J Gallagher & Co	110,822	4,924
Ingredion Inc	49,351	3,980	Aspen Insurance Holdings Ltd	42,738	1,851
Lancaster Colony Corp	13,332	1,199
Post Holdings Inc (a)	35,264	1,666	Brown & Brown Inc	80,958	2,498
SUPERVALU Inc (a)	141,662	1,380	Everest Re Group Ltd	31,073	5,325
			First American Financial Corp	73,663	2,506

Tootsie Roll Industries Inc	13,701	427
TreeHouse Foods (a) Inc	29,068	2,636	Hanover Insurance Group Inc/The	30,237	2,086
United Natural Foods Inc (a)	34,259	2,648	HCC Insurance Holdings Inc	66,476	3,546
WhiteWave Foods Co/The (a)	119,737	3,948	Kemper Corp	34,359	1,199
			Mercury General Corp	24,945	1,426
		$25,190	Old Republic International Corp	166,621	2,339
Forest Products & Paper - 0.15%			Primerica Inc	36,493	1,812
Domtar Corp	44,274	1,696	Reinsurance Group of America Inc	47,176	3,907
			RenaissanceRe Holdings Ltd	26,459	2,530
			StanCorp Financial Group Inc	28,870	1,791
Gas - 1.89%			WR Berkley Corp	69,723	3,416
Atmos Energy Corp	68,944	3,924			$48,988
National Fuel Gas Co	57,816	3,667
ONE Gas Inc	35,747	1,580	Internet - 0.93%
Questar Corp	120,356	3,123	AOL Inc (a)	53,487	2,313
UGI Corp	118,411	4,380	Equinix Inc	37,635	8,162
Vectren Corp	56,682	2,716			$10,475

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Iron & Steel - 1.09%			Oil & Gas (continued)
Carpenter Technology Corp	36,561	$1,387	Rosetta Resources Inc (a)	42,227	$721
Cliffs Natural Resources Inc	105,205	675	Rowan Cos PLC	85,526	1,806
Commercial Metals Co	81,143	1,089	SM Energy Co	46,290	1,751
Reliance Steel & Aluminum Co	53,618	2,808	Unit Corp (a)	31,661	943
Steel Dynamics Inc	165,103	2,813	Western Refining Inc	50,114	1,861
United States Steel Corp	99,910	2,442	WPX Energy Inc (a)	139,662	1,489
Worthington Industries Inc	34,800	1,042			$24,882

		$12,256	Oil & Gas Services - 1.52%
Leisure Products & Services - 1.49%			CARBO Ceramics Inc	13,480	442
Brunswick Corp/DE	63,835	3,465	Dresser-Rand Group Inc (a)	52,639	4,215
Jarden Corp (a)	122,865	5,900	Dril-Quip Inc (a)	27,108	2,012
Life Time Fitness Inc (a)	24,718	1,351	Helix Energy Solutions Group Inc (a)	67,404	1,265
Polaris Industries Inc	41,950	6,066	NOW Inc (a)	73,527	1,835
		$16,782	Oceaneering International Inc	72,115	3,776
			Oil States International Inc (a)	36,516	1,500
Machinery - Construction & Mining - 0.36%			Superior Energy Services Inc	104,502	2,090
Oshkosh Corp	54,804	2,348			$17,135
Terex Corp	74,442	1,674
		$4,022	Packaging & Containers - 1.77%
			Bemis Co Inc	68,592	3,039
Machinery - Diversified - 2.04%			Greif Inc - Class A	23,276	889
AGCO Corp	57,480	2,491	Packaging Corp of America	67,563	5,125
Cognex Corp (a)	59,777	2,197
			Rock-Tenn Co	96,178	6,242
Graco Inc	40,840	2,909	Silgan Holdings Inc	29,949	1,540
IDEX Corp	54,525	3,945	Sonoco Products Co	69,539	3,073
Nordson Corp	40,298	2,936			$19,908
Wabtec Corp/DE	66,102	5,516
Zebra Technologies Corp (a)	34,970	2,919	Pharmaceuticals - 1.56%
		$22,913	Akorn Inc (a)	51,170	2,179
			Omnicare Inc	67,221	5,040
Media - 1.14%			Owens & Minor Inc	43,319	1,483
AMC Networks Inc (a)	40,607	2,709
			Salix Pharmaceuticals Ltd (a)	43,761	5,893
FactSet Research Systems Inc	26,662	3,828	VCA Inc (a)	57,772	3,010
John Wiley & Sons Inc	32,220	1,996			$17,605
Meredith Corp	25,031	1,303
New York Times Co/The	89,803	1,131	Publicly Traded Investment Fund - 0.51%
Time Inc	74,873	1,875	iShares Core S&P Mid-Cap ETF	40,225	5,759
		$12,842

Metal Fabrication & Hardware - 0.42%			Real Estate - 0.51%
Timken Co/The	51,160	1,944	Alexander & Baldwin Inc	31,138	1,192
TimkenSteel Corp	26,327	711	Jones Lang LaSalle Inc	30,781	4,527
Valmont Industries Inc	16,898	2,030			$5,719

		$4,685	REITS - 10.87%
Mining - 0.47%			Alexandria Real Estate Equities Inc	49,451	4,823
Compass Minerals International Inc	23,066	2,016	American Campus Communities Inc	72,188	3,173
Royal Gold Inc	44,772	3,244	BioMed Realty Trust Inc	135,591	3,315
		$5,260	Camden Property Trust	59,333	4,572
			Corporate Office Properties Trust	63,538	1,906
Miscellaneous Manufacturing - 2.27%			Corrections Corp of America	79,988	3,145
AO Smith Corp	51,655	3,069	Duke Realty Corp	234,668	5,123
AptarGroup Inc	44,451	2,805	Equity One Inc	52,723	1,436
Carlisle Cos Inc	44,065	3,952	Extra Space Storage Inc	75,894	5,009
CLARCOR Inc	34,423	2,152	Federal Realty Investment Trust	46,789	6,727
Crane Co	34,025	2,074	Highwoods Properties Inc	62,679	2,946
Donaldson Co Inc	87,695	3,206	Home Properties Inc	39,396	2,777
Harsco Corp	55,495	819	Hospitality Properties Trust	102,941	3,355
ITT Corp	62,905	2,253	Kilroy Realty Corp	57,656	4,275
SPX Corp	28,206	2,357	Lamar Advertising Co	55,050	3,084
Trinity Industries Inc	106,882	2,829	LaSalle Hotel Properties	76,687	3,103
		$25,516	Liberty Property Trust	102,012	4,111
Office Furnishings - 0.24%			Mack-Cali Realty Corp	57,472	1,121
Herman Miller Inc	40,851	1,187	Mid-America Apartment Communities Inc	51,680	4,099
HNI Corp	30,488	1,501	National Retail Properties Inc	90,573	3,880
		$2,688	Omega Healthcare Investors Inc	87,509	3,838
			Potlatch Corp	27,879	1,111
Oil & Gas - 2.21%			Rayonier Inc	87,027	2,554
Atwood Oceanics Inc	41,103	1,175	Realty Income Corp	152,927	8,306
California Resources Corp (a)	209,686	1,073	Regency Centers Corp	64,034	4,390
Energen Corp	50,272	3,188	Senior Housing Properties Trust	140,015	3,261
Gulfport Energy Corp (a)	58,738	2,261	SL Green Realty Corp	66,282	8,352
HollyFrontier Corp	134,419	4,828	Tanger Factory Outlet Centers Inc	65,857	2,592
Murphy USA Inc (a)	29,520	2,061	Taubman Centers Inc	43,486	3,564
Patterson-UTI Energy Inc	100,547	1,725	UDR Inc	175,268	5,829

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held		Value(000	's)

REITS (continued)			Software (continued)
Urban Edge Properties	59,862	$1,421	Solera Holdings Inc	46,854		$ 2,418
Weingarten Realty Investors	77,253	2,895	Tyler Technologies Inc (a)	22,686		2,406
WP GLIMCHER Inc	126,415	2,235	Ultimate Software Group Inc/The (a)	19,483		2,884
		$122,328				$40,467

Retail - 6.28%			Telecommunications - 1.98%
Abercrombie & Fitch Co	49,010	1,251	ARRIS Group Inc (a)	90,476		2,372
Advance Auto Parts Inc	50,128	7,970	Ciena Corp (a)	73,183		1,355
American Eagle Outfitters Inc	120,208	1,688	Fortinet Inc (a)	95,099		2,843
ANN Inc (a)	31,395	1,039	InterDigital Inc/PA	25,522		1,276
Ascena Retail Group Inc (a)	90,448	1,046	JDS Uniphase Corp (a)	159,222		1,934
Big Lots Inc	36,707	1,685	NeuStar Inc (a)	37,687		991
Brinker International Inc	43,646	2,550	Plantronics Inc	29,479		1,351
Cabela's Inc (a)	32,708	1,797	Polycom Inc (a)	93,728		1,247
Cheesecake Factory Inc/The	31,610	1,660	Qorvo Inc (a)	99,893		7,379
Chico's FAS Inc	105,026	1,752	Telephone & Data Systems Inc	67,433		1,568
Copart Inc (a)	78,083	2,858				$22,316
CST Brands Inc	53,334	2,299
Dick's Sporting Goods Inc	67,374	3,480	Transportation - 1.74%
Domino's Pizza Inc	37,775	3,742	Con-way Inc	39,776		1,630
			Genesee & Wyoming Inc (a)	35,151		2,898
Foot Locker Inc	97,576	5,193
Guess? Inc	43,898	824	JB Hunt Transport Services Inc	63,559		5,060
			Kirby Corp (a)	39,185		2,840
HSN Inc	22,298	1,727
JC Penney Co Inc (a)	209,353	1,522	Landstar System Inc	30,723		1,969
			Old Dominion Freight Line Inc (a)	46,746		3,278
Kate Spade & Co (a)	87,292	2,752
MSC Industrial Direct Co Inc	34,692	2,604	Tidewater Inc	34,150		999
Office Depot Inc (a)	332,902	2,530	Werner Enterprises Inc	30,598		873
Panera Bread Co (a)	17,595	3,024				$19,547
Signet Jewelers Ltd	55,061	6,668	Trucking & Leasing - 0.15%
Wendy's Co/The	188,132	1,983	GATX Corp	30,354		1,735
Williams-Sonoma Inc	58,814	4,602
World Fuel Services Corp	49,489	2,424
		$70,670	Water - 0.29%
			Aqua America Inc	121,301		3,281
Savings & Loans - 0.71%
First Niagara Financial Group Inc	243,065	1,974	TOTAL COMMON STOCKS			$1,106,620
New York Community Bancorp Inc	303,982	4,696	INVESTMENT COMPANIES - 1.46%	Shares Held	Value	(000	's)
Washington Federal Inc	67,425	1,339
		$8,009	Publicly Traded Investment Fund - 1.46%
			BlackRock Liquidity Funds FedFund Portfolio	16,432,604		16,433
Semiconductors - 3.09%
Advanced Micro Devices Inc (a)	431,289	1,108	TOTAL INVESTMENT COMPANIES			$16,433
Atmel Corp	286,615	2,388	Total Investments			$1,123,053
Cree Inc (a)	82,027	2,901
Cypress Semiconductor Corp (a)	101,871	1,501	Other Assets in Excess of Liabilities, Net - 0.20%			$2,292
Fairchild Semiconductor International Inc (a)	81,565	1,252	TOTAL NET ASSETS - 100.00%			$1,125,345
Integrated Device Technology Inc (a)	102,084	1,867
Intersil Corp	88,942	1,273	(a) Non-Income Producing Security
IPG Photonics Corp (a)	24,368	1,819
Rovi Corp (a)	65,055	1,503
Semtech Corp (a)	45,841	1,167
Silicon Laboratories Inc (a)	27,067	1,184	Portfolio Summary (unaudited)
Skyworks Solutions Inc	130,929	10,874	Sector			Percent
SunEdison Inc (a)	173,057	3,241	Financial			22.91%
Teradyne Inc	148,675	2,691	Industrial			18.10%
		$34,769	Consumer, Non-cyclical			16.78%
			Consumer, Cyclical			13.15%
Shipbuilding - 0.34%			Technology			9.56%
Huntington Ingalls Industries Inc	33,162	3,867	Utilities			4.87%
			Basic Materials			4.58%
Software - 3.60%			Communications			4.05%
ACI Worldwide Inc (a)	78,931	1,458	Energy			3.83%
Acxiom Corp (a)	52,886	962	Exchange Traded Funds			1.97%
Advent Software Inc	30,533	1,278	Other Assets in Excess of Liabilities, Net			0.20%
Allscripts Healthcare Solutions Inc (a)	116,365	1,386	TOTAL NET ASSETS			100.00%
ANSYS Inc (a)	63,117	5,092
Broadridge Financial Solutions Inc	82,419	3,955
CommVault Systems Inc (a)	29,542	1,287
Fair Isaac Corp	22,048	1,573
Informatica Corp (a)	74,630	3,111
MSCI Inc	76,935	4,141
PTC Inc (a)	79,658	2,661
Rackspace Hosting Inc (a)	81,825	3,679
SolarWinds Inc (a)	45,190	2,176

See accompanying notes

		Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2015 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2015	Long	121	$17,571		$17,320	$(251)
Total						$(251)
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap Value Fund I
January 31, 2015 (unaudited)

COMMON STOCKS - 96.41%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.08%			Building Materials - 1.28%
Interpublic Group of Cos Inc/The	76,407	$1,524	Armstrong World Industries Inc (a)	191,735	$9,721
			Fortune Brands Home & Security Inc	287,829	12,892
			Owens Corning Inc	36,677	1,469
Aerospace & Defense - 1.80%			Vulcan Materials Co	17,340	1,222
Alliant Techsystems Inc	131,193	17,096			$25,304
Exelis Inc	79,708	1,364
L-3 Communications Holdings Inc	19,751	2,431	Chemicals - 2.57%
Rockwell Collins Inc	2,134	183	Albemarle Corp	7,053	340
Spirit AeroSystems Holdings Inc (a)	23,889	1,076	Ashland Inc	6,119	725
Triumph Group Inc	234,338	13,371	Axalta Coating Systems Ltd (a)	309,690	7,950
		$35,521	Celanese Corp	174,599	9,387
			CF Industries Holdings Inc	53,188	16,242
Agriculture - 0.42%			Cytec Industries Inc	25,390	1,218
Bunge Ltd	91,720	8,212	Eastman Chemical Co	1,800	128
			Huntsman Corp	38,787	852
Airlines - 0.23%			Mosaic Co/The	115,406	5,619
Alaska Air Group Inc	15,414	1,046	Rayonier Advanced Materials Inc	4,952	85
Copa Holdings SA	953	103	RPM International Inc	1,298	62
Southwest Airlines Co	77,146	3,485	Sigma-Aldrich Corp	5,678	781
		$4,634	Valspar Corp/The	81,133	6,769
			Westlake Chemical Corp	10,624	609
Apparel - 0.02%					$50,767
Ralph Lauren Corp	1,950	325
			Coal - 0.03%
			Consol Energy Inc	20,111	582
Automobile Manufacturers - 0.07%
Ford Motor Co	6,484	95
PACCAR Inc	20,190	1,214	Commercial Services - 1.82%
		$1,309	ADT Corp/The	30,168	1,038
			Apollo Education Group Inc (a)	77,581	1,960
Automobile Parts & Equipment - 0.14%			Booz Allen Hamilton Holding Corp	22,919	667
Lear Corp	13,924	1,397	Cintas Corp	2,684	211
TRW Automotive Holdings Corp (a)	9,927	1,024	DeVry Education Group Inc	31,579	1,339
Visteon Corp (a)	3,982	386	Equifax Inc	5,010	423
		$2,807	Global Payments Inc	24,151	2,109
Banks - 4.74%			Graham Holdings Co	465	435
			Hertz Global Holdings Inc (a)	590,804	12,123
Associated Banc-Corp	21,251	357
Bank of Hawaii Corp	39,851	2,250	KAR Auction Services Inc	66,618	2,272
BankUnited Inc	42,606	1,179	ManpowerGroup Inc	7,029	512
			Quanta Services Inc (a)	14,281	378
BB&T Corp	15,190	536
BOK Financial Corp	9,198	497	RR Donnelley & Sons Co	102,120	1,682
CIT Group Inc	40,185	1,761	Service Corp International/US	68,324	1,546
City National Corp/CA	8,367	725	Total System Services Inc	33,628	1,190
Comerica Inc	16,091	668	Towers Watson & Co	5,731	679
			Vectrus Inc (a)	4,165	116
Commerce Bancshares Inc/MO	11,385	455	WEX Inc (a)	79,747	7,341
Cullen/Frost Bankers Inc	17,066	1,064
East West Bancorp Inc	61,299	2,217			$36,021
Fifth Third Bancorp	617,123	10,676	Computers - 1.83%
First Horizon National Corp	324,722	4,218	Amdocs Ltd	13,875	668
First Republic Bank/CA	12,187	621	Brocade Communications Systems Inc	1,278,311	14,215
Fulton Financial Corp	95,417	1,064	Computer Sciences Corp	47,050	2,855
Huntington Bancshares Inc/OH	1,930,243	19,341	Diebold Inc	800	25
KeyCorp	94,164	1,223	DST Systems Inc	15,841	1,532
M&T Bank Corp	60,626	6,861	Genpact Ltd (a)	21,731	436
Northern Trust Corp	59,399	3,884	Hewlett-Packard Co	57,562	2,080
PacWest Bancorp	7,959	340	Lexmark International Inc	33,193	1,325
Regions Financial Corp	205,224	1,786	NCR Corp (a)	20,226	514
Signature Bank/New York NY (a)	95,608	11,199	NetApp Inc	141,594	5,352
SunTrust Banks Inc	126,601	4,864	SanDisk Corp	10,496	797
SVB Financial Group (a)	3,595	406	Science Applications International Corp	862	42
Synovus Financial Corp	37,441	965	Synopsys Inc (a)	13,423	577
TCF Financial Corp	102,602	1,508	Teradata Corp (a)	4,433	197
Zions Bancorporation	540,599	12,952	Western Digital Corp	57,190	5,561
		$93,617			$36,176

Beverages - 0.76%			Consumer Products - 0.18%
Molson Coors Brewing Co	198,381	15,063	Avery Dennison Corp	8,282	433
			Clorox Co/The	28,779	3,071
Biotechnology - 0.10%					$3,504
Alnylam Pharmaceuticals Inc (a)	14,580	1,368
Bio-Rad Laboratories Inc (a)	2,767	317	Cosmetics & Personal Care - 0.02%
			Avon Products Inc	60,263	466
Charles River Laboratories International Inc	4,156	288
(a)
		$1,973

See accompanying notes

Schedule of Investments
MidCap Value Fund I
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Distribution & Wholesale - 0.64%			Electronics (continued)
Fossil Group Inc (a)	69,292	$6,777	Vishay Intertechnology Inc	18,046	$246
Genuine Parts Co	32,574	3,028			$12,512
Ingram Micro Inc (a)	101,202	2,548
WESCO International Inc (a)	5,921	395	Engineering & Construction - 0.10%
			AECOM (a)	40,035	1,018
		$12,748	Fluor Corp	8,253	442
Diversified Financial Services - 4.19%			Jacobs Engineering Group Inc (a)	11,671	445
Air Lease Corp	12,713	444			$1,905
Ameriprise Financial Inc	65,060	8,129
CoreLogic Inc/United States (a)	17,012	565	Entertainment - 0.10%
E*Trade Financial Corp (a)	27,845	642	Dolby Laboratories Inc	6,375	247
Federated Investors Inc	3,301	104	Gaming and Leisure Properties Inc	23,258	759
FNF Group	24,166	848	International Game Technology	22,133	375
			Madison Square Garden Co/The (a)	5,536	419
Intercontinental Exchange Inc	5,179	1,066	Penn National Gaming Inc (a)	13,859	208
Invesco Ltd	375,535	13,793
Legg Mason Inc	61,458	3,407			$2,008
NASDAQ OMX Group Inc/The	46,347	2,113	Environmental Control - 0.26%
Navient Corp	1,139,170	22,487	Covanta Holding Corp	680	14
Raymond James Financial Inc	294,607	15,503	Republic Services Inc	120,668	4,788
Santander Consumer USA Holdings Inc	10,886	194	Waste Connections Inc	6,495	281
SLM Corp	1,465,023	13,346			$5,083
Synchrony Financial (a)	4,746	147
TD Ameritrade Holding Corp	4,482	145	Food - 3.77%
		$82,933	Campbell Soup Co	31,346	1,434
			ConAgra Foods Inc	560,498	19,859
Electric - 6.42%			Ingredion Inc	24,243	1,955
AES Corp/VA	145,445	1,777	JM Smucker Co/The	45,962	4,741
Alliant Energy Corp	16,548	1,135	Kroger Co/The	160,630	11,091
Ameren Corp	191,342	8,664	Pilgrim's Pride Corp	7,318	199
Calpine Corp (a)	107,542	2,246	Pinnacle Foods Inc	7,254	261
CMS Energy Corp	43,528	1,642	Safeway Inc (a),(b),(c)	86,307	225
Consolidated Edison Inc	46,188	3,200	Tyson Foods Inc	551,175	21,518
DTE Energy Co	42,842	3,841	Whole Foods Market Inc	254,517	13,258
Edison International	99,875	6,806			$74,541
Entergy Corp	51,474	4,504
Exelon Corp	12,944	466	Forest Products & Paper - 0.39%
FirstEnergy Corp	754,172	30,416	Domtar Corp	8,546	327
Great Plains Energy Inc	18,841	558	International Paper Co	120,181	6,328
Integrys Energy Group Inc	6,242	506	MeadWestvaco Corp	19,105	961
MDU Resources Group Inc	76,997	1,741	Veritiv Corp (a)	935	48
Northeast Utilities	61,730	3,431			$7,664
NRG Energy Inc	479,706	11,829	Gas - 2.61%
OGE Energy Corp	44,910	1,580	AGL Resources Inc	13,493	761
Pepco Holdings Inc	19,595	538	Atmos Energy Corp	87,399	4,974
PG&E Corp	278,203	16,361	CenterPoint Energy Inc	153,080	3,535
Pinnacle West Capital Corp	20,117	1,411	National Fuel Gas Co	11,845	751
PPL Corp	100,407	3,564	NiSource Inc	24,584	1,063
Public Service Enterprise Group Inc	69,902	2,984	ONE Gas Inc	452	20
SCANA Corp	188,408	12,015	Questar Corp	127,737	3,315
TECO Energy Inc	54,954	1,173	Sempra Energy	288,973	32,342
Westar Energy Inc	10,061	430	UGI Corp	63,356	2,343
Wisconsin Energy Corp	17,608	982	Vectren Corp	53,234	2,551
Xcel Energy Inc	81,190	3,048			$51,655
		$126,848
			Hand & Machine Tools - 0.27%
Electrical Components & Equipment - 0.99%			Kennametal Inc	15,634	491
Energizer Holdings Inc	148,740	19,040	Lincoln Electric Holdings Inc	7,062	480
Hubbell Inc	4,383	465	Regal-Beloit Corp	6,015	414
		$19,505	Snap-on Inc	4,420	587
Electronics - 0.63%			Stanley Black & Decker Inc	35,641	3,337
Agilent Technologies Inc	61,898	2,338			$5,309
Arrow Electronics Inc (a)	25,447	1,401
			Healthcare - Products - 2.33%
Avnet Inc	9,748	406	Bio-Techne Corp	8,470	788
AVX Corp	38,092	492	Boston Scientific Corp (a)	496,721	7,356
FLIR Systems Inc	5,659	171	CareFusion Corp (a)	18,786	1,114
Garmin Ltd	10,947	573	DENTSPLY International Inc	8,854	443
Gentex Corp/MI	107,230	1,790	Hill-Rom Holdings Inc	3,257	156
GoPro Inc (a)	959	48
			Hologic Inc (a)	170,748	5,185
Jabil Circuit Inc	59,300	1,222	Hospira Inc	57,014	3,617
Keysight Technologies Inc (a)	29,451	983
Knowles Corp (a)	11,337	240	Patterson Cos Inc	64,065	3,209
			QIAGEN NV (a)	69,954	1,604
PerkinElmer Inc	44,896	2,052	Sirona Dental Systems Inc (a)	2,949	266
Tech Data Corp (a)	9,629	550
			St Jude Medical Inc	10,671	703

See accompanying notes

Schedule of Investments
MidCap Value Fund I
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Products (continued)			Insurance (continued)
Teleflex Inc	17,716	$1,940	RenaissanceRe Holdings Ltd	59,627	$5,702
Zimmer Holdings Inc	175,802	19,707	StanCorp Financial Group Inc	32,535	2,019
		$46,088	Torchmark Corp	21,145	1,059
			Unum Group	305,190	9,479
Healthcare - Services - 4.03%			Validus Holdings Ltd	343,199	13,608
Anthem Inc	9,887	1,334	Voya Financial Inc	431,351	16,827
Cigna Corp	299,692	32,016	WR Berkley Corp	8,851	434
Community Health Systems Inc (a)	11,183	527
DaVita HealthCare Partners Inc (a)	32,186	2,416	XL Group PLC	505,388	17,431
Envision Healthcare Holdings Inc (a)	174,089	5,985			$174,788
HCA Holdings Inc (a)	87,152	6,170	Internet - 1.81%
Health Net Inc/CA (a)	35,675	1,933	AOL Inc (a)	134,970	5,837
Humana Inc	49,485	7,246	Expedia Inc	111,110	9,548
Laboratory Corp of America Holdings (a)	141,566	16,249	IAC/InterActiveCorp	5,836	356
LifePoint Hospitals Inc (a)	5,926	387	Liberty Interactive Corp (a)	398,659	10,907
Mednax Inc (a)	4,604	313	Liberty Ventures (a)	5,959	223
Premier Inc (a)	7,505	244	Pandora Media Inc (a)	392,514	6,516
Quest Diagnostics Inc	49,035	3,484	Symantec Corp	97,069	2,404
Universal Health Services Inc	13,527	1,387			$35,791

		$79,691	Investment Companies - 0.23%
Holding Companies - Diversified - 0.03%			Liberty Broadband Corp - C Shares (a)	101,655	4,513
Leucadia National Corp	27,183	616

			Iron & Steel - 0.77%
Home Builders - 0.84%			Carpenter Technology Corp	184,102	6,985
DR Horton Inc	22,832	560	Nucor Corp	29,384	1,283
Lennar Corp	13,041	586	Reliance Steel & Aluminum Co	101,183	5,299
NVR Inc (a)	1,206	1,512	Steel Dynamics Inc	66,485	1,133
Pulte Group Inc	55,434	1,142	United States Steel Corp	19,294	471
Taylor Morrison Home Corp (a)	3,602	64			$15,171
Toll Brothers Inc (a)	368,271	12,749
		$16,613	Leisure Products & Services - 0.20%
			Jarden Corp (a)	12,037	578
Home Furnishings - 0.24%			Royal Caribbean Cruises Ltd	45,122	3,409
Leggett & Platt Inc	31,648	1,349			$3,987
Whirlpool Corp	17,116	3,408
		$4,757	Lodging - 1.63%
			Choice Hotels International Inc	32,496	1,867
Housewares - 0.09%			Hyatt Hotels Corp (a)	5,221	294
Newell Rubbermaid Inc	45,982	1,695	Marriott International Inc/MD	3,720	277
			MGM Resorts International (a)	787,852	15,347

Insurance - 8.84%			Starwood Hotels & Resorts Worldwide Inc	201,975	14,536
Alleghany Corp (a)	1,453	642			$32,321
Allied World Assurance Co Holdings AG	72,685	2,811	Machinery - Construction & Mining - 0.64%
American Financial Group Inc/OH	8,068	468	Joy Global Inc	8,838	371
American National Insurance Co	8,191	852	Oshkosh Corp	10,408	446
Aon PLC	48,354	4,355	Terex Corp	526,199	11,829
Arch Capital Group Ltd (a)	11,826	686			$12,646
Arthur J Gallagher & Co	240,386	10,680
Aspen Insurance Holdings Ltd	110,010	4,766	Machinery - Diversified - 0.11%
Assurant Inc	70,470	4,475	AGCO Corp	10,079	436
Assured Guaranty Ltd	114,670	2,800	Babcock & Wilcox Co/The	16,667	454
Axis Capital Holdings Ltd	9,011	459	IDEX Corp	5,637	408
Cincinnati Financial Corp	14,422	728	Roper Industries Inc	4,818	744
CNA Financial Corp	3,528	137	Xylem Inc/NY	6,733	230
Endurance Specialty Holdings Ltd	9,605	587			$2,272
Erie Indemnity Co	2,544	220	Media - 2.12%
Everest Re Group Ltd	95,106	16,299	AMC Networks Inc (a)	209,975	14,005
Genworth Financial Inc (a)	1,278,349	8,923
			Cablevision Systems Corp	78,870	1,492
Hanover Insurance Group Inc/The	15,660	1,080	DIRECTV (a)	17,640	1,504
Hartford Financial Services Group Inc/The	112,712	4,385	DISH Network Corp (a)	4,444	313
HCC Insurance Holdings Inc	8,945	477	Gannett Co Inc	43,943	1,363
Kemper Corp	32,382	1,130	John Wiley & Sons Inc	20,665	1,280
Lincoln National Corp	554,500	27,714	Liberty Media Corp - A Shares (a)	12,638	430
Loews Corp	47,414	1,814	Liberty Media Corp - C Shares (a)	407,772	13,914
Markel Corp (a)	1,090	745	News Corp (a)	60,372	899
MBIA Inc (a)	108,394	869
			Nielsen NV	9,497	414
Mercury General Corp	20,087	1,148	Scripps Networks Interactive Inc	70,381	5,004
Old Republic International Corp	267,065	3,749	Starz (a)	1,164	34
PartnerRe Ltd	11,657	1,334	Time Warner Cable Inc	9,073	1,235
ProAssurance Corp	4,006	178			$41,887
Progressive Corp/The	94,327	2,448
Protective Life Corp	6,957	487	Metal Fabrication & Hardware - 0.20%
Reinsurance Group of America Inc	9,454	783	Timken Co/The	10,152	386

See accompanying notes

Schedule of Investments
MidCap Value Fund I
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Metal Fabrication & Hardware (continued)			Packaging & Containers (continued)
TimkenSteel Corp	117,829	$3,181	Rock-Tenn Co	12,697	$824
Valmont Industries Inc	3,069	369	Sealed Air Corp	24,294	984
		$3,936	Sonoco Products Co	74,880	3,310

Mining - 0.23%					$23,768
Alcoa Inc	198,734	3,110	Pharmaceuticals - 3.38%
Newmont Mining Corp	38,918	979	Cardinal Health Inc	318,234	26,474
Royal Gold Inc	5,032	365	Endo International PLC (a)	256,676	20,434
		$4,454	Express Scripts Holding Co (a)	5,409	437
			Mylan Inc/PA (a)	207,347	11,020
Miscellaneous Manufacturing - 1.28%			Omnicare Inc	85,340	6,398
AO Smith Corp	13,983	831	Perrigo Co PLC	8,506	1,291
Carlisle Cos Inc	6,311	566	Quintiles Transnational Holdings Inc (a)	3,782	229
Crane Co	4,124	251	VCA Inc (a)	8,612	449
Donaldson Co Inc	1,659	61			$66,732
Dover Corp	11,614	813
Harsco Corp	38,924	575	Pipelines - 0.04%
Ingersoll-Rand PLC	42,433	2,817	ONEOK Inc	18,459	813
ITT Corp	9,468	339
Parker-Hannifin Corp	6,140	715
Pentair PLC	15,904	983	Real Estate - 0.51%
			Alexander & Baldwin Inc	2,651	101
SPX Corp	18,443	1,541	CBRE Group Inc (a)	61,329	1,983
Textron Inc	368,818	15,697	Forest City Enterprises Inc (a)	71,086	1,742
Trinity Industries Inc	4,823	128	Howard Hughes Corp/The (a)	190	25
		$25,317	Jones Lang LaSalle Inc	33,677	4,953
Office & Business Equipment - 1.23%			WP Carey Inc	18,776	1,349
Pitney Bowes Inc	79,723	1,911			$10,153

Xerox Corp	1,706,780	22,479	REITS - 10.72%
		$24,390	Alexandria Real Estate Equities Inc	40,757	3,975
Oil & Gas - 2.80%			American Campus Communities Inc	9,452	416
Atwood Oceanics Inc	6,701	192	American Capital Agency Corp	251,397	5,418
Chesapeake Energy Corp	820,723	15,741	American Realty Capital Properties Inc	115,142	1,067
Cimarex Energy Co	8,742	902	Annaly Capital Management Inc	206,405	2,180
CVR Energy Inc	862	33	Apartment Investment & Management Co	23,860	951
Denbury Resources Inc	76,802	530	AvalonBay Communities Inc	59,661	10,321
Diamond Offshore Drilling Inc	8,931	282	BioMed Realty Trust Inc	28,864	705
Energen Corp	6,367	404	Boston Properties Inc	14,501	2,013
EP Energy Corp (a)	3,017	31	Brandywine Realty Trust	23,845	396
EQT Corp	1,904	142	Brixmor Property Group Inc	874,664	23,703
Helmerich & Payne Inc	4,661	278	Camden Property Trust	20,058	1,545
HollyFrontier Corp	40,892	1,469	CBL & Associates Properties Inc	43,542	898
Marathon Petroleum Corp	5,372	497	Chimera Investment Corp	1,210,753	3,802
Murphy Oil Corp	15,696	705	Columbia Property Trust Inc	15,635	382
Murphy USA Inc (a)	8,240	576	Corporate Office Properties Trust	16,060	482
Nabors Industries Ltd	35,735	411	Corrections Corp of America	21,938	862
Newfield Exploration Co (a)	18,164	541	DDR Corp	855,457	16,766
Noble Energy Inc	9,057	432	Digital Realty Trust Inc	12,200	890
Patterson-UTI Energy Inc	9,414	162	Douglas Emmett Inc	72,366	2,061
PBF Energy Inc	6,308	177	Duke Realty Corp	138,216	3,017
QEP Resources Inc	20,939	423	Equity LifeStyle Properties Inc	40,092	2,195
Rowan Cos PLC	16,567	350	Essex Property Trust Inc	4,879	1,103
SandRidge Energy Inc (a)	66,024	93	Federal Realty Investment Trust	3,013	433
Seadrill Ltd	33,088	355	General Growth Properties Inc	208,312	6,287
Seventy Seven Energy Inc (a)	2,641	10	HCP Inc	101,242	4,788
Southwestern Energy Co (a)	625,252	15,500	Health Care REIT Inc	32,036	2,626
Tesoro Corp	176,005	14,385	Healthcare Trust of America Inc	39,995	1,178
Unit Corp (a)	13,678	407	Home Properties Inc	17,452	1,230
Whiting Petroleum Corp (a)	14,211	427	Hospitality Properties Trust	61,603	2,008
		$55,455	Host Hotels & Resorts Inc	244,658	5,601
			Iron Mountain Inc	46,646	1,858
Oil & Gas Services - 0.07%			Kilroy Realty Corp	12,638	937
Cameron International Corp (a)	10,393	466
			Kimco Realty Corp	36,998	1,023
Frank's International NV	3,969	65	Liberty Property Trust	60,708	2,446
MRC Global Inc (a)	13,529	146
Oil States International Inc (a)	6,255	257	Macerich Co/The	15,585	1,341
			Mack-Cali Realty Corp	27,959	545
Superior Energy Services Inc	19,454	389	MFA Financial Inc	492,369	3,860
		$1,323	Mid-America Apartment Communities Inc	17,769	1,409
Packaging & Containers - 1.20%			National Retail Properties Inc	11,885	509
Ball Corp	31,621	2,002	Omega Healthcare Investors Inc	11,289	495
Bemis Co Inc	67,812	3,004	Outfront Media Inc	16,807	476
Crown Holdings Inc (a)	16,020	710	Paramount Group Inc (a)	19,064	369
Owens-Illinois Inc (a)	8,771	205	Piedmont Office Realty Trust Inc	20,568	402
Packaging Corp of America	167,825	12,729	Plum Creek Timber Co Inc	10,581	471

See accompanying notes

Schedule of Investments
MidCap Value Fund I
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value	(000	's)

REITS (continued)			Semiconductors (continued)
Post Properties Inc	24,659	$1,498	Teradyne Inc	24,285		$439
Prologis Inc	122,968	5,551				$68,782
Rayonier Inc	1,985	58
Realty Income Corp	19,961	1,084	Shipbuilding - 0.10%
Regency Centers Corp	46,496	3,188	Huntington Ingalls Industries Inc	17,208		2,006
Retail Properties of America Inc	156,453	2,767
RLJ Lodging Trust	382,059	13,017	Software - 3.46%
Senior Housing Properties Trust	28,765	670	Activision Blizzard Inc	118,054		2,467
SL Green Realty Corp	35,915	4,525	Allscripts Healthcare Solutions Inc (a)	529,672		6,308
Spirit Realty Capital Inc	45,834	589	ANSYS Inc (a)	6,183		499
Starwood Property Trust Inc	705,823	16,891	Autodesk Inc (a)	6,396		345
Tanger Factory Outlet Centers Inc	17,564	691	CA Inc	109,974		3,333
Taubman Centers Inc	94,995	7,785	Check Point Software Technologies Ltd (a)	118,622		9,154
Two Harbors Investment Corp	148,716	1,535	Citrix Systems Inc (a)	169,515		10,045
UDR Inc	128,006	4,258	Dun & Bradstreet Corp/The	64,620		7,438
Urban Edge Properties	21,884	520	Electronic Arts Inc (a)	11,865		651
Ventas Inc	66,700	5,323	Fidelity National Information Services Inc	94,218		5,882
Vornado Realty Trust	39,160	4,325	Informatica Corp (a)	174,004		7,254
Weingarten Realty Investors	83,102	3,115	Nuance Communications Inc (a)	28,303		389
Weyerhaeuser Co	238,362	8,545	Paychex Inc	83,810		3,793
WP GLIMCHER Inc	31,890	564	Solera Holdings Inc	5,271		272
		$211,939	VMware Inc (a)	137,160		10,575

Retail - 4.21%						$68,405
Bed Bath & Beyond Inc (a)	9,580	716	Telecommunications - 0.80%
Best Buy Co Inc	18,038	635	CenturyLink Inc	51,715		1,922
Big Lots Inc	10,220	469	EchoStar Corp (a)	4,332		226
CarMax Inc (a)	6,143	382	Frontier Communications Corp	86,952		584
CST Brands Inc	1,480	64	Harris Corp	20,154		1,353
Darden Restaurants Inc	11,856	728	Juniper Networks Inc	473,921		10,772
Dick's Sporting Goods Inc	7,155	370	Motorola Solutions Inc	12,069		753
Dillard's Inc	1,122	128	Polycom Inc (a)	20		—
Dollar General Corp (a)	6,640	445	Telephone & Data Systems Inc	11,471		267
DSW Inc	15,277	543	Windstream Holdings Inc	5,152		41
Foot Locker Inc	11,177	595				$15,918
GameStop Corp	28,928	1,019

Gap Inc/The	523,146	21,548	Textiles - 0.53%
GNC Holdings Inc	172,221	7,636	Mohawk Industries Inc (a)	63,348		10,455
Kate Spade & Co (a)	194,458	6,131
Kohl's Corp	74,429	4,445	Toys, Games & Hobbies - 0.11%
L Brands Inc	70,354	5,954	Hasbro Inc	2,422		133
Macy's Inc	19,918	1,272	Mattel Inc	78,385		2,109
Michaels Cos Inc/The (a)	938	24
						$2,242
Penske Automotive Group Inc	8,593	416
PVH Corp	8,503	938	Transportation - 1.25%
Rite Aid Corp (a)	98,494	687	Con-way Inc	22,016		902
Sally Beauty Holdings Inc (a)	5,595	174	Genesee & Wyoming Inc (a)	3,742		309
Signet Jewelers Ltd	3,875	469	Kansas City Southern	119,891		13,199
Staples Inc	1,098,537	18,731	Kirby Corp (a)	121,923		8,838
Urban Outfitters Inc (a)	242,053	8,438	Ryder System Inc	14,869		1,231
World Fuel Services Corp	7,473	366	Tidewater Inc	6,634		194
		$83,323				$24,673

Savings & Loans - 0.31%			Trucking & Leasing - 0.05%
First Niagara Financial Group Inc	80,206	651	GATX Corp	18,450		1,054
Hudson City Bancorp Inc	46,819	420
New York Community Bancorp Inc	136,192	2,104	Water - 0.08%
People's United Financial Inc	180,841	2,544	American Water Works Co Inc	13,973		784
Washington Federal Inc	17,351	345	Aqua America Inc	27,891		755
		$6,064				$1,539
Semiconductors - 3.48%			TOTAL COMMON STOCKS			$1,906,093
Altera Corp	449,617	14,803	INVESTMENT COMPANIES - 6.20%	Shares Held	Value	(000	's)
Analog Devices Inc	13,340	695	Publicly Traded Investment Fund - 6.20%
Applied Materials Inc	98,510	2,250	BlackRock Liquidity Funds TempFund	88,695,664		88,695
Atmel Corp	981,245	8,174	Portfolio
Broadcom Corp	502,309	21,316	Goldman Sachs Financial Square Funds -	32,984,526		32,985
Lam Research Corp	57,634	4,406	Money Market Fund
Marvell Technology Group Ltd	80,554	1,248	JP Morgan Prime Money Market Fund	882,923		883
Maxim Integrated Products Inc	352,480	11,663				$122,563
NVIDIA Corp	87,566	1,682
ON Semiconductor Corp (a)	169,625	1,698	TOTAL INVESTMENT COMPANIES			$122,563
SunEdison Inc (a)	21,767	408	Total Investments			$2,028,656
			Liabilities in Excess of Other Assets, Net - (2.61)%				$(51,691)
			TOTAL NET ASSETS - 100.00%			$1,976,965

See accompanying notes

Schedule of Investments
MidCap Value Fund I
January 31, 2015 (unaudited)

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $225 or 0.01% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Financial		29.54%
Consumer, Non-cyclical		17.00%
Industrial		10.16%
Technology		9.81%
Utilities		9.11%
Consumer, Cyclical		9.05%
Exchange Traded Funds		6.20%
Communications		4.81%
Basic Materials		3.96%
Energy		2.94%
Diversified		0.03%
Liabilities in Excess of Other Assets, Net		(2.61)%
TOTAL NET ASSETS		100.00%

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2015	Long	625	$90,118		$89,463	$(655)
Total						$(655)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap Value Fund III
January 31, 2015 (unaudited)

COMMON STOCKS - 95.73%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 3.17%			Chemicals - 2.22%
Exelis Inc	11,626	$199	Albemarle Corp	3,247	$157
L-3 Communications Holdings Inc	115,741	14,250	Ashland Inc	3,208	380
Rockwell Collins Inc	982	84	Celanese Corp	5,804	312
Spirit AeroSystems Holdings Inc (a)	354,126	15,950	CF Industries Holdings Inc	2,121	648
Triumph Group Inc	2,447	140	Cytec Industries Inc	3,870	186
		$30,623	Eastman Chemical Co	111,472	7,902
			FMC Corp	110,288	6,342
Agriculture - 2.54%			Huntsman Corp	3,691	81
Bunge Ltd	6,738	603	Mosaic Co/The	13,628	664
Lorillard Inc	182,698	11,987	Rayonier Advanced Materials Inc	2,064	35
Reynolds American Inc	176,276	11,978	RPM International Inc	598	29
		$24,568	Sigma-Aldrich Corp	2,614	359
Airlines - 1.37%			Westlake Chemical Corp	75,700	4,338
Alaska Air Group Inc	725	49			$21,433
Copa Holdings SA	390	42	Coal - 0.03%
Southwest Airlines Co	291,643	13,177	Consol Energy Inc	9,259	268
		$13,268

Apparel - 1.66%			Commercial Services - 1.12%
Hanesbrands Inc	142,869	15,913	ADT Corp/The	7,081	244
Ralph Lauren Corp	898	150	Apollo Education Group Inc (a)	5,946	150
		$16,063	Booz Allen Hamilton Holding Corp	273	8
Automobile Manufacturers - 0.01%			Cintas Corp	1,236	97
PACCAR Inc	1,827	110	DeVry Education Group Inc	3,898	165
			Equifax Inc	2,307	195
			Graham Holdings Co	214	200
Automobile Parts & Equipment - 1.26%			KAR Auction Services Inc	5,131	175
Delphi Automotive PLC	165,727	11,390	ManpowerGroup Inc	3,236	236
Lear Corp	992	100	Quanta Services Inc (a)	6,575	174
TRW Automotive Holdings Corp (a)	4,570	471	RR Donnelley & Sons Co	11,029	182
Visteon Corp (a)	1,815	176	Service Corp International/US	2,907	66
		$12,137	Total System Services Inc	242,584	8,580
			Towers Watson & Co	2,639	313
Banks - 5.38%			Vectrus Inc (a)	591	16
Associated Banc-Corp	9,784	164			$10,801
Bank of Hawaii Corp	2,725	154
BankUnited Inc	6,234	172	Computers - 3.77%
BOK Financial Corp	1,670	90	Amdocs Ltd	223,796	10,783
Capital One Financial Corp	145,438	10,648	Brocade Communications Systems Inc	799,529	8,891
CIT Group Inc	147,764	6,475	Computer Sciences Corp	5,431	329
City National Corp/CA	2,922	253	DST Systems Inc	320	31
Comerica Inc	7,408	307	Genpact Ltd (a)	8,737	175
Commerce Bancshares Inc/MO	5,242	210	Lexmark International Inc	3,797	151
Cullen/Frost Bankers Inc	3,249	202	NCR Corp (a)	9,312	236
East West Bancorp Inc	5,845	212	NetApp Inc	8,103	306
Fifth Third Bancorp	572,820	9,910	SanDisk Corp	36,469	2,769
First Horizon National Corp	14,509	189	Synopsys Inc (a)	6,180	266
First Republic Bank/CA	5,611	286	Teradata Corp (a)	2,041	91
Fulton Financial Corp	11,588	129	Western Digital Corp	126,988	12,347
Huntington Bancshares Inc/OH	33,754	338			$36,375
KeyCorp	811,158	10,537
M&T Bank Corp	4,727	535	Consumer Products - 0.45%
Northern Trust Corp	9,603	628	Avery Dennison Corp	79,698	4,166
PacWest Bancorp	3,664	157	Clorox Co/The	1,349	144
Regions Financial Corp	56,229	489			$4,310
SunTrust Banks Inc	243,726	9,364	Cosmetics & Personal Care - 0.01%
SVB Financial Group (a)	1,655	187	Avon Products Inc	15,789	122
TCF Financial Corp	10,222	150
Zions Bancorporation	8,268	198
		$51,984	Distribution & Wholesale - 0.05%
			Genuine Parts Co	614	57
Beverages - 0.04%			Ingram Micro Inc (a)	9,522	240
Molson Coors Brewing Co	4,885	371	WESCO International Inc (a)	2,726	182
					$479

Biotechnology - 0.01%			Diversified Financial Services - 5.30%
Bio-Rad Laboratories Inc (a)	1,274	146	Air Lease Corp	5,853	205
			Ameriprise Financial Inc	125,411	15,669
Building Materials - 2.03%			CoreLogic Inc/United States (a)	5,634	187
CRH PLC ADR	328,840	7,938	Discover Financial Services	196,730	10,698
Fortune Brands Home & Security Inc	3,474	156	E*Trade Financial Corp (a)	10,368	239
Owens Corning Inc	277,975	11,132	Federated Investors Inc	1,369	43
Vulcan Materials Co	5,328	376	FNF Group	9,955	349
		$19,602	Intercontinental Exchange Inc	2,384	490

See accompanying notes

Schedule of Investments
MidCap Value Fund III
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Diversified Financial Services (continued)			Environmental Control - 0.06%
Invesco Ltd	14,881	$547	Republic Services Inc	10,791	$428
Lazard Ltd	60,185	2,757	Waste Connections Inc	2,990	129
NASDAQ OMX Group Inc/The	4,745	216			$557
Navient Corp	637,695	12,588
Raymond James Financial Inc	5,070	267	Food - 1.15%
Santander Consumer USA Holdings Inc	5,012	90	ConAgra Foods Inc	15,138	536
SLM Corp	738,028	6,723	Ingredion Inc	2,898	234
Synchrony Financial (a)	2,185	67	JM Smucker Co/The	3,727	384
TD Ameritrade Holding Corp	2,063	67	Pilgrim's Pride Corp	3,369	92
		$51,202	Pinnacle Foods Inc	3,340	120
			Safeway Inc (a),(b),(c)	8,276	22
Electric - 7.72%			Tyson Foods Inc	238,982	9,329
AES Corp/VA	26,072	319	Whole Foods Market Inc	7,464	389
Alliant Energy Corp	3,986	273			$11,106
Ameren Corp	8,721	395
Calpine Corp (a)	12,014	251	Forest Products & Paper - 0.13%
CMS Energy Corp	9,687	365	Domtar Corp	3,935	151
Consolidated Edison Inc	10,528	729	International Paper Co	14,909	785
DTE Energy Co	6,362	570	MeadWestvaco Corp	6,034	303
			Veritiv Corp (a)	388	20
Edison International	178,485	12,164
Entergy Corp	157,931	13,820			$1,259
FirstEnergy Corp	15,093	609	Gas - 2.02%
Great Plains Energy Inc	5,536	164	AGL Resources Inc	4,286	242
Integrys Energy Group Inc	2,874	233	Atmos Energy Corp	3,601	205
MDU Resources Group Inc	6,886	156	CenterPoint Energy Inc	210,373	4,858
Northeast Utilities	11,358	631	National Fuel Gas Co	3,020	191
NRG Energy Inc	12,121	299	NiSource Inc	11,318	490
OGE Energy Corp	7,157	252	Questar Corp	6,293	163
Pepco Holdings Inc	9,022	248	Sempra Energy	8,820	987
Pinnacle West Capital Corp	151,678	10,644	UGI Corp	6,203	229
PPL Corp	459,220	16,303	Vectren Corp	254,380	12,190
Public Service Enterprise Group Inc	18,183	776			$19,555
SCANA Corp	5,089	325
TECO Energy Inc	138,386	2,952	Hand & Machine Tools - 1.35%
Westar Energy Inc	73,133	3,124	Kennametal Inc	4,824	152
Wisconsin Energy Corp	8,107	452	Lincoln Electric Holdings Inc	3,251	221
Xcel Energy Inc	227,569	8,541	Regal-Beloit Corp	2,769	191
		$74,595	Snap-on Inc	2,035	270
			Stanley Black & Decker Inc	130,589	12,229
Electrical Components & Equipment - 0.06%					$13,063
Energizer Holdings Inc	2,822	361
Hubbell Inc	2,018	214	Healthcare - Products - 1.42%
		$575	Boston Scientific Corp (a)	43,025	637
			CareFusion Corp (a)	8,649	513
Electronics - 0.88%			DENTSPLY International Inc	4,076	204
Agilent Technologies Inc	11,907	450	Hologic Inc (a)	5,837	177
Arrow Electronics Inc (a)	4,054	223	Hospira Inc	6,008	381
Avnet Inc	4,488	187	Patterson Cos Inc	4,803	241
AVX Corp	2,851	37	QIAGEN NV (a)	8,394	193
FLIR Systems Inc	2,606	78	Sirona Dental Systems Inc (a)	1,357	123
Garmin Ltd	5,040	264	St Jude Medical Inc	158,287	10,426
Gentex Corp/MI	7,362	123	Teleflex Inc	1,725	189
GoPro Inc (a)	397	20	Zimmer Holdings Inc	5,579	625
Jabil Circuit Inc	8,268	170			$13,709
Keysight Technologies Inc (a)	190,806	6,371
Knowles Corp (a)	5,220	111	Healthcare - Services - 3.10%
PerkinElmer Inc	5,632	257	Cigna Corp	115,194	12,306
Tech Data Corp (a)	2,342	134	Community Health Systems Inc (a)	4,808	226
Vishay Intertechnology Inc	8,308	113	DaVita HealthCare Partners Inc (a)	4,842	364
		$8,538	HCA Holdings Inc (a)	12,324	873
			Health Net Inc/CA (a)	162,381	8,796
Engineering & Construction - 0.54%			Humana Inc	6,458	946
AECOM (a)	9,195	234	Laboratory Corp of America Holdings (a)	2,137	245
Fluor Corp	3,799	204	LifePoint Hospitals Inc (a)	2,728	178
Jacobs Engineering Group Inc (a)	5,373	205	Mednax Inc (a)	2,120	144
KBR Inc	274,380	4,535	Quest Diagnostics Inc	6,027	428
		$5,178	Universal Health Services Inc	53,088	5,443
Entertainment - 0.62%					$29,949
Dolby Laboratories Inc	2,935	114	Holding Companies - Diversified - 0.03%
International Game Technology	10,190	172	Leucadia National Corp	12,515	284
Madison Square Garden Co/The (a)	2,549	193
SeaWorld Entertainment Inc	316,949	5,550
		$6,029	Home Builders - 0.11%
			DR Horton Inc	10,512	258
			Lennar Corp	6,004	269

See accompanying notes

Schedule of Investments
MidCap Value Fund III
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Home Builders (continued)			Lodging (continued)
Pulte Group Inc	15,623	$322	Hyatt Hotels Corp (a)	44,071	$2,479
Taylor Morrison Home Corp (a)	1,795	32	Marriott International Inc/MD	1,713	128
Toll Brothers Inc (a)	6,385	221	MGM Resorts International (a)	12,261	239
		$1,102	Starwood Hotels & Resorts Worldwide Inc	3,536	255

Home Furnishings - 0.55%					$3,215
Harman International Industries Inc	34,728	4,502	Machinery - Construction & Mining - 1.05%
Leggett & Platt Inc	4,305	183	Joy Global Inc	233,129	9,778
Whirlpool Corp	2,913	580	Oshkosh Corp	4,792	205
		$5,265	Terex Corp	6,769	152

Housewares - 0.02%					$10,135
Newell Rubbermaid Inc	4,648	171	Machinery - Diversified - 0.33%
			AGCO Corp	3,817	165
Insurance - 5.55%			IDEX Corp	381	28
Alleghany Corp (a)	669	296	Roper Industries Inc	2,218	342
Allied World Assurance Co Holdings AG	6,045	234	Xylem Inc/NY	78,473	2,676
American Financial Group Inc/OH	3,715	216			$3,211
American National Insurance Co	402	42	Media - 0.61%
Aon PLC	2,795	252	DISH Network Corp (a)	2,366	166
Arch Capital Group Ltd (a)	5,445	316	Gannett Co Inc	9,356	290
Aspen Insurance Holdings Ltd	252,229	10,927	John Wiley & Sons Inc	2,706	168
Assurant Inc	2,909	185	Liberty Media Corp - A Shares (a)	5,818	198
Assured Guaranty Ltd	6,868	168	Liberty Media Corp - C Shares (a)	6,822	233
Axis Capital Holdings Ltd	4,149	211	Meredith Corp	82,958	4,319
Cincinnati Financial Corp	6,640	335	News Corp (a)	20,526	306
CNA Financial Corp	1,624	63	Nielsen NV	4,372	190
Endurance Specialty Holdings Ltd	2,741	167	Starz (a)	693	20
Everest Re Group Ltd	68,237	11,694			$5,890
Genworth Financial Inc (a)	512,542	3,577
Hanover Insurance Group Inc/The	2,704	187	Metal Fabrication & Hardware - 0.27%
Hartford Financial Services Group Inc/The	18,259	710	Timken Co/The	64,674	2,458
HCC Insurance Holdings Inc	4,056	216	Valmont Industries Inc	1,567	188
Lincoln National Corp	154,555	7,724			$2,646
Loews Corp	13,223	506	Mining - 0.30%
Markel Corp (a)	502	343
MBIA Inc (a)	8,686	70	Alcoa Inc	145,739	2,281
			Newmont Mining Corp	17,918	451
Mercury General Corp	1,648	94	Royal Gold Inc	2,617	189
Old Republic International Corp	15,982	224			$2,921
PartnerRe Ltd	49,531	5,667
Progressive Corp/The	24,041	624	Miscellaneous Manufacturing - 2.07%
Protective Life Corp	3,203	224	Carlisle Cos Inc	2,604	234
Reinsurance Group of America Inc	2,025	168	Crane Co	1,898	116
RenaissanceRe Holdings Ltd	2,489	238	Donaldson Co Inc	673	25
StanCorp Financial Group Inc	2,683	166	Dover Corp	2,677	187
Torchmark Corp	5,349	268	Eaton Corp PLC	141,456	8,924
Unum Group	10,454	325	Ingersoll-Rand PLC	8,891	590
Validus Holdings Ltd	5,571	221	ITT Corp	4,359	156
Voya Financial Inc	5,545	216	Parker-Hannifin Corp	2,827	329
Willis Group Holdings PLC	142,025	6,150	Pentair PLC	7,322	453
WR Berkley Corp	4,075	200	SPX Corp	100,362	8,387
XL Group PLC	11,026	380	Textron Inc	11,343	483
		$53,604	Trinity Industries Inc	2,221	59
					$19,943
Internet - 0.14%
AOL Inc (a)	4,902	212	Office & Business Equipment - 0.78%
IAC/InterActiveCorp	2,687	164	Pitney Bowes Inc	6,749	162
Liberty Interactive Corp (a)	10,128	277	Xerox Corp	556,137	7,324
Symantec Corp	27,624	684			$7,486

		$1,337	Oil & Gas - 3.10%
Iron & Steel - 0.12%			Atwood Oceanics Inc	3,085	88
Nucor Corp	12,971	566	Chesapeake Energy Corp	16,334	313
Reliance Steel & Aluminum Co	3,165	166	Cimarex Energy Co	3,080	318
Steel Dynamics Inc	9,773	167	CVR Energy Inc	512	20
United States Steel Corp	8,883	217	Denbury Resources Inc	21,588	149
		$1,116	Diamond Offshore Drilling Inc	4,112	130
			Energen Corp	2,931	186
Leisure Products & Services - 1.22%			EP Energy Corp (a)	1,793	18
Jarden Corp (a)	5,542	266
			EQT Corp	877	65
Royal Caribbean Cruises Ltd	152,196	11,499	Helmerich & Payne Inc	1,916	114
		$11,765	HollyFrontier Corp	6,535	235
Lodging - 0.33%			Murphy Oil Corp	122,609	5,506
			Murphy USA Inc (a)	70,681	4,934
Choice Hotels International Inc	1,989	114

See accompanying notes

Schedule of Investments
MidCap Value Fund III
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas (continued)			REITS (continued)
Nabors Industries Ltd	16,452	$189	Hospitality Properties Trust	6,212	$202
Newfield Exploration Co (a)	8,362	249	Host Hotels & Resorts Inc	872,696	19,976
Noble Energy Inc	4,170	199	Kilroy Realty Corp	3,411	253
Patterson-UTI Energy Inc	4,334	74	Kimco Realty Corp	17,034	471
PBF Energy Inc	2,904	82	Liberty Property Trust	6,128	247
QEP Resources Inc	9,640	195	Macerich Co/The	5,677	488
Rowan Cos PLC	7,627	161	MFA Financial Inc	22,484	176
SandRidge Energy Inc (a)	27,346	39	Mid-America Apartment Communities Inc	3,113	247
Seadrill Ltd	146,829	1,577	National Retail Properties Inc	5,472	234
Tesoro Corp	180,978	14,792	Omega Healthcare Investors Inc	5,197	228
Unit Corp (a)	2,844	85	Outfront Media Inc	7,738	219
Whiting Petroleum Corp (a)	6,543	196	Paramount Group Inc (a)	8,777	170
		$29,914	Piedmont Office Realty Trust Inc	9,469	185
			Plum Creek Timber Co Inc	3,297	147
Oil & Gas Services - 0.06%			Post Properties Inc	109,336	6,643
Cameron International Corp (a)	4,521	203
			Prologis Inc	20,735	936
Frank's International NV	1,667	27	Realty Income Corp	9,190	499
MRC Global Inc (a)	3,048	33
Oil States International Inc (a)	2,880	118	Regency Centers Corp	3,833	263
			Retail Properties of America Inc	9,816	174
Superior Energy Services Inc	8,956	179	Senior Housing Properties Trust	8,453	197
		$560	SL Green Realty Corp	50,076	6,310
Packaging & Containers - 0.50%			Spirit Realty Capital Inc	16,521	212
Bemis Co Inc	3,625	161	Starwood Property Trust Inc	9,189	220
Owens-Illinois Inc (a)	4,038	94	UDR Inc	422,957	14,068
Rock-Tenn Co	68,345	4,435	Urban Edge Properties	4,457	106
Sonoco Products Co	4,157	184	Ventas Inc	7,626	609
		$4,874	Vornado Realty Trust	6,027	666
			Weingarten Realty Investors	5,071	190
Pharmaceuticals - 4.91%			Weyerhaeuser Co	16,928	607
Cardinal Health Inc	375,245	31,217			$108,033
Omnicare Inc	203,675	15,272
Perrigo Co PLC	3,916	594	Retail - 5.79%
Quintiles Transnational Holdings Inc (a)	1,741	105	Bed Bath & Beyond Inc (a)	4,411	330
VCA Inc (a)	3,684	192	Best Buy Co Inc	8,305	292
		$47,380	Big Lots Inc	99,647	4,575
			CarMax Inc (a)	2,828	176
Pipelines - 0.02%			CST Brands Inc	604	26
ONEOK Inc	3,979	175	Darden Restaurants Inc	78,458	4,816
			Dick's Sporting Goods Inc	3,294	170
Real Estate - 0.98%			Dillard's Inc	61,404	6,975
			Dollar General Corp (a)	3,057	205
Jones Lang LaSalle Inc	62,298	9,163
WP Carey Inc	4,122	296	DSW Inc	4,611	164
		$9,459	Foot Locker Inc	170,067	9,051
			GameStop Corp	6,314	223
REITS - 11.19%			Kohl's Corp	8,134	486
Alexandria Real Estate Equities Inc	2,973	290	L Brands Inc	165,918	14,042
American Campus Communities Inc	4,352	191	Macy's Inc	159,527	10,190
American Capital Agency Corp	12,681	273	Michaels Cos Inc/The (a)	558	14
American Realty Capital Properties Inc	32,640	302	Penske Automotive Group Inc	1,453	70
Annaly Capital Management Inc	34,052	360	Rite Aid Corp (a)	459,807	3,209
Apartment Investment & Management Co	124,203	4,951	Sally Beauty Holdings Inc (a)	2,576	80
AvalonBay Communities Inc	5,378	930	Signet Jewelers Ltd	1,547	187
BioMed Realty Trust Inc	7,990	195	Staples Inc	26,678	455
Boston Properties Inc	4,840	672	World Fuel Services Corp	3,440	169
Brandywine Realty Trust	10,978	182			$55,905
Brixmor Property Group Inc	3,298	89
Camden Property Trust	3,551	274	Savings & Loans - 2.13%
Chimera Investment Corp	63,058	198	First Niagara Financial Group Inc	617,023	5,010
Columbia Property Trust Inc	6,517	159	Hudson City Bancorp Inc	21,555	193
Corporate Office Properties Trust	187,851	5,636	New York Community Bancorp Inc	519,021	8,019
Corrections Corp of America	4,830	190	People's United Financial Inc	519,026	7,303
DDR Corp	12,504	245			$20,525
Digital Realty Trust Inc	5,617	410	Semiconductors - 1.28%
Douglas Emmett Inc	5,964	170	Altera Corp	7,979	263
Duke Realty Corp	643,017	14,037	Analog Devices Inc	6,142	320
Equity LifeStyle Properties Inc	152,631	8,353	Applied Materials Inc	16,446	376
Essex Property Trust Inc	32,661	7,383	Broadcom Corp	21,763	923
Extra Space Storage Inc	75,923	5,011	Lam Research Corp	4,841	370
Federal Realty Investment Trust	1,387	199	Marvell Technology Group Ltd	16,326	253
General Growth Properties Inc	20,377	615	Maxim Integrated Products Inc	1,421	47
HCP Inc	19,014	899	Microchip Technology Inc	155,583	7,017
Health Care REIT Inc	6,347	520	Micron Technology Inc (a)	71,211	2,084
Healthcare Trust of America Inc	6,409	189	NVIDIA Corp	18,978	364
Home Properties Inc	2,371	167

See accompanying notes

Schedule of Investments
MidCap Value Fund III
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	(c) Fair value of these investments is determined in good faith by the Manager
					under procedures established and periodically reviewed by the Board of
Semiconductors (continued)					Directors. At the end of the period, the fair value of these securities totaled
ON Semiconductor Corp (a)	13,185		$132
					$22 or 0.00% of net assets.
Teradyne Inc	11,181		202
			$12,351

Shipbuilding - 0.00%					Portfolio Summary (unaudited)
Huntington Ingalls Industries Inc	414		48		Sector	Percent
					Financial	30.53%
Software - 2.12%					Consumer, Non-cyclical	14.76%
Activision Blizzard Inc	311,083		6,500		Consumer, Cyclical	13.06%
ANSYS Inc (a)	2,847		230		Industrial	12.73%
Autodesk Inc (a)	2,945		159		Utilities	9.80%
CA Inc	407,182		12,337		Technology	7.94%
Citrix Systems Inc (a)	955		57		Exchange Traded Funds	4.09%
Dun & Bradstreet Corp/The	1,461		168		Energy	3.21%
Electronic Arts Inc (a)	4,518		248		Basic Materials	2.77%
Fidelity National Information Services Inc	10,069		629		Communications	0.90%
Informatica Corp (a)	599		25		Diversified	0.03%
Paychex Inc	2,175		98		Other Assets in Excess of Liabilities, Net	0.18%
			$20,451		TOTAL NET ASSETS	100.00%

Telecommunications - 0.15%
EchoStar Corp (a)	1,994		104
Frontier Communications Corp	40,032		269
Harris Corp	3,444		231
Juniper Networks Inc	15,221		346
Motorola Solutions Inc	6,240		389
Telephone & Data Systems Inc	5,281		123
Windstream Holdings Inc	1,706		14
			$1,476

Textiles - 0.04%
Mohawk Industries Inc (a)	2,207		364

Toys, Games & Hobbies - 0.03%
Hasbro Inc	1,115		61
Mattel Inc	7,778		209
			$270

Transportation - 0.40%
Con-way Inc	3,498		143
Genesee & Wyoming Inc (a)	1,723		142
Golar LNG Ltd	117,279		3,326
Ryder System Inc	2,160		179
Tidewater Inc	3,054		90
			$3,880

Trucking & Leasing - 0.02%
GATX Corp	2,826		162

Water - 0.06%
American Water Works Co Inc	6,433		361
Aqua America Inc	6,363		172
			$533
TOTAL COMMON STOCKS			$924,426
INVESTMENT COMPANIES - 4.09%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 4.09%
BlackRock Liquidity Funds FedFund Portfolio	2,773,783		2,774
BlackRock Liquidity Funds TempFund	30,341,699		30,342
Portfolio
Goldman Sachs Financial Square Funds -	5,365,277		5,365
Money Market Fund
JP Morgan Prime Money Market Fund	967,588		967
			$39,448
TOTAL INVESTMENT COMPANIES			$39,448
Total Investments			$963,874
Other Assets in Excess of Liabilities, Net - 0.18%			$1,786
TOTAL NET ASSETS - 100.00%			$965,660

(a)	Non-Income Producing Security
(b)	Security is Illiquid

See accompanying notes

Schedule of Investments
MidCap Value Fund III
January 31, 2015 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2015	Long	284	$40,516		$40,652	$136
Total						$136
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Money Market Fund
January 31, 2015 (unaudited)

	INVESTMENT COMPANIES - 5.88%	Shares Held Value (000's)				Principal
					BONDS (continued)	Amount (000's) Value (000's)
	Publicly Traded Investment Fund - 5.88%
	BlackRock Liquidity Funds TempFund	18,000,000	$18,000		Insurance - 1.70%
	Portfolio				New York Life Global
	Deutsche Money Market Series	12,280,000	12,280		0.22%, 07/24/2015(a),(c)	$16,000	$16,000
	Morgan Stanley Institutional Liquidity Funds -	12,900,000	12,900
	Government Portfolio				Other Asset Backed Securities - 1.90%
	STIT - Liquid Assets Portfolio	12,200,000	12,200		CIT Equipment Collateral 2014-VT1
			$55,380		0.30%, 12/21/2015(a),(b)	5,634	5,635
	TOTAL INVESTMENT COMPANIES		$55,380		Dell Equipment Finance Trust 2014-1
		Principal			0.26%, 08/14/2015(b)	2,246	2,246
BONDS	- 15.04%	Amount (000's) Value (000's)			GE Equipment Midticket LLC Series 2014-1
					0.20%, 09/22/2015(a)	1,029	1,029
	Automobile Asset Backed Securities - 7.05%
	Ally Auto Receivables Trust 2014-2				GE Equipment Small Ticket LLC Series 2014-
	0.20%, 10/15/2015(a)	$2,682	$2,682		1
					0.25%, 04/24/2015(a),(b)	419	419
	Ally Auto Receivables Trust 2014-SN2
	0.25%, 10/20/2015(a)	3,175	3,175		GE Equipment Transportation LLC Series
	AmeriCredit Automobile Receivables 2015-1				2014-1
	0.30%, 01/08/2016(a)	5,000	5,000		0.20%, 06/23/2015(a)	431	431
	ARI Fleet Lease Trust 2014-A				Kubota Credit Owner Trust 2015-1
	0.25%, 04/15/2015(a),(b)	350	350		0.27%, 02/16/2016(a),(b)	5,000	5,000
	Bank of The West Auto Trust 2014-1				Macquarie Equipment Funding Trust 2014-A
	0.25%, 11/16/2015(b)	4,764	4,764		0.26%, 09/21/2015(b)	3,113	3,113
	Chrysler Capital Auto Receivables Trust 2014-						$17,873
	B				TOTAL BONDS		$141,659
	0.20%, 10/15/2015(a),(b)	3,038	3,038			Principal
	Enterprise Fleet Financing LLC				MUNICIPAL BONDS - 5.99%	Amount (000's) Value (000's)
	0.25%, 08/20/2015(b)	1,825	1,825
					California - 0.50%
	Ford Credit Auto Owner Trust 2014-C				Kern Water Bank Authority (credit support
	0.23%, 12/15/2015(b)	4,827	4,827
					from Wells Fargo)
	GM Financial Automobile Leasing Trust				0.16%, 02/06/2015(d)	$4,700	$4,700
	2014-2
	0.25%, 09/21/2015(b)	555	555
	Harley-Davidson Motorcycle Trust 2015-1				Colorado - 1.59%
	0.25%, 02/16/2016(a)	5,000	5,000		City of Colorado Springs CO Utilities System
	Hyundai Auto Receivables Trust 2015-A				Revenue (credit support from Bank of
	0.24%, 01/15/2016	7,000	7,000		America)
	Mercedes Benz Auto Lease Trust 2015-A				0.16%, 02/06/2015(d)	6,100	6,100
	0.24%, 01/15/2016(a)	9,800	9,800		Colorado Housing & Finance
	Nissan Auto Lease Trust 2014-B				Authority (credit support from Federal Home
	0.20%, 10/15/2015(a)	4,518	4,518		Loan Bank)
	Santander Drive Auto Receivables Trust 2014-				0.11%, 02/06/2015(a),(d)	7,610	7,610
	5				County of Kit Carson CO (credit support from
	0.27%, 12/15/2015	4,528	4,528		Wells Fargo)
	Volkswagen Auto Loan Enhanced Trust 2014-				0.06%, 02/06/2015(d)	1,250	1,250
	2						$14,960
	0.20%, 10/20/2015(a)	3,854	3,854
					Illinois - 1.32%

	Wheels SPV 2 LLC
	0.24%, 05/20/2015 (a),(b)	807	807		Memorial Health System/IL (credit support
					from JP Morgan Chase & Co)
	World Omni Auto Receivables Trust 2014-B				0.06%, 02/06/2015(d)	12,405	12,405
	0.23%, 11/16/2015	2,392	2,392
	World Omni Automobile Lease Securitization
	Trust 2014-A				Indiana - 0.33%
	0.20%, 10/09/2015	2,291	2,291		Ball State University Foundation Inc (credit
			$66,406		support from US Bank)
					0.08%, 02/02/2015(d)	3,150	3,150
Banks	- 0.76%
	Wells Fargo Bank NA
	0.39%, 02/22/2016(a)	7,200	7,200	Iowa	- 0.23%
					Iowa Finance Authority (credit support from
					GNMA/FNMA/FHLMC)
	Diversified Financial Services - 2.62%				0.10%, 02/06/2015(d)	2,200	2,200
	Corporate Finance Managers Inc
	0.16%, 02/06/2015(a)	9,660	9,660
	MetLife Inc				Maryland - 0.70%
	0.30%, 08/17/2015(a),(c)	15,000	15,000		City of Baltimore MD (credit support from
			$24,660		State Street Bank & Trust)
					0.10%, 02/06/2015(d)	6,555	6,555
	Healthcare - Services - 1.01%
	Portland Clinic LLP/The
	0.10%, 02/06/2015(a)	9,520	9,520		Minnesota - 0.50%
					City of St Paul MN (credit support from US
					Bank)
					0.16%, 02/06/2015(d)	4,700	4,700

See accompanying notes

Schedule of Investments
Money Market Fund
January 31, 2015 (unaudited)

		Principal			Principal
	MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		COMMERCIAL PAPER (continued)	Amount (000's) Value (000's)

	New Mexico - 0.42%			Banks (continued)
	City of Las Cruces NM (credit support from			Oversea-Chinese Banking Corp Ltd
	Wells Fargo)			0.21%, 04/09/2015(e)	$4,000	$3,998
	0.16%, 02/06/2015(d)	$4,000	$4,000	0.23%, 05/05/2015(e)	7,000	6,996
				Skandinaviska Enskilda Banken AB
				0.17%, 05/01/2015(b),(e)	7,800	7,797
	Oklahoma - 0.38%			Societe Generale SA
	Oklahoma University Hospital (credit support			0.19%, 03/26/2015(b),(e)	7,000	6,998
	from Bank of America)			0.28%, 03/03/2015(b),(e)	7,800	7,798
	0.11%, 02/06/2015(d)	3,600	3,600
				Standard Chartered Bank/New York
				0.16%, 02/02/2015(b)	7,500	7,500
	Washington - 0.02%			0.20%, 03/11/2015(b)	4,500	4,499
	Washington State Housing Finance			0.21%, 02/17/2015(b)	8,000	7,999
	Commission (credit support from Fannie			0.22%, 04/22/2015(b)	7,000	6,997
	Mae)			Sumitomo Mitsui Banking Corp
	0.13%, 02/06/2015(d)	215	215	0.22%, 03/24/2015(b),(e)	7,800	7,798
				0.23%, 03/31/2015(b),(e)	7,470	7,467
	TOTAL MUNICIPAL BONDS		$56,485	0.24%, 04/08/2015(b),(e)	4,000	3,998
		Principal		0.25%, 04/24/2015(b),(e)	8,000	7,995
	COMMERCIAL PAPER - 67.30%	Amount (000's) Value (000's)				$224,807

	Agriculture - 0.64%			Diversified Financial Services - 28.29%
	Archer-Daniels-Midland Co			Alpine Securitization Corp
	0.12%, 02/11/2015(b)	$6,000	$6,000	0.18%, 02/10/2015(b)	4,500	4,500
				0.22%, 02/12/2015(b)	5,000	5,000
				0.26%, 02/04/2015(b)	8,500	8,500
	Automobile Manufacturers - 2.41%			0.26%, 04/01/2015(b)	7,900	7,897
	BMW US Capital LLC (credit support from			American Express Credit Corp
	BMW AG)			0.15%, 02/02/2015	5,000	5,000
	0.15%, 03/30/2015(b),(d)	3,700	3,699
				Anglesea Funding LLC
	PACCAR Financial Corp (credit support from			0.15%, 02/02/2015(b)	8,000	8,000
	PACCAR Inc)			AXA Financial Inc (credit support from AXA
	0.16%, 02/06/2015(d)	4,500	4,500
				SA)
	Toyota Credit Canada Inc (credit support			0.21%, 02/17/2015(b),(d)	3,000	3,000
	from Toyota Financial Services)			BNP Paribas Finance Inc (credit support from
	0.17%, 03/18/2015(d)	8,200	8,198
				BNP Paribas)
	Toyota Financial Services de Puerto Rico			0.18%, 02/04/2015(d)	8,000	8,000
	Inc (credit support from Toyota Financial			0.24%, 05/20/2015(d)	7,000	6,995
	Services)			0.25%, 03/12/2015(d)	7,800	7,798
	0.18%, 02/13/2015(d)	6,300	6,300
				CAFCO LLC
			$22,697	0.18%, 02/04/2015(b)	4,300	4,300
Banks	- 23.86%			Collateralized Commercial Paper Co LLC
	Bank of America NA			0.20%, 02/19/2015	4,700	4,699
	0.19%, 03/17/2015	8,000	8,000	Collateralized Commercial Paper II Co LLC
	Bank of Nova Scotia/The			0.20%, 02/09/2015(b)	5,000	5,000
	0.12%, 02/27/2015(b),(e)	6,000	5,999	0.23%, 04/07/2015(b)	7,900	7,897
	Bank of Tokyo-Mitsubishi UFJ Ltd/New York			CRC Funding LLC
	NY			0.20%, 03/31/2015(b)	7,800	7,797
	0.12%, 02/05/2015	8,000	8,000	Dealers Capital Access Trust Inc
	0.17%, 02/20/2015	8,000	7,999	0.23%, 02/11/2015	4,000	4,000
	0.22%, 04/29/2015	6,800	6,796	0.23%, 02/13/2015	7,000	6,999
	Barclays Bank PLC			0.23%, 02/17/2015	8,000	7,999
	0.19%, 03/10/2015	6,000	5,999	0.23%, 02/19/2015	7,300	7,299
	Credit Suisse/New York NY			Gotham Funding Corp
	0.22%, 02/13/2015	6,000	6,000	0.15%, 02/05/2015(b)	6,000	6,000
	0.26%, 03/06/2015	7,000	6,998	0.17%, 02/27/2015(b)	6,000	5,999
	0.26%, 04/16/2015	6,000	5,997	0.17%, 03/10/2015(b)	8,000	7,998
	0.26%, 04/21/2015	7,900	7,896	0.18%, 02/02/2015(b)	6,800	6,800
	HSBC USA Inc			ING US Funding LLC (credit support from
	0.21%, 04/28/2015	7,300	7,296	ING Bank)
	Manhattan Asset Funding Co LLC			0.19%, 02/05/2015(d)	8,000	8,000
	0.19%, 02/19/2015(b)	8,000	7,999	0.20%, 02/02/2015(d)	8,000	8,000
	0.19%, 03/04/2015(b)	7,700	7,699	0.21%, 04/02/2015(d)	3,000	2,999
	0.21%, 04/27/2015(b)	8,000	7,996	0.29%, 02/20/2015(d)	8,000	7,999
	Mizuho Funding LLC (credit support from			JP Morgan Securities LLC
	Mizuho Corp Bank Ltd)			0.20%, 02/03/2015(b)	7,500	7,500
	0.21%, 02/18/2015(b),(d)	8,000	7,999	0.20%, 04/23/2015(b)	1,400	1,399
	0.21%, 03/05/2015(b),(d)	8,000	7,999	0.21%, 03/30/2015(b)	7,000	6,998
	0.25%, 04/06/2015(b),(d)	7,800	7,797	0.22%, 03/17/2015(b)	8,000	7,998
	MUFG Union Bank NA			Liberty Street Funding LLC
	0.18%, 02/06/2015	4,500	4,500	0.17%, 02/03/2015(b)	7,000	7,000
	Nordea Bank AB			0.18%, 03/09/2015(b)	6,500	6,499
	0.20%, 03/23/2015(b),(e)	8,000	7,998	0.18%, 04/20/2015(b)	8,000	7,997

See accompanying notes

Schedule of Investments
Money Market Fund
January 31, 2015 (unaudited)

		Principal			Principal
	COMMERCIAL PAPER (continued)	Amount (000's) Value (000's)		CERTIFICATE OF DEPOSIT (continued)	Amount (000's)	Value	(000	's)

	Diversified Financial Services (continued)			Banks (continued)
	Nieuw Amsterdam Receivables Corp			Citibank NA
	0.18%, 03/02/2015(b)	$8,000	$7,999	0.19%, 02/23/2015	$7,000			$7,000
	0.18%, 03/13/2015(b)	8,000	7,998					$20,600
	Regency Markets No. 1 LLC			TOTAL CERTIFICATE OF DEPOSIT				$20,600
	0.15%, 02/20/2015(b)	7,300	7,299		Maturity
	Sheffield Receivables Corp			REPURCHASE AGREEMENTS - 3.64%	Amount (000's)	Value	(000	's)
	0.13%, 03/09/2015(b)	6,800	6,798
	0.18%, 02/10/2015(b)	7,000	7,000	Banks - 3.64%
	0.20%, 02/18/2015(b)	5,500	5,499	Merrill Lynch Repurchase Agreement; 0.05% $	34,260			$34,260
	0.22%, 02/03/2015(b)	4,000	4,000	dated 01/30/2015 maturing 02/02/2015
			$266,459	(collateralized by US Government
				Securities; $34,945,200; 0.00% - 2.20%;
	Electric - 4.07%			dated 10/25/22 - 11/15/30)
	GDF Suez
	0.16%, 03/02/2015(b)	6,800	6,799	TOTAL REPURCHASE AGREEMENTS				$34,260
	0.17%, 02/26/2015(b)	7,000	6,999	Total Investments				$942,419
	0.18%, 04/02/2015(b)	5,000	4,998	Liabilities in Excess of Other Assets, Net - (0.04)%				$(362)
	Oglethorpe Power Corp			TOTAL NET ASSETS - 100.00%				$942,057
	0.16%, 03/11/2015(b)	8,000	7,999
	0.20%, 02/25/2015(b)	3,687	3,687
	Southern Co Funding Corp			(a)	Variable Rate. Rate shown is in effect at January 31, 2015.
	0.22%, 02/03/2015(b)	7,900	7,900	(b)			Security exempt from registration under Rule 144A of the Securities Act of
			$38,382	1933. These securities may be resold in transactions exempt from
	Electrical Components & Equipment - 0.58%			registration, normally to qualified institutional buyers. At the end of the
	Emerson Electric Co			period, the value of these securities totaled $460,155 or 48.85% of net
	0.14%, 02/04/2015(b)	5,500	5,500	assets.
				(c) Security is Illiquid
				(d)			Credit support indicates investments that benefit from credit enhancement
	Insurance - 1.61%			or liquidity support provided by a third party bank, institution, or
	Prudential PLC			government agency.
	0.18%, 02/17/2015(b)	5,000	4,999	(e)	Security issued by foreign bank and denominated in USD.
	0.19%, 02/09/2015(b)	4,000	4,000
	0.19%, 04/07/2015(b)	6,200	6,198
			$15,197
				Portfolio Summary (unaudited)
	Machinery - Construction & Mining - 0.80%			Sector				Percent
	Caterpillar Financial Services Corp (credit			Financial				64.67%
	support from Caterpillar Inc)			Asset Backed Securities				8.95%
	0.13%, 03/10/2015(d)	7,500	7,499	Insured				5.99%
				Exchange Traded Funds				5.88%
	Oil & Gas - 0.82%			Utilities				4.07%
	Exxon Mobil Corp			Consumer, Cyclical				2.41%
	0.13%, 02/09/2015	7,700	7,700	Communications				2.31%
				Energy				1.93%
				Consumer, Non-cyclical				1.65%
	Pipelines - 1.11%			Industrial				1.38%
	Questar Corp			Government				0.80%
	0.13%, 02/06/2015(b)	7,000	7,000	Liabilities in Excess of Other Assets, Net				(0.04)%
	0.16%, 02/13/2015(b)	3,500	3,500
				TOTAL NET ASSETS				100.00%
			$10,500

	Supranational Bank - 0.80%
	Corp Andina de Fomento
	0.13%, 04/01/2015(b)	7,500	7,498

	Telecommunications - 2.31%
	Telstra Corp Ltd
	0.12%, 02/12/2015(b)	8,000	8,000
	0.20%, 03/16/2015(b)	7,000	6,998
	0.22%, 03/23/2015(b)	6,800	6,798
			$21,796
	TOTAL COMMERCIAL PAPER		$634,035
		Principal
	CERTIFICATE OF DEPOSIT - 2.19%	Amount (000's) Value (000's)

Banks	- 2.19%
	Bank of America NA
	0.21%, 04/14/2015	7,800	7,800
	Bank of Nova Scotia/Houston
	0.39%, 02/11/2016(a),(e)	5,800	5,800

See accompanying notes

Schedule of Investments
Overseas Fund
January 31, 2015 (unaudited)

COMMON STOCKS - 95.39%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.05%			Banks (continued)
WPP PLC	63,854	$1,404	Deutsche Bank AG	58,355	$1,694
			DNB ASA	49,417	716
			Erste Group Bank AG	642,976	13,920
Aerospace & Defense - 0.89%			Fukuoka Financial Group Inc	50,000	250
BAE Systems PLC	158,481	1,207	Hachijuni Bank Ltd/The	28,000	185
Cobham PLC	47,421	232	Hang Seng Bank Ltd	35,900	628
Embraer SA ADR	582,100	20,525	Hiroshima Bank Ltd/The	33,000	164
Rolls-Royce Holdings PLC (a)	79,597	1,063
			Hokuhoku Financial Group Inc	79,000	163
Thales SA	2,911	153	HSBC Holdings PLC ADR	15,523	710
		$23,180	HSBC Holdings PLC	2,870,966	26,487
Agriculture - 4.24%			HSBC Holdings PLC	4,115,925	37,658
British American Tobacco PLC	665,662	37,554	ING Groep NV (a)	2,331,112	28,982
Imperial Tobacco Group PLC	831,016	39,032	Intesa Sanpaolo SpA - RSP	40,478	103
Japan Tobacco Inc	52,800	1,438	Iyo Bank Ltd/The	17,000	196
KT&G Corp	301,118	21,981	Joyo Bank Ltd/The	44,000	221
Philip Morris International Inc	120,400	9,661	KBC Groep NV	228,763	12,304
Swedish Match AB	4,530	148	Lloyds Banking Group PLC (a)	22,199,075	24,592
		$109,814	Mitsubishi UFJ Financial Group Inc	609,300	3,238
			Mizrahi Tefahot Bank Ltd (a)	3,271	36
Airlines - 1.35%			Mizuho Financial Group Inc	1,126,900	1,843
International Consolidated Airlines Group SA	3,355,823	27,337	National Australia Bank Ltd	100,143	2,762
(a)			Nordea Bank AB	151,478	1,923
Japan Airlines Co Ltd	7,600	257	Oversea-Chinese Banking Corp Ltd	139,000	1,066
Ryanair Holdings PLC ADR(a)	111,600	7,364	Raiffeisen Bank International AG	8,031	94
		$34,958	Resona Holdings Inc	102,900	510
Apparel - 0.01%			Shizuoka Bank Ltd/The	36,000	329
Yue Yuen Industrial Holdings Ltd	47,500	177	Skandinaviska Enskilda Banken AB	76,810	925
			Societe Generale SA	18,022	724
			Standard Chartered PLC	104,516	1,394
Automobile Manufacturers - 4.34%			Sumitomo Mitsui Financial Group Inc	613,300	20,580
Bayerische Motoren Werke AG	10,430	1,213	Sumitomo Mitsui Trust Holdings Inc	158,070	556
Daihatsu Motor Co Ltd	12,000	167	Svenska Handelsbanken AB	25,238	1,195
Daimler AG	559,520	50,672	Swedbank AB	46,053	1,114
Honda Motor Co Ltd	76,300	2,302	UBS Group AG (a)	1,966,982	32,969
Hyundai Motor Co	149,883	23,035	UniCredit SpA	109,368	645
Mitsubishi Motors Corp	42,600	360	United Overseas Bank Ltd	1,260,900	21,562
Nissan Motor Co Ltd	116,400	993	Westpac Banking Corp	154,419	4,127
Toyota Motor Corp	520,100	33,532	Yamaguchi Financial Group Inc	14,000	146
Volkswagen AG	1,281	284			$405,224
		$112,558
			Beverages - 0.03%
Automobile Parts & Equipment - 0.55%			Coca-Cola Amatil Ltd	37,504	281
Aisin Seiki Co Ltd	12,300	430	Coca-Cola HBC AG (a)	6,690	108
Bridgestone Corp	14,600	583	Kirin Holdings Co Ltd	34,600	466
Cie Generale des Etablissements Michelin	7,926	772			$855
Hankook Tire Co Ltd	239,479	11,515
NHK Spring Co Ltd	10,500	95	Building Materials - 0.89%
Sumitomo Electric Industries Ltd	17,600	227	Asahi Glass Co Ltd	67,000	356
Sumitomo Rubber Industries Ltd	11,400	177	Cie de Saint-Gobain	9,586	408
Toyoda Gosei Co Ltd	4,300	95	CRH PLC	886,192	21,410
Toyota Industries Corp	5,400	291	CRH PLC	29,764	718
Yokohama Rubber Co Ltd/The	9,000	85	Imerys SA	2,352	170
		$14,270			$23,062

Banks - 15.64%			Chemicals - 4.98%
Aozora Bank Ltd	78,000	284	Air Water Inc	10,000	172
Australia & New Zealand Banking Group Ltd	136,914	3,495	Akzo Nobel NV	628,481	45,276
Banco Santander SA	3,582,536	24,096	Asahi Kasei Corp	55,000	543
Bank Hapoalim BM	70,560	313	BASF SE	46,339	4,144
Bank Leumi Le-Israel BM (a)	30,601	102	Clariant AG (a)	763,035	12,259
			Givaudan SA (a)	7,809	14,235
Bank of East Asia Ltd	85,600	356
Bank of Kyoto Ltd/The	22,000	184	Hitachi Chemical Co Ltd	7,000	141
Bank of Yokohama Ltd/The	77,000	415	Incitec Pivot Ltd	112,267	313
Barclays PLC	12,934,320	45,426	K+S AG	11,557	365
Bendigo & Adelaide Bank Ltd	28,528	295	Kaneka Corp	18,000	110
BNP Paribas SA	504,870	26,508	Koninklijke DSM NV	6,550	347
BOC Hong Kong Holdings Ltd	176,800	620	Kuraray Co Ltd	23,100	290
Chiba Bank Ltd/The	48,000	323	Linde AG	138,234	26,482
Chugoku Bank Ltd/The	10,200	145	Mitsubishi Chemical Holdings Corp	31,700	164
Commonwealth Bank of Australia	27,929	1,931	Mitsubishi Gas Chemical Co Inc	13,000	59
Credit Agricole SA	52,372	621	Shin-Etsu Chemical Co Ltd	354,400	23,466
Credit Suisse Group AG (a)	1,369,790	28,842	Sumitomo Chemical Co Ltd	50,000	197
Danske Bank A/S	932,451	24,134	Yara International ASA	9,057	472
DBS Group Holdings Ltd	29,000	423			$129,035

See accompanying notes

Schedule of Investments
Overseas Fund
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Commercial Services - 0.08%			Electronics (continued)
Abertis Infraestructuras SA	13,498	$264	Nippon Electric Glass Co Ltd	25,000	$129
Adecco SA (a)	7,229	540			$20,148
Atlantia SpA	20,732	534
Dai Nippon Printing Co Ltd	37,000	333	Engineering & Construction - 1.92%
			ABB Ltd (a)	574,142	11,039
Securitas AB	20,345	248	ABB Ltd ADR(a)	272,000	5,206
Toppan Printing Co Ltd	37,000	247
		$2,166	ACS Actividades de Construccion y Servicios	11,772	409
			SA
Computers - 0.02%			ACS Actividades de Construccion y Servicios	11,772	6
Cap Gemini SA	4,579	332	SA - Rights (a)
TDK Corp	2,900	181	Balfour Beatty PLC	1,929,291	6,442
		$513	Boskalis Westminster NV	5,747	254
			Cheung Kong Infrastructure Holdings Ltd	41,000	337
Cosmetics & Personal Care - 0.65%			Ferrovial SA	27,822	552
Svenska Cellulosa AB SCA	25,508	615	JGC Corp	549,000	11,165
Unilever NV - CVA	374,032	16,220	Leighton Holdings Ltd	6,508	104
		$16,835	Sembcorp Industries Ltd	1,094,000	3,479
Distribution & Wholesale - 1.57%			Skanska AB	25,492	565
ITOCHU Corp	70,600	715	Tecnicas Reunidas SA	226,825	8,821
Jardine Cycle & Carriage Ltd	705,500	22,020	Vinci SA	24,562	1,290
Marubeni Corp	78,000	431	WorleyParsons Ltd	14,379	107
Mitsubishi Corp	64,700	1,129			$49,776
Mitsui & Co Ltd	80,000	1,018	Entertainment - 0.02%
Rexel SA	19,111	357	Sankyo Co Ltd	3,300	118
Sumitomo Corp	1,479,100	14,596	Tabcorp Holdings Ltd	50,381	178
Toyota Tsusho Corp	14,200	336	Tatts Group Ltd	95,499	286
		$40,602			$582

Diversified Financial Services - 1.67%			Environmental Control - 0.00%
ASX Ltd	13,094	387	Kurita Water Industries Ltd	4,500	96
Daiwa Securities Group Inc	79,000	574
Deutsche Boerse AG	294,226	22,561
Nomura Holdings Inc	153,200	815	Food - 2.25%
Old Mutual PLC	244,644	763	Aryzta AG (a)	2,039	153
ORIX Corp	68,000	781	Casino Guichard Perrachon SA	88,826	8,058
Shinhan Financial Group Co Ltd	422,977	17,270	Charoen Pokphand Foods PCL	21,880,100	16,827
		$43,151	Colruyt SA	1,642	76
			Dairy Crest Group PLC	1,581,597	11,634
Electric - 1.79%			Delhaize Group SA	6,718	559
AGL Energy Ltd	44,338	490	Koninklijke Ahold NV	42,618	769
AusNet Services	3,602	4	Metcash Ltd	61,282	69
Chubu Electric Power Co Inc	20,900	276	Nestle SA	54,238	4,142
Chugoku Electric Power Co Inc/The	19,900	275	NH Foods Ltd	4,000	99
CLP Holdings Ltd	89,000	795	Nisshin Seifun Group Inc	14,960	184
Contact Energy Ltd	24,486	126	Nissin Foods Holdings Co Ltd	1,900	102
E.ON SE	106,020	1,641	Orkla ASA	1,780,765	13,124
EDP - Energias de Portugal SA	158,720	604	Seven & i Holdings Co Ltd	12,700	465
Electric Power Development Co Ltd	7,800	284	Tate & Lyle PLC	32,033	327
Electricite de France SA	15,941	432	Tesco PLC	345,346	1,168
Enel SpA	348,752	1,576	Toyo Suisan Kaisha Ltd	3,900	137
Fortum OYJ	18,872	403	Wilmar International Ltd	128,000	304
GDF Suez	975,642	21,638	Yamazaki Baking Co Ltd	4,000	59
Hokuriku Electric Power Co	10,800	153			$58,256
Iberdrola SA	273,283	1,886
Meridian Energy Ltd	83,840	117	Forest Products & Paper - 0.98%
Mighty River Power Ltd	46,748	114	DS Smith PLC	5,193,518	24,701
Power Assets Holdings Ltd	65,500	685	Oji Holdings Corp	53,000	200
Red Electrica Corp SA	4,566	389	UPM-Kymmene OYJ	26,849	472
RWE AG	20,793	577			$25,373
SSE PLC	524,004	12,680
Terna Rete Elettrica Nazionale SpA	100,689	441	Gas - 1.00%
Tohoku Electric Power Inc	29,000	365	Centrica PLC	265,907	1,174
Tokyo Electric Power Co Co Inc (a)	92,700	393	Enagas SA	13,725	435
			Gas Natural SDG SA	16,705	392
		$46,344	National Grid PLC	1,632,439	22,950
Electrical Components & Equipment - 2.58%			Osaka Gas Co Ltd	121,000	477
Legrand SA	489,805	26,256	Snam SpA	99,335	486
Mabuchi Motor Co Ltd	348,200	14,316			$25,914

Schneider Electric SE	348,630	26,207	Hand & Machine Tools - 1.15%
		$66,779	Fuji Electric Co Ltd	2,949,000	12,611
Electronics - 0.78%			Sandvik AB	1,635,718	17,169
Koninklijke Philips NV	697,943	19,245			$29,780
Kyocera Corp	13,600	599
NEC Corp	62,000	175

See accompanying notes

Schedule of Investments
Overseas Fund
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Services - 0.00%			Machinery - Construction & Mining (continued)
Miraca Holdings Inc	1,300	$58	Hitachi Ltd	6,437,000	$48,613
			Joy Global Inc	295,900	12,410

Holding Companies - Diversified - 0.53%			Komatsu Ltd	662,800	12,997
China Merchants Holdings International Co	3,148,270	11,569			$74,151
Ltd			Machinery - Diversified - 1.11%
Industrivarden AB	10,939	195	Amada Co Ltd	877,600	7,998
Keppel Corp Ltd	63,000	405	Metso OYJ	4,832	147
NWS Holdings Ltd	103,000	191	Mitsubishi Heavy Industries Ltd	103,000	569
Swire Pacific Ltd	44,500	596	OC Oerlikon Corp AG (a)	1,001,439	11,391
Wendel SA	1,412	158	Sumitomo Heavy Industries Ltd	13,000	70
Wharf Holdings Ltd/The	72,000	583	Teco Electric and Machinery Co Ltd	9,317,300	8,698
		$13,697			$28,873

Home Builders - 0.05%			Media - 1.84%
Daiwa House Industry Co Ltd	25,300	466	Axel Springer SE	2,609	160
Persimmon PLC (a)	7,150	171	Pearson PLC	40,689	826
Sekisui Chemical Co Ltd	18,000	197	ProSiebenSat.1 Media AG	10,605	470
Sekisui House Ltd	36,900	477	Reed Elsevier NV	1,810,643	44,267
		$1,311	Singapore Press Holdings Ltd	67,000	204
			Vivendi SA (a)	51,488	1,218
Home Furnishings - 0.23%			Wolters Kluwer NV	14,770	441
Electrolux AB	196,497	6,048			$47,586

Insurance - 6.78%			Mining - 0.93%
Admiral Group PLC	12,677	276	Anglo American PLC	71,675	1,197
Aegon NV	2,912,204	20,755	Antofagasta PLC	26,339	257
Allianz SE	22,766	3,754	BHP Billiton PLC	106,560	2,315
Assicurazioni Generali SpA	59,379	1,253	Mitsubishi Materials Corp	72,000	227
Aviva PLC	3,786,982	30,045	Orica Ltd	24,292	341
AXA SA	681,734	15,947	Rio Tinto Ltd	20,430	911
Baloise Holding AG	3,066	399	Rio Tinto PLC	414,814	18,228
CNP Assurances	11,153	196	Sumitomo Metal Mining Co Ltd	34,000	486
Delta Lloyd NV	1,107,982	20,934			$23,962
Direct Line Insurance Group PLC	104,566	490	Miscellaneous Manufacturing - 0.99%
Gjensidige Forsikring ASA	13,527	228	ALS Ltd	25,862	98
Hannover Rueck SE	3,855	345	FUJIFILM Holdings Corp	22,100	747
Helvetia Holding AG	11,851	6,045	Melrose Industries PLC	35,787	142
Insurance Australia Group Ltd	116,304	576	Nikon Corp	1,604,600	20,360
Legal & General Group PLC	293,051	1,177	Siemens AG	39,096	4,130
Mapfre SA	59,198	199	Wartsila OYJ Abp	3,457	160
MS&AD Insurance Group Holdings Inc	24,200	588			$25,637
Muenchener Rueckversicherungs-Gesellschaft	8,602	1,725
AG in Muenchen			Office & Business Equipment - 0.87%
QBE Insurance Group Ltd	56,625	464	Canon Inc	693,400	21,936
RSA Insurance Group PLC (a)	24,329	166	Ricoh Co Ltd	48,500	473
Sampo Oyj	22,236	1,077			$22,409
SCOR SE	9,915	309	Oil & Gas - 5.41%
Standard Life PLC	97,606	590	BG Group PLC	1,199,304	15,996
Swiss Life Holding AG (a)	73,635	16,432
Swiss Re AG (a)	17,909	1,616	BP PLC	777,356	4,994
			CNOOC Ltd	13,567,000	18,002
T&D Holdings Inc	37,700	425	Eni SpA	760,048	12,790
Tokio Marine Holdings Inc	33,100	1,156	Idemitsu Kosan Co Ltd	5,600	94
Tryg A/S	1,375	161	Imperial Oil Ltd	320,000	11,896
Zurich Insurance Group AG (a)	145,958	48,396
			Inpex Corp	41,200	456
		$175,724	JX Holdings Inc	151,910	561
Investment Companies - 0.00%			Repsol SA	44,446	787
BGP Holdings PLC (a),(b)	738,711	—	Royal Dutch Shell PLC - A Shares	738,025	22,455
			Royal Dutch Shell PLC - A Shares	462,692	14,101
			Royal Dutch Shell PLC - B Shares	103,688	3,283
Iron & Steel - 0.09%			Statoil ASA	47,417	794
ArcelorMittal	41,633	398	Total SA	639,936	32,848
JFE Holdings Inc	23,000	506	Transocean Ltd	24,824	396
Kobe Steel Ltd	195,000	342	Woodside Petroleum Ltd	31,504	837
Nippon Steel & Sumitomo Metal Corp	356,000	832			$140,290
Voestalpine AG	7,520	268
		$2,346	Oil & Gas Services - 1.05%
			Petrofac Ltd	261,518	2,771
Leisure Products & Services - 0.92%			Technip SA	417,111	24,358
Carnival PLC	529,456	23,704			$27,129
Yamaha Corp	10,700	156
		$23,860	Packaging & Containers - 0.41%
			Rexam PLC	1,678,395	10,725
Machinery - Construction & Mining - 2.86%
Hitachi Construction Machinery Co Ltd	7,100	131

See accompanying notes

Schedule of Investments
Overseas Fund
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Pharmaceuticals - 10.28%			Retail (continued)
AstraZeneca PLC	66,425	$4,728	Citizen Holdings Co Ltd	17,600	$141
Bayer AG	156,617	22,558	Harvey Norman Holdings Ltd	22,073	67
Daiichi Sankyo Co Ltd	43,700	634	Kering	2,078	419
Eisai Co Ltd	10,600	528	Kingfisher PLC	7,016,796	36,095
GlaxoSmithKline PLC	2,405,452	52,966	Marks & Spencer Group PLC	69,470	505
Hisamitsu Pharmaceutical Co Inc	3,800	129	Rallye SA	293,646	11,011
Kyowa Hakko Kirin Co Ltd	15,000	171	Takashimaya Co Ltd	18,000	158
Medipal Holdings Corp	9,800	114			$48,849
Mitsubishi Tanabe Pharma Corp	15,000	237
Novartis AG	671,679	65,457	Semiconductors - 0.01%
Orion Oyj	3,336	110	Rohm Co Ltd	3,200	206
Otsuka Holdings Co Ltd	26,200	811
Roche Holding AG	86,744	23,379	Shipbuilding - 0.19%
Sanofi	745,512	68,691	Sembcorp Marine Ltd	2,146,000	4,749
Shionogi & Co Ltd	10,000	300	Yangzijiang Shipbuilding Holdings Ltd	128,000	117
Suzuken Co Ltd/Aichi Japan	4,700	132			$4,866
Taisho Pharmaceutical Holdings Co Ltd	2,100	133
Takeda Pharmaceutical Co Ltd	33,600	1,679	Software - 0.71%
Teva Pharmaceutical Industries Ltd	19,987	1,135	Amadeus IT Holding SA	14,198	570
Teva Pharmaceutical Industries Ltd ADR	398,500	22,659	SAP SE	272,941	17,814
		$266,551			$18,384

Pipelines - 0.00%			Telecommunications - 6.83%
			Altice SA (a)	2,895	242
Koninklijke Vopak NV	1,643	92
			Belgacom SA	9,975	372
			Bezeq The Israeli Telecommunication Corp	127,968	204
Private Equity - 0.02%			Ltd
3i Group PLC	65,812	454	BT Group PLC	208,272	1,307
			China Mobile Ltd	2,693,841	35,312
Real Estate - 0.25%			Deutsche Telekom AG	161,975	2,792
Cheung Kong Holdings Ltd	66,500	1,269	Elisa OYJ	9,162	244
Hang Lung Properties Ltd	150,000	441	Eutelsat Communications SA	10,289	354
Henderson Land Development Co Ltd	35,420	252	HKT Trust & HKT Ltd	169,920	222
Hysan Development Co Ltd	41,000	198	KDDI Corp	630,600	44,513
Keppel Land Ltd	46,000	154	Nippon Telegraph & Telephone Corp	17,900	1,060
Kerry Properties Ltd	43,000	152	NTT DOCOMO Inc	64,500	1,089
Lend Lease Group	37,600	485	Orange SA	95,225	1,675
Mitsubishi Estate Co Ltd	22,000	443	PCCW Ltd	280,829	186
Mitsui Fudosan Co Ltd	17,000	430	SES SA	7,102	259
New World Development Co Ltd	341,285	407	Singapore Telecommunications Ltd	373,000	1,123
Nomura Real Estate Holdings Inc	8,300	140	SK Telecom Co Ltd	133,689	35,035
Sun Hung Kai Properties Ltd	78,383	1,275	Spark New Zealand Ltd	130,895	314
Swire Properties Ltd	77,200	248	Swisscom AG	1,012	593
Swiss Prime Site AG (a)	1,919	166	TDC A/S	2,258,732	16,716
UOL Group Ltd	30,000	160	Tele2 AB	21,063	238
			Telecom Italia SpA (a)	426,314	495
Wheelock & Co Ltd	61,000	345
		$6,565	Telefonica SA	179,001	2,684
			Telekomunikasi Indonesia Persero Tbk PT	16,828,600	3,736
REITS - 0.35%			Telenor ASA	31,678	681
British Land Co PLC/The	49,670	619	TeliaSonera AB	100,492	619
CapitaCommercial Trust	141,000	184	Vodafone Group PLC	7,125,561	25,057
CapitaMall Trust	162,000	250			$177,122
Dexus Property Group	59,058	353
Fonciere Des Regions	1,842	189	Transportation - 1.00%
Gecina SA	1,894	248	AP Moeller - Maersk A/S - A shares	129	252
GPT Group/The	112,560	395	AP Moeller - Maersk A/S - B shares	223	451
Hammerson PLC	53,046	549	Central Japan Railway Co	6,800	1,166
Intu Properties PLC	59,591	327	East Japan Railway Co	171,700	13,261
Japan Prime Realty Investment Corp	53	185	Hankyu Hanshin Holdings Inc	51,000	283
Japan Retail Fund Investment Corp	162	351	Hutchison Port Holdings Trust	378,000	270
Land Securities Group PLC	39,500	757	Kamigumi Co Ltd	15,000	150
Link REIT/The	98,000	663	Mitsui OSK Lines Ltd	73,000	246
Mirvac Group	243,753	364	Nippon Express Co Ltd	57,000	333
Nippon Prologis REIT Inc	98	231	Nippon Yusen KK	54,000	161
			PostNL NV (a)	2,364,473	8,553
Novion Property Group	146,346	262
Scentre Group (a)	225,630	663	Toll Holdings Ltd	43,556	208
Segro PLC	49,785	308	West Japan Railway Co	10,900	561
Unibail-Rodamco SE	4,878	1,374			$25,895
United Urban Investment Corp	161	258	Water - 0.36%
Westfield Corp	83,880	640	Guangdong Investment Ltd	5,954,400	7,993
		$9,170	Suez Environnement Co	19,846	365
Retail - 1.89%			United Utilities Group PLC	28,773	444
Aeon Co Ltd	42,900	453

See accompanying notes

			Schedule of Investments
			Overseas Fund
			January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Water (continued)
Veolia Environnement SA	28,905		$529
			$9,331
TOTAL COMMON STOCKS			$2,472,143
INVESTMENT COMPANIES - 5.84%	Shares Held	Value	(000	's)
Publicly Traded Investment Fund - 5.84%
BlackRock Liquidity Funds TempFund	95,001,899		95,002
Portfolio
Goldman Sachs Financial Square Funds -	55,455,786		55,456
Money Market Fund
JP Morgan Prime Money Market Fund	958,888		959
			$151,417
TOTAL INVESTMENT COMPANIES			$151,417
PREFERRED STOCKS - 0.08%	Shares Held	Value	(000	's)
Automobile Manufacturers - 0.08%
Bayerische Motoren Werke AG	3,593		304
Porsche Automobil Holding SE	7,491		628
Volkswagen AG	5,121		1,142
			$2,074
TOTAL PREFERRED STOCKS			$2,074
Total Investments			$2,625,634
Liabilities in Excess of Other Assets, Net - (1.31)%				$(33,837)
TOTAL NET ASSETS - 100.00%			$2,591,797

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.

Portfolio Summary (unaudited)

Country	Percent
United Kingdom	23.13%
Japan	13.63%
Switzerland	10.96%
France	10.58%
United States	7.60%
Netherlands	7.16%
Germany	6.37%
Korea, Republic Of	4.21%
Hong Kong	2.52%
Singapore	2.17%
Denmark	1.62%
Spain	1.60%
Sweden	1.19%
Ireland	1.14%
Israel	0.93%
Australia	0.86%
Brazil	0.79%
China	0.70%
Italy	0.70%
Thailand	0.65%
Norway	0.63%
Austria	0.55%
Belgium	0.50%
Canada	0.46%
Taiwan, Province Of China	0.33%
Indonesia	0.14%
Finland	0.11%
Luxembourg	0.04%
New Zealand	0.02%
Portugal	0.02%
Liabilities in Excess of Other Assets, Net	(1.31)%
TOTAL NET ASSETS	100.00%

See accompanying notes

		Schedule of Investments
Overseas Fund
January 31, 2015 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; March 2015	Long	905	$80,779		$79,939	$(840)
S&P 500 Emini; March 2015	Long	346	35,373		34,399	(974)
Total						$(1,814)
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
January 31, 2015 (unaudited)

COMMON STOCKS - 98.12%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 2.76%			Cosmetics & Personal Care - 0.80%
Boeing Co/The	265,367	$38,576	Procter & Gamble Co/The	231,885	$19,546
Northrop Grumman Corp	107,942	16,942
Teledyne Technologies Inc (a)	128,554	12,218
			Distribution & Wholesale - 0.46%
		$67,736	Pool Corp	181,423	11,286
Airlines - 0.44%
Alaska Air Group Inc	103,704	7,038	Diversified Financial Services - 3.50%
Cathay Pacific Airways Ltd ADR	333,455	3,868	Ameriprise Financial Inc	87,174	10,891
		$10,906	Charles Schwab Corp/The	915,154	23,776
Apparel - 2.12%			FNF Group	373,139	13,097
Nike Inc	422,494	38,975	Franklin Resources Inc	518,476	26,717
Ralph Lauren Corp	78,040	13,024	T Rowe Price Group Inc	143,544	11,300
		$51,999			$85,781

Automobile Manufacturers - 0.92%			Electric - 1.32%
Nissan Motor Co Ltd ADR	61,866	1,053	Duke Energy Corp	157,422	13,718
PACCAR Inc	358,149	21,528	Edison International	118,325	8,064
		$22,581	Xcel Energy Inc	279,191	10,478
					$32,260
Automobile Parts & Equipment - 1.43%
Autoliv Inc	137,319	14,564	Electronics - 3.02%
Johnson Controls Inc	442,497	20,563	Corning Inc	520,687	12,377
		$35,127	FEI Co	78,593	6,462
			FLIR Systems Inc	129,566	3,913
Banks - 6.49%			Thermo Fisher Scientific Inc	156,592	19,607
East West Bancorp Inc	309,377	11,193	Trimble Navigation Ltd (a)	273,427	6,518
Goldman Sachs Group Inc/The	65,872	11,357	Waters Corp (a)	211,004	25,120
JP Morgan Chase & Co	466,233	25,354			$73,997
PNC Financial Services Group Inc/The	218,986	18,513
State Street Corp	125,295	8,960	Engineering & Construction - 0.51%
SVB Financial Group (a)	113,005	12,758	Granite Construction Inc	146,904	5,006
			Jacobs Engineering Group Inc (a)	195,660	7,455
US Bancorp/MN	560,683	23,498
Wells Fargo & Co	916,883	47,605			$12,461
		$159,238	Environmental Control - 0.47%
Beverages - 1.81%			Waste Connections Inc	266,040	11,498
Ambev SA ADR	893,019	5,876
Brown-Forman Corp	127,094	11,295	Food - 2.84%
Coca-Cola Co/The	461,273	18,990	Dairy Farm International Holdings Ltd ADR	144,737	6,426
PepsiCo Inc	88,908	8,338	Darling Ingredients Inc (a)	112,629	1,912
		$44,499	General Mills Inc	254,331	13,347
Biotechnology - 0.78%			Kroger Co/The	303,748	20,974
Gilead Sciences Inc (a)	181,383	19,014	McCormick & Co Inc/MD	174,667	12,470
			Whole Foods Market Inc	279,617	14,567
					$69,696
Building Materials - 0.44%
Apogee Enterprises Inc	251,725	10,890	Gas - 1.70%
			Sempra Energy	371,469	41,575

Chemicals - 2.56%
Axiall Corp	110,393	4,885	Healthcare - Products - 2.72%
EI du Pont de Nemours & Co	240,755	17,144	Becton Dickinson and Co	137,628	19,004
FMC Corp	175,485	10,090	Bio-Techne Corp	116,854	10,870
			Edwards Lifesciences Corp (a)	99,307	12,448
International Flavors & Fragrances Inc	149,148	15,826	Halyard Health Inc (a)	156,228	6,963
PPG Industries Inc	66,524	14,827
		$62,772	Medtronic PLC	104,426	7,456
			Varian Medical Systems Inc (a)	107,163	9,919
Commercial Services - 0.66%					$66,660
Robert Half International Inc	152,299	8,843
TrueBlue Inc (a)	336,594	7,425	Healthcare - Services - 1.31%
			DaVita HealthCare Partners Inc (a)	201,326	15,112
		$16,268
			Universal Health Services Inc	167,035	17,126
Computers - 5.37%					$32,238
Apple Inc	715,283	83,803
EMC Corp/MA	833,755	21,619	Housewares - 0.37%
International Business Machines Corp	137,792	21,125	Tupperware Brands Corp	134,120	9,068
Teradata Corp (a)	117,220	5,223
		$131,770	Insurance - 2.81%
Consumer Products - 0.68%			ACE Ltd	149,619	16,153
Kimberly-Clark Corp	57,040	6,158	Chubb Corp/The	65,610	6,423
WD-40 Co	129,025	10,588	HCC Insurance Holdings Inc	398,334	21,247
			MetLife Inc	182,705	8,496
		$16,746	StanCorp Financial Group Inc	48,059	2,982
			XL Group PLC	397,219	13,700
					$69,001

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Internet - 2.88%			REITS - 3.74%
Amazon.com Inc (a)	65,398	$23,186	Alexandria Real Estate Equities Inc	166,611	$16,248
eBay Inc (a)	180,717	9,578	Annaly Capital Management Inc	138,219	1,460
Google Inc - A Shares (a)	35,257	18,952	Essex Property Trust Inc	52,489	11,865
Google Inc - C Shares (a)	30,117	16,098	HCP Inc	264,504	12,508
LinkedIn Corp (a)	12,024	2,702	Plum Creek Timber Co Inc	357,248	15,905
		$70,516	Sabra Health Care REIT Inc	193,361	6,323
			Ventas Inc	182,543	14,569
Iron & Steel - 0.66%			Weyerhaeuser Co	359,030	12,871
Reliance Steel & Aluminum Co	203,245	10,644			$91,749
Schnitzer Steel Industries Inc	329,018	5,554
		$16,198	Retail - 6.72%
			Copart Inc (a)	398,631	14,590
Leisure Products & Services - 0.72%			Costco Wholesale Corp	306,933	43,888
Carnival Corp	158,011	6,946	CVS Health Corp	294,874	28,945
Harley-Davidson Inc	174,960	10,795	Home Depot Inc/The	163,758	17,100
		$17,741	Nordstrom Inc	366,030	27,891
Lodging - 0.09%			Starbucks Corp	371,427	32,511
Red Lion Hotels Corp (a)	336,862	2,163			$164,925
			Savings & Loans - 0.50%
Machinery - Construction & Mining - 0.28%			Washington Federal Inc	614,180	12,198
Caterpillar Inc	85,800	6,861
			Semiconductors - 3.68%
Machinery - Diversified - 0.94%			Altera Corp	362,345	11,930
AGCO Corp	67,507	2,926	Applied Materials Inc	557,396	12,731
Deere & Co	236,756	20,169	Avago Technologies Ltd	89,181	9,175
		$23,095	Intel Corp	468,475	15,478
			Lam Research Corp	196,421	15,015
Media - 2.21%			Microchip Technology Inc	337,534	15,223
Discovery Communications Inc - A Shares (a)	112,501	3,261
			Qualcomm Inc	170,723	10,663
Viacom Inc	220,183	14,184			$90,215
Walt Disney Co/The	403,338	36,688
		$54,133	Software - 6.41%
			Adobe Systems Inc (a)	477,968	33,520
Metal Fabrication & Hardware - 0.48%			Autodesk Inc (a)	169,649	9,162
Precision Castparts Corp	58,342	11,674	Fair Isaac Corp	223,008	15,911
			Informatica Corp (a)	236,551	9,861
Mining - 0.22%			Microsoft Corp	970,038	39,189
Freeport-McMoRan Inc	314,783	5,291	Omnicell Inc (a)	218,373	6,951
			Oracle Corp	755,645	31,654
			Tyler Technologies Inc (a)	103,646	10,995
Miscellaneous Manufacturing - 1.80%					$157,243
AptarGroup Inc	206,831	13,053
Crane Co	150,712	9,186	Telecommunications - 2.30%
General Electric Co	914,747	21,853	China Mobile Ltd ADR	145,138	9,480
		$44,092	Cisco Systems Inc	474,543	12,511
			Polycom Inc (a)	351,790	4,679
Oil & Gas - 6.04%			Verizon Communications Inc	650,878	29,752
Apache Corp	269,683	16,874			$56,422
California Resources Corp (a)	76,341	391
Chevron Corp	328,570	33,688	Toys, Games & Hobbies - 0.63%
Devon Energy Corp	247,388	14,910	Hasbro Inc	162,756	8,938
Energen Corp	141,248	8,958	Mattel Inc	241,739	6,503
Exxon Mobil Corp	517,337	45,226			$15,441
HollyFrontier Corp	141,039	5,066
Occidental Petroleum Corp	288,178	23,054	Transportation - 1.58%
			Expeditors International of Washington Inc	411,634	17,980
		$148,167	Union Pacific Corp	177,503	20,805
Oil & Gas Services - 0.65%					$38,785
Natural Gas Services Group Inc (a)	258,057	5,210
Schlumberger Ltd	129,924	10,705	Trucking & Leasing - 0.21%
		$15,915	Greenbrier Cos Inc/The	97,699	5,074

Pharmaceuticals - 6.90%			Water - 0.19%
Abbott Laboratories	293,498	13,137	California Water Service Group	191,518	4,700
AbbVie Inc	315,469	19,039
Actavis PLC (a)	42,580	11,349
Allergan Inc/United States	101,529	22,261	TOTAL COMMON STOCKS		$2,406,464
Bristol-Myers Squibb Co	284,722	17,160
Johnson & Johnson	280,683	28,108
McKesson Corp	187,206	39,809
Teva Pharmaceutical Industries Ltd ADR	137,452	7,816
VCA Inc (a)	202,957	10,574
		$169,253

See accompanying notes

			Schedule of Investments
			Principal Capital Appreciation Fund
			January 31, 2015 (unaudited)

INVESTMENT COMPANIES - 2.13%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 2.13%
JP Morgan US Government Money Market	52,317,970		$52,318
Fund

TOTAL INVESTMENT COMPANIES			$52,318
Total Investments			$2,458,782
Liabilities in Excess of Other Assets, Net - (0.25)%			$(6,197)
TOTAL NET ASSETS - 100.00%			$2,452,585

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector			Percent
Consumer, Non-cyclical			18.50%
Financial			17.04%
Technology			15.46%
Consumer, Cyclical			13.90%
Industrial			12.49%
Communications			7.39%
Energy			6.69%
Basic Materials			3.44%
Utilities			3.21%
Exchange Traded Funds			2.13%
Liabilities in Excess of Other Assets, Net			(0.25)%
TOTAL NET ASSETS			100.00%

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2010 Fund
		January 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.02%
Bond & Mortgage Securities Fund (a)	32,729,897	$362,975
Bond Market Index Fund (a)	9,857,766	110,604
Diversified International Fund (a)	5,802,618	66,150
Diversified Real Asset Fund (a)	4,617,922	55,600
Equity Income Fund (a)	2,947,851	76,467
Global Diversified Income Fund (a)	5,504,168	77,113
Global Multi-Strategy Fund (a)	3,789,006	41,869
Global Opportunities Fund (a)	2,170,068	25,173
High Yield Fund I (a)	4,039,620	41,002
Inflation Protection Fund (a)	9,051,570	78,930
International Emerging Markets Fund (a)	896,395	21,011
LargeCap Growth Fund I (a)	7,444,884	91,125
LargeCap S&P 500 Index Fund (a)	4,047,355	56,663
LargeCap Value Fund (a)	2,731,072	33,401
LargeCap Value Fund III (a)	3,584,544	54,198
MidCap Fund (a)	3,127,193	67,016
Overseas Fund (a)	6,214,434	63,822
Short-Term Income Fund (a)	13,830,022	169,418
SmallCap Growth Fund I (a)	1,836,360	21,155
SmallCap Value Fund II (a)	1,858,621	23,047
		$1,536,739
TOTAL INVESTMENT COMPANIES		$1,536,739
Total Investments		$1,536,739
Liabilities in Excess of Other Assets, Net - (0.02)%		$(254)
TOTAL NET ASSETS - 100.00%		$1,536,485

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	49.66%
Domestic Equity Funds	27.54%
International Equity Funds	11.46%
Specialty Funds	11.36%
Liabilities in Excess of Other Assets, Net	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2010 Fund
January 31, 2015 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	28,992,665	$314,975	6,981,049	$76,376	3,243,817	$35,507	32,729,897	$355,849
Bond Market Index Fund	—	—	10,629,037	118,456	771,271	8,590	9,857,766	109,866
Core Plus Bond Fund I	16,575,093	174,845	—	—	16,575,093	186,657	—	—
Diversified International Fund	6,230,260	89,638	117,622	1,356	545,264	6,356	5,802,618	85,406
Diversified Real Asset Fund	4,946,391	50,972	122,271	1,484	450,740	5,533	4,617,922	47,421
Equity Income Fund	3,189,866	60,294	27,991	752	270,006	7,198	2,947,851	55,713
Global Diversified Income Fund	5,755,257	65,182	261,256	3,675	512,345	7,347	5,504,168	61,703
Global Multi-Strategy Fund	4,052,842	41,834	114,627	1,263	378,463	4,221	3,789,006	39,010
Global Opportunities Fund	2,111,906	22,881	238,420	2,775	180,258	2,280	2,170,068	23,562
High Yield Fund I	4,312,910	41,486	127,939	1,302	401,229	4,102	4,039,620	38,682
Inflation Protection Fund	9,770,709	79,378	167,512	1,421	886,651	7,619	9,051,570	73,250
International Emerging Markets Fund	958,038	26,831	19,417	453	81,060	1,931	896,395	25,253
LargeCap Growth Fund I	7,295,056	56,778	766,198	9,367	616,370	8,187	7,444,884	60,031
LargeCap S&P 500 Index Fund	4,327,759	42,994	92,571	1,342	372,975	5,420	4,047,355	39,945
LargeCap Value Fund	2,633,407	22,998	321,453	4,074	223,788	3,064	2,731,072	24,074
LargeCap Value Fund III	3,801,692	50,981	105,840	1,668	322,988	5,141	3,584,544	47,972
MidCap Fund	3,215,649	47,500	174,722	3,759	263,178	5,905	3,127,193	46,638
Overseas Fund	6,286,816	56,326	493,609	5,195	565,991	6,257	6,214,434	55,836
Short-Term Income Fund	15,008,224	181,265	153,625	1,877	1,331,827	16,266	13,830,022	166,872
SmallCap Growth Fund I	1,638,223	15,916	335,115	3,886	136,978	1,816	1,836,360	18,007
SmallCap Value Fund II	1,784,867	14,099	213,352	2,695	139,598	1,912	1,858,621	15,208
		$1,457,173		$243,176		$331,309		$1,390,298

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$2,944			$5			$—
Bond Market Index Fund		2,369			—			—
Core Plus Bond Fund I		—			11,812			—
Diversified International Fund		1,071			768			—
Diversified Real Asset Fund		915			498			310
Equity Income Fund		438			1,865			—
Global Diversified Income Fund		1,692			193			1,373
Global Multi-Strategy Fund		518			134			545
Global Opportunities Fund		1,815			186			863
High Yield Fund I		658			(4)			235
Inflation Protection Fund		1,065			70			—
International Emerging Markets Fund		369			(100)			—
LargeCap Growth Fund I		1,084			2,073			7,937
LargeCap S&P 500 Index Fund		1,103			1,029			—
LargeCap Value Fund		2,190			66			1,755
LargeCap Value Fund III		1,019			464			426
MidCap Fund		302			1,284			3,210
Overseas Fund		2,272			572			2,642
Short-Term Income Fund		832			(4)			42
SmallCap Growth Fund I		154			21			3,657
SmallCap Value Fund II		520			326			2,100
		$23,330			$21,258			$25,095
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2015 Fund
		January 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.02%
Bond & Mortgage Securities Fund (a)	17,579,408	$194,956
Bond Market Index Fund (a)	5,400,192	60,590
Diversified International Fund (a)	3,767,424	42,949
Diversified Real Asset Fund (a)	2,813,033	33,869
Equity Income Fund (a)	1,482,256	38,450
Global Diversified Income Fund (a)	2,152,827	30,161
Global Multi-Strategy Fund (a)	2,167,537	23,951
Global Opportunities Fund (a)	2,569,513	29,806
High Yield Fund I (a)	1,865,913	18,939
Inflation Protection Fund (a)	4,450,780	38,811
International Emerging Markets Fund (a)	684,059	16,034
LargeCap Growth Fund I (a)	5,410,113	66,220
LargeCap S&P 500 Index Fund (a)	3,103,125	43,444
LargeCap Value Fund (a)	2,253,975	27,566
LargeCap Value Fund III (a)	3,002,772	45,402
MidCap Fund (a)	1,169,249	25,057
MidCap Growth Fund III (a)	864,171	8,788
MidCap Value Fund III (a)	493,991	9,420
Overseas Fund (a)	4,094,146	42,047
Short-Term Income Fund (a)	4,803,744	58,846
SmallCap Growth Fund I (a)	1,098,149	12,651
SmallCap Value Fund II (a)	1,044,465	12,951
		$880,908
TOTAL INVESTMENT COMPANIES		$880,908
Total Investments		$880,908
Liabilities in Excess of Other Assets, Net - (0.02)%		$(136)
TOTAL NET ASSETS - 100.00%		$880,772

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	42.25%
Domestic Equity Funds	32.93%
International Equity Funds	14.85%
Specialty Funds	9.99%
Liabilities in Excess of Other Assets, Net	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2015 Fund
January 31, 2015 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	18,159,158	$188,477	4,723,232	$51,680	5,302,982	$57,984	17,579,408	$182,139
Bond Market Index Fund	—	—	6,902,844	76,901	1,502,652	16,789	5,400,192	60,131
Core Plus Bond Fund I	10,557,638	114,880	—	—	10,557,638	118,806	—	—
Diversified International Fund	4,720,801	43,951	153,009	1,748	1,106,386	13,022	3,767,424	33,152
Diversified Real Asset Fund	3,506,427	39,557	132,146	1,600	825,540	10,160	2,813,033	31,209
Equity Income Fund	1,875,713	36,829	41,444	1,098	434,901	11,654	1,482,256	28,409
Global Diversified Income Fund	2,631,588	34,714	157,325	2,217	636,086	9,182	2,152,827	27,796
Global Multi-Strategy Fund	2,695,965	28,128	114,933	1,269	643,361	7,232	2,167,537	22,443
Global Opportunities Fund	2,929,883	31,914	323,469	3,784	683,839	8,920	2,569,513	27,811
High Yield Fund I	2,317,865	21,827	106,734	1,084	558,686	5,720	1,865,913	17,196
Inflation Protection Fund	5,593,860	46,049	174,967	1,492	1,318,047	11,336	4,450,780	36,255
International Emerging Markets Fund	855,967	16,136	29,660	690	201,568	4,826	684,059	11,979
LargeCap Growth Fund I	6,215,050	47,779	643,894	7,920	1,448,831	19,778	5,410,113	40,358
LargeCap S&P 500 Index Fund	3,878,240	27,626	131,467	1,895	906,582	13,294	3,103,125	21,571
LargeCap Value Fund	2,548,749	21,224	302,219	3,847	596,993	8,443	2,253,975	18,594
LargeCap Value Fund III	3,725,069	50,650	142,021	2,230	864,318	13,916	3,002,772	40,372
MidCap Fund	1,411,527	21,354	85,840	1,855	328,118	7,460	1,169,249	17,571
MidCap Growth Fund III	874,885	6,093	194,724	2,000	205,438	2,619	864,171	6,069
MidCap Value Fund III	575,750	9,290	51,235	989	132,994	2,780	493,991	7,972
Overseas Fund	4,830,369	47,118	402,302	4,232	1,138,525	12,950	4,094,146	38,578
Short-Term Income Fund	6,086,235	74,017	168,304	2,055	1,450,795	17,716	4,803,744	58,356
SmallCap Growth Fund I	1,152,250	9,304	217,066	2,534	271,167	3,751	1,098,149	8,741
SmallCap Value Fund II	1,183,190	10,114	137,303	1,744	276,028	3,870	1,044,465	8,811
		$927,031		$174,864		$382,208		$745,513

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$1,689			$(34)			$—
Bond Market Index Fund		1,267			19			—
Core Plus Bond Fund I		—			3,926			—
Diversified International Fund		680			475			—
Diversified Real Asset Fund		545			212			184
Equity Income Fund		216			2,136			—
Global Diversified Income Fund		671			47			525
Global Multi-Strategy Fund		289			278			304
Global Opportunities Fund		2,107			1,033			1,002
High Yield Fund I		318			5			106
Inflation Protection Fund		512			50			—
International Emerging Markets Fund		276			(21)			—
LargeCap Growth Fund I		772			4,437			5,656
LargeCap S&P 500 Index Fund		827			5,344			—
LargeCap Value Fund		1,772			1,966			1,421
LargeCap Value Fund III		835			1,408			350
MidCap Fund		111			1,822			1,178
MidCap Growth Fund III		717			595			1,087
MidCap Value Fund III		368			473			425
Overseas Fund		1,464			178			1,700
Short-Term Income Fund		302			—			14
SmallCap Growth Fund I		91			654			2,149
SmallCap Value Fund II		288			823			1,162
		$16,117			$25,826			$17,263
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2020 Fund
		January 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.02%
Bond & Mortgage Securities Fund (a)	106,458,343	$1,180,623
Bond Market Index Fund (a)	31,751,282	356,249
Diversified International Fund (a)	30,696,612	349,941
Diversified Real Asset Fund (a)	14,549,126	175,172
Equity Income Fund (a)	7,698,424	199,697
Global Diversified Income Fund (a)	9,633,704	134,968
Global Multi-Strategy Fund (a)	15,592,580	172,298
Global Opportunities Fund (a)	26,460,560	306,943
Global Real Estate Securities Fund (a)	22,825,355	219,124
High Yield Fund I (a)	11,908,345	120,870
Inflation Protection Fund (a)	24,303,109	211,923
International Emerging Markets Fund (a)	6,655,040	155,994
LargeCap Growth Fund I (a)	46,229,516	565,849
LargeCap S&P 500 Index Fund (a)	27,489,280	384,850
LargeCap Value Fund (a)	22,355,197	273,404
LargeCap Value Fund III (a)	29,227,857	441,925
MidCap Fund (a)	4,692,729	100,565
MidCap Growth Fund III (a)	12,462,604	126,745
MidCap Value Fund III (a)	6,790,604	129,497
Overseas Fund (a)	34,151,256	350,733
Short-Term Income Fund (a)	17,809,682	218,169
SmallCap Growth Fund I (a)	9,525,554	109,734
SmallCap Value Fund II (a)	9,430,858	116,943
		$6,402,216
TOTAL INVESTMENT COMPANIES		$6,402,216
Total Investments		$6,402,216
Liabilities in Excess of Other Assets, Net - (0.02)%		$(999)
TOTAL NET ASSETS - 100.00%		$6,401,217

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	38.25%
Fixed Income Funds	32.62%
International Equity Funds	21.61%
Specialty Funds	7.54%
Liabilities in Excess of Other Assets, Net	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2020 Fund
January 31, 2015 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	90,707,453	$983,777	25,780,335	$282,085	10,029,445	$109,707	106,458,343	$1,156,151
Bond Market Index Fund	—	—	34,538,064	384,597	2,786,782	31,067	31,751,282	353,623
Core Plus Bond Fund I	56,260,713	607,618	—	—	56,260,713	632,893	—	—
Diversified International Fund	32,751,125	443,284	763,009	8,785	2,817,522	32,965	30,696,612	418,241
Diversified Real Asset Fund	15,459,195	165,194	458,845	5,574	1,368,914	16,794	14,549,126	154,271
Equity Income Fund	8,288,809	158,464	106,035	2,839	696,420	18,618	7,698,424	146,167
Global Diversified Income Fund	10,039,151	136,803	517,214	7,286	922,661	13,247	9,633,704	130,898
Global Multi-Strategy Fund	16,508,779	172,267	545,672	6,018	1,461,871	16,358	15,592,580	162,304
Global Opportunities Fund	25,668,932	279,427	2,989,429	34,847	2,197,801	28,165	26,460,560	288,589
Global Real Estate Securities Fund	24,081,750	179,969	669,264	6,228	1,925,659	17,932	22,825,355	170,404
High Yield Fund I	12,582,832	121,828	428,870	4,368	1,103,357	11,280	11,908,345	115,060
Inflation Protection Fund	25,995,825	226,409	559,410	4,757	2,252,126	19,340	24,303,109	211,915
International Emerging Markets Fund	7,108,177	179,346	186,426	4,367	639,563	15,227	6,655,040	168,463
LargeCap Growth Fund I	45,172,084	353,584	4,903,932	60,049	3,846,500	51,697	46,229,516	376,841
LargeCap S&P 500 Index Fund	29,228,723	266,001	746,292	10,811	2,485,735	36,289	27,489,280	247,633
LargeCap Value Fund	21,506,209	204,438	2,705,908	34,333	1,856,920	25,782	22,355,197	213,834
LargeCap Value Fund III	30,849,069	416,940	980,660	15,448	2,601,872	41,668	29,227,857	394,722
MidCap Fund	4,815,200	71,565	278,976	6,011	401,447	9,067	4,692,729	70,016
MidCap Growth Fund III	10,729,167	96,320	2,666,470	27,252	933,033	11,510	12,462,604	112,717
MidCap Value Fund III	6,734,334	107,898	625,689	12,049	569,419	11,755	6,790,604	110,075
Overseas Fund	34,299,506	327,041	2,833,984	29,827	2,982,234	33,375	34,151,256	323,317
Short-Term Income Fund	19,227,454	235,166	304,984	3,726	1,722,756	21,035	17,809,682	217,852
SmallCap Growth Fund I	8,490,984	80,810	1,758,776	20,426	724,206	9,784	9,525,554	91,523
SmallCap Value Fund II	9,073,018	71,023	1,111,826	14,062	753,986	10,436	9,430,858	77,746
		$5,885,172		$985,745		$1,225,991		$5,712,362

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$9,536			$(4)			$—
Bond Market Index Fund		7,528			93			—
Core Plus Bond Fund I		—			25,275			—
Diversified International Fund		5,596			(863)			—
Diversified Real Asset Fund		2,846			297			962
Equity Income Fund		1,131			3,482			—
Global Diversified Income Fund		2,945			56			2,377
Global Multi-Strategy Fund		2,100			377			2,209
Global Opportunities Fund		21,880			2,480			10,404
Global Real Estate Securities Fund		3,822			2,139			983
High Yield Fund I		1,923			144			683
Inflation Protection Fund		2,821			89			—
International Emerging Markets Fund		2,715			(23)			—
LargeCap Growth Fund I		6,653			14,905			48,727
LargeCap S&P 500 Index Fund		7,395			7,110			—
LargeCap Value Fund		17,732			845			14,209
LargeCap Value Fund III		8,202			4,002			3,430
MidCap Fund		449			1,507			4,765
MidCap Growth Fund III		10,423			655			15,804
MidCap Value Fund III		5,101			1,883			5,894
Overseas Fund		12,323			(176)			14,314
Short-Term Income Fund		1,066			(5)			54
SmallCap Growth Fund I		793			71			18,779
SmallCap Value Fund II		2,616			3,097			10,563
		$137,596			$67,436			$154,157
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2025 Fund
		January 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond & Mortgage Securities Fund (a)	21,463,097	$238,026
Bond Market Index Fund (a)	7,029,480	78,871
Diversified International Fund (a)	7,697,880	87,756
Diversified Real Asset Fund (a)	3,004,217	36,171
Global Diversified Income Fund (a)	1,255,132	17,584
Global Multi-Strategy Fund (a)	3,744,924	41,381
Global Opportunities Fund (a)	6,273,567	72,773
Global Real Estate Securities Fund (a)	6,742,281	64,726
High Yield Fund I (a)	2,572,831	26,114
Inflation Protection Fund (a)	4,616,954	40,260
International Emerging Markets Fund (a)	1,747,540	40,962
LargeCap Growth Fund (a)	2,689,400	28,723
LargeCap Growth Fund I (a)	11,625,293	142,294
LargeCap S&P 500 Index Fund (a)	7,087,728	99,228
LargeCap Value Fund (a)	5,888,423	72,015
LargeCap Value Fund III (a)	7,889,756	119,293
MidCap Fund (a)	534,513	11,455
MidCap Growth Fund III (a)	3,723,812	37,871
MidCap Value Fund III (a)	2,072,760	39,528
Overseas Fund (a)	8,596,935	88,291
Preferred Securities Fund (a)	3,294,878	34,036
SmallCap Growth Fund I (a)	2,138,016	24,630
SmallCap Value Fund II (a)	2,094,293	25,969
		$1,467,957
TOTAL INVESTMENT COMPANIES		$1,467,957
Total Investments		$1,467,957
Other Assets in Excess of Liabilities, Net - 0.00%		$12
TOTAL NET ASSETS - 100.00%		$1,467,969

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	40.95%
Fixed Income Funds	28.42%
International Equity Funds	24.15%
Specialty Funds	6.48%
Other Assets in Excess of Liabilities, Net	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2025 Fund
January 31, 2015 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	22,698,631	$240,046	4,826,508	$52,840	6,062,042	$66,263	21,463,097	$226,600
Bond Market Index Fund	—	—	8,948,164	99,701	1,918,684	21,437	7,029,480	78,259
Core Plus Bond Fund I	11,558,992	126,829	—	—	11,558,992	130,031	—	—
Diversified International Fund	9,270,973	91,352	568,755	6,521	2,141,848	25,217	7,697,880	72,628
Diversified Real Asset Fund	3,599,222	41,415	236,188	2,873	831,193	10,228	3,004,217	34,060
Global Diversified Income Fund	1,465,721	20,687	133,531	1,889	344,120	4,968	1,255,132	17,593
Global Multi-Strategy Fund	4,476,969	47,294	300,011	3,317	1,032,056	11,608	3,744,924	39,309
Global Opportunities Fund	6,905,633	77,294	959,121	11,314	1,591,187	20,799	6,273,567	69,084
Global Real Estate Securities Fund	8,114,617	63,825	482,959	4,513	1,855,295	17,274	6,742,281	51,992
High Yield Fund I	3,059,141	29,806	230,431	2,347	716,741	7,336	2,572,831	24,646
Inflation Protection Fund	5,562,476	48,775	345,655	2,958	1,291,177	11,101	4,616,954	40,590
International Emerging Markets Fund	2,087,885	45,268	148,607	3,492	488,952	11,693	1,747,540	37,014
LargeCap Growth Fund	2,970,071	19,436	398,450	4,314	679,121	8,159	2,689,400	16,466
LargeCap Growth Fund I	12,897,197	111,140	1,695,726	21,049	2,967,630	40,595	11,625,293	96,911
LargeCap S&P 500 Index Fund	8,557,057	73,540	488,887	7,053	1,958,216	28,739	7,087,728	56,527
LargeCap Value Fund	6,437,566	61,281	928,851	11,893	1,477,994	20,968	5,888,423	53,909
LargeCap Value Fund III	9,464,902	129,367	589,307	9,267	2,164,453	34,890	7,889,756	106,876
MidCap Fund	623,085	10,135	54,489	1,185	143,061	3,257	534,513	8,374
MidCap Growth Fund III	3,642,662	36,977	923,630	9,585	842,480	10,791	3,723,812	36,248
MidCap Value Fund III	2,338,647	38,821	269,917	5,247	535,804	11,218	2,072,760	34,051
Overseas Fund	9,751,920	100,451	1,102,051	11,638	2,257,036	25,721	8,596,935	86,481
Preferred Securities Fund	3,896,713	38,807	304,089	3,140	905,924	9,450	3,294,878	32,498
SmallCap Growth Fund I	2,161,950	19,817	477,755	5,636	501,689	6,962	2,138,016	19,016
SmallCap Value Fund II	2,291,788	21,310	329,784	4,221	527,279	7,407	2,094,293	18,901
		$1,493,673		$285,993		$546,112		$1,258,033

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$2,048			$(23)			$—
Bond Market Index Fund		1,608			(5)			—
Core Plus Bond Fund I		—			3,202			—
Diversified International Fund		1,357			(28)			—
Diversified Real Asset Fund		567			—			191
Global Diversified Income Fund		382			(15)			297
Global Multi-Strategy Fund		487			306			512
Global Opportunities Fund		5,022			1,275			2,387
Global Real Estate Securities Fund		1,100			928			282
High Yield Fund I		427			(171)			142
Inflation Protection Fund		518			(42)			—
International Emerging Markets Fund		686			(53)			—
LargeCap Growth Fund		45			875			2,887
LargeCap Growth Fund I		1,620			5,317			11,865
LargeCap S&P 500 Index Fund		1,848			4,673			—
LargeCap Value Fund		4,526			1,703			3,626
LargeCap Value Fund III		2,147			3,132			897
MidCap Fund		50			311			526
MidCap Growth Fund III		3,017			477			4,575
MidCap Value Fund III		1,510			1,201			1,744
Overseas Fund		2,998			113			3,476
Preferred Securities Fund		510			1			564
SmallCap Growth Fund I		172			525			4,081
SmallCap Value Fund II		564			777			2,275
		$33,209			$24,479			$40,327
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2030 Fund
		January 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Bond & Mortgage Securities Fund (a)	76,337,015	$846,577
Bond Market Index Fund (a)	22,924,481	257,213
Diversified International Fund (a)	37,233,343	424,460
Diversified Real Asset Fund (a)	12,541,232	150,996
Global Multi-Strategy Fund (a)	16,617,524	183,624
Global Opportunities Fund (a)	27,878,041	323,385
Global Real Estate Securities Fund (a)	35,218,375	338,096
High Yield Fund I (a)	12,375,944	125,616
Inflation Protection Fund (a)	16,433,239	143,298
International Emerging Markets Fund (a)	8,776,821	205,729
LargeCap Growth Fund (a)	18,401,367	196,527
LargeCap Growth Fund I (a)	61,374,252	751,221
LargeCap S&P 500 Index Fund (a)	32,286,691	452,014
LargeCap Value Fund (a)	27,388,406	334,960
LargeCap Value Fund III (a)	38,221,182	577,904
MidCap Growth Fund III (a)	20,756,813	211,097
MidCap Value Fund III (a)	11,084,079	211,373
Overseas Fund (a)	46,574,775	478,323
Preferred Securities Fund (a)	13,197,724	136,333
SmallCap Growth Fund I (a)	10,757,394	123,925
SmallCap Value Fund II (a)	10,137,399	125,704
		$6,598,375
TOTAL INVESTMENT COMPANIES		$6,598,375
Total Investments		$6,598,375
Liabilities in Excess of Other Assets, Net - (0.01)%		$(728)
TOTAL NET ASSETS - 100.00%		$6,597,647

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	45.25%
International Equity Funds	26.82%
Fixed Income Funds	22.87%
Specialty Funds	5.07%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2030 Fund
January 31, 2015 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	72,026,557	$782,059	9,787,863	$107,145	5,477,405	$59,928	76,337,015	$829,251
Bond Market Index Fund	—	—	24,480,613	272,744	1,556,132	17,332	22,924,481	255,419
Core Plus Bond Fund I	30,575,625	331,226	—	—	30,575,625	343,935	—	—
Diversified International Fund	38,547,017	505,280	1,315,776	15,190	2,629,450	30,675	37,233,343	489,759
Diversified Real Asset Fund	12,908,360	143,178	516,947	6,295	884,075	10,830	12,541,232	138,719
Global Multi-Strategy Fund	17,039,127	179,541	725,755	8,019	1,147,358	12,825	16,617,524	174,861
Global Opportunities Fund	26,269,818	289,206	3,410,279	39,940	1,802,056	22,879	27,878,041	307,091
Global Real Estate Securities Fund	36,178,638	274,300	1,391,672	12,980	2,351,935	21,905	35,218,375	266,157
High Yield Fund I	12,677,933	120,111	562,879	5,731	864,868	8,834	12,375,944	117,061
Inflation Protection Fund	17,054,219	148,967	577,769	4,932	1,198,749	10,287	16,433,239	143,628
International Emerging Markets Fund	9,078,789	221,146	352,753	8,295	654,721	15,542	8,776,821	213,852
LargeCap Growth Fund	17,321,705	109,525	2,214,511	23,784	1,134,849	13,287	18,401,367	121,348
LargeCap Growth Fund I	58,244,026	463,818	7,008,463	86,211	3,878,237	51,774	61,374,252	506,298
LargeCap S&P 500 Index Fund	33,316,274	306,036	1,165,643	16,883	2,195,226	32,003	32,286,691	295,936
LargeCap Value Fund	25,576,729	246,060	3,535,006	45,003	1,723,329	23,748	27,388,406	268,798
LargeCap Value Fund III	39,165,924	529,933	1,609,824	25,379	2,554,566	40,834	38,221,182	517,753
MidCap Growth Fund III	17,357,908	172,391	4,578,951	46,994	1,180,046	14,355	20,756,813	205,578
MidCap Value Fund III	10,675,829	170,573	1,106,356	21,377	698,106	14,340	11,084,079	179,153
Overseas Fund	45,370,554	430,414	4,220,800	44,565	3,016,579	33,567	46,574,775	441,250
Preferred Securities Fund	13,376,808	136,449	714,264	7,365	893,348	9,281	13,197,724	134,527
SmallCap Growth Fund I	9,320,361	87,207	2,069,320	24,136	632,287	8,432	10,757,394	102,930
SmallCap Value Fund II	9,484,574	74,889	1,283,491	16,300	630,666	8,662	10,137,399	84,167
		$5,722,309		$839,268		$805,255		$5,793,536

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$6,888			$(25)			$—
Bond Market Index Fund		5,409			7			—
Core Plus Bond Fund I		—			12,709			—
Diversified International Fund		6,772			(36)			—
Diversified Real Asset Fund		2,442			76			824
Global Multi-Strategy Fund		2,228			126			2,339
Global Opportunities Fund		22,967			824			10,917
Global Real Estate Securities Fund		5,895			782			1,514
High Yield Fund I		1,975			53			706
Inflation Protection Fund		1,904			16			—
International Emerging Markets Fund		3,571			(47)			—
LargeCap Growth Fund		315			1,326			20,259
LargeCap Growth Fund I		8,793			8,043			64,396
LargeCap S&P 500 Index Fund		8,646			5,020			—
LargeCap Value Fund		21,623			1,483			17,323
LargeCap Value Fund III		10,679			3,275			4,464
MidCap Growth Fund III		17,280			548			26,201
MidCap Value Fund III		8,289			1,543			9,575
Overseas Fund		16,736			(162)			19,410
Preferred Securities Fund		1,949			(6)			2,325
SmallCap Growth Fund I		892			19			21,125
SmallCap Value Fund II		2,803			1,640			11,316
		$158,056			$37,214			$212,694
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2035 Fund
		January 31, 2015 (unaudited)

INVESTMENT COMPANIES - 99.91%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 99.91%
Bond & Mortgage Securities Fund (a)	9,812,750	$108,823
Bond Market Index Fund (a)	2,698,639	30,279
Diversified International Fund (a)	6,813,588	77,675
Diversified Real Asset Fund (a)	1,624,664	19,561
Global Multi-Strategy Fund (a)	2,466,847	27,259
Global Opportunities Fund (a)	5,010,650	58,123
Global Real Estate Securities Fund (a)	6,377,274	61,222
High Yield Fund I (a)	2,011,147	20,413
Inflation Protection Fund (a)	1,659,674	14,472
International Emerging Markets Fund (a)	1,749,962	41,019
LargeCap Growth Fund (a)	3,240,583	34,609
LargeCap Growth Fund I (a)	11,160,502	136,605
LargeCap S&P 500 Index Fund (a)	5,677,879	79,490
LargeCap Value Fund (a)	4,966,904	60,745
LargeCap Value Fund III (a)	6,850,985	103,587
MidCap Growth Fund III (a)	3,513,037	35,728
MidCap Value Fund III (a)	1,933,380	36,870
Overseas Fund (a)	7,465,810	76,674
Preferred Securities Fund (a)	1,762,065	18,202
SmallCap Growth Fund I (a)	1,853,133	21,348
SmallCap Value Fund II (a)	1,726,263	21,406
		$1,084,110
TOTAL INVESTMENT COMPANIES		$1,084,110
Total Investments		$1,084,110
Other Assets in Excess of Liabilities, Net - 0.09%		$972
TOTAL NET ASSETS - 100.00%		$1,085,082

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	48.88%
International Equity Funds	29.01%
Fixed Income Funds	17.71%
Specialty Funds	4.31%
Other Assets in Excess of Liabilities, Net	0.09%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2035 Fund
January 31, 2015 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	9,506,513	$100,981	2,669,244	$29,218	2,363,007	$25,832	9,812,750	$104,343
Bond Market Index Fund	—	—	3,328,881	37,206	630,242	7,038	2,698,639	30,167
Core Plus Bond Fund I	4,865,537	53,572	—	—	4,865,537	54,906	—	—
Diversified International Fund	7,844,394	77,489	588,282	6,759	1,619,088	19,050	6,813,588	65,006
Diversified Real Asset Fund	1,854,401	21,543	155,071	1,888	384,808	4,733	1,624,664	18,733
Global Multi-Strategy Fund	2,818,742	29,795	228,825	2,532	580,720	6,528	2,466,847	25,897
Global Opportunities Fund	5,280,893	59,705	815,331	9,646	1,085,574	14,166	5,010,650	55,825
Global Real Estate Securities Fund	7,343,343	57,861	533,024	4,986	1,499,093	13,952	6,377,274	49,523
High Yield Fund I	2,291,936	22,388	196,133	1,996	476,922	4,882	2,011,147	19,541
Inflation Protection Fund	1,908,292	16,596	148,130	1,269	396,748	3,410	1,659,674	14,464
International Emerging Markets Fund	2,007,759	44,652	158,258	3,720	416,055	9,946	1,749,962	38,388
LargeCap Growth Fund	3,418,861	23,944	522,403	5,677	700,681	8,405	3,240,583	21,972
LargeCap Growth Fund I	11,869,809	108,685	1,720,429	21,410	2,429,736	33,201	11,160,502	99,269
LargeCap S&P 500 Index Fund	6,553,241	57,534	464,590	6,706	1,339,952	19,661	5,677,879	47,595
LargeCap Value Fund	5,193,621	50,085	839,143	10,773	1,065,860	15,098	4,966,904	47,039
LargeCap Value Fund III	7,859,958	107,310	596,021	9,379	1,604,994	25,865	6,850,985	93,192
MidCap Growth Fund III	3,295,144	34,397	896,651	9,335	678,758	8,672	3,513,037	35,354
MidCap Value Fund III	2,089,892	34,862	269,990	5,260	426,502	8,922	1,933,380	31,843
Overseas Fund	8,089,452	84,072	1,053,392	11,157	1,677,034	19,076	7,465,810	76,171
Preferred Securities Fund	1,992,328	19,642	183,481	1,895	413,744	4,316	1,762,065	17,219
SmallCap Growth Fund I	1,797,462	17,393	426,484	5,044	370,813	5,136	1,853,133	17,332
SmallCap Value Fund II	1,808,914	17,124	288,346	3,700	370,997	5,207	1,726,263	15,993
		$1,039,630		$189,556		$318,002		$924,866

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$914			$(24)			$—
Bond Market Index Fund		612			(1)			—
Core Plus Bond Fund I		—			1,334			—
Diversified International Fund		1,200			(192)			—
Diversified Real Asset Fund		306			35			103
Global Multi-Strategy Fund		321			98			335
Global Opportunities Fund		3,995			640			1,898
Global Real Estate Securities Fund		1,039			628			266
High Yield Fund I		328			39			110
Inflation Protection Fund		186			9			—
International Emerging Markets Fund		688			(38)			—
LargeCap Growth Fund		54			756			3,457
LargeCap Growth Fund I		1,549			2,375			11,342
LargeCap S&P 500 Index Fund		1,473			3,016			—
LargeCap Value Fund		3,797			1,279			3,041
LargeCap Value Fund III		1,855			2,368			775
MidCap Growth Fund III		2,835			294			4,298
MidCap Value Fund III		1,403			643			1,620
Overseas Fund		2,598			18			3,000
Preferred Securities Fund		268			(2)			300
SmallCap Growth Fund I		149			31			3,524
SmallCap Value Fund II		462			376			1,866
		$26,032			$13,682			$35,935
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2040 Fund
		January 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Bond & Mortgage Securities Fund (a)	26,750,253	$296,660
Bond Market Index Fund (a)	6,799,216	76,287
Diversified International Fund (a)	29,723,422	338,847
Diversified Real Asset Fund (a)	5,825,598	70,140
Global Multi-Strategy Fund (a)	8,915,946	98,521
Global Opportunities Fund (a)	21,144,644	245,278
Global Real Estate Securities Fund (a)	24,216,895	232,482
High Yield Fund I (a)	7,653,154	77,680
International Emerging Markets Fund (a)	7,197,566	168,711
LargeCap Growth Fund (a)	15,246,024	162,828
LargeCap Growth Fund I (a)	46,935,776	574,494
LargeCap S&P 500 Index Fund (a)	23,351,721	326,924
LargeCap Value Fund (a)	21,495,765	262,893
LargeCap Value Fund III (a)	29,789,376	450,415
MidCap Growth Fund III (a)	14,659,169	149,084
MidCap Value Fund III (a)	7,359,634	140,348
Overseas Fund (a)	32,525,496	334,037
Preferred Securities Fund (a)	6,691,577	69,124
SmallCap Growth Fund I (a)	7,800,073	89,857
SmallCap Value Fund II (a)	7,315,735	90,715
		$4,255,325
TOTAL INVESTMENT COMPANIES		$4,255,325
Total Investments		$4,255,325
Liabilities in Excess of Other Assets, Net - (0.01)%		$(546)
TOTAL NET ASSETS - 100.00%		$4,254,779

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	52.82%
International Equity Funds	31.01%
Fixed Income Funds	12.21%
Specialty Funds	3.97%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2040 Fund
January 31, 2015 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	22,604,730	$245,381	6,003,349	$65,705	1,857,826	$20,333	26,750,253	$290,744
Bond Market Index Fund	—	—	7,280,397	81,197	481,181	5,355	6,799,216	75,845
Core Plus Bond Fund I	11,830,686	128,414	—	—	11,830,686	133,218	—	—
Diversified International Fund	30,593,219	376,075	1,145,868	13,216	2,015,665	23,474	29,723,422	365,745
Diversified Real Asset Fund	5,962,170	65,632	264,093	3,218	400,665	4,903	5,825,598	63,953
Global Multi-Strategy Fund	9,091,162	95,318	429,838	4,749	605,054	6,754	8,915,946	93,371
Global Opportunities Fund	19,807,034	220,608	2,624,774	30,752	1,287,164	16,275	21,144,644	235,422
Global Real Estate Securities Fund	24,739,965	188,770	1,064,192	9,923	1,587,262	14,804	24,216,895	184,288
High Yield Fund I	7,796,152	75,132	380,900	3,880	523,898	5,347	7,653,154	73,701
International Emerging Markets Fund	7,397,067	174,553	296,430	6,967	495,931	11,764	7,197,566	169,758
LargeCap Growth Fund	14,272,201	94,788	1,877,259	20,178	903,436	10,520	15,246,024	105,122
LargeCap Growth Fund I	44,292,560	369,756	5,491,797	67,620	2,848,581	37,833	46,935,776	400,768
LargeCap S&P 500 Index Fund	23,960,154	213,162	914,845	13,234	1,523,278	22,180	23,351,721	206,923
LargeCap Value Fund	19,959,207	195,291	2,826,174	35,995	1,289,616	17,678	21,495,765	213,964
LargeCap Value Fund III	30,354,664	411,645	1,341,251	21,127	1,906,539	30,424	29,789,376	404,300
MidCap Growth Fund III	12,191,738	124,047	3,281,094	33,718	813,663	9,778	14,659,169	148,220
MidCap Value Fund III	7,050,893	115,468	768,329	14,862	459,588	9,389	7,359,634	121,235
Overseas Fund	31,519,541	310,259	3,132,466	33,100	2,126,511	23,483	32,525,496	319,801
Preferred Securities Fund	6,743,014	67,465	376,301	3,881	427,738	4,442	6,691,577	66,903
SmallCap Growth Fund I	6,720,991	64,678	1,525,315	17,813	446,233	5,892	7,800,073	76,604
SmallCap Value Fund II	6,806,620	55,816	946,602	12,032	437,487	5,975	7,315,735	61,932
		$3,592,258		$493,167		$419,821		$3,678,599

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$2,401			$(9)			$—
Bond Market Index Fund		1,609			3			—
Core Plus Bond Fund I		—			4,804			—
Diversified International Fund		5,411			(72)			—
Diversified Real Asset Fund		1,136			6			383
Global Multi-Strategy Fund		1,197			58			1,256
Global Opportunities Fund		17,421			337			8,281
Global Real Estate Securities Fund		4,060			399			1,042
High Yield Fund I		1,221			36			437
International Emerging Markets Fund		2,927			2			—
LargeCap Growth Fund		261			676			16,795
LargeCap Growth Fund I		6,728			1,225			49,276
LargeCap S&P 500 Index Fund		6,255			2,707			—
LargeCap Value Fund		16,976			356			13,602
LargeCap Value Fund III		8,326			1,952			3,481
MidCap Growth Fund III		12,214			233			18,520
MidCap Value Fund III		5,511			294			6,367
Overseas Fund		11,715			(75)			13,579
Preferred Securities Fund		987			(1)			1,179
SmallCap Growth Fund I		647			5			15,330
SmallCap Value Fund II		2,024			59			8,172
		$109,027			$12,995			$157,700
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2045 Fund
		January 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Bond & Mortgage Securities Fund (a)	2,714,558	$30,104
Bond Market Index Fund (a)	818,965	9,189
Diversified International Fund (a)	4,738,191	54,015
Diversified Real Asset Fund (a)	769,284	9,262
Global Multi-Strategy Fund (a)	1,253,091	13,847
Global Opportunities Fund (a)	3,450,950	40,031
Global Real Estate Securities Fund (a)	3,903,344	37,472
High Yield Fund I (a)	1,188,953	12,068
International Emerging Markets Fund (a)	1,051,745	24,653
LargeCap Growth Fund (a)	2,392,564	25,553
LargeCap Growth Fund I (a)	7,111,260	87,042
LargeCap S&P 500 Index Fund (a)	3,830,550	53,628
LargeCap Value Fund (a)	3,422,818	41,861
LargeCap Value Fund III (a)	4,784,113	72,336
MidCap Growth Fund III (a)	2,237,792	22,758
MidCap Value Fund III (a)	1,228,821	23,434
Overseas Fund (a)	5,302,220	54,454
Preferred Securities Fund (a)	1,300,045	13,429
SmallCap Growth Fund I (a)	1,175,600	13,543
SmallCap Value Fund II (a)	1,166,081	14,459
		$653,138
TOTAL INVESTMENT COMPANIES		$653,138
Total Investments		$653,138
Liabilities in Excess of Other Assets, Net - (0.01)%		$(97)
TOTAL NET ASSETS - 100.00%		$653,041

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	54.29%
International Equity Funds	32.25%
Fixed Income Funds	9.93%
Specialty Funds	3.54%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2045 Fund
January 31, 2015 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	2,442,611	$26,064	788,552	$8,633	516,605	$5,648	2,714,558	$29,044
Bond Market Index Fund	—	—	970,316	10,845	151,351	1,689	818,965	9,156
Core Plus Bond Fund I	1,435,005	15,877	—	—	1,435,005	16,193	—	—
Diversified International Fund	5,206,594	52,815	425,400	4,891	893,803	10,498	4,738,191	47,163
Diversified Real Asset Fund	836,456	9,765	78,408	955	145,580	1,789	769,284	8,922
Global Multi-Strategy Fund	1,365,790	14,419	121,284	1,342	233,983	2,627	1,253,091	13,181
Global Opportunities Fund	3,467,876	39,464	576,553	6,825	593,479	7,703	3,450,950	38,749
Global Real Estate Securities Fund	4,286,163	33,961	341,345	3,197	724,164	6,739	3,903,344	30,623
High Yield Fund I	1,293,214	12,929	119,457	1,217	223,718	2,290	1,188,953	11,857
International Emerging Markets Fund	1,146,624	26,106	105,964	2,497	200,843	4,791	1,051,745	23,803
LargeCap Growth Fund	2,417,882	18,829	380,313	4,129	405,631	4,847	2,392,564	18,328
LargeCap Growth Fund I	7,207,103	68,896	1,130,882	14,082	1,226,725	16,686	7,111,260	67,125
LargeCap S&P 500 Index Fund	4,228,751	40,300	311,512	4,492	709,713	10,406	3,830,550	35,043
LargeCap Value Fund	3,422,665	35,189	578,473	7,421	578,320	8,157	3,422,818	34,796
LargeCap Value Fund III	5,247,481	72,115	416,585	6,548	879,953	14,167	4,784,113	65,296
MidCap Growth Fund III	2,000,673	21,604	581,293	6,057	344,174	4,353	2,237,792	23,385
MidCap Value Fund III	1,266,827	21,396	175,910	3,427	213,916	4,460	1,228,821	20,550
Overseas Fund	5,489,206	58,162	759,543	8,045	946,529	10,713	5,302,220	55,495
Preferred Securities Fund	1,406,490	14,125	133,976	1,384	240,421	2,506	1,300,045	13,002
SmallCap Growth Fund I	1,087,627	11,147	275,044	3,255	187,071	2,570	1,175,600	11,852
SmallCap Value Fund II	1,167,398	11,860	196,376	2,520	197,693	2,764	1,166,081	11,665
		$605,023		$101,762		$141,596		$569,035

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$248			$(5)			$—
Bond Market Index Fund		187			—			—
Core Plus Bond Fund I		—			316			—
Diversified International Fund		837			(45)			—
Diversified Real Asset Fund		145			(9)			49
Global Multi-Strategy Fund		163			47			171
Global Opportunities Fund		2,759			163			1,311
Global Real Estate Securities Fund		637			204			163
High Yield Fund I		191			1			66
International Emerging Markets Fund		414			(9)			—
LargeCap Growth Fund		40			217			2,565
LargeCap Growth Fund I		990			833			7,245
LargeCap S&P 500 Index Fund		997			657			—
LargeCap Value Fund		2,628			343			2,105
LargeCap Value Fund III		1,300			800			543
MidCap Growth Fund III		1,810			77			2,745
MidCap Value Fund III		894			187			1,032
Overseas Fund		1,851			1			2,140
Preferred Securities Fund		195			(1)			222
SmallCap Growth Fund I		95			20			2,242
SmallCap Value Fund II		313			49			1,266
		$16,694			$3,846			$23,865
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2050 Fund
		January 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.03%
Bond & Mortgage Securities Fund (a)	5,010,146	$55,562
Bond Market Index Fund (a)	742,424	8,330
Diversified International Fund (a)	16,125,935	183,836
Diversified Real Asset Fund (a)	2,303,890	27,739
Global Multi-Strategy Fund (a)	3,466,018	38,299
Global Opportunities Fund (a)	11,716,465	135,911
Global Real Estate Securities Fund (a)	13,434,535	128,971
High Yield Fund I (a)	4,019,574	40,799
International Emerging Markets Fund (a)	3,812,115	89,356
LargeCap Growth Fund (a)	8,203,095	87,609
LargeCap Growth Fund I (a)	24,867,994	304,384
LargeCap S&P 500 Index Fund (a)	12,187,471	170,625
LargeCap Value Fund (a)	11,252,387	137,617
LargeCap Value Fund III (a)	16,092,388	243,317
MidCap Growth Fund III (a)	7,557,491	76,860
MidCap Value Fund III (a)	3,776,167	72,011
Overseas Fund (a)	18,020,660	185,072
Preferred Securities Fund (a)	4,358,719	45,026
SmallCap Growth Fund I (a)	3,931,236	45,288
SmallCap Value Fund II (a)	3,735,331	46,318
		$2,122,930
TOTAL INVESTMENT COMPANIES		$2,122,930
Total Investments		$2,122,930
Liabilities in Excess of Other Assets, Net - (0.03)%		$(557)
TOTAL NET ASSETS - 100.00%		$2,122,373

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	55.79%
International Equity Funds	34.07%
Fixed Income Funds	7.05%
Specialty Funds	3.12%
Liabilities in Excess of Other Assets, Net	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2050 Fund
January 31, 2015 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	3,337,877	$36,100	1,955,239	$21,397	282,970	$3,097	5,010,146	$54,399
Bond Market Index Fund	—	—	801,903	8,963	59,479	661	742,424	8,302
Core Plus Bond Fund I	2,437,095	26,503	—	—	2,437,095	27,432	—	—
Diversified International Fund	16,279,729	194,661	762,689	8,812	916,483	10,646	16,125,935	192,807
Diversified Real Asset Fund	2,310,117	25,744	133,309	1,626	139,536	1,704	2,303,890	25,666
Global Multi-Strategy Fund	3,465,410	36,139	198,438	2,195	197,830	2,204	3,466,018	36,143
Global Opportunities Fund	10,772,907	121,465	1,551,719	18,242	608,161	7,612	11,716,465	132,122
Global Real Estate Securities Fund	13,476,113	103,994	665,578	6,214	707,156	6,587	13,434,535	103,676
High Yield Fund I	4,016,356	41,019	226,643	2,308	223,425	2,279	4,019,574	41,049
International Emerging Markets Fund	3,840,680	92,297	195,216	4,598	223,781	5,292	3,812,115	91,605
LargeCap Growth Fund	7,543,771	52,852	1,059,336	11,416	400,012	4,625	8,203,095	59,716
LargeCap Growth Fund I	23,044,504	203,165	3,069,390	37,902	1,245,900	16,443	24,867,994	224,932
LargeCap S&P 500 Index Fund	12,276,133	112,661	564,549	8,171	653,211	9,502	12,187,471	111,935
LargeCap Value Fund	10,259,599	102,609	1,551,854	19,807	559,066	7,602	11,252,387	114,908
LargeCap Value Fund III	16,103,317	218,804	829,667	13,078	840,596	13,396	16,092,388	218,753
MidCap Growth Fund III	6,172,227	63,385	1,736,769	17,903	351,505	4,157	7,557,491	77,142
MidCap Value Fund III	3,550,422	58,275	423,838	8,219	198,093	4,023	3,776,167	62,518
Overseas Fund	17,129,903	172,781	1,873,876	19,847	983,119	10,772	18,020,660	181,847
Preferred Securities Fund	4,312,486	44,284	277,633	2,865	231,400	2,400	4,358,719	44,749
SmallCap Growth Fund I	3,325,299	33,530	796,380	9,331	190,443	2,483	3,931,236	40,377
SmallCap Value Fund II	3,411,928	29,174	511,997	6,526	188,594	2,558	3,735,331	33,141
		$1,769,442		$229,420		$145,475		$1,855,787

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$442			$(1)			$—
Bond Market Index Fund		176			—			—
Core Plus Bond Fund I		—			929			—
Diversified International Fund		2,931			(20)			—
Diversified Real Asset Fund		449			—			151
Global Multi-Strategy Fund		464			13			486
Global Opportunities Fund		9,624			27			4,573
Global Real Estate Securities Fund		2,247			55			576
High Yield Fund I		636			1			228
International Emerging Markets Fund		1,548			2			—
LargeCap Growth Fund		140			73			9,005
LargeCap Growth Fund I		3,552			308			26,010
LargeCap S&P 500 Index Fund		3,254			605			—
LargeCap Value Fund		8,855			94			7,094
LargeCap Value Fund III		4,483			267			1,874
MidCap Growth Fund III		6,274			11			9,513
MidCap Value Fund III		2,818			47			3,255
Overseas Fund		6,474			(9)			7,492
Preferred Securities Fund		639			—			765
SmallCap Growth Fund I		325			(1)			7,699
SmallCap Value Fund II		1,030			(1)			4,158
		$56,361			$2,400			$82,879
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2055 Fund
		January 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Bond & Mortgage Securities Fund (a)	291,848	$3,237
Bond Market Index Fund (a)	83,006	931
Diversified International Fund (a)	1,279,938	14,591
Diversified Real Asset Fund (a)	192,605	2,319
Global Multi-Strategy Fund (a)	270,628	2,990
Global Opportunities Fund (a)	967,782	11,226
Global Real Estate Securities Fund (a)	1,027,168	9,861
High Yield Fund I (a)	314,129	3,188
International Emerging Markets Fund (a)	309,720	7,260
LargeCap Growth Fund (a)	658,461	7,032
LargeCap Growth Fund I (a)	1,986,403	24,314
LargeCap S&P 500 Index Fund (a)	1,015,594	14,218
LargeCap Value Fund (a)	886,654	10,844
LargeCap Value Fund III (a)	1,290,952	19,519
MidCap Growth Fund III (a)	563,043	5,726
MidCap Value Fund III (a)	320,019	6,103
Overseas Fund (a)	1,467,264	15,069
Preferred Securities Fund (a)	328,730	3,396
SmallCap Growth Fund I (a)	325,671	3,752
SmallCap Value Fund II (a)	307,249	3,810
		$169,386
TOTAL INVESTMENT COMPANIES		$169,386
Total Investments		$169,386
Liabilities in Excess of Other Assets, Net - (0.01)%		$(22)
TOTAL NET ASSETS - 100.00%		$169,364

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	56.27%
International Equity Funds	34.26%
Fixed Income Funds	6.34%
Specialty Funds	3.14%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2055 Fund
January 31, 2015 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	204,163	$2,164	115,541	$1,265	27,856	$304	291,848	$3,125
Bond Market Index Fund	—	—	90,533	1,012	7,527	84	83,006	928
Core Plus Bond Fund I	162,744	1,809	—	—	162,744	1,835	—	—
Diversified International Fund	1,253,301	13,422	148,251	1,713	121,614	1,423	1,279,938	13,710
Diversified Real Asset Fund	187,609	2,226	23,151	283	18,155	222	192,605	2,287
Global Multi-Strategy Fund	261,618	2,773	34,711	385	25,701	288	270,628	2,872
Global Opportunities Fund	868,322	10,039	183,306	2,187	83,846	1,079	967,782	11,146
Global Real Estate Securities Fund	1,007,881	8,148	114,343	1,071	95,056	884	1,027,168	8,340
High Yield Fund I	305,090	3,147	38,636	394	29,597	303	314,129	3,238
International Emerging Markets Fund	301,296	7,167	38,206	905	29,782	708	309,720	7,363
LargeCap Growth Fund	596,624	5,248	117,291	1,282	55,454	657	658,461	5,881
LargeCap Growth Fund I	1,805,108	18,977	351,735	4,409	170,440	2,302	1,986,403	21,118
LargeCap S&P 500 Index Fund	1,003,813	10,405	105,042	1,516	93,261	1,365	1,015,594	10,583
LargeCap Value Fund	794,330	8,773	166,953	2,154	74,629	1,043	886,654	9,900
LargeCap Value Fund III	1,266,180	17,519	142,828	2,248	118,056	1,897	1,290,952	17,904
MidCap Growth Fund III	448,057	5,077	159,361	1,680	44,375	551	563,043	6,207
MidCap Value Fund III	294,640	5,106	53,308	1,045	27,929	579	320,019	5,577
Overseas Fund	1,356,961	14,769	242,075	2,583	131,772	1,479	1,467,264	15,872
Preferred Securities Fund	317,354	3,223	41,807	432	30,431	317	328,730	3,338
SmallCap Growth Fund I	269,818	3,109	81,899	978	26,046	354	325,671	3,733
SmallCap Value Fund II	275,315	3,041	57,959	749	26,025	362	307,249	3,428
		$146,142		$28,291		$18,036		$156,550

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$25			$—			$—
Bond Market Index Fund		19			—			—
Core Plus Bond Fund I		—			26			—
Diversified International Fund		225			(2)			—
Diversified Real Asset Fund		36			—			12
Global Multi-Strategy Fund		35			2			36
Global Opportunities Fund		765			(1)			363
Global Real Estate Securities Fund		167			5			42
High Yield Fund I		48			—			17
International Emerging Markets Fund		121			(1)			—
LargeCap Growth Fund		11			8			699
LargeCap Growth Fund I		274			34			2,004
LargeCap S&P 500 Index Fund		262			27			—
LargeCap Value Fund		674			16			540
LargeCap Value Fund III		347			34			145
MidCap Growth Fund III		450			1			682
MidCap Value Fund III		230			5			266
Overseas Fund		508			(1)			585
Preferred Securities Fund		47			—			56
SmallCap Growth Fund I		26			—			615
SmallCap Value Fund II		82			—			330
		$4,352			$153			$6,392
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2060 Fund
		January 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Bond & Mortgage Securities Fund (a)	106,272	$1,178
Bond Market Index Fund (a)	27,851	312
Diversified International Fund (a)	466,726	5,321
Diversified Real Asset Fund (a)	70,234	846
Global Multi-Strategy Fund (a)	107,347	1,186
Global Opportunities Fund (a)	340,325	3,948
Global Real Estate Securities Fund (a)	368,444	3,537
High Yield Fund I (a)	113,739	1,154
International Emerging Markets Fund (a)	120,070	2,814
LargeCap Growth Fund (a)	207,858	2,220
LargeCap Growth Fund I (a)	668,687	8,185
LargeCap S&P 500 Index Fund (a)	344,614	4,825
LargeCap Value Fund (a)	289,796	3,544
LargeCap Value Fund III (a)	438,732	6,634
MidCap Growth Fund III (a)	205,192	2,087
MidCap Value Fund III (a)	110,215	2,102
Overseas Fund (a)	505,255	5,189
Preferred Securities Fund (a)	117,302	1,212
SmallCap Growth Fund I (a)	108,569	1,251
SmallCap Value Fund II (a)	100,919	1,251
		$58,796
TOTAL INVESTMENT COMPANIES		$58,796
Total Investments		$58,796
Liabilities in Excess of Other Assets, Net - (0.01)%		$(7)
TOTAL NET ASSETS - 100.00%		$58,789

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	54.60%
International Equity Funds	35.40%
Fixed Income Funds	6.55%
Specialty Funds	3.46%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2060 Fund
January 31, 2015 (unaudited)

	October 31,	October 31,						January 31,	January 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales		Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	84,101	$919	29,760	$326	7,589		$83	106,272	$1,162
Bond Market Index Fund	—	—	29,404	328	1,553		17	27,851	311
Core Plus Bond Fund I	23,582	261	—	—	23,582		268	—	—
Diversified International Fund	370,889	4,451	128,376	1,487	32,539		377	466,726	5,561
Diversified Real Asset Fund	55,598	703	19,481	239	4,845		60	70,234	882
Global Multi-Strategy Fund	85,425	937	29,149	323	7,227		80	107,347	1,180
Global Opportunities Fund	248,945	3,162	113,343	1,372	21,963		271	340,325	4,263
Global Real Estate Securities Fund	297,988	2,594	94,507	887	24,051		224	368,444	3,257
High Yield Fund I	89,908	955	31,626	323	7,795		80	113,739	1,198
International Emerging Markets Fund	95,392	2,342	33,060	786	8,382		198	120,070	2,930
LargeCap Growth Fund	153,355	1,713	67,535	750	13,032		148	207,858	2,315
LargeCap Growth Fund I	496,248	6,377	214,652	2,733	42,213		550	668,687	8,559
LargeCap S&P 500 Index Fund	278,981	3,748	88,063	1,270	22,430		326	344,614	4,692
LargeCap Value Fund	211,500	2,815	96,433	1,260	18,137		243	289,796	3,832
LargeCap Value Fund III	351,821	5,252	115,532	1,819	28,621		456	438,732	6,615
MidCap Growth Fund III	133,976	1,645	83,474	905	12,258		143	205,192	2,407
MidCap Value Fund III	82,942	1,641	34,302	679	7,029		142	110,215	2,178
Overseas Fund	376,172	4,455	163,697	1,760	34,614		376	505,255	5,837
Preferred Securities Fund	92,672	956	32,423	336	7,793		81	117,302	1,211
SmallCap Growth Fund I	72,981	1,009	42,288	518	6,700		87	108,569	1,440
SmallCap Value Fund II	73,391	1,008	33,938	445	6,410		86	100,919	1,367
		$46,943		$18,546			$4,296		$61,197

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond & Mortgage Securities Fund		$8			$—	$			—
Bond Market Index Fund		6			—				—
Core Plus Bond Fund I		—			7				—
Diversified International Fund		77			—				—
Diversified Real Asset Fund		12			—				4
Global Multi-Strategy Fund		13			—				14
Global Opportunities Fund		251			—				119
Global Real Estate Securities Fund		56			—				14
High Yield Fund I		16			—				6
International Emerging Markets Fund		44			—				—
LargeCap Growth Fund		3			—				205
LargeCap Growth Fund I		86			(1)				628
LargeCap S&P 500 Index Fund		83			—				—
LargeCap Value Fund		205			—				164
LargeCap Value Fund III		110			—				46
MidCap Growth Fund III		153			—				232
MidCap Value Fund III		74			—				85
Overseas Fund		163			(2)				187
Preferred Securities Fund		16			—				19
SmallCap Growth Fund I		8			—				190
SmallCap Value Fund II		25			—				101
		$1,409			$4				$2,014
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2015 Fund
		January 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	310	$3
Diversified International Fund (a)	93	1
Diversified Real Asset Fund (a)	32	—
High Yield Fund I (a)	53	1
Inflation Protection Fund (a)	53	—
International Emerging Markets Fund (a)	8	—
LargeCap S&P 500 Index Fund (a)	181	3
MidCap S&P 400 Index Fund (a)	27	1
Short-Term Income Fund (a)	62	1
SmallCap S&P 600 Index Fund (a)	15	—
		$10
TOTAL INVESTMENT COMPANIES		$10
Total Investments		$10
Other Assets in Excess of Liabilities, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$10

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	50.91%
Domestic Equity Funds	33.25%
International Equity Funds	12.04%
Specialty Funds	3.80%
Other Assets in Excess of Liabilities, Net	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2015 Fund
January 31, 2015 (unaudited)

	October 31,	October 31,						January 31,	January 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales		2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	297	$3	497	$6	484		$6	310		$3
Diversified International Fund	95	1	160	2	162		2	93		1
Diversified Real Asset Fund	33	—	56	1	57		1	32		—
High Yield Fund I	53	1	89	1	89		1	53		1
Inflation Protection Fund	52	—	87	1	86		1	53		—
International Emerging Markets Fund	8	—	13	—	13		—	8		—
LargeCap S&P 500 Index Fund	173	3	282	4	274		4	181		3
MidCap S&P 400 Index Fund	25	1	43	1	41		1	27		1
Short-Term Income Fund	61	1	101	1	100		1	62		1
SmallCap S&P 600 Index Fund	14	—	24	1	23		1	15		—
		$10		$18			$18			$10

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—				$—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
High Yield Fund I		—			—				—
Inflation Protection Fund		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
Short-Term Income Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$—				$—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2020 Fund
		January 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	247	$3
Diversified International Fund (a)	111	1
Diversified Real Asset Fund (a)	28	—
Global Real Estate Securities Fund (a)	32	—
High Yield Fund I (a)	53	1
Inflation Protection Fund (a)	40	—
International Emerging Markets Fund (a)	12	—
LargeCap S&P 500 Index Fund (a)	215	3
MidCap S&P 400 Index Fund (a)	33	1
Short-Term Income Fund (a)	33	—
SmallCap S&P 600 Index Fund (a)	18	1
		$10
TOTAL INVESTMENT COMPANIES		$10
Total Investments		$10
Other Assets in Excess of Liabilities, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$10

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	39.50%
Fixed Income Funds	39.40%
International Equity Funds	17.80%
Specialty Funds	3.30%
Other Assets in Excess of Liabilities, Net	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2020 Fund
January 31, 2015 (unaudited)

	October 31,	October 31,						January 31,	January 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales		2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	237	$3	396	$4	386		$4	247		$3
Diversified International Fund	113	1	191	2	193		2	111		1
Diversified Real Asset Fund	29	—	49	1	50		1	28		—
Global Real Estate Securities Fund	29	—	46	—	43		—	32		—
High Yield Fund I	53	1	89	1	89		1	53		1
Inflation Protection Fund	40	—	66	1	66		1	40		—
International Emerging Markets Fund	12	—	20	—	20		—	12		—
LargeCap S&P 500 Index Fund	205	3	335	5	325		5	215		3
MidCap S&P 400 Index Fund	30	1	52	1	49		1	33		1
Short-Term Income Fund	33	—	54	1	54		1	33		—
SmallCap S&P 600 Index Fund	16	1	28	1	26		1	18		1
		$10		$17			$17			$10

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—				$—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		—			—				—
Inflation Protection Fund		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
Short-Term Income Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$—				$—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2025 Fund
		January 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	216	$2
Diversified International Fund (a)	124	1
Diversified Real Asset Fund (a)	22	—
Global Real Estate Securities Fund (a)	49	1
High Yield Fund I (a)	53	1
Inflation Protection Fund (a)	35	—
International Emerging Markets Fund (a)	14	—
LargeCap S&P 500 Index Fund (a)	244	3
MidCap S&P 400 Index Fund (a)	37	1
SmallCap S&P 600 Index Fund (a)	21	1
		$10
TOTAL INVESTMENT COMPANIES		$10
Total Investments		$10
Other Assets in Excess of Liabilities, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$10

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	44.52%
Fixed Income Funds	31.67%
International Equity Funds	21.29%
Specialty Funds	2.52%
Other Assets in Excess of Liabilities, Net	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
January 31, 2015 (unaudited)

	October 31,	October 31,						January 31,	January 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales		2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	207	$2	348	$4	339		$4	216		$2
Diversified International Fund	127	2	214	3	217		3	124		2
Diversified Real Asset Fund	22	—	38	—	38		—	22		—
Global Real Estate Securities Fund	45	—	70	1	66		1	49		—
High Yield Fund I	53	1	89	1	89		1	53		1
Inflation Protection Fund	35	—	58	1	58		1	35		—
International Emerging Markets Fund	14	—	24	1	24		1	14		—
LargeCap S&P 500 Index Fund	232	3	380	5	368		5	244		3
MidCap S&P 400 Index Fund	34	1	58	1	55		1	37		1
SmallCap S&P 600 Index Fund	19	1	32	1	30		1	21		1
		$10		$18			$18			$10

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—				$—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		—			—				—
Inflation Protection Fund		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$—				$—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2030 Fund
		January 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	165	$2
Diversified International Fund (a)	135	1
Diversified Real Asset Fund (a)	20	—
Global Real Estate Securities Fund (a)	58	1
High Yield Fund I (a)	48	—
Inflation Protection Fund (a)	30	—
International Emerging Markets Fund (a)	15	—
LargeCap S&P 500 Index Fund (a)	268	4
MidCap S&P 400 Index Fund (a)	40	1
SmallCap S&P 600 Index Fund (a)	22	1
		$10
TOTAL INVESTMENT COMPANIES		$10
Total Investments		$10
Other Assets in Excess of Liabilities, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$10

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	49.23%
Fixed Income Funds	25.47%
International Equity Funds	22.86%
Specialty Funds	2.44%
Other Assets in Excess of Liabilities, Net	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
January 31, 2015 (unaudited)

	October 31,	October 31,						January 31,	January 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales		2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	158	$2	266	$3	259		$3	165		$2
Diversified International Fund	138	2	233	3	236		4	135		1
Diversified Real Asset Fund	20	—	35	—	35		—	20		—
Global Real Estate Securities Fund	53	—	84	1	79		—	58		1
High Yield Fund I	48	—	81	1	81		1	48		—
Inflation Protection Fund	29	—	48	—	47		—	30		—
International Emerging Markets Fund	16	—	26	1	27		1	15		—
LargeCap S&P 500 Index Fund	255	4	418	6	405		6	268		4
MidCap S&P 400 Index Fund	36	1	63	1	59		1	40		1
SmallCap S&P 600 Index Fund	20	1	35	1	33		1	22		1
		$10		$17			$17			$10

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—				$—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		—			—				—
Inflation Protection Fund		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$—				$—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2035 Fund
		January 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	125	$1
Diversified International Fund (a)	148	2
Diversified Real Asset Fund (a)	17	—
Global Real Estate Securities Fund (a)	65	1
High Yield Fund I (a)	46	—
Inflation Protection Fund (a)	18	—
International Emerging Markets Fund (a)	17	—
LargeCap S&P 500 Index Fund (a)	287	4
MidCap S&P 400 Index Fund (a)	43	1
SmallCap S&P 600 Index Fund (a)	24	1
		$10
TOTAL INVESTMENT COMPANIES		$10
Total Investments		$10
Other Assets in Excess of Liabilities, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$10

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	52.40%
International Equity Funds	26.12%
Fixed Income Funds	19.54%
Specialty Funds	1.94%
Other Assets in Excess of Liabilities, Net	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
January 31, 2015 (unaudited)

	October 31,	October 31,						January 31,	January 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales		2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	119	$1	200	$2	194		$2	125		$1
Diversified International Fund	152	2	256	3	260		3	148		2
Diversified Real Asset Fund	17	—	29	—	29		—	17		—
Global Real Estate Securities Fund	59	1	93	1	87		1	65		1
High Yield Fund I	46	—	77	1	77		1	46		—
Inflation Protection Fund	17	—	29	—	28		—	18		—
International Emerging Markets Fund	17	—	28	1	28		1	17		—
LargeCap S&P 500 Index Fund	274	4	448	6	435		6	287		4
MidCap S&P 400 Index Fund	39	1	68	1	64		1	43		1
SmallCap S&P 600 Index Fund	22	1	38	1	36		1	24		1
		$10		$16			$16			$10

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—				$—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		—			—				—
Inflation Protection Fund		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$—				$—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2040 Fund
		January 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	97	$1
Diversified International Fund (a)	162	2
Diversified Real Asset Fund (a)	14	—
Global Real Estate Securities Fund (a)	67	1
High Yield Fund I (a)	39	—
International Emerging Markets Fund (a)	18	—
LargeCap S&P 500 Index Fund (a)	306	4
MidCap S&P 400 Index Fund (a)	47	1
SmallCap S&P 600 Index Fund (a)	25	1
		$10
TOTAL INVESTMENT COMPANIES		$10
Total Investments		$10
Other Assets in Excess of Liabilities, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$10

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	55.88%
International Equity Funds	28.08%
Fixed Income Funds	14.37%
Specialty Funds	1.67%
Other Assets in Excess of Liabilities, Net	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
January 31, 2015 (unaudited)

	October 31,	October 31,						January 31,	January 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales		2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	93	$1	156	$2	152		$2	97		$1
Diversified International Fund	166	2	280	3	284		3	162		2
Diversified Real Asset Fund	15	—	25	—	26		—	14		—
Global Real Estate Securities Fund	61	1	96	1	90		1	67		1
High Yield Fund I	38	—	65	1	64		1	39		—
International Emerging Markets Fund	18	—	30	1	30		1	18		—
LargeCap S&P 500 Index Fund	292	4	477	7	463		7	306		4
MidCap S&P 400 Index Fund	42	1	73	1	68		1	47		1
SmallCap S&P 600 Index Fund	23	1	40	1	38		1	25		1
		$10		$17			$17			$10

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—				$—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$—				$—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2045 Fund
		January 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	71	$1
Diversified International Fund (a)	172	2
Diversified Real Asset Fund (a)	13	—
Global Real Estate Securities Fund (a)	68	1
High Yield Fund I (a)	29	—
International Emerging Markets Fund (a)	19	—
LargeCap S&P 500 Index Fund (a)	317	4
MidCap S&P 400 Index Fund (a)	49	1
SmallCap S&P 600 Index Fund (a)	27	1
		$10
TOTAL INVESTMENT COMPANIES		$10
Total Investments		$10
Other Assets in Excess of Liabilities, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$10

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	58.18%
International Equity Funds	29.68%
Fixed Income Funds	10.60%
Specialty Funds	1.54%
Other Assets in Excess of Liabilities, Net	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
January 31, 2015 (unaudited)

	October 31,	October 31,						January 31,	January 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales		2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	68	$1	122	$1	119		$1	71		$1
Diversified International Fund	177	2	319	4	324		4	172		2
Diversified Real Asset Fund	13	—	24	—	24		—	13		—
Global Real Estate Securities Fund	62	1	104	1	98		1	68		1
High Yield Fund I	29	—	52	1	52		1	29		—
International Emerging Markets Fund	19	—	34	1	34		1	19		—
LargeCap S&P 500 Index Fund	303	4	528	8	514		8	317		4
MidCap S&P 400 Index Fund	44	1	81	2	76		2	49		1
SmallCap S&P 600 Index Fund	24	1	44	1	41		1	27		1
		$10		$19			$19			$10

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—				$—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$—				$—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2050 Fund
		January 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	48	$—
Diversified International Fund (a)	181	2
Diversified Real Asset Fund (a)	13	—
Global Real Estate Securities Fund (a)	69	1
High Yield Fund I (a)	24	—
International Emerging Markets Fund (a)	19	—
LargeCap S&P 500 Index Fund (a)	328	5
MidCap S&P 400 Index Fund (a)	50	1
SmallCap S&P 600 Index Fund (a)	28	1
		$10
TOTAL INVESTMENT COMPANIES		$10
Total Investments		$10
Other Assets in Excess of Liabilities, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$10

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	60.08%
International Equity Funds	30.86%
Fixed Income Funds	7.57%
Specialty Funds	1.49%
Other Assets in Excess of Liabilities, Net	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
January 31, 2015 (unaudited)

	October 31,	October 31,						January 31,	January 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales		2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	46	$1	77	$1	75		$1	48		$1
Diversified International Fund	185	2	312	4	316		4	181		2
Diversified Real Asset Fund	13	—	22	—	22		—	13		—
Global Real Estate Securities Fund	63	1	99	1	93		1	69		1
High Yield Fund I	24	—	41	—	41		—	24		—
International Emerging Markets Fund	20	—	33	1	34		1	19		—
LargeCap S&P 500 Index Fund	313	4	511	7	496		7	328		4
MidCap S&P 400 Index Fund	45	1	78	2	73		2	50		1
SmallCap S&P 600 Index Fund	25	1	43	1	40		1	28		1
		$10		$17			$17			$10

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—				$—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$—				$—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2055 Fund
		January 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	40	$—
Diversified International Fund (a)	183	2
Diversified Real Asset Fund (a)	12	—
Global Real Estate Securities Fund (a)	70	1
High Yield Fund I (a)	22	—
International Emerging Markets Fund (a)	20	—
LargeCap S&P 500 Index Fund (a)	332	5
MidCap S&P 400 Index Fund (a)	51	1
SmallCap S&P 600 Index Fund (a)	28	1
		$10
TOTAL INVESTMENT COMPANIES		$10
Total Investments		$10
Other Assets in Excess of Liabilities, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$10

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	60.81%
International Equity Funds	31.32%
Fixed Income Funds	6.51%
Specialty Funds	1.36%
Other Assets in Excess of Liabilities, Net	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
January 31, 2015 (unaudited)

	October 31,	October 31,						January 31,	January 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales		2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	38	$—	64	$1	62		$1	40		$—
Diversified International Fund	188	2	316	4	321		4	183		2
Diversified Real Asset Fund	12	—	20	—	20		—	12		—
Global Real Estate Securities Fund	64	1	100	1	94		1	70		1
High Yield Fund I	22	—	36	—	36		—	22		—
International Emerging Markets Fund	20	—	34	1	34		1	20		—
LargeCap S&P 500 Index Fund	316	5	517	7	501		7	332		5
MidCap S&P 400 Index Fund	46	1	80	2	75		2	51		1
SmallCap S&P 600 Index Fund	25	1	43	1	40		1	28		1
		$10		$17			$17			$10

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—				$—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$—				$—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2060 Fund
		January 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	40	$—
Diversified International Fund (a)	183	2
Diversified Real Asset Fund (a)	12	—
Global Real Estate Securities Fund (a)	70	1
High Yield Fund I (a)	22	—
International Emerging Markets Fund (a)	20	—
LargeCap S&P 500 Index Fund (a)	332	5
MidCap S&P 400 Index Fund (a)	51	1
SmallCap S&P 600 Index Fund (a)	28	1
		$10
TOTAL INVESTMENT COMPANIES		$10
Total Investments		$10
Other Assets in Excess of Liabilities, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$10

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	60.81%
International Equity Funds	31.32%
Fixed Income Funds	6.51%
Specialty Funds	1.36%
Other Assets in Excess of Liabilities, Net	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
January 31, 2015 (unaudited)

	October 31,	October 31,						January 31,	January 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales		2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	38	$—	64	$1	62		$1	40		$—
Diversified International Fund	188	2	316	4	321		4	183		2
Diversified Real Asset Fund	12	—	20	—	20		—	12		—
Global Real Estate Securities Fund	64	1	100	1	94		1	70		1
High Yield Fund I	22	—	36	—	36		—	22		—
International Emerging Markets Fund	20	—	34	1	34		1	20		—
LargeCap S&P 500 Index Fund	316	5	517	7	501		7	332		5
MidCap S&P 400 Index Fund	46	1	80	2	75		2	51		1
SmallCap S&P 600 Index Fund	25	1	43	1	40		1	28		1
		$10		$17			$17			$10

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—				$—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$—				$—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid Income Fund
		January 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	429	$5
Diversified International Fund (a)	40	—
Diversified Real Asset Fund (a)	39	—
High Yield Fund I (a)	53	1
Inflation Protection Fund (a)	83	1
International Emerging Markets Fund (a)	3	—
LargeCap S&P 500 Index Fund (a)	81	1
MidCap S&P 400 Index Fund (a)	13	—
Short-Term Income Fund (a)	141	2
SmallCap S&P 600 Index Fund (a)	7	—
		$10
TOTAL INVESTMENT COMPANIES		$10
Total Investments		$10
Other Assets in Excess of Liabilities, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$10

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	75.56%
Domestic Equity Funds	14.90%
International Equity Funds	5.02%
Specialty Funds	4.52%
Other Assets in Excess of Liabilities, Net	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid Income Fund
January 31, 2015 (unaudited)

	October 31,	October 31,						January 31,	January 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales		2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	411	$5	688	$8	670		$8	429		$5
Diversified International Fund	41	—	68	1	69		1	40		—
Diversified Real Asset Fund	39	—	67	1	67		1	39		—
High Yield Fund I	53	1	89	1	89		1	53		1
Inflation Protection Fund	81	1	135	1	133		1	83		1
International Emerging Markets Fund	3	—	5	—	5		—	3		—
LargeCap S&P 500 Index Fund	77	1	126	2	122		2	81		1
MidCap S&P 400 Index Fund	11	—	20	—	18		—	13		—
Short-Term Income Fund	139	2	229	3	227		3	141		2
SmallCap S&P 600 Index Fund	6	—	11	—	10		—	7		—
		$10		$17			$17			$10

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—				$—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
High Yield Fund I		—			—				—
Inflation Protection Fund		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
Short-Term Income Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$—				$—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Strategic Income Fund
		January 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.02%
Bond & Mortgage Securities Fund (a)	20,428,430	$226,551
Bond Market Index Fund (a)	6,564,566	73,654
Diversified International Fund (a)	1,402,316	15,986
Diversified Real Asset Fund (a)	2,890,543	34,802
Equity Income Fund (a)	1,883,239	48,851
Global Diversified Income Fund (a)	3,380,286	47,358
Global Multi-Strategy Fund (a)	1,952,272	21,573
Global Opportunities Fund (a)	614,327	7,126
High Yield Fund I (a)	2,706,158	27,467
Inflation Protection Fund (a)	5,923,241	51,651
International Emerging Markets Fund (a)	193,037	4,525
LargeCap Growth Fund I (a)	1,998,123	24,457
LargeCap S&P 500 Index Fund (a)	1,256,282	17,588
MidCap Fund (a)	954,255	20,450
Overseas Fund (a)	1,616,515	16,602
Short-Term Income Fund (a)	10,525,226	128,934
SmallCap Growth Fund I (a)	461,001	5,311
SmallCap Value Fund II (a)	451,066	5,593
		$778,479
TOTAL INVESTMENT COMPANIES		$778,479
Total Investments		$778,479
Liabilities in Excess of Other Assets, Net - (0.02)%		$(120)
TOTAL NET ASSETS - 100.00%		$778,359

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	65.31%
Domestic Equity Funds	15.71%
Specialty Funds	13.32%
International Equity Funds	5.68%
Liabilities in Excess of Other Assets, Net	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Strategic Income Fund
January 31, 2015 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	17,850,327	$194,204	4,238,577	$46,382	1,660,474	$18,189	20,428,430	$222,397
Bond Market Index Fund	—	—	7,012,524	78,153	447,958	4,988	6,564,566	73,168
Core Plus Bond Fund I	9,737,553	103,421	—	—	9,737,553	109,611	—	—
Diversified International Fund	1,438,189	17,695	75,378	866	111,251	1,284	1,402,316	17,311
Diversified Real Asset Fund	2,950,247	31,008	178,869	2,178	238,573	2,906	2,890,543	30,305
Equity Income Fund	1,947,921	36,952	72,330	1,924	137,012	3,641	1,883,239	35,575
Global Diversified Income Fund	3,369,813	35,863	258,737	3,654	248,264	3,537	3,380,286	36,016
Global Multi-Strategy Fund	1,984,381	20,357	125,987	1,393	158,096	1,758	1,952,272	20,019
Global Opportunities Fund	573,874	6,204	88,075	1,038	47,622	589	614,327	6,681
High Yield Fund I	2,744,771	27,191	168,901	1,718	207,514	2,112	2,706,158	26,799
Inflation Protection Fund	6,088,608	52,822	313,083	2,676	478,450	4,110	5,923,241	51,428
International Emerging Markets Fund	198,226	4,756	12,473	292	17,662	418	193,037	4,630
LargeCap Growth Fund I	1,877,365	14,800	262,896	3,255	142,138	1,851	1,998,123	16,396
LargeCap S&P 500 Index Fund	1,281,816	12,455	62,657	906	88,191	1,278	1,256,282	12,189
MidCap Fund	940,277	13,859	77,089	1,673	63,111	1,406	954,255	14,284
Overseas Fund	1,560,063	14,503	177,216	1,874	120,764	1,310	1,616,515	15,096
Short-Term Income Fund	10,891,347	131,273	464,297	5,670	830,418	10,145	10,525,226	126,796
SmallCap Growth Fund I	394,270	3,388	93,084	1,090	26,353	341	461,001	4,140
SmallCap Value Fund II	416,409	3,362	60,670	773	26,013	351	451,066	3,791
		$724,113		$155,515		$169,825		$717,021

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$1,826			$—			$—
Bond Market Index Fund		1,555			3			—
Core Plus Bond Fund I		—			6,190			—
Diversified International Fund		256			34			—
Diversified Real Asset Fund		566			25			192
Equity Income Fund		276			340			—
Global Diversified Income Fund		1,025			36			834
Global Multi-Strategy Fund		263			27			277
Global Opportunities Fund		511			28			243
High Yield Fund I		432			2			156
Inflation Protection Fund		687			40			—
International Emerging Markets Fund		79			—			—
LargeCap Growth Fund I		289			192			2,114
LargeCap S&P 500 Index Fund		338			106			—
MidCap Fund		91			158			971
Overseas Fund		583			29			680
Short-Term Income Fund		622			(2)			32
SmallCap Growth Fund I		38			3			909
SmallCap Value Fund II		125			7			506
		$9,562			$7,218			$6,914
Amounts in thousands except shares

See accompanying notes

			Schedule of Investments
			Real Estate Securities Fund
			January 31, 2015 (unaudited)

COMMON STOCKS - 98.08%	Shares Held	Value(000	's)

Real Estate - 1.93%
Brookdale Senior Living Inc (a)	783,995		$26,460
Jones Lang LaSalle Inc	147,075		21,631
			$48,091

REITS - 96.15%
American Realty Capital Properties Inc	1,948,625		18,054
Apartment Investment & Management Co	1,886,673		75,203
AvalonBay Communities Inc	523,992		90,645
Boston Properties Inc	754,969		104,790
Camden Property Trust	700,767		53,994
CBL & Associates Properties Inc	247,794		5,110
CubeSmart	1,847,607		45,525
DDR Corp	2,282,878		44,744
Duke Realty Corp	1,830,616		39,962
Education Realty Trust Inc	625,950		21,658
EPR Properties	724,859		47,159
Equity One Inc	1,276,509		34,772
Equity Residential	992,690		77,043
Essex Property Trust Inc	535,883		121,136
Extra Space Storage Inc	802,906		52,992
Federal Realty Investment Trust	321,228		46,183
First Industrial Realty Trust Inc	2,499,306		54,310
General Growth Properties Inc	3,258,377		98,338
Geo Group Inc/The	150,138		6,534
Health Care REIT Inc	1,317,103		107,937
Host Hotels & Resorts Inc	4,085,341		93,513
Kilroy Realty Corp	766,528		56,838
Paramount Group Inc (a)	1,522,742		29,465
Pebblebrook Hotel Trust	1,388,544		64,484
Prologis Inc	2,296,907		103,682
Public Storage	464,813		93,353
Saul Centers Inc	376,533		21,496
Simon Property Group Inc	1,437,509		285,576
SL Green Realty Corp	829,219		104,482
STORE Capital Corp	599,068		13,755
Strategic Hotels & Resorts Inc (a)	2,764,556		37,100
Sun Communities Inc	505,033		34,206
Sunstone Hotel Investors Inc	2,611,493		44,526
Taubman Centers Inc	470,057		38,521
Urban Edge Properties	368,131		8,739
Ventas Inc	1,564,714		124,880
Vornado Realty Trust	767,862		84,803
WP GLIMCHER Inc	651,567		11,520
			$2,397,028
TOTAL COMMON STOCKS			$2,445,119
INVESTMENT COMPANIES - 2.00%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 2.00%
BlackRock Liquidity Funds FedFund Portfolio	49,751,594		49,752

TOTAL INVESTMENT COMPANIES			$49,752
Total Investments			$2,494,871
Liabilities in Excess of Other Assets, Net - (0.08)%			$(2,072)
TOTAL NET ASSETS - 100.00%			$2,492,799

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector			Percent
Financial			98.08%
Exchange Traded Funds			2.00%
Liabilities in Excess of Other Assets, Net			(0.08)%
TOTAL NET ASSETS			100.00%

See accompanying notes

		Schedule of Investments
		SAM Balanced Portfolio
		January 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.07%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.07%
Blue Chip Fund (a)	14,718,945	$218,576
Diversified International Fund (a)	23,721,676	270,427
Equity Income Fund (a)	21,481,397	557,227
Global Diversified Income Fund (a)	7,123,936	99,806
Global Multi-Strategy Fund (a)	33,593,691	371,210
Global Real Estate Securities Fund (a)	11,276,635	108,256
Government & High Quality Bond Fund (a)	33,432,805	372,441
High Yield Fund (a)	16,986,603	125,021
Income Fund (a)	72,839,304	718,196
Inflation Protection Fund (a)	6,891,044	60,090
International Emerging Markets Fund (a)	2,256,028	52,881
LargeCap Growth Fund (a)	41,334,254	441,450
LargeCap Value Fund (a)	34,407,979	420,810
MidCap Fund (a)	13,617,176	291,816
MidCap Value Fund I (a)	6,429,747	93,296
Preferred Securities Fund (a)	1,935,931	19,998
Principal Capital Appreciation Fund (a)	4,618,773	262,808
Short-Term Income Fund (a)	18,110,620	221,855
SmallCap Growth Fund I (a)	346,424	3,991
SmallCap Value Fund II (a)	2,659,723	32,981
Small-MidCap Dividend Income Fund (a)	10,949,853	149,466
		$4,892,602
TOTAL INVESTMENT COMPANIES		$4,892,602
Total Investments		$4,892,602
Liabilities in Excess of Other Assets, Net - (0.07)%		$(3,325)
TOTAL NET ASSETS - 100.00%		$4,889,277

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	50.57%
Fixed Income Funds	31.05%
Specialty Funds	9.63%
International Equity Funds	8.82%
Liabilities in Excess of Other Assets, Net	(0.07)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Balanced Portfolio
January 31, 2015 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	8,330,072	$107,294	6,394,330	$99,988	5,457	$80	14,718,945	$207,197
Bond & Mortgage Securities Fund	5,091,556	55,856	26,976	296	5,118,532	55,947	—	—
Diversified International Fund	36,041,816	344,487	579,365	6,677	12,899,505	146,165	23,721,676	212,257
Equity Income Fund	23,640,900	361,003	114,953	3,114	2,274,456	59,865	21,481,397	322,563
Global Diversified Income Fund	4,920,716	65,850	2,206,112	31,138	2,892	40	7,123,936	96,945
Global Multi-Strategy Fund	20,232,264	212,386	13,361,427	147,645	—	—	33,593,691	360,031
Global Real Estate Securities Fund	5,413,459	43,642	5,863,176	55,635	—	—	11,276,635	99,277
Government & High Quality Bond	38,109,998	403,637	354,691	3,929	5,031,884	55,687	33,432,805	352,543
Fund
High Yield Fund	11,465,281	81,284	5,669,969	41,952	148,647	1,139	16,986,603	122,078
Income Fund	68,042,574	629,808	4,821,387	46,944	24,657	242	72,839,304	676,508
Inflation Protection Fund	—	—	6,914,086	59,509	23,042	199	6,891,044	59,311
International Emerging Markets Fund	4,155,230	92,150	65,699	1,525	1,964,901	45,978	2,256,028	44,793
LargeCap Growth Fund	32,451,586	212,413	8,969,846	101,208	87,178	1,017	41,334,254	312,658
LargeCap Growth Fund II	10,045,403	59,410	—	—	10,045,403	110,426	—	—
LargeCap Value Fund	37,824,306	446,386	4,637,498	58,740	8,053,825	102,758	34,407,979	399,568
MidCap Fund	5,950,853	51,854	7,692,275	171,224	25,952	557	13,617,176	222,495
MidCap Value Fund I	—	—	6,429,747	94,997	—	—	6,429,747	94,997
Preferred Securities Fund	5,629,925	40,804	104,945	1,085	3,798,939	39,600	1,935,931	12,040
Principal Capital Appreciation Fund	5,541,885	175,631	227,186	13,126	1,150,298	69,837	4,618,773	144,610
Short-Term Income Fund	13,665,438	163,324	4,449,591	54,361	4,409	54	18,110,620	217,631
SmallCap Growth Fund I	7,470,283	75,659	60,786	703	7,184,645	98,858	346,424	3,508
SmallCap Value Fund II	9,203,656	102,349	291,505	3,675	6,835,438	94,369	2,659,723	26,694
Small-MidCap Dividend Income Fund	7,403,427	74,584	3,550,384	48,933	3,958	54	10,949,853	123,460
		$3,799,811		$1,046,404		$882,872		$4,111,164

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$5,346			$(5)			$1,342
Bond & Mortgage Securities Fund		191			(205)			—
Diversified International Fund		6,069			7,258			—
Equity Income Fund		3,114			18,311			—
Global Diversified Income Fund		2,033			(3)			1,729
Global Multi-Strategy Fund		3,275			—			3,417
Global Real Estate Securities Fund		1,217			—			309
Government & High Quality Bond Fund		2,632			664			—
High Yield Fund		2,292			(19)			814
Income Fund		5,950			(2)			—
Inflation Protection Fund		790			1			—
International Emerging Markets Fund		1,525			(2,904)			—
LargeCap Growth Fund		702			54			45,168
LargeCap Growth Fund II		—			51,016			—
LargeCap Value Fund		32,002			(2,800)			25,663
MidCap Fund		1,286			(26)			13,650
MidCap Value Fund I		427			—			692
Preferred Securities Fund		466			9,751			338
Principal Capital Appreciation Fund		3,309			25,690			9,817
Short-Term Income Fund		967			—			54
SmallCap Growth Fund I		29			26,004			675
SmallCap Value Fund II		729			15,039			2,945
Small-MidCap Dividend Income Fund		1,502			(3)			3,031
		$75,853			$147,821			$109,644
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		January 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.08%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.08%
Blue Chip Fund (a)	2,958,217	$43,930
Bond & Mortgage Securities Fund (a)	3,062,787	33,966
Diversified International Fund (a)	5,215,984	59,462
Equity Income Fund (a)	4,269,326	110,746
Global Diversified Income Fund (a)	3,930,502	55,066
Global Multi-Strategy Fund (a)	7,981,798	88,199
Global Real Estate Securities Fund (a)	2,912,573	27,961
Government & High Quality Bond Fund (a)	18,710,235	208,432
High Yield Fund (a)	10,979,411	80,809
Income Fund (a)	37,009,623	364,915
Inflation Protection Fund (a)	3,872,625	33,769
International Emerging Markets Fund (a)	485,921	11,390
LargeCap Growth Fund (a)	10,199,169	108,927
LargeCap Value Fund (a)	8,447,795	103,317
MidCap Fund (a)	2,751,924	58,974
MidCap Value Fund I (a)	2,026,418	29,403
Preferred Securities Fund (a)	809,114	8,358
Principal Capital Appreciation Fund (a)	1,153,101	65,611
Short-Term Income Fund (a)	10,169,796	124,580
SmallCap Growth Fund I (a)	138,848	1,600
SmallCap Value Fund II (a)	516,553	6,405
Small-MidCap Dividend Income Fund (a)	2,453,335	33,488
		$1,659,308
TOTAL INVESTMENT COMPANIES		$1,659,308
Total Investments		$1,659,308
Liabilities in Excess of Other Assets, Net - (0.08)%		$(1,327)
TOTAL NET ASSETS - 100.00%		$1,657,981

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	51.55%
Domestic Equity Funds	33.92%
Specialty Funds	8.64%
International Equity Funds	5.97%
Liabilities in Excess of Other Assets, Net	(0.08)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Balanced Portfolio
January 31, 2015 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	1,890,265	$24,085	1,069,054	$16,692	1,102	$16	2,958,217	$40,760
Bond & Mortgage Securities Fund	3,508,758	38,490	43,626	479	489,597	5,352	3,062,787	33,588
Diversified International Fund	8,015,503	75,544	139,565	1,613	2,939,084	33,341	5,215,984	45,512
Equity Income Fund	5,354,789	86,560	29,067	783	1,114,530	29,303	4,269,326	64,667
Global Diversified Income Fund	2,749,110	37,173	1,186,330	16,885	4,938	70	3,930,502	53,983
Global Multi-Strategy Fund	5,919,934	62,816	2,064,335	22,804	2,471	27	7,981,798	85,592
Global Real Estate Securities Fund	1,747,663	14,094	1,164,910	11,013	—	—	2,912,573	25,107
Government & High Quality Bond	21,142,894	227,777	237,065	2,628	2,669,724	29,560	18,710,235	200,837
Fund
High Yield Fund	6,581,494	48,282	4,552,599	33,636	154,682	1,155	10,979,411	80,711
Income Fund	38,223,422	360,765	647,397	6,334	1,861,196	18,078	37,009,623	348,584
Inflation Protection Fund	—	—	3,873,885	33,343	1,260	11	3,872,625	33,332
International Emerging Markets Fund	900,752	18,710	14,011	325	428,842	9,996	485,921	8,606
LargeCap Growth Fund	7,478,656	54,341	2,726,116	30,978	5,603	60	10,199,169	85,251
LargeCap Growth Fund II	2,234,944	14,804	—	—	2,234,944	24,595	—	—
LargeCap Value Fund	8,788,787	101,836	1,097,056	13,915	1,438,048	18,446	8,447,795	96,841
MidCap Fund	1,342,112	14,880	1,410,571	31,294	759	16	2,751,924	46,157
MidCap Value Fund I	—	—	2,026,418	30,480	—	—	2,026,418	30,480
Preferred Securities Fund	3,118,200	26,263	51,139	530	2,360,225	24,600	809,114	5,197
Principal Capital Appreciation Fund	1,257,119	40,956	57,811	3,340	161,829	9,808	1,153,101	38,009
Short-Term Income Fund	7,796,198	93,106	2,375,832	29,040	2,234	28	10,169,796	122,118
SmallCap Growth Fund I	1,631,306	17,047	24,363	282	1,516,821	20,935	138,848	1,408
SmallCap Value Fund II	1,985,144	22,016	56,614	714	1,525,205	21,129	516,553	5,141
Small-MidCap Dividend Income Fund	1,719,512	17,499	735,412	10,122	1,589	22	2,453,335	27,598
		$1,397,044		$297,230		$246,548		$1,479,479

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$1,071			$(1)			$269
Bond & Mortgage Securities Fund		290			(29)			—
Diversified International Fund		1,335			1,696			—
Equity Income Fund		618			6,627			—
Global Diversified Income Fund		1,124			(5)			955
Global Multi-Strategy Fund		885			(1)			917
Global Real Estate Securities Fund		363			—			89
Government & High Quality Bond Fund		1,464			(8)			—
High Yield Fund		1,442			(52)			525
Income Fund		3,169			(437)			—
Inflation Protection Fund		443			—			—
International Emerging Markets Fund		325			(433)			—
LargeCap Growth Fund		173			(8)			11,132
LargeCap Growth Fund II		—			9,791			—
LargeCap Value Fund		7,488			(464)			6,004
MidCap Fund		250			(1)			2,652
MidCap Value Fund I		353			—			580
Preferred Securities Fund		232			3,004			141
Principal Capital Appreciation Fund		825			3,521			2,448
Short-Term Income Fund		549			—			30
SmallCap Growth Fund I		11			5,014			271
SmallCap Value Fund II		142			3,540			572
Small-MidCap Dividend Income Fund		336			(1)			679
		$22,888			$31,753			$27,264
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	SAM Conservative Growth Portfolio
		January 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.07%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.07%
Blue Chip Fund (a)	12,348,536	$183,376
Diversified International Fund (a)	19,433,613	221,543
Diversified Real Asset Fund (a)	9,523,482	114,663
Equity Income Fund (a)	17,334,800	449,665
Global Multi-Strategy Fund (a)	29,241,737	323,121
Global Real Estate Securities Fund (a)	10,131,300	97,260
Government & High Quality Bond Fund (a)	7,397,856	82,412
High Yield Fund (a)	2,687,126	19,777
Income Fund (a)	15,060,950	148,501
International Emerging Markets Fund (a)	1,902,815	44,602
LargeCap Growth Fund (a)	36,534,522	390,189
LargeCap Value Fund (a)	29,784,972	364,270
MidCap Fund (a)	12,692,145	271,993
MidCap Value Fund I (a)	5,502,575	79,842
Preferred Securities Fund (a)	323,639	3,343
Principal Capital Appreciation Fund (a)	3,973,456	226,090
Short-Term Income Fund (a)	4,001,058	49,013
SmallCap Growth Fund I (a)	522,274	6,017
SmallCap Value Fund II (a)	1,269,956	15,747
Small-MidCap Dividend Income Fund (a)	9,682,092	132,161
		$3,223,585
TOTAL INVESTMENT COMPANIES		$3,223,585
Total Investments		$3,223,585
Liabilities in Excess of Other Assets, Net - (0.07)%		$(2,301)
TOTAL NET ASSETS - 100.00%		$3,221,284

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	65.79%
Specialty Funds	13.59%
International Equity Funds	11.29%
Fixed Income Funds	9.40%
Liabilities in Excess of Other Assets, Net	(0.07)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Growth Portfolio
January 31, 2015 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	7,149,147	$91,484	5,228,781	$81,874	29,392	$435	12,348,536	$172,896
Diversified International Fund	31,225,189	306,933	462,305	5,317	12,253,881	138,884	19,433,613	178,585
Diversified Real Asset Fund	3,693,377	41,033	5,837,833	71,566	7,728	94	9,523,482	112,500
Equity Income Fund	21,119,412	326,475	97,634	2,641	3,882,246	102,754	17,334,800	260,402
Global Multi-Strategy Fund	15,123,053	158,219	14,125,010	155,987	6,326	70	29,241,737	314,135
Global Real Estate Securities Fund	3,828,640	29,913	6,302,660	59,425	—	—	10,131,300	89,338
Government & High Quality Bond	7,926,599	82,764	75,295	834	604,038	6,686	7,397,856	77,187
Fund
High Yield Fund	2,490,537	16,579	196,589	1,449	—	—	2,687,126	18,028
Income Fund	16,436,805	149,594	203,994	1,997	1,579,849	15,417	15,060,950	136,165
International Emerging Markets Fund	3,636,303	86,327	57,946	1,345	1,791,434	41,967	1,902,815	42,603
LargeCap Growth Fund	28,991,788	202,795	7,581,911	85,650	39,177	420	36,534,522	287,968
LargeCap Growth Fund II	7,982,034	49,517	—	—	7,982,034	87,817	—	—
LargeCap Value Fund	32,588,127	383,260	3,982,975	50,395	6,786,130	86,243	29,784,972	344,782
MidCap Fund	4,889,848	41,536	7,809,866	173,918	7,569	164	12,692,145	215,283
MidCap Value Fund I	—	—	5,502,575	83,399	—	—	5,502,575	83,399
Preferred Securities Fund	1,556,237	11,345	23,394	242	1,255,992	13,100	323,639	1,923
Principal Capital Appreciation Fund	4,889,573	153,129	196,089	11,329	1,112,206	68,048	3,973,456	123,632
Short-Term Income Fund	3,052,997	36,349	948,061	11,576	—	—	4,001,058	47,925
SmallCap Growth Fund I	6,167,699	61,971	91,642	1,060	5,737,067	79,129	522,274	5,289
SmallCap Value Fund II	7,988,977	88,769	139,187	1,755	6,858,208	94,930	1,269,956	12,713
Small-MidCap Dividend Income Fund	6,372,977	64,082	3,319,311	45,763	10,196	139	9,682,092	109,698
		$2,382,074		$847,522		$736,297		$2,634,451

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$4,493			$(27)			$1,128
Diversified International Fund		5,243			5,219			—
Diversified Real Asset Fund		1,834			(5)			620
Equity Income Fund		2,514			34,040			—
Global Multi-Strategy Fund		2,495			(1)			2,619
Global Real Estate Securities Fund		1,123			—			288
Government & High Quality Bond Fund		570			275			—
High Yield Fund		385			—			123
Income Fund		1,330			(9)			—
International Emerging Markets Fund		1,345			(3,102)			—
LargeCap Growth Fund		621			(57)			39,948
LargeCap Growth Fund II		—			38,300			—
LargeCap Value Fund		27,759			(2,630)			22,257
MidCap Fund		1,193			(7)			12,677
MidCap Value Fund I		1,353			—			2,233
Preferred Securities Fund		108			3,436			57
Principal Capital Appreciation Fund		2,848			27,222			8,449
Short-Term Income Fund		215			—			12
SmallCap Growth Fund I		43			21,387			1,017
SmallCap Value Fund II		348			17,119			1,406
Small-MidCap Dividend Income Fund		1,328			(8)			2,682
		$57,148			$141,152			$95,516
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		SAM Flexible Income Portfolio
		January 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.07%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.07%
Blue Chip Fund (a)	1,389,457	$20,634
Bond & Mortgage Securities Fund (a)	4,428,321	49,110
Diversified International Fund (a)	1,295,033	14,763
Equity Income Fund (a)	8,005,574	207,665
Global Diversified Income Fund (a)	9,849,024	137,985
Global Real Estate Securities Fund (a)	2,175,948	20,889
Government & High Quality Bond Fund (a)	19,979,692	222,574
High Yield Fund (a)	23,408,409	172,286
Income Fund (a)	66,046,166	651,215
Inflation Protection Fund (a)	10,559,371	92,078
International Emerging Markets Fund (a)	528,228	12,382
LargeCap Growth Fund (a)	7,831,005	83,635
LargeCap Value Fund (a)	8,383,081	102,525
Preferred Securities Fund (a)	3,082,315	31,840
Short-Term Income Fund (a)	16,370,305	200,536
SmallCap Growth Fund I (a)	173,761	2,002
Small-MidCap Dividend Income Fund (a)	6,978,635	95,258
		$2,117,377
TOTAL INVESTMENT COMPANIES		$2,117,377
Total Investments		$2,117,377
Liabilities in Excess of Other Assets, Net - (0.07)%		$(1,572)
TOTAL NET ASSETS - 100.00%		$2,115,805

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	67.09%
Domestic Equity Funds	24.18%
Specialty Funds	6.52%
International Equity Funds	2.28%
Liabilities in Excess of Other Assets, Net	(0.07)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Flexible Income Portfolio
January 31, 2015 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	1,350,809	$17,347	55,230	$825	16,582	$260	1,389,457	$17,947
Bond & Mortgage Securities Fund	7,035,669	76,956	174,630	1,912	2,781,978	30,408	4,428,321	48,256
Diversified International Fund	4,358,106	39,535	89,073	1,035	3,152,146	35,659	1,295,033	10,041
Equity Income Fund	6,391,396	107,829	1,619,026	43,570	4,848	127	8,005,574	151,271
Global Diversified Income Fund	6,735,478	91,613	3,115,580	44,292	2,034	28	9,849,024	135,875
Global Real Estate Securities Fund	2,305,591	17,680	51,295	476	180,938	1,720	2,175,948	16,492
Government & High Quality Bond	26,445,155	286,309	425,480	4,721	6,890,943	76,263	19,979,692	213,781
Fund
High Yield Fund	13,450,642	99,129	10,135,160	74,366	177,393	1,307	23,408,409	172,075
Income Fund	62,497,941	591,233	3,869,825	37,786	321,600	3,123	66,046,166	625,808
Inflation Protection Fund	—	—	10,561,005	90,878	1,634	14	10,559,371	90,864
International Emerging Markets Fund	797,008	17,639	20,308	480	289,088	6,748	528,228	10,955
LargeCap Growth Fund	7,040,783	56,547	868,420	9,271	78,198	918	7,831,005	64,927
LargeCap Value Fund	8,279,764	99,077	1,077,008	13,704	973,691	12,531	8,383,081	99,477
Preferred Securities Fund	7,577,507	63,839	168,000	1,736	4,663,192	48,620	3,082,315	20,646
Principal Capital Appreciation Fund	644,235	21,615	—	—	644,235	39,128	—	—
Short-Term Income Fund	14,156,370	169,128	2,346,429	28,685	132,494	1,618	16,370,305	196,182
SmallCap Growth Fund I	1,509,044	16,848	37,598	435	1,372,881	18,804	173,761	1,772
Small-MidCap Dividend Income Fund	6,464,859	71,248	515,603	7,092	1,827	25	6,978,635	78,313
		$1,843,572		$361,264		$277,301		$1,954,682

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$500			$35			$125
Bond & Mortgage Securities Fund		495			(204)			—
Diversified International Fund		683			5,130			—
Equity Income Fund		1,150			(1)			—
Global Diversified Income Fund		2,791			(2)			2,353
Global Real Estate Securities Fund		378			56			97
Government & High Quality Bond Fund		1,682			(986)			—
High Yield Fund		2,645			(113)			867
Income Fund		5,424			(88)			—
Inflation Protection Fund		1,109			—			—
International Emerging Markets Fund		304			(416)			—
LargeCap Growth Fund		132			27			8,506
LargeCap Value Fund		7,128			(773)			5,712
Preferred Securities Fund		672			3,691			536
Principal Capital Appreciation Fund		—			17,513			—
Short-Term Income Fund		909			(13)			49
SmallCap Growth Fund I		13			3,293			322
Small-MidCap Dividend Income Fund		952			(2)			1,922
		$26,967			$27,147			$20,489
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	SAM Strategic Growth Portfolio
		January 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.08%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.08%
Diversified International Fund (a)	9,176,738	$104,615
Equity Income Fund (a)	12,206,655	316,641
Global Multi-Strategy Fund (a)	14,292,932	157,937
Global Real Estate Securities Fund (a)	9,041,854	86,802
International Emerging Markets Fund (a)	2,099,215	49,206
LargeCap Growth Fund (a)	31,862,027	340,286
LargeCap Value Fund (a)	22,362,243	273,490
MidCap Value Fund I (a)	8,043,676	116,714
Principal Capital Appreciation Fund (a)	6,648,471	378,298
SmallCap Growth Fund I (a)	3,142,379	36,200
SmallCap Value Fund II (a)	3,199,641	39,675
Small-MidCap Dividend Income Fund (a)	5,947,656	81,185
		$1,981,049
TOTAL INVESTMENT COMPANIES		$1,981,049
Total Investments		$1,981,049
Liabilities in Excess of Other Assets, Net - (0.08)%		$(1,554)
TOTAL NET ASSETS - 100.00%		$1,979,495

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	79.95%
International Equity Funds	12.15%
Specialty Funds	7.98%
Liabilities in Excess of Other Assets, Net	(0.08)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Strategic Growth Portfolio
January 31, 2015 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	5,541,109	$70,608	—	$—	5,541,109	$87,162	—	$—
Diversified International Fund	15,786,727	147,133	228,374	2,626	6,838,363	77,484	9,176,738	81,273
Equity Income Fund	14,709,390	236,475	65,400	1,772	2,568,135	67,698	12,206,655	185,980
Global Multi-Strategy Fund	—	—	14,292,932	157,670	—	—	14,292,932	157,670
Global Real Estate Securities Fund	3,758,359	28,263	5,283,495	50,034	—	—	9,041,854	78,297
International Emerging Markets Fund	3,741,082	87,609	59,347	1,377	1,701,214	39,894	2,099,215	45,471
LargeCap Growth Fund	30,647,271	238,736	3,354,860	35,779	2,140,104	25,758	31,862,027	251,230
LargeCap Growth Fund II	4,750,807	28,355	—	—	4,750,807	52,163	—	—
LargeCap Value Fund	27,454,655	330,734	3,383,729	42,947	8,476,141	107,838	22,362,243	261,942
MidCap Fund	1,432,945	12,113	—	—	1,432,945	32,010	—	—
MidCap Value Fund I	—	—	8,043,676	129,541	—	—	8,043,676	129,541
Principal Capital Appreciation Fund	3,625,414	116,449	3,046,911	184,714	23,854	1,375	6,648,471	299,722
SmallCap Growth Fund I	3,530,582	35,165	552,899	6,397	941,102	12,968	3,142,379	32,053
SmallCap Value Fund II	5,248,559	54,283	350,680	4,421	2,399,598	33,005	3,199,641	30,957
Small-MidCap Dividend Income Fund	4,112,942	41,217	1,848,239	25,619	13,525	186	5,947,656	66,640
		$1,427,140		$642,897		$537,541		$1,620,776

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$16,554	$		—
Diversified International Fund		2,626			8,998			—
Equity Income Fund		1,772			15,431			—
Global Multi-Strategy Fund		283			—			292
Global Real Estate Securities Fund		990			—			253
International Emerging Markets Fund		1,378			(3,621)			—
LargeCap Growth Fund		542			2,473			34,892
LargeCap Growth Fund II		—			23,808			—
LargeCap Value Fund		22,973			(3,901)			18,439
MidCap Fund		—			19,897			—
MidCap Value Fund I		5,466			—			9,019
Principal Capital Appreciation Fund		4,775			(66)			14,168
SmallCap Growth Fund I		259			3,459			6,138
SmallCap Value Fund II		878			5,258			3,543
Small-MidCap Dividend Income Fund		817			(10)			1,650
		$42,759			$88,280			$88,394
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Short-Term Income Fund
January 31, 2015 (unaudited)

	INVESTMENT COMPANIES - 0.66%		Shares Held Value (000's)				Principal
						BONDS (continued)	Amount (000's) Value (000's)
	Publicly Traded Investment Fund - 0.66%
	Morgan Stanley Institutional Liquidity Funds -		17,701,299	$17,701		Automobile Floor Plan Asset Backed Securities - 3.72%
	Government Portfolio					Ally Master Owner Trust
						0.62%, 04/15/2018(b)	$16,500	$16,490
	TOTAL INVESTMENT COMPANIES			$17,701		0.64%, 01/15/2019(b)	5,500	5,495
			Principal			CNH Wholesale Master Note Trust
BONDS	- 98.08%		Amount (000's) Value (000's)			0.77%, 08/15/2019(a),(b)	8,750	8,769
						Ford Credit Floorplan Master Owner Trust A
	Agriculture - 0.99%					0.55%, 01/15/2018(b)	18,000	18,007
	Cargill Inc					0.57%, 02/15/2019(b)	6,000	6,004
	6.00%, 11/27/2017(a)		$23,500	$26,362		Nissan Master Owner Trust Receivables
						0.47%, 02/15/2018(b)	17,000	16,997
	Automobile Asset Backed Securities - 7.30%					Volkswagen Credit Auto Master Trust
						0.52%, 07/22/2019(a),(b)	12,000	11,971
	American Credit Acceptance Receivables
	Trust					World Omni Master Owner Trust
	1.64%, 11/15/2016(a),(b)		914	914		0.52%, 02/15/2018(a),(b)	15,250	15,252
	AmeriCredit Automobile Receivables 2015-1							$98,985
	0.77%, 04/09/2018		12,000	12,002		Automobile Manufacturers - 2.25%
	AmeriCredit Automobile Receivables Trust					Daimler Finance North America LLC
	2013-3					1.38%, 08/01/2017(a)	6,500	6,516
	0.68%, 10/11/2016(b)		877	877
						Ford Motor Credit Co LLC
	AmeriCredit Automobile Receivables Trust					3.98%, 06/15/2016	18,000	18,629
	2013-5					PACCAR Financial Corp
	0.55%, 03/08/2017(b)		2,149	2,150		0.84%, 12/06/2018(b)	6,250	6,285
	AmeriCredit Automobile Receivables Trust					2.20%, 09/15/2019	9,000	9,194
	2014-1					Toyota Motor Credit Corp
	0.57%, 07/10/2017(b)		6,651	6,651
						2.10%, 01/17/2019	18,750	19,201
	AmeriCredit Automobile Receivables Trust							$59,825
	2014-2
	0.54%, 10/10/2017(b)		16,526	16,517	Banks	- 16.25%
	AmeriCredit Automobile Receivables Trust					Australia & New Zealand Banking Group
	2014-3					Ltd/New York NY
	0.64%, 04/09/2018		13,500	13,501		0.79%, 05/15/2018(b)	7,250	7,269
	Capital Auto Receivables Asset Trust 2013-1					Bank of America Corp
	0.97%, 01/22/2018		14,000	13,995		2.60%, 01/15/2019	5,000	5,105
	Capital Auto Receivables Asset Trust 2014-1					Bank of America NA
	0.68%, 05/20/2016(b)		11,250	11,252		0.52%, 06/15/2016(b)	13,000	12,915
	Capital Auto Receivables Asset Trust 2014-3					0.54%, 06/15/2017(b)	7,750	7,646
	0.49%, 02/21/2017(b)		12,500	12,470		1.25%, 02/14/2017	5,500	5,502
	CPS Auto Receivables Trust 2013-A					5.30%, 03/15/2017	32,250	34,685
	1.31%, 06/15/2020(a),(b)		13,141	13,098		Bank of New York Mellon Corp/The
	CPS Auto Receivables Trust 2013-B					2.20%, 05/15/2019	11,000	11,221
	1.82%, 09/15/2020(a),(b)		6,576	6,576		BB&T Corp
	CPS Auto Receivables Trust 2013-C					0.89%, 02/01/2019(b)	5,500	5,513
	1.64%, 04/16/2018(a)		6,043	6,058		Branch Banking & Trust Co
	CPS Auto Receivables Trust 2013-D					0.53%, 05/23/2017(b)	14,150	14,074
	1.54%, 07/16/2018(a),(b)		4,164	4,171		0.56%, 09/13/2016(b)	13,750	13,683
	CPS Auto Receivables Trust 2014-C					Citigroup Inc
	1.31%, 02/15/2019(a),(b)		8,743	8,739		0.72%, 08/14/2017(b)	10,000	9,935
	CPS Auto Receivables Trust 2014-D					1.02%, 04/08/2019(b)	4,500	4,483
	1.49%, 04/15/2019(a)		8,796	8,804		4.75%, 05/19/2015	8,750	8,854
	CPS Auto Trust					6.13%, 05/15/2018	16,500	18,713
	1.48%, 03/16/2020(a)		2,645	2,647		Commonwealth Bank of Australia/New York
	Ford Credit Auto Owner Trust/Ford Credit					NY
	2014-RE	V1				2.25%, 03/13/2019	4,500	4,596
	2.26%, 11/15/2025(a),(b)		11,000	11,240		Goldman Sachs Group Inc/The
	Santander Drive Auto Receivables Trust 2013-					1.28%, 10/23/2019(b)	9,500	9,534
	5					1.33%, 11/15/2018(b)	18,750	18,923
	0.55%, 04/17/2017(b)		1,328	1,328		JP Morgan Chase Bank NA
	Santander Drive Auto Receivables Trust 2014-					0.57%, 06/13/2016(b)	6,000	5,942
	1					5.88%, 06/13/2016	11,250	11,978
	0.54%, 06/15/2017(b)		3,532	3,533		6.00%, 10/01/2017	28,500	31,687
	0.66%, 06/15/2017(b)		12,865	12,872		KeyBank NA/Cleveland OH
	Santander Drive Auto Receivables Trust 2014-					5.45%, 03/03/2016	5,750	6,037
	2					7.41%, 10/15/2027	24,500	24,897
	0.54%, 07/17/2017(b)		10,860	10,855		Morgan Stanley
	Santander Drive Auto Receivables Trust 2014-					1.11%, 01/24/2019(b)	29,750	29,657
	3					1.54%, 04/25/2018(b)	16,000	16,203
	0.54%, 08/15/2017(b)		5,917	5,916		1.88%, 01/05/2018	4,500	4,526
	Westlake Automobile Receivables Trust 2014-					2.65%, 01/27/2020	4,500	4,569
	2					National City Bank/Cleveland OH
	0.97%, 10/16/2017(a),(b)		8,440	8,434		0.61%, 06/07/2017(b)	4,500	4,479
				$194,600		PNC Bank NA
						4.88%, 09/21/2017	14,800	16,024

See accompanying notes

Schedule of Investments
Short-Term Income Fund
January 31, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000's)		BONDS (continued)	Amount (000's)	Value (000's)

Banks (continued)				Electric (continued)
PNC Financial Services Group Inc/The				LG&E and KU Energy LLC
6.75%, 07/29/2049(b)	$4,500	$4,974		2.13%, 11/15/2015	$12,400	$12,494
SunTrust Bank/Atlanta GA				NextEra Energy Capital Holdings Inc
0.52%, 08/24/2015(b)	12,000	11,994		7.30%, 09/01/2067(b)	11,500	12,334
0.56%, 04/01/2015(b)	4,500	4,500		NiSource Finance Corp
7.25%, 03/15/2018	12,500	14,587		5.25%, 09/15/2017	8,500	9,344
US Bank NA/Cincinnati OH				PPL Energy Supply LLC
0.48%, 01/30/2017(b)	9,500	9,498		5.70%, 10/15/2035	10,000	10,144
0.74%, 10/28/2019(b)	9,000	9,025		6.50%, 05/01/2018	4,750	5,050
Wells Fargo & Co				Public Service Co of New Mexico
7.98%, 12/31/2049(b)	18,250	20,029		7.95%, 05/15/2018	20,500	24,384
Wells Fargo Bank NA				Southern California Edison Co
6.00%, 11/15/2017	8,500	9,550		1.85%, 02/01/2022	7,500	7,576
		$432,807		Southern Co/The
				2.45%, 09/01/2018	11,000	11,389
Beverages - 0.53%				TransAlta Corp
Anheuser-Busch InBev Finance Inc				6.65%, 05/15/2018	18,250	20,336
2.15%, 02/01/2019	9,500	9,715				$133,452
SABMiller Holdings Inc
0.92%, 08/01/2018(a),(b)	4,500	4,514		Finance - Mortgage Loan/Banker - 8.21%
		$14,229		Fannie Mae
				0.88%, 02/08/2018	17,000	16,984
Biotechnology - 0.68%				1.00%, 09/27/2017	19,000	19,099
Amgen Inc				1.13%, 04/27/2017	16,000	16,184
1.25%, 05/22/2017	9,000	9,000		1.75%, 06/20/2019	57,500	59,006
2.20%, 05/22/2019	9,000	9,130		1.75%, 09/12/2019	43,750	44,633
		$18,130		1.88%, 02/19/2019	61,000	62,745
Chemicals - 0.91%						$218,651
Airgas Inc			Food	- 0.40%
1.65%, 02/15/2018	12,200	12,134		Ingredion Inc
3.25%, 10/01/2015	12,000	12,191		3.20%, 11/01/2015	10,500	10,663
		$24,325

Commercial Services - 0.14%			Gas	- 0.61%
ERAC USA Finance LLC				Laclede Group Inc/The
5.60%, 05/01/2015(a)	3,750	3,794		0.98%, 08/15/2017(b)	16,250	16,230

Computers - 0.79%				Healthcare - Products - 0.69%
Apple Inc				Becton Dickinson and Co
1.00%, 05/03/2018	4,500	4,482		1.80%, 12/15/2017	4,500	4,539
International Business Machines Corp				2.68%, 12/15/2019	4,500	4,619
1.95%, 02/12/2019	16,250	16,597		Medtronic Inc
		$21,079		1.04%, 03/15/2020(a),(b)	6,500	6,493
				1.50%, 03/15/2018(a)	2,750	2,769
Credit Card Asset Backed Securities - 1.41%
Cabela's Credit Card Master Note Trust						$18,420
0.52%, 03/16/2020(b)	5,750	5,749
0.62%, 07/15/2022(b)	9,250	9,221		Healthcare - Services - 0.98%
0.65%, 06/15/2020(a),(b)	5,750	5,787		Anthem Inc
0.70%, 02/18/2020(a),(b)	6,750	6,796		5.88%, 06/15/2017	11,000	12,103
				Roche Holdings Inc
0.87%, 09/17/2018(a),(b)	10,000	10,028		0.60%, 09/30/2019(a),(b)	14,000	13,980
		$37,581				$26,083

Diversified Financial Services - 4.05%				Home Equity Asset Backed Securities - 2.28%
General Electric Capital Corp				ABFC 2005-OPT1 Trust
0.76%, 01/14/2019(b)	17,250	17,236		0.53%, 07/25/2035(b)	442	436
0.90%, 07/12/2016(b)	24,250	24,418
				ABFC 2005-WMC1 Trust
5.63%, 09/15/2017	4,750	5,283		0.83%, 06/25/2035(b)	2,371	2,339
6.38%, 11/15/2067(b)	4,500	4,876
				ACE Securities Corp Home Equity Loan Trust
Jefferies Group LLC				Series 2005-AG1
3.88%, 11/09/2015	13,250	13,483		0.53%, 08/25/2035(b)	203	197
5.50%, 03/15/2016	3,500	3,642		ACE Securities Corp Home Equity Loan Trust
MassMutual Global Funding II				Series 2005-HE2
2.10%, 08/02/2018(a)	9,500	9,717		0.89%, 04/25/2035(b)	1,350	1,352
Murray Street Investment Trust I				ACE Securities Corp Home Equity Loan Trust
4.65%, 03/09/2017(b)	27,500	29,262
				Series 2005-WF1
		$107,917		0.51%, 05/25/2035(b)	1,827	1,807
Electric - 5.01%				Asset Backed Securities Corp Home Equity
Dominion Resources Inc/VA				Loan Trust Series OOMC 2005-HE6
				0.68%, 07/25/2035(b)	3,179	3,153
1.40%, 09/15/2017	9,000	9,035
Indiantown Cogeneration LP				Bayview Financial Acquisition Trust
				0.80%, 05/28/2044(b)	641	640
9.77%, 12/15/2020	9,927	11,366		5.66%, 12/28/2036(b)	296	296

See accompanying notes

Schedule of Investments
Short-Term Income Fund
January 31, 2015 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)	Value (000's)		BONDS (continued)	Amount (000's)	Value (000's)

Home Equity Asset Backed Securities (continued)					Iron & Steel - 0.25%
Bear Stearns Asset Backed Securities I Trust					ArcelorMittal
2006	-PC1				4.25%, 03/01/2016	$6,500	$6,630
0.50%, 12/25/2035(b)		$5,570	$5,544
Credit Suisse First Boston Mortgage Securities
Corp					Machinery - Diversified - 0.34%
					John Deere Capital Corp
4.80%, 05/25/2035		4,204	4,324		1.35%, 01/16/2018	9,000	9,058
Home Equity Asset Trust 2005-4
0.87%, 10/25/2035(b)		4,725	4,609
JP Morgan Mortgage Acquisition Corp 2005-					Manufactured Housing Asset Backed Securities - 0.00%
FLD1					Green Tree Financial Corp
0.90%, 07/25/2035(b)		1,388	1,381		7.70%, 09/15/2026	120	128
JP Morgan Mortgage Acquisition Corp 2005-
OPT1
0.62%, 06/25/2035(b)		1,218	1,209	Media	- 0.82%
					CBS Corp
Mastr Asset Backed Securities Trust 2005-					2.30%, 08/15/2019	4,500	4,534
FRE1
0.42%, 10/25/2035(b)		151	151		NBCUniversal Enterprise Inc
					0.79%, 04/15/2016(a),(b)	4,500	4,507
New Century Home Equity Loan Trust 2005-					0.94%, 04/15/2018(a),(b)	1,415	1,418
3
0.65%, 07/25/2035(b)		13,311	13,252		Time Warner Cable Inc
RAMP Series 2005-EFC2 Trust					8.25%, 04/01/2019	9,250	11,451
0.64%, 07/25/2035(b)		297	297				$21,910
RASC Series 2003-KS10 Trust					Mining - 0.63%
4.47%, 03/25/2032		544	551		Glencore Finance Canada Ltd
Soundview Home Loan Trust 2005-CTX1					2.70%, 10/25/2017(a),(b)	12,750	12,887
0.59%, 11/25/2035(b)		2,937	2,897		Teck Resources Ltd
Structured Asset Securities Corp Mortgage					5.38%, 10/01/2015	3,750	3,844
Loan Trust Series 2005-GEL4							$16,731
0.79%, 08/25/2035(b)		1,200	1,138
Terwin Mortgage Trust 2005-2HE					Mortgage Backed Securities - 8.61%
0.55%, 01/25/2035(a),(b)		257	256		Alternative Loan Trust 2004-J8
Terwin Mortgage Trust Series TMTS 2005-					6.00%, 02/25/2017	317	319
14	HE				Banc of America Alternative Loan Trust 2003-
4.85%, 08/25/2036(b)		1,883	1,940		10
Wells Fargo Home Equity Asset-Backed					5.00%, 12/25/2018	615	628
Securities 2004-2 Trust					Banc of America Funding 2004-1 Trust
0.59%, 10/25/2034(b)		267	260		5.25%, 02/25/2019	905	936
5.00%, 10/25/2034		11,500	11,478		Banc of America Funding 2004-3 Trust
5.00%, 10/25/2034		12	12		4.75%, 09/25/2019	712	723
Wells Fargo Home Equity Asset-Backed					Banc of America Funding 2006-G Trust
					0.34%, 07/20/2036(b)	420	420
Securities 2005-2 Trust
0.58%, 11/25/2035(b)		1,185	1,183		Banc of America Mortgage Trust 2004-8
			$60,702		5.25%, 10/25/2019	375	384
					Banc of America Mortgage Trust 2005-7
Insurance - 4.51%					5.00%, 08/25/2020	147	149
Berkshire Hathaway Finance Corp					BCAP LLC 2011-RR11 Trust
1.60%, 05/15/2017		11,000	11,175		2.58%, 03/26/2035(a),(b)	3,746	3,761
2.00%, 08/15/2018		11,500	11,819		CHL Mortgage Pass-Through Trust 2003-46
Chubb Corp/The					2.45%, 01/19/2034(b)	1,432	1,437
6.38%, 03/29/2067(b)		2,750	2,949		CHL Mortgage Pass-Through Trust 2004-19
Lincoln National Corp					5.25%, 10/25/2034	69	69
7.00%, 05/17/2066(b)		4,500	4,478		CHL Mortgage Pass-Through Trust 2004-J1
MetLife Inc					4.50%, 01/25/2019(b)	259	264
6.82%, 08/15/2018		10,000	11,781		CHL Mortgage Pass-Through Trust 2004-J7
Metropolitan Life Global Funding I					5.00%, 09/25/2019	732	756
1.30%, 04/10/2017(a)		6,750	6,780		Citigroup Mortgage Loan Trust 2009-6
2.30%, 04/10/2019(a)		6,750	6,896		2.61%, 07/25/2036(a),(b)	1,600	1,606
New York Life Global Funding					Credit Suisse First Boston Mortgage Securities
1.45%, 12/15/2017(a)		13,500	13,616		Corp
2.15%, 06/18/2019(a)		7,250	7,380		1.13%, 05/25/2034(b)	522	508
2.45%, 07/14/2016(a)		9,000	9,223		5.00%, 09/25/2019	128	126
Prudential Covered Trust 2012-1					5.00%, 10/25/2019	774	778
3.00%, 09/30/2015(a)		20,899	21,151		Credit Suisse Mortgage Capital Certificates
Prudential Financial Inc					2.35%, 07/27/2037(a),(b)	2,044	2,048
8.88%, 06/15/2068(b)		11,050	12,901		Fannie Mae REMICS
			$120,149		3.50%, 03/25/2042	1,546	1,638
					Freddie Mac REMICS
Internet - 0.35%					0.62%, 06/15/2023(b)	11	11
Amazon.com Inc					Ginnie Mae
2.60%, 12/05/2019		9,000	9,241		0.61%, 07/16/2054(b)	86,163	4,673
					0.70%, 08/16/2051(b)	84,699	5,082
					0.76%, 03/16/2049(b)	102,529	5,056
					0.88%, 02/16/2053(b)	125,014	8,709

See accompanying notes

Schedule of Investments
Short-Term Income Fund
January 31, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Mortgage Backed Securities (continued)			Oil & Gas (continued)
Ginnie Mae (continued)			Ensco PLC
0.90%, 09/16/2055(b)	$48,889	$3,262	3.25%, 03/15/2016		$12,000	$12,207
0.91%, 03/16/2052(b)	85,900	6,787	Phillips 66
0.91%, 08/16/2052(b)	40,034	2,371	2.95%, 05/01/2017		15,000	15,508
0.93%, 10/16/2054(b)	73,702	4,831	Sinopec Group Overseas Development 2014
0.93%, 06/16/2055(b)	50,124	3,174	Ltd
0.94%, 10/16/2054(b)	57,147	3,265	1.75%, 04/10/2017(a)		9,500	9,475
0.98%, 02/16/2055(b)	76,548	3,857	Total Capital International SA
1.00%, 01/16/2055(b)	111,614	6,696	0.80%, 08/10/2018(b)		5,250	5,268
1.01%, 10/16/2054(b)	84,816	5,397	1.55%, 06/28/2017		10,000	10,106
1.01%, 09/16/2055(b)	19,043	1,273				$85,456
1.11%, 01/16/2054(b)	63,699	4,443
1.14%, 08/16/2042(b)	95,680	6,912	Oil & Gas Services - 0.70%
1.15%, 06/16/2045(b)	86,757	6,495	Weatherford International Ltd/Bermuda
1.22%, 02/16/2046(b)	87,296	6,808	5.50%, 02/15/2016		18,500	18,696
1.27%, 10/16/2051(b)	4,593	383
1.41%, 12/16/2036(b)	76,294	5,949	Other Asset Backed Securities - 5.65%
1.57%, 01/16/2040(b)	31,079	1,830	Ameriquest Mortgage Securities Inc Asset-
4.50%, 08/20/2032	148	153	Backed Pass-Through Ctfs Ser 2004-R11
GSMSC Pass-Through Trust 2009-4R			0.77%, 11/25/2034(b)		571	569
0.62%, 12/26/2036(a),(b)	4,200	4,127	Ameriquest Mortgage Securities Inc Asset-
JP Morgan Mortgage Trust 2004-A3			Backed Pass-Through Ctfs Ser 2005-R1
2.35%, 07/25/2034(b)	1,824	1,827	0.62%, 03/25/2035(b)		3,196	3,185
JP Morgan Mortgage Trust 2004-S1			Carrington Mortgage Loan Trust Series 2005-
5.00%, 09/25/2034	2,174	2,258	NC4
JP Morgan Resecuritization Trust Series 2010-			0.57%, 09/25/2035(b)		1,188	1,178
4			Citigroup Mortgage Loan Trust Inc
2.27%, 10/26/2036(a),(b)	1,562	1,564	0.60%, 07/25/2035(b)		622	616
MASTR Alternative Loan Trust 2003-9			Countrywide Asset-Backed Certificates
6.50%, 01/25/2019	557	570	0.66%, 12/25/2035(b)		519	518
MASTR Asset Securitization Trust 2004-11			Credit-Based Asset Servicing and
5.00%, 12/25/2019	137	141	Securitization LLC
MASTR Asset Securitization Trust 2004-9			4.27%, 08/25/2035(b)		716	721
5.00%, 09/25/2019	694	706	4.76%, 07/25/2035(b)		4,831	4,906
PHH Mortgage Trust Series 2008-CIM1			CWABS Asset-Backed Certificates Trust
5.22%, 06/25/2038	6,878	6,971	2005-3
Prime Mortgage Trust 2005-2			0.62%, 08/25/2035(b)		2,279	2,269
5.25%, 07/25/2020(b)	996	1,013	CWABS Asset-Backed Certificates Trust
Provident Funding Mortgage Loan Trust 2005-			2005-7
1			0.68%, 11/25/2035(b)		1,683	1,678
0.46%, 05/25/2035(b)	5,881	5,648	Drug Royalty II LP 2
RALI Series 2003-QS23 Trust			3.48%, 07/15/2023(a),(b)		12,639	12,775
5.00%, 12/26/2018	1,921	1,948	FFMLT Trust 2005-FF2
RALI Series 2004-QS3 Trust			0.83%, 03/25/2035(b)		495	495
5.00%, 03/25/2019	1,042	1,043	Fieldstone Mortgage Investment Trust Series
RBSSP Resecuritization Trust 2009-7			2005-1
0.57%, 06/26/2037(a),(b)	1,180	1,129	1.25%, 03/25/2035(b)		3,613	3,613
Sequoia Mortgage Trust 2013-4			First Franklin Mortgage Loan Trust 2005-
1.55%, 04/25/2043(b)	15,097	14,569	FF4
Sequoia Mortgage Trust 2013-8			0.60%, 05/25/2035(b)		820	814
2.25%, 06/25/2043(b)	11,551	11,437	JP Morgan Mortgage Acquisition Corp 2005-
Springleaf Mortgage Loan Trust 2012-2			OPT2
2.22%, 10/25/2057(a)	10,891	11,035	0.46%, 12/25/2035(b)		2,972	2,911
Springleaf Mortgage Loan Trust 2012-3			Mastr Specialized Loan Trust
1.57%, 12/25/2059(a),(b)	9,358	9,351	1.42%, 11/25/2034(a),(b)		1,194	1,210
2.66%, 12/25/2059(a),(b)	4,623	4,622	Merrill Lynch Mortgage Investors Trust Series
3.56%, 12/25/2059(a)	2,500	2,536	2005	-FM1
Springleaf Mortgage Loan Trust 2013-1			0.55%, 05/25/2036(b)		358	357
1.27%, 06/25/2058(a),(b)	19,763	19,698	NYCTL 2014-A Trust
Springleaf Mortgage Loan Trust 2013-2			1.03%, 11/10/2027(a),(c)		5,184	5,168
1.78%, 12/25/2065(a)	7,061	7,049	OneMain Financial Issuance Trust 2014-1
3.52%, 12/25/2065(a),(b)	5,750	5,865	2.43%, 06/18/2024(a),(b)		14,000	14,118
WaMu Mortgage Pass-Through Certificates			OneMain Financial Issuance Trust 2014-2
Series 2003-S8 Trust			2.47%, 09/18/2024(a),(c)		11,000	11,009
5.00%, 09/25/2018	203	206	OneMain Financial Issuance Trust 2015-1
		$229,280	0.00%, 03/18/2026(a),(b),(c),(d),(e)		9,000	8,997
			PFS Financing Corp
Oil & Gas - 3.21%			0.67%, 04/17/2017(a),(b)		8,750	8,749
BP Capital Markets PLC			0.72%, 02/15/2018(a),(b)		18,000	17,997
4.75%, 03/10/2019	19,000	21,018	0.77%, 02/15/2019(a),(b)		11,250	11,275
Chevron Corp			0.77%, 10/15/2019(a),(b)		9,000	9,001
1.72%, 06/24/2018	11,700	11,874

See accompanying notes

Schedule of Investments
Short-Term Income Fund
January 31, 2015 (unaudited)

		Principal			Principal
	BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

	Other Asset Backed Securities (continued)			Savings & Loans - 0.00%
	PFS Tax Lien Trust 2014-1			Washington Mutual Bank / Henderson NV
	1.44%, 05/15/2029(a),(b)	$6,691	$6,711	0.00%, 01/15/2013(c),(e)	$1,200	$—
	Securitized Asset Backed Receivables LLC
	Trust 2005-OP2
	0.49%, 10/25/2035(b)	5,644	5,466	Semiconductors - 0.51%
				Samsung Electronics America Inc
	Securitized Asset Backed Receivables LLC			1.75%, 04/10/2017(a)	13,500	13,628
	Trust 2006-OP1
	0.47%, 10/25/2035(b)	283	279
	Springleaf Funding Trust 2013-A			Software - 0.38%
	2.58%, 09/15/2021(a),(b)	4,000	4,014	Oracle Corp
	Trafigura Securitisation Finance PLC. 2014-1			0.76%, 10/08/2019(b)	5,000	5,016
	1.12%, 10/15/2021(a),(b),(c)	8,600	8,600	5.75%, 04/15/2018	4,500	5,124
	Wachovia Mortgage Loan Trust Series 2005-					$10,140
	WMC1
	0.91%, 10/25/2035(b)	1,228	1,218	Student Loan Asset Backed Securities - 4.32%
			$150,417	KeyCorp Student Loan Trust 2006-A
				0.44%, 06/27/2029(b)	3,614	3,593
	Pharmaceuticals - 1.17%			0.56%, 09/27/2035(b)	19,000	18,335
	AbbVie Inc			SLC Private Student Loan Trust 2006-A
	1.20%, 11/06/2015	22,500	22,565	0.42%, 07/15/2036(b)	12,275	12,171
	Merck & Co Inc			SLC Private Student Loan Trust 2010-B
	1.10%, 01/31/2018	8,500	8,501	3.67%, 07/15/2042(a),(b)	4,045	4,232
			$31,066	SLM Private Credit Student Loan Trust 2002-
				A
	Pipelines - 1.62%			0.79%, 12/16/2030(b)	10,951	10,795
	Buckeye Partners LP			SLM Private Credit Student Loan Trust 2004-
	2.65%, 11/15/2018	11,000	10,999	A
	DCP Midstream LLC			0.44%, 03/16/2020(b)	2,835	2,832
	5.38%, 10/15/2015(a)	4,585	4,692
				SLM Private Credit Student Loan Trust 2004-
	Florida Gas Transmission Co LLC			B
	4.00%, 07/15/2015(a)	6,000	6,076
				0.44%, 06/15/2021(b)	13,387	13,301
	7.90%, 05/15/2019(a)	10,000	12,170
				SLM Private Credit Student Loan Trust 2005-
	TransCanada PipeLines Ltd			B
	6.35%, 05/15/2067(b)	9,500	9,167
				0.42%, 03/15/2023(b)	10,582	10,500
			$43,104	0.51%, 12/15/2023(b)	6,650	6,483
	Real Estate - 0.53%			SLM Private Credit Student Loan Trust 2006-
	WEA Finance LLC / Westfield UK & Europe			A
	Finance PLC			0.43%, 12/15/2023(b)	1,947	1,927
	1.75%, 09/15/2017(a)	7,400	7,439	SLM Private Education Loan Trust 2013-A
	2.70%, 09/17/2019(a)	6,500	6,619	0.77%, 08/15/2022(a),(b)	12,399	12,410
			$14,058	SLM Private Education Loan Trust 2013-B
				0.82%, 07/15/2022(a),(b)	5,596	5,605
REITS	- 3.40%			1.85%, 06/17/2030(a),(b)	9,500	9,466
	Alexandria Real Estate Equities Inc			SLM Private Education Loan Trust 2014-A
	2.75%, 01/15/2020	13,500	13,622	0.77%, 07/15/2022(a),(b)	3,393	3,395
	BioMed Realty LP					$115,045
	2.63%, 05/01/2019	7,500	7,629
	3.85%, 04/15/2016	7,000	7,219	Telecommunications - 2.26%
	HCP Inc			AT&T Inc
	6.30%, 09/15/2016	10,000	10,804	0.62%, 02/12/2016(b)	9,000	9,002
	Health Care REIT Inc			Cisco Systems Inc
	3.63%, 03/15/2016	5,500	5,659	1.10%, 03/03/2017	13,500	13,600
	5.88%, 05/15/2015	6,000	6,089	Verizon Communications Inc
	Healthcare Realty Trust Inc			1.99%, 09/14/2018(b)	4,500	4,679
	5.75%, 01/15/2021	6,830	7,793	3.65%, 09/14/2018	12,500	13,296
	6.50%, 01/17/2017	4,500	4,919	5.50%, 02/15/2018	4,250	4,734
	Nationwide Health Properties Inc			Vodafone Group PLC
	6.00%, 05/20/2015	4,500	4,570	0.62%, 02/19/2016(b)	9,000	9,004
	Prologis LP			1.63%, 03/20/2017	6,000	6,041
	7.38%, 10/30/2019	7,000	8,591			$60,356
	Ventas Realty LP			Transportation - 0.34%
	1.55%, 09/26/2016	7,250	7,304	Ryder System Inc
	Ventas Realty LP / Ventas Capital Corp			2.45%, 11/15/2018	8,750	8,968
	2.70%, 04/01/2020	6,250	6,345
			$90,544
				Trucking & Leasing - 0.86%
	Retail - 0.42%			Penske Truck Leasing Co Lp / PTL Finance
	Walgreens Boots Alliance Inc			Corp
	0.68%, 05/18/2016(b)	6,500	6,501	2.50%, 03/15/2016(a)	6,000	6,086
	1.75%, 11/17/2017	4,750	4,794	3.13%, 05/11/2015(a)	13,750	13,835
			$11,295	3.75%, 05/11/2017(a)	2,972	3,107
						$23,028
				TOTAL BONDS		$2,612,763

See accompanying notes

Schedule of Investments
Short-Term Income Fund
January 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		Portfolio Summary (unaudited)
AGENCY OBLIGATIONS - 1.16%	Amount (000's) Value (000's)		Sector	Percent
Federal Home Loan Mortgage Corporation (FHLMC) -			Financial	28.74%
0.01%			Asset Backed Securities	24.68%
2.24%, 11/01/2021(b)	$8	$8	Government	9.32%
2.38%, 09/01/2035(b)	124	132	Mortgage Securities	8.66%
6.00%, 04/01/2017	20	21	Utilities	5.62%
6.00%, 05/01/2017	34	36	Consumer, Non-cyclical	5.58%
6.50%, 12/01/2015	1	1	Energy	5.53%
7.00%, 12/01/2022	107	114	Communications	3.43%
7.50%, 12/01/2029	1	1	Consumer, Cyclical	2.67%
9.50%, 08/01/2016	2	2	Basic Materials	1.79%
		$315	Technology	1.68%
			Industrial	1.54%
Federal National Mortgage Association (FNMA) - 0.04%			Exchange Traded Funds	0.66%
1.99%, 10/01/2035(b)	306	326
2.13%, 07/01/2034(b)	168	180	Other Assets in Excess of Liabilities, Net	0.10%
2.13%, 08/01/2034(b)	70	75	TOTAL NET ASSETS	100.00%
2.16%, 12/01/2032(b)	50	52
2.18%, 11/01/2022(b)	2	2
2.18%, 07/01/2034(b)	54	57
2.27%, 02/01/2037(b)	152	160
2.37%, 01/01/2035(b)	120	129
2.41%, 11/01/2032(b)	51	54
2.43%, 02/01/2035(b)	24	26
4.15%, 11/01/2035(b)	9	10
5.60%, 04/01/2019(b)	2	2
6.00%, 07/01/2028	2	2
7.50%, 10/01/2029	8	10
8.00%, 05/01/2027	2	2
8.50%, 11/01/2017	3	3
10.00%, 05/01/2022	2	3
		$1,093
Government National Mortgage Association (GNMA) -
0.00%
9.00%, 04/20/2025	1	2
10.00%, 01/15/2019	28	28
		$30

U.S. Treasury - 1.11%
0.38%, 01/31/2016	14,000	14,025
0.50%, 07/31/2017	15,500	15,452
		$29,477
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$30,915
Total Investments		$2,661,379
Other Assets in Excess of Liabilities, Net - 0.10%		$2,561
TOTAL NET ASSETS - 100.00%		$2,663,940

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $599,793 or 22.52% of net assets.
(b)	Variable Rate. Rate shown is in effect at January 31, 2015.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $33,774 or 1.27% of net assets.
(d)	Security purchased on a when-issued basis.
(e)	Non-Income Producing Security

See accompanying notes

Schedule of Investments
SmallCap Blend Fund
January 31, 2015 (unaudited)

COMMON STOCKS - 97.63%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 0.70%			Computers - 3.60%
Astronics Corp (a)	65,290	$3,636	Barracuda Networks Inc (a)	93,550	$3,168
			Manhattan Associates Inc (a)	172,450	7,698
			NetScout Systems Inc (a)	196,760	7,064
Apparel - 1.69%			Nimble Storage Inc (a)	32,060	719
G-III Apparel Group Ltd (a)	57,410	5,580
Iconix Brand Group Inc (a)	95,400	3,171			$18,649
		$8,751	Diversified Financial Services - 2.17%
			Cowen Group Inc (a)	502,290	2,089
Automobile Parts & Equipment - 2.05%			Evercore Partners Inc - Class A	12,540	600
Cooper Tire & Rubber Co	151,770	5,280	Investment Technology Group Inc (a)	98,870	2,051
Meritor Inc (a)	202,315	2,590	LendingClub Corp (a)	22,462	422
Tower International Inc (a)	115,840	2,742	OM Asset Management PLC (a)	215,210	3,263
		$10,612	Waddell & Reed Financial Inc	63,087	2,821
Banks - 6.03%					$11,246
Boston Private Financial Holdings Inc	105,720	1,163	Electric - 2.07%
Chemical Financial Corp	6,830	194	Avista Corp	128,644	4,777
First Merchants Corp	28,578	624	NRG Yield Inc	112,390	5,943
First of Long Island Corp/The	31,320	730			$10,720
Green Bancorp Inc (a)	24,526	260
Hanmi Financial Corp	69,720	1,385	Electrical Components & Equipment - 0.87%
National Penn Bancshares Inc	341,000	3,308	EnerSys	76,840	4,486
PrivateBancorp Inc	222,390	6,747
Webster Financial Corp	204,246	6,235	Electronics - 0.18%
WesBanco Inc	61,010	1,841	Fluidigm Corp (a)	23,967	923
Western Alliance Bancorp (a)	136,030	3,497
Wintrust Financial Corp	120,400	5,234
		$31,218	Energy - Alternate Sources - 1.23%
			Pattern Energy Group Inc	183,807	5,371
Biotechnology - 2.88%			TerraForm Power Inc	31,241	1,016
Acceleron Pharma Inc (a)	13,770	544
Ardelyx Inc (a)	26,597	718			$6,387
Avalanche Biotechnologies Inc (a)	8,705	346	Engineering & Construction - 2.23%
Bellicum Pharmaceuticals Inc (a)	21,800	539	AECOM (a)	83,324	2,118
BIND Therapeutics Inc (a)	74,366	505	EMCOR Group Inc	160,790	6,490
Bluebird Bio Inc (a)	15,395	1,430	Tutor Perini Corp (a)	134,470	2,919
Cambrex Corp (a)	48,340	1,084			$11,527
Cytokinetics Inc - Warrants (a),(b),(c)	110,568	33
Eleven Biotherapeutics Inc (a)	33,004	383	Entertainment - 1.31%
Epizyme Inc (a)	24,090	461	Marriott Vacations Worldwide Corp	88,540	6,773
Exact Sciences Corp (a)	70,612	1,921
Fate Therapeutics Inc (a)	70,240	358	Forest Products & Paper - 0.46%
Genocea Biosciences Inc (a)	49,693	426	Clearwater Paper Corp (a)	32,430	2,400
Insmed Inc (a)	58,550	905
Intercept Pharmaceuticals Inc (a)	3,490	702
MacroGenics Inc (a)	34,450	1,089	Gas - 0.65%
NewLink Genetics Corp (a)	20,270	742	Southwest Gas Corp	54,470	3,348
Puma Biotechnology Inc (a)	5,600	1,182
Seattle Genetics Inc (a)	15,980	498	Healthcare - Products - 1.94%
Spark Therapeutics Inc (a)	5,660	283	DexCom Inc (a)	50,840	3,039
Sunesis Pharmaceuticals Inc (a)	110,051	260	Insulet Corp (a)	22,420	659
Versartis Inc (a)	27,141	481	K2M Group Holdings Inc (a)	117,830	2,227
		$14,890	LDR Holding Corp (a)	47,760	1,598
			Ocular Therapeutix Inc (a)	27,650	843
Building Materials - 1.11%			OraSure Technologies Inc (a)	134,900	1,240
Boise Cascade Co (a)	63,080	2,551
			STAAR Surgical Co (a)	74,340	446
Eagle Materials Inc	22,340	1,591
PGT Inc (a)	185,460	1,593			$10,052
		$5,735	Healthcare - Services - 3.98%
			Acadia Healthcare Co Inc (a)	115,540	6,673
Chemicals - 0.26%			Centene Corp (a)	60,490	6,603
OM Group Inc	48,290	1,352	HealthSouth Corp	166,240	7,331
					$20,607
Commercial Services - 10.19%
ABM Industries Inc	156,350	4,514	Holding Companies - Diversified - 0.19%
			FCB Financial Holdings Inc (a)	42,990	971
Corporate Executive Board Co	45,260	3,101
DeVry Education Group Inc	149,840	6,355
Huron Consulting Group Inc (a)	84,790	6,378	Home Builders - 0.61%
James River Group Holdings Ltd (a)	135,290	2,895	Installed Building Products Inc (a)	176,771	3,155
Korn/Ferry International (a)	212,360	6,052
Live Nation Entertainment Inc (a)	231,060	5,492
On Assignment Inc (a)	118,430	4,160	Insurance - 3.52%
PAREXEL International Corp (a)	103,060	6,283	Aspen Insurance Holdings Ltd	193,560	8,385
Team Health Holdings Inc (a)	146,460	7,572	Assured Guaranty Ltd	83,250	2,033
			Horace Mann Educators Corp	99,960	3,046
		$52,802	Navigators Group Inc/The (a)	14,300	1,061

See accompanying notes

Schedule of Investments
SmallCap Blend Fund
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held		Value(000	's)

Insurance (continued)			REITS (continued)
Validus Holdings Ltd	92,931	$3,685	Kilroy Realty Corp	132,680		$9,838
		$18,210	RLJ Lodging Trust	202,440		6,897
			Strategic Hotels & Resorts Inc (a)	511,532		6,865
Internet - 2.08%						$49,657
Box Inc (a)	9,062	170
CDW Corp/DE	220,597	7,558	Retail - 8.44%
Intralinks Holdings Inc (a)	168,500	1,796	Abercrombie & Fitch Co	102,179		2,608
Rubicon Project Inc/The (a)	84,652	1,247	Brown Shoe Co Inc	262,340		7,448
		$10,771	Flex Pharma Inc (a)	22,400		330
			Freshpet Inc (a)	52,880		809
Investment Companies - 0.93%			Kirkland's Inc (a)	100,725		2,344
Apollo Investment Corp	574,450	4,090	Office Depot Inc (a)	982,120		7,464
Medley Capital Corp	82,030	724	Penske Automotive Group Inc	104,079		5,032
		$4,814	Red Robin Gourmet Burgers Inc (a)	59,810		4,635
Leisure Products & Services - 0.96%			Rite Aid Corp (a)	942,450		6,578
Sabre Corp	243,850	4,982	Wendy's Co/The	613,100		6,462
						$43,710

Machinery - Diversified - 0.78%			Savings & Loans - 0.70%
Middleby Corp/The (a)	42,380	4,027	Oritani Financial Corp	53,470		754
			Provident Financial Services Inc	164,910		2,863

Metal Fabrication & Hardware - 0.71%						$3,617
Mueller Water Products Inc - Class A	361,480	3,698	Semiconductors - 1.09%
			Entegris Inc (a)	262,870		3,418

Mining - 0.08%			Micrel Inc	158,650		2,232
US Silica Holdings Inc	16,627	419				$5,650
			Software - 7.11%
			2U Inc (a)	147,880		2,631
Miscellaneous Manufacturing - 2.06%			Acxiom Corp (a)	202,640		3,688
AO Smith Corp	96,510	5,734
Blount International Inc	166,857	2,586	Advent Software Inc	150,880		6,314
			Amber Road Inc (a)	175,954		1,673
Federal Signal Corp	155,200	2,370	Aspen Technology Inc (a)	181,800		6,426
		$10,690	Blackbaud Inc	111,260		4,863
Oil & Gas - 2.43%			Hortonworks Inc (a)	13,857		294
Carrizo Oil & Gas Inc (a)	93,240	4,205	HubSpot Inc (a)	10,220		344
RSP Permian Inc (a)	134,600	3,607	Mavenir Systems Inc (a)	123,180		1,474
Sanchez Energy Corp (a)	237,700	2,648	MobileIron Inc (a)	101,927		894
Whiting Petroleum Corp (a)	71,331	2,142	New Relic Inc (a)	7,183		223
		$12,602	SYNNEX Corp	86,400		6,410
			Workiva Inc (a)	129,690		1,593
Oil & Gas Services - 0.14%						$36,827
Basic Energy Services Inc (a)	121,210	713
			Telecommunications - 4.41%
			ARRIS Group Inc (a)	287,181		7,530
Pharmaceuticals - 4.23%
Achaogen Inc (a)	52,290	612	Plantronics Inc	115,000		5,270
			Qorvo Inc (a)	135,845		10,035
Aratana Therapeutics Inc (a)	80,058	1,327
Array BioPharma Inc (a)	144,240	1,033				$22,835
Cerulean Pharma Inc (a)	100,100	776	Transportation - 1.51%
Clovis Oncology Inc (a)	17,170	1,119	ArcBest Corp	72,760		2,711
Concert Pharmaceuticals Inc (a)	59,650	788	Matson Inc	103,300		3,590
FibroGen Inc (a)	22,240	657	Navigator Holdings Ltd (a)	91,840		1,531
Nektar Therapeutics (a)	88,250	1,292				$7,832
Orexigen Therapeutics Inc (a)	157,200	825
PRA Health Sciences Inc (a)	156,040	4,077	Trucking & Leasing - 0.31%
Prestige Brands Holdings Inc (a)	162,520	5,568	Greenbrier Cos Inc/The	31,360		1,629
ProQR Therapeutics NV (a)	23,125	464
Proteon Therapeutics Inc (a)	55,150	582	TOTAL COMMON STOCKS			$505,657
Revance Therapeutics Inc (a)	22,376	360	INVESTMENT COMPANIES - 3.82%	Shares Held	Value	(000	's)
SCYNEXIS Inc (a)	68,920	743
Vanda Pharmaceuticals Inc (a)	63,725	709	Publicly Traded Investment Fund - 3.82%
Zafgen Inc (a)	26,340	1,001	Goldman Sachs Financial Square Funds -	19,781,749		19,782
			Government Fund
		$21,933

Publicly Traded Investment Fund - 0.15%			TOTAL INVESTMENT COMPANIES			$19,782
THL Credit Inc	73,540	801	Total Investments			$525,439
			Liabilities in Excess of Other Assets, Net - (1.45)%				$(7,486)

REITS - 9.59%			TOTAL NET ASSETS - 100.00%			$517,953
Apartment Investment & Management Co	151,780	6,050
Colony Financial Inc	247,890	6,210	(a) Non-Income Producing Security
CubeSmart	123,710	3,048	(b) Security is Illiquid
Education Realty Trust Inc	57,741	1,998
First Industrial Realty Trust Inc	300,890	6,538
Hudson Pacific Properties Inc	68,420	2,213

See accompanying notes

Schedule of Investments
SmallCap Blend Fund
January 31, 2015 (unaudited)

(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $33 or 0.01% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		23.22%
Financial		23.09%
Consumer, Cyclical		15.06%
Technology		11.80%
Industrial		10.46%
Communications		6.49%
Exchange Traded Funds		3.82%
Energy		3.80%
Utilities		2.72%
Basic Materials		0.80%
Diversified		0.19%
Liabilities in Excess of Other Assets, Net		(1.45)%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; March 2015	Long	54	$6,143	$6,270	$127
Total					$127

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2015 (unaudited)

COMMON STOCKS - 95.08%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.00%			Banks (continued)
Marchex Inc	8,505	$32	First NBC Bank Holding Co (a)	81,160	$2,513
			Home BancShares Inc/AR	6,575	195
			Iberiabank Corp	102,764	5,612
Aerospace & Defense - 1.15%			LegacyTexas Financial Group Inc	1,149	23
Aerovironment Inc (a)	2,831	72
Astronics Corp (a)	60,715	3,381	Opus Bank	121,727	3,177
			PacWest Bancorp	50,610	2,164
Cubic Corp	318	17	PrivateBancorp Inc	122,025	3,702
Curtiss-Wright Corp	23,993	1,596	Prosperity Bancshares Inc	173,803	7,958
Ducommun Inc (a)	1,085	28	Signature Bank/New York NY (a)	56,292	6,593
GenCorp Inc (a)	8,999	151
			Square 1 Financial Inc (a)	80,956	1,883
HEICO Corp	198,668	12,055	SVB Financial Group (a)	67,992	7,676
Kaman Corp	3,708	141	Talmer Bancorp Inc	70,969	960
Moog Inc (a)	889	63
			Texas Capital Bancshares Inc (a)	2,416	99
Teledyne Technologies Inc (a)	1,511	144	Western Alliance Bancorp (a)	7,536	194
		$17,648			$76,623

Agriculture - 0.02%			Beverages - 0.04%
Andersons Inc/The	4,383	197	Boston Beer Co Inc/The (a),(b)	1,403	441
Vector Group Ltd	7,252	162	Coca-Cola Bottling Co Consolidated	1,103	108
		$359	Farmer Bros Co (a)	2,014	60
Airlines - 0.76%			National Beverage Corp (a)	3,080	67
Allegiant Travel Co	2,066	375			$676
Hawaiian Holdings Inc (a)	66,124	1,285
JetBlue Airways Corp (a)	100,864	1,693	Biotechnology - 5.69%
			Acceleron Pharma Inc (a)	47,600	1,879
Spirit Airlines Inc (a)	91,422	6,778	Achillion Pharmaceuticals Inc (a)	135,410	2,010
Virgin America Inc (a)	48,417	1,624	Acorda Therapeutics Inc (a)	7,171	298
		$11,755	Aegerion Pharmaceuticals Inc (a)	5,057	117
Apparel - 0.51%			Alder Biopharmaceuticals Inc (a)	74,561	2,019
Columbia Sportswear Co	3,117	132	Alnylam Pharmaceuticals Inc (a)	31,061	2,914
Deckers Outdoor Corp (a)	28,540	1,885	AMAG Pharmaceuticals Inc (a),(b)	2,539	112
G-III Apparel Group Ltd (a)	29,417	2,859	ANI Pharmaceuticals Inc (a)	1,784	100
Iconix Brand Group Inc (a)	4,497	149	Ardelyx Inc (a)	1,174	32
Oxford Industries Inc	2,177	122	Arena Pharmaceuticals Inc (a),(b)	32,923	142
Sequential Brands Group Inc (a)	144,440	1,495	ARIAD Pharmaceuticals Inc (a),(b)	28,253	182
Skechers U.S.A. Inc (a)	5,007	302	Avalanche Biotechnologies Inc (a),(b)	13,543	537
Steven Madden Ltd (a)	9,976	343	Bellicum Pharmaceuticals Inc (a)	38,670	956
Vince Holding Corp (a)	2,936	69	BioCryst Pharmaceuticals Inc (a),(b)	14,630	149
Wolverine World Wide Inc	17,256	486	Bluebird Bio Inc (a)	46,747	4,344
			Cambrex Corp (a)	5,230	117
		$7,842	Celldex Therapeutics Inc (a),(b)	65,040	1,393
Automobile Manufacturers - 0.01%			Cellular Dynamics International Inc (a)	2,427	12
Wabash National Corp (a)	12,233	153	Charles River Laboratories International Inc	132,770	9,208
			(a)
			Coherus Biosciences Inc (a),(b)	56,783	1,274
Automobile Parts & Equipment - 0.20%			CTI BioPharma Corp (a),(b)	35,241	78
(a) American Axle & Manufacturing Holdings Inc	11,393	277	Emergent Biosolutions Inc (a)	1,296	36
Commercial Vehicle Group Inc (a)	7,191	40	Endocyte Inc (a)	9,993	52
Cooper Tire & Rubber Co	1,591	55	Enzo Biochem Inc (a)	8,872	28
Cooper-Standard Holding Inc (a)	210	11	Epizyme Inc (a)	96,370	1,845
Dana Holding Corp	14,729	307	Exact Sciences Corp (a),(b)	40,580	1,104
DormanProducts Inc (a)	4,545	208	Five Prime Therapeutics Inc (a)	4,694	124
Douglas Dynamics Inc	5,532	112	Foundation Medicine Inc (a)	2,090	100
Gentherm Inc (a)	6,103	225	Galena Biopharma Inc (a)	32,186	52
Meritor Inc (a)	9,154	117	Halozyme Therapeutics Inc (a),(b)	16,064	229
Modine Manufacturing Co (a)	3,579	44	ImmunoGen Inc (a)	23,363	178
Motorcar Parts of America Inc (a)	33,078	864	Incyte Corp (a)	60,026	4,785
			Inovio Pharmaceuticals Inc (a),(b)	14,523	121
Standard Motor Products Inc	3,063	112	Insmed Inc (a)	7,447	115
Strattec Security Corp	707	45	Intercept Pharmaceuticals Inc (a)	9,060	1,821
Tenneco Inc (a)	10,433	536
Tower International Inc (a)	5,497	130	Intrexon Corp (a),(b)	101,191	2,905
			Isis Pharmaceuticals Inc (a)	142,179	9,741
		$3,083	Juno Therapeutics Inc (a),(b)	9,340	399
Banks - 4.97%			Karyopharm Therapeutics Inc (a),(b)	61,679	1,636
Bank of the Ozarks Inc	201,398	6,531	KYTHERA Biopharmaceuticals Inc (a),(b)	58,815	2,188
Cardinal Financial Corp	443	8	Ligand Pharmaceuticals Inc (a)	3,563	203
Cass Information Systems Inc	3,113	136	MacroGenics Inc (a)	78,334	2,477
City National Corp/CA	206,852	17,932	Medicines Co/The (a)	10,159	291
CoBiz Financial Inc	160,817	1,753	Merrimack Pharmaceuticals Inc (a),(b)	15,950	150
ConnectOne Bancorp Inc	244,155	4,493	Momenta Pharmaceuticals Inc (a)	13,082	141
Customers Bancorp Inc (a)	65,849	1,294	NewLink Genetics Corp (a),(b)	2,977	109
Eagle Bancorp Inc (a)	5,294	181	Novavax Inc (a),(b)	35,813	280
East West Bancorp Inc	38,400	1,389	NPS Pharmaceuticals Inc (a)	17,171	787
First Financial Bankshares Inc	6,367	157	Omeros Corp (a),(b)	68,828	1,531

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Biotechnology (continued)			Commercial Services (continued)
OncoMed Pharmaceuticals Inc (a),(b)	3,272	$75	EVERTEC Inc	11,188	$224
Oncothyreon Inc (a)	21,982	35	ExamWorks Group Inc (a)	5,863	217
OvaScience Inc (a),(b)	39,373	1,711	Forrester Research Inc	2,827	107
Pacific Biosciences of California Inc (a)	14,897	120	Franklin Covey Co (a)	1,684	30
PDL BioPharma Inc	27,634	201	Global Payments Inc	66,717	5,826
Peregrine Pharmaceuticals Inc (a),(b)	43,800	56	Grand Canyon Education Inc (a)	8,073	354
Prothena Corp PLC (a)	1,881	43	Hackett Group Inc/The	1,482	11
PTC Therapeutics Inc (a)	32,132	1,764	Healthcare Services Group Inc	120,751	3,805
Puma Biotechnology Inc (a)	48,349	10,206	HealthEquity Inc (a)	1,045	22
Repligen Corp (a)	5,517	134	Heartland Payment Systems Inc	6,045	301
Sage Therapeutics Inc (a),(b)	42,198	1,704	HMS Holdings Corp (a)	15,079	298
Sangamo BioSciences Inc (a)	11,653	149	Huron Consulting Group Inc (a)	9,399	707
Sequenom Inc (a),(b)	30,945	114	INC Research Holdings Inc (a)	25,268	589
Spectrum Pharmaceuticals Inc (a)	4,052	28	Insperity Inc	3,398	143
Stemline Therapeutics Inc (a)	3,141	49	K12 Inc (a)	3,839	55
Synageva BioPharma Corp (a),(b)	36,789	4,239	Kforce Inc	144,427	3,380
Theravance Inc (b)	11,665	131	Korn/Ferry International (a)	48,969	1,395
Ultragenyx Pharmaceutical Inc (a),(b)	85,381	4,961	Landauer Inc	2,585	72
Veracyte Inc (a)	1,713	14	Liberty Tax Inc (a)	1,132	41
XOMA Corp (a)	18,723	67	LifeLock Inc (a)	13,539	201
ZIOPHARM Oncology Inc (a)	59,390	532	Medifast Inc (a)	3,557	113
		$87,634	Monro Muffler Brake Inc	5,501	314
			Multi-Color Corp	1,579	92
Building Materials - 0.69%			National Research Corp	2,260	31
AAON Inc	6,332	138	Nutrisystem Inc	7,826	139
Apogee Enterprises Inc	110,519	4,781	On Assignment Inc (a)	9,651	339
Boise Cascade Co (a)	6,643	269
			PAREXEL International Corp (a)	51,544	3,142
Continental Building Products Inc (a)	3,160	53
			Patriot National Inc (a)	96,122	1,302
Drew Industries Inc (a)	3,556	179
			Performant Financial Corp (a)	7,437	37
Headwaters Inc (a)	12,257	172
			Providence Service Corp/The (a)	3,111	121
Lennox International Inc	9,650	949	RPX Corp (a)	1,223	15
Nortek Inc (a)	1,318	100
Patrick Industries Inc (a)	2,151	92	Sotheby's	9,133	389
			SP Plus Corp (a)	3,736	83
Simpson Manufacturing Co Inc	757	25	Strayer Education Inc (a)	1,858	124
Trex Co Inc (a)	88,675	3,772
			Team Health Holdings Inc (a)	219,199	11,333
US Concrete Inc (a)	3,830	97
			Team Inc (a)	134,045	5,112
		$10,627	TriNet Group Inc (a)	1,311	43
Chemicals - 1.07%			TrueBlue Inc (a)	177,402	3,914
A Schulman Inc	1,769	62	United Rentals Inc (a)	70,829	5,868
Aceto Corp	1,175	23	Weight Watchers International Inc (a),(b)	6,917	115
Balchem Corp	5,231	277	WEX Inc (a)	43,067	3,964
Calgon Carbon Corp (a)	9,234	182	WuXi PharmaTech Cayman Inc ADR(a)	69,954	2,805
Chemtura Corp (a)	12,756	278	Xoom Corp (a),(b)	241,236	3,558
Ferro Corp (a)	12,148	135			$128,534
Hawkins Inc	454	18	Computers - 3.02%
HB Fuller Co	7,426	306	Barracuda Networks Inc (a)	2,053	70
Innophos Holdings Inc	2,144	128	Cray Inc (a)	5,970	194
Innospec Inc	1,314	52	Electronics For Imaging Inc (a)	64,224	2,483
Koppers Holdings Inc	5,378	98	EPAM Systems Inc (a)	86,851	4,250
Minerals Technologies Inc	8,242	538	ExlService Holdings Inc (a)	3,588	105
PolyOne Corp	398,702	14,189	Fleetmatics Group PLC (a)	6,412	227
Quaker Chemical Corp	1,563	123	Genpact Ltd (a)	344,056	6,905
		$16,409	iGate Corp (a)	6,216	220
Coal - 0.01%			KEYW Holding Corp/The (a),(b)	59,562	529
SunCoke Energy Inc	8,327	126	LivePerson Inc (a)	14,752	158
			Luxoft Holding Inc (a)	2,035	79
			Manhattan Associates Inc (a)	12,960	579
Commercial Services - 8.34%			MAXIMUS Inc	239,339	13,336
Advisory Board Co/The (a)	143,571	6,731
			MTS Systems Corp	2,683	194
American Public Education Inc (a)	4,273	143	NetScout Systems Inc (a)	6,258	225
AMN Healthcare Services Inc (a)	58,315	1,097	Qualys Inc (a)	3,476	132
ARC Document Solutions Inc (a)	206,490	1,894	Quantum Corp (a)	24,296	38
Ascent Capital Group Inc (a)	124,794	5,280	RealD Inc (a),(b)	10,862	118
Bright Horizons Family Solutions Inc (a)	365,370	17,739	Riverbed Technology Inc (a)	11,160	230
Capella Education Co	150,939	10,262	Science Applications International Corp	6,782	331
Cardtronics Inc (a)	7,467	251	Spansion Inc (a)	30,798	1,092
Cimpress NV (a)	60,067	4,838	Super Micro Computer Inc (a)	25,298	925
Corporate Executive Board Co	145,872	9,996	Sykes Enterprises Inc (a)	909	20
CorVel Corp (a)	3,096	102	Synaptics Inc (a)	106,996	8,218
CoStar Group Inc (a)	47,543	8,772	Syntel Inc (a)	5,330	231
Deluxe Corp	4,580	297	TeleTech Holdings Inc (a)	2,340	52
Electro Rent Corp	305	4	Unisys Corp (a)	5,076	111
Euronet Worldwide Inc (a)	8,754	397	VeriFone Systems Inc (a)	165,696	5,201

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electronics - 1.27%
Virtusa Corp (a)	4,467	$167	Badger Meter Inc	2,163	$129
Vocera Communications Inc (a)	6,147	55	Coherent Inc (a)	465	29
		$46,475	ESCO Technologies Inc	142,049	5,117
			FARO Technologies Inc (a)	72,625	4,020
Consumer Products - 0.08%			FEI Co	7,337	603
ACCO Brands Corp (a)	85,040	674
			Fluidigm Corp (a)	4,222	163
Helen of Troy Ltd (a)	1,849	139
Tumi Holdings Inc (a)	8,618	195	Mesa Laboratories Inc	735	56
			Methode Electronics Inc	44,615	1,613
WD-40 Co	2,567	211	Newport Corp (a)	6,169	114
		$1,219	NVE Corp	528	35
Cosmetics & Personal Care - 0.00%			OSI Systems Inc (a)	1,167	82
Revlon Inc (a)	735	24	Plexus Corp (a)	3,039	115
			Rogers Corp (a)	1,323	98
			Sparton Corp (a)	2,622	61
Distribution & Wholesale - 1.82%			TASER International Inc (a),(b)	78,160	2,111
Beacon Roofing Supply Inc (a)	2,908	69
			Watts Water Technologies Inc	579	34
Core-Mark Holding Co Inc	652	43	Woodward Inc	117,097	5,224
H&E Equipment Services Inc	344,195	6,037			$19,604
HD Supply Holdings Inc (a)	39,705	1,145
LKQ Corp (a)	273,734	7,065	Energy - Alternate Sources - 0.10%
MWI Veterinary Supply Inc (a)	2,212	420	Enphase Energy Inc (a)	83,330	1,032
Pool Corp	151,415	9,420	FutureFuel Corp	1,058	12
Rentrak Corp (a)	28,640	2,203	Green Plains Inc	5,457	128
Watsco Inc	4,502	490	Pattern Energy Group Inc	5,907	172
WESCO International Inc (a)	17,590	1,174	REX American Resources Corp (a)	1,302	72
		$28,066	TerraForm Power Inc	2,298	75
			Vivint Solar Inc (a)	2,091	17
Diversified Financial Services - 1.79%					$1,508
Artisan Partners Asset Management Inc	17,404	840
BGC Partners Inc	12,366	97	Engineering & Construction - 0.71%
Blackhawk Network Holdings Inc (a),(b)	60,904	2,032	Aegion Corp (a)	1,242	19
Cohen & Steers Inc	3,497	147	Argan Inc	1,274	39
CoreLogic Inc/United States (a)	317,485	10,540	Dycom Industries Inc (a)	260,980	8,041
Credit Acceptance Corp (a)	1,164	183	Exponent Inc	2,326	186
Diamond Hill Investment Group Inc	766	100	MasTec Inc (a)	11,608	215
Ellie Mae Inc (a)	40,720	1,802	Tutor Perini Corp (a)	110,330	2,395
Encore Capital Group Inc (a)	3,357	125			$10,895
Evercore Partners Inc - Class A	6,071	291

Financial Engines Inc	7,710	277	Entertainment - 0.46%
Greenhill & Co Inc	4,254	157	Carmike Cinemas Inc (a)	3,624	100
Higher One Holdings Inc (a)	3,432	11	Churchill Downs Inc	1,310	125
			Eros International PLC (a)	1,835	35
INTL. FCStone Inc (a)	970	19
			National CineMedia Inc	366,564	5,278
MarketAxess Holdings Inc	5,654	430	Pinnacle Entertainment Inc (a)	8,933	189
Moelis & Co	60,676	1,881	Scientific Games Corp (a)	69,890	825
OM Asset Management PLC (a)	3,777	57
PRA Group Inc (a)	9,232	457	Vail Resorts Inc	6,256	549
Pzena Investment Management Inc	3,081	25			$7,101
Silvercrest Asset Management Group Inc	1,481	21	Environmental Control - 0.97%
Stifel Financial Corp (a)	128,234	6,046	Advanced Emissions Solutions Inc (a)	5,696	60
Virtus Investment Partners Inc	1,298	176	MSA Safety Inc	5,145	225
WageWorks Inc (a)	23,679	1,303	Tetra Tech Inc	1,359	31
Westwood Holdings Group Inc	1,936	114	US Ecology Inc	3,226	134
WisdomTree Investments Inc	15,948	278	Waste Connections Inc	333,989	14,435
World Acceptance Corp (a)	2,082	153			$14,885
		$27,562
			Food - 1.62%
Electric - 0.01%			B&G Foods Inc	7,625	227
EnerNOC Inc (a)	1,833	32	Calavo Growers Inc	3,634	146
Ormat Technologies Inc (b)	1,754	47	Cal-Maine Foods Inc (b)	5,212	183
		$79	Chefs' Warehouse Inc/The (a)	201,864	4,318
			Diamond Foods Inc (a)	37,566	924
Electrical Components & Equipment - 0.41%			Fresh Market Inc/The (a),(b)	7,208	275
Acuity Brands Inc	26,305	3,943	Hain Celestial Group Inc (a)	32,280	1,703
Advanced Energy Industries Inc (a)	6,618	159
			Inventure Foods Inc (a)	65,694	668
Belden Inc	7,715	640
Encore Wire Corp	4,199	129	J&J Snack Foods Corp	2,503	246
			Lancaster Colony Corp	1,898	171
EnerSys	3,099	181	Lifeway Foods Inc (a)	1,280	23
Generac Holdings Inc (a),(b)	12,227	535
			Sanderson Farms Inc	3,321	265
Graham Corp	2,734	56	Seaboard Corp (a)	6	23
Insteel Industries Inc	4,389	90	Smart & Final Stores Inc (a)	1,940	29
Littelfuse Inc	3,388	334	Sprouts Farmers Market Inc (a)	213,291	7,766
Universal Display Corp (a),(b)	6,074	193
			Tootsie Roll Industries Inc (b)	4,624	144
		$6,260	TreeHouse Foods Inc (a)	56,247	5,102
			United Natural Foods Inc (a)	8,336	644

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Food (continued)			Healthcare - Services - 2.62%
WhiteWave Foods Co/The (a)	65,298	$2,153	AAC Holdings Inc (a)	872	$22
		$25,010	Acadia Healthcare Co Inc (a)	288,896	16,684
			Addus HomeCare Corp (a)	160	4
Forest Products & Paper - 0.04%			Adeptus Health Inc (a)	852	27
Clearwater Paper Corp (a)	3,480	257
			Air Methods Corp (a)	6,740	280
Deltic Timber Corp	1,630	102	Alliance HealthCare Services Inc (a)	532	12
Neenah Paper Inc	2,208	127	Amsurg Corp (a)	2,379	131
Orchids Paper Products Co	1,768	48	Bio-Reference Laboratories Inc (a)	3,914	131
PH Glatfelter Co	4,376	100	Chemed Corp	3,016	305
Schweitzer-Mauduit International Inc	1,199	47	Civitas Solutions Inc (a)	2,110	40
		$681	Covance Inc (a)	71,879	7,634
Hand & Machine Tools - 0.54%			Ensign Group Inc/The	3,193	133
Franklin Electric Co Inc	7,697	263	Gentiva Health Services Inc (a)	8,505	165
Lincoln Electric Holdings Inc	118,965	8,079	HealthSouth Corp	11,527	508
			Healthways Inc (a)	4,249	88
		$8,342	ICON PLC (a)	82,494	4,653
Healthcare - Products - 5.98%			IPC Healthcare Inc (a)	2,791	113
Abaxis Inc	23,931	1,471	LifePoint Hospitals Inc (a)	10,675	696
ABIOMED Inc (a)	6,866	355	Molina Healthcare Inc (a)	5,102	260
Accuray Inc (a),(b)	20,249	149	Premier Inc (a)	176,923	5,750
Affymetrix Inc (a)	4,710	52	RadNet Inc (a)	8,005	63
Align Technology Inc (a)	109,227	5,795	Select Medical Holdings Corp	12,811	173
AtriCure Inc (a)	60,206	1,194	Skilled Healthcare Group Inc (a)	2,925	24
Atrion Corp	423	142	Surgical Care Affiliates Inc (a)	3,082	99
BioTelemetry Inc (a)	4,057	40	US Physical Therapy Inc	3,275	127
Cantel Medical Corp	5,820	236	WellCare Health Plans Inc (a)	31,342	2,284
Cardiovascular Systems Inc (a)	215,302	7,340			$40,406
Cepheid (a)	84,986	4,803
Cerus Corp (a)	21,282	114	Holding Companies - Diversified - 0.44%
Cyberonics Inc (a)	4,603	256	FCB Financial Holdings Inc (a)	97,380	2,200
Cynosure Inc (a)	2,083	63	Harbinger Group Inc (a)	9,153	114
DexCom Inc (a)	73,431	4,390	Horizon Pharma PLC (a),(b)	145,871	2,396
Endologix Inc (a)	26,213	365	Liberty TripAdvisor Holdings Inc (a)	84,698	2,028
Genomic Health Inc (a),(b)	4,321	140			$6,738
Globus Medical Inc (a)	11,318	267
Haemonetics Corp (a)	1,160	46	Home Builders - 0.25%
			Beazer Homes USA Inc (a)	2,985	47
HeartWare International Inc (a),(b)	84,290	7,040
			Cavco Industries Inc (a)	2,402	177
Henry Schein Inc (a)	68,045	9,395
			Installed Building Products Inc (a)	2,246	40
IDEXX Laboratories Inc (a)	53,824	8,527
Inogen Inc (a)	91,285	2,793	KB Home	9,267	115
Insulet Corp (a)	84,660	2,488	Ryland Group Inc/The	82,060	3,295
Integra LifeSciences Holdings Corp (a)	2,646	147	Winnebago Industries Inc	7,532	150
Intersect ENT Inc (a)	936	20			$3,824
K2M Group Holdings Inc (a)	295,661	5,588	Home Furnishings - 0.93%
LDR Holding Corp (a),(b)	252,239	8,442	American Woodmark Corp (a)	3,247	134
Luminex Corp (a)	6,217	110	Daktronics Inc	6,894	85
Masimo Corp (a)	7,660	196	DTS Inc/CA (a)	1,226	34
Meridian Bioscience Inc	6,905	119	Ethan Allen Interiors Inc	41,110	1,119
MiMedx Group Inc (a),(b)	15,738	128	Harman International Industries Inc	47,049	6,098
NanoString Technologies Inc (a)	84,616	1,063	iRobot Corp (a),(b)	4,419	139
Natus Medical Inc (a)	5,431	204	La-Z-Boy Inc	7,782	208
Navidea Biopharmaceuticals Inc (a)	31,813	51	Select Comfort Corp (a)	9,137	273
Neovasc Inc (a)	202,506	1,893	Tempur Sealy International Inc (a)	109,153	6,007
NuVasive Inc (a)	52,054	2,411	TiVo Inc (a)	10,677	112
NxStage Medical Inc (a)	10,499	188	Universal Electronics Inc (a)	2,679	171
OraSure Technologies Inc (a)	137,358	1,262			$14,380
Quidel Corp (a)	4,819	113
Sientra Inc (a)	43,237	650	Housewares - 0.01%
Sirona Dental Systems Inc (a)	68,327	6,165	Libbey Inc	3,013	99
Spectranetics Corp/The (a)	63,503	2,077
STAAR Surgical Co (a)	10,446	63	Insurance - 0.31%
STERIS Corp	10,175	664	AmTrust Financial Services Inc	38,226	1,935
SurModics Inc (a)	588	14	Atlas Financial Holdings Inc (a)	47,720	797
Thoratec Corp (a)	9,854	354	Crawford & Co	1,999	19
TriVascular Technologies Inc (a)	2,033	20	Employers Holdings Inc	4,873	101
Utah Medical Products Inc	896	51	Essent Group Ltd (a)	7,984	187
Vascular Solutions Inc (a)	4,477	122	Federated National Holding Co	3,311	96
Volcano Corp (a)	8,782	158	HCI Group Inc	1,614	75
West Pharmaceutical Services Inc	12,157	599	Heritage Insurance Holdings Inc (a)	1,791	34
Wright Medical Group Inc (a)	6,359	155	Infinity Property & Casualty Corp	1,086	76
Zeltiq Aesthetics Inc (a)	54,110	1,743	Maiden Holdings Ltd	1,764	22
		$92,231	MGIC Investment Corp (a)	20,475	175
			Radian Group Inc	62,831	990

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Insurance (continued)			Machinery - Diversified (continued)
United Insurance Holdings Corp	3,942	$96	Albany International Corp	885	$30
Universal Insurance Holdings Inc	8,013	186	Altra Industrial Motion Corp	4,801	123
		$4,789	Applied Industrial Technologies Inc	4,128	167
			Chart Industries Inc (a)	5,407	154
Internet - 3.77%			Cognex Corp (a)	50,893	1,871
8x8 Inc (a)	204,747	1,578
Blue Nile Inc (a)	3,184	99	Columbus McKinnon Corp/NY	754	19
			DXP Enterprises Inc (a)	3,515	144
ChannelAdvisor Corp (a)	151,260	1,434
Chegg Inc (a)	158,630	1,052	Gorman-Rupp Co/The	5,089	145
			IDEX Corp	211,089	15,272
Cogent Communications Holdings Inc	7,683	285	Kadant Inc	400	16
comScore Inc (a)	56,269	2,339
Criteo SA ADR(a)	22,605	881	Lindsay Corp	1,811	156
			Manitex International Inc (a)	3,744	41
Dice Holdings Inc (a)	3,231	27
			Middleby Corp/The (a)	91,962	8,738
Endurance International Group Holdings Inc	8,207	138	Tennant Co	30,393	1,982
(a)
ePlus Inc (a)	63	4	Twin Disc Inc	1,546	25
			Zebra Technologies Corp (a)	90,213	7,529
FTD Cos Inc (a)	491	17
Global Sources Ltd (a)	641	4			$36,953
GrubHub Inc (a),(b)	34,418	1,185	Media - 0.12%
HealthStream Inc (a)	5,707	161	AMC Networks Inc (a)	17,800	1,187
HomeAway Inc (a)	692,973	17,664	Crown Media Holdings Inc (a)	7,512	24
j2 Global Inc	8,168	469	Gray Television Inc (a)	13,483	128
magicJack VocalTec Ltd (a)	4,465	31	Nexstar Broadcasting Group Inc	5,247	262
MakeMyTrip Ltd (a)	43,550	1,082	Saga Communications Inc	364	15
Marketo Inc (a)	3,844	132	Sinclair Broadcast Group Inc (b)	11,767	291
NIC Inc	11,201	184			$1,907
Orbitz Worldwide Inc (a)	6,524	60
Overstock.com Inc (a)	3,136	70	Metal Fabrication & Hardware - 0.85%
Pandora Media Inc (a)	271,581	4,508	CIRCOR International Inc	2,815	139
Q2 Holdings Inc (a)	2,451	44	Mueller Industries Inc	6,556	206
Reis Inc	128	3	Mueller Water Products Inc - Class A	28,293	289
RingCentral Inc (a),(b)	430,513	5,812	RBC Bearings Inc	88,982	5,165
			Rexnord Corp (a)	13,344	330
Rubicon Project Inc/The (a)	1,964	29
Sapient Corp (a)	410,111	10,195	Sun Hydraulics Corp	3,917	142
			Valmont Industries Inc (b)	57,206	6,872
Shutterfly Inc (a)	3,411	150
Shutterstock Inc (a)	78,205	4,402			$13,143
Stamps.com Inc (a)	3,508	160	Mining - 0.05%
Travelzoo Inc (a)	2,002	17	Globe Specialty Metals Inc	10,880	168
TrueCar Inc (a),(b)	63,278	1,112	Gold Resource Corp	9,955	35
Trulia Inc (a)	5,153	220	Horsehead Holding Corp (a)	1,913	26
VASCO Data Security International Inc (a),(b)	5,089	109	Materion Corp	2,128	70
Web.com Group Inc (a)	7,795	118	Stillwater Mining Co (a)	16,805	230
WebMD Health Corp (a)	6,598	256	United States Lime & Minerals Inc	469	32
XO Group Inc (a)	7,314	120	US Silica Holdings Inc (b)	9,153	230
Yelp Inc (a),(b)	34,968	1,835
Zix Corp (a)	16,791	59			$791
		$58,045	Miscellaneous Manufacturing - 2.56%
			Actuant Corp	136,867	3,163
Iron & Steel - 0.02%			American Railcar Industries Inc (b)	2,353	118
Shiloh Industries Inc (a)	2,125	26	AZZ Inc	4,538	191
Worthington Industries Inc	8,868	265	Blount International Inc	8,382	130
		$291	Carlisle Cos Inc	111,185	9,971
Leisure Products & Services - 0.60%			Chase Corp	1,570	56
Arctic Cat Inc	1,226	41	CLARCOR Inc	8,447	528
			Colfax Corp (a)	62,157	2,816
Black Diamond Inc (a)	109,235	695
Brunswick Corp/DE	129,955	7,054	EnPro Industries Inc	3,402	202
			GP Strategies Corp (a)	2,637	88
Fox Factory Holding Corp (a)	2,901	44
Interval Leisure Group Inc	5,203	120	Harsco Corp	12,091	179
Life Time Fitness Inc (a)	617	34	Hexcel Corp	414,024	18,312
Malibu Boats Inc (a)	54,170	1,182	Hillenbrand Inc	11,155	350
Nautilus Inc (a)	4,944	70	John Bean Technologies Corp	5,079	153
			Lydall Inc (a)	3,803	105
		$9,240	Park-Ohio Holdings Corp	2,350	126
Lodging - 0.03%			Polypore International Inc (a)	6,755	302
Boyd Gaming Corp (a)	10,636	139	Proto Labs Inc (a),(b)	30,765	1,981
Diamond Resorts International Inc (a)	6,032	171	Raven Industries Inc	5,457	117
La Quinta Holdings Inc (a)	4,703	96	Smith & Wesson Holding Corp (a),(b)	9,342	115
		$406	Standex International Corp	1,595	112
			Sturm Ruger & Co Inc	2,908	118
Machinery - Construction & Mining - 0.01%			TriMas Corp (a)	7,094	192
Hyster-Yale Materials Handling Inc	2,796	175			$39,425

Machinery - Diversified - 2.40%			Office Furnishings - 0.15%
Adept Technology Inc (a)	58,160	541	Herman Miller Inc	10,413	303

See accompanying notes

Schedule of Investments

SmallCap Growth Fund I

January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Office Furnishings (continued)			Pharmaceuticals (continued)

HNI Corp	7,278	$358	Akebia Therapeutics Inc (a)	2,112			$ 22

Interface Inc	10,002	157	Akorn Inc (a)	292,556		12,457

Knoll Inc	61,485	1,260	Amphastar Pharmaceuticals Inc (a)	2,223		27

Steelcase Inc	14,526	245	Anacor Pharmaceuticals Inc (a),(b)	3,097		116

		$2,323	Anika Therapeutics Inc (a)	3,806		149

			Aratana Therapeutics Inc (a)	195,795		3,244

Oil & Gas - 0.79%			Array BioPharma Inc (a),(b)	15,192		109
Abraxas Petroleum Corp (a)	24,921	74
			BioDelivery Sciences International Inc (a),(b)	11,010		144

Adams Resources & Energy Inc	34	2	BioSpecifics Technologies Corp (a)	943		37

Alon USA Energy Inc	1,948	24	Catalent Inc (a)	7,541		208
Approach Resources Inc (a),(b)	4,505	28
			Chimerix Inc (a)	4,525		181
Bonanza Creek Energy Inc (a)	5,622	147
			Clovis Oncology Inc (a),(b)	3,700		241
Carrizo Oil & Gas Inc (a)	7,715	348
			Corcept Therapeutics Inc (a),(b)	14,468		42
Clayton Williams Energy Inc (a)	1,557	87
			Cytori Therapeutics Inc (a),(b)	12,093		6

Delek US Holdings Inc	5,244	162	Depomed Inc (a)	149,413		2,730
Diamondback Energy Inc (a)	40,060	2,763
			Dicerna Pharmaceuticals Inc (a)	17,700		377
FX Energy Inc (a)	14,613	20
			Dyax Corp (a)	216,031		3,264
Jones Energy Inc (a),(b)	2,948	30
			Enanta Pharmaceuticals Inc (a)	2,677		116
Laredo Petroleum Inc (a),(b)	193,565	1,899
			Endo International PLC (a)	2,127		169

Magnum Hunter Resources Corp - Warrants	37,021	—	FibroGen Inc (a)	2,224		66
(a),(c),(d)
			Furiex Pharmaceuticals Inc - Rights (a),(c),(d)	1,398		14
Matador Resources Co (a)	175,883	3,792
			GW Pharmaceuticals PLC ADR(a)	36,666		2,676

North Atlantic Drilling Ltd	5,141	7	Hyperion Therapeutics Inc (a)	2,860		72
Oasis Petroleum Inc (a),(b)	43,494	585
			Impax Laboratories Inc (a)	3,520		129

Panhandle Oil and Gas Inc	3,526	74	Infinity Pharmaceuticals Inc (a)	8,358		129
Parsley Energy Inc (a)	7,974	134
			Insys Therapeutics Inc (a),(b)	2,593		124
PDC Energy Inc (a)	675	31
			Ironwood Pharmaceuticals Inc (a)	17,981		280
PetroQuest Energy Inc (a)	14,445	42
			Jazz Pharmaceuticals PLC (a)	32,769		5,549
Rex Energy Corp (a),(b)	12,812	45
			Keryx Biopharmaceuticals Inc (a),(b)	15,672		191
Rosetta Resources Inc (a)	2,026	35
			Lannett Co Inc (a)	4,424		210
Sanchez Energy Corp (a),(b)	105,692	1,177

Synergy Resources Corp (a)	11,407	139	Liberator Medical Holdings Inc	8,178		26
			MannKind Corp (a),(b)	34,309		218
TransAtlantic Petroleum Ltd (a)	3,083	13
			Marinus Pharmaceuticals Inc (a)	50,703		566
Trecora Resources (a)	4,941	68
			Natural Grocers by Vitamin Cottage Inc (a),(b)	10,800		333
Triangle Petroleum Corp (a),(b)	11,010	58
			Nektar Therapeutics (a)	10,792		158
Vertex Energy Inc (a),(b)	3,063	11
			Neogen Corp (a)	6,313		291

W&T Offshore Inc	3,465	18	Neurocrine Biosciences Inc (a)	117,055		3,940

Western Refining Inc	9,022	335	Nevro Corp (a)	57,748		2,631

		$12,148	Ophthotech Corp (a)	2,378		134

Oil & Gas Services - 1.06%			OPKO Health Inc (a),(b)	33,894		411

Basic Energy Services Inc (a)	8,482	50	Orexigen Therapeutics Inc (a),(b)	33,332		175

C&J Energy Services Inc (a)	10,705	110	Osiris Therapeutics Inc (a),(b)	4,507		73

CARBO Ceramics Inc	5,371	176	Otonomy Inc (a)	81,145		2,369

Dril-Quip Inc (a)	50,179	3,725	Pacira Pharmaceuticals Inc/DE (a)	64,509		6,925

Flotek Industries Inc (a)	9,277	150	Pain Therapeutics Inc (a)	9,878		19

Forum Energy Technologies Inc (a)	5,880	91	Pernix Therapeutics Holdings Inc (a)	8,615		72

Gulf Island Fabrication Inc	1,419	24	Phibro Animal Health Corp	3,805		104

Helix Energy Solutions Group Inc (a)	349,193	6,554	Portola Pharmaceuticals Inc (a)	90,061		2,561

ION Geophysical Corp (a)	5,528	13	POZEN Inc (a)	7,077		49

Matrix Service Co (a)	7,129	137	PRA Health Sciences Inc (a)	4,658		122

Oil States International Inc (a)	53,060	2,179	Prestige Brands Holdings Inc (a)	8,911		305

PHI Inc (a)	210	7	Progenics Pharmaceuticals Inc (a)	4,338		26

Pioneer Energy Services Corp (a)	11,917	49	Receptos Inc (a)	72,337		7,969

Profire Energy Inc (a),(b)	3,890	9	Revance Therapeutics Inc (a)	78,347		1,261

Superior Energy Services Inc	140,404	2,808	Sagent Pharmaceuticals Inc (a)	4,732		121

Tesco Corp	801	8	Sarepta Therapeutics Inc (a),(b)	10,697		128

Thermon Group Holdings Inc (a)	5,448	111	SciClone Pharmaceuticals Inc (a)	8,555		63

Willbros Group Inc (a)	10,363	58	Sucampo Pharmaceuticals Inc (a)	4,785		72
			Supernus Pharmaceuticals Inc (a)	7,725		66

		$16,259	Synta Pharmaceuticals Corp (a)	17,618		42

Packaging & Containers - 0.24%			Synutra International Inc (a)	4,258		23

Bemis Co Inc	49,400	2,188	TESARO Inc (a),(b)	93,615		3,766

Berry Plastics Group Inc (a)	8,581	290	Tetraphase Pharmaceuticals Inc (a)	80,504		2,928

Graphic Packaging Holding Co	56,392	817	TG Therapeutics Inc (a),(b)	7,471		106

KapStone Paper and Packaging Corp	14,399	430	TherapeuticsMD Inc (a),(b)	28,748		117

		$3,725	Threshold Pharmaceuticals Inc (a)	12,805		48

			USANA Health Sciences Inc (a)	1,629		160

Pharmaceuticals - 5.13%			Vanda Pharmaceuticals Inc (a)	10,785		120
ACADIA Pharmaceuticals Inc (a),(b)	10,918	332
			VCA Inc (a)	29,000		1,511
AcelRx Pharmaceuticals Inc (a),(b)	6,722	45
			Vitae Pharmaceuticals Inc (a),(b)	1,342		20
Achaogen Inc (a)	1,871	22
			Vivus Inc (a),(b)	24,299		64
Actinium Pharmaceuticals Inc (a)	5,778	31
			Xencor Inc (a)	3,971		60
Adamas Pharmaceuticals Inc (a)	62,647	1,054
			XenoPort Inc (a)	1,802		15
Agios Pharmaceuticals Inc (a),(b)	25,553	2,962

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Pharmaceuticals (continued)			Retail (continued)
Zogenix Inc (a)	33,124	$45	Genesco Inc (a)	546	$39
ZS Pharma Inc (a)	30,850	1,386	Group 1 Automotive Inc	1,187	95
		$79,124	Habit Restaurants Inc/The (a),(b)	1,226	40
			Hibbett Sports Inc (a)	4,483	211
Pipelines - 0.08%			HSN Inc	5,744	445
Primoris Services Corp	45,758	859	Jack in the Box Inc	82,587	7,004
SemGroup Corp	6,381	430	Kirkland's Inc (a)	18,048	420
		$1,289	Krispy Kreme Doughnuts Inc (a)	219,776	4,279
Private Equity - 0.07%			Lithia Motors Inc	3,983	337
GSV Capital Corp (a)	120,166	1,110	Lumber Liquidators Holdings Inc (a),(b)	4,126	261
			MarineMax Inc (a)	102,217	2,608
			Mattress Firm Holding Corp (a),(b)	2,523	145
Real Estate - 0.14%			Men's Wearhouse Inc	5,719	266
Capital Senior Living Corp (a)	4,960	118	Nathan's Famous Inc (a)	827	67
Forestar Group Inc (a)	837	11	Noodles & Co (a)	60,360	1,551
HFF Inc	4,911	167	Outerwall Inc (b)	3,218	200
Marcus & Millichap Inc (a)	50,688	1,738
St Joe Co/The (a)	10,169	164	Papa John's International Inc	5,313	337
			PetMed Express Inc	5,446	86
		$2,198	Pier 1 Imports Inc	16,080	270
			Popeyes Louisiana Kitchen Inc (a)	3,960	227
REITS - 0.27%
Alexander's Inc	338	157	PriceSmart Inc	42,075	3,441
			Red Robin Gourmet Burgers Inc (a)	46,042	3,568
American Assets Trust Inc	1,958	87	Restoration Hardware Holdings Inc (a)	14,139	1,238
Aviv REIT Inc	431	17	Rush Enterprises Inc - Class A (a)	5,094	143
CoreSite Realty Corp	3,039	133
DuPont Fabros Technology Inc	3,520	131	Ruth's Hospitality Group Inc	6,268	91
			Shake Shack Inc (a)	2,777	127
EastGroup Properties Inc	4,928	319
Empire State Realty Trust Inc	15,827	288	Sonic Corp	6,603	200
National Health Investors Inc	6,476	484	Texas Roadhouse Inc	12,067	405
			Tilly's Inc (a)	101,191	1,390
Potlatch Corp	7,037	280	Tuesday Morning Corp (a)	464,968	8,230
PS Business Parks Inc	1,722	145	Vera Bradley Inc (a)	5,873	112
Ryman Hospitality Properties Inc (b)	3,352	184	Vitamin Shoppe Inc (a)	4,212	178
Sabra Health Care REIT Inc	7,624	249	Zoe's Kitchen Inc (a),(b)	235,188	7,276
Saul Centers Inc	2,281	130	Zumiez Inc (a)	4,260	159
Sovran Self Storage Inc	4,963	470
Strategic Hotels & Resorts Inc (a)	32,603	438			$95,946
Sun Communities Inc	8,322	564	Savings & Loans - 0.17%
Urstadt Biddle Properties Inc	4,292	101	B of I Holding Inc (a)	16,870	1,423
		$4,177	Investors Bancorp Inc	11,429	126
			Meridian Bancorp Inc (a)	5,362	62
Retail - 6.23%			Pacific Premier Bancorp Inc (a)	70,975	1,055
American Eagle Outfitters Inc	219,870	3,087
America's Car-Mart Inc/TX (a)	319	17			$2,666
ANN Inc (a)	13,947	461
			Semiconductors - 3.77%
Asbury Automotive Group Inc (a)	5,305	394	Ambarella Inc (a)	5,022	278
Big Lots Inc	27,085	1,244	Amkor Technology Inc (a)	11,493	73
BJ's Restaurants Inc (a)	1,520	67	Applied Micro Circuits Corp (a)	214,986	1,129
Bloomin' Brands Inc (a)	13,361	330
			Brooks Automation Inc	1,287	17
Brown Shoe Co Inc	5,729	163	Cabot Microelectronics Corp (a)	3,439	170
Buckle Inc/The (b)	4,878	248	Cavium Inc (a)	297,704	17,507
Buffalo Wild Wings Inc (a)	65,854	11,743	Cirrus Logic Inc (a)	4,774	126
Build-A-Bear Workshop Inc (a)	2,298	47	Cypress Semiconductor Corp (a),(b)	23,669	349
Burlington Stores Inc (a)	86,939	4,337	Diodes Inc (a)	6,877	182
Cabela's Inc (a)	74,811	4,111	Entegris Inc (a)	13,890	181
Casey's General Stores Inc	6,466	590	Inphi Corp (a)	75,165	1,473
Cato Corp/The	1,108	47	Integrated Device Technology Inc (a)	153,501	2,807
Cheesecake Factory Inc/The	8,645	454	Intersil Corp	275,797	3,947
Christopher & Banks Corp (a)	190,440	992	InvenSense Inc (a),(b)	10,333	153
Chuy's Holdings Inc (a)	82,949	1,773	IPG Photonics Corp (a)	43,817	3,270
Cracker Barrel Old Country Store Inc	3,063	412	Lattice Semiconductor Corp (a)	20,050	143
CST Brands Inc	33,205	1,431	Mellanox Technologies Ltd (a)	199,982	8,803
Dave & Buster's Entertainment Inc (a)	42,806	1,230	Microsemi Corp (a)	135,175	3,766
Denny's Corp (a)	15,601	170
			Monolithic Power Systems Inc	155,375	7,379
DineEquity Inc	1,111	119	Pixelworks Inc (a)	98,440	515
Diversified Restaurant Holdings Inc (a)	142,305	699
			Power Integrations Inc	5,488	283
El Pollo Loco Holdings Inc (a),(b)	1,749	45	Rambus Inc (a)	19,893	224
Express Inc (a)	1,306	17	Rudolph Technologies Inc (a)	1,150	12
Famous Dave's of America Inc (a)	1,213	37	Semtech Corp (a)	10,065	256
Fiesta Restaurant Group Inc (a)	30,620	1,808	Silicon Image Inc (a)	10,430	76
Finish Line Inc/The	3,125	74	Silicon Laboratories Inc (a)	108,917	4,766
First Cash Financial Services Inc (a)	5,226	260
			Tessera Technologies Inc	5,471	203
Five Below Inc (a)	284,907	9,493	Ultra Clean Holdings Inc (a)	2,415	21
Francesca's Holdings Corp (a)	6,322	100	Xcerra Corp (a)	5,773	44
Freshpet Inc (a),(b)	294,312	4,500
					$58,153

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Software - 14.06%			Telecommunications (continued)
ACI Worldwide Inc (a)	19,383	$358	CommScope Holding Co Inc (a)	29,100	$818
Advent Software Inc	8,770	367	Consolidated Communications Holdings Inc	5,890	137
Aspen Technology Inc (a)	155,249	5,487	DigitalGlobe Inc (a)	155,366	4,178
AVG Technologies NV (a)	5,988	118	EXFO Inc (a),(c)	426,395	1,467
Blackbaud Inc	227,227	9,933	FairPoint Communications Inc (a)	4,812	72
Bottomline Technologies de Inc (a)	4,949	123	Finisar Corp (a),(b)	14,540	264
Broadridge Financial Solutions Inc	339,250	16,281	Fortinet Inc (a)	381,521	11,406
BroadSoft Inc (a)	289,476	7,784	General Communication Inc (a)	9,690	142
Callidus Software Inc (a)	7,948	119	Gogo Inc (a),(b)	8,124	118
Castlight Health Inc (a)	2,898	26	GTT Communications Inc (a)	141,560	1,629
CommVault Systems Inc (a)	8,050	351	Harmonic Inc (a)	3,371	26
Computer Programs & Systems Inc	3,034	149	IDT Corp - Class B	3,907	83
Constant Contact Inc (a)	5,346	202	Infinera Corp (a)	61,871	997
Cornerstone OnDemand Inc (a)	7,966	262	Inteliquent Inc	8,815	148
CSG Systems International Inc	3,647	89	Intelsat SA (a)	1,832	29
Cvent Inc (a)	24,889	622	InterDigital Inc/PA	6,453	323
Dealertrack Technologies Inc (a)	218,580	8,787	KVH Industries Inc (a)	3,344	40
Demandware Inc (a)	49,971	2,676	Leap Wireless International Inc - Rights	5,801	15
E2open Inc (a),(b)	139,063	819	(a),(c),(d)
Envestnet Inc (a)	165,754	8,531	LogMeIn Inc (a)	92,877	4,416
Everyday Health Inc (a)	64,611	897	Loral Space & Communications Inc (a)	1,965	141
Fair Isaac Corp	210,254	15,002	Lumos Networks Corp	4,187	67
Globant SA (a)	1,278	18	NeuStar Inc (a),(b)	9,071	239
Glu Mobile Inc (a),(b)	470,602	1,652	NTELOS Holdings Corp	1,982	8
Guidewire Software Inc (a)	194,052	9,722	Orbcomm Inc (a)	172,080	957
Imperva Inc (a)	87,460	3,653	Plantronics Inc	6,770	310
inContact Inc (a)	14,507	124	Polycom Inc (a)	10,722	143
Infoblox Inc (a)	6,977	130	Premiere Global Services Inc (a)	2,575	23
Informatica Corp (a)	132,277	5,514	Qorvo Inc (a)	38,677	2,857
Interactive Intelligence Group Inc (a)	269,490	10,931	RigNet Inc (a)	3,154	108
MedAssets Inc (a)	10,149	188	Ruckus Wireless Inc (a)	246,330	2,609
Medidata Solutions Inc (a)	9,383	403	Shenandoah Telecommunications Co	3,415	101
Merge Healthcare Inc (a)	17,712	66	ShoreTel Inc (a)	16,515	117
MicroStrategy Inc (a)	28,231	4,563	Sonus Networks Inc (a)	52,036	993
Model N Inc (a)	68,740	736	Tessco Technologies Inc	102	2
Monotype Imaging Holdings Inc	6,735	198	Ubiquiti Networks Inc (b)	5,062	133
New Relic Inc (a),(b)	26,850	834	ViaSat Inc (a)	7,183	404
Omnicell Inc (a)	6,189	197	Vonage Holdings Corp (a)	276,360	1,161
OPOWER Inc (a),(b)	1,841	21	West Corp	3,528	115
PDF Solutions Inc (a)	59,774	993			$44,912
Pegasystems Inc	377,984	7,397
Proofpoint Inc (a),(b)	292,399	14,619	Textiles - 0.08%
PROS Holdings Inc (a)	99,894	2,426	Culp Inc	301	6
PTC Inc (a)	154,697	5,168	G&K Services Inc	16,855	1,182
QAD Inc	1,429	28			$1,188
Qlik Technologies Inc (a)	123,734	3,514	Transportation - 2.65%
Quality Systems Inc	8,221	134	ArcBest Corp	4,242	158
Radware Ltd (a)	46,580	896	Echo Global Logistics Inc (a)	6,260	165
RealPage Inc (a)	7,763	140	Forward Air Corp	5,536	249
SolarWinds Inc (a)	180,416	8,687	GasLog Ltd	2,086	37
SPS Commerce Inc (a)	11,605	688	Genesee & Wyoming Inc (a)	93,676	7,724
SS&C Technologies Holdings Inc	151,925	8,406	Heartland Express Inc	9,473	243
Synchronoss Technologies Inc (a)	241,041	10,236	HUB Group Inc (a)	5,518	184
SYNNEX Corp	811	60	Kirby Corp (a)	99,979	7,248
Tableau Software Inc (a)	99,531	8,038	Knight Transportation Inc	314,195	8,951
Take-Two Interactive Software Inc (a)	63,679	1,893	Landstar System Inc	121,572	7,790
Tyler Technologies Inc (a)	5,669	601	Marten Transport Ltd	2,682	55
Ultimate Software Group Inc/The (a)	140,914	20,857	Matson Inc	3,840	133
Verint Systems Inc (a)	75,887	4,051	PAM Transportation Services Inc (a)	160	9
		$216,765	Quality Distribution Inc (a)	1,800	15
			Roadrunner Transportation Systems Inc (a)	189,137	3,844
Storage & Warehousing - 0.00%
Mobile Mini Inc	1,005	36	Ryder System Inc	8,380	694
			Saia Inc (a)	4,296	181
Wesco Aircraft Holdings Inc (a)	2,415	32
			Swift Transportation Co (a)	14,818	364
		$68	Universal Truckload Services Inc	1,117	26
Telecommunications - 2.91%			Werner Enterprises Inc	2,527	72
ADTRAN Inc	7,745	171	XPO Logistics Inc (a),(b)	74,859	2,754
Alliance Fiber Optic Products Inc	3,126	45			$40,896
Anixter International Inc (a)	2,068	156
Aruba Networks Inc (a)	445,012	7,378	Trucking & Leasing - 0.02%
			General Finance Corp (a)	2,903	22
Ciena Corp (a)	15,742	292
			Greenbrier Cos Inc/The (b)	4,901	254
Cincinnati Bell Inc (a)	13,339	39
Clearfield Inc (a)	2,960	35			$276

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)

Water - 0.01%
American States Water Co	886	$35
SJW Corp	829	28
York Water Co/The	2,196	52
$115
TOTAL COMMON STOCKS	$1,465,393
INVESTMENT COMPANIES - 10.71%	Shares Held	Value (000	's)

Publicly Traded Investment Fund - 10.71%
BlackRock Liquidity Funds FedFund Portfolio	5,471,392	5,471
BlackRock Liquidity Funds TempFund	45,673,342	45,673
Portfolio
Goldman Sachs Financial Square Funds -	86,859,502	86,860
Government Fund (e)
Goldman Sachs Financial Square Funds -	26,130,200	26,130
Money Market Fund
JP Morgan Prime Money Market Fund	909,587	910
$165,044
TOTAL INVESTMENT COMPANIES	$165,044
Total Investments	$1,630,437
Liabilities in Excess of Other Assets, Net - (5.79)%	$(89,189)
TOTAL NET ASSETS - 100.00%	$1,541,248

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was on loan at the end of the period.
(c)	Security is Illiquid
(d)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$29 or 0.00% of net assets.
(e)	Security was purchased with the cash proceeds from securities loans.

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	29.52%
Technology	20.85%
Industrial	14.47%
Consumer, Cyclical	12.04%
Exchange Traded Funds	10.71%
Financial	7.72%
Communications	6.80%
Energy	2.04%
Basic Materials	1.18%
Diversified	0.44%
Utilities	0.02%
Liabilities in Excess of Other Assets, Net	(5.79)%
TOTAL NET ASSETS	100.00%

Futures Contracts

Unrealized
Type	Long/Short Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; March 2015	Long	697	$80,698	$80,936	$238
Total	$238

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2015 (unaudited)

COMMON STOCKS - 97.07%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.06%			Banks (continued)
Harte-Hanks Inc	66,829	$486	PrivateBancorp Inc	109,726	$3,329
Sizmek Inc (a)	34,628	206	S&T Bancorp Inc	46,495	1,278
		$692	Simmons First National Corp	24,748	926
			Southside Bancshares Inc	34,496	942
Aerospace & Defense - 2.38%			Susquehanna Bancshares Inc	282,865	3,567
AAR Corp	59,135	1,695	Texas Capital Bancshares Inc (a)	71,329	2,914
Aerovironment Inc (a)	31,298	801	Tompkins Financial Corp	18,429	945
Cubic Corp	33,950	1,775	TrustCo Bank Corp NY	148,075	952
Curtiss-Wright Corp	74,939	4,986	UMB Financial Corp	58,921	2,859
GenCorp Inc (a)	97,813	1,643	United Bankshares Inc/WV	99,350	3,359
Kaman Corp	42,313	1,609	United Community Banks Inc/GA	70,516	1,235
Moog Inc (a)	63,435	4,459	Westamerica Bancorporation	40,395	1,643
National Presto Industries Inc (b)	7,661	483	Wilshire Bancorp Inc	109,974	1,001
Orbital Sciences Corp (a)	95,004	2,669	Wintrust Financial Corp	72,896	3,169
Teledyne Technologies Inc (a)	57,042	5,421
					$76,382
		$25,541
			Biotechnology - 1.14%
Agriculture - 0.32%			Acorda Therapeutics Inc (a)	65,457	2,720
Alliance One International Inc (a)	128,297	135	Cambrex Corp (a)	48,367	1,085
Andersons Inc/The	41,940	1,886	Emergent Biosolutions Inc (a)	45,706	1,281
Universal Corp/VA (b)	36,176	1,453	Ligand Pharmaceuticals Inc (a)	28,433	1,618
		$3,474	Medicines Co/The (a)	102,084	2,927
			Momenta Pharmaceuticals Inc (a)	72,849	784
Airlines - 0.45%			Repligen Corp (a)	47,997	1,166
Allegiant Travel Co	21,281	3,858	Spectrum Pharmaceuticals Inc (a),(b)	90,262	632
SkyWest Inc	79,862	1,002
		$4,860			$12,213

Apparel - 1.95%			Building Materials - 1.53%
Crocs Inc (a)	128,732	1,365	AAON Inc	65,449	1,428
G-III Apparel Group Ltd (a)	29,806	2,897	Apogee Enterprises Inc	45,195	1,955
Iconix Brand Group Inc (a)	74,864	2,488	Boise Cascade Co (a)	61,500	2,487
			Drew Industries Inc (a)	36,903	1,856
Perry Oxford Ellis Industries International Inc Inc (a)	18,767 22,615	1,265 449	Gibraltar Industries Inc (a)	45,179	684
Quiksilver Inc (a),(b)	192,277	360	Griffon Corp	65,735	966
Skechers U.S.A. Inc (a)	63,982	3,861	Headwaters Inc (a)	114,708	1,615
Steven Madden Ltd (a)	88,196	3,029	PGT Inc (a)	74,308	638
Unifi Inc (a)	22,550	727	Quanex Building Products Corp	58,573	1,103
Wolverine World Wide Inc	158,489	4,461	Simpson Manufacturing Co Inc	64,923	2,119
		$20,902	Universal Forest Products Inc	31,170	1,560
					$16,411
Automobile Parts & Equipment - 0.45%
Dorman Products Inc (a)	47,862	2,189	Chemicals - 2.00%
Standard Motor Products Inc	32,508	1,185	A Schulman Inc	45,476	1,585
Superior Industries International Inc	36,152	660	Aceto Corp	42,633	827
Titan International Inc	83,655	748	American Vanguard Corp	39,518	442
		$4,782	Balchem Corp	47,971	2,541
			Calgon Carbon Corp (a)	83,042	1,638
Banks - 7.12%			Hawkins Inc	14,750	568
Bank of the Ozarks Inc	100,744	3,267	HB Fuller Co	78,476	3,229
Banner Corp	30,541	1,233	Innophos Holdings Inc	33,927	2,020
BBCN Bancorp Inc	124,050	1,606	Intrepid Potash Inc (a),(b)	87,773	1,168
Boston Private Financial Holdings Inc	129,170	1,421	Koppers Holdings Inc	31,981	581
Cardinal Financial Corp	49,981	890	Kraton Performance Polymers Inc (a)	51,229	991
Central Pacific Financial Corp	42,831	899	OM Group Inc	48,088	1,346
City Holding Co	23,747	1,005	Quaker Chemical Corp	20,706	1,634
Columbia Banking System Inc	83,301	2,118	Rayonier Advanced Materials Inc (b)	66,558	1,140
Community Bank System Inc	63,351	2,131	Stepan Co	29,858	1,147
CVB Financial Corp	150,272	2,196	Zep Inc	36,026	577
First BanCorp/Puerto Rico (a)	162,866	894			$21,434
First Commonwealth Financial Corp	143,128	1,129
First Financial Bancorp	95,767	1,582	Coal - 0.23%
First Financial Bankshares Inc	99,971	2,469	Arch Coal Inc	331,241	307
			Cloud Peak Energy Inc (a)	95,195	647
First Midwest Bancorp Inc/IL	117,494	1,809
FNB Corp/PA	270,731	3,249	SunCoke Energy Inc	103,328	1,560
Glacier Bancorp Inc	117,071	2,607			$2,514
Hanmi Financial Corp	49,769	988	Commercial Services - 4.54%
Home BancShares Inc/AR	91,678	2,716	ABM Industries Inc	80,901	2,336
Independent Bank Corp/Rockland MA	37,385	1,414	Albany Molecular Research Inc (a),(b)	37,143	607
LegacyTexas Financial Group Inc	56,756	1,125	American Public Education Inc (a)	26,941	904
MB Financial Inc	100,336	2,851	AMN Healthcare Services Inc (a)	72,767	1,369
National Penn Bancshares Inc	193,150	1,874	Brink's Co/The	75,795	1,699
NBT Bancorp Inc	68,232	1,570	Capella Education Co	16,986	1,155
OFG Bancorp	69,717	1,122	Cardtronics Inc (a)	69,477	2,335
Old National Bancorp/IN	166,909	2,238	Career Education Corp (a)	93,437	521
Pinnacle Financial Partners Inc	51,750	1,860

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Commercial Services (continued)			Diversified Financial Services (continued)
CDI Corp	22,650	$385	Greenhill & Co Inc	41,275	$1,522
CorVel Corp (a)	13,857	456	Interactive Brokers Group Inc - A Shares	91,228	2,794
Cross Country Healthcare Inc (a)	45,845	469	Investment Technology Group Inc (a)	54,286	1,126
ExamWorks Group Inc (a)	53,008	1,959	MarketAxess Holdings Inc	58,326	4,431
Forrester Research Inc	17,045	643	Piper Jaffray Cos (a)	25,413	1,297
Green Dot Corp (a)	56,504	862	PRA Group Inc (a)	78,147	3,870
Healthcare Services Group Inc (b)	110,278	3,475	Virtus Investment Partners Inc	11,027	1,496
Heartland Payment Systems Inc	56,521	2,813	WageWorks Inc (a)	51,303	2,824
Heidrick & Struggles International Inc	25,622	568	World Acceptance Corp (a)	14,025	1,030
Insperity Inc	35,181	1,475			$28,653
Kelly Services Inc	46,430	785
Korn/Ferry International (a)	78,489	2,237	Electric - 1.63%
Landauer Inc	14,904	417	Allete Inc	59,863	3,391
Matthews International Corp	46,168	2,139	Avista Corp	89,351	3,318
Medifast Inc (a)	17,503	555	El Paso Electric Co	62,976	2,523
Monro Muffler Brake Inc	49,271	2,815	NorthWestern Corp	71,645	4,138
Monster Worldwide Inc (a)	138,427	572	UIL Holdings Corp	88,237	4,059
Navigant Consulting Inc (a)	75,672	1,092			$17,429
Nutrisystem Inc	44,903	800	Electrical Components & Equipment - 1.08%
On Assignment Inc (a)	73,516	2,583	Advanced Energy Industries Inc (a)	58,813	1,411
PAREXEL International Corp (a)	85,849	5,233	Encore Wire Corp	29,099	891
Providence Service Corp/The (a)	18,553	724	EnerSys	70,779	4,132
Resources Connection Inc	59,426	992	General Cable Corp	75,948	869
Strayer Education Inc (a)	17,014	1,140	Littelfuse Inc	35,093	3,465
TrueBlue Inc (a)	66,342	1,464	Powell Industries Inc	14,456	564
Universal Technical Institute Inc	33,703	275	Vicor Corp (a)	25,875	279
Viad Corp	31,318	845			$11,611
		$48,699
			Electronics - 3.21%
Computers - 3.63%			American Science & Engineering Inc	12,274	570
Agilysys Inc (a)	23,140	240	Badger Meter Inc	22,547	1,350
CACI International Inc (a)	37,135	3,141	Bel Fuse Inc	16,684	392
Ciber Inc (a)	110,167	356	Benchmark Electronics Inc (a)	82,895	2,009
Electronics For Imaging Inc (a)	73,360	2,835	Brady Corp	74,389	1,947
Engility Holdings Inc (a)	27,451	1,095	Checkpoint Systems Inc (a)	65,223	845
ExlService Holdings Inc (a)	48,692	1,431	Coherent Inc (a)	39,197	2,425
iGate Corp (a)	55,464	1,963	CTS Corp	52,234	836
Insight Enterprises Inc (a)	63,939	1,514	Electro Scientific Industries Inc	41,494	260
LivePerson Inc (a)	77,607	830	ESCO Technologies Inc	41,063	1,479
Manhattan Associates Inc (a)	116,459	5,199	FARO Technologies Inc (a)	26,957	1,492
MAXIMUS Inc	102,771	5,726	II-VI Inc (a)	81,153	1,395
Mercury Systems Inc (a)	50,285	794	Methode Electronics Inc	59,540	2,154
MTS Systems Corp	23,556	1,703	Newport Corp (a)	62,179	1,152
NetScout Systems Inc (a)	58,491	2,100	OSI Systems Inc (a)	29,085	2,035
Super Micro Computer Inc (a)	54,526	1,994	Park Electrochemical Corp	32,691	710
Sykes Enterprises Inc (a)	60,795	1,369	Plexus Corp (a)	52,482	1,989
Synaptics Inc (a)	57,580	4,423	Rofin-Sinar Technologies Inc (a)	43,770	1,178
TeleTech Holdings Inc (a)	27,376	604	Rogers Corp (a)	28,537	2,108
Virtusa Corp (a)	41,886	1,569	Sanmina Corp (a)	128,697	2,726
		$38,886	TASER International Inc (a),(b)	81,950	2,213
			TTM Technologies Inc (a)	83,235	578
Consumer Products - 0.51%
Central Garden and Pet Co - A Shares (a)	66,892	609	Watts Water Technologies Inc	44,403	2,603
Helen of Troy Ltd (a)	41,671	3,134			$34,446
WD-40 Co	21,462	1,761	Energy - Alternate Sources - 0.15%
		$5,504	FutureFuel Corp	34,795	383
Cosmetics & Personal Care - 0.06%			Green Plains Inc	53,408	1,250
Inter Parfums Inc	26,557	668			$1,633
			Engineering & Construction - 0.89%
			Aegion Corp (a)	58,332	894
Distribution & Wholesale - 1.12%
MWI Veterinary Supply Inc (a)	20,148	3,821	Comfort Systems USA Inc	58,134	968
			Dycom Industries Inc (a)	53,147	1,637
Pool Corp	67,762	4,216
ScanSource Inc (a)	44,552	1,536	EMCOR Group Inc	101,036	4,078
United Stationers Inc	60,701	2,447	Exponent Inc	20,078	1,609
			Orion Marine Group Inc (a)	42,945	392
		$12,020
					$9,578
Diversified Financial Services - 2.67%
Calamos Asset Management Inc	26,591	334	Entertainment - 0.59%
Encore Capital Group Inc (a)	37,325	1,389	Marriott Vacations Worldwide Corp	44,274	3,387
Enova International Inc (a)	41,246	794	Pinnacle Entertainment Inc (a)	93,595	1,979
			Scientific Games Corp (a),(b)	76,775	907
Evercore Partners Inc - Class A	56,185	2,690
Financial Engines Inc	81,073	2,910			$6,273
FXCM Inc (b)	66,233	146

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Environmental Control - 0.34%			Healthcare - Services (continued)
Tetra Tech Inc	97,692	$2,250	Healthways Inc (a)	55,224	$1,139
US Ecology Inc	33,748	1,399	IPC Healthcare Inc (a)	26,874	1,085
		$3,649	Kindred Healthcare Inc	108,629	2,005
			LHC Group Inc (a)	19,163	569
Food - 1.82%			Magellan Health Inc (a)	43,140	2,594
B&G Foods Inc	83,740	2,499	Molina Healthcare Inc (a)	49,088	2,499
Calavo Growers Inc	24,018	963	Select Medical Holdings Corp	150,881	2,040
Cal-Maine Foods Inc (b)	46,808	1,641
Darling Ingredients Inc (a)	256,985	4,364			$26,466
Diamond Foods Inc (a)	41,179	1,012	Home Builders - 0.77%
J&J Snack Foods Corp	23,303	2,287	M/I Homes Inc (a)	38,190	788
Sanderson Farms Inc	32,041	2,562	Meritage Homes Corp (a)	58,000	2,112
Seneca Foods Corp - Class A (a)	11,054	286	Ryland Group Inc/The	71,955	2,889
Snyder's-Lance Inc	81,144	2,360	Standard Pacific Corp (a)	236,003	1,657
SpartanNash Co	58,510	1,507	Winnebago Industries Inc	42,065	836
		$19,481			$8,282

Forest Products & Paper - 0.90%			Home Furnishings - 1.06%
Clearwater Paper Corp (a)	30,479	2,256	American Woodmark Corp (a)	19,513	803
Deltic Timber Corp	17,277	1,080	Daktronics Inc	61,173	757
Neenah Paper Inc	25,950	1,489	DTS Inc/CA (a)	26,818	744
PH Glatfelter Co	67,010	1,532	Ethan Allen Interiors Inc	40,625	1,106
Schweitzer-Mauduit International Inc	47,540	1,847	iRobot Corp (a),(b)	46,125	1,455
Veritiv Corp (a)	12,733	648	La-Z-Boy Inc	80,787	2,156
Wausau Paper Corp	78,024	793	Select Comfort Corp (a)	83,154	2,481
		$9,645	Universal Electronics Inc (a)	24,649	1,571
			VOXX International Corp (a)	31,265	250
Gas - 2.08%					$11,323
Laclede Group Inc/The	67,431	3,625
New Jersey Resources Corp	65,927	4,212	Housewares - 0.53%
Northwest Natural Gas Co	42,453	2,119	Toro Co	86,868	5,639
Piedmont Natural Gas Co Inc	122,245	4,876
South Jersey Industries Inc	52,503	3,058
Southwest Gas Corp	72,590	4,461	Insurance - 2.55%
			American Equity Investment Life Holding Co	117,966	3,009
		$22,351	Amerisafe Inc	29,372	1,196
Hand & Machine Tools - 0.20%			eHealth Inc (a)	27,804	285
Franklin Electric Co Inc	61,572	2,106	Employers Holdings Inc	49,137	1,022
			HCI Group Inc	14,233	658
			Horace Mann Educators Corp	65,404	1,993
Healthcare - Products - 4.09%			Infinity Property & Casualty Corp	17,937	1,260
Abaxis Inc	33,056	2,032	Meadowbrook Insurance Group Inc	72,697	603
ABIOMED Inc (a)	57,433	2,972
Affymetrix Inc (a)	114,824	1,268	Montpelier Re Holdings Ltd ADR	57,512	2,020
			Navigators Group Inc/The (a)	16,929	1,257
Analogic Corp	19,307	1,574	ProAssurance Corp	89,232	3,959
AngioDynamics Inc (a)	39,896	768
			RLI Corp	57,741	2,709
Cantel Medical Corp	55,079	2,235	Safety Insurance Group Inc	19,673	1,219
CONMED Corp	42,954	2,046	Selective Insurance Group Inc	88,046	2,273
CryoLife Inc	39,242	442	Stewart Information Services Corp	34,605	1,239
Cyberonics Inc (a)	41,060	2,282
Cynosure Inc (a)	33,780	1,021	United Fire Group Inc	32,831	917
Greatbatch Inc (a)	39,003	1,894	United Insurance Holdings Corp	25,217	616
Haemonetics Corp (a)	80,108	3,172	Universal Insurance Holdings Inc	45,444	1,056
Hanger Inc (a)	55,070	1,188			$27,291
ICU Medical Inc (a)	21,099	1,763	Internet - 1.58%
Integra LifeSciences Holdings Corp (a)	39,396	2,195	8x8 Inc (a)	139,600	1,076
Invacare Corp	45,602	668	Blucora Inc (a)	63,983	865
Luminex Corp (a)	59,486	1,050	Blue Nile Inc (a)	18,485	575
Masimo Corp (a)	74,425	1,899	comScore Inc (a)	53,367	2,218
Meridian Bioscience Inc	64,985	1,124	Dice Holdings Inc (a)	58,054	480
Merit Medical Systems Inc (a)	67,728	1,038	FTD Cos Inc (a)	29,150	998
Natus Medical Inc (a)	50,789	1,910	HealthStream Inc (a)	33,203	938
NuVasive Inc (a)	73,405	3,400	j2 Global Inc	70,869	4,071
SurModics Inc (a)	20,064	460	Liquidity Services Inc (a)	38,292	296
West Pharmaceutical Services Inc	110,901	5,469	NIC Inc	94,761	1,556
		$43,870	Perficient Inc (a)	53,717	967
			QuinStreet Inc (a)	54,025	277
Healthcare - Services - 2.47%			Stamps.com Inc (a)	22,842	1,041
Air Methods Corp (a)	55,671	2,313
			VASCO Data Security International Inc (a),(b)	45,805	985
Almost Family Inc (a)	12,273	373
			XO Group Inc (a)	37,754	621
Amedisys Inc (a)	52,088	1,468
Amsurg Corp (a)	75,096	4,144			$16,964
Bio-Reference Laboratories Inc (a)	38,508	1,291	Iron & Steel - 0.10%
Chemed Corp	26,543	2,684	AK Steel Holding Corp (a),(b)	276,315	1,047
Ensign Group Inc/The	31,569	1,310
Gentiva Health Services Inc (a)	49,031	952

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Leisure Products & Services - 0.29%			Oil & Gas (continued)
Arctic Cat Inc	20,184	$678	PDC Energy Inc (a)	55,982	$2,572
Callaway Golf Co	121,048	988	Penn Virginia Corp (a)	111,664	545
Interval Leisure Group Inc	61,478	1,419	PetroQuest Energy Inc (a)	91,690	269
		$3,085	Rex Energy Corp (a),(b)	75,988	269
			Stone Energy Corp (a)	87,658	1,234
Lodging - 0.22%			Swift Energy Co (a),(b)	68,439	146
Boyd Gaming Corp (a)	121,818	1,591
			Synergy Resources Corp (a)	137,782	1,685
Marcus Corp/The	28,640	540			$14,023
Monarch Casino & Resort Inc (a)	15,732	272
		$2,403	Oil & Gas Services - 1.48%
			Basic Energy Services Inc (a)	54,582	321
Machinery - Construction & Mining - 0.10%			Bristow Group Inc	54,862	3,056
Astec Industries Inc	29,339	1,043	C&J Energy Services Inc (a)	71,668	738
			Exterran Holdings Inc	106,516	2,888
Machinery - Diversified - 0.91%			Flotek Industries Inc (a)	78,277	1,266
Albany International Corp	44,800	1,529	Geospace Technologies Corp (a)	20,514	492
Applied Industrial Technologies Inc	64,417	2,605	Gulf Island Fabrication Inc	20,834	345
Briggs & Stratton Corp	70,789	1,303	Gulfmark Offshore Inc (b)	41,099	811
DXP Enterprises Inc (a)	20,090	824	ION Geophysical Corp (a)	199,860	450
Lindsay Corp	19,039	1,645	Matrix Service Co (a)	41,405	795
Tennant Co	28,712	1,872	Newpark Resources Inc (a)	131,062	1,132
		$9,778	Pioneer Energy Services Corp (a)	99,562	412
			SEACOR Holdings Inc (a)	27,539	1,982
Media - 0.23%			Tesco Corp	56,292	576
EW Scripps Co/The (a)	46,831	924	Tetra Technologies Inc (a)	124,211	614
Scholastic Corp	41,874	1,540			$15,878
		$2,464
			Packaging & Containers - 0.37%
Metal Fabrication & Hardware - 0.59%			KapStone Paper and Packaging Corp	131,826	3,938
AM Castle & Co (a),(b)	27,141	164
CIRCOR International Inc	27,581	1,362
Haynes International Inc	19,378	754	Pharmaceuticals - 1.47%
Mueller Industries Inc	88,774	2,787	Anika Therapeutics Inc (a)	22,633	887
Olympic Steel Inc	14,224	195	Depomed Inc (a)	91,660	1,675
RTI International Metals Inc (a)	47,932	1,069	Impax Laboratories Inc (a)	103,396	3,792
			Lannett Co Inc (a)	41,291	1,958
		$6,331	Neogen Corp (a)	57,622	2,656
Mining - 1.03%			PharMerica Corp (a)	46,997	1,081
Century Aluminum Co (a)	80,503	1,861	Prestige Brands Holdings Inc (a)	81,413	2,789
Globe Specialty Metals Inc	100,119	1,544	Sagent Pharmaceuticals Inc (a)	35,354	908
Kaiser Aluminum Corp	27,763	1,924			$15,746
Materion Corp	31,451	1,036
Stillwater Mining Co (a)	187,532	2,564	Publicly Traded Investment Fund - 0.37%
US Silica Holdings Inc (b)	84,131	2,120	iShares Core S&P Small-Cap ETF	36,522	4,016
		$11,049

Miscellaneous Manufacturing - 1.98%			Real Estate - 0.23%
			Forestar Group Inc (a)	54,477	723
Actuant Corp	96,239	2,224
AZZ Inc	40,053	1,690	HFF Inc	51,150	1,737
Barnes Group Inc	76,465	2,627			$2,460
EnPro Industries Inc	37,430	2,221	REITS - 8.98%
Fabrinet (a)	46,298	756
			Acadia Realty Trust	105,487	3,818
Federal Signal Corp	97,670	1,491	Agree Realty Corp	26,855	930
Hillenbrand Inc	97,932	3,076	American Assets Trust Inc	57,850	2,567
John Bean Technologies Corp	45,440	1,372	Associated Estates Realty Corp	89,956	2,241
LSB Industries Inc (a)	30,345	948
Lydall Inc (a)	26,771	737	Aviv REIT Inc	38,342	1,508
			Capstead Mortgage Corp	149,508	1,797
Myers Industries Inc	38,846	647	CareTrust REIT Inc	43,624	588
Standex International Corp	19,902	1,395	Cedar Realty Trust Inc	114,320	910
Sturm Ruger & Co Inc	30,273	1,223	Chesapeake Lodging Trust	85,636	3,145
Tredegar Corp	39,928	854	CoreSite Realty Corp	33,879	1,484
		$21,261	Cousins Properties Inc	320,956	3,543
Office Furnishings - 0.15%			DiamondRock Hospitality Co	305,377	4,437
Interface Inc	103,367	1,624	EastGroup Properties Inc	49,825	3,221
			Education Realty Trust Inc	74,119	2,565
			EPR Properties	89,181	5,802
Oil & Gas - 1.31%			Franklin Street Properties Corp	139,139	1,792
Approach Resources Inc (a),(b)	56,785	356	Geo Group Inc/The	115,702	5,035
Bill Barrett Corp (a)	77,478	790	Getty Realty Corp	40,673	754
Bonanza Creek Energy Inc (a)	50,158	1,308	Government Properties Income Trust	109,765	2,503
Carrizo Oil & Gas Inc (a)	66,176	2,985	Healthcare Realty Trust Inc	153,200	4,610
Comstock Resources Inc (b)	69,456	281	Inland Real Estate Corp	137,486	1,565
Contango Oil & Gas Co (a)	24,792	745	Kite Realty Group Trust	130,252	3,980
Northern Oil and Gas Inc (a),(b)	89,436	562	Lexington Realty Trust	326,143	3,721
Paragon Offshore PLC	132,252	276	LTC Properties Inc	54,374	2,551

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

REITS (continued)			Savings & Loans (continued)
Medical Properties Trust Inc	315,715	$4,853	Sterling Bancorp/DE	130,920	$1,726
Parkway Properties Inc/MD	131,376	2,404			$11,332
Pennsylvania Real Estate Investment Trust	107,348	2,569
Post Properties Inc	84,983	5,163	Semiconductors - 3.13%
PS Business Parks Inc	30,244	2,544	Brooks Automation Inc	104,436	1,348
			Cabot Microelectronics Corp (a)	37,128	1,835
Retail Opportunity Investments Corp	145,077	2,563	CEVA Inc (a)	31,508	577
Sabra Health Care REIT Inc	92,139	3,013	Cirrus Logic Inc (a)	98,562	2,612
Saul Centers Inc	17,611	1,005
Sovran Self Storage Inc	52,676	4,991	Cohu Inc	39,846	451
			Diodes Inc (a)	57,174	1,511
Universal Health Realty Income Trust	20,178	1,084	DSP Group Inc (a)	33,724	371
Urstadt Biddle Properties Inc	42,970	1,010	Entropic Communications Inc (a)	140,554	364
		$96,266	Exar Corp (a)	73,458	663
Retail - 8.27%			Kopin Corp (a)	94,618	345
Aeropostale Inc (a)	123,467	301	Kulicke & Soffa Industries Inc (a)	120,135	1,822
Barnes & Noble Inc (a)	66,745	1,568	Micrel Inc	69,844	983
Big 5 Sporting Goods Corp	28,373	338	Microsemi Corp (a)	148,306	4,132
Biglari Holdings Inc (a)	2,676	1,108	MKS Instruments Inc	82,772	2,898
BJ's Restaurants Inc (a)	33,782	1,496	Monolithic Power Systems Inc	56,227	2,670
Bob Evans Farms Inc	36,830	2,076	Nanometrics Inc (a)	37,697	586
Brown Shoe Co Inc	68,287	1,939	Pericom Semiconductor Corp	31,017	453
Buckle Inc/The (b)	43,782	2,224	Power Integrations Inc	46,072	2,376
Buffalo Wild Wings Inc (a)	29,533	5,266	QLogic Corp (a)	137,544	1,838
Casey's General Stores Inc	60,275	5,503	Rudolph Technologies Inc (a)	51,785	519
Cash America International Inc	45,077	938	Tessera Technologies Inc	73,287	2,717
Cato Corp/The	40,071	1,699	Ultratech Inc (a)	44,115	703
Children's Place Inc/The	33,077	1,983	Veeco Instruments Inc (a)	62,756	1,831
Christopher & Banks Corp (a)	57,626	300			$33,605
Cracker Barrel Old Country Store Inc	37,316	5,019
DineEquity Inc	25,733	2,747	Software - 3.71%
Ezcorp Inc (a)	76,089	784	Blackbaud Inc	72,234	3,157
			Bottomline Technologies de Inc (a)	59,631	1,477
Finish Line Inc/The	74,623	1,761
First Cash Financial Services Inc (a)	44,171	2,196	Computer Programs & Systems Inc	16,267	801
Francesca's Holdings Corp (a)	66,004	1,047	CSG Systems International Inc	53,568	1,314
			Dealertrack Technologies Inc (a)	69,145	2,780
Fred's Inc	54,099	898	Digi International Inc (a)	38,774	370
Genesco Inc (a)	37,597	2,686
			Digital River Inc (a)	49,747	1,270
Group 1 Automotive Inc	33,374	2,683	Ebix Inc (b)	45,787	1,046
Haverty Furniture Cos Inc	32,214	787
Hibbett Sports Inc (a)	39,013	1,835	Epiq Systems Inc	48,857	853
			Interactive Intelligence Group Inc (a)	26,325	1,068
Jack in the Box Inc	60,288	5,112
Kirkland's Inc (a)	23,210	540	ManTech International Corp/VA	36,643	1,192
			MedAssets Inc (a)	93,951	1,739
Lithia Motors Inc	35,638	3,019	Medidata Solutions Inc (a)	84,656	3,639
Lumber Liquidators Holdings Inc (a),(b)	42,227	2,667
			MicroStrategy Inc (a)	14,108	2,280
MarineMax Inc (a)	38,785	989
Men's Wearhouse Inc	71,236	3,310	Monotype Imaging Holdings Inc	61,129	1,794
			Omnicell Inc (a)	55,558	1,769
Movado Group Inc	28,289	680	Progress Software Corp (a)	78,312	1,962
Outerwall Inc (b)	29,514	1,832
Papa John's International Inc	46,370	2,943	Quality Systems Inc	68,654	1,118
			Synchronoss Technologies Inc (a)	56,163	2,385
Pep Boys-Manny Moe & Jack/The (a)	83,496	704
PetMed Express Inc	31,627	497	SYNNEX Corp	43,579	3,233
			Take-Two Interactive Software Inc (a)	131,271	3,901
Red Robin Gourmet Burgers Inc (a)	21,873	1,695
			Tangoe Inc (a)	56,978	651
Regis Corp (a)	69,836	1,100
Ruby Tuesday Inc (a)	96,629	582			$39,799
Ruth's Hospitality Group Inc	55,173	801	Storage & Warehousing - 0.24%
Sonic Automotive Inc	51,906	1,278	Mobile Mini Inc	71,950	2,612
Sonic Corp	78,596	2,379
Stage Stores Inc	49,616	992
Stein Mart Inc	44,180	608	Telecommunications - 2.08%
Texas Roadhouse Inc	97,516	3,276	ADTRAN Inc	84,763	1,874
Tuesday Morning Corp (a)	68,257	1,208	Anixter International Inc (a)	42,529	3,205
Vitamin Shoppe Inc (a)	48,180	2,037	Atlantic Tele-Network Inc	15,650	1,040
Zumiez Inc (a)	33,746	1,258	Black Box Corp	24,112	506
			CalAmp Corp (a)	56,452	1,011
		$88,689	Cincinnati Bell Inc (a)	326,504	957
Savings & Loans - 1.06%			Comtech Telecommunications Corp	25,299	836
Astoria Financial Corp	136,813	1,673	Consolidated Communications Holdings Inc	73,190	1,704
B of I Holding Inc (a)	20,342	1,716	General Communication Inc (a)	47,589	699
Bank Mutual Corp	67,574	430	Harmonic Inc (a)	137,411	1,051
Brookline Bancorp Inc	108,858	1,045	Ixia (a)	91,749	930
Dime Community Bancshares Inc	47,156	696	LogMeIn Inc (a)	38,048	1,809
Northwest Bancshares Inc	148,150	1,748	Lumos Networks Corp	29,456	472
Oritani Financial Corp	59,452	839	Netgear Inc (a)	53,971	1,823
Provident Financial Services Inc	84,040	1,459	Spok Holdings Inc	33,835	579

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)

Telecommunications (continued)
ViaSat Inc (a)	67,252	$3,781
$22,277

Textiles - 0.47%
G&K Services Inc	31,098	2,180
UniFirst Corp/MA	24,409	2,835
$5,015

Transportation - 1.98%
ArcBest Corp	37,781	1,408
Atlas Air Worldwide Holdings Inc (a)	38,707	1,750
Celadon Group Inc	34,320	818
Era Group Inc (a)	30,200	680
Forward Air Corp	47,515	2,133
Heartland Express Inc	86,294	2,217
Hornbeck Offshore Services Inc (a)	50,456	1,120
HUB Group Inc (a)	54,294	1,813
Knight Transportation Inc	94,970	2,706
Matson Inc	67,163	2,334
Roadrunner Transportation Systems Inc (a)	43,201	878
Saia Inc (a)	38,632	1,627
UTI Worldwide Inc (a)	143,170	1,699
$21,183

Water - 0.22%
American States Water Co	59,921	2,375

TOTAL COMMON STOCKS	$1,040,971
INVESTMENT COMPANIES - 4.41%	Shares Held	Value (000	's)

Publicly Traded Investment Fund - 4.41%
BlackRock Liquidity Funds FedFund Portfolio	27,114,544	27,114
Goldman Sachs Financial Square Funds -	20,141,928	20,142
Government Fund (c)
$47,256
TOTAL INVESTMENT COMPANIES	$47,256
Total Investments	$1,088,227
Liabilities in Excess of Other Assets, Net - (1.48)%	$(15,861)
TOTAL NET ASSETS - 100.00%	$1,072,366

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was on loan at the end of the period.
(c)	Security was purchased with the cash proceeds from securities loans.

Portfolio Summary (unaudited)
Sector	Percent
Financial	22.61%
Consumer, Cyclical	16.56%
Consumer, Non-cyclical	16.42%
Industrial	15.56%
Technology	10.47%
Exchange Traded Funds	4.78%
Basic Materials	4.03%
Communications	3.95%
Utilities	3.93%
Energy	3.17%
Liabilities in Excess of Other Assets, Net	(1.48)%
TOTAL NET ASSETS	100.00%

Futures Contracts

Unrealized
Type	Long/Short Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; March 2015	Long	262	$30,944	$30,423	$(521)
Total	$(521)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2015 (unaudited)

COMMON STOCKS - 94.27%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.08%			Automobile Parts & Equipment (continued)
EVINE Live Inc (a)	5,762	$36	Superior Industries International Inc	30,497	$557
Harte-Hanks Inc	106,676	776	Supreme Industries Inc	16,313	126
Marchex Inc	13,949	53	Tenneco Inc (a)	125,300	6,443
MDC Partners Inc	3,972	95	Titan International Inc	49,226	440
Sizmek Inc (a)	13,817	82			$13,070
		$1,042	Banks - 8.87%
Aerospace & Defense - 2.20%			1st Constitution Bancorp (a)	840	9
AAR Corp	71,824	2,058	1st Source Corp	27,521	818
Aerovironment Inc (a)	7,886	202	Alliance Bancorp Inc of Pennsylvania	942	16
Arotech Corp (a)	9,039	21	American National Bankshares Inc	2,161	46
Cubic Corp	7,075	370	American River Bankshares (a)	5,499	54
Curtiss-Wright Corp	66,315	4,412	Ameris Bancorp	29,748	718
Ducommun Inc (a)	24,314	632	AmeriServ Financial Inc	22,099	66
Esterline Technologies Corp (a)	139,572	15,645	Ames National Corp	1,767	42
Kaman Corp	1,879	71	Arrow Financial Corp	2,449	63
Kratos Defense & Security Solutions Inc (a)	89,454	435	ASB Bancorp Inc (a)	600	12
LMI Aerospace Inc (a)	6,228	88	Associated Banc-Corp	118,400	1,990
Moog Inc (a)	14,451	1,015	BancFirst Corp	1,538	89
National Presto Industries Inc	1,045	66	Bancorp Inc/The (a)	4,190	36
Orbital Sciences Corp (a)	52,060	1,462	BancorpSouth Inc	46,248	918
SIFCO Industries Inc	1,043	31	Bank of Commerce Holdings	1,302	7
Teledyne Technologies Inc (a)	13,606	1,293	Bank of Florida Corp (a),(b),(c)	6,269	—
Triumph Group Inc	174	10	Banner Corp	4,448	179
		$27,811	Bar Harbor Bankshares	450	14
			BBCN Bancorp Inc	15,631	203
Agriculture - 0.16%			BCB Bancorp Inc	1,563	18
Alico Inc	580	27	Boston Private Financial Holdings Inc	79,371	873
Alliance One International Inc (a)	204,844	215	Bridge Capital Holdings (a)	2,118	46
Andersons Inc/The	10,693	481	Bryn Mawr Bank Corp	12,468	363
Griffin Land & Nurseries Inc	872	26	Camden National Corp	1,690	63
MGP Ingredients Inc	5,023	80	Capital Bank Financial Corp (a)	266,648	6,511
Universal Corp/VA	26,461	1,063	Capital City Bank Group Inc	11,867	178
Vector Group Ltd	3,858	86	Cardinal Financial Corp	3,771	67
		$1,978	Carolina Bank Holdings Inc (a)	378	4
			Cascade Bancorp (a)	14,452	67
Airlines - 0.69%
Hawaiian Holdings Inc (a)	59,421	1,155	Cathay General Bancorp	27,317	653
JetBlue Airways Corp (a)	354,993	5,961	Centerstate Banks Inc	6,311	70
Republic Airways Holdings Inc (a)	66,445	914	Central Pacific Financial Corp	12,078	253
SkyWest Inc	58,020	728	Century Bancorp Inc/MA	858	33
		$8,758	Chemical Financial Corp	18,845	534
			Citizens & Northern Corp	5,059	98
Apparel - 1.94%			Citizens First Corp (a)	300	4
Columbia Sportswear Co	13,412	570	City Holding Co	2,299	97
Crocs Inc (a)	14,268	152	CNB Financial Corp/PA	3,240	55
Delta Apparel Inc (a)	6,921	64	Codorus Valley Bancorp Inc	1,132	23
Iconix Brand Group Inc (a)	82,802	2,752	Colony Bankcorp Inc (a)	706	5
Lakeland Industries Inc (a)	6,346	54	Columbia Banking System Inc	14,433	367
Perry Ellis International Inc (a)	28,941	691	Community Bank Shares of Indiana Inc	122	3
Quiksilver Inc (a)	26,714	50	Community Bank System Inc	36,576	1,230
Rocky Brands Inc	8,535	117	Community Trust Bancorp Inc	3,251	102
Skechers U.S.A. Inc (a)	28,607	1,727	Community West Bancshares	1,308	9
Steven Madden Ltd (a)	268,825	9,231	Customers Bancorp Inc (a)	7,090	140
Superior Uniform Group Inc	4,414	168	CVB Financial Corp	14,819	217
Unifi Inc (a)	22,981	741	Eagle Bancorp Inc (a)	1,283	44
Weyco Group Inc	1,742	47	Eastern Virginia Bankshares Inc (a)	851	5
Wolverine World Wide Inc	289,744	8,156	Enterprise Bancorp Inc/MA	1,626	33
		$24,520	Enterprise Financial Services Corp	3,348	64
			Evans Bancorp Inc	387	9
Automobile Parts & Equipment - 1.04%			Farmers Capital Bank Corp (a)	4,587	102
Cooper Tire & Rubber Co	35,320	1,229	Fidelity Southern Corp	9,128	140
Cooper-Standard Holding Inc (a)	1,881	98
			Financial Institutions Inc	21,355	471
Dana Holding Corp	53,488	1,116	First Bancorp Inc/ME	1,936	32
Douglas Dynamics Inc	9,828	198	First BanCorp/Puerto Rico (a)	64,482	354
Federal-Mogul Holdings Corp (a)	59,544	806
Fuel Systems Solutions Inc (a)	2,142	23	First Bancorp/Troy NC	16,383	272
Meritor Inc (a)	38,101	488	First Bancshares Inc/MS	1,620	23
			First Busey Corp	62,139	382

Miller Industries Inc/TN	19,241	389
Modine Manufacturing Co (a)	34,038	414	First Business Financial Services Inc	1,221	53
Motorcar Parts of America Inc (a)	419	11	First Citizens BancShares Inc/NC	1,404	343
			First Commonwealth Financial Corp	135,030	1,065
Remy International Inc	4,753	101	First Community Bancshares Inc/VA	21,969	345
Spartan Motors Inc	57,096	297	First Connecticut Bancorp Inc/Farmington CT	6,619	98
Standard Motor Products Inc	5,359	196	First Financial Bancorp	42,664	705
Strattec Security Corp	2,199	138	First Financial Bankshares Inc	3,549	88

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Banks (continued)			Banks (continued)
First Financial Corp/IN	8,501	$275	S&T Bancorp Inc	25,747	$708
First Interstate BancSystem Inc	8,691	208	Salisbury Bancorp Inc	284	8
First Merchants Corp	79,826	1,743	Sandy Spring Bancorp Inc	38,852	961
First Midwest Bancorp Inc/IL	164,747	2,537	SB Financial Group Inc	2,685	26
First NBC Bank Holding Co (a)	3,254	101	Select Bancorp Inc (a)	2,142	15
First of Long Island Corp/The	2,728	64	Sierra Bancorp	20,158	320
First United Corp (a)	1,489	13	Simmons First National Corp	2,423	91
First West Virginia Bancorp	163	4	South State Corp	3,076	184
FirstMerit Corp	764,705	12,529	Southcoast Financial Corp (a)	598	4
FNB Corp/PA	130,439	1,565	Southern Community Financial - Rights	13,075	12
Fulton Financial Corp	183,799	2,049	(a),(b),(c)
German American Bancorp Inc	2,773	78	Southern First Bancshares Inc (a)	357	6
Glacier Bancorp Inc	22,295	497	Southern National Bancorp of Virginia Inc	1,953	22
Great Southern Bancorp Inc	2,490	90	Southside Bancshares Inc	3,862	105
Great Western Bancorp Inc	4,013	81	Southwest Bancorp Inc	22,900	349
Guaranty Bancorp	6,198	83	Square 1 Financial Inc (a)	4,360	101
Guaranty Federal Bancshares Inc	541	8	State Bank Financial Corp	4,692	86
Hancock Holding Co	40,088	1,046	Stock Yards Bancorp Inc	3,091	95
Hanmi Financial Corp	5,183	103	Suffolk Bancorp	2,478	57
Hawthorn Bancshares Inc	1,619	23	Summit State Bank	804	11
Heartland Financial USA Inc	3,761	104	Sun Bancorp Inc/NJ (a)	4,529	83
Heritage Commerce Corp	11,563	97	Susquehanna Bancshares Inc	307,559	3,878
Heritage Financial Corp/WA	8,130	126	Sussex Bancorp	1,215	12
Horizon Bancorp/IN	2,504	56	Synovus Financial Corp	12,685	327
Iberiabank Corp	36,507	1,994	Talmer Bancorp Inc	3,793	51
Independent Bank Corp/MI	6,180	77	Texas Capital Bancshares Inc (a)	3,433	140
Independent Bank Corp/Rockland MA	3,421	129	Tompkins Financial Corp	4,877	250
International Bancshares Corp	74,139	1,669	Towne Bank/Portsmouth VA	33,280	483
Intervest Bancshares Corp	10,064	99	Trico Bancshares	2,790	65
Lakeland Bancorp Inc	22,238	240	TriState Capital Holdings Inc (a)	4,821	46
Lakeland Financial Corp	9,215	348	TrustCo Bank Corp NY	23,188	149
LegacyTexas Financial Group Inc	4,439	88	Trustmark Corp	55,832	1,192
LNB Bancorp Inc	9,529	166	UMB Financial Corp	5,404	262
Macatawa Bank Corp	7,247	38	Umpqua Holdings Corp	81,003	1,256
MainSource Financial Group Inc	41,422	795	Union Bankshares Corp	393,484	7,870
MB Financial Inc	47,614	1,353	United Bancshares Inc/OH	900	13
MBT Financial Corp (a)	15,903	82	United Bankshares Inc/WV	8,585	290
Mercantile Bank Corp	11,653	222	United Community Banks Inc/GA	19,225	337
Merchants Bancshares Inc/VT	1,120	30	United Security Bancshares/Fresno CA (a)	1,705	9
Metro Bancorp Inc	19,197	488	Unity Bancorp Inc	165	2
Mid Penn Bancorp Inc	119	2	Univest Corp of Pennsylvania	24,160	448
MidSouth Bancorp Inc	2,598	36	Valley National Bancorp	32,161	292
MidWestOne Financial Group Inc	3,588	101	Walker & Dunlop Inc (a)	4,579	81
National Bankshares Inc	1,611	47	Washington Trust Bancorp Inc	11,087	406
National Penn Bancshares Inc	151,978	1,474	Webster Financial Corp	582,313	17,778
NBT Bancorp Inc	18,368	423	WesBanco Inc	31,064	938
NewBridge Bancorp (a)	8,242	65	West Bancorporation Inc	3,439	56
Northeast Bancorp	1,364	12	Westamerica Bancorporation	3,270	133
Northrim BanCorp Inc	3,672	76	Western Alliance Bancorp (a)	29,672	763
OFG Bancorp	50,893	820	Wilshire Bancorp Inc	61,582	561
Old Line Bancshares Inc	3,913	56	Wintrust Financial Corp	89,207	3,878
Old National Bancorp/IN	98,232	1,317	Yadkin Financial Corp (a)	4,398	84
Old Second Bancorp Inc (a)	11,663	63			$112,007
Opus Bank	1,104	29
Pacific Continental Corp	4,591	58	Beverages - 0.07%
Pacific Mercantile Bancorp (a)	2,516	17	Coca-Cola Bottling Co Consolidated	7,658	747
			Craft Brew Alliance Inc (a)	7,888	94
PacWest Bancorp	8,490	363
Park National Corp	1,832	147			$841
Park Sterling Corp	47,015	315	Biotechnology - 0.48%
Patriot National Bancorp Inc (a)	2,129	4	Achillion Pharmaceuticals Inc (a)	9,488	141
Peapack Gladstone Financial Corp	2,642	47	AMAG Pharmaceuticals Inc (a)	86,216	3,810
Penns Woods Bancorp Inc	1,031	46	Celldex Therapeutics Inc (a)	15,170	325
Peoples Bancorp Inc/OH	18,647	426	Cytokinetics Inc (a)	7,331	52
Peoples Bancorp of North Carolina Inc	1,797	32	Dynavax Technologies Corp (a)	5,593	96
Pinnacle Financial Partners Inc	25,032	900	Emergent Biosolutions Inc (a)	5,122	143
Preferred Bank/Los Angeles CA	5,270	137	Endocyte Inc (a)	4,331	23
Premier Financial Bancorp Inc	8,519	126	Enzo Biochem Inc (a)	23,582	74
PrivateBancorp Inc	16,527	502	Harvard Bioscience Inc (a)	9,210	48
Prosperity Bancshares Inc	111,319	5,097	Medicines Co/The (a)	1,267	36
QCR Holdings Inc	891	16	OvaScience Inc (a)	3,441	150
Renasant Corp	18,166	475	Pacific Biosciences of California Inc (a)	1,637	13
Republic Bancorp Inc/KY	8,264	188	Prothena Corp PLC (a)	21,038	476
Republic First Bancorp Inc (a)	2,088	7	PTC Therapeutics Inc (a)	6,333	348

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Biotechnology (continued)			Commercial Services (continued)
RTI Surgical Inc (a)	43,266	$193	Edgewater Technology Inc (a)	10,657	$75
Spectrum Pharmaceuticals Inc (a)	10,590	74	Electro Rent Corp	23,798	307
		$6,002	Ennis Inc	34,771	464
			Franklin Covey Co (a)	4,750	85
Building Materials - 1.22%			FRP Holdings Inc (a)	960	35
Apogee Enterprises Inc	2,595	112	FTI Consulting Inc (a)	45,758	1,861
Continental Materials Corp (a)	657	11
			Global Cash Access Holdings Inc (a)	71,342	472
Gibraltar Industries Inc (a)	36,103	547
			Great Lakes Dredge & Dock Corp (a)	59,659	464
Griffon Corp	124,228	1,825	Green Dot Corp (a)	4,468	68
Lennox International Inc	93,725	9,214	Hackett Group Inc/The	14,045	106
Louisiana-Pacific Corp (a)	93,747	1,535
			HealthEquity Inc (a)	1,418	29
LSI Industries Inc	26,303	193	Heidrick & Struggles International Inc	10,000	221
Masonite International Corp (a)	3,622	227
			Hill International Inc (a)	24,773	95
Nortek Inc (a)	1,487	113
			Hudson Global Inc (a)	611	2
PGT Inc (a)	1,992	17
			Huron Consulting Group Inc (a)	7,741	583
Quanex Building Products Corp	10,667	201	ICF International Inc (a)	199,735	7,462
Simpson Manufacturing Co Inc	5,453	178	Intersections Inc	5,360	18
Universal Forest Products Inc	24,237	1,214	K12 Inc (a)	14,130	201
		$15,387	KAR Auction Services Inc	451,000	15,384
Chemicals - 1.03%			Kelly Services Inc	34,241	579
A Schulman Inc	33,033	1,151	Korn/Ferry International (a)	64,994	1,853
Aceto Corp	12,822	248	Landauer Inc	3,690	103
American Vanguard Corp	5,331	60	LendingTree Inc (a)	5,970	246
Axiall Corp	34,299	1,517	Live Nation Entertainment Inc (a)	35,955	855
Cabot Corp	18,437	782	Matthews International Corp	12,875	596
Ferro Corp (a)	11,313	126	McGrath RentCorp	17,830	542
Innophos Holdings Inc	1,335	79	MoneyGram International Inc (a)	18,742	160
Innospec Inc	2,875	113	Monster Worldwide Inc (a)	127,964	528
Intrepid Potash Inc (a)	8,423	112	Multi-Color Corp	9,052	527
KMG Chemicals Inc	2,085	44	National Research Corp	350	5
Kraton Performance Polymers Inc (a)	27,357	529	Navigant Consulting Inc (a)	60,511	873
Kronos Worldwide Inc	22,902	257	PDI Inc (a)	13,313	21
Landec Corp (a)	33,053	422	Perceptron Inc	7,593	81
Minerals Technologies Inc	11,275	737	Performant Financial Corp (a)	5,580	28
Olin Corp	122,097	3,061	PHH Corp (a)	58,732	1,465
OM Group Inc	38,213	1,070	QC Holdings Inc	400	1
Penford Corp (a)	7,376	139	Quad/Graphics Inc	46,682	936
Quaker Chemical Corp	858	68	RCM Technologies Inc	13,071	77
Rentech Inc (a)	32,280	39	Rent-A-Center Inc/TX	63,525	2,178
Sensient Technologies Corp	17,086	1,043	Resources Connection Inc	6,875	114
Stepan Co	3,510	135	RPX Corp (a)	11,271	139
Tronox Ltd	43,107	911	ServiceMaster Global Holdings Inc (a)	404,525	11,432
Zep Inc	19,970	320	Universal Security Instruments Inc (a)	1,000	6
		$12,963	Universal Technical Institute Inc	1,960	16
			Versar Inc (a)	3,300	10
Coal - 0.14%			Viad Corp	34,530	931
Cloud Peak Energy Inc (a)	69,026	469	Volt Information Sciences Inc (a)	18,171	228
Hallador Energy Co	2,216	25			$66,541
SunCoke Energy Inc	79,728	1,204
Westmoreland Coal Co (a)	3,654	95	Computers - 3.18%
			Agilysys Inc (a)	28,807	299
		$1,793
			Astro-Med Inc	9,156	130
Commercial Services - 5.27%			CACI International Inc (a)	156,132	13,207
Aaron's Inc	71,901	2,276	Ciber Inc (a)	159,286	515
ABM Industries Inc	29,380	849	Computer Task Group Inc	17,631	143
Albany Molecular Research Inc (a)	218,668	3,570	Convergys Corp	205,853	3,944
AMN Healthcare Services Inc (a)	6,409	121	Datalink Corp (a)	4,173	47
ARC Document Solutions Inc (a)	28,751	263	Electronics For Imaging Inc (a)	9,328	360
Ascent Capital Group Inc (a)	15,110	639	Engility Holdings Inc (a)	24,139	962
Avalon Holdings Corp (a)	3,917	12	ExlService Holdings Inc (a)	2,648	78
Avis Budget Group Inc (a)	13,617	780	Hutchinson Technology Inc (a)	8,712	30
Bridgepoint Education Inc (a)	12,358	122	iGate Corp (a)	369,000	13,063
Brink's Co/The	28,696	643	Imation Corp (a)	49,039	184
Cambium Learning Group Inc (a)	12,732	32	Insight Enterprises Inc (a)	70,577	1,670
Cardtronics Inc (a)	4,150	140	Key Tronic Corp (a)	16,991	157
Carriage Services Inc	22,625	493	Lexmark International Inc	12,713	507
Cartesian Inc (a)	650	3	Mentor Graphics Corp	13,547	312
CBIZ Inc (a)	59,878	496	Mercury Systems Inc (a)	22,220	351
CDI Corp	28,242	480	NCI Inc (a)	319	4
Civeo Corp	26,210	77	PAR Technology Corp (a)	9,256	53
CRA International Inc (a)	12,479	368	Planar Systems Inc (a)	24,121	177
Cross Country Healthcare Inc (a)	39,440	403	Qualstar Corp (a)	4,617	7
Deluxe Corp	18,825	1,222	Quantum Corp (a)	28,178	44
DeVry Education Group Inc	25,696	1,090	Qumu Corp (a)	8,848	126

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Diversified Financial Services (continued)
Radisys Corp (a)	15,105	$35	Stifel Financial Corp (a)	18,927	$892
Spansion Inc (a)	51,891	1,840	Walter Investment Management Corp (a)	5,208	78
StarTek Inc (a)	11,737	109			$27,672
Super Micro Computer Inc (a)	5,950	218
Sykes Enterprises Inc (a)	57,873	1,304	Electric - 1.13%
TeleTech Holdings Inc (a)	1,823	40	Abengoa Yield PLC	3,347	110
Unisys Corp (a)	10,559	232	Allete Inc	5,262	298
			Ameresco Inc (a)	3,589	21
		$40,148	Atlantic Power Corp	4,948	13
Consumer Products - 0.36%			Avista Corp	24,950	927
ACCO Brands Corp (a)	194,019	1,537	Black Hills Corp	7,553	379
Acme United Corp	1,796	34	Cleco Corp	25,351	1,378
Central Garden and Pet Co (a)	15,169	128	Dynegy Inc (a)	42,262	1,155
Central Garden and Pet Co - A Shares (a)	44,386	404	El Paso Electric Co	6,016	241
CSS Industries Inc	12,652	344	Empire District Electric Co/The	7,191	219
Helen of Troy Ltd (a)	28,047	2,110	EnerNOC Inc (a)	29,852	514
		$4,557	Genie Energy Ltd (a)	9,956	62
			IDACORP Inc	25,330	1,720
Cosmetics & Personal Care - 0.03%			MGE Energy Inc	14,024	644
CCA Industries Inc (a)	500	2
Revlon Inc (a)	10,006	327	NorthWestern Corp	11,552	668
			NRG Yield Inc	4,728	250
		$329	Ormat Technologies Inc	35,760	956
Distribution & Wholesale - 0.37%			Otter Tail Corp	5,949	184
ADDvantage Technologies Group Inc (a)	3,841	9	PNM Resources Inc	31,357	956
Beacon Roofing Supply Inc (a)	8,736	207	Portland General Electric Co	27,886	1,107
Core-Mark Holding Co Inc	30,544	2,037	Synthesis Energy Systems Inc (a)	7,503	5
H&E Equipment Services Inc	1,866	33	UIL Holdings Corp	46,373	2,133
Houston Wire & Cable Co	6,019	67	Unitil Corp	7,335	274
ScanSource Inc (a)	31,458	1,085			$14,214
Speed Commerce Inc (a)	7,794	18
Titan Machinery Inc (a)	6,728	95	Electrical Components & Equipment - 1.03%
			Advanced Energy Industries Inc (a)	2,068	49
United Stationers Inc	23,834	960	Encore Wire Corp	14,972	459
WESCO International Inc (a)	2,065	138
			EnerSys	19,464	1,136
		$4,649	General Cable Corp	27,152	310
Diversified Financial Services - 2.19%			GrafTech International Ltd (a)	44,278	161
AeroCentury Corp (a)	423	3	Insteel Industries Inc	2,725	56
Aircastle Ltd	44,271	888	Littelfuse Inc	106,780	10,544
Arlington Asset Investment Corp	3,197	85	Orion Energy Systems Inc (a)	22,810	103
Asta Funding Inc (a)	11,856	101	Powell Industries Inc	500	20
Atlanticus Holdings Corp (a)	16,062	41	PowerSecure International Inc (a)	6,565	62
BGC Partners Inc	17,755	139	SunPower Corp (a)	2,334	56
Calamos Asset Management Inc	32,846	413	Ultralife Corp (a)	14,398	48
California First National Bancorp	2,983	41			$13,004
Consumer Portfolio Services Inc (a)	9,531	54
Cowen Group Inc (a)	183,597	764	Electronics - 1.54%
Credit Acceptance Corp (a)	1,280	202	AVX Corp	46,546	602
			Ballantyne Strong Inc (a)	13,019	53
Ellie Mae Inc (a)	112,075	4,958
Enova International Inc (a)	12,023	232	Bel Fuse Inc	11,955	281
			Benchmark Electronics Inc (a)	79,517	1,927
Federal Agricultural Mortgage Corp	11,514	317	Brady Corp	30,734	804
First Marblehead Corp/The (a)	1,274	7
			Checkpoint Systems Inc (a)	50,311	652
FXCM Inc	5,611	12	Coherent Inc (a)	3,669	227
GAMCO Investors Inc	2,760	225	CTS Corp	52,416	838
GFI Group Inc	7,803	44	CyberOptics Corp (a)	7,092	77
Higher One Holdings Inc (a)	4,590	15
			Electro Scientific Industries Inc	17,319	109
Home Loan Servicing Solutions Ltd	10,170	123	ESCO Technologies Inc	23,508	846
Imperial Holdings Inc (a)	3,056	18
			FARO Technologies Inc (a)	484	27
INTL. FCStone Inc (a)	2,510	48
			Frequency Electronics Inc (a)	11,821	135
Investment Technology Group Inc (a)	35,772	742
			GSI Group Inc (a)	10,974	145
Janus Capital Group Inc	293,071	5,141	II-VI Inc (a)	14,471	249
JMP Group LLC	11,116	85	IntriCon Corp (a)	448	3
KCG Holdings Inc (a)	26,997	330
			Itron Inc (a)	11,151	415
Ladder Capital Corp (a)	3,318	62
			Kemet Corp (a)	53,490	203
LPL Financial Holdings Inc	194,075	7,986	Kimball Electronics Inc (a)	39,242	399
Manning & Napier Inc	17,652	189	Knowles Corp (a)	13,052	277
Marlin Business Services Corp	12,029	193	LGL Group Inc/The (a)	410	2
Moelis & Co	8,010	248	Methode Electronics Inc	137	5
Nelnet Inc	22,187	971	Newport Corp (a)	23,361	432
NewStar Financial Inc (a)	52,438	554
Nicholas Financial Inc (a)	2,185	31	NVE Corp	594	39
			OSI Systems Inc (a)	2,144	150
Oppenheimer Holdings Inc	26,738	529	Plexus Corp (a)	21,927	831
Piper Jaffray Cos (a)	13,891	709
			Rofin-Sinar Technologies Inc (a)	23,534	634
Regional Management Corp (a)	6,224	91
			Rogers Corp (a)	1,803	133
Springleaf Holdings Inc (a)	3,524	111

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Electronics (continued)			Food (continued)
Sanmina Corp (a)	121,433	$2,572	John B Sanfilippo & Son Inc	19,456	$710
Sparton Corp (a)	5,233	123	Lancaster Colony Corp	1,022	92
Stoneridge Inc (a)	7,883	100	Pilgrim's Pride Corp	8,317	226
Sypris Solutions Inc	37,183	89	Post Holdings Inc (a)	18,389	868
Tech Data Corp (a)	37,947	2,167	Sanderson Farms Inc	12,138	971
TTM Technologies Inc (a)	85,215	592	Seaboard Corp (a)	38	145
Viasystems Group Inc (a)	24,124	386	Seneca Foods Corp - Class A (a)	22,060	571
Video Display Corp (a)	300	1	Seneca Foods Corp - Class B (a)	39	1
Vishay Intertechnology Inc	134,363	1,830	Snyder's-Lance Inc	12,551	366
Vishay Precision Group Inc (a)	18,725	312	SpartanNash Co	43,349	1,117
Watts Water Technologies Inc	9,675	568	SUPERVALU Inc (a)	61,712	601
Woodward Inc	3,115	139	Tootsie Roll Industries Inc	338	11
ZAGG Inc (a)	8,763	53	TreeHouse Foods Inc (a)	18,578	1,684
		$19,427	Village Super Market Inc	1,454	42
			Weis Markets Inc	8,609	395
Energy - Alternate Sources - 0.12%					$13,181
FutureFuel Corp	1,900	21
Green Plains Inc	40,604	950	Forest Products & Paper - 0.32%
Pacific Ethanol Inc (a)	4,771	41	Clearwater Paper Corp (a)	943	70
Renewable Energy Group Inc (a)	49,396	432	Domtar Corp	3,637	139
REX American Resources Corp (a)	624	35	Mercer International Inc (a)	50,569	641
		$1,479	Neenah Paper Inc	4,142	238
			PH Glatfelter Co	57,502	1,315
Engineering & Construction - 0.46%			Resolute Forest Products Inc (a)	84,873	1,443
Aegion Corp (a)	42,100	645
			Schweitzer-Mauduit International Inc	3,845	150
Argan Inc	4,401	134	Veritiv Corp (a)	300	15
Comfort Systems USA Inc	5,273	88			$4,011
Dycom Industries Inc (a)	7,205	222
EMCOR Group Inc	31,306	1,263	Gas - 0.52%
ENGlobal Corp (a)	18,947	34	Chesapeake Utilities Corp	1,802	88
Granite Construction Inc	9,844	336	Laclede Group Inc/The	17,338	932
Integrated Electrical Services Inc (a)	1,004	7	New Jersey Resources Corp	20,330	1,298
KBR Inc	23,083	382	Northwest Natural Gas Co	3,372	168
Layne Christensen Co (a)	30,895	250	ONE Gas Inc	7,475	330
MasTec Inc (a)	12,767	236	Piedmont Natural Gas Co Inc	9,655	385
MYR Group Inc (a)	9,579	240	South Jersey Industries Inc	13,741	801
Orion Marine Group Inc (a)	33,825	309	Southwest Gas Corp	16,412	1,009
Sterling Construction Co Inc (a)	3,250	11	WGL Holdings Inc	27,963	1,580
Tutor Perini Corp (a)	64,327	1,397			$6,591
VSE Corp	4,362	315
		$5,869	Hand & Machine Tools - 0.05%
			Franklin Electric Co Inc	772	27
Entertainment - 0.64%			Hardinge Inc	13,003	148
AMC Entertainment Holdings Inc	2,989	84	Kennametal Inc	9,643	303
Churchill Downs Inc	992	94	LS Starrett Co/The	5,475	118
Dover Downs Gaming & Entertainment Inc (a)	5,491	5	P&F Industries Inc (a)	1,773	14
Dover Motorsports Inc	3,447	9	Regal-Beloit Corp	324	22
Eldorado Resorts Inc (a)	14,333	57			$632
Eros International PLC (a)	3,046	57
International Speedway Corp	50,530	1,470	Healthcare - Products - 4.46%
			Affymetrix Inc (a)	7,536	83
Isle of Capri Casinos Inc (a)	17,885	183
			Alere Inc (a)	291,004	11,841
Marriott Vacations Worldwide Corp	52,663	4,028	Allied Healthcare Products Inc (a)	5,732	9
National CineMedia Inc	43,056	621	Alphatec Holdings Inc (a)	4,802	6
Penn National Gaming Inc (a)	13,829	207
RCI Hospitality Holdings Inc (a)	10,679	104	Analogic Corp	1,731	141
			AngioDynamics Inc (a)	49,367	950
Reading International Inc (a)	3,834	46
			AtriCure Inc (a)	1,542	31
Speedway Motorsports Inc	50,687	1,130	BioTelemetry Inc (a)	9,173	91
		$8,095	CONMED Corp	36,232	1,727
Environmental Control - 0.15%			CryoLife Inc	11,679	131
Ceco Environmental Corp	4,544	63	Cutera Inc (a)	19,781	263
Covanta Holding Corp	45,994	940	Cynosure Inc (a)	3,539	107
Energy Recovery Inc (a)	2,164	7	Digirad Corp	15,358	64
Fuel Tech Inc (a)	10,245	33	Exactech Inc (a)	4,578	96
Tetra Tech Inc	30,730	708	Greatbatch Inc (a)	25,611	1,243
TRC Cos Inc (a)	13,640	94	Haemonetics Corp (a)	263,457	10,433
		$1,845	Halyard Health Inc (a)	1,831	82
			Hanger Inc (a)	19,734	426
Food - 1.04%			Harvard Apparatus Regenerative Technology	2,302	7
Amcon Distributing Co	191	15	Inc (a)
B&G Foods Inc	6,690	200	ICU Medical Inc (a)	1,849	155
Darling Ingredients Inc (a)	40,642	690
			Integra LifeSciences Holdings Corp (a)	207,335	11,553
Dean Foods Co	31,193	565	Invacare Corp	15,799	232
Fresh Del Monte Produce Inc	95,540	3,213	Iridex Corp (a)	470	4
Ingles Markets Inc	16,374	698	LeMaitre Vascular Inc	2,833	22

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Products (continued)			Home Furnishings (continued)
Merit Medical Systems Inc (a)	334,055	$5,121	Flexsteel Industries Inc	8,726	$260
Misonix Inc (a)	11,445	153	Hooker Furniture Corp	12,863	232
Natus Medical Inc (a)	14,058	529	Kimball International Inc	37,987	329
NuVasive Inc (a)	9,749	451	La-Z-Boy Inc	28,362	757
OraSure Technologies Inc (a)	10,698	98	Skullcandy Inc (a)	9,792	98
Orthofix International NV (a)	12,687	386	Stanley Furniture Co Inc (a)	8,033	24
PhotoMedex Inc (a)	2,131	4	TiVo Inc (a)	10,438	109
SurModics Inc (a)	2,399	55	VOXX International Corp (a)	12,553	101
Symmetry Surgical Inc (a)	16,600	120			$2,372
Teleflex Inc	86,978	9,529
Tornier NV (a)	4,900	118	Housewares - 0.09%
Wright Medical Group Inc (a)	3,653	89	Libbey Inc	9,460	310
		$56,350	Lifetime Brands Inc	13,208	209
			NACCO Industries Inc	10,168	559
Healthcare - Services - 3.93%					$1,078
Addus HomeCare Corp (a)	10,519	233
Alliance HealthCare Services Inc (a)	3,309	74	Insurance - 8.67%
			Ambac Financial Group Inc (a)	9,895	242
Almost Family Inc (a)	5,398	164
Amedisys Inc (a)	22,750	641	American Equity Investment Life Holding Co	331,643	8,460
			American Independence Corp (a)	1,020	11
American Shared Hospital Services (a)	2,738	7
Amsurg Corp (a)	349,251	19,272	American National Insurance Co	1,810	188
Civitas Solutions Inc (a)	141,950	2,696	Amerisafe Inc	2,595	106
Ensign Group Inc/The	215	9	AmTrust Financial Services Inc	1,795	91
Five Star Quality Care Inc (a)	60,374	210	Argo Group International Holdings Ltd	37,195	1,989
Gentiva Health Services Inc (a)	31,886	619	Aspen Insurance Holdings Ltd	266,090	11,527
Health Net Inc/CA (a)	11,667	632	Atlantic American Corp	7,236	29
HealthSouth Corp	27,033	1,192	Baldwin & Lyons Inc	13,654	316
			Citizens Inc/TX (a)	9,588	69
Healthways Inc (a)	74,375	1,533
IPC Healthcare Inc (a)	1,543	62	CNO Financial Group Inc	885,746	13,747
Kindred Healthcare Inc	98,913	1,826	Crawford & Co	4,372	41
LHC Group Inc (a)	22,525	670	Donegal Group Inc	18,511	296
LifePoint Hospitals Inc (a)	182,052	11,877	EMC Insurance Group Inc	13,999	452
Magellan Health Inc (a)	51,443	3,093	Employers Holdings Inc	14,444	301
Medcath Corp (a),(b),(c)	31,637	—	Endurance Specialty Holdings Ltd	50,431	3,082
			Enstar Group Ltd (a)	1,225	165
National Healthcare Corp	2,486	156
RadNet Inc (a)	6,650	52	FBL Financial Group Inc	54,545	2,846
Select Medical Holdings Corp	55,737	754	Federated National Holding Co	4,751	138
Skilled Healthcare Group Inc (a)	2,707	22	Fidelity & Guaranty Life	2,309	50
			First Acceptance Corp (a)	19,254	45
SunLink Health Systems Inc (a)	4,000	6
Triple-S Management Corp (a)	64,406	1,551	First American Financial Corp	75,329	2,563
			Global Indemnity PLC (a)	18,392	482
Universal American Corp/NY (a)	112,808	1,019
			Greenlight Capital Re Ltd (a)	37,986	1,193
WellCare Health Plans Inc (a)	17,490	1,275
			Hallmark Financial Services Inc (a)	27,280	301
		$49,645	Hanover Insurance Group Inc/The	43,980	3,035
Holding Companies - Diversified - 0.04%			HCC Insurance Holdings Inc	273,323	14,579
FCB Financial Holdings Inc (a)	1,782	40	HCI Group Inc	590	27
Harbinger Group Inc (a)	9,168	115	Hilltop Holdings Inc (a)	31,985	581
National Bank Holdings Corp	11,565	213	Horace Mann Educators Corp	71,237	2,171
Resource America Inc	19,111	168	Independence Holding Co	14,456	184
		$536	Infinity Property & Casualty Corp	6,790	478
			Investors Title Co	1,402	101
Home Builders - 0.93%			Kansas City Life Insurance Co	905	41
AMREP Corp (a)	1,173	4
AV Homes Inc (a)	3,241	49	Kemper Corp	73,855	2,579
Beazer Homes USA Inc (a)	3,267	52	Maiden Holdings Ltd	85,625	1,070
			MBIA Inc (a)	197,737	1,586
KB Home	4,701	59	Meadowbrook Insurance Group Inc	21,650	180
LGI Homes Inc (a)	2,356	31
			MGIC Investment Corp (a)	24,350	207
M/I Homes Inc (a)	26,100	539
			Montpelier Re Holdings Ltd ADR	81,611	2,866
MDC Holdings Inc	53,238	1,331	National General Holdings Corp	4,984	90
Meritage Homes Corp (a)	19,278	702
Orleans Homebuilders Inc (a),(b),(c)	7,702	—	National Interstate Corp	1,237	32
			National Security Group Inc/The	369	5
Ryland Group Inc/The	179,163	7,193	National Western Life Insurance Co	5,473	1,305
Skyline Corp (a)	1,573	6
			Navigators Group Inc/The (a)	22,400	1,662
Standard Pacific Corp (a)	125,862	883
TRI Pointe Homes Inc (a)	55,802	799	OneBeacon Insurance Group Ltd	6,578	104
			Phoenix Cos Inc/The (a)	6,035	374
WCI Communities Inc (a)	2,539	49
William Lyon Homes (a)	528	10	Platinum Underwriters Holdings Ltd	187,518	13,844
			Primerica Inc	7,839	389
		$11,707	ProAssurance Corp	9,904	439
Home Furnishings - 0.19%			Radian Group Inc	43,020	678
Bassett Furniture Industries Inc	11,504	256	RLI Corp	8,621	405
Daktronics Inc	2,360	29	Safety Insurance Group Inc	7,753	480
DTS Inc/CA (a)	2,592	72	Security National Financial Corp (a)	894	5
Emerson Radio Corp	4,358	5	Selective Insurance Group Inc	88,083	2,274
Ethan Allen Interiors Inc	3,688	100	StanCorp Financial Group Inc	41,707	2,588

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Insurance (continued)			Leisure Products & Services (continued)
State Auto Financial Corp	42,691	$940	Travelport Worldwide Ltd	3,630	$57
Stewart Information Services Corp	11,720	420			$3,197
Symetra Financial Corp	160,387	3,257
Third Point Reinsurance Ltd (a)	7,054	93	Lodging - 0.18%
			Belmond Ltd (a)	121,198	1,332
Unico American Corp (a)	5,796	68
			Boyd Gaming Corp (a)	7,659	100
United Fire Group Inc	40,492	1,131	Caesars Entertainment Corp (a)	5,481	60
United Insurance Holdings Corp	307	8	Full House Resorts Inc (a)	9,522	13
Universal Insurance Holdings Inc	19,568	454	Intrawest Resorts Holdings Inc (a)	2,937	30
		$109,460	Marcus Corp/The	28,109	530
Internet - 0.42%			Monarch Casino & Resort Inc (a)	3,091	53
1-800-Flowers.com Inc (a)	26,770	211	Red Lion Hotels Corp (a)	31,701	204
Bankrate Inc (a)	9,402	118			$2,322
Bazaarvoice Inc (a)	6,213	52
Blucora Inc (a)	46,460	628	Machinery - Construction & Mining - 0.08%
Boingo Wireless Inc (a)	5,544	47	Astec Industries Inc	15,914	566
Chegg Inc (a)	9,133	61	Hyster-Yale Materials Handling Inc	3,799	238
Dice Holdings Inc (a)	5,566	46	Oshkosh Corp	1,450	62
ePlus Inc (a)	6,236	420	Terex Corp	5,923	133
FTD Cos Inc (a)	14,061	481			$999
Global Sources Ltd (a)	3,520	21	Machinery - Diversified - 0.27%
Internap Corp (a)	11,677	98	Alamo Group Inc	13,013	587
Intralinks Holdings Inc (a)	70,660	753	Albany International Corp	3,389	116
iPass Inc (a)	376	—	Applied Industrial Technologies Inc	3,766	152
Lands' End Inc (a)	2,351	82	Briggs & Stratton Corp	51,894	956
Limelight Networks Inc (a)	13,069	35	Columbus McKinnon Corp/NY	4,240	106
Liquidity Services Inc (a)	5,628	44	Gencor Industries Inc (a)	3,553	32
magicJack VocalTec Ltd (a)	354	2	Gerber Scientific Inc (a),(b),(c)	56,637	—
ModusLink Global Solutions Inc (a)	45,237	163	Global Power Equipment Group Inc	7,440	92
New Media Investment Group Inc	4,516	106	Hurco Cos Inc	11,816	414
Orbitz Worldwide Inc (a)	60,131	555	Intevac Inc (a)	1,927	12
PC-Tel Inc	47	—	Kadant Inc	13,654	542
Perficient Inc (a)	13,738	247	Key Technology Inc (a)	1,200	15
RealNetworks Inc (a)	19,729	139	Lindsay Corp	408	35
Reis Inc	12,058	271	Tecumseh Products Co (a)	21,694	77
Safeguard Scientifics Inc (a)	5,108	94	Tennant Co	2,587	169
Shutterfly Inc (a)	1,873	82	Twin Disc Inc	2,884	47
Stamps.com Inc (a)	259	12	Xerium Technologies Inc (a)	2,530	39
Support.com Inc (a)	7,801	15
TechTarget Inc (a)	3,637	40			$3,391
TeleCommunication Systems Inc (a)	57,391	163	Media - 0.69%
TheStreet Inc	28,307	59	AH Belo Corp	32,293	290
Trulia Inc (a)	563	24	Beasley Broadcast Group Inc	5,597	29
United Online Inc (a)	22,342	295	Courier Corp	9,552	224
		$5,364	Crown Media Holdings Inc (a)	1,498	5
			Cumulus Media Inc (a)	177,631	618
Investment Companies - 0.56%			Demand Media Inc (a)	2,008	8
Acacia Research Corp	7,107	89	Dex Media Inc (a)	3,216	22
Caesars Acquisition Co (a)	9,894	78	Entercom Communications Corp (a)	26,779	311
TCP Capital Corp	438,975	6,918	EW Scripps Co/The (a)	42,512	839
		$7,085	Gray Television Inc (a)	74,608	706
			Here Media Inc (a),(b),(c)	3,700	—
Iron & Steel - 0.85%			Here Media Inc - Special Shares (a),(c)	3,700	—
AK Steel Holding Corp (a)	25,191	96
			Houghton Mifflin Harcourt Co (a)	15,362	302
Carpenter Technology Corp	5,079	193	Journal Communications Inc (a)	87,428	878
Commercial Metals Co	134,630	1,807	Lee Enterprises Inc (a)	11,329	33
Friedman Industries Inc	7,610	48	McClatchy Co/The (a)	75,146	189
Reliance Steel & Aluminum Co	144,900	7,588	Media General Inc (a)	18,083	259
Schnitzer Steel Industries Inc	31,923	539
Shiloh Industries Inc (a)	23,272	284	Meredith Corp	8,554	445
Universal Stainless & Alloy Products Inc (a)	8,662	193	New York Times Co/The	43,618	550
			Radio One Inc (a)	27,800	52
		$10,748	Saga Communications Inc	5,094	207
Leisure Products & Services - 0.25%			Salem Communications Corp	16,694	116
Ambassadors Group Inc (a)	2,629	7	Scholastic Corp	43,558	1,602
Arctic Cat Inc	1,813	61	Spanish Broadcasting System Inc (a)	1,921	5
Brunswick Corp/DE	6,611	359	Time Inc	42,791	1,072
Callaway Golf Co	86,859	709			$8,762
Escalade Inc	3,259	49
Interval Leisure Group Inc	7,945	184	Metal Fabrication & Hardware - 0.85%
			AM Castle & Co (a)	27,515	166
Johnson Outdoors Inc	9,471	284
Life Time Fitness Inc (a)	20,192	1,104	Ampco-Pittsburgh Corp	10,055	183
Nautilus Inc (a)	20,634	293	Chicago Rivet & Machine Co	1,070	33
Steiner Leisure Ltd (a)	2,071	90	CIRCOR International Inc	610	31
			Dynamic Materials Corp	3,372	47

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Metal Fabrication & Hardware (continued)			Oil & Gas (continued)
Eastern Co/The	2,538	$48	Barnwell Industries Inc (a)	2,755	$8
Global Brass & Copper Holdings Inc	496	7	Callon Petroleum Co (a)	68,113	371
Haynes International Inc	2,560	100	Clayton Williams Energy Inc (a)	365	20
Lawson Products Inc/DE (a)	9,612	236	Comstock Resources Inc	106,589	430
LB Foster Co	9,397	445	Contango Oil & Gas Co (a)	23,018	692
Mueller Industries Inc	2,792	88	CVR Energy Inc	628	24
Mueller Water Products Inc - Class A	52,155	534	Delek US Holdings Inc	64,145	1,979
NN Inc	5,138	118	Emerald Oil Inc (a)	13,992	11
Northwest Pipe Co (a)	6,548	156	Energy XXI Ltd	125,175	368
Olympic Steel Inc	10,895	149	Escalera Resources Co (a)	684	—
Rexnord Corp (a)	304,825	7,544	EXCO Resources Inc	20,479	41
RTI International Metals Inc (a)	34,055	760	Gastar Exploration Inc (a)	3,023	7
TimkenSteel Corp	1,620	44	Halcon Resources Corp (a)	44,247	62
		$10,689	Harvest Natural Resources Inc (a)	59,132	37
			Hercules Offshore Inc (a)	271,692	196
Mining - 0.77%			Magnum Hunter Resources Corp - Warrants	11,862	—
A-Mark Precious Metals Inc (a)	2,012	21
			(a),(b),(c)
Century Aluminum Co (a)	126,073	2,914
			Matador Resources Co (a)	13,708	295
Charles & Colvard Ltd (a)	8,589	16
			Midstates Petroleum Co Inc (a)	1,856	2
Coeur Mining Inc (a)	31,599	199
			North Atlantic Drilling Ltd	11,617	17
Globe Specialty Metals Inc	204,410	3,152	Northern Oil and Gas Inc (a)	75,937	477
Hecla Mining Co	206,503	679	Pacific Drilling SA (a)	49,242	164
Horsehead Holding Corp (a)	16,473	221
			Parker Drilling Co (a)	149,347	404
Kaiser Aluminum Corp	21,185	1,468	PBF Energy Inc	27,417	770
Materion Corp	18,840	621	PDC Energy Inc (a)	13,101	602
Noranda Aluminum Holding Corp	54,341	165	Penn Virginia Corp (a)	85,047	415
Stillwater Mining Co (a)	23,209	317
			Rex Energy Corp (a)	1,200	4
		$9,773	Rosetta Resources Inc (a)	17,194	294
Miscellaneous Manufacturing - 1.78%			Rowan Cos PLC	37,328	788
Actuant Corp	42,517	983	RSP Permian Inc (a)	3,603	97
American Railcar Industries Inc	7,138	359	Sanchez Energy Corp (a)	4,385	49
AO Smith Corp	3,260	194	SandRidge Energy Inc (a)	38,387	54
Barnes Group Inc	72,726	2,497	Stone Energy Corp (a)	63,573	895
Blount International Inc	30,400	471	Swift Energy Co (a)	54,155	116
Chase Corp	245	8	TransAtlantic Petroleum Ltd (a)	2,343	10
CLARCOR Inc	621	39	Triangle Petroleum Corp (a)	61,263	322
Core Molding Technologies Inc (a)	9,787	142	Unit Corp (a)	49,182	1,465
Fabrinet (a)	8,069	131	Vaalco Energy Inc (a)	83,277	462
Federal Signal Corp	45,958	702	Vantage Drilling Co (a)	45,399	18
FreightCar America Inc	2,605	61	W&T Offshore Inc	26,230	133
GP Strategies Corp (a)	982	33	Warren Resources Inc (a)	29,206	31
Handy & Harman Ltd (a)	904	41			$13,359
Hillenbrand Inc	311,250	9,776	Oil & Gas Services - 1.93%
LSB Industries Inc (a)	10,200	319
			Basic Energy Services Inc (a)	42,841	252
Lydall Inc (a)	6,576	182
MFRI Inc (a)	8,842	49	Bristow Group Inc	40,664	2,265
			C&J Energy Services Inc (a)	15,303	157
Myers Industries Inc	7,285	121	Dawson Geophysical Co	15,730	170
NL Industries Inc (a)	6,558	46
			Exterran Holdings Inc	77,700	2,107
Park-Ohio Holdings Corp	713	38	Forum Energy Technologies Inc (a)	285,572	4,412
PMFG Inc (a)	2,306	11
			Geospace Technologies Corp (a)	2,504	60
Servotronics Inc (a)	788	5
			Gulf Island Fabrication Inc	13,054	216
Standex International Corp	83,801	5,874	Gulfmark Offshore Inc	30,140	595
Synalloy Corp	3,022	50	Helix Energy Solutions Group Inc (a)	133,304	2,501
Tredegar Corp	13,767	295	ION Geophysical Corp (a)	156,823	353
TriMas Corp (a)	1,111	30
			Key Energy Services Inc (a)	56,117	94
		$22,457	McDermott International Inc (a)	191,018	430
Office & Business Equipment - 0.01%			Mitcham Industries Inc (a)	15,660	88
Eastman Kodak Co (a)	3,779	68	MRC Global Inc (a)	8,712	94
			Natural Gas Services Group Inc (a)	15,126	306
			Newpark Resources Inc (a)	114,869	993
Office Furnishings - 0.07%			Oil States International Inc (a)	2,560	105
HNI Corp	744	37	PHI Inc (a)	15,406	527
Kewaunee Scientific Corp	3,601	64	Pioneer Energy Services Corp (a)	67,049	277
Knoll Inc	18,260	374	SEACOR Holdings Inc (a)	21,309	1,533
Steelcase Inc	21,580	364	Steel Excel Inc (a)	16,164	380
Virco Manufacturing Corp (a)	4,847	12
			Tesco Corp	46,107	472
		$851	Tetra Technologies Inc (a)	96,675	478
			Thermon Group Holdings Inc (a)	259,150	5,300
Oil & Gas - 1.06%			Willbros Group Inc (a)	33,831	189
Adams Resources & Energy Inc	1,474	86
Alon USA Energy Inc	74,205	896			$24,354
Approach Resources Inc (a)	6,887	43
			Packaging & Containers - 2.90%
Atwood Oceanics Inc	7,133	204	Berry Plastics Group Inc (a)	23,837	806

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Packaging & Containers (continued)			REITS (continued)
Graphic Packaging Holding Co	1,016,602	$14,721	DiamondRock Hospitality Co	71,722	$1,042
Greif Inc - Class A	7,440	284	DuPont Fabros Technology Inc	18,433	687
Greif Inc - Class B	557	24	EastGroup Properties Inc	2,736	177
KapStone Paper and Packaging Corp	295,275	8,820	Education Realty Trust Inc	8,342	288
Silgan Holdings Inc	231,826	11,918	EPR Properties	23,340	1,518
		$36,573	Equity One Inc	8,598	234
			Excel Trust Inc	9,887	139
Pharmaceuticals - 1.77%			FelCor Lodging Trust Inc	141,259	1,414
Anacor Pharmaceuticals Inc (a)	8,770	330
Anika Therapeutics Inc (a)	399	16	First Industrial Realty Trust Inc	13,745	298
BioScrip Inc (a)	29,061	167	First Potomac Realty Trust	13,553	173
Catalent Inc (a)	1,062	29	Franklin Street Properties Corp	15,212	196
Derma Sciences Inc (a)	9,504	81	Geo Group Inc/The	23,389	1,018
Hyperion Therapeutics Inc (a)	592	15	Getty Realty Corp	26,670	494
Impax Laboratories Inc (a)	20,103	737	Gladstone Commercial Corp	16,919	295
Natural Alternatives International Inc (a)	3,359	18	Government Properties Income Trust	57,302	1,306
			Gramercy Property Trust Inc	23,138	160
Nature's Sunshine Products Inc	2,349	33	Hatteras Financial Corp	11,894	216
Nektar Therapeutics (a)	9,303	137
Nutraceutical International Corp (a)	6,641	129	Healthcare Realty Trust Inc	17,888	539
Omega Protein Corp (a)	51,275	540	Hersha Hospitality Trust	1,368,942	9,145
			Highwoods Properties Inc	37,355	1,756
Owens & Minor Inc	8,695	298	Hudson Pacific Properties Inc	11,033	357
PharMerica Corp (a)	71,754	1,651
PRA Health Sciences Inc (a)	282,050	7,370	Inland Real Estate Corp	51,454	586
Prestige Brands Holdings Inc (a)	17,288	592	Invesco Mortgage Capital Inc	15,296	235
Progenics Pharmaceuticals Inc (a)	11,517	69	Investors Real Estate Trust	13,922	115
			iStar Financial Inc (a)	10,559	138
Revance Therapeutics Inc (a)	4,020	65
Sagent Pharmaceuticals Inc (a)	922	24	Kite Realty Group Trust	4,086	125
SciClone Pharmaceuticals Inc (a)	4,239	31	LaSalle Hotel Properties	30,505	1,234
Sucampo Pharmaceuticals Inc (a)	871	13	Lexington Realty Trust	25,327	289
VCA Inc (a)	5,115	267	LTC Properties Inc	15,852	744
VWR Corp (a)	391,325	9,454	Mack-Cali Realty Corp	11,018	215
XenoPort Inc (a)	36,477	304	Medical Properties Trust Inc	21,367	328
			Monmouth Real Estate Investment Corp	9,548	113
		$22,370	New Residential Investment Corp	78,304	998
Real Estate - 0.17%			New York Mortgage Trust Inc	15,333	119
Alexander & Baldwin Inc	36,463	1,396	New York REIT Inc	20,157	210
Altisource Residential Corp	7,248	130	One Liberty Properties Inc	2,647	65
BBX Capital Corp (a)	8,289	117	Parkway Properties Inc/Md	9,776	179
California Coastal Communities Inc (a),(b),(c)	9,672	—	Pebblebrook Hotel Trust	8,850	411
Capital Senior Living Corp (a)	4,245	101	Pennsylvania Real Estate Investment Trust	12,132	291
Forestar Group Inc (a)	10,435	138	PennyMac Mortgage Investment Trust	46,363	1,044
Kennedy-Wilson Holdings Inc	8,227	219	Physicians Realty Trust	31,790	560
Stratus Properties Inc (a)	2,638	35	Potlatch Corp	16,270	648
		$2,136	PS Business Parks Inc	2,143	180
			RAIT Financial Trust	14,123	100
REITS - 4.10%			Ramco-Gershenson Properties Trust	26,756	523
Acadia Realty Trust	7,955	288	Redwood Trust Inc	10,392	207
AG Mortgage Investment Trust Inc	44,309	815	Resource Capital Corp	42,609	206
Agree Realty Corp	9,624	333	Retail Opportunity Investments Corp	11,213	198
American Assets Trust Inc	5,031	223	Rexford Industrial Realty Inc	5,685	91
American Capital Mortgage Investment Corp	26,045	485	RLJ Lodging Trust	35,105	1,196
American Residential Properties Inc (a)	3,962	69	Rouse Properties Inc	4,573	85
AmREIT Inc	2,446	65	Ryman Hospitality Properties Inc	2,619	144
Anworth Mortgage Asset Corp	14,037	73	Sabra Health Care REIT Inc	11,975	392
Apollo Commercial Real Estate Finance Inc	40,861	675	Saul Centers Inc	272	15
Apollo Residential Mortgage Inc	30,878	483	Select Income REIT	32,962	820
Armada Hoffler Properties Inc	34,800	371	Silver Bay Realty Trust Corp	32,706	510
ARMOUR Residential REIT Inc	44,381	147	Sovran Self Storage Inc	1,874	178
Ashford Hospitality Prime Inc	21,880	375	STAG Industrial Inc	7,040	184
Ashford Hospitality Trust Inc	8,708	92	Starwood Waypoint Residential Trust	4,819	117
Associated Estates Realty Corp	12,810	319	STORE Capital Corp	3,918	90
Aviv REIT Inc	3,056	120	Strategic Hotels & Resorts Inc (a)	54,182	727
Capstead Mortgage Corp	49,148	591	Summit Hotel Properties Inc	10,634	136
CatchMark Timber Trust Inc	34,820	401	Sunstone Hotel Investors Inc	54,036	921
Cedar Realty Trust Inc	9,812	78	Terreno Realty Corp	5,312	121
Chambers Street Properties	88,389	747	Universal Health Realty Income Trust	6,194	333
Chatham Lodging Trust	12,597	392	Urstadt Biddle Properties Inc	4,775	112
Chesapeake Lodging Trust	25,479	936	Ventas Inc	3,522	281
Colony Financial Inc	20,269	508	Washington Real Estate Investment Trust	48,848	1,402
Cousins Properties Inc	27,244	301	Western Asset Mortgage Capital Corp	7,057	95
CubeSmart	38,308	944	Whitestone REIT	9,362	147
CyrusOne Inc	23,296	654			$51,773
CYS Investments Inc	118,174	1,045
DCT Industrial Trust Inc	16,747	633	Retail - 7.21%
			Abercrombie & Fitch Co	60,499	1,544

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Retail (continued)			Retail (continued)
American Eagle Outfitters Inc	29,604	$416	Zumiez Inc (a)	909	$34
America's Car-Mart Inc/TX (a)	1,446	77			$91,053
Ascena Retail Group Inc (a)	47,438	548
Barnes & Noble Inc (a)	77,485	1,820	Savings & Loans - 1.71%
Big 5 Sporting Goods Corp	12,020	143	Ameriana Bancorp	2,687	46
Biglari Holdings Inc (a)	2,331	965	Astoria Financial Corp	175,835	2,151
			Atlantic Coast Financial Corp (a)	210	1
BJ's Restaurants Inc (a)	3,134	139
Bloomin' Brands Inc (a)	252,925	6,251	Banc of California Inc	12,469	128
Bob Evans Farms Inc	3,478	196	Bank Mutual Corp	45,224	288
Books-A-Million Inc (a)	13,331	34	BankFinancial Corp	23,353	264
			Bear State Financial Inc (a)	395	4
Brown Shoe Co Inc	8,000	227	Beneficial Bancorp Inc (a)	31,590	341
Build-A-Bear Workshop Inc (a)	30,714	633
Burlington Stores Inc (a)	3,000	149	Berkshire Hills Bancorp Inc	28,594	712
Cash America International Inc	19,436	404	Brookline Bancorp Inc	84,842	815
Cato Corp/The	32,816	1,391	Cape Bancorp Inc	5,980	52
Children's Place Inc/The	14,972	897	Capitol Federal Financial Inc	220,467	2,746
Christopher & Banks Corp (a)	3,724	19	Chicopee Bancorp Inc	1,061	17
Citi Trends Inc (a)	5,088	117	Citizens Community Bancorp Inc/WI	2,250	20
Coast Distribution System Inc/The (a)	2,597	9	Clifton Bancorp Inc	2,900	38
Conn's Inc (a)	308	5	Dime Community Bancshares Inc	19,495	287
Cracker Barrel Old Country Store Inc	4,424	595	Eagle Bancorp Montana Inc	111	1
Denny's Corp (a)	94,758	1,031	ESB Financial Corp	3,838	64
Destination Maternity Corp	9,105	139	ESSA Bancorp Inc	9,408	114
Destination XL Group Inc (a)	468	2	EverBank Financial Corp	23,903	418
DineEquity Inc	14,893	1,590	First Defiance Financial Corp	11,839	360
Express Inc (a)	11,305	148	First Financial Northwest Inc	13,228	159
Ezcorp Inc (a)	26,913	277	First Niagara Financial Group Inc	37,298	303
			Flagstar Bancorp Inc (a)	4,082	58
Finish Line Inc/The	17,129	404
First Cash Financial Services Inc (a)	177,926	8,847	Flushing Financial Corp	47,592	861
Fred's Inc	58,377	969	Fox Chase Bancorp Inc	11,885	194
Frisch's Restaurants Inc	4,600	127	Hampden Bancorp Inc	695	14
Gaiam Inc (a)	15,945	117	Heritage Financial Group Inc	1,804	43
Genesco Inc (a)	3,432	245	HF Financial Corp	8,101	117
			HMN Financial Inc (a)	2,080	25
GNC Holdings Inc	259,225	11,494
Group 1 Automotive Inc	91,563	7,360	Home Bancorp Inc	3,409	75
			HomeStreet Inc (a)	1,622	29
Guess? Inc	29,660	558	HomeTrust Bancshares Inc (a)	2,154	33
Haverty Furniture Cos Inc	24,320	594
hhgregg Inc (a)	10,615	58	HopFed Bancorp Inc	3,929	52
HSN Inc	144,775	11,211	Investors Bancorp Inc	45,206	498
			Magyar Bancorp Inc (a)	400	3
Jack in the Box Inc	46,950	3,981
Kirkland's Inc (a)	4,627	108	Meta Financial Group Inc	4,550	152
Luby's Inc (a)	28,408	139	MutualFirst Financial Inc	4,937	108
MarineMax Inc (a)	12,746	325	New Hampshire Thrift Bancshares Inc	1,896	29
Men's Wearhouse Inc	212,602	9,879	Northeast Community Bancorp Inc	2,697	19
Movado Group Inc	21,693	522	Northfield Bancorp Inc	38,422	553
New York & Co Inc (a)	8,783	20	Northwest Bancshares Inc	148,707	1,754
Office Depot Inc (a)	145,642	1,107	Ocean Shore Holding Co	2,736	39
Pacific Sunwear of California Inc (a)	51,451	142	OceanFirst Financial Corp	2,925	47
Pantry Inc/The (a)	34,175	1,261	Oneida Financial Corp	800	11
PC Connection Inc	31,126	739	Oritani Financial Corp	11,323	159
			Pacific Premier Bancorp Inc (a)	7,858	117
PCM Inc (a)	21,523	204
Penske Automotive Group Inc	25,175	1,217	Provident Financial Holdings Inc	10,567	164
Pep Boys-Manny Moe & Jack/The (a)	87,349	737	Provident Financial Services Inc	141,717	2,460
Perfumania Holdings Inc (a)	3,407	19	Prudential Bancorp Inc	6,246	76
Regis Corp (a)	61,225	965	Pulaski Financial Corp	4,791	57
			Riverview Bancorp Inc (a)	28,105	124
Ruby Tuesday Inc (a)	106,499	641
Rush Enterprises Inc - Class A (a)	30,868	864	SI Financial Group Inc	1,687	19
Rush Enterprises Inc - Class B (a)	11,863	322	Simplicity Bancorp Inc	2,832	50
Ruth's Hospitality Group Inc	25,838	375	Sterling Bancorp/DE	48,672	642
Sears Hometown and Outlet Stores Inc (a)	2,532	29	Territorial Bancorp Inc	8,068	176
			TierOne Corp (a),(b),(c)	2,447	—
Shoe Carnival Inc	22,730	528
Sonic Automotive Inc	9,483	234	Timberland Bancorp Inc/WA	7,281	76
Sonic Corp	43,362	1,313	United Community Financial Corp/OH	36,274	196
Stage Stores Inc	35,641	713	United Financial Bancorp Inc	22,420	279
Stein Mart Inc	18,322	253	Washington Federal Inc	127,205	2,526
Systemax Inc (a)	8,479	111	Waterstone Financial Inc	11,106	141
Tilly's Inc (a)	2,263	31	Wayne Savings Bancshares Inc	1,380	18
Trans World Entertainment Corp	33,798	117	Westfield Financial Inc	23,009	166
Tuesday Morning Corp (a)	29,653	525	WSFS Financial Corp	1,384	102
Vitamin Shoppe Inc (a)	16,681	705			$21,591
Wendy's Co/The	78,288	825	Semiconductors - 2.03%
West Marine Inc (a)	24,670	296	Alpha & Omega Semiconductor Ltd (a)	22,710	200
World Fuel Services Corp	444	22	Amkor Technology Inc (a)	98,584	626

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Semiconductors (continued)			Software (continued)
ANADIGICS Inc (a)	2,787	$3	SYNNEX Corp	72,720	$5,395
Axcelis Technologies Inc (a)	39,795	95	Take-Two Interactive Software Inc (a)	43,564	1,294
AXT Inc (a)	5,895	16	Verint Systems Inc (a)	259,754	13,866
Brooks Automation Inc	92,672	1,196	Zynga Inc (a)	28,556	73
Cabot Microelectronics Corp (a)	5,352	264			$72,848
Cascade Microtech Inc (a)	20,456	275
CEVA Inc (a)	4,496	82	Storage & Warehousing - 0.17%
Cirrus Logic Inc (a)	45,082	1,195	Mobile Mini Inc	51,848	1,882
			Wesco Aircraft Holdings Inc (a)	18,499	241
Cohu Inc	30,546	346
Diodes Inc (a)	8,689	230			$2,123
DSP Group Inc (a)	30,963	340	Supranational Bank - 0.01%
Emulex Corp (a)	85,931	538	Banco Latinoamericano de Comercio Exterior	4,293	120
Entegris Inc (a)	8,643	112	SA
Entropic Communications Inc (a)	4,621	12
Exar Corp (a)	5,141	46
Fairchild Semiconductor International Inc (a)	135,228	2,076	Telecommunications - 1.80%
FormFactor Inc (a)	61,027	461	ADTRAN Inc	3,794	84
GigOptix Inc (a)	4,322	5	Anixter International Inc (a)	9,126	687
Ikanos Communications Inc - Rights (a),(b),(c)	9,018	—	Atlantic Tele-Network Inc	6,851	455
Integrated Device Technology Inc (a)	14,426	264	Aviat Networks Inc (a)	32,554	42
Integrated Silicon Solution Inc	50,733	816	Aware Inc	17,409	85
Intersil Corp	171,532	2,454	Black Box Corp	43,787	920
			Cincinnati Bell Inc (a)	245,341	719
IXYS Corp	31,320	354
Kulicke & Soffa Industries Inc (a)	77,903	1,182	Communications Systems Inc	8,832	90
Lattice Semiconductor Corp (a)	31,423	224	Comtech Telecommunications Corp	21,914	724
Magnachip Semiconductor Corp (a)	1,900	27	Consolidated Communications Holdings Inc	3,183	74
Microsemi Corp (a)	11,298	314	DigitalGlobe Inc (a)	46,285	1,244
MKS Instruments Inc	28,217	988	EarthLink Holdings Corp	101,258	428
OmniVision Technologies Inc (a)	147,328	3,984	Finisar Corp (a)	1,251	23
Pericom Semiconductor Corp	31,680	463	General Communication Inc (a)	32,089	471
Photronics Inc (a)	124,404	1,045	Globalstar Inc (a)	33,836	82
PMC-Sierra Inc (a)	16,828	149	Harmonic Inc (a)	98,698	755
QLogic Corp (a)	90,270	1,206	Hawaiian Telcom Holdco Inc (a)	5,258	137
Richardson Electronics Ltd/United States	17,431	163	HC2 Holdings Inc (a)	1,074	8
Rovi Corp (a)	109,784	2,537	ID Systems Inc (a)	1,586	10
Sigma Designs Inc (a)	40,916	260	IDT Corp - Class B	4,085	88
Silicon Image Inc (a)	36,108	263	Intelsat SA (a)	4,291	68
Silicon Laboratories Inc (a)	1,887	83	Iridium Communications Inc (a)	106,709	908
Tessera Technologies Inc	3,075	114	Ixia (a)	6,311	64
Ultra Clean Holdings Inc (a)	15,388	136	KVH Industries Inc (a)	3,862	47
Veeco Instruments Inc (a)	12,601	368	Leap Wireless International Inc - Rights	64,745	163
Xcerra Corp (a)	8,561	66	(a),(b),(c)
			Loral Space & Communications Inc (a)	1,318	95
		$25,578	NeoPhotonics Corp (a)	475	1
Software - 5.77%			Netgear Inc (a)	31,591	1,067
2U Inc (a)	1,358	24	NeuStar Inc (a)	613	16
Actua Corp (a)	6,273	101	Novatel Wireless Inc (a)	4,845	26
Acxiom Corp (a)	40,386	735	NTELOS Holdings Corp	2,010	8
Allscripts Healthcare Solutions Inc (a)	4,002	48	Optical Cable Corp	8,872	46
Amber Road Inc (a)	2,710	26	Orbcomm Inc (a)	17,706	98
Avid Technology Inc (a)	48,969	635	Plantronics Inc	1,075	49
Broadridge Financial Solutions Inc	319,800	15,347	Polycom Inc (a)	200,244	2,664
BroadSoft Inc (a)	117,575	3,162	Preformed Line Products Co	1,084	52
CommVault Systems Inc (a)	153,050	6,670	Premiere Global Services Inc (a)	12,090	107
Concurrent Computer Corp	2,188	14	Qorvo Inc (a)	115,125	8,504
CSG Systems International Inc	4,291	105	RF Industries Ltd	300	1
Dealertrack Technologies Inc (a)	2,214	89	Shenandoah Telecommunications Co	2,973	88
Digi International Inc (a)	30,937	295	Spok Holdings Inc	23,369	400
Digital River Inc (a)	41,373	1,056	Telenav Inc (a)	5,935	38
Dun & Bradstreet Corp/The	91,025	10,478	Telephone & Data Systems Inc	33,907	788
Ebix Inc	4,214	96	Tessco Technologies Inc	2,610	60
Epiq Systems Inc	39,732	693	Vonage Holdings Corp (a)	24,732	104
GSE Systems Inc (a)	3,462	6	West Corp	2,601	85
Infoblox Inc (a)	2,503	47	Westell Technologies Inc (a)	34,514	43
InnerWorkings Inc (a)	1,304	7			$22,716
ManTech International Corp/VA	26,687	869
MedAssets Inc (a)	1,293	24	Textiles - 0.11%
Model N Inc (a)	16,291	174	Culp Inc	2,418	48
Paycom Software Inc (a)	1,380	36	Dixie Group Inc/The (a)	11,461	93
Progress Software Corp (a)	29,679	743	G&K Services Inc	10,567	741
PTC Inc (a)	6,780	227	UniFirst Corp/MA	4,468	519
Sapiens International Corp NV (a)	4,594	29			$1,401
Seachange International Inc (a)	8,077	57
SS&C Technologies Holdings Inc	188,450	10,427

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Toys, Games & Hobbies - 0.02%					(a) Non-Income Producing Security
Jakks Pacific Inc (a)	29,437		$177		(b) Security is Illiquid
LeapFrog Enterprises Inc (a)	8,019		19		(c)	Fair value of these investments is determined in good faith by the Manager
			$196		under procedures established and periodically reviewed by the Board of
					Directors. At the end of the period, the fair value of these securities totaled
Transportation - 1.25%					$175 or 0.01% of net assets.
Air Transport Services Group Inc (a)	90,322		752
ArcBest Corp	25,296		942
Atlas Air Worldwide Holdings Inc (a)	28,190		1,274
Baltic Trading Ltd	20,230		33		Portfolio Summary (unaudited)
CAI International Inc (a)	6,463		136		Sector	Percent
Celadon Group Inc	11,164		266		Financial	26.27%
CHC Group Ltd (a)	7,194		14		Consumer, Non-cyclical	17.57%
Con-way Inc	69,573		2,851		Industrial	14.52%
Covenant Transportation Group Inc (a)	4,228		120		Consumer, Cyclical	13.90%
DHT Holdings Inc	24,650		181		Technology	10.99%
Era Group Inc (a)	24,619		554		Exchange Traded Funds	5.85%
GasLog Ltd	4,443		78		Energy	3.25%
Hornbeck Offshore Services Inc (a)	41,220		915		Communications	2.99%
HUB Group Inc (a)	930		31		Basic Materials	2.97%
International Shipholding Corp	7,458		125		Utilities	1.76%
Marten Transport Ltd	37,408		765		Diversified	0.04%
Matson Inc	57,512		1,998		Government	0.01%
Navios Maritime Acquisition Corp	17,688		59		Liabilities in Excess of Other Assets, Net	(0.12)%
Nordic American Tankers Ltd	12,485		126		TOTAL NET ASSETS	100.00%
Overseas Shipholding Group Inc - Warrants (a)	33,493		146
PAM Transportation Services Inc (a)	11,332		656
Providence and Worcester Railroad Co	4,798		89
Quality Distribution Inc (a)	34,884		291
Roadrunner Transportation Systems Inc (a)	12,208		248
Safe Bulkers Inc	8,225		30
Saia Inc (a)	8,845		372
Scorpio Tankers Inc	61,363		483
Ship Finance International Ltd	29,467		409
Teekay Tankers Ltd	13,969		72
Tidewater Inc	17,774		520
Ultrapetrol Bahamas Ltd (a)	14,867		24
USA Truck Inc (a)	9,958		277
UTI Worldwide Inc (a)	23,354		277
Werner Enterprises Inc	13,384		381
XPO Logistics Inc (a)	5,589		206
YRC Worldwide Inc (a)	3,226		51
			$15,752

Trucking & Leasing - 0.74%
AMERCO (a)	10,123		2,896
GATX Corp	51,440		2,940
Greenbrier Cos Inc/The	50,530		2,624
TAL International Group Inc	14,707		598
Textainer Group Holdings Ltd	2,025		66
Willis Lease Finance Corp (a)	8,412		174
			$9,298

Water - 0.11%
American States Water Co	20,068		795
California Water Service Group	10,479		257
Connecticut Water Service Inc	2,720		98
Consolidated Water Co Ltd	14,307		155
Middlesex Water Co	1,357		30
SJW Corp	2,707		92
			$1,427
TOTAL COMMON STOCKS			$1,189,938
INVESTMENT COMPANIES - 5.85%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 5.85%
BlackRock Liquidity Funds TempFund	45,092,672		45,093
Portfolio
Goldman Sachs Financial Square Funds -	27,879,087		27,879
Money Market Fund
JP Morgan Prime Money Market Fund	855,624		855
			$73,827
TOTAL INVESTMENT COMPANIES			$73,827
Total Investments			$1,263,765
Liabilities in Excess of Other Assets, Net - (0.12)%				$(1,540)
TOTAL NET ASSETS - 100.00%			$1,262,225

See accompanying notes

		Schedule of Investments
SmallCap Value Fund II
January 31, 2015 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; March 2015	Long	633	$74,231	$73,504	$(727)
Total					$(727)
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2015 (unaudited)

		Principal			Principal
BONDS	- 0.95%	Amount (000's)	Value (000's)	MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

	U.S. Municipals - 0.95%			California (continued)
	Oglala Sioux Tribe			Los Angeles Department of Water & Power
	5.00%, 10/01/2022(a)	$650	$656	5.25%, 07/01/2038	$1,000	$1,131
	5.75%, 10/01/2025(a)	1,500	1,552	Los Angeles Unified School District/CA
			$2,208	5.00%, 07/01/2029	1,000	1,161
	TOTAL BONDS		$2,208	Metropolitan Water District of Southern
		Principal		California
	MUNICIPAL BONDS - 100.58%	Amount (000's) Value (000's)		5.00%, 07/01/2029	1,150	1,342
				Morongo Band of Mission Indians/The
	Alabama - 2.11%			6.50%, 03/01/2028(a)	500	564
	Auburn University			Port of Los Angeles
	5.00%, 06/01/2038	$1,500	$1,672	5.00%, 08/01/2031	1,240	1,426
	Birmingham Airport Authority (credit support			Regents of the University of California
	from AGM)			Medical Center Pooled Revenue
	5.25%, 07/01/2030(b)	1,000	1,159	5.50%, 05/15/2027	1,375	1,535
	Courtland Industrial Development Board			Richmond Joint Powers Financing Authority
	5.20%, 06/01/2025	1,250	1,258	6.25%, 07/01/2024	1,000	1,202
	Selma Industrial Development Board			Riverside Community Properties Development
	6.25%, 11/01/2033	700	823	Inc
			$4,912	6.00%, 10/15/2038	1,150	1,413
	Alaska - 1.83%			Sacramento Area Flood Control
				Agency (credit support from BAM)
	Alaska Housing Finance Corp			5.00%, 10/01/2039(b)	1,340	1,570
	5.00%, 12/01/2027(c)	2,000	2,454
	Borough of Matanuska-Susitna AK (credit			San Diego Unified School District/CA
				0.00%, 07/01/2032(e)	5,000	2,686
	support from ASSURED GTY)
	5.50%, 09/01/2023(b)	1,500	1,777	Southern California Public Power Authority
				5.25%, 07/01/2028	1,000	1,203
			$4,231	University of California
	Arizona - 1.83%			5.00%, 05/15/2037	1,500	1,726
	Arizona Department of Transportation State			5.75%, 05/15/2025	1,380	1,663
	Highway Fund Revenue			West Contra Costa Unified School District
	5.00%, 07/01/2026	1,500	1,716	5.25%, 08/01/2033	1,000	1,198
	City of Phoenix Civic Improvement Corp					$47,637
	5.00%, 07/01/2034	1,000	1,142
	Industrial Development Authority of the			Colorado - 1.05%
	County of Pima/The			Platte River Power Authority
	6.55%, 12/01/2037	295	303	5.00%, 06/01/2026	1,135	1,319
	Navajo County Pollution Control Corp			Regional Transportation District
	5.75%, 06/01/2034	1,015	1,081	6.00%, 01/15/2041	450	516
			$4,242	6.50%, 01/15/2030	500	592
						$2,427
	California - 20.55%
	Alum Rock Union Elementary School			Connecticut - 0.53%
	District			State of Connecticut (credit support from
				ACA)
	5.25%, 08/01/2043	1,000	1,188	6.60%, 07/01/2024(b)	1,215	1,219
	Bay Area Toll Authority
	5.00%, 04/01/2034	2,500	2,936
	California Educational Facilities Authority			District of Columbia - 3.00%
	5.00%, 01/01/2038(d)	1,621	1,789	District of Columbia
	5.00%, 10/01/2038(d)	2,700	3,050	5.00%, 12/01/2023	1,785	2,109
	5.00%, 01/01/2039(d)	8,148	9,176	5.00%, 12/01/2024	715	844
	California Pollution Control Financing			6.38%, 10/01/2034	1,000	1,201
	Authority			District of Columbia Water & Sewer
	5.00%, 07/01/2030(a)	1,000	1,126	Authority (credit support from AGM)
	California Statewide Communities			5.50%, 10/01/2017(b)	500	565
	Development Authority			District of Columbia Water & Sewer
	6.25%, 11/15/2019(a)	500	558	Authority (credit support from AGM-CR
	6.63%, 11/15/2024(a)	500	601	NATL-RE-FGIC)
	California Statewide Communities			5.50%, 10/01/2041(b)	2,000	2,259
	Development Authority (credit support from					$6,978
	FHA INS)
	6.63%, 08/01/2029(b)	890	1,083	Florida - 3.52%
	California Statewide Communities			County of Miami-Dade FL Aviation
	Development Authority (credit support from			Revenue (credit support from ASSURED
	GNMA COLL)			GTY)
	4.90%, 07/20/2039(b)	500	535	5.25%, 10/01/2033(b)	2,000	2,244
	City of Los Angeles Department of Airports			Escambia County Health Facilities
	5.00%, 05/15/2035	1,500	1,728	Authority (credit support from AMBAC)
				5.95%, 07/01/2020(b)	65	70
	City of Vernon CA Electric System Revenue
	5.13%, 08/01/2021	1,000	1,143	Florida HomeLoan Corp (credit support from
	Golden State Tobacco Securitization Corp			AMBAC FHA 542 (C))
				6.50%, 07/01/2036(b)	900	902
	5.75%, 06/01/2047	2,500	2,208
	Lancaster Redevelopment Agency			Greater Orlando Aviation Authority
	6.50%, 08/01/2029	580	696	5.00%, 11/15/2036	1,000	1,016

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2015 (unaudited)

		Principal				Principal
	MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)			MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

	Florida (continued)			Iowa	- 2.41%
	Miami-Dade County Educational Facilities				City of Altoona IA (credit support from CITY
	Authority (credit support from BHAC-CR)				APPROP)
	5.50%, 04/01/2038(b)	$1,000	$1,055		5.75%, 06/01/2031(b)	$1,200	$1,306
	Miami-Dade County School Board Foundation				Iowa Finance Authority
	Inc (credit support from ASSURED GTY)				5.00%, 12/01/2019	4,000	4,285
	5.25%, 05/01/2028(b)	2,000	2,239				$5,591
	Orange County Industrial Development
	Authority/FL				Kansas - 0.81%
	8.00%, 07/01/2036(a)	600	621		County of Sedgwick KS/County of Shawnee
			$8,147		KS (credit support from GNMA/FNMA)
					5.65%, 06/01/2037(b)	655	699
	Georgia - 0.52%				Kansas Development Finance Authority
	City of Atlanta GA Water & Wastewater				5.50%, 11/15/2029	1,000	1,185
	Revenue						$1,884
	6.00%, 11/01/2027	1,000	1,216
					Kentucky - 2.67%
					Kentucky Economic Development Finance
Idaho	- 1.31%				Authority
	Idaho Health Facilities Authority				5.38%, 08/15/2024	1,000	1,119
	6.65%, 02/15/2021	2,000	2,639		5.63%, 08/15/2027	1,000	1,128
	Idaho Housing & Finance Association				Kentucky Economic Development Finance
	5.85%, 07/01/2036	390	401		Authority (credit support from ASSURED
			$3,040		GTY)
					6.00%, 12/01/2033(b)	1,000	1,093
	Illinois - 9.76%				Kentucky State Property & Building
	City of Chicago IL
	7.13%, 03/15/2022	400	400		Commission (credit support from ASSURED
					GTY)
	7.46%, 02/15/2026	250	181		5.25%, 02/01/2025(b)	1,000	1,157
	City of Chicago IL (credit support from				Paducah Electric Plant Board (credit support
	ASSURED GTY)
	5.25%, 01/01/2025(b)	2,000	2,179		from ASSURED GTY)
					5.25%, 10/01/2035(b)	1,500	1,686
	City of Chicago IL Wastewater Transmission
	Revenue (credit support from BHAC)						$6,183
	5.50%, 01/01/2038(b)	1,000	1,110		Louisiana - 1.89%
	Gilberts Special Service Area No 24/IL				Lafayette Public Trust Financing
	5.38%, 03/01/2034	325	277		Authority (credit support from AGM)
	Huntley Special Service Area No				5.25%, 10/01/2030(b)	1,000	1,160
	10/IL (credit support from ASSURED GTY)				Louisiana Public Facilities Authority
	5.10%, 03/01/2029(b)	1,000	1,066		8.38%, 07/01/2039	600	630
	Illinois Finance Authority				Louisiana Public Facilities Authority (credit
	5.00%, 12/01/2015	750	775		support from FNMA)
	5.00%, 11/15/2034(c)	500	586		0.00%, 12/01/2019(b),(e)	1,500	1,420
	5.38%, 08/15/2024	500	580		New Orleans Aviation Board (credit support
	5.50%, 08/01/2037	1,000	1,118		from ASSURED GTY)
	5.75%, 08/15/2030	1,050	1,246		6.00%, 01/01/2023(b)	1,000	1,174
	5.75%, 11/15/2037	1,500	1,666				$4,384
	6.00%, 03/01/2038	1,540	1,760
	6.25%, 11/15/2035	1,000	1,181		Maryland - 0.52%
	6.50%, 11/01/2038	1,000	1,207		Maryland Economic Development Corp
	7.00%, 02/15/2018	360	396		5.75%, 06/01/2035	545	595
	7.25%, 11/01/2038	1,000	1,235		Maryland Health & Higher Educational
	Illinois State Toll Highway Authority				Facilities Authority
	5.25%, 01/01/2030	1,000	1,160		6.00%, 07/01/2041	500	603
	State of Illinois						$1,198
	5.50%, 07/01/2027	3,410	3,951		Massachusetts - 4.21%
	United City of Yorkville IL				Massachusetts Bay Transportation Authority
	5.75%, 03/01/2028	500	511		5.25%, 07/01/2028	2,000	2,659
	Village of Pingree Grove IL Special Service				Massachusetts Development Finance Agency
	Area No 7				5.75%, 12/01/2042	1,000	1,203
	6.00%, 03/01/2036	64	66		Massachusetts Educational Financing
			$22,651		Authority
	Indiana - 2.11%				4.90%, 07/01/2028	3,345	3,625
	City of Rockport IN				Massachusetts Health & Educational Facilities
	7.00%, 06/01/2028	1,000	1,035		Authority (credit support from GO OF UNIV)
					5.00%, 07/01/2038(b)	1,000	1,107
	Indiana Finance Authority
	5.00%, 10/01/2044	700	771		Massachusetts State College Building
	5.38%, 11/01/2032	1,000	1,130		Authority
	Indiana Municipal Power Agency				5.50%, 05/01/2039	1,000	1,157
	6.00%, 01/01/2039	1,000	1,156				$9,751
	Town of Shoals IN
	7.25%, 11/01/2043	700	795
			$4,887

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2015 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)			MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

Michigan - 0.76%				New York (continued)
City of Detroit MI Sewage Disposal System				New York State Dormitory Authority (credit
Revenue (credit support from AGM)				support from ASSURED GTY ST AID
7.00%, 07/01/2027(b)	$1,500	$1,759		WITHHLDG)
				5.00%, 10/01/2023(b)	$2,000	$2,300
				Tompkins County Development Corp
Minnesota - 0.77%				5.00%, 07/01/2027	1,115	1,222
City of Minneapolis MN
6.75%, 11/15/2032	500	597				$21,725
City of Minneapolis MN (credit support from				North Carolina - 0.50%
ASSURED GTY)				City of Raleigh NC Combined Enterprise
6.50%, 11/15/2038(b)	1,000	1,184		System Revenue
		$1,781		5.00%, 03/01/2031	1,000	1,164

Nebraska - 1.47%
Municipal Energy Agency of Nebraska (credit			Ohio	- 2.44%
support from BHAC)				American Municipal Power Inc
5.13%, 04/01/2029(b)	1,000	1,145		5.25%, 02/15/2033	2,575	3,013
Omaha Public Power District				City of Cincinnati OH
5.50%, 02/01/2039	1,000	1,143		5.00%, 12/01/2032	815	945
University of Nebraska				Ohio Air Quality Development Authority
5.25%, 07/01/2039	1,000	1,133		5.63%, 06/01/2018	1,000	1,120
		$3,421		Ohio Housing Finance Agency (credit support
				from GNMA/FNMA/FHLMC COLL)
Nevada - 0.49%				5.20%, 09/01/2029(b)	540	579
County of Clark NV						$5,657
5.13%, 07/01/2034	1,000	1,142
				Pennsylvania - 2.70%
				Allegheny County Industrial Development
New Hampshire - 0.47%				Authority
City of Manchester NH General Airport				6.00%, 07/15/2038	1,000	1,043
Revenue (credit support from AGM)
5.13%, 01/01/2030(b)	1,000	1,087		City of Scranton PA
				8.50%, 09/01/2022	700	743
				Pennsylvania Economic Development
New Jersey - 1.76%				Financing Authority
Casino Reinvestment Development Authority				6.00%, 06/01/2031	500	500
5.25%, 11/01/2039	750	836		Pennsylvania Turnpike Commission
New Jersey Economic Development				0.00%, 12/01/2028(e),(f)	800	884
Authority				0.00%, 12/01/2034(e),(f)	500	550
5.00%, 09/01/2034	1,000	1,097		Pottsville Hospital Authority/PA
5.75%, 04/01/2031	1,005	1,198		6.50%, 07/01/2028	2,300	2,531
5.75%, 06/01/2031	550	619				$6,251
New Jersey Housing & Mortgage Finance
Agency				South Carolina - 0.48%
6.38%, 10/01/2028	315	328		South Carolina Jobs-Economic Development
		$4,078		Authority (credit support from ASSURED
				GTY)
New York - 9.37%				5.38%, 02/01/2029(b)	1,000	1,118
Brooklyn Arena Local Development Corp
6.38%, 07/15/2043	1,400	1,696
Build NYC Resource Corp				Tennessee - 0.35%
5.00%, 01/01/2035(a)	500	541		Chattanooga Health Educational & Housing
				Facility Board
Hudson Yards Infrastructure Corp				5.50%, 10/01/2020	295	299
5.75%, 02/15/2047	2,500	2,939
Metropolitan Transportation Authority				Shelby County Health Educational & Housing
				Facilities Board
5.25%, 11/15/2030	1,500	1,742		5.63%, 09/01/2026	500	513
New York City Industrial Development
Agency (credit support from ASSURED						$812
GTY)			Texas	- 7.30%
6.13%, 01/01/2029(b)	1,000	1,162		Capital Area Cultural Education Facilities
New York City Transitional Finance Authority				Finance Corp
Building Aid Revenue (credit support from				6.13%, 04/01/2045	1,000	1,176
ST AID WITHHLDG)				Central Texas Turnpike System
5.25%, 01/15/2039(b)	2,145	2,435		5.00%, 08/15/2042(c)	1,000	1,136
New York Liberty Development Corp				City of Houston TX Airport System Revenue
5.00%, 11/15/2031	1,000	1,149		5.00%, 07/01/2029	2,000	2,179
5.00%, 09/15/2040	1,000	1,166		Dallas County Flood Control District No 1
5.25%, 10/01/2035	1,500	1,871		6.75%, 04/01/2016	85	85
New York Liberty Development Corp (credit				Dallas/Fort Worth International Airport
support from GO OF AUTH)				5.25%, 11/01/2027	1,495	1,813
5.00%, 12/15/2041(b)	1,000	1,157		Gregg County Health Facilities Development
New York State Dormitory Authority				Corp
5.00%, 07/01/2034	1,000	1,183		5.00%, 10/01/2016	600	612
5.00%, 07/01/2039	500	583		Harris County Industrial Development Corp
5.00%, 07/01/2044	500	579		5.00%, 02/01/2023	400	450

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2015 (unaudited)

		Principal			Principal
	MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

	Texas (continued)			Wisconsin (continued)
	Harris County-Houston Sports Authority			County of Milwaukee WI Airport
	5.00%, 11/15/2030	$2,000	$2,363	Revenue (credit support from AGM)
	North Texas Health Facilities Development			5.25%, 12/01/2025(b)	$4,000		$4,331
	Corp (credit support from AGM)			Public Finance Authority
	5.00%, 09/01/2024(b)	1,000	1,094	5.25%, 04/01/2030	1,400		1,449
	North Texas Tollway Authority			6.00%, 07/15/2042	500		543
	5.63%, 01/01/2033	1,000	1,115	State of Wisconsin (credit support from ST
	5.75%, 01/01/2033	1,130	1,262	APPROP)
	Sea Breeze Public Facility Corp			5.38%, 05/01/2025(b)	1,000		1,174
	6.50%, 01/01/2046	100	104	Wisconsin Health & Educational Facilities
	Tarrant County Cultural Education Facilities			Authority
	Finance Corp (credit support from ASSURED			6.38%, 02/15/2029	500		608
	GTY)			6.63%, 02/15/2039	720		883
	6.25%, 07/01/2028(b)	1,000	1,156				$9,808
	Texas A&M University			TOTAL MUNICIPAL BONDS			$233,268
	5.00%, 05/15/2027	1,000	1,165	Total Investments			$235,476
	Texas Private Activity Bond Surface			Liability for Floating Rate Notes Issued in Conjunction with
	Transportation Corp			Securities Held - (3.29)%
	7.00%, 12/31/2038	1,000	1,261	Notes with an interest rate of 0.03% at January	$(7,621	) $	(7,621)
			$16,971	31, 2015 and contractual maturity of collateral
				from 2017-2020.(g)
Utah	- 0.42%
	Utah Housing Corp			Total Net Investments			$227,855
	5.75%, 07/01/2036	940	975	Other Assets in Excess of Liabilities, Net - 1.76%			$4,090
				TOTAL NET ASSETS - 100.00%			$231,945

	Virgin Islands - 0.32%
	Virgin Islands Public Finance Authority			(a)	Security exempt from registration under Rule 144A of the Securities Act of
	5.00%, 10/01/2025	650	739	1933. These securities may be resold in transactions exempt from
				registration, normally to qualified institutional buyers. At the end of the
	Virginia - 2.35%			period, the value of these securities totaled $6,219 or 2.68% of net assets.
	County of Botetourt VA			(b)	Credit support indicates investments that benefit from credit enhancement
	6.00%, 07/01/2034	1,000	1,044	or liquidity support provided by a third party bank, institution, or
	6.00%, 07/01/2044	1,000	1,026	government agency.
	Fairfax County Industrial Development			(c) Security purchased on a when-issued basis.
	Authority			(d)	Security or portion of underlying security related to Inverse Floaters
	5.00%, 05/15/2035(d)	700	813	entered into by the Fund. See Notes to Financial Statements for additional
	Roanoke Economic Development Authority			information.
	6.63%, 12/01/2044	1,295	1,464	(e) Non-Income Producing Security
	Shops at White Oak Village Community			(f)	Variable Rate. Rate shown is in effect at January 31, 2015.
	Development Authority/The			(g)	Floating rate securities. The interest rate(s) shown reflect the rates in
	5.30%, 03/01/2017	200	212	effect at January 31, 2015
	Washington County Industrial Development
	Authority/VA
	7.50%, 07/01/2029	750	897	Portfolio Summary (unaudited)
			$5,456	Sector			Percent
	Washington - 3.05%			Revenue Bonds			61.78%
	FYI Properties			Insured			23.91%
	5.50%, 06/01/2039	1,000	1,155	Prerefunded			7.04%
	State of Washington			General Obligation Unlimited			6.21%
	6.40%, 06/01/2017	2,260	2,437	Government			0.95%
	Washington Health Care Facilities Authority			Special Assessment			0.61%
	7.38%, 03/01/2038	1,000	1,259	Tax Allocation			0.41%
	Washington Health Care Facilities			Special Tax			0.37%
	Authority (credit support from AGM)			Certificate Participation			0.25%
	5.50%, 08/15/2038(b)	1,000	1,102	Liability For Floating Rate Notes Issued			(3.29)%
	Washington Higher Education Facilities			Other Assets in Excess of Liabilities, Net			1.76%
	Authority			TOTAL NET ASSETS			100.00%
	5.63%, 10/01/2040	1,000	1,103
			$7,056

	West Virginia - 0.73%
	County of Ohio WV
	5.85%, 06/01/2034	250	259
	West Virginia Hospital Finance Authority
	5.50%, 06/01/2034	1,250	1,430
			$1,689

	Wisconsin - 4.22%
	City of Superior WI (credit support from GO
	OF CORP)
	5.38%, 11/01/2021(b)	750	821

See accompanying notes

Glossary to the Schedule of Investments
January 31, 2015 (unaudited)

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
TRY	Turkish Lira
USD/$	United States Dollar

See accompanying notes

At January 31, 2015, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
Bond & Mortgage Securities Fund	$113,430	$(42,903)	$70,527	$4,611,496
California Municipal Fund	23,669	(42)	23,627	199,050
Core Plus Bond Fund I	28,067	(1,513)	26,554	617,866
Diversified International Fund	796,778	(282,676)	514,102	4,381,788
Equity Income Fund	1,987,987	(108,897)	1,879,090	3,607,452
Global Diversified Income Fund	581,124	(410,914)	170,210	9,949,120
Global Real Estate Securities Fund	433,098	(49,220)	383,878	2,508,985
Government & High Quality Bond Fund	41,439	(21,628)	19,811	1,492,013
High Yield Fund	81,056	(241,309)	(160,253)	3,767,868
High Yield Fund I	35,195	(60,873)	(25,678)	1,800,444
Income Fund	161,283	(34,157)	127,126	2,913,227
Inflation Protection Fund	34,122	(16,564)	17,558	1,333,088
International Emerging Markets Fund	169,712	(119,035)	50,677	1,724,005
International Fund I	32,541	(13,151)	19,390	319,828
LargeCap Blend Fund II	120,794	(13,093)	107,701	477,820
LargeCap Growth Fund	855,235	(42,284)	812,951	2,600,621
LargeCap Growth Fund I	1,919,945	(150,583)	1,769,362	5,841,853
LargeCap Growth Fund II	48,120	(23,752)	24,368	660,094
LargeCap S&P 500 Index Fund	1,568,628	(71,463)	1,497,165	2,531,107
LargeCap Value Fund	337,346	(84,798)	252,548	2,974,769
LargeCap Value Fund III	305,170	(83,987)	221,183	2,483,353
MidCap Fund	2,536,508	(134,920)	2,401,588	6,940,498
MidCap Growth Fund	11,680	(947)	10,733	84,602
MidCap Growth Fund III	178,567	(67,483)	111,084	1,300,099
MidCap S&P 400 Index Fund	322,512	(53,404)	269,108	853,945
MidCap Value Fund I	219,192	(58,155)	161,037	1,867,619
MidCap Value Fund III	151,123	(33,442)	117,681	846,193
Money Market Fund	—	—	—	942,419
Overseas Fund	288,206	(217,867)	70,339	2,555,295
Principal Capital Appreciation Fund	1,129,698	(29,878)	1,099,820	1,358,962
Principal LifeTime 2010 Fund	171,406	(28,287)	143,119	1,393,620
Principal LifeTime 2015 Fund	137,326	(2,388)	134,938	745,970
Principal LifeTime 2020 Fund	803,014	(120,426)	682,588	5,719,628
Principal LifeTime 2025 Fund	220,278	(10,788)	209,490	1,258,467
Principal LifeTime 2030 Fund	935,883	(136,018)	799,865	5,798,510
Principal LifeTime 2035 Fund	169,085	(10,059)	159,026	925,084
Principal LifeTime 2040 Fund	664,148	(89,842)	574,306	3,681,019
Principal LifeTime 2045 Fund	92,404	(8,353)	84,051	569,087
Principal LifeTime 2050 Fund	315,596	(49,706)	265,890	1,857,040
Principal LifeTime 2055 Fund	16,707	(3,912)	12,795	156,591
Principal LifeTime 2060 Fund	660	(3,063)	(2,403)	61,199
Principal LifeTime Hybrid 2015 Fund	—	—	—	10
Principal LifeTime Hybrid 2020 Fund	—	—	—	10
Principal LifeTime Hybrid 2025 Fund	—	—	—	10
Principal LifeTime Hybrid 2030 Fund	—	—	—	10
Principal LifeTime Hybrid 2035 Fund	—	—	—	10
Principal LifeTime Hybrid 2040 Fund	—	—	—	10
Principal LifeTime Hybrid 2045 Fund	—	—	—	10
Principal LifeTime Hybrid 2050 Fund	—	—	—	10
Principal LifeTime Hybrid 2055 Fund	—	—	—	10
Principal LifeTime Hybrid 2060 Fund	—	—	—	10
Principal LifeTime Hybrid Income Fund	—	—	—	10
Principal LifeTime Strategic Income Fund	67,061	(6,325)	60,736	717,743
Real Estate Securities Fund	791,794	(4,229)	787,565	1,707,306
SAM Balanced Portfolio	741,837	(33,332)	708,505	4,184,097
SAM Conservative Balanced Portfolio	174,709	(9,622)	165,087	1,494,221
SAM Conservative Growth Portfolio	578,701	(31,869)	546,832	2,676,753
SAM Flexible Income Portfolio	158,091	(10,695)	147,396	1,969,981
SAM Strategic Growth Portfolio	362,780	(34,525)	328,255	1,652,794
Short-Term Income Fund	29,368	(12,073)	17,295	2,644,084
SmallCap Blend Fund	122,385	(21,758)	100,627	424,812
SmallCap Growth Fund I	282,765	(79,057)	203,708	1,426,729
SmallCap S&P 600 Index Fund	275,314	(68,911)	206,403	881,824
SmallCap Value Fund II	236,859	(69,881)	166,978	1,096,787
Tax-Exempt Bond Fund	25,602	(139)	25,463	202,392

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, and Principal LifeTime Hybrid Income Fund (collectively, the “Principal LifeTime Hybrid Funds”), along with the SAM Balanced, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation

Bond & Mortgage Securities Fund, California Municipal Fund, Core Plus Bond Fund I, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, LargeCap Blend Fund II, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund III, MidCap Blend Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II, and Tax-Exempt Bond Fund (known as the "Funds") (with the exception of Money Market Fund, Principal LifeTime Funds, and the SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Fund values its securities, other than holdings of other mutual funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other mutual funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.)

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Fund’s assets and liabilities. As of January 31, 2015, there were no significant transfers into or out of Level 3, except as noted in the Level 3 roll forward.

The table below shows the amounts that were transferred from Level 1 to Level 2 due to lack of exchange traded valuation data; however observable market inputs were available to support these valuations:

Global Diversified Income Fund	$5,521,926
High Yield Fund I	3,386,142
SmallCap Value Fund II	376,836

The table below shows the amounts that were transferred from Level 2 to Level 1 due the resumption of trading for previous thinly traded securities:

Diversified International Fund	$20,856,314
Global Diversified Income Fund	23,389,413
International Emerging Markets Fund	73,985,701
SmallCap Value Fund II	11,622

The   following is a summary of the inputs used as of January 31, 2015 in valuing the Funds' securities carried at value (amounts shown

in thousands):
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Bond & Mortgage Securities Fund
Bonds	$—	$2,834,343	$14,354	$2,848,697
Common Stocks*	—	—	—	—
Convertible Bonds	—	1,088	—	1,088
Investment Companies	150,491	—	—	150,491
Preferred Stocks
Communications	1,328	—	—	1,328
Financial	18,703	1,610	—	20,313
Utilities	2,053	—	—	2,053
Senior Floating Rate Interests	—	143,717	—	143,717
U.S. Government & Government Agency Obligations	—	1,514,336	—	1,514,336
Total investments in securities $	172,575	$4,495,094	$14,354	$4,682,023
Assets
Credit Contracts**
Credit Default Swaps	$—	$4,383	$—	$4,383
Exchange Cleared Credit Default Swaps	—	72	—	72
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$826	$—	$826
Interest Rate Contracts**
Futures	$723	$—	$—	$723
Liabilities
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$(228)	$—	$(228)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(183)	$—	$(183)
Interest Rate Contracts**
Futures	$(868)	$—	$—	$(868)

California Municipal Fund
Municipal Bonds	$—	$233,416	$—	$233,416
Total investments in securities $	—	$233,416	$—	$233,416

Core Plus Bond Fund I
Bonds	$—	$253,506	$318	$253,824
Certificate of Deposit	—	2,200	—	2,200
Convertible Preferred Stocks
Financial	—	4,600	—	4,600
Municipal Bonds	—	11,502	—	11,502
Preferred Stocks
Financial	—	2,002	—	2,002
U.S. Government & Government Agency Obligations	—	370,292	—	370,292
Total investments in securities $	—	$644,102	$318	$644,420
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$37,584	$—	$37,584
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(29,428)	$—	$(29,428)

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Diversified International Fund
Common Stocks
Basic Materials	$23,915	$161,703	$—	$185,618
Communications	43,941	491,649	—	535,590
Consumer, Cyclical	160,278	503,964	—	664,242
Consumer, Non-cyclical	77,013	859,848	—	936,861
Energy	66,430	178,448	—	244,878
Financial	239,630	991,314	—	1,230,944
Industrial	109,634	502,024	—	611,658
Technology	—	280,364	—	280,364
Utilities	14,307	163,557	—	177,864
Investment Companies	11,354	—	—	11,354
Preferred Stocks	16,517	—	—	16,517
Total investments in securities $	763,019	$4,132,871	$—	$4,895,890

Equity Income Fund
Common Stocks*	$5,430,439	$—	$—	$5,430,439
Investment Companies	56,103	—	—	56,103
Total investments in securities $	5,486,542	$—	$—	$5,486,542

Global Diversified Income Fund
Bonds	$—	$5,921,826	$59,130	$5,980,956
Common Stocks
Basic Materials	26,128	15,991	—	42,119
Communications	119,310	71,977	4	191,291
Consumer, Cyclical	49,071	35,563	—	84,634
Consumer, Non-cyclical	118,873	127,280	—	246,153
Diversified	758	20,337	—	21,095
Energy	601,049	49,327	—	650,376
Financial	392,372	310,748	—	703,120
Industrial	85,827	120,897	—	206,724
Technology	41,804	5,449	—	47,253
Utilities	427,126	180,878	—	608,004
Convertible Bonds	—	4,606	—	4,606
Credit Linked Structured Notes	—	6,163	3,250	9,413
Investment Companies	452,617	—	—	452,617
Preferred Stocks
Communications	20,116	15,228	—	35,344
Financial	184,977	15,715	—	200,692
Industrial	18,634	220	—	18,854
Utilities	22,823	8,082	—	30,905
Senior Floating Rate Interests	—	576,514	8,660	585,174
Total investments in securities $	2,561,485	$7,486,801	$71,044	$10,119,330
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$15,252	$—	$15,252
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(12,310)	$—	$(12,310)
Equity Contracts**
Options	$(14,568)	$—	$—	$(14,568)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(3,538)	$—	$(3,538)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(1,829)	$—	$(1,829)

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Global Real Estate Securities Fund
Common Stocks
Consumer, Cyclical	$—	$50,096	$—	$50,096
Diversified	—	40,691	—	40,691
Financial	1,672,579	1,072,497	—	2,745,076
Investment Companies	57,000	—	—	57,000
Total investments in securities $	1,729,579	$1,163,284	$—	$2,892,863

Government & High Quality Bond Fund
Bonds	$—	$477,207	$—	$477,207
Investment Companies	16,591	—	—	16,591
U.S. Government & Government Agency Obligations	—	1,018,026	—	1,018,026
Total investments in securities $	16,591	$1,495,233	$—	$1,511,824

High Yield Fund
Bonds	$—	$3,042,079	$17,373	$3,059,452
Common Stocks*	—	—	—	—
Convertible Bonds	—	20,195	—	20,195
Investment Companies	193,567	—	—	193,567
Preferred Stocks
Financial	—	24,546	—	24,546
Senior Floating Rate Interests	—	259,871	—	259,871
U.S. Government & Government Agency Obligations	—	49,984	—	49,984
Total investments in securities $	193,567	$3,396,675	$17,373	$3,607,615
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$3,473	$—	$3,473
Liabilities
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$(133)	$—	$(133)

High Yield Fund I
Bonds	$—	$1,589,191	$9,298	$1,598,489
Common Stocks
Basic Materials	—	—	1,301	1,301
Consumer, Cyclical	—	78	—	78
Financial	—	—	185	185
Industrial	487	—	8	495
Technology	—	—	—	—
Utilities	547	—	—	547
Convertible Bonds	—	—	707	707
Investment Companies	59,900	—	—	59,900
Preferred Stocks
Financial	591	6,123	—	6,714
Industrial	—	—	—	—
Technology	—	—	—	—
Senior Floating Rate Interests	—	106,350	—	106,350
Total investments in securities $	61,525	$1,701,742	$11,499	$1,774,766

Income Fund
Bonds	$—	$1,785,961	$13,290	$1,799,251
Common Stocks
Financial	—	—	5	5
Industrial	—	—	—	—
Technology	—	—	—	—
Convertible Bonds	—	31,383	—	31,383
Investment Companies	146,264	—	—	146,264
Senior Floating Rate Interests	—	19,373	—	19,373
U.S. Government & Government Agency Obligations	—	1,044,077	—	1,044,077
Total investments in securities $	146,264	$2,880,794	$13,295	$3,040,353

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Inflation Protection Fund
Bonds	$—	$100,576	$456	$101,032
Investment Companies	44,887	—	—	44,887
U.S. Government & Government Agency Obligations	—	1,203,038	—	1,203,038
Purchased Interest Rate Swaptions	—	1,125	—	1,125
Purchased Capped Options	—	42	—	42
Purchased Options	522	—	—	522
Total investments in securities $	45,409	$1,304,781	$456	$1,350,646
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$7,457	$—	$7,457
Interest Rate Contracts**
Futures	$772	$—	$—	$772
Interest Rate Swaps	—	144	—	144
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(1,867)	$—	$(1,867)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(3,076)	$—	$(3,076)
Futures	(10,565)	—	—	(10,565)
Interest Rate Swaps	—	(232)	—	(232)
Interest Rate Swaptions	—	(19)	—	(19)
Options	(668)	—	—	(668)

International Emerging Markets Fund
Common Stocks
Basic Materials	$20,391	$40,130	$—	$60,521
Communications	44,380	244,743	—	289,123
Consumer, Cyclical	29,367	91,679	—	121,046
Consumer, Non-cyclical	75,546	96,088	—	171,634
Energy	23,523	60,967	—	84,490
Financial	92,278	441,369	—	533,647
Industrial	29,452	81,596	—	111,048
Technology	—	252,538	—	252,538
Utilities	—	71,150	—	71,150
Investment Companies	13,651	—	—	13,651
Preferred Stocks
Communications	6,051	766	—	6,817
Energy	3,199	4,073	—	7,272
Financial	47,952	—	—	47,952
Utilities	3,793	—	—	3,793
Total investments in securities $	389,583	$1,385,099	$—	$1,774,682

International Fund I
Common Stocks
Basic Materials	$—	$19,565	$—	$19,565
Communications	—	16,721	—	16,721
Consumer, Cyclical	16,745	64,093	—	80,838
Consumer, Non-cyclical	8,549	32,393	—	40,942
Energy	2,290	6,719	—	9,009
Financial	3,265	72,101	—	75,366
Industrial	1,796	30,005	—	31,801
Technology	16,784	29,232	—	46,016
Utilities	—	11,585	—	11,585
Investment Companies	7,375	—	—	7,375
Total investments in securities $	56,804	$282,414	$—	$339,218
Liabilities
Equity Contracts**
Futures	$(91)	$—	$—	$(91)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

LargeCap Blend Fund II
Common Stocks
Basic Materials		$15,720	$—	$—	$15,720
Communications		67,009	—	—	67,009
Consumer, Cyclical		70,797	—	—	70,797
Consumer, Non-cyclical		128,970	7	—	128,977
Energy		41,470	—	—	41,470
Financial		92,346	—	—	92,346
Industrial		66,046	—	—	66,046
Technology		71,262	—	—	71,262
Utilities		16,134	—	—	16,134
Investment Companies		15,760	—	—	15,760
	Total investments in securities $	585,514	$7	$—	$585,521
Liabilities
Equity Contracts**
Futures		$(228)	$—	$—	$(228)

LargeCap Growth Fund
Common Stocks*		$3,301,094	$—	$—	$3,301,094
Investment Companies		112,478	—	—	112,478
	Total investments in securities $	3,413,572	$—	$—	$3,413,572

LargeCap Growth Fund I
Common Stocks
Basic Materials		$164,530	$—	$—	$164,530
Communications		1,167,384	1,012	—	1,168,396
Consumer, Cyclical		961,199	—	—	961,199
Consumer, Non-cyclical		2,145,483	—	—	2,145,483
Energy		326,815	—	—	326,815
Financial		662,651	—	—	662,651
Industrial		1,018,473	—	—	1,018,473
Technology		1,015,584	—	—	1,015,584
Utilities		1,504	—	—	1,504
Convertible Preferred Stocks
Communications		—	11,921	4,853	16,774
Investment Companies		125,622	—	—	125,622
Preferred Stocks
Communications		—	4,184	—	4,184
	Total investments in securities $	7,589,245	$17,117	$4,853	$7,611,215
Liabilities
Equity Contracts**
Futures		$(3,416)	$—	$—	$(3,416)

LargeCap Growth Fund II
Common Stocks*		$669,947	$—	$—	$669,947
Investment Companies		14,515	—	—	14,515
	Total investments in securities $	684,462	$—	$—	$684,462
Liabilities
Equity Contracts**
Futures		$(66)	$—	$—	$(66)

LargeCap S&P 500 Index Fund
Common Stocks*		$3,976,801	$—	$—	$3,976,801
Investment Companies		51,471	—	—	51,471
	Total investments in securities $	4,028,272	$—	$—	$4,028,272
Liabilities
Equity Contracts**
Futures		$(922)	$—	$—	$(922)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

LargeCap Value Fund
Common Stocks*		$3,192,967	$—	$—	$3,192,967
Investment Companies		34,350	—	—	34,350
	Total investments in securities $	3,227,317	$—	$—	$3,227,317
Liabilities
Equity Contracts**
Futures		$(66)	$—	$—	$(66)

LargeCap Value Fund III
Common Stocks
Basic Materials		$13,662	$—	$—	$13,662
Communications		205,124	—	—	205,124
Consumer, Cyclical		270,965	—	—	270,965
Consumer, Non-cyclical		619,315	44	—	619,359
Energy		227,061	—	—	227,061
Financial		612,015	—	—	612,015
Industrial		328,109	—	—	328,109
Technology		235,736	—	—	235,736
Utilities		97,449	—	—	97,449
Investment Companies		95,056	—	—	95,056
	Total investments in securities $	2,704,492	$44	$—	$2,704,536
Liabilities
Equity Contracts**
Futures		$(1,589)	$—	$—	$(1,589)

MidCap Fund
Common Stocks*		$9,316,467	$—	$—	$9,316,467
Investment Companies		25,619	—	—	25,619
	Total investments in securities $	9,342,086	$—	$—	$9,342,086

MidCap Growth Fund
Common Stocks*		$92,043	$—	$—	$92,043
Investment Companies		3,292	—	—	3,292
	Total investments in securities $	95,335	$—	$—	$95,335

MidCap Growth Fund III
Common Stocks*		$1,332,120	$—	$—	$1,332,120
Investment Companies		79,063	—	—	79,063
	Total investments in securities $	1,411,183	$—	$—	$1,411,183
Liabilities
Equity Contracts**
Futures		$(1,079)	$—	$—	$(1,079)

MidCap S&P 400 Index Fund
Common Stocks*		$1,106,620	$—	$—	$1,106,620
Investment Companies		16,433	—	—	16,433
	Total investments in securities $	1,123,053	$—	$—	$1,123,053
Liabilities
Equity Contracts**
Futures		$(251)	$—	$—	$(251)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

MidCap Value Fund I
Common Stocks
Basic Materials		$78,056	$—	$—	$78,056
Communications		95,120	—	—	95,120
Consumer, Cyclical		179,224	—	—	179,224
Consumer, Non-cyclical		335,859	225	—	336,084
Diversified		616	—	—	616
Energy		58,173	—	—	58,173
Financial		584,007	—	—	584,007
Industrial		200,811	—	—	200,811
Technology		193,960	—	—	193,960
Utilities		180,042	—	—	180,042
Investment Companies		122,563	—	—	122,563
	Total investments in securities $	2,028,431	$225	$—	$2,028,656
Liabilities
Equity Contracts**
Futures		$(655)	$—	$—	$(655)

MidCap Value Fund III
Common Stocks
Basic Materials		$26,729	$—	$—	$26,729
Communications		8,703	—	—	8,703
Consumer, Cyclical		126,143	—	—	126,143
Consumer, Non-cyclical		142,538	22	—	142,560
Diversified		284	—	—	284
Energy		30,917	—	—	30,917
Financial		294,807	—	—	294,807
Industrial		123,035	—	—	123,035
Technology		76,565	—	—	76,565
Utilities		94,683	—	—	94,683
Investment Companies		39,448	—	—	39,448
	Total investments in securities $	963,852	$22	$—	$963,874
Assets
Equity Contracts**
Futures		$136	$—	$—	$136

Money Market Fund
Bonds		$—	$141,659	$—	$141,659
Certificate of Deposit		—	20,600	—	20,600
Commercial Paper		—	634,035	—	634,035
Investment Companies		55,380	—	—	55,380
Municipal Bonds		—	56,485	—	56,485
Repurchase Agreements		—	34,260	—	34,260
	Total investments in securities $	55,380	$887,039	$—	$942,419

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Overseas Fund
Common Stocks
Basic Materials		$—	$180,716	$—	$180,716
Communications		—	226,112	—	226,112
Consumer, Cyclical		7,364	275,851	—	283,215
Consumer, Non-cyclical		32,320	422,215	—	454,535
Diversified		—	13,697	—	13,697
Energy		11,896	155,615	—	167,511
Financial		710	639,578	—	640,288
Industrial		38,411	344,557	—	382,968
Technology		—	41,512	—	41,512
Utilities		—	81,589	—	81,589
Investment Companies		151,417	—	—	151,417
Preferred Stocks
Consumer, Cyclical		—	2,074	—	2,074
	Total investments in securities $	242,118	$2,383,516	$—	$2,625,634
Liabilities
Equity Contracts**
Futures		$(1,814)	$—	$—	$(1,814)

Principal Capital Appreciation Fund
Common Stocks*		$2,406,464	$—	$—	$2,406,464
Investment Companies		52,318	—	—	52,318
	Total investments in securities $	2,458,782	$—	$—	$2,458,782

Principal LifeTime 2010 Fund
Investment Companies		$1,536,739	$—	$—	$1,536,739
	Total investments in securities $	1,536,739	$—	$—	$1,536,739

Principal LifeTime 2015 Fund
Investment Companies		$880,908	$—	$—	$880,908
	Total investments in securities $	880,908	$—	$—	$880,908

Principal LifeTime 2020 Fund
Investment Companies		$6,402,216	$—	$—	$6,402,216
	Total investments in securities $	6,402,216	$—	$—	$6,402,216

Principal LifeTime 2025 Fund
Investment Companies		$1,467,957	$—	$—	$1,467,957
	Total investments in securities $	1,467,957	$—	$—	$1,467,957

Principal LifeTime 2030 Fund
Investment Companies		$6,598,375	$—	$—	$6,598,375
	Total investments in securities $	6,598,375	$—	$—	$6,598,375

Principal LifeTime 2035 Fund
Investment Companies		$1,084,110	$—	$—	$1,084,110
	Total investments in securities $	1,084,110	$—	$—	$1,084,110

Principal LifeTime 2040 Fund
Investment Companies		$4,255,325	$—	$—	$4,255,325
	Total investments in securities $	4,255,325	$—	$—	$4,255,325

Principal LifeTime 2045 Fund
Investment Companies		$653,138	$—	$—	$653,138
	Total investments in securities $	653,138	$—	$—	$653,138

Principal LifeTime 2050 Fund
Investment Companies		$2,122,930	$—	$—	$2,122,930
	Total investments in securities $	2,122,930	$—	$—	$2,122,930

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Principal LifeTime 2055 Fund
Investment Companies		$169,386	$—	$—	$169,386
	Total investments in securities $	169,386	$—	$—	$169,386

Principal LifeTime 2060 Fund
Investment Companies		$58,796	$—	$—	$58,796
	Total investments in securities $	58,796	$—	$—	$58,796

Principal LifeTime Hybrid 2015 Fund
Investment Companies		$10	$—	$—	$10
	Total investments in securities $	10	$—	$—	$10

Principal LifeTime Hybrid 2020 Fund
Investment Companies		$10	$—	$—	$10
	Total investments in securities $	10	$—	$—	$10

Principal LifeTime Hybrid 2025 Fund
Investment Companies		$10	$—	$—	$10
	Total investments in securities $	10	$—	$—	$10

Principal LifeTime Hybrid 2030 Fund
Investment Companies		$10	$—	$—	$10
	Total investments in securities $	10	$—	$—	$10

Principal LifeTime Hybrid 2035 Fund
Investment Companies		$10	$—	$—	$10
	Total investments in securities $	10	$—	$—	$10

Principal LifeTime Hybrid 2040 Fund
Investment Companies		$10	$—	$—	$10
	Total investments in securities $	10	$—	$—	$10

Principal LifeTime Hybrid 2045 Fund
Investment Companies		$10	$—	$—	$10
	Total investments in securities $	10	$—	$—	$10

Principal LifeTime Hybrid 2050 Fund
Investment Companies		$10	$—	$—	$10
	Total investments in securities $	10	$—	$—	$10

Principal LifeTime Hybrid 2055 Fund
Investment Companies		$10	$—	$—	$10
	Total investments in securities $	10	$—	$—	$10

Principal LifeTime Hybrid 2060 Fund
Investment Companies		$10	$—	$—	$10
	Total investments in securities $	10	$—	$—	$10

Principal LifeTime Hybrid Income Fund
Investment Companies		$10	$—	$—	$10
	Total investments in securities $	10	$—	$—	$10

Principal LifeTime Strategic Income Fund
Investment Companies		$778,479	$—	$—	$778,479
	Total investments in securities $	778,479	$—	$—	$778,479

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Real Estate Securities Fund
Common Stocks*		$2,445,119	$—	$—	$2,445,119
Investment Companies		49,752	—	—	49,752
	Total investments in securities $	2,494,871	$—	$—	$2,494,871

SAM Balanced Portfolio
Investment Companies		$4,892,602	$—	$—	$4,892,602
	Total investments in securities $	4,892,602	$—	$—	$4,892,602

SAM Conservative Balanced Portfolio
Investment Companies		$1,659,308	$—	$—	$1,659,308
	Total investments in securities $	1,659,308	$—	$—	$1,659,308

SAM Conservative Growth Portfolio
Investment Companies		$3,223,585	$—	$—	$3,223,585
	Total investments in securities $	3,223,585	$—	$—	$3,223,585

SAM Flexible Income Portfolio
Investment Companies		$2,117,377	$—	$—	$2,117,377
	Total investments in securities $	2,117,377	$—	$—	$2,117,377

SAM Strategic Growth Portfolio
Investment Companies		$1,981,049	$—	$—	$1,981,049
	Total investments in securities $	1,981,049	$—	$—	$1,981,049

Short-Term Income Fund
Bonds		$—	$2,587,986	$24,777	$2,612,763
Investment Companies		17,701	—	—	17,701
U.S. Government & Government Agency Obligations		—	30,915	—	30,915
	Total investments in securities $	17,701	$2,618,901	$24,777	$2,661,379

SmallCap Blend Fund
Common Stocks
Basic Materials		$4,171	$—	$—	$4,171
Communications		33,606	—	—	33,606
Consumer, Cyclical		77,983	—	—	77,983
Consumer, Non-cyclical		120,251	33	—	120,284
Diversified		971	—	—	971
Energy		19,702	—	—	19,702
Financial		119,563	—	—	119,563
Industrial		54,183	—	—	54,183
Technology		61,126	—	—	61,126
Utilities		14,068	—	—	14,068
Investment Companies		19,782	—	—	19,782
	Total investments in securities $	525,406	$33	$—	$525,439
Assets
Equity Contracts**
Futures		$127	$—	$—	$127

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SmallCap Growth Fund I
Common Stocks
Basic Materials		$18,172	$—	$—	$18,172
Communications		104,881	15	—	104,896
Consumer, Cyclical		185,474	—	—	185,474
Consumer, Non-cyclical		455,203	14	—	455,217
Diversified		6,738	—	—	6,738
Energy		31,330	—	—	31,330
Financial		119,125	—	—	119,125
Industrial		222,854	—	—	222,854
Technology		321,393	—	—	321,393
Utilities		194	—	—	194
Investment Companies		165,044	—	—	165,044
	Total investments in securities $	1,630,408	$29	$—	$1,630,437
Assets
Equity Contracts**
Futures		$238	$—	$—	$238

SmallCap S&P 600 Index Fund
Common Stocks*		$1,040,971	$—	$—	$1,040,971
Investment Companies		47,256	—	—	47,256
	Total investments in securities $	1,088,227	$—	$—	$1,088,227
Liabilities
Equity Contracts**
Futures		$(521)	$—	$—	$(521)

SmallCap Value Fund II
Common Stocks
Basic Materials		$37,495	$—	$—	$37,495
Communications		37,721	163	—	37,884
Consumer, Cyclical		175,373	19	—	175,392
Consumer, Non-cyclical		221,771	23	—	221,794
Diversified		536	—	—	536
Energy		40,597	388	—	40,985
Financial		331,602	110	12	331,724
Government		120	—	—	120
Industrial		182,988	146	—	183,134
Technology		138,403	239	—	138,642
Utilities		22,232	—	—	22,232
Investment Companies		73,827	—	—	73,827
	Total investments in securities $	1,262,665	$1,088	$12	$1,263,765
Liabilities
Equity Contracts**
Futures		$(727)	$—	$—	$(727)

Tax-Exempt Bond Fund
Bonds		$—	$2,208	$—	$2,208
Municipal Bonds		—	233,268	—	233,268
	Total investments in securities $	—	$235,476	$—	$235,476

*For additional detail regarding sector classifications, please see the Schedule of Investments.

**Exchange cleared swaps, futures, and foreign currency contracts are valued at the unrealized appreciation/(depreciation) of the instrument.

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in thousands):

			Accrued						Net Change in Unrealized
	Value		Discounts/Premiums and				Transfers	Value	Appreciation/(Depreciation) on
	October 31,	Realized	Change in Unrealized		Proceeds from	Transfers	Out of Level	January 31,	Investments held at January 31,
Account	2014	Gain/(Loss)	Gain/(Loss)	Purchases	Sales	into Level 3*	3 **	2015	2015
Government & High Quality Bond Fund
Bonds	$19,838	$46	$41	$-	$(8,600)	$-	$(11,325)	$-	$-
Total	$19,838	$46	$41	$-	$(8,600)	$-	$(11,325)	$-	$-

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

The Funds' Schedules of Investments as of January 31, 2015 have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 03/18/2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 03/18/2015

By /s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date 03/18/2015